                                                       Registration No. 33-20827
                                                       Inv. Co. Act No. 811-5518

As filed with the Securities and Exchange Commission on  OCTOBER 11, 1996



================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]


                        POST-EFFECTIVE AMENDMENT NO.  39                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]


                                AMENDMENT NO.  41                            [X]

                        __________________________________

                               THE RBB FUND, INC.
     (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Avisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio; BEA Class; BEA Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio; BEA Class; BEA Balanced Fund Portfolio; BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications
Portfolio: BEA Investor Class and BEA Advisor Class; ni Micro Cap Fund; ni Class; ni Growth Fund; ni Class; ni Growth & Value Fund; ni Class; Boston Partners Large Cap Value Fund; Boston Partners Investor Class, Boston Partners Advisor Class and Boston Partners Institutional Class; Money Market Portfolio:
RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)


________________________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                                    Suite 100
                              Wilmington, DE  19809
                    (Address of Principal Executive Offices)

                    ________________________________________
                 Registrant's Telephone Number:  (302) 792-2555

                              Copies to:
GARY M. GARDNER, ESQUIRE                     JOHN N. AKE, ESQUIRE
PNC Bank, National Association               Ballard Spahr Andrews & Ingersoll
1600 Market Street, 28th Floor               1735 Market Street, 51st Floor
Philadelphia, PA 19103                       Philadelphia, PA 19103

(Name and Address of
Agent for Service)

     Approximate Date of Proposed Public Offering: as soon as possible after effective date of registration statement.

     It is proposed that this filing will become effective (check appropriate box)

                 immediately upon filing pursuant to paragraph (b)
          ------
             X   on October 15, 1996 pursuant to paragraph (b)
          ------
                 60 days after filing pursuant to paragraph (a)(1)
          ------
                 on ______________ pursuant to paragraph (a)(1)
          ------
                  75 days after filing pursuant to paragraph (a)(2)
          ------
                 on _______________ pursuant to paragraph (a)(2) of rule 485
          ------

     If appropriate, check following box:

                    this post-effective amendment designates a new effective
          -------   date for a previously filed post-effective amendment.

                         ______________________________
     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock of each of the sixty-six classes registered hereby under the Securities Act of 1933. Registrant filed its notice pursuant to Rule 24f-2 for the fiscal year ended August 31, 1995 on October 26, 1995.

                               THE RBB FUND, INC.
           (BEA Investor Classes of the BEA International Equity Fund,
               Emerging Markets Equity Fund, BEA High Yield Fund
                     and BEA Global Telecommunications Fund)
                              Cross Reference Sheet



          Form N-1A Item                          Location
          --------------                          --------

              PART A                              PROSPECTUS

 1.  Cover Page............................       Cover Page

 2.  Synopsis..............................       Annual Portfolio
                                                  Operating Expenses

 3.  Financial Highlights Information......       Not Applicable

 4.  General Description of Registrant.....       Cover Page; the Fund;
                                                  Investment Objectives and
                                                  Policies

 5.  Management of the Fund................       Management

 6.  Capital Stock and Other Securities....       Cover Page; Dividends and
                                                  Distributions; Shareholder
                                                  Servicing; Description of
                                                  Shares; Multi-Class Structure

 7.  Purchase of Securities Being Offered..       How to Purchase Shares; Net
                                                  Asset Value

 8.  Redemption or Repurchase..............       How to Redeem and Exchange
                                                  Privilege; Net Asset Value

 9.  Legal Proceedings.....................       Inapplicable


              PART B                                  STATEMENT OF
                                                  ADDITIONAL INFORMATION

10.  Cover Page............................       Cover Page

11.  Table of Contents.....................       Contents

12.  General Information and History.......       General; See Prospectus
                                                  - "The Fund"

13.  Investment Objectives and Policies....       Common Investment Policies;
                                                  Common Investment Objectives
                                                  and Policies; Supplemental
                                                  Investment Objectives and
                                                  Policies

14.  Management of the Fund................       Directors and Officers;
                                                  Investment Advisory,  and
                                                  Servicing Arrangements

15.  Control Persons and Principal Holders
     of Securities.........................       Miscellaneous

16.  Investment Advisory and Other
     Services..............................       Investment Advisory, and
                                                  Servicing Arrangements; See
                                                  Prospectus - "Management"

17.  Brokerage Allocation and Other
     Practices.............................       Portfolio Transactions

18.  Capital Stock and Other Securities....       Additional Information
                                                  Concerning Fund Shares; See
                                                  Prospectus - "Dividends and
                                                  Distributions" ; "Description
                                                  of Shares"

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............       Purchase and Redemption
                                                  Information; Valuation of
                                                  Shares; See Prospectus - "How
                                                  to Purchase Shares," "How to
                                                  Redeem and Exchange Privilege"
                                                  and "Shareholder Servicing"

20.  Tax Status............................       Taxes; See Prospectus -
                                                  "Taxes"

21.  Underwriters..........................       Not Applicable

22.  Calculation of Performance Data.......       Performance and Yield
                                                  Information

23.  Financial Statements..................       Not Applicable

              PART C                              OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.


                               THE RBB FUND, INC.
           (BEA Advisor Classes of the BEA International Equity Fund,
               Emerging Markets Equity Fund, BEA High Yield Fund
                     and BEA Global Telecommunications Fund)
                              Cross Reference Sheet



                  Form N-1A Item                       Location
                  --------------                       --------

                      PART A                           PROSPECTUS

 1.  Cover Page............................        Cover Page

 2.  Synopsis..............................        Annual Portfolio Operating
                                                   Expenses

 3.  Financial Highlights Information......        Not Applicable

 4.  General Description of Registrant.....        Cover Page; The Fund;
                                                   Objectives and Policies

 5.  Management of the Fund................        Management

 6.  Capital Stock and Other Securities....        Cover Page; Dividends and
                                                   Distributions; Shareholder
                                                   Servicing; Description of
                                                   Shares; Multi-Class
                                                   Structure

 7.  Purchase of Securities Being Offered..        How to Purchase Shares; Net
                                                   Asset Value

 8.  Redemption or Repurchase..............        How to Redeem and Exchange
                                                   Privilege; Net Asset Value

 9.  Legal Proceedings.....................        Inapplicable


                      PART B                           STATEMENT OF
                                                   ADDITIONAL INFORMATION

10.  Cover Page............................        Cover Page

11.  Table of Contents.....................        Contents

12.  General Information and History.......        General; see Prospectus -
                                                   "The Fund"

13.  Investment Objectives and Policies....        Common Investment Policies;
                                                   Common Investment Objectives
                                                   and Policies; Supplemental
                                                   Investment Objectives and
                                                   Policies

14.  Management of the Fund................        Directors and Officers;
                                                   Investment Advisory, and
                                                   Servicing Arrangements

15.  Control Persons and Principal Holders
     of Securities.........................        Miscellaneous

16.  Investment Advisory and Other
     Services..............................        Investment Advisory and
                                                   Servicing Arrangements; See
                                                   Prospectus - "Management"

17.  Brokerage Allocation and Other
     Practices.............................        Portfolio Transactions

18.  Capital Stock and Other Securities....        Description of Shares;
                                                   Additional Information
                                                   Concerning Fund Shares; See
                                                   Prospectus - "Dividends and
                                                   Distributions" "Description
                                                   of Shares"

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............        Purchase and Redemption
                                                   Information; Valuation of
                                                   Shares; See Prospectus -
                                                   "How to Purchase Shares,"
                                                   "How to Redeem and Exchange
                                                   Privilege" and "Shareholder
                                                   Servicing"

20.  Tax Status............................        Taxes; See Prospectus -
                                                   "Taxes"

21.  Underwriters..........................        Not Applicable

22.  Calculation of Performance Data.......        Performance Yield
                                                   Information

23.  Financial Statements..................        Not Applicable

                      PART C                       OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
    (BEA Shares of the BEA International Equity, BEA Emerging Markets Equity,
      BEA U.S. Core Equity, BEA Balanced Fund, BEA U.S. Core Fixed Income,
              BEA Global Fixed Income, BEA Strategic Fixed Income,
              BEA Municipal Bond Fund and BEA Short Duration Funds)
                              Cross Reference Sheet



          Form N-1A Item                          Location
          --------------                          --------

              PART A                              PROSPECTUS

 1.  Cover Page............................       Cover Page

 2.  Synopsis..............................       Fee Table

 3.  Condensed Financial Information.......       Financial Highlights

 4.  General Description of Registrant.....       Cover Page; The Fund;
                                                  Investment Objectives and
                                                  Policies

 5.  Management of the Fund................       Management

 6.  Capital Stock and Other Securities....       Cover Page; Dividends and
                                                  Distributions

 7.  Purchase of Securities Being Offered..       How to Purchase Shares; Net
                                                  Asset Value

 8.  Redemption or Repurchase..............       How to Redeem Shares; Net
                                                  Asset Value

 9.  Legal Proceedings.....................       Inapplicable

              PART B                              STATEMENT OF
                                                  ADDITIONAL
                                                  INFORMATION

10.  Cover Page............................       Cover Page

11.  Table of Contents.....................       Contents

12.  General Information and History.......       General; See Prospectus
                                                  - "The Fund"

13.  Investment Objectives and Policies....       Common Investment Policies;
                                                  Common Investmetn Objectives
                                                  and Policies; Supplemental
                                                  Investment Objectives and
                                                  Policies

14.  Management of the Fund................       Directors and Officers;
                                                  Investment Advisory and
                                                  Servicing Arrangements

15.  Control Persons and Principal Holders
     of Securities.........................       Miscellaneous

16.  Investment Advisory and Other
     Services..............................       Investment Advisory and
                                                  Servicing Arrangements; See
                                                  Prospectus - "Management"

17.  Brokerage Allocation and Other
     Practices.............................       Portfolio Transactions

18.  Capital Stock and Other Securities....       Additional Information
                                                  Concerning Fund Shares; See
                                                  Prospectus - "Dividends and
                                                  Distributions" and
                                                  "Description of Shares"

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............       Purchase and Redemption
                                                  Information; Valuation of
                                                  Shares; See Prospectus - "How
                                                  to Purchase Shares," "How to
                                                  Redeem Shares" and
                                                  "Distribution of Shares"

20.  Tax Status............................       Taxes; See Prospectus -
                                                  "Taxes"

21.  Underwriters..........................       Not Applicable

22.  Calculation of Performance Data.......       Performance and Yield
                                                  Information

23.  Financial Statements                         Financial Statements

     PART C                                       Other Information

     Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               BEA INVESTOR FUNDS



                              INTERNATIONAL EQUITY
                            EMERGING MARKETS EQUITY
                           GLOBAL TELECOMMUNICATIONS
                                   HIGH YIELD


                             ---------------------

                                   PROSPECTUS

                             ---------------------


                                NOVEMBER 1, 1996


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


Annual Fund Operating Expenses.............................................................................           2
Financial Highlights.......................................................................................           3
The Company................................................................................................           3
Investment Objectives and Policies.........................................................................           3
Investment Limitations.....................................................................................           6
Risk Factors...............................................................................................           7
Management.................................................................................................           8
Expenses...................................................................................................          10
How to Purchase Shares.....................................................................................          11
How to Redeem Shares.......................................................................................          12
Net Asset Value............................................................................................          14
Dividends and Distributions................................................................................          14
Taxes......................................................................................................          14
Shareholder Servicing......................................................................................          16
Multi-Class Structure......................................................................................          16
Description of Shares......................................................................................          16
Other Information..........................................................................................          17

--------------------------------------------------------------------------------

                               BEA INVESTOR FUNDS



    The Investor Classes of the BEA Family consist of four classes of common stock of The RBB Fund, Inc. ("the Company"), an open-end management investment company. Shares (collectively, the "Investor Shares" or "Shares") of such classes (the "Investor Classes" or "Classes") are offered by this Prospectus and represent interests in one of four of the investment portfolios of the Company described in this Prospectus (collectively, the "Funds"). The investment objective of each Fund described in this Prospectus is as follows:



        BEA INTERNATIONAL EQUITY FUND -- to provide long-term appreciation of capital. The Fund will invest primarily in equity securities of non-U.S. issuers.



        BEA EMERGING MARKETS EQUITY FUND -- to provide long-term appreciation of capital. The Fund will invest primarily in equity securities in emerging country markets.



        BEA GLOBAL TELECOMMUNICATIONS FUND -- to provide long-term appreciation of capital. The Fund will invest primarily in equity securities of telecommunications companies, both foreign and domestic.



        BEA HIGH YIELD FUND -- to provide a high total return. The Fund will invest primarily in high yield fixed income securities (also known as "junk bonds") issued by corporations, governments and agencies, both domestic and foreign. The Fund will invest without regard to maturity or credit quality limitations.



    There can be, of course, no assurance that a Fund's investment objective will be achieved. Investments in the Funds involve certain risks. See "Risk Factors."



    THE BEA HIGH YIELD FUND MAY INVEST ITS ASSETS WITHOUT LIMITATION IN SECURITIES WHICH MAY INCLUDE BELOW INVESTMENT-GRADE QUALITY SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF LOSS OF PRINCIPAL AND INTEREST, THAN THOSE INVOLVED WITH INVESTMENT GRADE SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND. SEE "RISK FACTORS."



    THE INVESTOR SHARES OF THE PORTFOLIOS ARE SOLD UNDER THE NAME "BEA INVESTOR FUNDS." THE INVESTOR SHARES MAY NOT BE PURCHASED BY INDIVIDUALS DIRECTLY FROM THE COMPANY'S DISTRIBUTOR, BUT OTHER BROKER-DEALERS, FINANCIAL INSTITUTIONS, DEPOSITORY INSTITUTIONS, RETIREMENT PLANS AND OTHER FINANCIAL INTERMEDIARIES ("INSTITUTIONS") MAY PURCHASE INVESTOR SHARES FOR INDIVIDUALS. THE INVESTOR SHARES IMPOSE A 12b-1 FEE OF UP TO .50% PER ANNUM, WHICH IS THE ECONOMIC EQUIVALENT OF A SALES CHARGE.



    BEA Associates ("BEA" or the "Adviser"), a U.S. investment advisory firm, will act as the investment adviser to each Fund. BEA emphasizes a global investment strategy and, as of September 30, 1996, acted as adviser for approximately $29 billion of assets.



    This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated November 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Company's transfer agent by calling (800) 401-2230.



    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                      NOVEMBER 1, 1996

--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES



                                                      BEA       BEA U.S.
                                                    EMERGING     GLOBAL
                                         BEA        MARKETS    TELECOMMUN-
                                    INTERNATIONAL    EQUITY     ICATIONS      BEA HIGH
                                     EQUITY FUND      FUND        FUND       YIELD FUND
                                    -------------   --------   -----------   ----------
Management Fees*..................       .80%         1.00%       1.00%         .45%
12b-1 Fees........................       .50%          .50%        .50%         .50%
Other Expenses....................       .39%          .49%        .40%         .25%
                                         ---           ---         ---          ---
Total Fund
 Operating Expenses...............      1.69%         1.99%       1.90%        1.20%
                                         ---           ---         ---          ---
                                         ---           ---         ---          ---


----------------------------------
* Management fees are each based on average daily net assets and are calculated daily and paid monthly.

EXAMPLE


    An investor would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) a 5% annual return, and (2) redemption at the end of each time period.



                                 ONE YEAR    THREE YEARS  FIVE YEARS    TEN YEARS
                                -----------  -----------  -----------  -----------
BEA International Equity
 Fund.........................   $      17    $      53    $      92    $     200
                                       ---          ---        -----        -----
BEA Emerging Markets Equity
 Fund.........................   $      20    $      62    $     107    $     232
                                       ---          ---        -----        -----
BEA Global Telecommunications
 Fund.........................   $      19    $      60       N/A          N/A
                                       ---          ---        -----        -----
BEA High Yield Fund...........   $      12    $      38    $      66    $     145
                                       ---          ---        -----        -----



    The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



    The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in each of the Funds will bear directly or indirectly. The other expense figures are restated from fees and costs of the Institutional Classes of the Funds as of August 31, 1996, except for BEA Global Telecommunications Fund, for which Other Expenses are estimated for the current fiscal year. Actual expenses may be greater or less than such costs and fees.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


    Financial highlights are not available for the Investor Classes of the Funds because, as of the date of this prospectus, such classes had no operating history.



                                  THE COMPANY



    The Company is an open-end management investment company that currently operates or proposes to operate nineteen separate investment portfolios. Each of the four Classes of Shares offered by this Prospectus represents interests in one of the four Funds. Each Fund is non-diversified. The Company was incorporated in Maryland on February 29, 1988.



    The Funds are designed primarily for investors seeking investment of funds held in an advisory or other similar capacity, which may include the investment of funds held or managed by broker-dealers, investment counselors and financial planners. Investment professionals such as those listed above may purchase Shares for discretionary or non-discretionary accounts maintained by individuals.


                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Fund may not be changed without the affirmative vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). As with other mutual funds, there can be no assurance that any Fund will achieve its investment objective. Because of their different investment emphases, each Fund should be considered as a vehicle for diversification and not as a balanced investment program. The Statement of Additional Information contains a more detailed description of the various investments and investment techniques used by the Funds.



BEA INTERNATIONAL EQUITY FUND



    The BEA International Equity Fund's investment objective is to seek long-term appreciation of capital. The Fund will invest primarily in equity securities of non-U.S. issuers. The Fund defines equity securities of non-U.S. issuers as securities of issuers whose principal activities are outside the United States. The Fund expects that its investments will be concentrated in Argentina, Australia, Austria, Brazil, Canada, Chile, Colombia, Denmark, England, Finland, France, Germany, Greece, Hong Kong, Hungary, Italy, Japan, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand and Venezuela. The Fund may invest in securities of issuers in Emerging Markets, as defined below under "Investment Objectives and Policies -- BEA Emerging Markets Equity Fund," but does not expect to invest more than 40% of its total assets in securities of issuers in Emerging Markets. The Fund will invest in securities of issuers from at least three countries outside the United States.



    Under normal market conditions, the Fund will invest a minimum of 80% of its total assets in equity securities of non-U.S. issuers. Such equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.



    The Fund may invest up to 20% of its total assets in debt securities issued by U.S. or foreign governments or corporations, although it does not currently intend to invest more than 5% of its net assets in debt securities. The Fund has no limitation on the maturity or the credit quality of the debt securities in which it invests, which may include lower-quality, high yielding securities, commonly known as "junk bonds." See "Risk Factors -- Lower-Rated Securities."



BEA EMERGING MARKETS EQUITY FUND


    The BEA Emerging Markets Equity Fund's investment objective is to seek long-term appreciation of capital. The Fund will invest primarily in equity securities of issuers in Emerging Markets. As used in this Prospectus, an Emerging Market is any country which is generally considered to be an emerging or developing country by the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations as emerging or developing, at the time of the Fund's investment. The countries that will not be considered Emerging Markets include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Switzerland, the United Kingdom and the United

--------------------------------------------------------------------------------

States. Under normal market conditions, the Fund will invest a minimum of 80% of its total assets in equity securities of issuers in Emerging Markets. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country. The Fund will at all times, except during defensive periods, maintain investments in at least three Emerging Markets. The Fund normally will not emphasize dividend or interest income in choosing securities, unless BEA believes the income will contribute to the securities' appreciation potential.


    An equity security of an issuer in an Emerging Market is defined as common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies: (i) the principal securities trading market for which is in an Emerging Market; (ii) whose principal trading market is in any country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in Emerging Markets; or (iii) that are organized under the laws of, and with a principal office in, an Emerging Market. Determinations as to eligibility will be made by BEA based on publicly available information and inquiries made to the companies.


    To the extent that the Fund's assets are not invested as described above, the remainder of the assets may be invested in government or corporate debt securities of Emerging Market or developed countries, although the Fund does not presently intend to invest more than 5% of its net assets in debt securities. Debt securities may include lower-rated debt securities (commonly known as "junk bonds"). See "Risk Factors -- Lower-Rated Securities."



BEA GLOBAL TELECOMMUNICATIONS FUND



    The BEA Global Telecommunications Fund's investment objective is long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of telecommunications companies, both foreign and domestic. It is the policy of the Fund under normal market conditions to invest not less than 65% of its total assets in equity securities (including common and preferred stocks, convertible securities and warrants to acquire such equity securities) of telecommunications companies. The Fund will invest in convertible securities based on their underlying equity characteristics without regard to the credit rating of such securities. Such convertible securities may include lower-quality high yielding securities commonly known as "junk bonds." See -- "Risk Factors -- Lower Rated Securities". As a Fund investing in global markets, at least 65% of the Fund's investments will be made in at least three different countries. The Fund considers telecommunications companies to be those which are engaged primarily in designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile communications and cellular radio and paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; video and telex; and emerging technologies combining telephone, television and/or computer systems (collective "telecommunication activity"). A "telecommunications" company is an entity in which (i) at least 50% of either its revenue or earnings was derived from telecommunications activity, or (ii) at least 50% of its assets was devoted to telecommunications activity based on the company's most recent fiscal year. The remainder of the assets of the BEA Global Telecommunications Fund may be invested in non-equity securities or securities issued by companies that are not primarily engaged in telecommunications activities.



    Because the Fund will concentrate its investments in the telecommunications industry, its investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of investment alternatives. The telecommunications industry is subject to extensive governmental regulation, which could adversely affect the Fund's performance. The nature and scope of such regulation generally is subject to political

--------------------------------------------------------------------------------
forces and market considerations, the effect of which cannot be predicted. Telecommunications companies in both developed and emerging countries are undergoing significant change due to varying and evolving levels of governmental regulation or deregulation and other factors. As a result, competitive pressures are intense and the securities of such companies may be subject to rapid price volatility. Telecommunications regulation typically limits rates charged, returns earned, providers of services, types of services, ownership, areas served and terms for dealing with competitors and customers. Telecommunications regulation generally has tended to be less stringent for newer services than for traditional telephone service, although there can be no assurances that such newer services will not be heavily regulated in the future. Regulation may also limit the use of new technologies and hamper efficient depreciation of existing assets. If regulation limits the use of new technologies by established carriers or forces cross-subsidies, large private networks may emerge. Service providers may also be subject to regulations regarding ownership and control, providers of services, subscription rates and technical standards.


    Companies offering telephone services are experiencing increasing competition from cellular telephones, and the cellular telephone industry, because it has a limited operating history, faces uncertainty concerning the future of the industry and demand for cellular telephones. All telecommunications companies in both developed and emerging countries are subject to the additional risk that technological innovations will make their products and services obsolete. While telephone companies in developed countries and certain emerging countries may pay an above average dividend, the Fund's investment decisions are based upon capital appreciation potential rather than income considerations.



BEA HIGH YIELD FUND



    BEA High Yield Fund seeks to provide high total return. The Fund will invest primarily in high yield fixed income securities (commonly known as "junk bonds") issued by corporations, governments and agencies, both U.S. and foreign. Under normal market conditions, the Fund will invest a minimum of 65% of its total assets in such high yield fixed income securities, with the remainder invested in fixed income securities which may have equity characteristics, such as convertible bonds. The Fund is not limited in the extent to which it can invest in junk bonds (i.e., securities rated below investment grade by recognized rating agencies or in comparable unrated securities). See "Risk Factors -- Lower-Rated Securities." The portion of the Fund's assets invested in various countries will vary from time to time depending on BEA's assessment of market opportunities.



    The value of the securities held by the Fund, and thus the net asset value of the shares of the Fund, generally will vary inversely in relation to changes in prevailing interest rates. Also, the value of such securities may be affected by changes in real or perceived creditworthiness of the issuers. The Fund is not restricted to any maximum or minimum time to maturity in purchasing portfolio securities, and the average maturity of the Fund's assets will vary based upon BEA's assessment of economic and market conditions.


COMMON INVESTMENT POLICIES


    This section describes certain investment policies that are common to each Fund. These policies are described in more detail in the Statement of Additional Information.



    TEMPORARY INVESTMENTS. For temporary purposes during periods in which BEA believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by their investment objectives and policies, the Funds may hold cash or cash equivalents pending investment.



    BORROWING. A Fund may borrow up to 33 1/3 percent of its total assets without obtaining

--------------------------------------------------------------------------------
shareholder approval. The Adviser intends to borrow, or to engage in reverse repurchase agreements or dollar roll transactions, only for temporary or emergency purposes. See Statement of Additional Information, "Common Investment Policies -- Reverse Repurchase Agreements" and "-- Borrowing."


    RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. Each Fund may invest in Rule 144A securities that BEA has determined are liquid pursuant to guidelines established by the Company's Board of Directors.



    INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies within the limit prescribed by the 1940 Act. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.



    FUND TURNOVER. BEA will effect portfolio transactions in each Fund without regard to holding period, if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The BEA International, Emerging Markets Equity and Global Telecommunications Funds anticipate that their annual portfolio turnover rate should not exceed 100% under normal conditions. However, it is impossible to predict portfolio turnover rates. The portfolio turnover rate for BEA High Yield Fund is anticipated to exceed 100%. The anticipated portfolio turnover rate for BEA High Yield Fund is greater than that of many other investment companies. A higher than normal portfolio turnover rate may affect the degree to which a Fund's net asset value fluctuates. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See Statement of Additional Information, "Fund Transactions" and "Taxes."



    CURRENCY HEDGING. BEA may seek to hedge against a decline in value of a Fund's non-dollar denominated portfolio securities resulting from currency devaluations or fluctuations. Unless the BEA Funds engage in currency hedging transactions, they will be subject to the risk of changes in relation to the U.S. dollar of the value of the foreign currencies in which their assets are denominated. These Funds may also seek to protect, during the period prior to its remittance, the value of the amount of interest, dividends and net realized capital gains received or to be received in a local currency that it intends to remit out of a foreign country by investing in high-quality short-term U.S. dollar-denominated debt securities of such country and/or participating in the forward currency market for the purchase of U.S. dollars in the country. There can be no guarantee that suitable U.S. dollar-denominated investments will be available at the time BEA wishes to use them to hedge amounts to be remitted.



    The Statement of Additional Information contains additional investment policies and strategies that are common to the Funds.


                             INVESTMENT LIMITATIONS


    Each Fund is subject to the following fundamental investment limitation, which may not be changed with respect to a Fund except upon the affirmative vote of the holders of a majority of that Fund's outstanding Shares. A complete list of the Funds' fundamental investment limitations is set forth in the Statement of Additional Information under "Investment Limitations." Each Fund may not:



    Borrow money or issue senior securities, except that each Fund may borrow from institutions and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. Each Fund will not purchase

--------------------------------------------------------------------------------

securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.


                                  RISK FACTORS

    FOREIGN SECURITIES. Investing in the securities of non-U.S. issuers involves opportunities and risks that are different from investing in the securities of U.S. issuers. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in Emerging Markets.


    Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars, the value of the Funds' assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in exchange rates. In addition, investors should realize that the value of the Funds' investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations in those foreign nations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Funds' operations. Furthermore, the economies of individual foreign nations may differ from that of the United States, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.



    In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. The Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. Expenses relating to foreign investments are higher than those relating to domestic securities. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.


    LOWER-RATED SECURITIES. The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated debt securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated debt securities and adversely affect the value of outstanding debt securities and the ability of the issuers to repay principal and interest.


    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. The markets for and prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a debt security owned by a Fund defaulted, the Fund could incur additional expenses in seeking recovery with no guaranty of recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and a Fund's net asset value. Lower-rated debt securities also present

--------------------------------------------------------------------------------

risks based on payment expectations. For example, lower-rated debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower-rated debt security's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences unexpected net redemptions, this may force it to sell its lower-rated debt securities, without regard to their investment merits, thereby decreasing the asset base upon which a Fund's expenses can be spread and possibly reducing a Fund's rate of return.



    In addition, to the extent that there is no established retail secondary market, there may be thin trading of lower-rated debt securities, and this may have an impact on both BEA's ability to value accurately lower-rated debt securities and the Fund's assets, as judgment plays a greater role when reliable objective data are unavailable, and to dispose of the debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated debt securities, especially in a thinly traded market.


                                   MANAGEMENT

BOARD OF DIRECTORS


    The business and affairs of the Company and each investment portfolio are managed under the direction of the Company's Board of Directors.


INVESTMENT ADVISER


    BEA serves as the investment adviser for each of the Funds pursuant to investment advisory agreements (the "Advisory Agreements"). BEA is a general partnership organized under the laws of the State of New York in December 1990 and, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. BEA is a wholly-owned subsidiary of Credit Swiss, the second largest Swiss bank, which in turn is a subsidiary of CS Holding, a Swiss Corporation. Active employees of BEA have a long-term equity incentive plan. BEA is a registered investment advisor under the Investment Advisors Act of 1940, as amended. BEA's principal offices are located at One Citicorp Center, 153 East 53rd Street, New York, New York 10022.



    BEA is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1996, BEA managed approximately $29 billion in assets. As an investment adviser, BEA emphasizes a global investment strategy. BEA currently acts as investment adviser for thirteen investment companies registered under the Investment Company Act, and as sub-adviser to certain portfolios of six other registered investment companies. BEA also acts as investment adviser for forty-two offshore funds, twenty-two of which are equity funds and twenty of which are debt funds.



    BEA will select investments for each of the Funds and will place purchase and sale orders on behalf of each of the Funds. The Funds may use affiliates of Credit Suisse in connection with the purchase or sale of securities in accordance with the rules or exemptive orders adopted by the Securities and Exchange Commission (the "SEC") when BEA believes that the charge for the transaction does not exceed usual and customary levels. BEA is also responsible for providing to the Funds' and the Company's service providers prompt and accurate data with respect to the Funds' transactions and the valuation of portfolio securities.



    The day-to-day portfolio management of BEA International Equity, and BEA Emerging Markets Equity Funds is the responsibility of the BEA International Equities Management Team. The Team consists of the following investment professionals: William P. Sterling (Managing Director), Richard Watt (Managing Director), Stephen M. Swift (Managing Director), and Steven D. Bleiberg (Senior Vice President). Mr. Sterling joined BEA in 1995, prior to which he was head of International Economics at Merrill Lynch & Company. Mr. Watt joined BEA in 1995, prior to which he was head of emerging markets investments and research at Gartmore Investment Limited in London. Prior to 1992, he was a director of Kleinwort Benson

--------------------------------------------------------------------------------

International Investment in London and was a portfolio manager with Lorithan Regional Council, a public pension plan sponsor in Scotland. Mr. Swift joined BEA in 1995, prior to which he spent three years at Credit Suisse Asset Management in London, where he was Head of Global Equities and portfolio manager for the CS Tiger Fund. For the previous 15 years he was with Wardley Investment Services, a Hong Kong-based subsidiary of the Hong Kong and Shanghai Bank. Mr. Bleiberg has, on an individual basis, been engaged as an investment professional with BEA for more than five years.



    The day-to-day portfolio management of the BEA High Yield Fund is the responsibility of the BEA High Yield Management Team. The Team consists of the following investment professionals: Richard Lindquist (Managing Director), Misia Dudley (Senior Vice President), Marianne Rossi (Vice President), and John Tobin (Vice President). Mr. Lindquist, Ms. Dudley, Ms. Rossi and Mr. Tobin joined BEA in 1995 as a result of BEA's acquisition of CS First Boston Investment Management. Prior to joining CS First Boston, Mr. Lindquist and Ms. Rossi were with Prudential Insurance Company of America. Prior to joining CS First Boston, Ms. Dudley was with Stockbridge Partners, and prior to that had spent five years with E.F. Hutton. Prior to joining CS First Boston, Mr. Tobin managed portfolios for Integrated Resources and prior to that was Vice President and industry analyst with Banker's Trust Company.



    The day to day portfolio management of the BEA Global Telecommunications Fund is the responsibility of the BEA Global Telecommunications management Team. The Team consists of the following investment professionals: Richard Watt (Managing Director), William P. Sterling (Managing Director), Todd M. Rice (Vice President) and Stephen Waite (Vice President). Mr. Rice has been engaged as an investment professional with BEA for more than five years. Mr. Waite joined BEA in 1995, prior to which he was Vice President and Senior European Economist for Merrill Lynch & Company in London.



    For the services provided and expenses assumed by it, BEA is entitled to receive the following fees, computed daily and payable monthly based on a Fund's average daily net assets:



FUND                                  ANNUAL RATE
--------------------------------  --------------------
BEA International Equity........  .80% of the average
                                   daily net assets*
BEA Emerging Markets Equity.....  1.00% of the average
                                   daily net assets*
BEA Global Telecommunications...  1.00% of the average
                                   daily net assets*
BEA High Yield..................  .70% of the average
                                   daily net assets

------------------------------
* This fee is higher than that paid by most investment companies, although the fees are within the range of fees of investment companies with similar investment objectives.



    For the period ended August 31, 1996, the Company paid BEA investment advisory fees, on annualized basis, with respect to the BEA International Equity, BEA Emerging Markets Equity and BEA High Yield Funds .80%, 1.00% and
 .59%, respectively, of the average net assets of the respective Funds, and BEA waived, approximately 0%, 0% and .11%, respectively, of the average net assets of each such Fund. BEA may, at its discretion, from time to time agree to waive voluntarily all or any portion of its advisory fee for any Fund.



    The Advisory Agreements provide that BEA shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Advisory Agreement relates and shall be indemnified for any losses and claims in connection with any claim relating thereto, except liability resulting from willful misfeasance, bad faith or gross negligence on BEA's part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.



    BEA has agreed to reimburse each Fund for the amount, if any, by which the total operating and management expenses of such Fund for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. BEA may assume additional expenses of a Fund from time to time. In certain circumstances, BEA may assume such expenses on the condition that it is reimbursed by the Fund for such

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amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Fund's expense ratio and of decreasing return to investors.


ADMINISTRATORS


    PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp., serves as administrator for the Funds. As administrator, PFPC will provide various services to each Fund, including determining each of the Fund's net asset value, providing all accounting services for the Funds and generally assisting in all aspects of each Fund's operations. As compensation for administrative services, the Company will pay PFPC a fee calculated at the annual rate of .125% of each Fund's average daily net assets. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809. The Company employs BEA as co-administrator. As co-administrator, BEA provides shareholder liaison services to the Company, including responding to shareholder inquiries and providing information on shareholder account. As compensation, the Company pays to BEA a fee calculated at an annual rate of .05% of each Funds average daily net assets, for assets up to $125 million, and .10% thereafter.


DISTRIBUTOR


    Counsellors Securities Inc. ("Counsellors Securities"), serves as the Company's distributor. Counsellors Securities is located at 466 Lexington Avenue, New York, New York 10017-3147. Counsellors Securities receives a fee at an annual rate equal to .50% of the Fund's average daily net assets for distribution services, pursuant to a distribution agreement between Counsellor's Securities and the Company in accordance with a distribution plan (the "12b-1 Plan") adopted by the Company pursuant to Rule 12b-1 under the 1940 Act. Amounts paid to Counsellors Securities under the Company's 12b-1 Plan may be used by Counsellors Securities to cover expenses that are related to (i) the sale of Investor Shares of the Funds, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Shares of the Funds, all as set forth in the Company's 12b-1 Plan. Payments under the 12b-1 Plan are not tied exclusively to the distribution expenses actually incurred. Counsellors Securities may delegate some or all of these functions to a Service Organization. See "Shareholder Servicing." The Company's Board of Directors will evaluate the appropriateness of the 12b-1 Plan on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Counsellors Securities and amounts received under the 12b-1 Plan.


TRANSFER AGENT


    Boston Financial Data Services, Inc. ("BFDS") serves as Transfer Agent for the Funds. BFDS's address is Two Heritage Drive, Quincy, MA 02171.


CUSTODIAN


    Brown Brothers Harriman & Co. serves as custodian for the Funds. The 1940 Act and the rules and regulations adopted thereunder permit a Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. In compliance with such rules and regulations, a Fund's portfolio of securities and cash, when invested in securities of foreign issuers, may be held by eligible foreign subcustodians appointed by the custodian.


                                    EXPENSES


    The expenses of each Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser, distributor, administrator and co-administrator and fees and expenses of officers and directors who are not affiliated with the Fund's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Funds and the Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums,

--------------------------------------------------------------------------------

the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Fund. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company will be allocated among all investment portfolios of the Company based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, registration fees and other costs identified as belonging to a particular class, are allocated to such class.


                             HOW TO PURCHASE SHARES

GENERAL


    BEA Investor Shares are only available for investment through investment professionals, financial institutions on behalf of their customers, retirement plans that elect to make one or more Funds an option for participants in the plans and other financial intermediaries. Individuals, including participants in retirement plans, cannot invest directly in Investor Shares of the Funds, but may do so only through a participating Institution. The Company reserves the right to make Investor Shares available to other investors in the future. References in this Prospectus to shareholders or investors are generally to Institutions as the record holders of the Investor Shares.



    Each Institution separately determines the rules applicable to its customers investing in the Company, including minimum initial and subsequent investment requirements and the procedures to be followed to effect purchases, redemptions and exchanges of Investor Shares. There is no minimum amount of initial or subsequent purchases of Investor Shares imposed on Institutions, although the Company reserves the right to impose minimums in the future.



    Orders for the purchase of Investor Shares are placed with an Institution by its customers. The Institution is responsible for the prompt transmission of the order to the Company.



    Institutions may purchase Investor Shares by telephoning BEA Investor Funds and sending payment by wire. After telephoning (800) 401-2230 for instructions, an Institution should then wire federal funds to BFDS using the following wire address:



State Street Bank & Trust Co.


225 Franklin Street


Boston MA 02101


Attn:Mutual Fund/Custody Dept.


     BEA Investor Funds --


     International Equity


     Emerging Markets Equity


     Global Telecommunications


     High Yield


[SHAREOWNER NAME]


[SHAREHOLDER ACCOUNT NUMBER]



    Orders by wire will not be accepted until a completed account application has been received in proper form, and an account number has been established. If a telephone order is received by the close of regular trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m., Eastern time) and payment by wire is received on the same day in proper form in accordance with instructions set forth above, the shares will be priced according to the net asset value of the Company on that day and are entitled to dividends and distributions beginning on that day. If payment by wire is received in proper form by the close of the NYSE without a prior telephone order, the purchase will be priced according to the net asset value of the Company on that day and is entitled to dividends and distributions beginning on that day. However, if a wire received in proper form is not preceded by a telephone order and is received after the close of regular trading on the NYSE, the payment will be held uninvested until the order is effected at the close of business on the next day that the Company calculates its net asset value (a "business day"). Payment for orders that are not accepted will be returned to the institution after prompt inquiry. Certain organizations that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of customers, with payment to follow no later than the Company's pricing on the following business day. If payment is not received by such time, the organization could be held liable for resulting losses or fees incurred. Third party checks will not be accepted.


    After an investor has made his initial investment, additional shares may be purchased at any

--------------------------------------------------------------------------------

time in the manner outlined above. Payments for initial and subsequent investments should be preceded by an order placed with the Company or its agent and should clearly indicate the investor's account number. In the interest of economy and convenience, physical certificates representing shares in the Company are not normally issued.



    The Company understands that some broker-dealers (other than Counsellors Securities), financial institutions, securities dealers and other industry professionals may impose certain conditions on their clients that invest in the Company, which are in addition to or different than those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Certain features of the Company may be modified in these programs and administrative charges may be imposed for the services rendered. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of the Company shares and should read this Prospectus in light of the terms governing his accounts with the organization.



RETIREMENT PLANS AND UNIFORM GIFTS TO MINORS



    Shares may be purchased in conjunction with individual retirement accounts ("IRA's"), rollover IRAs, or pensions, profit-sharing or other employer benefit plans, and under the Uniform Gifts to Minors Act. The minimum initial investment in conjunction with such plans is $1,000, and the minimum subsequent investment is $500. For further information as to applications and annual fees, please contact BFDS. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              HOW TO REDEEM SHARES

GENERAL


    An investor may redeem (sell) shares on any day that the Company's net asset value is calculated (see "Net Asset Value" below). Requests for the redemption (or exchange) of Investor Shares are placed with an Institution by its customers. The Institution is responsible for the prompt transmission of its customers' requests to the Company or its agent.



    Institutions may redeem Investor Shares by calling BEA Investor Funds at
(800) 401-2230 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any Business Day. An investor making a telephone withdrawal should state (i) the name of the Fund, (ii) the account number of the Fund, (iii) the name of the investor appearing on the Fund's records, (iv) the amount to be withdrawn and (v) the name of the person requesting the redemption.



    After receipt of the redemption request, the redemption proceeds will be wired to the investor's bank as indicated in the account application previously filled out by the investor. The Company does not currently impose a service charge for effecting wire transfers but the Company reserves the right to do so in the future. During periods of significant economic or market change, telephone redemptions may be difficult to implement. If an investor is unable to contact BEA Investor Funds by telephone, an investor may deliver the redemption request to BEA Investor Funds by mail at Two Heritage Drive, Quincy, MA 02171.



    If a redemption order is received prior to the close of regular trading on the NYSE, the redemption order will be effected at the net asset value per share as determined on that day. If a redemption order is received after the close of regular trading on the NYSE, the redemption order will be effected at the net asset value as next determined. Redemption proceeds will normally be wired to an investor on the next business day following the date a redemption order is effected. If, however, in the judgment of BEA, immediate payment would adversely affect the Company, the Company reserves the right to pay the redemption proceeds within seven days after the redemption order is effected. Furthermore, the Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of an exchange of shares) for such periods as are permitted under the 1940 Act.


    The proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption. If an investor redeems all the shares in his account, all dividends and distributions declared up to and including the date of

--------------------------------------------------------------------------------

redemption are paid along with the proceeds of the redemption. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from the date of purchase, pending a determination that the check has cleared.


    A request for redemption must be signed by all persons in whose names the Shares are registered or by an authorized party. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by a bank, broker-dealer, credit union, national securities exchange, savings association or any other organization which qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. In some cases, however, other documents may be necessary.


INVOLUNTARY REDEMPTION



    The Company reserves the right to redeem an account in any Fund of a shareholder at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.



REDEMPTION IN-KIND



    The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their Shares. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund. Shareholders may be required to bear certain administrative or custodial costs in effecting redemption in-kind.


EXCHANGE PRIVILEGE


    An Institution may exchange Investor Shares of a Fund for Investor Shares of any other BEA Investor Fund at their respective net asset values. Exchanges may be effected in the manner described under "Redemption of Shares" above. If an exchange request is received by BEA Investor Funds prior to 4:00 p.m. (Eastern time), the exchange will be made at each Fund's net asset value determined on the same business day. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.



    The exchange privilege is available to shareholders residing in any state in which the Investor Shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. For further information regarding the exchange privilege, an investor should contact BEA Investor Funds at (800) 401-2230.



    Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with BFDS. This form is available from BFDS. Once this election has been made, the shareholder may simply contact BFDS by telephone to request the exchange (800) 401-2230. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Company does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Company nor BFDS will be liable for any loss, liability, cost or expense for following the Company's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

--------------------------------------------------------------------------------

    The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions.



    If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and authorized dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution. If any amount remains in the account from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.


                                NET ASSET VALUE


    The net asset value for each Fund is determined daily as of the close of regular trading on the NYSE on each Business Day. The net asset value of a Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of its Shares outstanding.


                          DIVIDENDS AND DISTRIBUTIONS


    The Company will distribute substantially all of the net realized capital gains, if any, of each of the Funds to each Fund's shareholders annually. The Company will distribute all net investment income, if any, for the BEA International Equity, BEA Emerging Markets Equity and BEA Global Telecommunications Funds annually. The Company will distribute net investment income for the BEA High Yield Fund at least quarterly. All distributions will be reinvested in the form of additional full and fractional Shares of the relevant Fund unless a shareholder elects otherwise. If a shareholder desires to have distributions paid out rather than reinvested, the shareholder should notify BFDS in writing.


                                     TAXES

GENERAL


    The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.



    Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Fund qualifies for this tax treatment, such Fund will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital or that are designated as exempt interest dividends) regardless of whether such distributions are paid in cash or reinvested in additional Shares.



    Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares or whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39.6%. However, the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

--------------------------------------------------------------------------------

    Transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character (i.e., ordinary or capital) of gains or losses realized by a Fund, accelerate the recognition of income by a Fund and defer a Fund's losses. Exchange control regulations may restrict repatriations of investment income and capital or of the proceeds of sales of securities by investors such as the Funds. In addition, certain investments (such as zero coupon securities and shares of so-called "passive foreign investment companies" or "PFICS") may cause a Fund to recognize income without the receipt of cash. Each of these circumstances, whether separately or in combination, may limit a Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the Subchapter M and excise tax distributions requirements.



    The Company will send written notices to shareholders annually regarding the tax status of distributions made by each Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.


    Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.


    Shareholders who exchange Shares representing interests in one Fund for Shares representing interests in another Fund will generally recognize capital gain or loss for Federal income tax purposes. Under certain provisions of the Code, some shareholders may be subject to a 31% "backup" withholding tax on reportable dividends, capital gains distributions and redemption payments. Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.



    An investment in one Fund is not intended to constitute a balanced investment program.


FOREIGN INCOME TAXES


    Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known.



    If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Company's shareholders the amount of foreign income taxes paid by each Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required
(i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against U.S. Federal income tax (but not both). In determining the source and character of distributions received from a Fund for the purpose of the foreign tax credit limitation rules of the Code, shareholders will be required to treat allocable portions of a Fund's distributions as foreign source income. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.


MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION


    Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Funds of the Company. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Company which may differ from the Federal income tax consequences described above.

--------------------------------------------------------------------------------

                             SHAREHOLDER SERVICING



    The Company is authorized to offer Investor Shares exclusively to Institutions whose clients, customers or participants in retirement plans ("Customers") are beneficial owners of Investor Shares. Either those Institutions or companies providing certain services to them (together, "Service Organizations") may enter into service agreements ("Agreements") related to the sale of the Investor Shares with Counsellors Securities pursuant to a Distribution Plan, as described below. Pursuant to the terms of an Agreement, the Service Organization agrees to perform certain distribution, shareholder servicing, administrative and accounting services for its Customers. Distribution services would be marketing or other services in connection with the promotion and sale of Investor Shares. Shareholder services that may be provided include responding to Customer inquiries, providing information on Customer investments and providing other shareholder liaison services. Administrative and accounting services related to the sale of the Investor Shares may include (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's transfer agent, (ii) processing dividend payments from the Company on behalf of Customers and (iii) providing sub-accounting relating to the sale of Investor Shares beneficially owned by Customers or the information to the Company necessary for subaccounting. The Board of Directors of the Company has approved a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which Counsellors Securities may pay each participating Service Organization a negotiated fee on an annual basis not to exceed .75% of the value of the average daily net assets of its Customers invested in the Investor Shares. However, under the current Distribution Agreement between Counsellors Securities and the Company on behalf of the Funds, this fee shall not exceed
 .50% of average daily net assets of Customers. The Company may, in the future, enter into additional Agreements with Service Organizations. The Board of Directors of the Company will evaluate the appropriateness of the Plan on a continuing basis.



                             MULTI-CLASS STRUCTURE



    The Company offers other classes of shares of the Funds which are offered directly to institutional investors and financial planners pursuant to separate prospectuses. Shares of each class represent equal pro rata interests in the Funds and accrue dividends and calculate net asset value and performance quotations in the same manner. The Company quotes performance of the Institutional and Advisor Shares separately from Investor Shares. Because of different fees paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional and Advisor Shares. Information concerning these other classes may be obtained by calling BFDS at 1-800-401-2230.



                             DESCRIPTION OF SHARES



    The Company has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 67 different classes of Common Stock (as described in the Statement of Additional Information).


    THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEA INVESTOR CLASSES REPRESENTING AN INTEREST IN THE BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA GLOBAL TELECOMMUNICATIONS AND BEA HIGH YIELD FUNDS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH CLASSES.


    Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable. This Prospectus combines offering information with respect to four Funds; there is a possibility that one Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.


    The Company currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law.

--------------------------------------------------------------------------------

The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.


    Holders of shares of each of the Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Furthermore, shareholders of all investment portfolios of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning the Company Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all of the directors.


    As of October 1, 1996, to the Company's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Company.


                               OTHER INFORMATION

REPORTS AND INQUIRIES


    Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to BFDS, the Fund's transfer agent.


PERFORMANCE INFORMATION


    From time to time, each of the Funds may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of a Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of any redemption and other fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Mutual Fund Forecaster, Morningstar, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, Standard & Poor's MidCap 400 Index, Moody's Bond Survey Bond Index, Wilshire 5000 Index, Lehman Brothers Bond Indexes, Consumer Price Index, Bond Buyer's 20-Bond Index, Dow Jones Industrial Average, national publications such as Money, Forbes, Barron's, the Wall Street Journal or the New York Times or publications of a local or regional nature, and other industry publications.



    From time to time, the BEA High Yield Fund may also advertise its "30-day yield." The yield refers to the income generated by an investment in the Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share during the period by the maximum public offering price per share of the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.



    The yield on Shares of the Fund will fluctuate and is not necessarily representative of future results. Shareholders should remember that yield is generally a function of portfolio quality and maturity, type of instrument, operating expenses and market conditions. Any fees charged by Institutions directly to their customers in connection with investments in the Fund are not reflected in the yields on the Fund's Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments.

--------------------------------------------------------------------------------

HISTORICAL PRO-FORMA INFORMATION



    INSTITUTIONAL CLASS. The table below presents the prior performance history of total return on an annualized basis for the Institutional Class of the BEA International Equity, Emerging Markets Equity and High Yield Funds for period ending August 31, 1996. The investment objectives, policies and strategies of the Institutional Class of these Funds, as well as the investment management teams are identical to those of the Investor


Class. The Institutional Class, which has a minimum investment of $3 million, has lower fees and expenses than the Investor Class, so that the performance of the Institutional Class will be greater than that of the Investor Class. In addition, the past performance of the Institutional Class of these Funds is not necessarily indicative of the of the future performance of each Fund. Listed below the performance history for each Fund is a comparative index comprised of securities similar to those in which the Funds invest.



                                                                                            ONE                      SINCE
FUND                                                                                       YEAR     THREE YEARS   INCEPTION*
---------------------------------------------------------------------------------------  ---------  -----------  -------------
BEA International Equity...............................................................        8.4%        5.0%          9.4%
Morgan Stanley Capital International Europe, Australia & Far East Index................        8.9%        8.4%         12.7%
BEA Emerging Markets Equity............................................................        5.4%        1.4%          7.9%
Morgan Stanley Capital International Emerging Markets Free Index.......................        5.2%        7.4%         13.6%
BEA High Yield.........................................................................       15.3%        9.3%         11.8%
CS First Boston High Yield Index.......................................................       10.7%        9.3%         10.3%


------------------------------

*BEA International Equity Fund commenced operations on October 1, 1992; BEA
 Emerging Markets Equity Fund commenced operations on February 1, 1993; BEA High Yield Fund commenced operations on March 31, 1993.



    PRIVATE ACCOUNTS. The table below presents the composite performance history on an annualized basis for private accounts managed by BEA for the period ending September 30, 1996. The investment objectives, policies and strategies of these private accounts are substantially similar to those of the corresponding Fund, although the private accounts have significantly longer operating histories than the corresponding Funds. The management teams for the Funds and the respective private accounts are identical. The composites include all accounts managed in the respective investment objectives, policies and strategies, and show the entire period for which the private accounts were managed by BEA in this manner. The performance information for the private accounts include the reinvestment of dividends received in the underlying securities. The private accounts, which require a minimum investment of $20 million and are only available to BEA's institutional advisory clients, have lower fees and expenses than the Investor Class of the corresponding Funds. In addition, the past performance of the private accounts is not indicative of the of the future performance of each Fund. These accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private account composites. Listed below the performance history for each private account is a comparative index comprised of securities similar to those in which the private accounts and the corresponding Funds invest.


                                                                    ONE        THREE       FIVE        SEVEN        TEN
PRIVATE ACCOUNT/INDEX                                              YEAR        YEARS       YEARS       YEARS       YEARS
---------------------------------------------------------------  ---------  -----------  ---------  -----------  ---------
BEA International Equity Composite.............................        8.8%        6.0%        9.6%        6.1%       17.5%
Morgan Stanley Capital International Europe, Australia & Far
 East Index....................................................        8.9%        8.4%        8.5%        4.2%        9.0%
BEA Emerging Markets Equity Composite..........................        5.3%        1.8%       11.2%       16.2%       31.7%
Morgan Stanley Capital International Emerging Markets Free
 Index.........................................................        5.2%        7.4%       14.8%       14.2%        n/a
BEA High Yield Composite.......................................       15.1%       12.7%       17.7%       16.5%        n/a
CS First Boston High Yield Index...............................       10.7%        9.3%       12.7%       12.4%        n/a

                                                                     SINCE
PRIVATE ACCOUNT/INDEX                                             INCEPTION*
---------------------------------------------------------------  -------------
BEA International Equity Composite.............................         19.4%
Morgan Stanley Capital International Europe, Australia & Far
 East Index....................................................         14.1%
BEA Emerging Markets Equity Composite..........................         32.4%
Morgan Stanley Capital International Emerging Markets Free
 Index.........................................................          n/a
BEA High Yield Composite.......................................         15.9%
CS First Boston High Yield Index...............................         11.7%


------------------------

*The BEA International Equity Composite dates from January 1, 1981; the BEA
 Emerging Markets Equity Composite dates from July 1, 1985; the BEA High Yield Composite dates from July 1, 1989.

                                    APPENDIX



CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS



    The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:



    "AAA" -- This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.



    "AA" -- Debt is considered to have a very strong capacity to pay interest and repay principal and differs from "AAA" issues only in small degree.



    "A" -- Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



    "BBB" -- Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.



    "BB," "B," and "CCC" -- Debt that possesses one of these ratings is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



    "CC" -- This rating is reserved for issues that are currently in arrears on dividends or sinking fund payments but that are currently paying.



    "C" -- This rating is reserved for income bonds on which no interest is being paid.



    "D" -- Debt is in default, and payment of interest and/or repayment of principal is in arrears.



    PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



    The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:



    "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



    "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.



    "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



    "Baa" -- Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    "Ba," "B," "Caa," "Ca," and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.



    Con. (-   -   -) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.



    Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.



MUNICIPAL NOTE RATINGS



    A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Corporation for municipal notes:



    "SP-1" -- The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.



    "SP-2" -- The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.



    "SP-3" -- The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.



    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:



    "MIG-1"/"VMIG-1" -- Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



    "MIG-2"/"VMIG-2" -- Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.



    "MIG-3"/"VMIG-3" -- Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



    "MIG-4"/"VMIG-4" -- Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.



    "SG" -- Loans bearing this designation are of speculative quality and lack margins of protection.

--------------------------------------------------------------------------------


    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               BEA INVESTOR FUNDS

                              INTERNATIONAL EQUITY
                             EMERGING MARKETS EQUITY
                            GLOBAL TELECOMMUNICATIONS
                                   HIGH YIELD
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION


          This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Investor Shares" or the "Shares") representing interests in four investment portfolios (the "Funds") of The RBB Fund, Inc. (the "Company"): BEA International Equity, BEA Emerging Markets Equity, BEA Global Telecommunications and BEA High Yield (collectively, the "Funds"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the BEA Investor Prospectus, dated November 1, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained from the Fund's transfer agent by calling toll-free (800) 401-2230. This Statement of Additional Information is dated November 1, 1996.



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    CONTENTS
                                                                 Prospectus
                                                          Page      Page
                                                          ----   ----------

General .............................................       2        4
Common Investment Policies -- All Funds .............       2        4
Supplemental Investment Objectives and Policies --
  BEA International Equity, BEA Emerging
  Markets Equity and BEA Global Telecommunications
  Funds..............................................      26        6
Investment Limitations ..............................      26        7
Risk Factors ........................................      29        8
Directors and Officers ..............................      33      N/A
Investment Advisory and Servicing Arrangements.......      36        9
Fund Transactions ...................................      41      N/A
Purchase and Redemption Information .................      44       12
Valuation of Shares .................................      44       15
Performance and Yield Information....................      46       18
Taxes ...............................................      48       15
Additional Information Concerning Fund Shares........      57       18
Miscellaneous .......................................      60       18
Appendix ............................................     N/A      A-1
Financial Statements ................................     F-1      N/A

                                     GENERAL


          The RBB Fund, Inc. (the "Company") is an open-end management investment company currently operating or proposing to operate nineteen separate investment portfolios. The Company was organized as a Maryland corporation on February 29, 1988.


          Unless otherwise indicated, the following investment policies may be changed by the Board of Directors without an affirmative vote of shareholders. Capitalized terms used herein and not otherwise defined have the same meanings as are given to such terms in the Prospectus.


                     COMMON INVESTMENT POLICIES -- ALL FUNDS


          The following supplements the information contained in the Prospectus concerning the investment objectives and policies of, and techniques used by, the Funds.



          NON-DIVERSIFIED STATUS. Each Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that each Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. Each Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended. See "Taxes." To qualify, each Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of each Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of each Fund's total assets will be invested in the securities of a single issuer and each Fund will not own more than 10% of the outstanding voting securities of a single issuer. To the extent that each Fund assumes large positions in the securities of a small number of issuers, each Fund's return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.



          TEMPORARY INVESTMENTS. The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes consist of:
(a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

          REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The Adviser will consider the creditworthiness of a seller in determining whether to have a Fund enter into a repurchase agreement. There are no percentage limits on a Fund's ability to enter into repurchase agreements. Each Fund does not presently intend to invest more than 5% of its net assets in repurchase agreements . Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "Investment Company Act" or the "1940 Act").



          REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Each Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser). Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to such Fund's agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and a Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Each Fund also may enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund would forgo principal and interest paid on such securities. A Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act. The Funds do not presently intend to invest more than 5% of net assets in reverse repurchase agreements or dollar rolls.



          WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND
FORWARD COMMITMENTS. Each Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery or on a forward commitment basis. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. Although the Funds have not established a limit on the percentage of its assets that may be committed in connection with such transactions, it will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of its commitment. Each Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund currently anticipates that when-issued securities will not exceed 5% of its net assets. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

          STANDBY COMMITMENT AGREEMENTS. Each Fund may from time to time enter into standby commitment agreements. Such agreements commit such Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement a Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to a Fund. Each Fund will not enter into a standby commitment with a remaining term in excess of 45 days and it will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed

5% of its assets taken at the time of acquisition of such commitment or security. Such Fund will at all times maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.



          There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Because the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

          The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment. The Funds do not presently intend to invest more than 5% of net assets in standby commitment agreements.

          ILLIQUID SECURITIES. Each Fund does not presently intend to invest more than 5% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Such securities may include, among other things, loan participations and assignments, options purchased in the over-the-counter markets, repurchase agreements maturing in more than seven days, structured notes and restricted securities other than Rule 144A securities that BEA has determined are liquid pursuant to guidelines established by The Company's Board of Directors. Because of the absence of any liquid trading market currently for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. BEA will monitor the liquidity of restricted securities in each Fund's portfolio and report periodically on such decisions to the Board of Directors of the

Company. Where there are no readily available market quotations, the security shall be valued at fair value as determined in good faith by the Board of Directors of the Company. The Board has adopted a policy that funds will not purchase private placements (i.e. restricted securities other than Rule 144A securities). With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.



          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Board has adopted a policy that the Funds will not purchase private placements (i.e., restricted securities other than Rule 144A securities). Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          The SEC has recently adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


          The Adviser will monitor the liquidity of restricted securities in a Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


          SECURITIES OF UNSEASONED ISSUERS. Each Fund will not invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, if the aggregate investment in such securities would exceed 5% of such Fund's net assets. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.



          LENDING OF PORTFOLIO SECURITIES. To increase income on its investments, a Fund may lend its portfolio securities with an aggregate value of up to 30% of its total assets to broker/dealers and other institutional investors. Although each Fund does not currently intend to do so, it may lend its portfolio securities on a short or long term basis to broker-dealers or institutional investors that the Adviser deems qualified, but only when the borrower maintains with a Fund's custodian, collateral either in cash or money market instruments, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Collateral for such loans may include cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which is deemed creditworthy by the Adviser. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even the loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.



          BORROWING. Each Fund may borrow up to 33 1/3 percent of its total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Additional investments will not be made when borrowings exceed 5% of a Fund's total assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.


          U.S. GOVERNMENT SECURITIES. The U.S. government securities in which a Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal Home Loan Banks, the Student Loan Marketing Association and the Tennessee Valley Authority). The Funds do not presently intend to invest more than 5% of net assets in U.S. government securities.


          FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.


          The foreign government securities in which the Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated, or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


          Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.


          BRADY BONDS. Each Fund may invest in so-called "Brady Bonds," which have recently been issued by Costa Rica, Mexico, Uruguay and Venezuela and which may be issued by other Latin American countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds have been issued only recently, and accordingly, they do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers. The Funds do not presently intend to invest more than 5% of net assets in Brady Bonds.

          LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in Latin America are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in each Fund having a contractual relationship only with the Lender, not with the borrower. Each Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Funds may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Funds will acquire Participations only if the Lender interpositioned between the Funds and the borrower is determined by BEA to be creditworthy. Each Fund currently anticipates that it will not invest more than 5% of its net assets in Loan Participations and Assignments.

          CONVERTIBLE SECURITIES. The Funds do not presently intend to invest more than 5% of their net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

          The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


          The Funds have no current intention of converting any convertible securities it may own into equity or holding them as equity upon conversion, although it may do so for temporary purposes. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.



          MORTGAGE-BACKED SECURITIES. The Funds do not presently intend to invest more than 5% of their total assets in mortgage- backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or certain foreign issuers, as well as by private issuers such as commercial investment banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.


          Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30-year mortgages, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool.


          Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Funds purchase a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates mortgages underlying securities are prone to prepayment. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund's yield. For this and other reasons, a mortgage-related security's stated maturity may be shortened by an unscheduled prepayment on underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.


          The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.


          COLLATERALIZED MORTGAGE OBLIGATIONS. The Funds may also purchase collateralized mortgage obligations ("CMOs") issued by a U.S. Government instrumentality which are backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. These securities may be considered mortgage derivatives. The Funds may only invest in CMOs issued by FHLMC, FNMA or other agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.


          CMOs provide an investor with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-related securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Coupons can be fixed or variable. If variable, they can move with or in the reverse direction of interest rates. The coupon changes could be a multiple of the actual rate change and there may be limitations on what the coupon can be. Cash flows of pools can also be divided into a principal only class and an interest only class. In this case the principal only class ("PO") will only receive principal cash flows from the pool. All interest cash flows go to the interest only class. The relative payment rights of the various CMO classes may be structured in many ways either sequentially, or by other rules of priority. Generally, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay," i.e. payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgaged-related obligations.


          The CMO structure returns principal to investors sequentially, rather than according to the pro rata method of a pass-through. In the traditional CMO structure, all classes (called tranches) receive interest at a stated rate, but only one class at a time received principal. All principal payments received on the underlying mortgages or securities are first paid to the "fastest pay" tranche. After this tranche is retired, the next tranche in the sequence becomes the exclusive recipient of principal payments. This sequential process continues until the last tranche is retired. In the event of sufficient early repayments on the underlying mortgages, the "fastest-pay" tranche generally will be retired prior to its maturity. Thus the early retirement of a particular tranche of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security as described above. The Funds do not presently intend to invest more than 5% of net assets in collateralized mortgage obligations.



          ASSET-BACKED SECURITIES. Each Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Funds may also invest in other types of asset-backed securities that may be available in the future. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described above. Asset-backed securities are considered an industry for industry concentration purposes, and the Funds will therefore not purchase any asset-backed securities which would cause 5% or more of a Fund's net assets at the time of purchase to be invested in asset-backed securities.



          Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Because asset-backed securities are relatively new, the market experience in these securities is limited, and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.


          ZERO COUPON SECURITIES. Each Fund may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Fund currently anticipates that zero coupon securities will not exceed 5% of its net assets. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. A Fund anticipates that it will not normally hold zero coupon securities to maturity. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year.



          STRUCTURED NOTES. The Funds may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although BEA generally will not use leverage in its structured note strategies. Normally, these bonds are issued by U.S. government agencies and investment banks arrange the structuring. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes. The Funds do not presently intend to invest more than 5% of their net assets in structured notes.



          NON-INVESTMENT GRADE FIXED INCOME SECURITIES. When and if available, fixed income securities may be purchased by a Fund at a discount from face value. From time to time a Fund may purchase securities in default with respect to the paying of principal and/or interest at the time acquired if, in the opinion of BEA, such securities have the potential for future capital appreciation.


          Debt securities purchased by the Funds may bear fixed, fixed and contingent or variable rates of interest and may involve equity features such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit). Conversion of certain debt securities may reduce net income per share and net asset value per share. The occurrence of any income dilution of previously outstanding shares of common stock when debt securities are converted will depend upon whether a Fund can, from the investments made with the proceeds of the debt securities, earn an amount per share issuable upon conversion at least equal to the amount earned with respect to shares of common stock outstanding prior to conversion. If debt securities are converted at a time when the net asset value per share of common stock is greater than the conversion price, the conversion will result in a decrease or dilution in then current net asset value per share of common stock.



          The value of the lower rated fixed income securities that the Funds purchase may fluctuate more than the value of higher rated debt securities. These lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to a Fund but will be reflected in the net asset value of a Fund's shares. The Funds attempt to reduce risk through credit analysis and attention to current developments and trends in both the economy and financial markets. There can be no assurance that such attempts will be successful.

     Lower-rated debt securities may include zero coupon securities or pay-in-kind securities. A zero coupon security bears no interest but is issued at a discount from its value at maturity. When held to maturity, its entire return equals the difference between its issue price and its maturity value. Pay-in-kind securities typically do not provide for cash interest payments but instead provide for the issuance of additional debt securities of the issuer in the face amount of the interest payment amount due in lieu of a cash payment. The market prices of both of these securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

     There are also special considerations associated with investing in lower-rated debt securities structured as zero coupon or pay-in-kind securities. For example, a Fund must include the interest ("original issue discount") on these securities in determining the amount of its required distributions to shareholders for federal income tax and federal excise tax purposes, even though it receives no cash interest until the security's maturity or payment date. Therefore, in order to satisfy these distribution requirements, a Fund may have to sell some of its assets without regard to their investment merit to obtain cash to distribute to shareholders. These actions may occur under disadvantageous circumstances and are likely to reduce a Fund's assets and may thereby increase its expense ratio and decrease its rate of return. For additional information concerning these tax considerations, see "Taxes" below. From time to time, a Fund may also purchase securities not paying interest at the time acquired if, in the opinion of the Fund's Adviser, such securities have the potential for future income or capital appreciation.


          FORWARD CURRENCY CONTRACTS. Each Fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The Fund may enter into forward currency contracts with respect to specific transactions. For example, when a portfolio anticipates the receipt in a foreign currency of interest payments on a security that it holds, a portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.


          The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a Fund security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transaction costs. A Fund may enter into a forward contract and maintain a net exposure on such contract only if (1) the consummation of the contract would not obligate a Fund to deliver an amount of foreign currency in excess of the value of a Fund's portfolio securities or other assets denominated in that currency or
(2) a Fund maintains cash, government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of a Fund's total assets committed to the consummation of the contract which value must be marked to market daily. A Fund will comply with guidelines established by the SEC with respect to coverage of forward contracts entered into by mutual funds and, if such guidelines so require, will set aside cash, U.S. government securities or liquid, high-grade debt securities in a segregated account with its custodian in the amount prescribed. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.


          At or before the maturity date of a forward contract requiring a portfolio to sell a currency, the Funds may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Funds may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.


          The cost to a Fund of engaging in forward currency contracts will vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts will not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it will fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. Moreover, investors should be aware that dollar-denominated securities may not be available in some or all foreign countries, that the forward currency market for the purchase of U.S. dollars in many foreign countries is not highly developed and that in certain countries no forward market for foreign currencies currently exists or that such market may be closed to investment by a Fund.


          Although a Fund will value its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.


          OPTIONS AND FUTURES CONTRACTS. The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes (including currency hedging) or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into.

     Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     The Funds will engage in unlisted over-the-counter options only with broker/dealers deemed creditworthy by the Adviser. Closing transactions in certain options are usually effected directly with the same broker/dealer that effected the original option transaction. The Funds bear the risk that the broker/dealer will fail to meet its obligations. There is no assurance that the Funds will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.


     To enter into a futures contract, the Funds must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

     The risks related to the use of options and futures contracts include:
(i) the correlation between movements in the market price of a portfolio's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Funds is subject to the Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, such Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. These instruments and techniques are discussed in greater detail below.


          FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

          The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

          If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.


          A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although a Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because the Fund's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Fund's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.


          A Fund may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund. In this type of strategy, the Fund's return will tend to involve a larger component of interest income, because the Fund will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.


          FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

          CORRELATION OF PRICE CHANGES. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in that Fund's other investments.


          LIQUIDITY OF FUTURES CONTRACTS. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.


          PURCHASING PUT OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security, or a futures contract.

          A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If the Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require the Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.


          Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.


          PURCHASING CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.


          The Funds may purchase call options in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by the Fund. If a Fund is unable to enter into a closing purchase transaction, a Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

          WRITING PUT OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.


          A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, the Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because the Fund's cash will be invested in shorter-term securities which usually offer lower yields.


          WRITING CALL OPTIONS. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.


          COMBINED OPTION POSITIONS. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          RISKS OF OPTIONS TRANSACTIONS. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

          ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Company on behalf of the Funds has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the representation that the Funds will not enter into any commodity futures contract or option on a commodity futures contract if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of a Fund's total assets.

          The Funds' limitations on investments in futures contracts and its policies regarding futures contracts and the Funds' limitations on investments in options and their policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

          Various exchanges and regulatory authorities have recently undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures or options transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.


          SHORT SALES "AGAINST THE BOX." In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. Each Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The Funds do not presently intend to invest more than 5% of net assets in short sales against the box.

          SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the

Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" above.

                     SUPPLEMENTAL INVESTMENT OBJECTIVES AND
               POLICIES -- BEA INTERNATIONAL EQUITY, BEA EMERGING
             MARKETS EQUITY AND BEA GLOBAL TELECOMMUNICATIONS FUNDS


          RIGHTS OFFERINGS AND PURCHASE WARRANTS. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

                             INVESTMENT LIMITATIONS

          Each Fund has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the Investment Company Act). Each Fund may not:


          1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing; (For the purpose of this restriction, collateral arrangements with respect to, if applicable, the writing of options, and futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2);

          2. Issue any senior securities, except as permitted under the Investment Company Act;

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          4. Purchase or sell real estate (including real estate limited partnership interests), provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;


          5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchange between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

          6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, Loan Participations and Assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; and

          7. Except for BEA Global Telecommunications Fund, purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The BEA Global Telecommunications Fund will concentrate in the telecommunications industry.


          In addition to the fundamental investment limitations specified above, a Fund may not:


          1. Make investments for the purpose of exercising control or management. Investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;


          2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that a Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

          3. Purchase or sell interests in mineral leases, oil, gas or other mineral exploration or development programs, except that a Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities; and

          4. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the Adviser or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

          The policies set forth above are not fundamental and thus may be changed by the Company's Board of Directors without a vote of the shareholders.

          In order to permit the sale of the Funds in certain states, the Company on behalf of a Fund has undertaken to adhere to the following investment policies, each of which may be changed without shareholder approval:

           1. That the dollar amount of short sales at any one time shall not exceed 25% of the net equity of a Fund, and the value of securities of any one issuer in which a Fund is short may not exceed the lesser of 2.0% of the value of a Fund's net assets or 2.0% of the securities of any class of any issuer. Short sales may be made only in those securities which are fully listed on a national securities exchange. This provision does not include the sale of securities if the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.

           2. That the investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of a Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.
          3. The Funds will only purchase securities of any one Company if, as to 75% of the assets of any one company, at the time of purchase, not more than 10% of the voting securities of any one Company would be held by such Fund, except that up to 25% of the value of a Fund's assets may be invested without regard to such limitation.

          4. The Funds will only invest in securities of other investment companies if such securities are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary brokers commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

          Except for the percentage restrictions applicable to the borrowing of money and illiquid securities, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

          In order to permit the sale of shares of a Fund in certain states, a Fund may make commitments more restrictive than the investment policies and limitations above. If a Fund determines that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. In addition, a Fund may be subject to investment restrictions imposed by countries in which it invests directly or indirectly.

          Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

                                  RISK FACTORS

          FOREIGN SECURITIES. Investments in foreign securities are subject to certain risks, discussed below.

POLITICAL, ECONOMIC AND MARKET FACTORS. Investments in foreign securities involve risks relating to political and economic developments abroad, as well as those that result from the differences between the regulations to which U.S. and foreign issuers are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of a Fund's assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Securities of many foreign issuers may be less liquid, and their prices may be more volatile, than those of securities of comparable U.S. issuers. Brokerage commissions, custodial services and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign securities markets than there is in the United States.

     In addition, substantial limitations may exist in certain countries with respect to the Funds' ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Funds could be adversely affected by delays in, or a refusal to grant, any required government approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.

REPORTING STANDARDS. Most of the foreign securities held by the Funds will not be registered with the SEC, nor will the issuers thereof be subject to SEC or other U.S. reporting requirements. Accordingly, there will be less publicly available information concerning foreign issuers of securities held by the Fund than will be available concerning U.S. companies. Foreign companies, and in particular, companies in emerging markets, are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

          EXCHANGE RATE FLUCTUATIONS. Because foreign securities ordinarily will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect a Fund's net asset value, the value of interest and dividends earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; conversely, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions.

          INVESTMENT CONTROLS. In certain countries that currently prohibit direct foreign investment in the securities of their companies, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The BEA Funds may invest in these investment funds and registered investment companies subject to the provisions of the 1940 Act. If these Funds invest in such investment companies, they will each bear their proportionate share of the costs incurred by such companies, including investment advisory fees.

          CLEARANCE AND SETTLEMENT PROCEDURES. Delays in clearance and settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

          OPERATING EXPENSES. The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities. Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on those securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which a Fund would be subject.

          LOWER- OR NON-RATED CRITERIA FOR DEBT SECURITIES. The High Yield Fund has established no rating criteria for the debt securities in which it may invest. Issuers of low rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

          Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

          The Fund may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

          Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Current laws may have an impact on the market for lower-rated debt securities. The Financial Institutions Reform, Recovery and Enforcement Act of 1989 required federally insured savings associations to divest substantially all their holdings of lower-rated debt securities by July 1, 1994 and prohibits such savings associations from acquiring lower-rated debt securities, except through certain qualified affiliates.

     Finally, there are risks involved in applying credit ratings as a method for evaluating lower-rated debt securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated debt securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, BEA will monitor the issuers of lower-rated debt securities in the Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity so the Fund can meet redemption requests. BEA will not necessarily dispose of a portfolio security when its ratings have been changed.


          SOVEREIGN DEBT. Investments in Sovereign Debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.

          Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.


          A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

          The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Adviser intends to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

          Investors should also be aware that certain Sovereign Debt instruments in which a Fund may invest involve great risk. Sovereign Debt issued by issuers in many Emerging Markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such Sovereign Debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. A Fund may have difficulty disposing of certain Sovereign Debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, a Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio and calculating its net asset value. When and if available, fixed income securities may be purchased by a Fund at a discount from face value. However, a Fund does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time a Fund may purchase securities not paying interest at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income or capital appreciation.


                             DIRECTORS AND OFFICERS

          The directors and executive officers of the Company, their business addresses and principal occupations during the past five years are:

                                                 Principal Occupation
Name, Address and Age       Position with Fund  During Past Five Years
---------------------       ------------------  ----------------------
Arnold M. Reichman - 48*    Director            Since 1986, Managing
466 Lexington Avenue                            Director and Assistant
New York, NY 10017                              Secretary, E. M. Warburg,
                                                Pincus & Co., Inc.; Since 1990,
                                                Chief Executive Officer and
                                                since 1991, Secretary,
                                                Counsellors

                                                Securities, Inc; Officer of
                                                various investment companies
                                                advised by Warburg, Pincus
                                                Counsellors, Inc.

Robert Sablowsky - 58**     Director            Since 1985, Executive
14 Wall Street                                  Vice President of
New York, NY 10005                              Gruntal & Co., Inc., a
                                                broker-dealer, Director,
                                                Gruntal & Co., Inc. and Gruntal
                                                Financial Corp., its parent
                                                company.

Francis J. McKay - 60       Director            Since 1963, Executive
7701 Burholme Avenue                            Vice President, Fox Chase
Philadelphia, PA 1911                           Cancer Center (Biomedical
                                                research and medical care.)

Marvin E. Sternberg -62     Director            Since 1974, Chairman,
937 Mt. Pleasant Road                           Director and President,
Bryn Mawr, PA 19010                             Moyco Industries, Inc.
                                                (manufacturer of dental
                                                supplies and precision coated
                                                abrasives); Since 1968,
                                                Director and President, Mart
                                                MMM, Inc. (formerly
                                                Montgomeryville Merchandise
                                                Mart Inc.) and Mart PMM, Inc.
                                                (formerly Pennsauken
                                                Merchandise Mart, Inc.)
                                                (Shopping Centers); and Since
                                                1975, Director and Executive
                                                Vice President, Cellucap Mfg.
                                                Co., Inc. (manufacturer of
                                                disposable headwear).

                                                 Principal Occupation
Name, Address and Age       Position with Fund  During Past Five Years
---------------------       ------------------  ----------------------

Julian A. Brodsky -63       Director            Director, Vice Chairman 1969 to
Comcast Corporation                             present, Comcast Corporation
1234 Market Street                              (cable television and
16th Floor                                      communications); Director,
Philadelphia, PA 19107-3723                     Comcast Cablevision of
                                                Philadelphia (cable television
                                                communications) and Nextel
                                                (wireless communications).

Donald van Roden - 72       Director            Self-employed
1200 Old Mill Lane                              businessman.
Wyomissing, PA 19610                            From February 1980 to March
                                                1987, Vice Chairman, Smith
                                                Kline Beckman Corporation
                                                (pharmaceuticals); Director,
                                                AAA Mid-Atlantic (auto
                                                service); Director, Keystone
                                                Insurance Co.

Edward J. Roach - 72        President and       Certified Public Accountant;
Bellevue Park               Treasurer           Vice Chairman of the
Corporate Center                                of the Board, Fox Chase
400 Bellevue Parkway                            Cancer Center; Vice President
Wilmington, DE 19809                            and Trustee, Pennsylvania
                                                School for the Deaf; Trustee,
                                                Immaculata College; Vice
                                                President and Treasurer of
                                                various investment companies
                                                advised by PNC Institutional
                                                Management Corporation.

Morgan R. Jones - 56        Secretary           Chairman of the law firm of
1100 PNB Bank Building                          Drinker Biddle & Reath,
Broad and Chestnut Streets                      Philadelphia, Pennsylvania;
Philadelphia, PA 19107                          Director, Rocking Horse Child
                                                Care Centers of America, Inc.

_______________

* Mr. Reichman is an "interested person" of the Company as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Company's distributor.

** Mr. Sablowsky is an "interested person" of the Company as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.

            Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the company when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Company.

          The Company pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any Investment Adviser of sub-advisor of the Company or the Distributor $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Such Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald von Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, each of the following members of the Board of Directors received compensation from the Company in the following amounts:

                  DIRECTOR COMPENSATION

          DIRECTOR                 COMPENSATION
          Julian A. Brodsky           $12,525
          Francis J. McKay             15,975
          Marvin E. Steinberg          16,725
          Donald Van Roden             21,025

On October 24, 1990 the Company adopted, as a participating employer, the Company Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Company will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by the Company's advisers, custodians, administrators and distributor, the Company itself requires only one part-time employee. No officer, director or employee of BEA or the Distributor currently receives any compensation from the Company.


                 INVESTMENT ADVISORY AND SERVICING ARRANGEMENTS

               ADVISORY AGREEMENTS. BEA Associates renders advisory and administrative services to each of the Funds pursuant to Investment Advisory Agreements. The Advisory Agreements relating to the Funds are dated September 16, 1992 for the BEA International Equity, BEA Emerging Markets Equity and BEA High Yield Funds, dated July 10, 1996 for the BEA Global

Telecommunications Fund. Such advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

               BEA Associates is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1996, BEA Associates managed approximately $29 billion in assets. BEA is a wholly-owned subsidiary of Credit Suisse the second largest Swiss bank, which in turn is subsidiary of CS Holding, a Swiss corporation. Active employees of BEA have a long-term equity incentive plan. BEA Associates is a registered investment advisor under the Investment Advisers Act of 1940, as amended.

          As an investment adviser, BEA emphasizes a global investment strategy. BEA currently acts as investment adviser for thirteen investment companies registered under the Investment Company Act. They are: Alpha Government Securities Fund, BEA Strategic Income Fund, Inc., BEA Income Fund, Inc., BEA Short Duration Fund, The Brazilian Equity Fund, Inc., The Chile Fund, Inc., The Emerging Markets Infrastructure Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Indonesia Fund, Inc., The Latin America Equity Fund, Inc., The Latin America Investment Fund, Inc., and The Portugal Fund, Inc. In addition, BEA acts as sub-adviser to certain portfolios of six other registered investment companies: Frank Russell Investment Company (Fixed Income III Fund and Multistrategy Bond Fund), Oppenheimer (LifeSpan Balanced Fund, LifeSpan Income Fund and LifeSpan Growth Fund), Panorama (LifeSpan Balanced Account, LifeSpan Capital Appreciation Account and LifeSpan Diversified Income Account), SEI Institutional Managed Trust (High Yield Bond Fund), WNL Series Trust (BEA Growth and Income Fund), Touchstone International Equity Fund and Touchstone Variable Annuity International Equity Fund. BEA also acts as investment adviser for forty-two offshore funds, twenty-two of which are equity funds and twenty of which are debt funds.

          BEA Associates has sole investment discretion for the Funds and will make all decisions affecting assets in the Funds under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. BEA Associates will select investments for the Funds and will place purchase and sale orders on behalf of the Funds. For its services to the BEA International Equity, BEA Emerging Markets Equity, BEA Global Telecommunications and BEA High Yield Funds, BEA Associates will be paid (before any voluntary waivers or reimbursements) a monthly fee computed at an annual rate of .80%, 1.00%, 1.00% and .70% of average daily net assets, respectively.

          For the year ended August 31, 1996, BEA waived advisory fees with respect to the BEA International Equity, BEA Emerging Markets Equity, BEA Global Telecommunications and BEA High Yield Funds in the amount of $0, $0, $0 and $100,763, respectively. During the same period, received advisory fees (after waivers) in the amount of $5,993,072, $1,289,739, $0 and $542,590, respectively.


          As required by various state regulations, BEA Associates will reimburse the Company or the Fund affected (as applicable) if and to the extent that the aggregate operating expenses of the Company or the Fund affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is believed to be 2-1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Company as a whole or to each Fund on an individual basis depends upon the particular regulations of such states.


          Each Fund bears all of its own expenses not specifically assumed by the Adviser. General expenses of the Company not readily identifiable as belonging to a Fund of the Company are allocated among all investment Funds by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to, the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a Fund by BEA Associates; (c) expenses of organizing the Company that are not attributable to a class of the Company; (d) certain of the filing fees and expenses relating to the registration and qualification of the Company and a Fund's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Company's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a Fund for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of independent pricing services to value a Fund's securities; and (q) the cost of investment company literature and other publications provided by the Company to its directors and officers. Transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, organizational expenses and registration fees and other costs identified as belonging to a particular class of the Company are allocated to such class.


          Under the Advisory Contracts, BEA Associates will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Advisory Contracts, and shall be indemnified for any losses and expenses in connection with any claim relating thereto, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BEA Associates in the performance of its duties or reckless disregard by it of its obligations and duties under the Advisory Contracts.


          The Advisory Contracts were approved on July 10, 1996, by vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contracts were approved by eachFund's initial shareholder. Each Advisory Contract is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Fund, at any time without penalty, on 60 days' written notice to BEA Associates. Each of the Advisory Contracts may also be terminated by BEA Associates on 60 days' written notice to the Company. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


          CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Brown Brothers Harriman & Co. ("BBH") acts as the custodian for the Funds and also acts as the custodian for the Funds' foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, BBH (a) maintains a separate account or accounts in the name of each Fund, (b) holds and transfers portfolio securities on account of each Fund, (c) accepts receipts and makes disbursements of money on behalf of each Fund, (d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities, and (e) makes periodic reports to the Company's Board of Directors concerning each Fund's operations. BBH is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that BBH remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the negligent acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, BBH receives a fee which is calculated based upon each Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.


          Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street Bank and Trust Company, serves as the transfer and dividend disbursing agent for the Investor Classes pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which BFDS (a) issues and redeems shares of each of the Investor Classes, (b) addresses and mails all communications by each Fund to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Company's Board of Directors concerning the operations of each Investor Class. For its services to the Company under the Transfer Agency Agreement, BFDS receives a fee on a per transaction basis.

          ADMINISTRATION AGREEMENTS. PFPC Inc., an indirect, wholly owned subsidiary of PNC Bank Corp., serves as administrator to the Funds pursuant to an Administration and Accounting Services Agreement dated July 10, 1996 (the "PFPC Administration Agreement"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds, and assist in related aspects of the Funds' operations. The PFPC Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Administration Agreement, PFPC receives a fee calculated at an annual rate of
 .125% of each Fund's average daily net assets, with a minimum annual fee of $75,000.

          BEA serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated July 10, 1996 (the "BEA Co-Administration Agreements"). BEA has agreed to provide shareholder liaison services to the Funds including responding to shareholder inquiries and providing information on shareholder accounts. The BEA Co-Administration Agreements provide that BEA shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BEA Co-Administration Agreements, BEA receives a fee calculated at an annual rate of .05% of each of the Funds' average daily net assets for assets up to $125 million and 10% thereafter.

DISTRIBUTION AND SHAREHOLDER SERVICING

          The Funds have each entered into Distribution Agreements with Counsellors Securities pursuant to their Distribution Plans (the "12b-1 Plans") under Rule 12b-1 of the 1940 Act. In consideration for Services (as defined below), the Distribution Agreement provides that the Funds will each pay Counsellors Securities a fee calculated at an annual rate of .50% of the respective average daily net assets of the Investor Shares of the Funds. Services performed by Counsellors Securities include (a) the sale of the Investor Shares, as set forth in the 12b-1 Plans ("Selling Services"), (b) ongoing servicing and/or maintenance of the accounts of shareholders of the Funds, as set forth in the 12b-1 Plans ("Shareholder Services"), and (c) sub-transfer agency services, subaccounting services or administrative services, as set forth in the 12b-1 Plans ("Administrative Services" and collectively with Selling Services and Administrative Services, "Services") including, without limitation, (i) payments reflecting an allocation of overhead and other office expenses of Counsellors Securities related to providing Services; (ii) payments made to, and reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Funds, and providing any other Shareholder Services; (iii) payments made to compensate selected dealers or other authorized persons for providing any Services; (iv) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; (v) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective shareholders of the Funds; and (vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Counsellors Securities may, from time to time, deem advisable.

                          PORTFOLIO TRANSACTIONS

          Subject to policies established by the Board of Directors, BEA Associates is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, BEA Associates seeks to obtain the best net results for a Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While BEA Associates generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

         Fund transactions for the Funds may be effected on domestic or foreign securities exchanges. In transactions for securities not actively traded on a domestic or foreign securities exchange, a Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options. The Funds have no obligation to deal with any broker in the execution of transactions in portfolio securities. The Funds may use affiliates of Credit Suisse in connection with the purchase or sale of securities in accordance with rules or exemptive orders adopted by the Securities and Exchange Commission (the "SEC") when BEA believes that the charge for the transaction does not exceed usual and customary levels.

          Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. The reasonableness of any negotiated commission paid by the Funds will be evaluated on the basis of the difficulty involved in execution, the time taken to conclude the transaction, the extent of the broker's commitment, if any, of its own capital and the amount involved in the transaction. It should be noted that commission rates in U.S. Markets are negotiated.

          In the case of over-the-counter issues, there is generally no stated commission, but the price usually includes an undisclosed commission or markup, and the Fund will normally deal with the principal market makers unless it can obtain better terms elsewhere.

          No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. BEA Associates may, consistent with the interests of a Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to a Fund and other clients of BEA Associates. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by BEA Associates under his respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that BEA Associates, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of BEA Associates to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

          Corporate debt and U.S. Government securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

          BEA Associates may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Fund prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Fund's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Fund would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


          Investment decisions for each Fund and for other investment accounts managed by BEA Associates are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. A Fund will not purchase securities during the existence of any underwriting or selling group relating to such security of which BEA Associates or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors as deemed necessary and appropriate require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BEA Associates not participate in or benefit from the sale to a Fund.

          In no instance will portfolio securities be purchased from or sold to the Distributor or BEA Associates or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

          During the year ended August 31, 1996, BEA International Equity Fund paid $3,192,274.36 of brokerage commissions, BEA Emerging Markets Equity Fund paid $704,909.93 of brokerage commissions and for each other Fund no brokerage commissions were paid during such period.

          BEA International Equity, BEA Emerging Markets Equity and BEA Global Telecommunications Funds expect that their annual Fund turnover rate should not exceed 100% under normal market conditions. BEA High Yield Fund anticipates that its portfolio turnover may exceed 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund. Federal income tax laws may restrict the extent to which a Fund may engage in short term trading of securities. See "Taxes". Each of the Funds anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Company during the year.

     The Funds have the benefit of an exemptive order issued by the SEC under the 1940 Act authorizing the Funds and other investment companies advised by BEA to acquire jointly securities issued in private placements, subject to the terms and conditions of the order. The Board of the Company has adopted a policy that the Funds will not purchase private placements (i.e. restricted securities other than Rule 144A securities).


                       PURCHASE AND REDEMPTION INFORMATION

          The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Investors will also be required to bear certain transaction costs associated with Redemptions-In-Kind. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under the Investment Company Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of Fund securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          Recently the staff of the SEC has recommended that the SEC consider recommending to the United States Congress that the Investment Company Act be amended to permit so-called "Interval Funds". Such Interval Funds may be structured to permit redemptions less frequently than daily. In the event that the SEC administratively or Congress legislatively permits the creation of such Interval Funds, the Funds may consider appropriate changes in their structures to conform with such provisions and to recognize the nature of the markets in foreign securities.


                               VALUATION OF SHARES

          The net asset value per share of each Fund is calculated separately as of the close of regular trading of the NYSE on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Securities which are listed on stock exchanges, whether U.S. or foreign are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the valuation.Fund securities primarily traded in foreign markets may be traded in such markets on days which are not Business Days. Because net asset value per share of each Fund is determined only on Business Days, the net asset value of shares of a Fund may be significantly affected on days when an investor does not have access to the Fund. If on any Business Day a foreign securities exchange or foreign market is closed, the securities traded on such exchange or in such market will be valued at the last sale price reported on the previous business day of such foreign exchange or market. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors or its delegates as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Any assets which are denominated in a foreign currency are converted into U.S. dollars at the prevailing market rates for purposes of calculating net asset value.

          Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Fund conducted on a spot basis will be valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

          In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.

                        PERFORMANCE AND YIELD INFORMATION

          TOTAL RETURN. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                       n
               P(1 + T)  = ERV

       Where:  P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years (1, 5 or 10)

            ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

          Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Company's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Company are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Company.

          The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Calculated according to the SEC rules for the period beginning on the commencement of operations and ended August 31, 1996, the average annual total return for the BEA International Equity Fund (commencing October 1, 1992) was 8.98% (annualized), BEA Emerging Markets Equity Fund (commencing February 1,
1993) was 7.63% (annualized) and BEA High Yield Fund (commencing March 1, 1993) was 7.40% (annualized). For the same period, the aggregate total return for the Funds was 40.80%, 30.13% and 23.89%, respectively.

          Calculated according to the non-standardized computation for the period beginning on the commencement of operations of each of the BEA International Equity and BEA Emerging Markets Equity Funds and ending on August 31, 1996, the average annual total return for the Funds was 8.98% and 7.63%, respectively. The aggregate total return for the Funds calculated according to the non-standardized computation for the period beginning on the commencement of operations of each of the Funds and ending August 31, 1996 was 40.08% and 30.13%, respectively.

          YIELD. Certain Funds may also advertise their yield. Under the rules of the SEC, a Fund advertising yield must calculate yield using the following formula:


                                      6
                    YIELD = 2[(a-b +1)  - 1]
                               ---
                                cd

          Where:    a =  dividends and interest earned during the period.

                  b =  expenses accrued for the period (net of reimbursement).

                  c =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d =  the maximum offering price per share on the last day of the period.

          Under the foregoing formula, yield is computed by compounding semi-annually, the net investment income per share earned during a 30 day period divided by the maximum offering price per share on the last day of the period. For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

          Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

          The yields on certain obligations are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Fund's investment adviser will consider whether the Fund should continue to hold the obligation.

                                      TAXES


          GENERAL TAX CONSEQUENCES TO THE COMPANY AND ITS SHAREHOLDERS. The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Company's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion in this Statement of Additional Information and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

          Each Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it (a) distributes an amount equal to the sum of (i) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (ii) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement"), and (b) satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

          In addition to satisfaction of the Distribution Requirement each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments, if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or in options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including accrued original issue discount, "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          Future Treasury regulations may provide that currency gains that are not "directly related" to a Fund's principal business of investing in stock or securities (or in options or futures with respect to stock or securities) will not satisfy the Income Requirements. Income derived by a regulated investment company from a partnership or trust (including a foreign entity that is classified as a partnership or trust for U.S. federal income tax purposes) will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

          In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

          The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. A Fund will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

          Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Company in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          Each Fund intends to distribute to shareholders its excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Fund as capital gain dividends may not exceed the net capital gain of such Fund for any taxable year, determined by excluding any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Company to shareholders not later than 60 days after the close of each Fund's respective taxable year.

          In the case of corporate shareholders, distributions (other than capital gain dividends) of a Fund for any taxable year will qualify for the 70% dividends received deduction, only to the extent of the gross amount of

"qualifying dividends" received by such Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" only if it has been received from a domestic corporation. However, if a Fund owns at least 10 percent of the stock (by vote and value) of certain foreign corporations with U.S. source income, then a portion of the dividends paid by such foreign corporations may constitute "qualifying dividends". A dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. The Company will designate the portion, if any, of the distribution made by a Fund that qualifies for the dividends received deduction in a written notice mailed by the Company to shareholders not later than 60 days after the close of the Fund's taxable year.

          Investors should note that recent legislative changes made to the Code have increased the significance of the distinction between capital gain and ordinary income distributions for some individual investors. Under this legislation, the maximum marginal rate on ordinary income for individuals, trusts and estates has nominally been increased only from 28% to 31%. However, due to the phase-out of personal exemptions and the enactment of limitations on itemized deductions for individual taxpayers whose adjusted gross income exceeds certain threshold amounts that depend on the taxpayer's filing status, the actual maximum marginal rate may be significantly greater. By contrast, the maximum rate on the net capital gain of individuals, trusts and estates remains 28%. Capital gains and ordinary income of corporate taxpayers will continue to be taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000). Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

          Corporate taxpayers may be liable for alternative minimum tax, which is imposed at the rate of 20% of "alternative minimum taxable income" (less, in the case of corporate shareholders with "alternative minimum taxable income" of less than $310,000, the applicable "exemption amount"), in lieu of the regular corporate income tax. "Alternative minimum taxable income" is equal to "taxable income" (as determined for corporate income regular tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income" are allowed to exclude exempt interest dividends (other than exempt interest dividends derived from certain private activity bonds ("AMT Preference Dividends"), as explained in the Prospectus) and to utilize the 70% dividends received deduction at the first level of computation, the Code requires (as a second computational step) that "alternative minimum taxable income" be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income."

          Corporate shareholders will have to take into account (1) all exempt interest dividends and (2) the full amount of all dividends from a Fund that are treated as "qualifying dividends" for purposes of the dividends received deduction in determining their "adjusted current earnings." As much as 75% of any exempt interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. Exempt interest dividends received by such a corporate shareholder may accordingly be subject to alternative minimum tax at an effective rate of 15%.

          Corporate investors should also note that the Superfund Amendments and Reauthorization Act of 1986 imposes an environmental tax on corporate taxpayers of 0.14% of the excess of "alternative minimum taxable income" (with certain modifications) over $2,000,000 for taxable years beginning after 1986 and before 1996, regardless of whether such taxpayers are liable for alternative minimum tax.

          If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Fund intends to distribute all of its taxable income currently, no Fund anticipates incurring any liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

          The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

          The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

          Certain states exempt from state income taxation dividends paid by a regulated investment company that are derived from interest on U.S. Government obligations. Each Fund will accordingly inform its shareholders annually of the percentage, if any, of its ordinary dividends that is derived from interest on U.S. Government obligations. Shareholders should consult with their tax advisers as to the availability and extent of any applicable state income tax exemption.


          SPECIAL TAX CONSIDERATIONS. The following discussion relates to the particular Federal income tax consequences of the investment policies of the Funds. The ability of the Funds to engage in options, short sale and futures activities will be somewhat limited by the requirements for their continued qualification as regulated investment companies under the Code, in particular the Distribution Requirement, the Short-Short Gain Test and the Asset Diversification Requirement.

          STRADDLES.     The options transactions that the Funds enter into may
result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Funds for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Funds must make in order to avoid Federal excise tax. Furthermore, in determining their investment company taxable income and ordinary income, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Funds of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain which (if any) of these elections they will make.

          Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to the Funds of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions. For purposes of the Short-Short Gain Test, current Treasury regulations provide that (except to the extent that the short sale rules discussed below would otherwise apply) the straddle rules will have no effect on the holding period of any straddle position. However, the U.S. Treasury has announced that it is continuing to study the application of the straddle rules for this purpose.

          OPTIONS AND SECTION 1256 CONTRACTS. The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, certain options transactions that the Funds enter into, as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market entered into by the Funds, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of
Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the relevant Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Fund continued to hold. Investors should also note that Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Fund must make to avoid Federal excise tax liability.

          Each of the Funds may elect not to have the year-end marking-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Fund that are not Section 1256 contracts (the "Mixed Straddle Election"). It is unclear under present law how certain gain that the Funds may derive from trading in Section 1256 contracts for which a Mixed Straddle Election is not made will be treated for purposes of the "Short-Short Gain Test." The Funds may seek a ruling from the Internal Revenue Service in order to resolve this issue.

          FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement. A Fund may request a private letter ruling from the Internal Revenue Service for guidance on some or all of these issues.

          Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Fund may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code Section 988 exceed other investment company taxable income during a taxable year, a Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

          PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFIC"), such Fund may be subject to "deferred" Federal income tax on a portion of any "excess distribution" received with respect to such shares or on a portion of any gain recognized upon a disposition of such shares, notwithstanding the distribution of such income to the shareholders of such Fund. Additional charges in the nature of interest may also be imposed on a Fund in respect of such deferred taxes. However, in lieu of sustaining the foregoing tax consequences, a Fund may elect to have its investment in any PFIC taxed as an investment in a "qualified electing fund" ("QEF"). A Fund making a QEF election would be required to include in its income each year a ratable portion, whether or not distributed, of the ordinary earnings and net capital gain of the QEF. Any such QEF inclusions would have to be taken into account by a Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement.

          The Internal Revenue Service has proposed regulations that would permit a Fund to elect (in lieu of paying deferred tax or making a QEF election) to mark-to-market annually any PFIC shares that it owned and to include any gains (but not losses) that it was deemed to realize as ordinary income. A Fund generally would not be subject to deferred Federal income tax on any gains that it was deemed to realize as a consequence of making a mark-to-market election, but such gains would be taken into account by the Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement. The proposed regulations would generally apply only prospectively, to taxable years ending after their promulgation as final regulations.

          SHORT-SHORT GAIN TEST. Because of the Short-Short Gain Test, the Funds may have to limit the sale of appreciated (but not depreciated) securities that they have held for less than three months. The short sale of (including for this purpose the acquisition of a put option on) (1) securities held on the date of the short sale or acquired after the short sale and on or before the date of closing thereof or (2) securities which are "substantially identical" to securities held on the date of the short sale or acquired after the short sale and on or before the date of the closing thereof may reduce the holding period of such securities for purposes of the Short-Short Gain Test.

          Any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of such hedge for purposes of the Short-Short Gain Test. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of the Short-Short Gain Test. Each of the Funds anticipates engaging in hedging transactions that qualify as designated hedges. However, because of the failure of the U.S. Treasury to promulgate regulations as authorized by the Code, it is not clear at the present time whether this treatment will be available to all of the Funds' hedging transactions. To the extent the Funds' transactions do not qualify as designated hedges, the Funds' investments in short sales, options or other transactions may be limited.

          ASSET DIVERSIFICATION REQUIREMENT. For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. However, the Internal Revenue Service has also informally ruled that a put option written by a fund must be treated as a separate asset and its value measured by "the value of the underlying security" for purposes of the Asset Diversification Requirement, regardless (apparently) of whether it is "covered" under the rules of the exchange. The Internal Revenue Service has not explained whether in valuing a written put option in this manner a fund should use the current value of the underlying security (its prospective future investment); the cash consideration that must be paid by the fund if the put option is exercised (its liability); or some other measure that would take into account the fund's unrealized profit or loss in writing the option. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its writing of options in order to stay within the limits of the Asset Diversification Requirement.


                  ADDITIONAL INFORMATION CONCERNING Fund SHARES

          The Company has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock (Laffer/Canto Equity), 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock (Growth & Income Series 2), 100 million shares are classified as Class EE Common Stock (Balanced Series 2), 50 million shares are classified as Class FF (n/i Micro Cap), 50 million shares are classified as Class GG (n/i Growth), 50 million shares are classified as Class HH (n/i Growth & Value), 100 million shares are classified as Class II (BEA Investor International), 100 million shares are classified as Class JJ (BEA Investor Emerging), 100 million shares are classified as Class KK (BEA Investor High Yield), 100 million shares are classified as Class LL (BEA Investor Global Telecom), 100 million shares are classified as Class MM (BEA Advisor International), 100 million shares are classified as Class NN (BEA Advisor Emerging), 100 million shares are classified as Class OO (BEA Advisor High Yield), 100 million shares are classified as Class PP (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS (Boston Partners Advisor Large Cap), 700 million shares are classified as Class Janney Money Common Stock, 200 million shares are classified as Class Janney Municipal Money Common Stock, 500 million shares are classified as Class Janney U.S. Government Money Common Stock, 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock, 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class II, JJ, KK and LL Common Stock constitute the BEA Investor classes. Under the Company's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

          The classes of Common Stock have been grouped into sixteen separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Family, Boston PartnerS Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market ; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market ; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market ; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market ; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market ; the BEA Family represents interests in nine non-money market portfolios; the n/i Family represents interests in three non-money market portfolios; the Boston Partners Family represents interest in one non-money market portfolio; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.

          The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

          As stated in the Prospectus, holders of shares of each class of the Company will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

          Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

          COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103 serves as counsel to the Company and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Company's independent directors.

          INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Company's independent accountants. No financial statements appear in this Statement of Additional Information because, as of the date hereof, the Investor Class had no performance history.

          CONTROL PERSONS. As of OCTOBER 1, 1996, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning Fund Shares" above. The Company does not know whether such persons also beneficially own such shares.


Fund                          NAME AND ADDRESS                  PERCENT OWNED
------                   -----------------------                -------------

RBB Money Market Fund
(Class E)                Luanne M. Garvey and Robert J.            11.2
                         Garvey
                         2729 Woodland Avenue
                         Trooper, PA 19403

                         Harold T. Erfer                           12.2
                         414 Charles Lane
                         Wynnewood, PA 19096

Fund                     NAME AND ADDRESS                       PERCENT OWNED
------                   -----------------------                -------------

                         Karen M. McElhinny and                    15.8
                         Contribution Account
                         4943 King Arthur Drive
                         Erie, PA  16506

                         John Robert Estrada and                   22.5
                         Shirley Ann Estrada
                         1700 Raton Drive
                         Arlington, TX 76018

                         Eric Levine and Linda & Howard            27.6
                         Levine
                         67 Lanes Pond Road
                         Howell, NJ 07731

RBB Municipal Money      William B. Pettus Trust                   11.4
Market Fund              Augustine W. Pettus Trust
(Class F)                827 Winding Path Lane
                         St. Louis, MO 63021-6635

                         Seymour Fein                              88.6
                         P.O. Box 486
                         Tremont Post Office
                         Bronx, NY 10457-0486


Cash Preservation Money  Jewish Family and Children's              56.8
Market Fund              Agency of Philadelphia
(Class G)                Capital Campaign
                         Attn: S. Ramm
                         1610 Spruce Street
                         Philadelphia, PA  19103

                         Lynda R. Succ Trustee for in              12.4
                         Trust under The Lynda R. Campbell
                         Caring Trust
                         935 Rutger Street
                         St. Louis, MO 63104

                         Theresa M. Palmer                         7.8
                         5731 N. 4th Street
                         Philadelphia, PA 19120

Cash Preservation        Kenneth Farwell and Valerie               10.8
Municipal Money Market   Farwell Jt. Ten
Fund                     3854 Sullivan
(Class H)                St. Louis, MO 63107

                         Gary L. Lange and Susan D. Lange          15.2
                         JTTEN
                         13 Muirfield CT North
                         St. Charles, MO 63309

Fund                     NAME AND ADDRESS                       PERCENT OWNED
------                   -----------------------                -------------

                         Andrew Diederich and Doris                5.9
                         Diederich
                         1003 Lindenman
                         Des Peres, MO 63131

                         Marcella L. Haugh Caring Tr Dtd           14.8
                         8/12/91
                         40 Plaza Square
                         Apt. 202
                         St. Louis, MO 63101

                         Emil Hunter and Mary J. Hunter            7.5
                         428 W. Jefferson
                         Kirkwood, MO 63122

                         Gwendolyn Haynes                          5.1
                         2757 Geyer
                         St. Louis, MO

Sansom Street Money      Wasner & Co.                              20.1
Market Fund              FAO Paine Webber and Managed
(Class I)                Assets Sundry Holdings
                         Attn: Joe Domizio
                         200 Stevens Drive
                         Lester, PA  19113

                         Saxon and Co.                             73.3
                         FBO Paine Webber
                         P.O. Box 7780 1888
                         Philadelphia, PA 19182

                         Robertson Stephens & Co.                   6.5
                         FBO Exclusive Benefit Investors
                         c/o Eric Moore
                         555 California Street/No. 2600
                         San Francisco, CA 94101

Bradford Municipal       J.C. Bradford & Co.                       100
Money (Class R)          330 Commerce Street
                         Nashville, TN 37201

Bradford Government       J.C. Bradford & Co.                      100
Obligations Money        330 Commerce Street
(Class S)                Nashville, TN 37201

BEA International        Blue Cross & Blue Shield of               5.1
Equity (Class T)         Massachusetts Inc.
                         Retirement Income Trust
                         100 Summmer Street
                         Boston, MA 02310

Fund                     NAME AND ADDRESS                       PERCENT OWNED
------                   -----------------------                -------------

                         Invest comm of HAFCO Hold Inc. MT         5.0
                         625 Madison Ave., 4TH Flr
                         New York, NY 10022

BEA High Yield Fund      Temple Inland Master Retirement           10.2
(Class U)                Trust
                         303 South Temple Drive
                         Diboll, TX 75941

                         Guenter Full Trst Michelin North          16.7
                         America Inc.
                         Master Trust
                         P. O. Box 19001
                         Greenville, SC 29602-9001

                         Flour Corporation Master                  9.4
                         Retirement Trust
                         2383 Michelson Drive
                         Irvine, CA 92730

                         C S First Boston Pension Fund             10.0
                         Park Avenue Plaza, 34th Floor
                         55 E. 52nd Street
                         New York, NY 10055
                         Attn: Steve Medici

                         SC Johnson & Son, Inc. Retirement         13.5
                         Plan
                         1525 Howe Street
                         Racine, WI 53403

                         GCIU Employer                             6.3
                         Retirement Fund
                         8650 Flair Dr.
                         E Monte, CA 96731-3011

BEA Emerging Markets     Wachovia Bank North Carolina              13.9
Equity Fund              Trust for Carolina Power & Light
(Class V)                Co. Supplemental Retirement Trust
301 N. Main Street       Winston-Salem, NC  27101

                         Wachovia Bank North Carolina NA           5.4
                         And for Fleming Companies Inc.
                         TRST Master Pension Trust
                         307 North Main 3099 St.
                         Winston-Salem, NC 27150

                         Hall Family Foundation                    30.5
                         P.O. Box 419580
                         Kansas City, MO 64208

Fund                     NAME AND ADDRESS                       PERCENT OWNED
------                   -----------------------                -------------

                         Arkansas Public Employees                 10.8
                         Retirement System
                         124 W. Capitol Avenue
                         Little Rock, AR 72201

                         Northern Trust                            12.9
                         Trustee for Pillsbury
                         P.O. Box 92956
                         Chicago, IL 60675

                         Amherst H. Wilder Foundation              5.9
                         919 Lafond Avenue
                         St. Paul, MN 55104

BEA US Core Equity       Bank of New York                          45.3
Fund                     Trust APU Buckeye Pipeline
(Class X)                One Wall Street
                         New York, NY 10286

                         Werner & Pfleiderer Pension               7.5
                         Plan Employees
                         663 E. Crescent Avenue
                         Ramsey, NJ 07446

                         Washington Hebrew Congregation            11.1
                         3935 Macomb St. NW
                         Washington, DC 20016

                         Shamut Bank                               6.3
                         TRST Hospital St. Raphael
                         Malpractice TR
                         Attn. DCRF Actions
                         P.O. Box 92800
                         Rochester, NY 14692-9000

BEA US Core Fixed        New England UFCW & Employers'             24.5
Income Fund              Pension Fund Board of Trustees
(Class Y)                161 Forbes Road, Suite 201
                         Braintree, MA  02184

                         W.M. Burke Rehabilitation Hospice Inc.    5.4
                         Burke Employees Pension Plan
                         795 Mamoroneck Ave.
                         White Plains, NY 10605

                         Patterson & Co.                           8.9
                         P.O. Box 7829
                         Philadelphia, PA 19102

Fund                     NAME AND ADDRESS                       PERCENT OWNED
------                   -----------------------                -------------

                         MAC & Co                                  6.9
                         FAO 176-655
                         ROBF1766552
                         Mutual Funds Operations
                         P. O. Box 3198
                         Pittsburgh, PA 15230-3198

                         Bank of New York                          9.6
                         Trst Fenway Partners Master Trust
                         One Wall Street, 12th floor
                         New York, NY 10286

                         Citibank NA                               12.8
                         Trst CS First Boston Corp Emp S/P
                         Attn: Sheila Adams
                         111 Wall Street, 20th floor Z 1
                         New York, NY 10043

BEA Global Fixed Income  Sunkist Master Trust                      36.0
Fund (Class Z)           14130 Riverside Drive
                         Sherman Oaks, CA  91423

                         Patterson & Co.                           25.7
                         P. O. Box 7829
                         Philadelphia, PA 19101

                         Key Trust Co. of Ohio                     20.8
                         FBO Eastern Enterp. Collective
                         Inv. Trust
                         P.O. Box 901536
                         Cleveland, OH 44202-1559

                         Mary E. Morten                            6.2
                         C/O Credit Suisse New York
                         12 E. 49th Street, 40th Floor
                         New York, NY 10017
                         Attn: Fund Management

BEA Municipal Bond Fund  William A. Marquard                       37.4
(Class AA)               2199 Maysville Rd.
                         Carlisle, KY 40311

                         Arnold Leon                               12.5
                         c/o Fiduciary Trust Company
                         P.O. Box 3199
                         Church Street Station
                         New York, NY 10008

                         Irwin Bard                                6.2
                         1750 North East 183rd St. North
                         Miami Beach, FL 33160

Fund                      NAME AND ADDRESS                      PERCENT OWNED
------                   -----------------------                -------------

                         Matthew M. Sloves and Diane               5.7
                         Decker Sloves
                         Tenants in Common
                         1304 Stagecoach Road, S.E.
                         Albuquerque, NM 87123

n/i Micro Cap Fund       Charles Schwab & Co. Inc.                 12.8
(Class FF)               Special Custody Account for the
                         Exclusive Benefit of Customers
                         Attn: Mutual Funds
                         101 Montgomery Street
                         San Francisco, CA 94101

                         Chase Manhattan Bank                      30.5
                         Trst Collins Group Trust
                         940 Newport Center Drive
                         Newport Beach, CA 92660

                         Currie & Co.                              6.4
                         c/o Fiduciary Trust Co. Intl
                         P. O. Box 3199
                         Church Street Station
                         New York, NY 10008

                         Bruce Feizer                              5.3
                         TRST J&F Memorial Ranch Account
                         P.O. BOX 117
                         Vicksburg, MI 49097

n/i Growth Fund          Charles Schwab & Co. Inc.                 22.7
(Class GG)               Special Custody Account for the
                         Exclusive Benefit of Customers
                         Attn: Mutual Funds
                         101 Montgomery Street
                         San Francisco, CA 94101

                         U S Equity Investment Fund LP             22.7
                         c/o Asset Management Advisors Inc.
                         1001 N. US Hwy
                         Suite 800
                         Jupiter, FL 33447

                         Bank of New York                          10.2
                         Trst Sunkist Growers Inc.
                         14130 Riverside Drive
                         Sherman Oaks, CA 91423-2392

Fund                     NAME AND ADDRESS                       PERCENT OWNED
------                   -----------------------                -------------

n/i Growth and Value     Charles Schwab & Co. Inc.                 31.6
Fund (Class HH)          Special Custody Account for the
                         Exclusive Benefit of Customers
                         Attn: Mutual Funds
                         101 Montgomery Street
                         San Francisco, CA 94104

Janney Montgomery Scott  Janney Montgomery Scott                   100
Money Market Fund        1801 Market Street
(Class Janney Money      Philadelphia, PA 19103-1675
Market)

Janney Montgomery Scott  Janney Montgomery Scott                   100
Municipal Money Market   1801 Market Street
Fund (Class Janney       Philadelphia, PA 19103-1675
Municipal Money Market)

Janney Montgomery Scott  Janney Montgomery Scott                   100
Government Obligations   1801 Market Street
Money Market Fund        Philadelphia, PA 19103-1675
(Class Janney Government
Obligations Money)

Janney Montgomery Scott  Janney Montgomery Scott                   100
New York Municipal       1801 Market Street
Money Market Fund        Philadelphia, PA 19103-1675
(Class Janney N.Y.
Municipal Money)

     As of the above date, directors and officers as a group owned less than one percent of the shares of the Company.

     LITIGATION. There is currently no material litigation affecting RBB.

     FINANCIAL STATEMENTS. No financial statements are supplied for the Investor classes of the Funds because, as of the date of the Prospectus and this Statement of Additional Information, the Investor classes of the Fund's had no operating history. Financial Statements are provided for the Institutional classes of the Funds representing interest in the BEA International Equity, BEA Emerging Markets Equity and the BEA High Yield Funds.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA International Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COMMON AND CONVERTIBLE STOCKS, WARRANTS AND RIGHTS -- 96.4%
ARGENTINA -- 0.2%
  Sodigas del Sur S.A.+......................      403,923  $    745,416
  Sodigas Pampeana S.A.+.....................      558,962       844,809
                                                            ------------
                                                               1,590,225
                                                            ------------
AUSTRALIA -- 2.0%
  Broken Hill Corp. Ltd......................      240,546     3,273,168
  CRA Ltd....................................      224,900     3,415,701
  News Corp. Ltd. ADR........................       94,000     1,997,500
  News Corp. Ltd. Pfd. ADR...................       46,900       832,475
  WMC Ltd....................................      564,500     3,925,398
                                                            ------------
                                                              13,444,242
                                                            ------------
BRAZIL -- 2.7%
  Banco Bradesco S.A. PN.....................  556,077,084     4,705,099
  Centrais Eletricas Brasileiras S.A. ON.....       63,836        16,957
  Cia. Cervejaria Brahma PN Warrants Expire
    9/30/96**................................      369,916       134,660
  Cia. Tecidos Norte de Minas Gerais PN......    9,556,000     3,243,813
  Cia. Vale do Rio Doce ADR..................      196,900     3,825,570
  Lojas Americanas S.A. PN...................   56,034,786       970,299
  Telecomunicacoes de Sao Paulo S.A. PN......   28,410,000     5,450,561
                                                            ------------
                                                              18,346,959
                                                            ------------
CANADA -- 0.6%
  Magna International, Inc. Class A..........       85,600     4,130,200
                                                            ------------
DENMARK -- 0.3%
  Unidanmark A/S 144A........................       52,990     2,343,788
                                                            ------------
FINLAND -- 1.3%
  Nokia Corp. ADR............................       24,000     1,014,000
  Nokia Corp. Class A........................      102,196     4,344,582
  UPM-Kymmene Corp...........................      139,020     3,178,986
                                                            ------------
                                                               8,537,568
                                                            ------------
FRANCE -- 7.6%
  Accor......................................       24,025     2,908,814
  AXA S.A....................................       56,764     3,186,318
  Bertrand Faure.............................      118,121     3,884,485
  BIC S.A....................................       35,620     5,199,127
  Carrefour Super Marche.....................       14,214     7,184,204
  Christian Dior S.A.........................       32,971     3,972,911
  Compagnie Generale Des Eaux................       39,100     3,771,764

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
FRANCE -- (CONTINUED)
  Compagnie Generale Des Eaux Certificates...        1,002  $     96,657
  Credit Local de France.....................       52,111     4,291,978
  G.T.M. Entrepose S.A.......................       67,182     4,040,474
  G.T.M. Entrepose S.A. Certificates.........        1,912       114,992
  Groupe Danone..............................        6,733       929,561
  L'Air Liquide..............................        8,300     1,413,115
  Legrand....................................        9,764     1,459,875
  Michelin Class B...........................       36,558     1,708,399
  Technip S.A................................       49,209     4,461,175
  Valeo S.A..................................       67,691     3,409,284
                                                            ------------
                                                              52,033,133
                                                            ------------
GERMANY -- 5.4%
  Adidas AG..................................       63,800     5,498,513
  Commerzbank AG.............................        7,950     1,832,466
  Degussa CN.................................        9,950     3,485,930
  Deutsche Bank AG...........................       68,890     3,412,369
  GEA AG Non Voting Pfd......................       10,346     3,356,820
  Hoechst AG.................................      172,450     6,026,541
  Man AG.....................................       12,260     3,082,817
  RWE AG.....................................       55,700     2,028,227
  SAP AG.....................................        5,450       905,509
  SAP AG 144A ADR............................       61,500     3,361,959
  Volkswagen AG..............................       10,821     4,015,634
                                                            ------------
                                                              37,006,785
                                                            ------------
HONG KONG -- 4.5%
  Cheung Kong Holdings Ltd...................      757,500     5,315,188
  Citic Pacific Ltd..........................    1,143,900     5,030,408
  Hong Kong and China Gas....................    2,409,000     3,894,781
  HSBC Holdings PLC..........................      409,408     7,069,381
  New World Development Company..............      858,000     4,161,547
  Sun Hung Kai Properties Ltd................      505,300     4,934,379
                                                            ------------
                                                              30,405,684
                                                            ------------
INDIA -- 0.7%
  India Liberalisation Fund Class A 144A
    **/****..................................      276,532     1,960,612
  Indian Opportunity Fund Ltd. **............      320,156     2,958,241
                                                            ------------
                                                               4,918,853
                                                            ------------
INDONESIA -- 1.1%
  PT Astra International***..................    2,320,100     3,022,125
  PT Telekomunikasi***.......................    2,177,500     3,068,866
  PT Telekomunikasi Indonesia ADR............       41,900     1,167,963
                                                            ------------
                                                               7,258,954
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
ISRAEL -- 1.0%
  Geotek Communications, Inc. Series M
    Cumulative Convertible Pfd.+.............          600  $  6,476,842
                                                            ------------
ITALY -- 2.7%
  Banca Fideuram S.p.A.......................    1,351,600     2,989,236
  Edison S.p.A...............................      460,000     2,485,499
  Istituto Mobiliare Italiano S.p.A..........      746,500     5,882,234
  Telecom Italia Mobile S.p.A**..............    1,014,784     2,089,775
  Telecom Italia Mobile Non-Convertible
    Savings Shares**.........................    1,347,050     1,641,221
  Telecom Italia Non-Convertible Savings
    Shares...................................    1,347,050     2,163,022
  Telecom Italia S.p.A.......................      724,984     1,423,373
                                                            ------------
                                                              18,674,360
                                                            ------------
JAPAN -- 22.2%
  Aida Engineering Ltd.......................       78,000       580,278
  Aoki International Company Ltd.............       58,000     1,121,444
  Aoyama Trading Company.....................       79,000     2,087,561
  Bank of Tokyo - Mitsubshi..................      137,000     2,787,681
  Chudenko Corp..............................       15,000       480,619
  Chugai Pharmaceutical Company Ltd..........      173,000     1,537,105
  Chugoku Bank, Ltd..........................       98,000     1,570,021
  Dai-Ichi Kangyo Bank Ltd...................      244,000     4,043,827
  Daiichi Pharmaceutical Company Ltd.........      203,000     3,102,661
  Daiwa House................................      247,000     3,524,998
  Daiwa Securities Company Ltd...............      107,000     1,211,767
  Danto Corp.................................       47,000       532,271
  Fuji Photo Film Company Ltd................      163,000     4,907,559
  Fujitsu Limited............................      309,000     2,785,296
  Higo Bank..................................      203,000     1,463,484
  Hitachi Cable..............................      153,000     1,119,925
  Hitachi Ltd................................      529,000     4,860,897
  Hitachi Metals Ltd.........................       93,000       856,275
  Hokuetsu Paper Mills.......................      189,000     1,444,342
  House Food Indl............................       92,000     1,677,194
  Industrial Bank of Japan Ltd...............      181,900     3,868,787
  Industrial Bank of Japan Ltd. Rights.......       14,552       150,062
  Kikkoman...................................      160,000     1,168,217
  Kinden Corp................................       83,000     1,268,576
  Kirin Brewery Company Ltd..................      127,000     1,309,640
  Kyocera Corp...............................       25,000     1,698,739
  Kyudenko Company Ltd.......................       53,000       678,298
  Kyushu Electric Power......................      171,000     3,668,447
  Makita Electric Works......................       85,000     1,220,882
  Maruichi Steel Tube........................       48,000       817,604
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
JAPAN -- (CONTINUED)
  Matsushita Electric Works..................      127,000  $  1,262,867
  Mitsubishi ElectricCorp....................      463,000     2,971,283
  Mitsubishi Estate Company Ltd..............      188,000     2,302,182
  Mitsubishi Gas and Chemical Company........      286,000     1,179,707
  Mitsubishi Steel Manufacturing **..........      257,500     1,299,236
  Mitsubishi Trust and Banking Corp..........      101,000     1,515,790
  Mitsui Petrochemical.......................      318,000     2,143,228
  Murata Manufacturing Company Ltd...........       50,000     1,767,793
  NEC Corp...................................      365,000     3,898,352
  Nichicon...................................      212,000     2,908,388
  Nippon Chemi-Con Corp......................      123,000       765,565
  Nippon Meat Packers........................      153,000     2,127,152
  Nippon Oil Company.........................      504,000     3,085,904
  Nippon Paper Industries Co.................      463,000     2,770,923
  Nisshin Steel Company Ltd..................      504,000     1,832,980
  Nomura Securities Company Ltd..............      188,000     3,271,522
  Ricoh Company Ltd..........................      160,000     1,561,550
  Rinnai.....................................       57,000     1,291,041
  Sakura Bank Ltd............................      289,000     2,740,724
  Sanwa Bank.................................      214,000     3,783,077
  Seino Transportation Company Ltd...........      198,000     2,916,858
  Sekisui Chemical Co........................      250,000     2,716,140
  Sekisui House Ltd..........................      463,000     4,902,403
  Shimachu...................................       26,000       742,105
  Shimano Inc................................       76,000     1,406,500
  Shin-Etsu Chemical Co......................      171,000     3,022,926
  Shionogi & Company Ltd.....................      193,000     1,508,673
  Shiseido Company Ltd.......................      238,000     2,892,551
  Sumitomo Bank Ltd..........................      102,000     1,868,889
  SXL Corp...................................      132,000     1,227,511
  Takara Standard............................       63,000       649,664
  Tohoku Electric Power Company..............      169,000     3,641,101
  Tokai Bank Ltd.............................      163,000     1,936,010
  Tokio Marine and Fire Insurance Company....      206,000     2,351,901
  Tokyo Style Corp. Ltd......................       81,000     1,297,671
  Toppan Printing............................      341,000     4,301,353
  Toshiba Corp...............................      526,000     3,399,797
  UNY Company Ltd............................       95,000     1,670,656
  Yakult Honsha..............................       22,000     1,595,065
  Yamaguchi Bank.............................      102,000     1,549,581
  Yamanouchi Pharmaceutical..................      142,000     2,928,644
  Yokogawa Bridge Corp.......................       51,000       638,615
                                                            ------------
                                                             151,188,335
                                                            ------------
MALAYSIA -- 2.3%
  Diversified Resources Berhad...............    1,568,700     5,129,350



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MALAYSIA -- (CONTINUED)
  Malayan Banking Berhad.....................      560,300  $  5,327,627
  Petronas Gas Berhad International..........      955,000     3,984,754
  YTL Corp. Berhad...........................      287,300     1,417,769
                                                            ------------
                                                              15,859,500
                                                            ------------
MEXICO -- 2.7%
  Cementos Mexicanos CPO, S.A................    1,134,500     4,147,232
  Corparacion GEO S.A. de C.V. Class B **....      691,600     3,486,522
  Corporacion Industrial SanLuis S.A. de C.V.
    CPO......................................      601,894     3,570,457
  Grupo Elektra S.A. de C.V. CPO.............      282,600     2,006,451
  Grupo Modelo S.A. de C.V. Class C..........      484,200     2,236,490
  Kimberly Clark de Mexico S.A. de C.V. Class
    A........................................      160,600     2,950,250
  Telefonos de Mexico S.A. de C.V.
    Unsponsored ADR..........................        4,400         6,875
                                                            ------------
                                                              18,404,277
                                                            ------------
NETHERLANDS -- 3.3%
  Akzo Nobel.................................       36,200     4,209,658
  Heineken N.V...............................       15,200     3,383,072
  Internationale Nederlanden Groep N.V.......      115,100     3,587,334
  Nutricia Verenigde Bedrijven N.V...........       26,100     3,493,007
  VNU Verenigd Bezit.........................       15,000       262,659
  Wolters Kluwer.............................       60,400     7,591,878
                                                            ------------
                                                              22,527,608
                                                            ------------
PHILIPPINES -- 1.0%
  Ayala Corp. Class B........................    2,940,600     3,428,452
  Philippine Long Distance Telephone Company
    ADR......................................       53,050     3,176,369
                                                            ------------
                                                               6,604,821
                                                            ------------
PORTUGAL -- 0.6%
  Portugal Telecom S.A. ADR **...............       52,380     1,394,617
  Portugal Telecom S.A. Register.............      103,000     2,755,946
                                                            ------------
                                                               4,150,563
                                                            ------------
PUERTO RICO -- 0.5%
  Cellular Communications of Puerto Rico,
    Inc. ADR **..............................      130,900     3,501,575
                                                            ------------
RUSSIA -- 0.2%
  PLD Telekom, Inc...........................      192,900     1,470,862
                                                            ------------
SINGAPORE -- 2.2%
  DBS Land Ltd...............................      470,600     1,565,878
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
SINGAPORE -- (CONTINUED)
  Overseas-Chinese Banking Corp. Ltd.***.....      458,770  $  5,512,416
  Singapore Press Holdings***................      168,400     2,921,408
  United Overseas Bank Ltd.***...............      488,980     4,693,374
                                                            ------------
                                                              14,693,076
                                                            ------------
SOUTH AFRICA -- 2.2%
  Amalgamated Banks of South Africa Ltd......      602,443     2,779,886
  Anglo American Industrial Corp. Ltd........       80,658     2,984,670
  Gencor Ltd.................................      910,500     3,206,844
  South African Breweries Ltd................      194,412     5,157,162
  South African Breweries Ltd. ADR...........       22,813       604,955
                                                            ------------
                                                              14,733,517
                                                            ------------
SOUTH KOREA -- 1.5%
  Korea Fund, Inc............................      551,525    10,547,916
                                                            ------------
SPAIN -- 2.3%
  Banco Intercontinental Espanol.............       34,400     3,892,212
  Banco Popular..............................       20,000     3,470,334
  Repsol S.A. ADR............................      122,500     3,996,562
  Telefonica de Espana ADR...................       81,700     4,524,137
                                                            ------------
                                                              15,883,245
                                                            ------------
SWEDEN -- 4.8%
  Astra AB Fria Class A......................      168,920     7,145,192
  Autoliv AB.................................      140,800     4,647,602
  Ericsson Telephone Company ADR Class B.....      249,460     5,753,171
  Hennes & Mauritz Fria Class B..............       70,004     7,275,890
  Mo Och Domsjo AB - B Shares................      138,200     3,998,081
  Stora Kopparbergs Bergslags Aktiebolag A
    Shares...................................      255,800     3,593,836
                                                            ------------
                                                              32,413,772
                                                            ------------
SWITZERLAND -- 5.1%
  ABB AG.....................................        5,006     6,171,952
  Ciba Geigy AG Registered...................        4,484     5,662,938
  Holderbank Financiere Glaris AG Class B....        5,507     4,214,260
  Roche Holding AG...........................          665     5,069,544
  Sandoz AG Registered.......................        3,250     3,868,790
  Schweiz Bankgesellschaft B.................        3,627     3,522,387
  Swiss Reinsurance Company Registered.......        6,010     6,497,974
                                                            ------------
                                                              35,007,845
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
THAILAND*** -- 2.3%
  Advanced Information Services Public
    Company Ltd..............................      214,900  $  2,844,891
  Krung Thai Bank Public Company Ltd.........      840,570     3,631,476
  Phatra Thanakit Public Company Ltd.........      325,000     1,932,224
  Siam Cement Company Ltd....................       80,500     3,101,308
  Thai Farmers Bank Public Company Ltd.......      405,300     4,305,208
  Thai Farmers Bank Public Company Ltd.
    Warrants Expire 09/15/2002...............       50,663       136,546
                                                            ------------
                                                              15,951,653
                                                            ------------
UNITED KINGDOM -- 13.1%
  Berkeley Group PLC.........................       20,400       185,199
  British Petroleum PLC......................      463,446     4,489,515
  British Sky Broadcasting Group PLC ADR**...       95,590     5,126,014
  Burton Group PLC...........................      952,800     2,268,455
  Dixons Group PLC...........................      294,921     2,490,930
  EMI Group PLC..............................      301,000     6,771,564
  Flextech PLC **............................      162,092     1,301,984
  General Cable PLC **.......................    1,198,400     3,330,277
  General Cable PLC ADR **...................      339,200     4,621,600
  International Cabletel, Inc. **............      182,842     4,433,918
  Land Securities PLC........................      364,000     3,872,806
  Rank Organisation PLC......................      116,100       812,024
  Reuters Holdings PLC Class B...............      249,520     2,906,048
  Reuters Holdings PLC ADR Class B...........       56,200     3,926,975
  Rolls Royce PLC............................    2,083,300     7,220,434
  Scottish & Newcastle PLC...................      514,100     5,437,703
  Standard Chartered Bank PLC................      941,459    10,435,618
  Unilever PLC...............................      104,800     2,077,077
  United News & Media PLC....................      275,000     3,076,149
  WPP Group PLC..............................    2,824,051    10,162,534
  Zeneca Group PLC...........................      180,900     4,321,043
                                                            ------------
                                                              89,267,867
                                                            ------------
    TOTAL COMMON AND CONVERTIBLE STOCKS,
     WARRANTS AND RIGHTS (Cost
     $610,436,063)...........................                657,374,025
                                                            ------------
                                                   PAR
                                                  (000)
                                               -----------
FOREIGN BONDS**** -- 0.4%
SOUTH AFRICA -- 0.4%
  Sappi BVI Finance Ltd. Convertible 144A
    7.500% 08/01/2002........................  $     3,240     2,948,400
                                                            ------------
    TOTAL FOREIGN BONDS
     (Cost $3,240,000).......................                  2,948,400
                                                            ------------
SHORT-TERM INVESTMENT -- 2.7%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................       18,530    18,530,000
                                                            ------------
    TOTAL SHORT-TERM INVESTMENT
     (Cost $18,530,000)......................                 18,530,000
                                                            ------------
                                                               VALUE
                                                            ------------
  TOTAL INVESTMENTS AT VALUE -- 99.5%
    (Cost $632,206,063)...................................  $678,852,425
  OTHER ASSETS IN EXCESS
    OF LIABILITIES -- 0.5%................................     3,418,376
                                                            ------------
  NET ASSETS (Applicable to
    35,142,215 BEA Shares) -- 100.0%......................  $682,270,801
                                                            ------------
                                                            ------------
  NET ASSET VALUE AND OFFERING
    PRICE PER SHARE
    ($682,270,801  DIVIDED BY 35,142,215).................        $19.41
                                                            ------------
                                                            ------------
  REDEMPTION PRICE PER SHARE
    ($19.41 X .9900)......................................        $19.22
                                                            ------------
                                                            ------------


  * Cost for Federal income tax purposes at August 31, 1996 is $632,398,515. The gross appreciation (depreciation) on a tax basis is as follows:

  Gross Appreciation..........  $    81,589,602
  Gross Depreciation..........      (35,135,692)
                                ---------------
  Net Appreciation............  $    46,453,910
                                ---------------
                                ---------------

  ** Non-income producing securities.
 *** Denotes foreign shares.
**** Certain conditions for public sales may exist.
   + Not readily marketable securities.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                            INVESTMENT ABBREVIATIONS


ADR...........................  American Depository Receipts


AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                               PER
                                   AMOUNT     SHARE
                                ------------  ------
Capital Paid-In...............  $655,735,487  $18.66
Accumulated Net Investment
 Income.......................     4,139,511     .12
Accumulated Net Realized Loss
 on Security and Foreign
 Exchange Transactions........   (24,260,422)   (.69)
Net Unrealized Appreciation on
 Investments and Other........    46,656,225    1.32
----------------------------------------------------
NET ASSETS....................  $682,270,801  $19.41
----------------------------------------------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA Emerging Markets Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COMMON AND CONVERTIBLE STOCKS, WARRANTS AND RIGHTS -- 95.6%
BRAZIL -- 15.7%
  Banco Bradesco S.A. PN.....................  321,471,549  $  2,720,047
  Centrais Eletricas de Santa Catarin PN
    Class B..................................      842,000       745,573
  Cia. Energetica de Minas Gerais 144A
    ADS****..................................          183         5,509
  Cia. Energetica de Minas Gerais ADR........       23,673       712,628
  Cia. Energetica de Minas Gerais PN.........   18,320,000       551,547
  Cia. Paulista de Forca e Luz ON**..........   14,527,220     1,307,793
  Cia. Tecidos Norte de Minas Gerais PN......    2,862,000       971,514
  Lojas Americanas S.A. PN...................   10,047,000       173,974
  Multibras Eletrodo S.A. PN.................      770,000     1,136,364
  Refrigeracao Parana S.A. PN................  573,223,000     1,483,251
  Santista Alimentos S.A.**..................      722,500     1,329,275
  Telecomunicacoes de Minas Gerais PN Class
    B........................................   22,548,000     2,562,273
  Telecomunicacoes de Minas Gerais S.A. ON...      280,905        25,150
  Telecomunicacoes de Sao Paulo S.A. PN......    3,430,928       658,236
  Telecomunicacoes do Parna S.A. PN..........    1,565,000       751,397
  Telecomunicacoes do Rio de Janeiro S.A.
    ON.......................................    2,260,000       240,142
  Telecomunicacoes do Rio de Janeiro S.A.
    PN.......................................   19,756,000     2,118,658
  Usinas Siderurgica de Minas Gerais S.A.
    PN.......................................  554,102,395       577,871
                                                            ------------
                                                              18,071,202
                                                            ------------
CHILE -- 2.8%
  Chilectra S.A. 144A ADR****................       14,849       804,549
  Enersis S.A. ADR...........................       19,400       603,825
  Madeco S.A. Sponsored ADR..................       49,600     1,171,800
  Maderas y Sinteticos ADR...................       46,500       656,813
                                                            ------------
                                                               3,236,987
                                                            ------------
COLOMBIA -- 2.0%
  Banco Ganadero S.A. PFD ADR 8.75%..........       19,100       386,775
  Banco Industrial Colombiano S.A. ADR.......       19,500       363,187

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COLOMBIA -- (CONTINUED)
  Carrulla & CIA 144A S.A. ADR****...........       45,400  $    244,252
  Cementos Diamante S.A. 144A ADS****........       42,300       444,150
  Cementos Paz del Rio 144A ADR****..........       34,200       410,400
  Gran Cadena Almacenes ADR..................       42,300       406,926
                                                            ------------
                                                               2,255,690
                                                            ------------
CROATIA -- 3.1%
  Pliva D.D. GDR 144A****....................       63,000     2,850,750
  Zagrebacka Banka GDR.......................       55,000       704,055
                                                            ------------
                                                               3,554,805
                                                            ------------
ECUADOR -- 0.5%
  Cemento Nacional Ecuador GDR...............        2,896       535,760
                                                            ------------
GHANA -- 2.6%
  Ashanti Goldfields Co. Ltd. Sponsored
    GDR......................................      159,500     2,970,687
                                                            ------------
HONG KONG -- 9.5%
  Cheung Kong Holdings Ltd...................      147,000     1,031,462
  Citic Pacific Ltd..........................      228,000     1,002,651
  Hang Seng Bank Ltd.........................       96,000       984,026
  Henderson Land Development Co. Ltd.........      130,000     1,017,267
  HKR International Ltd......................    1,153,600     1,454,776
  HSBC Holdings PLC..........................       60,000     1,036,021
  Hutchinson Whampoa Ltd.....................      175,000     1,059,303
  Sun Hung Kai Properties Ltd................       90,000       878,872
  Swire Pacific Ltd. Class A.................      106,500       947,019
  Wharf Holdings Ltd.........................      383,000     1,446,498
                                                            ------------
                                                              10,857,895
                                                            ------------
INDIA -- 3.2%
  Hindalco 144A GDR****......................       17,900       595,175
  India Fund Class B.........................      510,670       872,998
  Larsen & Toubro Ltd. GDR Reg. S New........       80,000     1,300,000
  Morgan Stanley India Investment Fund,
    Inc......................................      105,200       959,950
                                                            ------------
                                                               3,728,123
                                                            ------------
INDONESIA*** -- 4.2%
  Bank International Indonesia, PT...........      510,466     1,177,244
  Matahari Putra Prima, PT...................      385,250       505,934
  PT Astra International.....................      494,000       643,476
  PT Bank Dagang Nasional....................    1,071,000       754,709



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
INDONESIA*** -- (CONTINUED)
  PT Hanjaya Mandala Sampoerna...............       82,500  $    794,523
  PT Telekomunikasi..........................      637,000       897,758
                                                            ------------
                                                               4,773,644
                                                            ------------
ISRAEL -- 4.9%
  ECI Telecom Ltd............................       64,140     1,322,887
  Elscint Ltd. ADR...........................       15,050       137,331
  Geotek Communications, Inc.**..............      167,400     1,527,525
  Koor Industries Ltd. ADR**.................       67,300     1,160,925
  Tecnomatix Technologies**..................       38,200       759,225
  Teva Pharmaceutical Industries Ltd. ADR....       19,130       697,049
                                                            ------------
                                                               5,604,942
                                                            ------------
MALAYSIA -- 7.9%
  Diversified Resources Berhad...............      210,000       686,660
  Malayan Banking Berhad.....................      296,500     2,819,278
  Malaysian Resources Corp. Berhad...........      414,000     1,312,177
  New Straits Times Press Berhad.............      244,000     1,370,512
  Renong Berhad Holding Company..............      515,000       752,096
  Time Engineering...........................      391,000       831,414
  Time Engineering New Class A...............      195,500       415,707
  United Engineers Malaysia Ltd..............      128,000       908,967
                                                            ------------
                                                               9,096,811
                                                            ------------
MEXICO -- 9.9%
  Apasco S.A. de C.V.........................      170,240     1,145,792
  Cementos Mexicanos S.A. de C.V. Class B....      395,000     1,636,820
  Corporacion GEO S.A. de C.V. 144A ADR Class
    B**/****.................................       38,100       767,334
  Corporacion GEO S.A. de C.V. Class B**.....      140,780       709,706
  Corporacion Industrial SanLuis S.A. de C.V.
    CPO......................................      414,574     2,459,268
  Grupo Elektra S.A. de C.V. CPO.............      228,000     1,618,792
  Grupo Financiero Banamex Accival S.A. de
    C.V. Class B.............................      508,900     1,079,922
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MEXICO -- (CONTINUED)
  Grupo Modelo S.A. de C.V. Class C..........      295,000  $  1,362,587
  Kimberly Clark de Mexico S.A. de C.V. Class
    A........................................       30,770       565,250
                                                            ------------
                                                              11,345,471
                                                            ------------
PERU -- 1.7%
  Backus y Johnson...........................      476,231       476,231
  Banco Wiese ADR............................       54,900       384,300
  Credicorp Ltd. ADR.........................       27,800       542,100
  Southern Peru Copper Corp. ADR.............       32,800       500,200
                                                            ------------
                                                               1,902,831
                                                            ------------
PHILIPPINES -- 1.8%
  Ayala Corp. Class B........................      908,400     1,059,105
  Philippine National Bank...................       59,000       986,716
                                                            ------------
                                                               2,045,821
                                                            ------------
PORTUGAL -- 3.0%
  Banco Comercial Portugues PFD Series A.....       22,000     1,094,500
  Portugal Telecom S.A. ADR**................       17,300       460,613
  Portugal Telecom S.A. Register**...........       27,000       722,432
  Sonae Industria e Investimentos S.A........       42,050     1,211,328
                                                            ------------
                                                               3,488,873
                                                            ------------
PUERTO RICO -- 0.7%
  Cellular Communications of Puerto Rico,
    Inc. ADR**...............................       30,700       821,225
                                                            ------------
RUSSIA -- 0.7%
  PLD Telekom, Inc.**........................      101,900       776,988
                                                            ------------
SINGAPORE -- 1.7%
  Overseas-Chinese Banking Corp. Ltd.***.....       55,000       660,860
  Straits Steamship Land Ltd.................      215,000       736,793
  United Overseas Bank Ltd.***...............       61,280       588,183
                                                            ------------
                                                               1,985,836
                                                            ------------
SOUTH AFRICA -- 7.8%
  Amalgamated Banks of South Africa Ltd......      114,959       530,462
  Anglo American Industrial Corp. Ltd........       49,916     1,847,092
  Barlow Ltd.................................       65,100       599,338



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
SOUTH AFRICA -- (CONTINUED)
  Gencor Ltd.................................      285,430  $  1,005,304
  Murray and Roberts Holdings................      283,608       979,921
  Nasionale Pers Beperk......................       55,987       586,578
  Nedcor Ltd. Warrants**.....................        7,300        12,775
  Pepkor Ltd.................................      381,000     1,528,756
  SA Iron & Steel Industrial Corp. Ltd.......    1,848,647     1,108,529
  Samancor Ltd...............................       58,500       746,573
                                                            ------------
                                                               8,945,328
                                                            ------------
SOUTH KOREA -- 4.5%
  Korea Asia Fund Ltd. IDR**.................       22,500       500,625
  Korea Electric Power ADR New**.............       58,000     1,232,500
  Korea Fund, Inc............................      176,350     3,372,694
                                                            ------------
                                                               5,105,819
                                                            ------------
THAILAND*** -- 7.4%
  Advanced Information Services Public
    Company Ltd..............................       53,700       710,892
  Bangkok Bank Ltd...........................      152,000     1,927,864
  Krung Thai Bank Public Company Ltd.........      349,980     1,512,002
  Phatra Thanakit Public Company Ltd.........      300,700     1,787,753
  PTT Exploration & Production Public Company
    Ltd......................................       50,600       693,920
  Siam Cement Company Ltd....................       19,800       762,806
  Thai Farmers Bank Public Company Ltd.......      100,000     1,062,227
  Thai Farmers Bank Public Company Ltd.
    Warrants Expire 09/15/2002...............       12,500        33,690
                                                            ------------
                                                               8,491,154
                                                            ------------
    TOTAL COMMON AND CONVERTIBLE STOCKS,
     WARRANTS AND RIGHTS (Cost
     $101,425,342)...........................                109,595,892
                                                            ------------
                                                   PAR
                                                  (000)
                                               -----------
FOREIGN BONDS**** -- 0.8%
COLOMBIA -- 0.8%
  Banco de Colombia Convertible 144A
    5.200% 02/01/1999........................  $     1,100       968,000
                                                            ------------
  TOTAL FOREIGN BONDS
   (Cost $1,218,096).........................                    968,000
                                                            ------------
                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
SHORT-TERM INVESTMENT -- 2.1%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $     2,388  $  2,388,000
                                                            ------------
    TOTAL SHORT-TERM INVESTMENT
     (Cost $2,388,000).......................                  2,388,000
                                                            ------------
  TOTAL INVESTMENTS AT VALUE -- 98.5% (Cost
    $105,031,438).........................................  $112,951,892
  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%...........
                                                               1,739,317
                                                            ------------
  NET ASSETS (Applicable to 6,300,570 BEA Shares) --
    100.0%................................................  $114,691,209
                                                            ------------
                                                            ------------
  NET ASSET VALUE AND OFFERING PRICE PER
    SHARE($114,691,209  DIVIDED BY 6,300,570).............        $18.20
                                                            ------------
                                                            ------------
  REDEMPTION PRICE PER SHARE
    ($18.20 X .9850)......................................        $17.93
                                                            ------------
                                                            ------------


   * Cost for Federal income tax purposes at August 31, 1996 is $105,388,350. The gross appreciation (depreciation) on a tax basis is as follows:


Gross Appreciation...........................  $  15,753,954
Gross Depreciation...........................     (8,190,412)
                                               -------------
Net Appreciation.............................  $   7,563,542
                                               -------------
                                               -------------


  ** Non-income producing securities.
 *** Denotes foreign shares.
**** Certain conditions for public sales may exist.

                            INVESTMENT ABBREVIATIONS

ADR...........................  American Depository Receipts
ADS...........................  American Depository Shares
GDR...........................  Global Depository Receipts

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $ 129,649,735  $   20.58
Accumulated Net Investment Loss....       (152,984)      (.02)
Accumulated Net Realized Loss on
 Security and Foreign Exchange
 Transactions......................    (22,726,257)     (3.61)
Net Unrealized Appreciation on
 Investments and Other.............      7,920,715       1.25
-------------------------------------------------------------
NET ASSETS                           $ 114,691,209  $   18.20
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. Core Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
COMMON AND CONVERTIBLE STOCKS -- 93.7%
AEROSPACE / DEFENSE -- 6.2%
  Coltec Industries, Inc.**..................        80,700    $   1,210,500
  Lockheed Martin Corp.......................        18,000        1,514,250
  Raytheon Company...........................        15,000          772,500
  Whittaker Corp.**..........................        10,000          140,000
                                                               -------------
                                                                   3,637,250
                                                               -------------
BROADCASTING -- 0.5%
  Providence Journal Company**...............        16,000          310,000
                                                               -------------
                                                                     310,000
                                                               -------------
BUSINESS SERVICES -- 5.0%
  Automatic Data
    Processing, Inc..........................        35,000        1,456,875
  DST Systems, Inc.**........................        28,000          861,000
  Equifax, Inc...............................        25,200          642,600
                                                               -------------
                                                                   2,960,475
                                                               -------------
CHEMICALS -- 2.1%
  Great Lakes Chemical Corp..................        12,000          690,000
  The Scotts Company Class A**...............        27,000          506,250
                                                               -------------
                                                                   1,196,250
                                                               -------------
CONGLOMERATES -- 5.4%
  Allied-Signal, Inc.........................         9,500          586,625
  General Electric Co........................        15,000        1,246,875
  Philip Morris Companies, Inc...............         7,550          677,612
  Whitman Corp...............................        30,000          671,250
                                                               -------------
                                                                   3,182,362
                                                               -------------
CONSTRUCTION & BUILDING MATERIALS -- 2.9%
  Fluor Corp.................................        10,000          640,000
  Masco Corp.................................        20,000          582,500
  USG Corporation**..........................        16,000          456,000
                                                               -------------
                                                                   1,678,500
                                                               -------------
CONSUMER PRODUCTS -- 4.1%
  Clorox Co..................................         7,000          655,375
  Colgate-Palmolive Co.......................         7,200          585,000
  Gillette Co................................        10,000          637,500
  Newell Co..................................        17,000          529,125
                                                               -------------
                                                                   2,407,000
                                                               -------------
ELECTRONICS -- 5.7%
  Berg Electronics Corp.**...................        30,000          727,500
  Electronic Data Systems Corp...............        11,000          599,500
  Emerson Electric Co........................        22,000        1,842,500
  Intel Corp.................................         2,500          199,531
                                                               -------------
                                                                   3,369,031
                                                               -------------
ENERGY -- 6.2%
  Exxon Corporation..........................        10,000          813,750
  McDermott International, Inc...............        60,000        1,245,000
  Mobil Corporation..........................         6,000          676,500

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
ENERGY -- (CONTINUED)
  Schlumberger, Ltd..........................        11,000    $     928,125
                                                               -------------
                                                                   3,663,375
                                                               -------------
ENTERTAINMENT -- 3.3%
  GTech Holdings Corporation**...............        70,000        1,942,500
                                                               -------------
FINANCIAL SERVICES -- 13.7%
  ACE Limited Ordinary Shares................        30,000        1,398,750
  Allstate Corp..............................        16,000          714,000
  Associates First Capital Corp..............        20,000          790,000
  Citicorp...................................         6,900          574,425
  EXEL Limited...............................        24,000          804,000
  Federal National Mortgage
    Association..............................        15,000          465,000
  H & R Block, Inc...........................        21,500          537,500
  J.P. Morgan & Co.,
    Incorporated.............................         9,000          788,625
  NationsBank Corporation....................        10,000          851,250
  Southern National Corporation..............        18,000          562,500
  State Street Boston Corporation............        11,400          617,025
                                                               -------------
                                                                   8,103,075
                                                               -------------
FOOD & BEVERAGE -- 3.8%
  Heinz H.J. Company.........................        55,000        1,732,500
  Nabisco Holdings Corporation Class A.......        16,000          538,000
                                                               -------------
                                                                   2,270,500
                                                               -------------
HEALTH CARE -- 5.9%
  Amgen, Inc.**..............................        10,200          594,150
  Boston Scientific Corporation**............        12,200          559,675
  Humana, Inc.**.............................        46,200          866,250
  McKesson Corporation.......................        35,000        1,491,875
                                                               -------------
                                                                   3,511,950
                                                               -------------
INDUSTRIAL GOODS & MATERIALS -- 4.5%
  Canadian Pacific Limited
    Ordinary Shares..........................        38,000          855,000
  Dover Corporation..........................        13,500          592,313
  Illinois Tool Works Inc....................         9,000          622,125
  Tyco International Ltd.....................        14,200          599,950
                                                               -------------
                                                                   2,669,388
                                                               -------------
MANUFACTURING -- 1.2%
  Eastman Kodak Company......................        10,000          725,000
                                                               -------------
PACKAGING -- 2.0%
  Owens-Illinois, Inc.**.....................        75,000        1,153,125
                                                               -------------
PAPER & FOREST PRODUCTS -- 1.6%
  Schweitzer-Mauduit
    International, Inc.......................        30,000          960,000
                                                               -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. CORE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
PHARMACEUTICALS -- 5.1%
  Barr Laboratories, Inc.**..................        27,000    $     695,250
  Pharmacia & Upjohn, Inc.**.................        20,000          840,000
  Smithkline Beecham Plc ADR.................        25,000        1,456,250
                                                               -------------
                                                                   2,991,500
                                                               -------------
PUBLISHING & INFORMATION SERVICES -- 3.2%
  Hollinger International, Inc...............        85,000          924,375
  Tribune Company............................        13,000          934,375
                                                               -------------
                                                                   1,858,750
                                                               -------------
REAL ESTATE -- 2.2%
  Starwood Lodging Trust.....................        17,000          646,000
  Trinet Corporate Realty Trust Inc..........        20,000          630,000
                                                               -------------
                                                                   1,276,000
                                                               -------------
RESTAURANTS HOTELS & GAMING -- 3.4%
  Marriott International, Inc................        20,000        1,097,500
  McDonald's Corporation.....................        20,000          927,500
                                                               -------------
                                                                   2,025,000
                                                               -------------
TELECOMMUNICATIONS -- 2.2%
  AT&T Corp..................................        12,600          661,500
  Frontier Corp..............................        22,000          649,000
                                                               -------------
                                                                   1,310,500
                                                               -------------
TRANSPORTATION -- 3.5%
  AMR Corporation**..........................         9,000          738,000
  Canadian National Railway
    Company..................................        35,000          669,375
  Continental Airlines, Inc.
    Class B**................................        30,000          678,750
                                                               -------------
                                                                   2,086,125
                                                               -------------
  TOTAL COMMON AND
    CONVERTIBLE STOCKS
    (Cost $51,562,892).......................                     55,287,656
                                                               -------------


                                                    PAR
                                                   (000)
                                               -------------
CORPORATE BONDS -- 1.5%
TRANSPORTATION -- 1.5%
  Santa Fe Pacific Pipeline Partners L.P.
    Conv. Debentures
    (Baa3, BB)
    11.000% 08/15/2010.......................  $         735         896,700
                                                               -------------
  TOTAL CORPORATE BONDS
    (Cost $952,300)..........................                        896,700
                                                               -------------

                                                    PAR
                                                   (000)           VALUE
                                               -------------   -------------
SHORT TERM INVESTMENT -- 4.7%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $       2,775   $   2,775,000
                                                               -------------
    TOTAL SHORT TERM
     INVESTMENT
     (Cost $2,775,000).......................                      2,775,000
                                                               -------------
  TOTAL INVESTMENTS AT VALUE -- 99.9%
    (Cost $55,290,192)......................................     $58,959,356
  OTHER ASSETS IN EXCESS OF
    LIABILITIES -- 0.1%.....................................          56,078
                                                               -------------
  NET ASSETS (Applicable to 3,098,175 BEA Shares) --
    100.0%..................................................     $59,015,434
                                                               -------------
                                                               -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
    SHARE ($59,015,434  DIVIDED BY 3,098,175)...............          $19.05
                                                               -------------
                                                               -------------



  * Cost for Federal income tax purposes at August 31, 1996 is $55,282,034. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $   4,785,484
Gross Depreciation...........................     (1,108,162)
                                               -------------
Net Appreciation.............................  $   3,677,322
                                               -------------
                                               -------------



 ** Non-income producing securities.


                            INVESTMENT ABBREVIATIONS

ADR...........................  American Depository Receipts

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  50,559,008  $   16.32
Accumulated Net Investment Income..        410,275        .13
Accumulated Net Realized Gain on
 Security Transactions.............      4,376,987       1.41
Net Unrealized Appreciation on
 Investments and Other.............      3,669,164       1.19
-------------------------------------------------------------
NET ASSETS                           $  59,015,434  $   19.05
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
CORPORATE BONDS -- 23.1%
BANKING -- 3.0%
  Citicorp Medium Term Notes (A2, A)
    6.750% 10/15/2007........................  $      555   $     517,538
  Credit Lyonnais Perpetual Sub Variable Rate
    Notes, Rule 144A (Baa2, NR)****/+/+++
    6.625%...................................         300         290,055
  First Nationwide (Parent) Holdings, Inc.
    Sr. Notes (B2, B)
    12.500% 04/15/2003.......................         435         451,313
  Hongkong & Shanghai Banking Corp Ltd.
    Perpetual Sub. FRN Series 1 (Baa1,
    NR)+/+++
    6.000%...................................         580         492,536
  Hongkong & Shanghai Banking Corp Ltd.
    Perpetual Sub. FRN Series 2 (Baa1,
    NR)+/+++
    5.813%...................................          60          50,619
  Midland Bank Plc Perpetual Sub. FRN Series
    2 (A1, A-)+/+++
    5.750%...................................         390         334,523
  National Westminster Bank PLC Perpetual
    Sub. FRN Series B (Aa3, A+)+/+++
    5.875%...................................         480         418,992
  Santander Financial Issuances Perpetual
    Sub. FRN
    (A2, NR) +/+++
    6.525%...................................         500         493,800
  Swiss Bank Corp. New York Subordinated
    Notes (Aa2, AA)
    6.750% 07/15/2005........................         580         554,625
                                                            -------------
                                                                3,604,001
                                                            -------------
CABLE -- 1.9%
  Adelphia Communications Corporation Senior
    Notes, Series B PIK Bonds (B3, B)
    9.500% 02/15/2004........................          15          12,209
  Falcon Holding Group L.P. Senior
    Subordinated Notes PIK Bonds (NR, NR)
    11.000% 09/15/2003.......................         877         818,180
  Kabelmedia Holding Gmbtt Yankee Senior
    Discount Notes (B3, B-)++
    13.625% 08/01/2006.......................         900         465,750

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
CABLE -- (CONTINUED)
  Summit Communications Group, Inc. Senior
    Subordinated Notes (Ba3, BB+)
    10.500% 04/15/2005.......................  $      865   $     939,606
                                                            -------------
                                                                2,235,745
                                                            -------------
CHEMICALS -- 0.9%
  Reliance Industries Ltd. 144A Yankee Notes
    (NR, NR)
    10.500% 08/06/2046.......................         780         770,250
  UCC Investors Holdings Inc. Subordinated
    Discount Notes (B3, B-)++
    12.000% 05/01/2005.......................         290         249,763
                                                            -------------
                                                                1,020,013
                                                            -------------
CONSTRUCTION & BUILDING MATERIALS -- 0.3%
  J.M. Peters Company, Inc., Senior Notes
    (B3, NR)
    12.750% 05/01/2002.......................         440         404,800
                                                            -------------
ENERGY -- 1.3%
  Gulf Canada Resources Ltd. Yankee Senior
    Notes (Ba2, BB+)
    8.350% 08/01/2006........................         800         777,000
  Gulf Canada Resources Yankee Subordinated
    Debentures (Ba3, BB-)
    9.625% 07/01/2005........................         240         246,600
  PDV America, Inc. Guaranteed Senior Notes
    (Baa3, B)
    7.875% 08/01/2003........................         505         481,644
                                                            -------------
                                                                1,505,244
                                                            -------------
ENTERTAINMENT -- 2.1%
  Six Flags Entertainment Notes (Baa3,
    BBB-)++
    5.293% 12/15/1999........................          15          11,831
  Time Warner, Inc. Debentures (Ba1, BBB-)
    6.850% 01/15/2026........................       2,570       2,451,138
                                                            -------------
                                                                2,462,969
                                                            -------------
ENVIRONMENTAL SERVICES -- 0.3%
  EnviroSource, Inc. Senior Notes (B3, B-)
    9.750% 06/15/2003........................         390         361,725
                                                            -------------
FINANCIAL SERVICES -- 5.6%
  AT&T Capital Corporation Medium Term Notes
    Series 3 (Baa3, A)
    6.030% 10/27/1997........................       1,500       1,491,375



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FINANCIAL SERVICES -- (CONTINUED)
  Fifth Mexican Acceptance Corp. Rule 144A
    Notes Tranche A (NR, NR)****/++++
    8.000% 12/15/1998........................  $      760   $     235,600
  Ford Holdings, Inc. Guaranteed Notes (A1,
    A+)
    9.250% 03/01/2000........................          10          10,638
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    7.250% 07/20/1998........................         125         126,250
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    7.375% 04/15/1999........................       1,120       1,134,000
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.625% 04/24/2000........................       1,290       1,273,875
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.900% 06/06/2000........................         140         139,300
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.900% 07/05/2000........................         165         163,969
  Gentra Inc. Subordinated Debentures (NR,
    NR)
    7.500% 12/31/2001........................         800         667,982
  L'Auxiliare du Credit Foncier de France
    Guaranteed FRN (Ba1, NR)
    5.332% 09/25/2002........................         420         403,116
  L'Auxiliare du Credit Foncier de France Sr.
    Unsubordinated Notes (Baa1, A)
    8.000% 01/14/2002........................         930         960,806
                                                            -------------
                                                                6,606,911
                                                            -------------
FOOD & BEVERAGE -- 0.3%
  Fresh del Monte Produce Senior Notes Series
    B (Caa, CCC+)
    10.000% 05/01/2003.......................         400         375,000
                                                            -------------
INDUSTRIAL GOODS & MATERIALS -- 0.9%
  Specialty Equipment Companies Inc. Senior
    Subordinated Note (B3, B-)
    11.375% 12/01/2003.......................         300         317,250
  Tenneco, Inc. Debentures (Baa2, BBB-)
    7.250% 12/15/2025........................         840         768,600
                                                            -------------
                                                                1,085,850
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
PACKAGING -- 0.4%
  Crown Packaging 144A Units (NR, NR)++
    14.000% 08/01/2006.......................  $      350   $     136,500
  Gaylord Container Corp. Senior Subordinated
    Debentures (Caa, B-)
    12.750% 05/15/2005.......................         300         321,750
  Stone Container Corp. First Mortgage Notes
    (B1, BB-)
    10.750% 10/01/2002.......................          20          20,650
                                                            -------------
                                                                  478,900
                                                            -------------
PAPER & FOREST PRODUCTS -- 0.7%
  P.T. Indah Kiat Pulp & Paper Corp.
    Guaranteed Notes, Series B (Ba2, BB)
    11.875% 06/15/2002.......................         190         198,550
  P.T. Indah Kiat Pulp & Paper Corp. Sr.
    Secured Debentures (Ba2, BB)
    8.875% 11/01/2000........................         610         593,225
                                                            -------------
                                                                  791,775
                                                            -------------
REAL ESTATE -- 0.6%
  Chelsea GCA Realty Inc. Guaranteed Notes
    (Ba2, BB+)
    7.750% 01/26/2001........................         750         741,563
                                                            -------------
RETAIL -- 0.5%
  Hills Stores, Inc. Senior Notes Series B
    (B1, NR)
    12.500% 07/01/2003.......................         320         297,600
  Pueblo Xtra International, Inc. Senior
    Notes (B2, B-)
    9.500% 08/01/2003........................         275         247,500
                                                            -------------
                                                                  545,100
                                                            -------------
STEEL -- 0.3%
  Armco, Inc. Senior Notes (B2, B)
    9.375% 11/01/2000........................         330         326,287
                                                            -------------
                                                                  326,287
                                                            -------------
TELECOMMUNICATIONS -- 2.0%
  BellSouth Telecommunications, Inc.
    Debentures (Aaa, AAA)
    5.850% 11/15/2045........................       1,495       1,444,544
  Nippon Telegraph & Telephone Corp. Yankee
    Notes (Aaa, AAA)
    9.500% 07/27/1998........................          70          73,587
  Rogers Cantel Mobile Communications Inc.
    Yankee Senior Secured Debentures (Ba3,
    BB+)
    9.375% 06/01/2008........................         710         696,687



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  Videotron Holdings Plc Yankee Senior
    Discount Notes (B3, B+)++
    11.000% 08/15/2005.......................  $      325   $     214,094
                                                            -------------
                                                                2,428,912
                                                            -------------
TRANSPORTATION -- 0.7%
  Delta Air Lines, Inc. Debentures (Ba1, BB)
    10.375% 02/01/2011.......................         585         691,031
  NWA Trust Mezzanine Aircraft Notes Series D
    (Ba1, BB+)
    13.875% 06/21/2008.......................          90         105,300
                                                            -------------
                                                                  796,331
                                                            -------------
UTILITIES -- 1.3%
  Long Island Lighting Co. Debentures (Ba3,
    BB+)
    9.000% 11/01/2022........................         990         899,662
  Niagara Mohawk Power Corp. First Mortgage
    Bonds (Ba3, BB-)
    5.875% 09/01/2002........................         420         352,275
  Niagara Mohawk Power Corp. First Mortgage
    Bonds (Ba3, BB-)
    7.375% 08/01/2003........................         305         273,356
  Toledo Edison Co. Debentures (B1, B+)
    8.700% 09/01/2002........................          45          41,175
                                                            -------------
                                                                1,566,468
                                                            -------------
    TOTAL CORPORATE BONDS
      (Cost $27,665,451).....................                  27,337,594
                                                            -------------
FOREIGN GOVERNMENT BONDS -- 2.2%
  Federal Republic of Brazil Interest Due
    Bonds FRN (B1, NR)+
    6.688% 01/01/2001........................         683         655,200
  Republic of Argentina Step-Up Par Bonds
    Non-U.S. Tranche Series L-G-P (B1, BB-)
    5.250% 03/31/2023........................         500         268,125
  Republic of Colombia Yankee Notes (Baa3,
    BBB-)
    7.250% 02/15/2003........................         410         381,813
  Republic of Turkey Trust Series T-2 (Aaa,
    AAA)
    9.400% 11/15/1996........................           1             528
  The Polish People's Republic Discount Bonds
    FRN
    (Baa3, BBB-)+
    6.438% 10/27/2024........................         610         587,506
  United Mexican States Par Bonds Series A
    (Ba2, BB)
    6.250% 12/31/2019........................       1,000         662,500
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FOREIGN GOVERNMENT BONDS -- (CONTINUED)
    TOTAL FOREIGN GOVERNMENT BONDS (Cost
      $2,386,785)............................               $   2,555,672
                                                            -------------
AGENCY OBLIGATIONS -- 32.7%
FEDERAL HOME LOAN MORTGAGE CORP -- 9.6%
  FHLMC
    6.000% 06/01/1999........................  $       20          19,522
    6.000% 11/01/1999........................          59          56,948
    7.000% 08/01/2000........................         101          99,898
    6.000% 01/01/2001........................         272         264,233
    6.000% 02/01/2001........................         214         207,922
    7.000% 04/01/2008........................          29          28,075
    7.000% 08/01/2010........................         267         262,750
    7.000% 09/01/2010........................       2,907       2,850,162
    7.000% 11/01/2010........................         208         204,324
    7.000% 12/01/2010........................         256         250,740
    7.000% 01/01/2011........................         351         344,491
    7.000% 04/01/2011........................          39          38,393
    7.000% 05/01/2011........................         743         728,772
    7.000% 06/01/2011........................         380         372,652
    8.000% 04/01/2025........................         967         968,109
    8.000% 06/01/2025........................         109         109,398
    8.000% 08/01/2025........................         122         121,979
    8.000% 12/01/2025........................         289         288,652
    8.000% 01/01/2026........................         369         369,231
    6.000% 03/01/2026........................         229         205,894
    8.000% 05/01/2026........................         378         378,717
    8.000% 06/01/2026........................       2,459       2,461,559
  FHLMC Series 1014 Class E
    7.950% 02/15/2020........................         768         780,958
                                                            -------------
                                                               11,413,379
                                                            -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.8%
  FNMA
    7.500% 01/01/2000........................          54          54,274
    7.500% 04/01/2000........................         563         565,206
    7.500% 07/01/2000........................          68          68,247
    5.500% 04/01/2001........................          24          22,503
    7.500% 06/01/2001........................         101         101,692
    7.500% 09/01/2001........................         731         734,781
    6.000% 10/01/2001........................       1,727       1,652,415
    7.500% 12/01/2001........................          47          47,183
    6.000% 10/01/2002........................         177         169,246
    7.500% 06/01/2003........................         413         414,973
    7.500% 07/01/2003........................         733         735,970
    10.00% 02/01/2005........................          58          61,268
    10.00% 01/01/2010........................           9           9,211
    6.000% 11/01/2010........................         237         222,503
    6.000% 01/01/2011........................       1,356       1,271,683
    6.000% 02/01/2025........................         211         189,465
    7.000% 07/01/2025........................          26          24,616
    7.000% 09/01/2025........................         729         694,243
    7.000% 10/01/2025........................         728         692,838



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
    6.000% 01/01/2026........................  $      102   $      91,170
    6.000% 02/01/2026........................       1,172       1,052,136
    7.000% 04/01/2026........................       7,087       6,748,205
    7.000% 10/01/2026........................         646         615,152
  FNMA (TBA)**
    7.000% 01/01/2003........................       2,550       2,522,906
  FNMA 1991-165 Class M
    8.250% 12/25/2021........................          13          13,307
                                                            -------------
                                                               18,775,193
                                                            -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.0%
  GNMA
    8.250% 08/15/2004........................           1           1,074
    9.000% 11/15/2004........................           2           1,838
    9.000% 12/15/2004........................           1           1,339
    8.250% 04/15/2006........................           2           2,265
    7.000% 09/01/2008........................         342         336,632
    7.000% 11/15/2008........................         296         291,533
    7.000% 02/01/2009........................         150         147,455
    7.000% 03/15/2009........................         368         361,754
    7.000% 04/15/2009........................         349         343,046
    7.000% 05/01/2009........................         273         268,765
    7.000% 01/15/2011........................         787         774,410
    7.000% 02/15/2011........................         529         520,033
    13.50% 07/15/2014........................           1             924
    9.000% 06/15/2016........................         105         109,845
    8.000% 04/15/2017........................         191         190,830
    9.000% 10/15/2017........................         483         504,247
    9.000% 08/15/2021........................         829         865,106
  GNMA (TBA)**
    8.000% 01/15/2025........................       1,130       1,129,294
                                                            -------------
                                                                5,850,390
                                                            -------------
MISCELLANEOUS -- 2.3%
  National Archive Facility Trust COP (Aaa,
    AAA)
    8.500% 09/01/2019........................         436         468,688
  Tennessee Valley Authority Debentures (NR,
    AAA)
    5.980% 04/01/2036........................           2       2,289,262
                                                            -------------
                                                                2,757,950
                                                            -------------
  TOTAL AGENCY OBLIGATIONS (Cost
    $39,434,857).............................                  38,796,912
                                                            -------------
ASSET BACKED SECURITIES -- 3.0%
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1993-B, Class A (Aaa, AAA)
    4.950% 08/15/2008........................           8           7,514
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1994-A, Class A (Aaa, AAA)
    4.700% 07/15/2009........................  $        8   $       8,075
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1994-B, Class A (Aaa, AAA)
    6.750% 03/15/2010........................          89          88,329
  Goldome Credit Corporation Home Equity
    Trust Series 1990-1, Class A (Aa2, AA)
    10.000% 07/15/2005.......................          22          22,313
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1993-4, Class A-2 (Aa2, NR)
    5.850% 01/15/2019........................         105         103,348
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-5, Class A-3 (Aaa, AAA)
    6.250% 10/15/2025........................         420         407,001
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-6, Class A-2 (Aaa, AAA)
    6.400% 08/15/2025........................       1,210       1,201,315
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-6, Class A-3 (Aaa, AAA)
    6.650% 11/15/2025........................         130         127,770
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-7, Class A-2 (Aaa, AAA)
    6.150% 11/15/2026........................         165         164,250
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-8, Class A-2 (Aaa, AAA)
    6.150% 12/15/2026........................         135         133,636
  New York City Tax Lien Collateralized
    Bonds, Series 1996-1, Class C (NR, A)
    7.110% 02/25/2005........................       1,212       1,209,096



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
  World Omni Automobile Lease Securitization
    Trust, Retail Closed-End Lease Contracts
    Series 1995-A, Class A
    (Aaa, AAA)
    6.050% 11/25/2001........................  $      125   $     124,487
                                                            -------------
    TOTAL ASSET BACKED SECURITIES (Cost
      $3,629,688)............................                   3,597,134
                                                            -------------
COLLATERIZED MORTGAGED BACKED SECURITIES -- 4.3%
  Asset Securitization Corporation Series
    1995-MD4, Class A1 (NR, AAA)
    7.100% 08/13/2029........................         119         114,470
  CBM Funding Corporation Series 1996-1,
    Class B (NR, A)
    7.480% 02/01/2008........................       1,000         983,750
  Carousel Center Finance Inc. Series, 1
    Class C Rule 144A (NR, BBB+)
    7.527% 11/15/2007........................         463         450,368
  Collateralized Mortgage Obligation Trust,
    REMIC Series 54, Class C (Aaa, AAA)
    9.250% 11/01/2013........................           3           2,643
  Kidder Peabody Acceptance Corporation
    Series 1993-C1, Class A-3 (NR, NR)
    6.800% 09/01/2006........................         535         512,367
  Kidder Peabody Acceptance Corporation
    Series 1994-C1, Class B (NR, AA)
    6.850% 02/01/2006........................         790         775,033
  PaineWebber Mortgage Acceptance Corp. IV
    Multifamily Mortgage Pass-Throughs Series
    1995-M1, Class A 144A (NR, NR)****
    6.700% 01/15/2007........................       1,200       1,170,750
  PaineWebber Mortgage Acceptance Corp. IV
    Multifamily Mortgage Pass-Throughs Series
    1995-M1, Class D 144A (NR, NR)****
    7.300% 12/15/2002........................         420         404,742
  Structured Asset Securities Corporation
    Series 1996-CFL, Class A1C (NR, AAA)
    5.944% 02/25/2028........................         670         640,137
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
COLLATERIZED MORTGAGED BACKED SECURITIES -- (CONTINUED)
  U.S. Dept. of Veterans Affairs, Vendee
    Mortgage Trust REMIC, Series 1995-2B,
    Class 2C (NR, NR)
    7.500% 10/15/2015........................  $       10   $       9,921
                                                            -------------
    TOTAL COLLATERIZED MORTGAGED BACKED
      SECURITIES (Cost $5,256,450)...........                   5,064,181
                                                            -------------
MUNICIPAL BONDS -- 0.0%
  South Carolina State Public Service
    Authority Revenue Bonds Series C (Aaa,
    AAA)
    5.125% 01/01/2021........................          30          26,925
                                                            -------------
    TOTAL MUNICIPAL BONDS (Cost $28,440).....                      26,925
                                                            -------------
U.S. TREASURY OBLIGATIONS--32.8%
U.S. TREASURY BONDS--11.4%
  8.750% 08/15/2020..........................       2,610       3,041,746
  7.875% 02/15/2021..........................       9,810      10,471,585
                                                            -------------
                                                               13,513,331
                                                            -------------
U.S. TREASURY NOTES -- 21.4%
  5.375% 05/31/1998..........................         100          98,516
  6.750% 05/31/1999..........................          30          30,182
  7.750% 11/30/1999..........................      16,050      16,592,329
  7.250% 05/15/2004..........................       4,645       4,745,704
  7.500% 02/15/2005..........................       3,765       3,902,723
                                                            -------------
                                                               25,369,454
                                                            -------------
    TOTAL U.S. TREASURY OBLIGATIONS (Cost
      $40,128,991)...........................                  38,882,785
                                                            -------------
SHORT-TERM INVESTMENT -- 3.5%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................       4,179       4,179,000
                                                            -------------
    TOTAL SHORT-TERM INVESTMENT
      (Cost $4,179,000)......................                   4,179,000
                                                            -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                   NUMBER
                                                OF SHARES           VALUE
                                               ----------   -------------
WARRANTS*** -- 0.0%
  Capital Pacific Holdings Group, Inc.
    Warrants expiring 05/01/02...............       1,817           1,181
                                                            -------------
    TOTAL WARRANTS (Cost $1,000).............                       1,181
                                                            -------------
TOTAL INVESTMENTS AT VALUE -- 101.6%
  (Cost $122,710,662*)...................................    $120,441,384
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)..........
                                                              (1,845,109)
                                                            -------------
NET ASSETS (Applicable to 7,873,570 BEA SHARES) --
  100.0%.................................................    $118,596,275
                                                            -------------
                                                            -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  ($118,596,275  DIVIDED BY 7,873,570)...................          $15.06
                                                            -------------
                                                            -------------



   * Also cost for Federal income tax purposes at August 31, 1996. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $     562,416
Gross Depreciation...........................     (2,831,694)
                                               -------------
Net Appreciation.............................  $  (2,269,278)
                                               -------------
                                               -------------


  ** Securites were acquired on a delayed delivery basis.
 *** Non-income producing securities.
**** Certain conditions for public sales may exist.
   + Variable rate obligations --  The interest shown is  the rate as of  August
     31, 1996.
  ++ Step  Bond -- The interest rate as of  August 31, 1996 is 0% and will reset to interest shown at a future date.
 +++ Securities have no stated final maturity date.

++++ Guaranteed by Grupo Sidek, S.A. de C.V. and Grupo Situr S.A. de C.V.



The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.


                            INVESTMENT ABBREVIATIONS

FRN...........................  Floating Rate Note
PIK...........................  Pay In Kind
TBA...........................  To Be Announced

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                        -------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In.....................  $118,137,940  $   15.00
Accumulated Net Investment Income...     1,925,440        .25
Accumulated Net Realized Gain on
 Security and Foreign Exchange
 Transactions.......................       795,189        .10
Net Unrealized Depreciation on
 Investments and Other..............    (2,262,294)      (.29)
-------------------------------------------------------------
NET ASSETS                            $118,596,275  $   15.06
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA Global Fixed Income Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
INTERNATIONAL BONDS -- 61.1%
ARGENTINA -- 1.0%
  Republic of Argentina FRB
    (B1, BB-)
    6.313% 03/31/2005...................  $         495   $     384,862
                                                          -------------
AUSTRALIA -- 2.9%
  Queensland Treasury Corp. Guaranteed
    Bonds
    (NR, NR)
    8.000% 07/14/1999...................     AUD    630         506,896
  Treasury Corporation of Victoria
    Guaranteed Bonds
    (Aa2, AA+)
    8.250% 10/15/2003...................            770         614,158
                                                          -------------
                                                              1,121,054
                                                          -------------
BRAZIL -- 0.7%
  Federal Republic of Brazil Interest
    Due Bonds FRN Series A
    (B1, NR)+
    6.688% 01/01/2001...................  $         228         218,400
                                                          -------------
BULGARIA -- 0.3%
  Republic of Bulgaria Discount Bonds
    Tranche A
    (B3, NR)+
    6.688% 07/28/2004...................            250         127,500
                                                          -------------
CANADA -- 5.4%
  Export Development Corporation Senior
    Unsubordinated Eurobonds
    (Aa2, AA+)
    7.600% 02/14/2001...................   ITL  800,000         501,258
  Government of Canada Debentures
    (Aa1, AAA)
    8.750% 12/01/2005...................    CND   1,960       1,565,651
                                                          -------------
                                                              2,066,909
                                                          -------------
FRANCE -- 2.0%
  Republic of France Treasury Bonds --
    O.A.T.
    (Aaa, NR)
    7.500% 04/25/2005...................    FF    3,600         763,089
                                                          -------------

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
GERMANY -- 8.8%
  Federal Republic of Germany Eurobonds
    (Aaa, NR)
    7.250% 10/21/2002...................     DEM  4,630   $   3,371,882
                                                          -------------
ITALY -- 8.0%
  Republic of Italy Debentures
    (Aa3, AAA)
    8.500% 01/01/2004...................  ITL 4,775,000       3,063,184
                                                          -------------
MEXICO -- 1.3%
  United Mexican States Par Bond Series
    A
    (Ba2, BB)
    6.250% 12/31/2019...................  $         750         496,875
                                                          -------------
NETHERLANDS -- 6.0%
  Netherlands Government Bonds
    (NR, NR)
    9.000% 05/15/2000...................    NLG   3,360       2,307,114
                                                          -------------
SPAIN -- 3.3%
  Kingdom of Spain Debentures
    (NR, NR)
    10.250% 11/30/1998..................    ESP  99,000         834,763
  Kingdom of Spain Debentures
    (NR, NR)
    10.100% 02/28/2001..................         49,800         427,995
                                                          -------------
                                                              1,262,758
                                                          -------------
SUPRANATIONAL -- 10.5%
  International Bank for Reconstruction
    & Development Japanese Yen Global
    Bonds
    (Aaa, AAA)
    5.250% 03/20/2002...................    JPY 379,500       4,044,482
                                                          -------------
SWEDEN -- 3.3%
  Nordic Investment Bank Sr.
    Unsubordinated
    (Aaa, AAA)
    6.250% 02/08/1999...................    SEK   4,500         676,411
  Swedish Government Debentures
    (Aa1, NR)
    11.000% 01/21/1999..................          3,600         597,634
                                                          -------------
                                                              1,274,045
                                                          -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA GLOBAL FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
UNITED KINGDOM -- 7.6%
  U.K. Treasury Gilt Bonds
    (Aaa, NR)
    8.500% 07/16/2007...................    GBP   1,800   $   2,913,574
                                                          -------------
  TOTAL INTERNATIONAL BONDS
    (Cost $22,947,330)..................                     23,415,728
                                                          -------------
U.S. TREASURY OBLIGATIONS -- 22.0%
U.S. TREASURY BONDS -- 3.8%
  7.875% 02/15/2021.....................  $       1,380       1,473,067
                                                          -------------
                                                              1,473,067
                                                          -------------
U.S. TREASURY NOTES -- 18.2%
  5.375% 05/31/1998.....................            155         152,700
  7.250% 05/15/2004.....................          2,610       2,666,585
  7.500% 02/15/2005.....................          4,000       4,146,320
                                                          -------------
                                                              6,965,605
                                                          -------------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $8,927,965)...................                      8,438,672
                                                          -------------
SHORT-TERM INVESTMENT -- 15.4%
  BBH Grand Cayman U.S. Dollar Time
    Deposit
    4.750% 09/03/1996...................          5,901       5,901,000
                                                          -------------
  TOTAL SHORT-TERM INVESTMENT
    (Cost $5,901,000)...................                      5,901,000
                                                          -------------
  TOTAL INVESTMENTS
    AT VALUE -- 98.5%
    (Cost $37,776,295*)................................     $37,755,400
  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%........
                                                                592,100
                                                          -------------
  NET ASSETS (Applicable to 2,434,762 BEA Shares) --
    100.0%.............................................     $38,347,500
                                                          -------------
                                                          -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
    PER SHARE
    ($38,347,500  DIVIDED BY 2,434,762)................          $15.75
                                                          -------------
                                                          -------------



  * Also cost for Federal income tax purposes at August 31, 1996. The gross appreciation (depreciation) on a tax basis is as follows:



    Gross Appreciation.......................  $  500,231
    Gross Depreciation.......................    (521,126)
                                               ----------
    Net Appreciation.........................  $  (20,895)
                                               ----------
                                               ----------



  + Variable rate obligations -- The interest shown is the rate as of August 31, 1996.


The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                             CURRENCY ABBREVIATIONS

AUD...........................  Australian Dollars
CND...........................  Canadian Dollars
DEM...........................  German Deutschemarks
ESP...........................  Spanish Pesetas
FF............................  French Francs
GBP...........................  United Kingdom Pounds
ITL...........................  Italian Lira
JPY...........................  Japanese Yen
NLG...........................  Netherlands Guilder
SEK...........................  Swedish Krona

                            INVESTMENT ABBREVIATIONS

FRB...........................  Floating Rate Bond
FRN...........................  Floating Rate Note

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:


                                         AMOUNT     PER SHARE
                                      ------------  ---------
Capital Paid-In.....................  $ 37,442,838  $   15.38
Accumulated Net Investment Income...       434,739        .18
Accumulated Net Realized Gain on
 Security and Foreign Exchange
 Transactions.......................       665,466        .27
Net Unrealized Depreciation on
 Investments, Forward Currency
 Contracts and Other................      (195,543)      (.08)
-------------------------------------------------------------
NET ASSETS                            $ 38,347,500  $   15.75
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA High Yield Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
CORPORATE BONDS -- 93.7%
BROADCASTING -- 7.3%
  Allbritton Communications Company Senior
    Subordinated Debentures 144A, Series B
    (B3, B-)****
    9.750% 11/30/2007........................  $       700    $     656,250
  Australis Media Limited Unit Yankee
    (CAA, CCC)+
    14.000% 05/15/2003.......................          900          495,000
  EchoStar Communications Corp. Gtd. Senior
    Discount Notes
    (B2, B)+
    12.875% 06/01/2004.......................        1,100          797,500
  Granite Broadcasting Corp. Senior
    Subordinated Notes 144A
    (B3, NR)****
    9.375% 12/01/2005........................          950          891,813
  NWCG Holding Corp. Senior Discount Notes
    Series B
    (Caa, B)
    8.555% 06/15/1999........................        1,000          788,750
  Park Broadcasting, Inc. 144A Senior Notes
    (B2, B)
    11.750% 05/15/2004.......................          500          569,375
  Sinclair Broadcast Group Senior
    Subordinated Notes (B2, B)
    10.000% 09/30/2005.......................          700          691,250
  Young Broadcasting, Inc. Senior
    Subordinated Notes Series B 144A (B2,
    B)****
    9.000% 01/15/2006........................          750          690,000
                                                              -------------
                                                                  5,579,938
                                                              -------------
BUSINESS SERVICES -- 0.6%
  Inter Act Systems Incorporated 144A Units
    (NR, NR)****
    14.000% 08/01/2003.......................          700          474,250
                                                              -------------
CABLE -- 13.6%
  American Telecasting, Inc. Senior Discount
    Notes
    (Caa, CCC+)+
    14.500% 06/15/2004.......................          900          639,000
  Bell Cablemedia PLC Yankee Discount Bonds
    (B2, BB-)+
    11.950% 07/15/2004.......................        1,000          750,000
  Cablevision Systems Corp. Senior
    Subordinated Debentures
    (B2, B)
    9.875% 02/15/2013........................        1,000          943,750

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
CABLE -- (CONTINUED)
  Charter Communications Southeast, L.P.
    Senior Notes (B3, B)
    11.250% 03/15/2006.......................  $       900    $     893,250
  Comcast U.K. Cable Partners Ltd., Yankee
    Senior Debentures
    (B2, B)+
    11.200% 11/15/2007.......................        1,000          625,000
  DIVA Systems Corporation Units 144A (NR,
    NR)
    13.000% 05/15/2006.......................        2,250        1,203,750
  Falcon Holdings Group L.P. Senior
    Subordinated Notes PIK Bonds (NR, NR)
    11.000% 09/15/2003.......................        1,202        1,121,072
  Helicon Group Ltd. Senior Secured Notes
    Series B
    (B1, B)
    9.000% 11/01/2003........................          850          854,250
  Marcus Cable Company Senior Discount Notes
    (Caa, B)+
    14.250% 12/15/2005.......................          950          611,563
  People's Choice TV Corp. Units (Caa, CCC+)+
    13.125% 06/01/2004.......................          950          555,750
  Rifkin Acquisition Partners L.P. Senior
    Subordinated Notes
    (B3, B-)****
    11.125% 01/15/2006.......................          500          502,500
  Rogers Communications, Inc. Yankee Senior
    Notes
    (B2, BB-)
    9.125% 01/15/2006........................          550          517,688
  United International Holdings,Inc. Senior
    Secured Debentures, Series B (B3, B-)
    9.454% 11/15/1999........................        1,650        1,080,750
                                                              -------------
                                                                 10,298,323
                                                              -------------
CHEMICALS -- 1.9%
  Harris Chemical North America Senior
    Secured Debentures
    (B2, B+)
    10.250% 07/15/2001.......................          400          399,500
  Kaiser Aluminum & Chemical Corp. Senior
    Subordinated Notes (B2, B-)
    12.750% 02/01/2003.......................        1,000        1,078,750
                                                              -------------
                                                                  1,478,250
                                                              -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
COMPUTERS -- 1.0%
  Advanced Micro Devices, Inc. Senior Secured
    Notes
    (Ba1, BB-)
    11.000% 08/01/2003.......................  $       750    $     761,250
                                                              -------------
CONSTRUCTION & BUILDING MATERIALS**** -- 1.2%
  Southdown, Inc. 144A Senior Subordinated
    Notes (B2, B+)
    10.000% 03/01/2006.......................          500          498,125
  Waxman Industries, Inc. 144A (Caa, CCC+)
    12.750% 06/01/2004.......................          600          401,250
                                                              -------------
                                                                    899,375
                                                              -------------
CONSUMER PRODUCTS -- 2.3%
  Jordan Industries, Inc. Senior Notes (B3,
    B+)
    10.375% 08/01/2003.......................          700          675,500
  Revlon Worldwide Corp. Senior Secured
    Discount Notes Series B (B3, B-)
    10.795% 03/15/1998.......................        1,250        1,062,500
                                                              -------------
                                                                  1,738,000
                                                              -------------
ELECTRONICS -- 2.1%
  Exide Electronics Group, Inc.
    Units 144A (B3, B)****
    11.500% 03/15/2006.......................          550          559,625
  Unisys Corporation 144A Senior Notes (B1,
    B+)
    12.000% 04/15/2003.......................        1,000        1,025,000
                                                              -------------
                                                                  1,584,625
                                                              -------------
ENERGY -- 2.7%
  Cliffs Drilling Company 144A Senior Notes
    (B1, B)****
    10.250% 05/15/2003.......................          600          609,000
  Mesa Operating Co. Senior Subordinated
    Discount Notes (B2, B)
    11.625% 07/01/2006.......................          750          469,687
  Nuevo Energy Company Senior Subordinated
    Notes (B2, B+)
    9.500% 04/15/2006........................          500          501,250
  Plains Resources, Inc. 144A Senior
    Subordinated Notes
    (B2, B-)****
    10.250% 03/15/2006.......................          500          512,500
                                                              -------------
                                                                  2,092,437
                                                              -------------
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
ENTERTAINMENT -- 1.3%
  American Skiing Company 144A Senior
    Subordinated Notes
    (B3, CCC+)
    12.000% 07/15/2006.......................  $       400    $     390,000
  AMF Group Inc. Senior Subordinated Notes
    144A
    (B2, B-)****
    10.875% 03/15/2006.......................          600          601,500
                                                              -------------
                                                                    991,500
                                                              -------------
FINANCIAL SERVICES -- 0.4%
  Fifth Mexican Acceptance Corp. Rule 144A
    Notes
    (NR, NR)**/****
    8.000% 12/15/1998........................        1,040          322,400
                                                              -------------
FOOD & BEVERAGES -- 2.2%
  Foodbrands America, Inc. Senior
    Subordinated Notes
    (B3, B)
    10.750% 05/15/2006.......................          250          252,812
  Fresh Del Monte Produce Yankee Senior
    Notes, Series B
    (Caa, CCC+)
    10.000% 05/01/2003.......................        1,500        1,406,250
                                                              -------------
                                                                  1,659,062
                                                              -------------
HEALTH CARE -- 3.0%
  General Medical Corp. Subordinated
    Debentures, Series A PIK Bonds
    (Caa, B-)
    12.125% 08/15/2005.......................        1,061        1,061,951
  Health O Meter Units (B3, B-)
    13.000% 08/15/2002.......................          250          270,000
  Paracelsus Healthcare Corp. Senior
    Subordinated Notes
    (B1, B)
    10.000% 08/15/2006.......................          400          403,500
  Regency Health Services, Inc. 144A
    Subordinated Notes
    (B3, B-)
    12.250% 07/15/2003.......................          500          520,625
                                                              -------------
                                                                  2,256,076
                                                              -------------
INDUSTRIAL GOODS & MATERIALS -- 5.7%
  Alpine Group, Inc. Senior Notes, Series B
    (B3, B)
    12.250% 07/15/2003.......................          750          778,125



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
INDUSTRIAL GOODS & MATERIALS -- (CONTINUED)
  Alvey Systems, Inc. 144A Senior
    Subordinated Notes
    (B3, B-)****
    11.375% 01/31/2003.......................  $       100    $     102,875
  BPC Holding Corporation 144A Senior Secured
    Notes
    (Caa, NR)****
    12.500% 06/15/2006.......................          500          508,125
  Collins & Aikman Products Co. Gtd. Senior
    Subordinated Notes (B3, B)
    11.500% 04/15/2006.......................          700          721,000
  Delco Remy International, Inc. 144A Senior
    Subordinated Notes (B2, B-)****
    10.625% 08/01/2006.......................          500          513,125
  G-I Holdings, Inc. Senior Notes 144A (Ba3,
    B+)
    10.000% 02/15/2006.......................          389          378,789
  Haynes International, Inc. Senior Notes
    (B3, B-)
    11.625% 09/01/2004.......................          500          495,000
  Venture Holdings Trust Gtd. Senior
    Subordinated Notes (B3, B)
    9.750% 04/01/2004........................        1,000          830,000
                                                              -------------
                                                                  4,327,039
                                                              -------------
METALS & MINING -- 1.2%
  Acme Metals, Inc. Senior Secured Debentures
    (B1, B)+
    13.500% 08/01/2004.......................        1,000          916,250
                                                              -------------
OFFICE EQUIPMENT & SUPPLIES -- 0.7%
  Knoll Inc. 144A Senior Subordinated Notes
    (B3, B+)****
    10.875% 03/15/2006.......................          500          518,750
                                                              -------------
PAPER & FOREST PRODUCTS -- 7.5%
  Crown Packaging 144A Units Senior Discount
    Notes
    (NR, NR)****
    14.000% 08/01/2006.......................          775          302,250
  Crown Packaging Holdings Senior
    Subordinated Notes, Series B (Caa, NR)+
    12.250% 11/01/2003.......................        3,300        1,278,750
  Crown Paper Co. Senior Subordinated Notes
    (B3, B)
    11.000% 09/01/2005.......................          750          714,375
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
PAPER & FOREST PRODUCTS -- (CONTINUED)
  Florida Coast Paper Company L.L.C. 144A
    First Mortgage Notes (B3, B)
    12.750% 06/01/2003.......................  $       700    $     735,000
  Gaylord Container Corp. Senior Subordinated
    Debentures
    (Caa, B-)+
    12.750% 05/15/2005.......................        1,000        1,072,500
  Printpack, Inc. 144A Senior Subordinated
    Notes (B3, B+)
    10.625% 08/15/2006.......................          600          609,000
  Stone Container Corporation Senior Notes
    (NR, NR)
    11.500% 08/15/2006.......................        1,000          993,750
                                                              -------------
                                                                  5,705,625
                                                              -------------
PUBLISHING & INFORMATION SERVICES -- 0.8%
  Park Newspapers, Inc. 144A Senior Notes
    (B2, B)****
    11.875% 05/15/2004.......................          500          569,375
                                                              -------------
RESTAURANTS, HOTELS & CASINOS -- 12.4%
  Argosy Gaming Company 144A First Mortgage
    Notes
    (B1, B+)****
    13.250% 06/01/2004.......................          750          723,750
  Bally's Casino Holdings Senior Discount
    Notes (B2, B+)
    7.640% 06/15/1998........................          500          435,625
  Casino America Senior Notes
    (B1, B)
    12.500% 08/01/2003.......................          200          200,500
  Casino Magic Finance Corp. First Mortgage
    Notes
    (B1, B+)
    11.500% 10/15/2001.......................        1,000          942,500
  Coast Hotels and Casinos, Inc. 144A Gtd.
    First Mortgage Notes (B3, B)****
    13.000% 12/15/2002.......................        1,000        1,070,000
  GNF Corp. First Mortgage Notes, Series B
    (B1, BB)
    10.625% 04/01/2003.......................        1,000        1,097,500
  Griffin Games & Enertainment, Inc. Senior
    Notes (NR, NR)
    11.000% 09/15/2003.......................          750          804,375
  The Majestic Star Casino, LLC 144A Senior
    Secured Notes (NR, NR)****
    12.750% 05/15/2003.......................          450          483,750



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
RESTAURANTS, HOTELS & CASINOS -- (CONTINUED)
  Mohegan Tribal Gaming Authority Senior
    Secured Notes, Series B 144A (NR, NR)****
    13.500% 11/15/2002.......................  $     1,000    $   1,237,500
  Showboat Marina Casino Partnership 144A
    First Mortgage Notes (B2, B)****
    13.500% 03/15/2003.......................          450          484,875
  Trump Atlantic City Associates, First
    Mortgage Notes
    (B1, BB-)
    11.250% 05/01/2006.......................        1,000          960,000
  Trump's Castle Funding, Inc. Mortgage Bonds
    (Caa, NR)
    11.750% 11/15/2003.......................        1,000          947,500
                                                              -------------
                                                                  9,387,875
                                                              -------------
RETAIL TRADE -- 4.3%
  Farm Fresh, Inc. Senior Notes
    (B2, B-)
    12.250% 10/01/2000.......................        1,100          844,250
  Hills Stores Company Senior Notes (B1, NR)
    12.500% 07/01/2003.......................          900          837,000
  Jitney-Jungle Stores of America, Inc.
    Senior Notes
    (B2, B)
    12.000% 03/01/2006.......................        1,000        1,051,250
  Parisian, Inc. Senior Subordinated Notes
    (Caa, B-)
    9.875% 07/15/2003........................          500          488,750
                                                              -------------
                                                                  3,221,250
                                                              -------------
STEEL -- 0.8%
  Weirton Steel Corporation 144A Senior Notes
    (NR, B)****
    11.375% 07/01/2004.......................          600          579,000
                                                              -------------
TELECOMMUNICATIONS -- 19.0%
  American Communication Services, Inc. Unit
    144A Notes (NR, NR)****/+
    13.000% 11/01/2005.......................        1,500          802,500
  Arch Communications Group, Inc. Senior
    Discount Notes
    (B3, B-)
    10.875% 03/15/2008.......................          500          266,250
  Brooks Fiber Properties, Inc. Senior
    Discount Notes 144A
    (NR, NR)****/+
    10.875% 03/01/2006.......................        1,000          572,500
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  CAI Wireless Systems, Inc. Discount Notes
    (B3, BB-)
    12.250% 09/15/2002.......................  $       350    $     363,125
  CS Wireless Systems, Inc. Units 144A (NR,
    NR)****/+
    11.375% 03/01/2006.......................        1,000          490,000
  Diamond Cable Communications Plc Senior
    Discount Notes
    (B3, B-)
    11.750% 12/15/2005.......................        1,000          620,000
  Geotek Communications, Inc. 144A
    Convertible Senior Subordinated Notes
    (Caa, NR)****
    12.000% 02/15/2001.......................        1,600        1,816,000
  IntelCom Group (U.S.A.), Inc. Senior
    Discount Notes (NR, NR)
    12.500% 05/01/2006.......................        1,000          558,750
  InterCel, Inc. Units (B2, B-)+
    12.000% 02/01/2006.......................        1,300          793,000
  International CableTel, Inc. Senior Notes
    (B3, B)+
    12.750% 04/15/2005.......................          750          495,000
  Metrocall, Inc. Senior Subordinated Notes
    (B3, B-)
    10.375% 10/01/2007.......................          500          382,500
  Mobile Telecommunication Technologies Corp.
    Senior Notes (B2, B-)
    13.500% 12/15/2002.......................          675          688,500
  Nextel Communications Inc. Senior Discount
    Notes (B3, CCC-)+
    9.750% 08/15/2004........................        1,500          885,000
  Pagemart Nationwide Senior Discount Notes
    (NR, NR)+
    15.000% 02/01/2005.......................        1,000          670,000
  People's Telephone Co., Inc. Senior Notes
    (B2, B-)
    12.250% 07/15/2002.......................          450          452,250
  Petersburg Long Distance, Inc. 144A
    Convertible Subordinated Notes (NR,
    NR)****
    9.000% 06/01/2006........................          230          276,000
  Petersburg Long Distance, Inc. Units 144A
    (NR, NR)****
    9.000% 06/01/2004........................        1,610        1,263,850
  PriCellular Wireless Corp. Senior Discount
    Notes (B3, CCC+)
    12.250% 10/01/2003.......................        1,000          792,500



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  Sprint Spectrum L.P. Senior Notes
    (B2, B+)
    11.000% 08/15/2006.......................  $       500    $     507,500
  Teleport Communications Group, Inc. Senior
    Discount Notes (B1, B)
    11.125% 07/01/2007.......................          500          306,250
  Teleport Communications Group, Inc. Senior
    Notes
    (B1, B)
    9.875% 07/01/2006........................          300          300,000
  Vanguard Cellular Systems, Inc. Senior
    Debentures (B1, B+)
    9.375% 04/15/2006........................          500          486,875
  Videotron Holdings Yankee plc Senior
    Discount Notes
    (B3, B+)+
    11.000% 08/15/2005.......................        1,000          658,750
                                                              -------------
                                                                 14,447,100
                                                              -------------
TRANSPORTATION -- 1.7%
  Consorscio G Grupo Dina S.A. / MCII
    Holdings (USA), Inc. 144A Senior Secured
    Notes
    (NR, NR)+
    12.000% 11/15/2002.......................          750          592,500
  US Air, Inc. Senior Notes
    (B3, CCC+)
    10.000% 07/01/2003.......................          750          701,250
                                                              -------------
                                                                  1,293,750
                                                              -------------
  TOTAL CORPORATE BONDS
   (Cost $72,057,715)........................                    71,101,500
                                                              -------------
ASSET-BACKED SECURITIES -- 0.8%
TRANSPORTATION -- 0.8%
  Airplanes Pass Through Trust Series 1,
    Class D (Ba2, BB)
    10.875% 03/15/2019.......................          600          633,000
                                                              -------------
  TOTAL ASSET-BACKED SECURITIES
   (Cost $600,000)...........................                       633,000
                                                              -------------

                                                  NUMBER
                                                OF SHARES         VALUE
                                               ------------   -------------
RIGHTS / WARRANTS*** -- 0.2%
CONSTRUCTION & BUILDING MATERIALS -- 0.0%
  Capital Pacific Holdings Group, Inc........  $    13,000    $       8,216
                                                              -------------
INDUSTRIAL GOODS & MATERIALS -- 0.1%
  Uniroyal Technology Corp. Warrants.........       44,000           78,844
                                                              -------------
ELECTRONICS -- 0.0%
  Exide Electronic Warrants 144A.............        1,000            3,265
                                                              -------------
TELECOMMUNICATIONS -- 0.1%
  American Communication Services, Inc.
    Warrants.................................        2,000           97,500
                                                              -------------
  TOTAL RIGHTS / WARRANTS
    (Cost $104,467)..........................                       187,825
                                                              -------------
PREFERRED STOCKS -- 3.0%
AEROSPACE / DEFENSE -- 1.4%
  GPA Group plc Convertible Cumulative Second
    Preference Shares........................       27,500        1,045,000
                                                              -------------
CABLE -- 0.1%
  DIVA Systems Corporation Series C..........        5,945           49,997
                                                              -------------
CONSUMER PRODUCTS -- 0.7%
  Renaissance Cosmetics 144A.................          500          500,000
                                                              -------------
RESTAURANTS, HOTELS & CASINOS -- 0.8%
  Lady Luck Gaming Corporation Series A......       20,000          587,000
                                                              -------------
    TOTAL PREFERRED STOCKS
      (Cost $2,076,947)......................                     2,181,997
                                                              -------------

                                                   PAR
                                                  (000)
                                               ------------
SHORT-TERM INVESTMENT -- 0.6%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $       433          433,000
                                                              -------------
    TOTAL SHORT-TERM INVESTMENT
      (Cost $433,000)........................                       433,000
                                                              -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                                  VALUE
                                                              -------------
  TOTAL INVESTMENTS -- 98.3%
    (Cost $75,272,129).....................................     $74,537,322
  OTHER ASSETS IN EXCESS OF
    LIABILITIES -- 1.7%....................................       1,311,236
                                                              -------------
  NET ASSETS (Applicable to 4,713,739 BEA Shares) --
    100.0%.................................................     $75,848,558
                                                              -------------
                                                              -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
    SHARE
    ($75,848,558  DIVIDED BY 4,713,739)....................          $16.09
                                                              -------------
                                                              -------------



   * Cost for Federal income tax purposes at August 31, 1996 is $75,291,159. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $   2,072,489
Gross Depreciation...........................     (2,826,326)
                                               -------------
Net Appreciation.............................  $    (753,837)
                                               -------------
                                               -------------


  ** Guaranteed by Grupo Sidek, S.A. de C.V. and Grupo Situr, S.A. de C.V.
 *** Non-income Producing Securities.
**** Certain conditions for public sales may exist.
   + Step Bond -- The interest rate as of August 31, 1996 is 0% and will reset to interest shown at a future date.

The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                            INVESTMENT ABBREVIATIONS

PIK...........................  Pay In Kind

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  91,478,662  $   19.40
Accumulated Net Investment Income..      1,332,623        .28
Accumulated Net Realized Loss on
 Security Transactions.............    (16,227,920)     (3.44)
Net Unrealized Depreciation on
 Investments and Other.............       (734,807)      (.15)
-------------------------------------------------------------
NET ASSETS                           $  75,848,558  $   16.09
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                           PORTFOLIO MANAGER'S LETTER
                                AUGUST 31, 1996
                       BEA MUNICIPAL BOND FUND PORTFOLIO

                                                                          , 1996

Dear Shareholders:

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                    PORTFOLIO MANAGER'S LETTER--(CONTINUED)
                                AUGUST 31, 1996

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                    PORTFOLIO MANAGER'S LETTER--(CONCLUDED)
                                AUGUST 31, 1996

                       BEA MUNICIPAL BOND FUND PORTFOLIO


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE BEA MUNICIPAL BOND FUND PORTFOLIO AND THE LEHMAN BROTHERS
MUNICIPAL BOND INDEX FROM INCEPTION 6/20/94, PERIOD ENDED 7/31/94 AND AT EACH QUARTER END.


  AVERAGE ANNUAL TOTAL RETURN
    One Year                          2.27%
    From Inception                    4.98%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BEA MUNICIPAL BOND FUND PORTFOLIO
Total Returns and Graph Plot
Points
                                                         Lehman Brothers
                                    BEA Municipal Bond    Municipal Bond
                                        Fund Portfolio             Index
06/20/94                                      $ 10,000          $ 10,000
07/31/94                                      $ 10,040          $ 10,038
08/31/94                                      $ 10,040          $ 10,073
11/30/94                                       $ 9,647           $ 9,571
02/28/95                                      $ 10,350          $ 10,354
05/31/95                                      $ 10,846          $ 10,820
08/31/95                                      $ 10,886          $ 10,965
11/30/95                                      $ 11,193          $ 11,079
02/29/96                                      $ 11,216          $ 11,498
5/31/96                                       $ 10,937          $ 11,314
8/31/96                                       $ 11,134          $ 11,539
Average Annual Total Return
One Year                                         2.27%
From Inception                                   4.98%

Note: Past performance is not predictive of future performance.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA Municipal Bond Fund Portfolio

                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
MUNICIPAL BONDS -- 92.4%
ALABAMA -- 0.1%
  Jefferson County AL Sanitation & Sewer
    (Aaa, NR)
    6.750% 03/01/2007........................           15  $     16,631
                                                            ------------
CALIFORNIA -- 9.8%
  California State GO
    (Aaa, AAA)
    5.125% 10/01/2017........................          825       744,563
  Los Angeles CA Department of Water & Power
    Water Revenue (Aa, AA)
    4.500% 05/15/2023........................          705       553,425
  Southern California Public Power Authority
    Power Project Revenue Series A (AMBAC
    Insured) (Aa, AA-)
    5.000% 07/01/2017........................          705       610,706
                                                            ------------
                                                               1,908,694
                                                            ------------
COLORADO -- 3.0%
  Colorado Springs CO Utility Revenue (Aaa,
    AAA)
    5.875% 11/15/2017........................          595       587,563
                                                            ------------
FLORIDA -- 10.8%
  Florida State Board of Education GO (Aa,
    AA)
    5.125% 06/01/2022........................           30        26,925
  Florida State GO (Aa, AA)
    5.500% 10/01/2008........................          710       710,000
  Jacksonville FL Electric Authority Revenue
    2nd Installment (Aaa, AAA)
    6.000% 07/01/2012........................          610       611,525
  Tallahassee FL Electric Revenue First Lien
    (Aaa, AAA)
    6.100% 10/01/2006........................          730       756,463
                                                            ------------
                                                               2,104,913
                                                            ------------
ILLINOIS -- 3.2%
  Illinois State Sales Tax Revenue Series Q
    (A1, AAA)
    5.750% 06/15/2014........................          650       629,688
                                                            ------------

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
INDIANA -- 0.1%
  Indianapolis IN Public Improvement Board
    Revenue (Aaa, AA+)
    6.000% 01/10/2018........................           25  $     25,031
                                                            ------------
LOUISIANA -- 3.4%
  New Orleans LA Home Mortgage Authority SOB
    (Aaa, AAA)
    6.250% 01/15/2011........................          635       674,687
                                                            ------------
MARYLAND -- 4.7%
  Maryland State Transportation Authority
    Project Revenue (Aaa, AAA)
    6.800% 07/01/2016........................          850       922,250
                                                            ------------
MASSACHUSETTS -- 3.0%
  Massachusetts State Water Resources
    Authority General Revenue Series 92A (A,
    A)
    6.500% 07/15/2019........................           20        21,500
  Massachusetts State Water Resources Revenue
    (Aaa, AAA)
    5.000% 12/01/2025........................          660       569,250
                                                            ------------
                                                                 590,750
                                                            ------------
NEW YORK -- 30.2%
  New York NY Series D GO (Baa1, BBB+)
    6.000% 02/15/2025........................           15        13,969
  New York NY Series H GO (Baa1, BBB+)
    7.200% 02/01/2013........................          600       637,500
  New York State Dormitory Authority Revenue
    (Episcopal Health Services) (GNMA Coll.)
    (NR, AAA)
    7.550% 08/01/2029........................          435       468,713
  New York State Dormitory Authority Revenue
    (Judicial Facilities Lease) (MBIA
    Insured) (Aaa, AAA)
    7.375% 07/01/2016........................          630       728,437



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA MUNICIPAL BOND FUND PORTFOLIO

                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
NEW YORK -- (CONTINUED)
  New York State Dormitory Authority Revenue
    (Judicial Facilities Lease) (Aaa, AAA)
    7.375% 07/01/2016........................           40  $     46,250
  New York State Dormitory Authority Revenue
    (Park Ridge Housing Inc. Project) (NR,
    AA)
    7.850% 02/01/2029........................          530       570,412
  New York State Medical Care Facility
    Finance Agency Hospital & Nursing Home
    Insured Mortgage Revenue (NR, AAA)
    5.500% 02/15/2022........................          795       758,231
  New York State Medical Care Facility
    Financial Agency Revenue (NR, AAA)
    5.750% 08/15/2019........................           60        57,900
  New York State Power Authority Revenue &
    General Purpose Electric Revenue Series R
    (Aaa, AAA)
    7.000% 01/01/2010........................          360       411,750
  New York State Power Authority Revenue &
    General Purpose Series G (Aaa, AAA)
    5.375% 01/01/2010........................           40        39,900
  New York State Power Authority Revenue
    Series V (MBIA Insured) (NR, AAA)
    7.875% 01/01/1998........................          790       843,325
  New York State Throughway Authority General
    Revenue Series B (MBIA Ins.)
    (Aaa, AAA)
    5.000% 01/01/2020........................           30        26,775
  Suffolk County NY Water Authority
    Waterworks Revenue Series V
    (NR, AAA)
    6.750% 06/01/2012........................          580       641,625
                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
NEW YORK -- (CONTINUED)
  Triborough Bridge & Tunnel Authority NY
    Mortgage Recording Tax SOB
    (Aaa, AAA)
    7.125% 01/01/2000........................          625  $    678,125
                                                            ------------
                                                               5,922,912
                                                            ------------
PUERTO RICO -- 4.5%
  Commonwealth of Puerto Rico GO (Baa1, A)
    5.400% 07/01/2007........................          730       728,175
  Puerto Rico Electric Power Authority
    Revenue Series N (Baa1, A-)
    7.125% 07/01/2014........................          135       143,944
                                                            ------------
                                                                 872,119
                                                            ------------
SOUTH DAKOTA -- 5.6%
  Heartland Consumers Power District SD
    Electric Revenue (Aaa, AAA)
    6.375% 01/01/2016........................           30        30,375
  Heartland Consumers Power District SD
    Electric Revenue (Aaa, AAA)
    7.000% 01/01/2016........................          970     1,064,575
                                                            ------------
                                                               1,094,950
                                                            ------------
UTAH -- 2.9%
  Utah State School District Finance
    Cooperative Revenue (Capital Imp.
    Financing Pool) (NR, AA+)
    8.375% 08/15/1998........................          535       567,769
                                                            ------------
VIRGIN ISLANDS -- 3.8%
  Virgin Islands Public Finance Authority
    Revenue
    (NR, BBB)
    7.700% 10/01/2004........................          690       746,925
                                                            ------------
VIRGINIA -- 3.7%
  Fairfax County VA Redevelopment & Housing
    Authority Mortgage Revenue (FHA Insured)
    (NR, AAA)
    7.100% 04/01/2019........................          630       726,862
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA MUNICIPAL BOND FUND PORTFOLIO

                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
WASHINGTON -- 3.6%
  King County WA Series A GO (Aa1, AA+)
    6.200% 01/01/2024........................           40  $     40,900
  Seattle WA Water System Revenue (Aa, AA)
    5.250% 12/01/2023........................          735       664,256
                                                            ------------
                                                                 705,156
                                                            ------------
    TOTAL MUNICIPAL BONDS
     (Cost $17,599,756)......................                 18,096,900
                                                            ------------
U.S. TREASURY
OBLIGATIONS -- 2.0%
  U.S. Treasury Bonds
    8.750% 08/15/2020........................          335       390,205
                                                            ------------
    TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $408,315)........................                    390,205
                                                            ------------
SHORT TERM INVESTMENT -- 4.4%
  Smith Barney Tax Free Money Market Fund....          867       867,178
                                                            ------------
    TOTAL SHORT TERM INVESTMENT
      (Cost $867,178)........................                    867,178
                                                            ------------
TOTAL INVESTMENT AT VALUE -- 98.8%
  (Cost $18,875,249).........................               $ 19,354,283
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%.............
                                                                 226,971
                                                            ------------
NET ASSETS (Applicable to 1,336,820 BEA Shares) --
100.0%....................................................  $ 19,581,254
                                                            ------------
                                                            ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE
($19,581,254  DIVIDED BY 1,336,820).......................        $14.65
                                                            ------------
                                                            ------------



   * Cost for Federal income tax purposes at August 31, 1996 is $18,850,672. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $     603,124
Gross Depreciation...........................        (99,513)
                                               -------------
Net Appreciation.............................  $     503,611
                                               -------------
                                               -------------


The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                            INVESTMENT ABBREVIATIONS

GO............................  General Obligations
SOB...........................  Special Obligations Bonds

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  18,602,539  $   13.92
Accumulated Net Investment Income..         42,930        .03
Accumulated Net Realized Gain on
 Security Transactions.............        422,729        .32
Net Unrealized Appreciation on
 Investments and Other.............        513,056        .38
-------------------------------------------------------------
NET ASSETS                           $  19,581,254  $   14.65
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            Statement of Operations
                       For the Year Ended August 31, 1996


                                                                                    BEA        BEA EMERGING
                                                                               INTERNATIONAL     MARKETS       BEA U.S.
                                                                                   EQUITY         EQUITY     CORE EQUITY
                                                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                               --------------  ------------  ------------
INVESTMENT INCOME
  Dividends..................................................................   $ 14,577,259    $2,544,973    $  781,813
  Interest...................................................................      1,714,487       403,084       201,977
  Foreign taxes withheld.....................................................     (1,099,411)     (226,107)           --
                                                                               --------------  ------------  ------------
    Total Investment Income..................................................     15,192,335     2,721,950       983,790
                                                                               --------------  ------------  ------------
EXPENSES
  Investment advisory fees...................................................      5,993,072     1,289,739       328,320
  Administration service fees................................................      1,123,701       193,461        65,664
  Administration fees........................................................        936,418       161,218        54,720
  Custodian fees.............................................................        776,762       320,568        57,798
  Audit fees.................................................................         73,807        12,000         4,201
  Miscellaneous fees.........................................................         45,000        32,000         2,750
  Printing fees..............................................................         37,722         8,000         2,500
  Registration fees..........................................................         35,000        27,337        38,361
  Legal fees.................................................................         33,125         1,950         1,500
  Transfer agent fees........................................................         21,129        22,113        22,241
  Insurance expense..........................................................         18,931         2,700           776
  Directors fees.............................................................         12,500         2,200           796
  Organization expense.......................................................         10,665        10,665         5,208
                                                                               --------------  ------------  ------------
                                                                                   9,117,832     2,083,951       584,835
  Less fees waived...........................................................       (200,151)     (168,635)     (147,075)
                                                                               --------------  ------------  ------------
    Total Expenses...........................................................      8,917,681     1,915,316       437,760
                                                                               --------------  ------------  ------------
Net Investment Income........................................................      6,274,654       806,634       546,030
                                                                               --------------  ------------  ------------
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
 Transactions:
  Net realized gain (loss) from:
    Security transactions....................................................     34,300,823    (8,165,330)    5,046,088
    Foreign exchange transactions............................................      1,834,308      (101,733)           --
                                                                               --------------  ------------  ------------
                                                                                  36,135,131    (8,267,063)    5,046,088
                                                                               --------------  ------------  ------------
  Net unrealized appreciation(depreciation):
    Investments..............................................................      7,908,456    11,411,914       322,074
    Translation of assets and liabilities in foreign currencies..............         16,741          (357)           --
                                                                               --------------  ------------  ------------
                                                                                   7,925,197    11,411,557       322,074
                                                                               --------------  ------------  ------------
Net Gain On Investments And Foreign Currency Transactions....................     44,060,328     3,144,494     5,368,162
                                                                               --------------  ------------  ------------
Net Increase In Net Assets Resulting From Operations.........................   $ 50,334,982    $3,951,128    $5,914,192
                                                                               --------------  ------------  ------------
                                                                               --------------  ------------  ------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996


                                                                      BEA U.S.    BEA GLOBAL                     BEA
                                                                        CORE         FIXED       BEA HIGH     MUNICIPAL
                                                                    FIXED INCOME    INCOME        YIELD       BOND FUND
                                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                    ------------  -----------  ------------  ------------
INVESTMENT INCOME
  Dividends.......................................................   $       --    $      --   $     42,222   $       --
  Interest........................................................    8,335,642    2,079,874      8,967,348    1,297,791
                                                                    ------------  -----------  ------------  ------------
    Total Investment Income.......................................    8,335,642    2,079,874      9,009,570    1,297,791
                                                                    ------------  -----------  ------------  ------------
EXPENSES
  Investment advisory fees........................................      450,786      157,059        643,353      161,784
  Administration service fees.....................................      180,314       47,118        137,861       34,668
  Administration fees.............................................      150,262       39,265        114,885       28,890
  Custodian fees..................................................       66,892       39,448         40,862       19,545
  Audit fees......................................................        9,200        3,250          5,000        5,731
  Miscellaneous fees..............................................       12,000        1,110          4,750        9,000
  Printing fees...................................................        1,162          236         10,058        5,357
  Registration fees...............................................       39,323       22,754         22,000       31,384
  Legal fees......................................................        2,500          544          1,878        2,158
  Transfer agent fees.............................................       21,643       20,701         19,603       19,850
  Insurance expense...............................................        1,600          450          2,737          750
  Directors fees..................................................          875          250          2,173          700
  Organization expense............................................        4,136        5,409         10,665        7,433
                                                                    ------------  -----------  ------------  ------------
                                                                        940,693      337,594      1,015,825      327,250
  Less fees waived................................................     (339,645)    (102,006)      (206,745)     (96,130)
                                                                    ------------  -----------  ------------  ------------
      Total Expenses..............................................      601,048      235,588        809,080      231,120
                                                                    ------------  -----------  ------------  ------------
Net Investment Income.............................................    7,734,594    1,844,286      8,200,490    1,066,671
                                                                    ------------  -----------  ------------  ------------
Realized and Unrealized Gain (Loss) on Investments and Foreign
 Currency Transactions:
  Net realized gain (loss) from:
    Security transactions.........................................    1,269,541      746,851       (524,984)     908,389
    Foreign exchange transactions.................................       16,937      523,986             --           --
                                                                    ------------  -----------  ------------  ------------
                                                                      1,286,478    1,270,837       (524,984)     908,389
                                                                    ------------  -----------  ------------  ------------
  Net unrealized appreciation(depreciation):
    Investments...................................................   (4,182,075)    (278,160)     2,587,803   (1,524,506)
    Translation of assets and liabilities in foreign currencies...      (13,236)    (255,028)            --           --
                                                                    ------------  -----------  ------------  ------------
                                                                     (4,195,311)    (533,188)     2,587,803   (1,524,506)
                                                                    ------------  -----------  ------------  ------------
Net Gain (Loss) On Investments And Foreign Currency Transactions..   (2,908,833)     737,649      2,062,819     (616,117)
                                                                    ------------  -----------  ------------  ------------
Net Increase In Net Assets Resulting From Operations..............   $4,825,761    $2,581,935  $ 10,263,309   $  450,554
                                                                    ------------  -----------  ------------  ------------
                                                                    ------------  -----------  ------------  ------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      Statements of Changes in Net Assets


                                                                  BEA INTERNATIONAL              BEA EMERGING MARKETS
                                                                   EQUITY PORTFOLIO                EQUITY PORTFOLIO
                                                            ------------------------------  ------------------------------
                                                             FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                             ENDED AUGUST    ENDED AUGUST    ENDED AUGUST    ENDED AUGUST
                                                               31, 1996        31, 1995        31, 1996        31, 1995
                                                            --------------  --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income...................................  $    6,274,654   $  2,606,678    $    806,634    $     26,113
  Net gain (loss) on investments and foreign currency
   transactions...........................................      44,060,328    (67,759,705)      3,144,494     (32,385,113)
                                                            --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting from
   operations.............................................      50,334,982    (65,153,027)      3,951,128     (32,359,000)
                                                            --------------  --------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..............................................      (2,649,123)            --        (401,495)       (394,002)
Distributions to shareholders from net realized capital
 gains:
  BEA shares..............................................              --    (32,112,690)             --      (5,374,023)
                                                            --------------  --------------  --------------  --------------
Total distributions to shareholders.......................      (2,649,123)   (32,112,690)       (401,495)     (5,768,025)
                                                            --------------  --------------  --------------  --------------
Net capital share transactions............................    (138,669,688)   103,330,556     (17,180,987)     25,774,209
                                                            --------------  --------------  --------------  --------------
Total increase (decrease) in net assets...................     (90,983,829)     6,064,839     (13,631,354)    (12,352,816)
Net Assets:
  Beginning of year.......................................     773,254,630    767,189,791     128,322,563     140,675,379
                                                            --------------  --------------  --------------  --------------
  End of year.............................................  $  682,270,801   $773,254,630    $114,691,209    $128,322,563
                                                            --------------  --------------  --------------  --------------
                                                            --------------  --------------  --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                          BEA U.S. CORE EQUITY PORTFOLIO      BEA U.S. CORE FIXED INCOME
                                                        ----------------------------------            PORTFOLIO
                                                                          FOR THE PERIOD    ------------------------------
                                                         FOR THE YEAR      SEPTEMBER 1,      FOR THE YEAR    FOR THE YEAR
                                                         ENDED AUGUST   1994(1) TO AUGUST    ENDED AUGUST    ENDED AUGUST
                                                           31, 1996          31, 1995          31, 1996        31, 1995
                                                        --------------  ------------------  --------------  --------------
Increase in net assets:
Operations:
  Net investment income...............................   $    546,030      $    351,583      $  7,734,594    $  4,392,275
  Net gain (loss) on investments and foreign currency
   transactions.......................................      5,368,162         4,351,342        (2,908,833)      3,524,378
                                                        --------------  ------------------  --------------  --------------
  Net increase in net assets resulting from
   operations.........................................      5,914,192         4,702,925         4,825,761       7,916,653
                                                        --------------  ------------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..........................................       (384,500)         (102,838)       (7,217,136)     (3,353,829)
Distributions to shareholders from net realized
 capital gains:
  BEA shares..........................................     (2,961,757)               --        (1,598,598)             --
                                                        --------------  ------------------  --------------  --------------
Total distributions to shareholders...................     (3,346,257)         (102,838)       (8,815,734)     (3,353,829)
                                                        --------------  ------------------  --------------  --------------
Net capital share transactions........................     24,803,723        27,043,539        23,336,409      64,671,197
                                                        --------------  ------------------  --------------  --------------
Total increase in net assets..........................     27,371,658        31,643,626        19,346,436      69,234,021
Net Assets:
  Beginning of year...................................     31,643,776               150        99,249,839      30,015,818
                                                        --------------  ------------------  --------------  --------------
  End of year.........................................   $ 59,015,434      $ 31,643,776      $118,596,275    $ 99,249,839
                                                        --------------  ------------------  --------------  --------------
                                                        --------------  ------------------  --------------  --------------


(1) Commencement of Operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                               BEA GLOBAL FIXED INCOME
                                                                      PORTFOLIO                BEA HIGH YIELD PORTFOLIO
                                                            ------------------------------  ------------------------------
                                                             FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                             ENDED AUGUST    ENDED AUGUST    ENDED AUGUST    ENDED AUGUST
                                                               31, 1995        31, 1996        31, 1995        31, 1996
                                                            --------------  --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income...................................   $  1,844,286    $  1,270,820    $  8,200,490    $ 13,411,565
  Net gain (loss) on investments and foreign currency
   transactions...........................................        737,649         566,554       2,062,819      (2,367,436)
                                                            --------------  --------------  --------------  --------------
  Net increase in net assets resulting from operations....      2,581,935       1,837,374      10,263,309      11,044,129
                                                            --------------  --------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..............................................     (2,322,498)       (924,756)    (10,165,849)    (12,388,703)
Distributions to shareholders from net realized capital
 gains:
  BEA shares..............................................       (267,603)             --              --              --
                                                            --------------  --------------  --------------  --------------
Total distributions to shareholders.......................     (2,590,101)       (924,756)    (10,165,849)    (12,388,703)
                                                            --------------  --------------  --------------  --------------
Net capital share transactions............................     18,790,839      12,351,849     (77,869,859)     11,448,059
                                                            --------------  --------------  --------------  --------------
Total increase (decrease) in net assets...................     18,782,673      13,264,467     (77,772,399)     10,103,485
Net Assets:
  Beginning of year.......................................     19,564,827       6,300,360     153,620,957     143,517,472
                                                            --------------  --------------  --------------  --------------
  End of year.............................................   $ 38,347,500    $ 19,564,827    $ 75,848,558    $153,620,957
                                                            --------------  --------------  --------------  --------------
                                                            --------------  --------------  --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                BEA MUNICIPAL BOND FUND
                                                                                                       PORTFOLIO
                                                                                             ------------------------------
                                                                                              FOR THE YEAR    FOR THE YEAR
                                                                                              ENDED AUGUST    ENDED AUGUST
                                                                                                31, 1996        31, 1995
                                                                                             --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income....................................................................   $  1,066,671    $  2,273,373
  Net gain (loss) on investments and foreign currency transactions.........................       (616,117)      1,835,066
                                                                                             --------------  --------------
  Net increase in net assets resulting from operations.....................................        450,554       4,108,439
                                                                                             --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares...............................................................................     (1,137,175)     (2,400,128)
Distributions to shareholders from net realized capital gains:
  BEA shares...............................................................................       (629,414)       (174,436)
                                                                                             --------------  --------------
Total distributions to shareholders........................................................     (1,766,589)     (2,574,564)
                                                                                             --------------  --------------
Net capital share transactions.............................................................    (28,080,548)      5,134,026
                                                                                             --------------  --------------
Total increase (decrease) in net assets....................................................    (29,396,583)      6,667,901
Net Assets:
  Beginning of year........................................................................     48,977,837      42,309,936
                                                                                             --------------  --------------
  End of year..............................................................................   $ 19,581,254    $ 48,977,837
                                                                                             --------------  --------------
                                                                                             --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          BEA INTERNATIONAL EQUITY PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                          FOR THE             FOR THE             FOR THE        OCTOBER 1, 1992*
                                        YEAR ENDED          YEAR ENDED          YEAR ENDED              TO
                                      AUGUST 31, 1996     AUGUST 31, 1995     AUGUST 31, 1994     AUGUST 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Net asset value, beginning of
 period............................  $        18.24      $        20.73      $        18.73      $        15.00
                                     -----------------   -----------------   -----------------   -----------------
  Income from investment operations
    Net investment income..........            0.19                0.06                0.05                0.04
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            1.05               (1.75)               2.60                3.69
                                     -----------------   -----------------   -----------------   -----------------
    Total from investment
     operations....................            1.24               (1.69)               2.65                3.73
                                     -----------------   -----------------   -----------------   -----------------
  Less Distributions
    Dividends from net investment
     income........................           (0.07)                 --               (0.05)                 --
    Distributions from capital
     gains.........................              --               (0.80)              (0.60)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Total distributions............           (0.07)              (0.80)              (0.65)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Net asset value, end of
     period........................  $        19.41      $        18.24      $        20.73      $        18.73
                                     -----------------   -----------------   -----------------   -----------------
                                     -----------------   -----------------   -----------------   -----------------
Total return.......................         6.81%(d)            (8.06%)(d)           14.23%(d)        24.87%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period......  $  682,270,801      $  773,254,630      $  767,189,791      $  268,403,524
    Ratio of expenses to average
     net assets....................         1.19%(a)            1.25%(a)            1.25%(a)         1.25%(a)(b)
    Ratio of net investment income
     to average net assets.........           0.84%               0.35%               0.33%             0.41%(b)
    Portfolio turnover rate........             86%                 78%                104%              106%(c)
    Average commission rate (e)....  $        .0007                 N/A                 N/A                 N/A



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA International Equity Portfolio would have been 1.22%, 1.26% and 1.30% for the years ended August 31, 1996, 1995 and 1994, respectively, and 1.46% annualized for the period ended August 31, 1993.


(b) Annualized

(c) Not Annualized

(d) Redemption fees not reflected in total return


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                                     ---------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                         FOR THE           FOR THE           FOR THE         FEBRUARY 1,
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED         1993* TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                     ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        17.67    $        24.58    $        18.38    $        15.00
                                     ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income (loss)...            0.10              0.02             (0.03)             0.02
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            0.48             (5.94)             6.64              3.36
                                     ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            0.58             (5.92)             6.61              3.38
                                     ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.05)            (0.07)            (0.09)               --
    Distributions from capital
     gains.........................              --             (0.92)            (0.32)               --
                                     ---------------   ---------------   ---------------   ---------------
    Total distributions............           (0.05)            (0.99)            (0.41)               --
                                     ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        18.20    $        17.67    $        24.58    $        18.38
                                     ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------
Total return.......................         3.33%(d)       (24.42%)(d)         35.99%(d)      22.53%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period......  $  114,691,209    $  128,322,563    $  140,675,379    $   21,988,062
    Ratio of expenses to average
     net assets....................         1.49%(a)          1.50%(a)          1.50%(a)       1.50%(a)(b)
    Ratio of net investment income
     (loss) to average net
     assets........................           0.63%             0.02%             (0.02)%         0.28%(b)
    Portfolio turnover rate........             79%               79%               54%             38%(c)
    Average commission rate (e)....  $        .0005               N/A               N/A               N/A



(a) Without the voluntary waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Emerging Markets Equity Portfolio would have been 1.62%, 1.61% and 2.01% for the years ended August 31, 1996, 1995 and 1994, respectively, and 3.23% annualized for the period ended August 31, 1993.


(b) Annualized

(c) Not Annualized

(d) Redemption fees not reflected in total return


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                      BEA U.S. CORE EQUITY PORTFOLIO
                                     ---------------------------------          BEA U.S. CORE FIXED INCOME PORTFOLIO
                                                                         ---------------------------------------------------
                                                       FOR THE PERIOD                                        FOR THE PERIOD
                                         FOR THE        SEPTEMBER 1,         FOR THE           FOR THE       APRIL 1, 1994*
                                       YEAR ENDED         1994* TO         YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        17.86    $        15.00    $        15.42    $        14.77    $        15.00
                                     ---------------   ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.20              0.22              0.95              0.88              0.42
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            2.81              2.72             (0.16)             0.61             (0.40)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            3.01              2.94              0.79              1.49              0.02
                                     ---------------   ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.21)            (0.08)            (0.93)            (0.84)            (0.25)
    Distributions from capital
     gains.........................           (1.61)               --             (0.22)               --                --
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Total distributions............           (1.82)            (0.08)            (1.15)            (0.84)            (0.25)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        19.05    $        17.86    $        15.06    $        15.42    $        14.77
                                     ---------------   ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Total return.......................          17.59%            19.75%             5.23%            10.60%           0.17%(c)
Ratio/Supplemental Data
    Net assets, end of period......  $   59,015,434    $   31,643,776    $  118,596,275    $   99,249,839    $   30,015,818
    Ratio of expenses to average
     net assets....................         1.00%(a)          1.00%(a)          0.50%(a)          0.50%(a)       0.50%(a)(b)
    Ratio of net investment income
     to average net assets.........           1.25%             1.59%             6.43%             6.47%           6.04%(b)
    Portfolio turnover rate........            127%              123%              201%              304%            186%(c)
    Average commission rate (e)....  $        .0614               N/A               N/A               N/A               N/A



(a) Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Equity Portfolio would have been 1.34% and 1.51% for the years ended August 31, 1996 and 1995. Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Fixed Income Portfolio would have been .78% and .84% for the years ended August 31, 1996 and 1995, respectively, and .99% annualized for the period ended August 31, 1994.


(b) Annualized.

(c) Not annualized.


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              BEA GLOBAL FIXED INCOME PORTFOLIO
                                     ---------------------------------------------------
                                                                         FOR THE PERIOD
                                         FOR THE           FOR THE       JUNE 28, 1994*
                                       YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.67    $        15.00    $        15.00
                                     ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.87              1.06              0.15
    Net gains (losses) on
     securities (both realized and
     unrealized)...................            0.58              0.49             (0.15)
                                     ---------------   ---------------   ---------------
    Total from investment
     operations....................            1.45              1.55                --
                                     ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (1.22)            (0.88)               --
    Distributions from capital
     gains.........................           (0.15)               --                --
                                     ---------------   ---------------   ---------------
    Total distributions............           (1.37)            (0.88)               --
                                     ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        15.75    $        15.67    $        15.00
                                     ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------
Total return.......................           9.65%            10.72%           0.00%(c)
Ratio/Supplemental Data
Net assets, end of period..........  $   38,347,500    $   19,564,827    $    6,300,360
    Ratio of expenses to average
     net assets....................         0.75%(a)          0.75%(a)       0.75%(a)(b)
    Ratio of net investment income
     to average net assets.........           7.37%             7.26%           5.64%(b)
    Portfolio turnover rate........             87%               91%              0%(c)



(a) Without the voluntary waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Global Fixed Income Portfolio would have been 1.07% and 1.29% for the years ended August 31, 1996 and 1995, respectively, and 1.92% annualized for the period ended August 31, 1994.


(b) Annualized.


(c) Not annualized.


*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           BEA HIGH YIELD PORTFOLIO
                                     ---------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                         FOR THE           FOR THE           FOR THE       MARCH 31, 1993*
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                     ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.72    $        15.94    $        16.94    $        15.00
                                     ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            1.47              1.42              1.20              0.52
    Net gains (losses) on
     securities (both realized and
     unrealized)...................            0.40             (0.30)            (0.77)             1.42
                                     ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            1.87              1.12              0.43              1.94
                                     ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (1.50)            (1.34)            (1.43)               --
    Distributions from capital
     gains.........................              --                --                --                --
                                     ---------------   ---------------   ---------------   ---------------
    Total distributions............           (1.50)            (1.34)            (1.43)               --
                                     ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        16.09    $        15.72    $        15.94    $        16.94
                                     ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------
Total return.......................          12.42%           7.79%(d)          2.24%(d)      12.93%(c)(d)
Ratio/Supplemental Data
Net assets, end of period..........  $   75,848,558    $  153,620,957    $  143,517,472    $   98,356,591
    Ratio of expenses to average
     net assets....................         0.88%(a)          1.00%(a)          1.00%(a)       1.00%(a)(b)
    Ratio of net investment income
     to average net assets.........           8.92%             9.37%             7.73%           7.56%(b)
    Portfolio turnover rate........            143%               70%              121%             72%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA High Yield Portfolio would have been 1.11%, 1.08% and 1.13% for the years ended August 31, 1996, 1995 and 1994, respectively, and 1.17% annualized for the period ended August 31, 1993.


(b) Annualized.

(c) Not annualized.

(d) Redemption fees not reflected in total return.

*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              BEA MUNICIPAL BOND FUND PORTFOLIO
                                     ---------------------------------------------------
                                                                         FOR THE PERIOD
                                         FOR THE           FOR THE       JUNE 20, 1994*
                                       YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.46    $        15.06    $        15.00
                                     ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.73              0.71              0.09
    Net gains(losses) on securities
     (both realized and
     unrealized)...................           (0.37)             0.50             (0.03)
                                     ---------------   ---------------   ---------------
    Total from investment
     operations....................            0.36              1.21              0.06
                                     ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.74)            (0.76)               --
    Distributions from capital
     gains.........................           (0.43)            (0.05)               --
                                     ---------------   ---------------   ---------------
    Total distributions............           (1.17)            (0.81)               --
                                     ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        14.65    $        15.46    $        15.06
                                     ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------
Total return.......................           2.27%             8.42%           0.40%(c)
Ratio/Supplemental Data
    Net assets, end of period......  $   19,581,254    $   48,977,837    $   42,309,936
    Ratio of expenses to average
     net assets....................         1.00%(a)          1.00%(a)       1.00%(a)(b)
    Ratio of net investment income
     to average net assets.........           4.62%             4.76%           3.27%(b)
    Portfolio turnover rate........             34%               25%              9%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA Municipal Bond Fund Portfolio would have been 1.42% and 1.19% for the years ended August 31, 1996 and 1995, respectively, and 1.34% annualized for the period ended August 31, 1994.


(b) Annualized.

(c) Not annualized.

*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         Notes to Financial Statements
                                August 31, 1996

NOTE 1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988, and currently has seventeen investment Portfolios, seven of which are included in these financial statements.

    The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations. The BEA Family represents interests in seven portfolios which are covered by this report.

            A) SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

            B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in the Portfolio's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

            C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses, principally transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

            D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and net realized capital gains will be declared and paid at least annually. The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts.

            E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio qualify for and elect the tax treatment applicable to regulated investment companies under the
    Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

            F) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.


            G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    Some countries in which the portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.


    The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.



    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.



    In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and a Portfolio's net asset value.


NOTE 2.TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
    Pursuant to Investment Advisory Agreements, BEA Associates ("BEA"), a U.S. investment advisory firm, serves as investment advisor for each of the seven portfolios described herein.

    For its advisory services, BEA is entitled to receive the following fees, computed daily and payable monthly on a portfolio's average daily net assets:

              PORTFOLIO                              ANNUAL RATE
--------------------------------------  --------------------------------------
BEA International Equity Portfolio      0.80% of average daily net assets
BEA Emerging Markets Equity Portfolio   1.00% of average daily net assets
BEA U.S. Core Equity Portfolio          0.75% of average daily net assets
BEA U.S. Core Fixed Income Portfolio    0.375% of average daily net assets
BEA Global Fixed Income Portfolio       0.50% of average daily net assets
BEA High Yield Portfolio                0.70% of average daily net assets
BEA Municipal Bond Fund Portfolio       0.70% of average daily net assets

    BEA may, at its discretion, voluntarily waive all or any portion of its advisory fee for either of the portfolios. For the year ended August 31, 1996, advisory fees and waivers for each of the seven investment portfolios were as follows:

                                         GROSS                            NET
                                      ADVISORY FEE       WAIVER       ADVISORY FEE
                                     --------------  --------------  --------------
BEA International Equity Portfolio    $   5,993,072    $         --   $   5,993,072
BEA Emerging Markets Equity
Portfolio                                 1,289,739              --       1,289,739
BEA U.S. Core Equity Portfolio              328,320         (93,430)        234,890
BEA U.S. Core Fixed Income
Portfolio                                   450,786        (134,639)        316,147
BEA Global Fixed Income Portfolio           157,059         (53,915)        103,144
BEA High Yield Portfolio                    643,353        (100,763)        542,590
BEA Municipal Bond Fund Portfolio           161,784         (68,790)         92,994

    PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each portfolio's transfer and dividend disbursing agent. In addition, PFPC serves as administrator for each of the seven portfolios. PFPC's administration fee is computed daily and payable monthly at an annual rate of
 .125% of each Portfolio's average daily net assets.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 2.TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
    PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the portfolios. For the year ended August 31, 1996, administration fees for each of the seven investment portfolios were as follows:

                                         GROSS                            NET
                                     ADMINISTRATION                  ADMINISTRATION
                                          FEE            WAIVER           FEE
                                     --------------  --------------  --------------
BEA International Equity Portfolio     $    936,418         $(5,204)   $    931,214
BEA Emerging Markets Equity
Portfolio                                   161,218          (8,509)        152,709
BEA U.S. Core Equity Portfolio               54,720              --          54,720
BEA U.S. Core Fixed Income
Portfolio                                   150,262         (48,084)        102,178
BEA Global Fixed Income Portfolio            39,265          (7,853)         31,412
BEA High Yield Portfolio                    114,885         (12,483)        102,402
BEA Municipal Bond Fund Portfolio            28,890              --          28,890

    Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Counsellors Securities Inc., serves as administrative services agent. An administrative service fee is computed daily and payable monthly at an annual rate of .15% of each portfolio's average daily net assets.

NOTE 3.PURCHASES AND SALES OF SECURITIES
    For the year ended August 31, 1996, purchases and sales of investment securities (other than short-term investments) were as follows:


                                                   INVESTMENT SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                               -----------------------------   ---------------------------
                                                 PURCHASES         SALES        PURCHASES        SALES
                                               -------------   -------------   ------------   ------------
BEA International Equity Portfolio              $620,162,213    $730,006,726     $       --     $       --
BEA Emerging Markets Equity Portfolio             96,948,942     111,827,920             --             --
BEA U.S. Core Equity Portfolio                    72,478,392      52,344,258             --             --
BEA U.S. Core Fixed Income Portfolio             162,070,786     121,353,161    113,926,558    105,129,232
BEA Global Fixed Income Portfolio                 20,983,511       9,433,901     16,996,868     14,091,064
BEA High Yield Portfolio                         115,438,832     181,333,821      8,941,087     21,682,861
BEA Municipal Bond Fund Portfolio                  6,047,590      36,230,309       1,525,89      1,090,739


    For the year ended August 31, 1996, purchases include $6,926,876, $753,018, $13,122,108, and $992,174 of investment securities received from shareholders in exchange for 413,792 shares, 40,650 shares, 833,800 shares, and 68,007 shares sold by the BEA Emerging Markets Equity Portfolio, BEA U.S. Core Equity Portfolio, BEA U.S. Core Fixed Income Portfolio and BEA Municipal Bond Fund Portfolio, respectively. For the year ended August 31, 1996, sales include $93,483,064, and $22,092,445 of investment securities delivered to shareholders in exchange for 4,928,316 shares, and 1,470,868 shares redeemed by the BEA International Equity Portfolio and BEA U.S. Core Fixed Income Portfolio, respectively. This resulted in a gain of $8,745,063 for the BEA International Equity Portfolio and a loss of $371,989 for the BEA U.S. Core Fixed Income Portfolio.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 4.CAPITAL SHARES

    Transactions in capital shares for each period were as follows:

                                  BEA INTERNATIONAL EQUITY                             BEA EMERGING MARKETS EQUITY
                                          PORTFOLIO                                             PORTFOLIO
                    -----------------------------------------------------  ----------------------------------------------------
                        FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                         AUGUST 31, 1996             AUGUST 31, 1995            AUGUST 31, 1996            AUGUST 31, 1995
                    --------------------------  -------------------------  -------------------------  -------------------------
                      SHARES         VALUE        SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
Shares sold           8,492,355  $ 158,914,042    7,555,790  $141,210,504    1,930,842  $ 33,432,364    2,740,756  $ 45,977,774
Shares issued in
  reinvestment of
  dividends             137,894      2,523,456    1,783,551    31,977,179       19,043       323,156      290,750     5,614,374
Shares
  repurchased, net
  of redemption
  fees              (15,886,499)  (300,107,186)  (3,955,727)  (69,857,127)  (2,909,721)  (50,936,507)  (1,493,908)  (25,817,939)
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
Net increase
  (decrease)         (7,256,250) $(138,669,688)   5,383,614  $103,330,556     (959,836) $(17,180,987)   1,537,598  $ 25,774,209
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
BEA Shares
  Authorized        500,000,000                 500,000,000                500,000,000                500,000,000
                    -----------                 -----------                -----------                -----------
                    -----------                 -----------                -----------                -----------

                                   BEA U.S. CORE EQUITY                             BEA U.S. CORE FIXED INCOME
                                        PORTFOLIO                                            PORTFOLIO
                    --------------------------------------------------  ---------------------------------------------------
                       FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED         FOR THE YEAR ENDED
                        AUGUST 31, 1996           AUGUST 31, 1995            AUGUST 31, 1996           AUGUST 31, 1995
                    ------------------------  ------------------------  -------------------------  ------------------------
                      SHARES        VALUE       SHARES        VALUE       SHARES        VALUE        SHARES        VALUE
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
Shares sold           1,435,791  $27,128,776    1,883,469  $28,923,460    4,441,435  $ 68,996,273    4,372,374  $64,282,193
Shares issued in
  reinvestment of
  dividends             188,415    3,346,258        7,112      102,838      576,935     8,756,243      229,407    3,338,279
Shares
  repurchased, net
  of redemption
  fees                 (298,285)  (5,671,311)    (118,327)  (1,982,759)  (3,583,115)  (54,416,107)    (195,402)  (2,949,275)
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
Net increase          1,325,921  $24,803,723    1,772,254  $27,043,539    1,435,255  $ 23,336,409    4,406,379  $64,671,197
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
BEA Shares
  Authorized        500,000,000               500,000,000               500,000,000                500,000,000
                    -----------               -----------               -----------                -----------
                    -----------               -----------               -----------                -----------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 4.CAPITAL SHARES (CONTINUED)

                                 BEA GLOBAL FIXED INCOME                                   BEA HIGH YIELD
                                        PORTFOLIO                                             PORTFOLIO
                    --------------------------------------------------  -----------------------------------------------------
                       FOR THE YEAR ENDED        FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                        AUGUST 31, 1996           AUGUST 31, 1995            AUGUST 31, 1996             AUGUST 31, 1995
                    ------------------------  ------------------------  --------------------------  -------------------------
                      SHARES        VALUE       SHARES        VALUE       SHARES         VALUE         SHARES        VALUE
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
Shares sold           1,105,942  $17,551,485      766,650  $11,427,093    3,372,093  $  54,558,056       580,982  $ 8,824,836
Shares issued in
  reinvestment of
  dividends             162,519    2,519,968       61,519      924,756      629,920      9,902,559       825,245   12,285,993
Shares
  repurchased, net
  of redemption
  fees                  (81,878)  (1,280,614)     --           --        (9,062,440)  (142,330,474)     (632,837)  (9,662,770)
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
Net increase
  (decrease)          1,186,583  $18,790,839      828,169  $12,351,849   (5,060,427) $ (77,869,859)      773,390  $11,448,059
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
BEA Shares
  Authorized        500,000,000               500,000,000               500,000,000                  500,000,000
                    -----------               -----------               -----------                 ------------
                    -----------               -----------               -----------                 ------------

                                                                 BEA MUNICIPAL BOND
                                                                      PORTFOLIO
                                               -------------------------------------------------------
                                                   FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                    AUGUST 31, 1996              AUGUST 31, 1995
                                               --------------------------   --------------------------
                                                 SHARES         VALUE         SHARES         VALUE
                                               -----------   ------------   -----------   ------------
Shares sold                                        315,445   $  4,700,422       935,296   $ 13,666,897
Shares issued in reinvestment of dividends         109,160      1,656,622       123,547      1,831,054
Shares repurchased, net of redemption fees      (2,256,456)   (34,437,592)     (699,839)   (10,363,925)
                                               -----------   ------------   -----------   ------------
Net increase (decrease)                         (1,831,851)  $(28,080,548)      359,004   $  5,134,026
                                               -----------   ------------   -----------   ------------
                                               -----------   ------------   -----------   ------------
BEA Shares Authorized                          500,000,000                  500,000,000
                                               -----------                  -----------
                                               -----------                  -----------

NOTE 5.RESTRICTED SECURITIES
    Certain of the BEA International Equity Portfolio's investments are restricted as to resale and are valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value available. The table below shows the number of shares held, the acquisition date, value as of August 31, 1996, percentage of net assets which the securities comprise, aggregate cost and unit value of the securities.

                              NUMBER OF     ACQUISITION   08/31/96 FAIR  PERCENTAGE OF                   VALUE PER
                               SHARES          DATE           VALUE       NET ASSETS    SECURITY COST      UNIT
                            -------------  -------------  -------------  -------------  -------------  -------------
Sodigas Pampeana                558,962        1/14/93     $   844,809        0.1%       $   566,038     $   1.511
Sodigas del Sur                 403,923        1/14/93         745,416        0.1%           384,038         1.845
Geotek Communications,
Inc.                                600        5/26/95       6,476,842        0.8%         6,000,000        10,795
                                                          -------------                 -------------
                                                           $ 8,067,067                   $ 6,950,076
                                                          -------------                 -------------
                                                          -------------                 -------------

NOTE 6.CAPITAL LOSS CARRYOVER

    At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $26,922,032 in the BEA International Equity Portfolio which expires in 2003, $22,315,875 in the Emerging Markets Equity Portfolio which expires in 2004 and $13,514,163 in the BEA High Yield Portfolio of which $8,528,142 expires in 2001 and $4,986,021 expires in 2003. In addition, deferred post-October 31, 1995 losses were available to offset future net capital gains through August 31, 1996 as follows: $2,694,725 in the BEA High Yield Portfolio.


NOTE 7.FORWARD FOREIGN CURRENCY CONTRACTS
    The Funds will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

    Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's Portfolio Securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended August 31, 1996, the BEA International Equity Portfolio, the BEA U.S. Core Fixed Income Portfolio and the BEA Global Fixed Income Portfolio entered into forward foreign currency contracts.

    The BEA U.S. Core Fixed Income Portfolio's open Forward Foreign Currency Contract at August 31, 1996 was as follows:

                                                                      UNREALIZED
                                   FOREIGN                              FOREIGN
  FORWARD CURRENCY     EXPIRATION  CURRENCY   CONTRACT   CONTRACT      EXCHANGE
      CONTRACT           DATE     TO BE SOLD   AMOUNT      VALUE      GAIN/(LOSS)
---------------------  ---------  ----------  ---------  ---------  ---------------
Canadian Dollars        09/17/96    932,000   $ 678,852  $ 681,586     $  (2,734)
German Deutschemarks    09/17/96    350,000     229,358    236,823        (7,465)
                                              ---------  ---------  ---------------
                                              $ 908,210  $ 918,409     $ (10,199)
                                              ---------  ---------  ---------------
                                              ---------  ---------  ---------------


                                   FOREIGN                            UNREALIZED
                                   CURRENCY                             FOREIGN
  FORWARD CURRENCY     EXPIRATION   TO BE     CONTRACT   CONTRACT      EXCHANGE
      CONTRACT           DATE     PURCHASED    AMOUNT      VALUE      GAIN/(LOSS)
---------------------  ---------  ----------  ---------  ---------  ---------------
German Deutschemarks    09/17/96    350,000   $ 237,649  $ 236,823     $    (826)
                                              ---------  ---------  ---------------
                                              ---------  ---------  ---------------


    The BEA Global Fixed Income Portfolio's open Forward Foreign Currency Contracts at August 31, 1996 were as follows:

                                                                                UNREALIZED
                                     FOREIGN                                      FOREIGN
  FORWARD CURRENCY     EXPIRATION    CURRENCY       CONTRACT      CONTRACT       EXCHANGE
      CONTRACT           DATE       TO BE SOLD       AMOUNT        VALUE         GAIN/LOSS
---------------------  ---------  --------------  ------------  ------------  ---------------
Australian Dollars      09/17/96        355,000   $    280,450  $    280,495    $       (45)
Australian Dolars       09/17/96      1,005,000        793,649       794,077           (428)
Canadian Dollars        09/17/96        740,000        543,970       541,173          2,797
German Deutschemarks    09/17/96         94,000         61,599        63,604         (2,005)
German Deutschemarks    09/17/96      1,900,000      1,250,000     1,285,608        (35,608)
German Deutschemarks    09/17/96      4,424,000      2,897,753     2,993,437        (95,684)
Italian Lira            09/17/96  1,562,000,000      1,009,110     1,032,495        (23,385)
Italian Lira            09/17/96  1,880,000,000      1,214,550     1,189,815         24,735
Japanese Yen            09/17/96    163,620,000      1,500,000     1,509,660         (9,660)
Netherlands Guilder     09/17/96        611,500        358,577       369,081        (10,504)
Netherlands Guilder     09/17/96      6,204,000      3,634,446     3,744,523       (110,077)
Swedish Krona           09/17/96        368,000         54,498        55,572         (1,074)
                                                  ------------  ------------  ---------------
                                                  $ 13,598,602  $ 13,859,540    $  (260,938)
                                                  ------------  ------------  ---------------
                                                  ------------  ------------  ---------------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 1996

NOTE 7.FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED)

                                     FOREIGN                                  UNREALIZED
                                     CURRENCY                                   FOREIGN
  FORWARD CURRENCY     EXPIRATION     TO BE        CONTRACT     CONTRACT       EXCHANGE
      CONTRACT           DATE       PURCHASED       AMOUNT        VALUE        GAIN/LOSS
---------------------  ---------  --------------  -----------  -----------  ---------------
French Francs           09/17/96        273,000   $    52,665  $    53,963     $   1,298
French Francs           09/17/96      4,250,000       820,622      840,080        19,458
French Francs           09/17/96      5,987,000     1,155,792    1,183,427        27,635
German Deutschemarks    09/17/96         94,000        62,499       63,604         1,105
German Deutschemarks    09/17/96      1,800,000     1,196,188    1,217,944        21,756
Great Britain Pounds    09/17/96        220,000       336,600      343,449         6,849
Italian Lira            09/17/96  1,880,000,000     1,203,046    1,189,815       (13,231)
Japanese Yen            09/17/96    175,000,000     1,638,960    1,614,659       (24,301)
Netherlands Guilder     09/17/96        611,500       362,983      369,081         6,098
Netherlands Guilder     09/17/96      1,950,000     1,150,266    1,176,953        26,687
Spanish Pesetas         09/17/96     52,200,000       401,322      416,860        15,538
                                                  -----------  -----------  ---------------
                                                  $ 8,380,943  $ 8,469,835     $  88,892
                                                  -----------  -----------  ---------------
                                                  -----------  -----------  ---------------

                       REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC:



    We have audited the accompanying statements of net assets of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Portfolios of The RBB Fund Inc., as of August 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Portfolios of The RBB Fund Inc., as of August 31, 1996 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 11, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               BEA ADVISOR FUNDS



                              INTERNATIONAL EQUITY
                            EMERGING MARKETS EQUITY
                           GLOBAL TELECOMMUNICATIONS
                                   HIGH YIELD


                             ---------------------

                                   PROSPECTUS

                             ---------------------


                                NOVEMBER 1, 1996


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                             ---------
Annual Fund Operating Expenses.............................................................................          2
Financial Highlights.......................................................................................          4
The Company................................................................................................          4
Investment Objectives and Policies.........................................................................          4
Investment Limitations.....................................................................................          7
Risk Factors...............................................................................................          8
Management.................................................................................................          9
Expenses...................................................................................................         11
How to Purchase Shares.....................................................................................         12
How to Redeem Shares.......................................................................................         13
Net Asset Value............................................................................................         15
Dividends and Distributions................................................................................         15
Taxes......................................................................................................         15
Shareholder Servicing......................................................................................         17
Multi-Class Structure......................................................................................         17
Description of Shares......................................................................................         17
Other Information..........................................................................................         18

--------------------------------------------------------------------------------

                               BEA ADVISOR FUNDS



    The Advisor Classes of the BEA Family consist of four classes of common stock of the Company Fund, Inc. ("the Company"), an open-end management investment company. Shares (collectively, the "Advisor Shares" or "Shares") of such classes (the "Advisor Classes" or "Classes") are offered by this Prospectus and represent interests in one of four of the investment portfolios of the Company described in this Prospectus (collectively, the "Funds"). The investment objective of each Fund described in this Prospectus is as follows:



       BEA INTERNATIONAL EQUITY FUND -- to provide long-term appreciation of capital. The Fund will invest primarily in equity securities of non-U.S. issuers.



       BEA EMERGING MARKETS EQUITY FUND -- provide long-term appreciation of capital. The Fund will invest primarily in equity securities in emerging country markets.



       BEA GLOBAL TELECOMMUNICATIONS FUND -- to provide long-term appreciation of capital. The Fund will invest primarily in equity securities of telecommunications companies, both foreign and domestic.



       BEA HIGH YIELD FUND -- to provide a high total return. The Fund will invest primarily in high yield fixed income securities (also known as "junk bonds") issued by corporations, governments and agencies, both domestic and foreign. The Fund will invest without regard to maturity or credit quality limitations.



    There can be, of course, no assurance that a Fund's investment objective will be achieved. Investments in the Portfolios involve certain risks. See "Risk Factors."



    THE BEA HIGH YIELD FUND MAY INVEST ITS ASSETS WITHOUT LIMITATION IN SECURITIES WHICH MAY INCLUDE BELOW INVESTMENT-GRADE QUALITY SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF LOSS OF PRINCIPAL AND INTEREST, THAN THOSE INVOLVED WITH INVESTMENT GRADE SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND. SEE "RISK FACTORS."



    BEA Associates ("BEA" or the "Adviser"), a U.S. investment advisory firm, will act as the investment adviser to each Fund. BEA emphasizes a global investment strategy and, as of September 30, 1996, acted as adviser for approximately $29 billion of assets.



    This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated November 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Company's transfer agent by calling (800) 401-2230.



    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                      NOVEMBER 1, 1996

--------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES



                                                                      BEA
                                                         BEA        EMERGING         BEA U.S.
                                                    INTERNATIONAL   MARKETS           GLOBAL               BEA
                                                       EQUITY        EQUITY     TELECOMMUNICATIONS     HIGH YIELD
                                                        FUND          FUND             FUND               FUND
                                                    -------------   --------   ---------------------  -------------
Management Fees*..................................       .80%         1.00%               1.00%               .45%
12b-1 Fees........................................       .25%          .25%                .25%               .25%
Other Expenses....................................       .39%          .49%                .40%               .25%
                                                         ---           ---                 ---                ---
Total Fund Operating Expenses.....................      1.44%         1.74%               1.65%               .95%
                                                         ---           ---                 ---                ---
                                                         ---           ---                 ---                ---


------------------------
* Management fees are each based on average daily net assets and are calculated daily and paid monthly.

--------------------------------------------------------------------------------
EXAMPLE


    An investor would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) a 5% annual return, and (2) redemption at the end of each time period.



                                                                         ONE     THREE     FIVE       TEN
                                                                         YEAR    YEARS     YEARS     YEARS
                                                                        ------   ------   -------   -------
BEA International Equity Fund.........................................  $15      $46      $ 79      $172
BEA Emerging Markets Equity Fund......................................  $18      $55      $ 94      $205
BEA Global Telecommunications Fund....................................  $17      $52       N/A       N/A
BEA High Yield Fund...................................................  $10      $30      $ 52      $115



    The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



    The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in each of the Funds will bear directly or indirectly. The Other Expense figures are restated from fees and costs of the Institutional Classes of the Funds as of August 31, 1996, except for BEA Global Telecommunications Fund, for which Other Expenses are estimated for the current fiscal year. Actual expenses may be greater or less than such costs and fees.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


    Financial highlights are not available for the Advisor Classes of the Funds because, as of the date of this prospectus, such classes had no operating history.



                                  THE COMPANY



    The Company is an open-end management investment company that currently operates or proposes to operate nineteen separate investment portfolios. Each of the four Classes of Shares offered by this Prospectus represents interests in one of the four Funds. Each Fund is non-diversified. The Company was incorporated in Maryland on February 29, 1988.



    The Funds are designed primarily for investors seeking investment of funds held in an advisory or other similar capacity, which may include the investment of funds held or managed by broker-dealers, investment counselors and financial planners. Investment professionals such as those listed above may purchase Shares for discretionary or non-discretionary accounts maintained by individuals.


                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Fund may not be changed without the affirmative vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). As with other mutual funds, there can be no assurance that any Fund will achieve its investment objective. Because of their different investment emphases, each Fund should be considered as a vehicle for diversification and not as a balanced investment program. The Statement of Additional Information contains a more detailed description of the various investments and investment techniques used by the Funds.



BEA INTERNATIONAL EQUITY FUND



    The BEA International Equity Fund's investment objective is to seek long-term appreciation of capital. The Fund will invest primarily in equity securities of non-U.S. issuers. The Fund defines equity securities of non-U.S. issuers as securities of issuers whose principal activities are outside the United States. The Fund expects that its investments will be concentrated in Argentina, Australia, Austria, Brazil, Canada, Chile, Colombia, Denmark, England, Finland, France, Germany, Greece, Hong Kong, Hungary, Italy, Japan, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand and Venezuela. The Fund may invest in securities of issuers in Emerging Markets, as defined below under "Investment Objectives and Policies -- BEA Emerging Markets Equity Fund," but does not expect to invest more than 40% of its total assets in securities of issuers in Emerging Markets. The Fund will invest in securities of issuers from at least three countries outside the United States.



    Under normal market conditions, the Fund will invest a minimum of 80% of its total assets in equity securities of non-U.S. issuers. Such equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.



    The Fund may invest up to 20% of its total assets in debt securities issued by U.S. or foreign governments or corporations, although it does not currently intend to invest more than 5% of its net assets in debt securities. The Fund has no limitation on the maturity or the credit quality of the debt securities in which it invests, which may include lower-quality, high yielding securities, commonly known as "junk bonds." See "Risk Factors -- Lower-Rated Securities."



BEA EMERGING MARKETS EQUITY FUND



    The BEA Emerging Markets Equity Fund's investment objective is to seek long-term appreciation of capital. The Fund will invest primarily in equity securities of issuers in Emerging Markets. As used in this Prospectus, an Emerging Market is any country which is generally considered to be an emerging or developing country by the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations as emerging or developing, at the time of the Fund's investment. The countries that will not be considered Emerging Markets include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany,

--------------------------------------------------------------------------------

Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Switzerland, the United Kingdom and the United States. Under normal market conditions, the Fund will invest a minimum of 80% of its total assets in equity securities of issuers in Emerging Markets. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country. The Fund will at all times, except during defensive periods, maintain investments in at least three Emerging Markets. The Fund normally will not emphasize dividend or interest income in choosing securities, unless BEA believes the income will contribute to the securities' appreciation potential.


    An equity security of an issuer in an Emerging Market is defined as common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies: (i) the principal securities trading market for which is in an Emerging Market; (ii) whose principal trading market is in any country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in Emerging Markets; or (iii) that are organized under the laws of, and with a principal office in, an Emerging Market. Determinations as to eligibility will be made by BEA based on publicly available information and inquiries made to the companies.


    To the extent that the Fund's assets are not invested as described above, the remainder of the assets may be invested in government or corporate debt securities of Emerging Market or developed countries, although the Fund does not presently intend to invest more than 5% of its net assets in debt securities. Debt securities may include lower-rated debt securities (commonly known as "junk bonds"). See "Risk Factors -- Lower-Rated Securities."



BEA GLOBAL TELECOMMUNICATIONS FUND



    The BEA Global Telecommunications Fund's investment objective is long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of telecommunications companies, both foreign and domestic. It is the policy of the Fund under normal market conditions to invest not less than 65% of its total assets in equity securities (including common and preferred stocks, convertible securities and warrants to acquire such equity securities) of telecommunications companies. The Fund will invest in convertible securities based on their underlying equity characteristics without regard to the credit rating of such securities. Such convertible securities may include lower-quality high yielding securities commonly known as "junk bonds." See "-- Risk Factors -- Lower Rated Securities". As a Fund investing in global markets, at least 65% of the Fund's investments will be made in at least three different countries. The Fund considers telecommunications companies to be those which are engaged primarily in designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile communications and cellular radio and paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; video and telex; and emerging technologies combining telephone, television and/or computer systems (collective "telecommunication activity"). A "telecommunications" company is an entity in which (i) at least 50% of either its revenue or earnings was derived from telecommunications activity, or (ii) at least 50% of its assets was devoted to telecommunications activity based on the company's most recent fiscal year. The remainder of the assets of the BEA Global Telecommunications Fund may be invested in non-equity securities or securities issued by companies that are not primarily engaged in telecommunications activities.



    Because the Fund will concentrate its investments in the telecommunications industry, its investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of investment alternatives. The telecommunications industry is subject to extensive governmental regulation, which could adversely affect the

--------------------------------------------------------------------------------

Fund's performance. The nature and scope of such regulation generally is subject to political forces and market considerations, the effect of which cannot be predicted. Telecommunications companies in both developed and emerging countries are undergoing significant change due to varying and evolving levels of governmental regulation or deregulation and other factors. As a result, competitive pressures are intense and the securities of such companies may be subject to rapid price volatility. Telecommunications regulation typically limits rates charged, returns earned, providers of services, types of services, ownership, areas served and terms for dealing with competitors and customers. Telecommunications regulation generally has tended to be less stringent for newer services than for traditional telephone service, although there can be no assurances that such newer services will not be heavily regulated in the future. Regulation may also limit the use of new technologies and hamper efficient deprecation of existing assets. If regulation limits the use of new technologies by established carriers or forces cross-subsidies, large private networks may emerge. Service providers may also be subject to regulations regarding ownership and control, providers of services, subscription rates and technical standards.



    Companies offering telephone services are experiencing increasing competition from cellular telephones, and the cellular telephone industry, because it has a limited operating history, faces uncertainty concerning the future of the industry and demand for cellular telephones. All telecommunications companies in both developed and emerging countries are subject to the additional risk that technological innovations will make their products and services obsolete. While telephone companies in developed countries and certain emerging countries may pay an above average dividend, the Fund's investment decisions are based upon capital appreciation potential rather than income considerations.



BEA HIGH YIELD FUND



    BEA High Yield Fund seeks to provide high total return. The Fund will invest primarily in high yield fixed income securities (commonly known as "junk bonds") issued by corporations, governments and agencies, both U.S. and foreign. Under normal market conditions, the Fund will invest a minimum of 65% of its total assets in such high yield fixed income securities, with the remainder invested in fixed income securities which may have equity characteristics, such as convertible bonds. The Fund is not limited in the extent to which it can invest in junk bonds (i.e., securities rated below investment grade by recognized rating agencies or in comparable unrated securities). See "Risk Factors -- Lower-Rated Securities." The portion of the Fund's assets invested in various countries will vary from time to time depending on BEA's assessment of market opportunities.



    The value of the securities held by the Fund, and thus the net asset value of the shares of the Fund, generally will vary inversely in relation to changes in prevailing interest rates. Also, the value of such securities may be affected by changes in real or perceived creditworthiness of the issuers. The Fund is not restricted to any maximum or minimum time to maturity in purchasing portfolio securities, and the average maturity of the Fund's assets will vary based upon BEA's assessment of economic and market conditions.


COMMON INVESTMENT POLICIES


    This section describes certain investment policies that are common to each Fund. These policies are described in more detail in the Statement of Additional Information.



    TEMPORARY INVESTMENTS. For temporary purposes during periods in which BEA believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by their investment objectives and policies, the Funds may hold cash or cash equivalents pending investment.

--------------------------------------------------------------------------------

    BORROWING. A Fund may borrow up to 33 1/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow, or to engage in reverse repurchase agreements or dollar roll transactions, only for temporary or emergency purposes. See Statement of Additional Information, "Common Investment Policies -- Reverse Repurchase Agreements" and "-- Borrowing."



    RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. Each Fund may invest in Rule 144A securities that BEA has determined are liquid pursuant to guidelines established by the Company's Board of Directors.



    INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies within the limit prescribed by the 1940 Act. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.



    FUND TURNOVER. BEA will effect portfolio transactions in each Fund without regard to holding period, if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The BEA International, Emerging Markets Equity and Global Telecommunications Funds anticipate that their annual portfolio turnover rate should not exceed 100% under normal conditions. However, it is impossible to predict portfolio turnover rates. The portfolio turnover rate for BEA High Yield Fund is anticipated to exceed 100%. The anticipated portfolio turnover rate for BEA High Yield Fund is greater than that of many other investment companies. A higher than normal portfolio turnover rate may affect the degree to which a Fund's net asset value fluctuates. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See Statement of Additional Information, "Fund Transactions" and "Taxes."



    CURRENCY HEDGING. BEA may seek to hedge against a decline in value of a Fund's non-dollar denominated portfolio securities resulting from currency devaluations or fluctuations. Unless the BEA Funds engage in currency hedging transactions, they will be subject to the risk of changes in relation to the U.S. dollar of the value of the foreign currencies in which their assets are denominated. These Funds may also seek to protect, during the period prior to its remittance, the value of the amount of interest, dividends and net realized capital gains received or to be received in a local currency that it intends to remit out of a foreign country by investing in high-quality short-term U.S. dollar-denominated debt securities of such country and/or participating in the forward currency market for the purchase of U.S. dollars in the country. There can be no guarantee that suitable U.S. dollar-denominated investments will be available at the time BEA wishes to use them to hedge amounts to be remitted.



    The Statement of Additional Information contains additional investment policies and strategies that are common to the Funds.


                             INVESTMENT LIMITATIONS


    Each Fund is subject to the following fundamental investment limitation, which may not be changed with respect to a Fund except upon the affirmative vote of the holders of a majority of that Fund's outstanding Shares. A complete list of the Funds' fundamental investment limitations is set forth in the Statement of Additional Information under "Investment Limitations." Each Fund may not:



        Borrow money or issue senior securities, except that each Fund may borrow from institutions and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the

--------------------------------------------------------------------------------

    time of such borrowing. Each Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.


                                  RISK FACTORS

    FOREIGN SECURITIES. Investing in the securities of non-U.S. issuers involves opportunities and risks that are different from investing in the securities of U.S. issuers. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in Emerging Markets.


    Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars, the value of the Funds' assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in exchange rates. In addition, investors should realize that the value of the Funds' investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations in those foreign nations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Funds' operations. Furthermore, the economies of individual foreign nations may differ from that of the United States, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.



    In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. The Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. Expenses relating to foreign investments are higher than those relating to domestic securities. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.


    LOWER-RATED SECURITIES. The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated debt securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated debt securities and adversely affect the value of outstanding debt securities and the ability of the issuers to repay principal and interest.


    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. The markets for and prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a debt security owned by a Fund defaulted, the Fund could incur additional expenses in seeking recovery with no guaranty of recovery. In addition, periods of economic uncertainty and changes can be expected to result

--------------------------------------------------------------------------------

in increased volatility of market prices of lower-rated debt securities and a Fund's net asset value. Lower-rated debt securities also present risks based on payment expectations. For example, lower-rated debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower-rated debt security's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences unexpected net redemptions, this may force it to sell its lower-rated debt securities, without regard to their investment merits, thereby decreasing the asset base upon which a Fund's expenses can be spread and possibly reducing a Fund's rate of return.



    In addition, to the extent that there is no established retail secondary market, there may be thin trading of lower-rated debt securities, and this may have an impact on both BEA's ability to value accurately lower-rated debt securities and the Fund's assets, as judgment plays a greater role when reliable objective data are unavailable, and to dispose of the debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated debt securities, especially in a thinly traded market.


                                   MANAGEMENT

BOARD OF DIRECTORS


    The business and affairs of the Company and each investment portfolio are managed under the direction of the Company's Board of Directors.


INVESTMENT ADVISER


    BEA serves as the investment adviser for each of the Funds pursuant to investment advisory agreements (the "Advisory Agreements"). BEA is a general partnership organized under the laws of the State of New York in December 1990 and, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. BEA is a wholly-owned subsidiary of Credit Suisse, the second largest Swiss bank which in turn is a subsidiary of CS Holding, a Swiss Corporation. Active employees of BEA have a long-term equity incentive plan. BEA is a registered investment advisor under the Investment Advisors Act of 1940, as amended. BEA's principal offices are located at One Citicorp Center, 153 East 53rd Street, New York, New York 10022.



    BEA is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1996, BEA managed approximately $29 billion in assets. As an investment adviser, BEA emphasizes a global investment strategy. BEA currently acts as investment adviser for thirteen investment companies registered under the Investment Company Act, and as sub-adviser to certain portfolios of six other registered investment companies. BEA also acts as investment adviser for forty-two offshore funds, twenty-two of which are equity funds and twenty of which are debt funds.



    BEA will select investments for each of the Funds and will place purchase and sale orders on behalf of each of the Funds. The Funds may use affiliates of Credit Suisse in connection with the purchase or sale of securities in accordance with the rules or exemptive orders adopted by the Securities and Exchange Commission (the "SEC") when BEA believes that the charge for the transaction does not exceed usual and customary levels. BEA is also responsible for providing to the Funds' and the Company's service providers prompt and accurate data with respect to the Funds' transactions and the valuation of portfolio securities.



    The day-to-day portfolio management of BEA International Equity, and BEA Emerging Markets Equity Funds is the responsibility of the BEA International Equities Management Team. The Team consists of the following investment professionals: William P. Sterling (Managing Director), Richard Watt (Managing Director), Stephen M. Swift (Managing Director), Steven D. Bleiberg (Senior Vice President). Mr. Sterling joined BEA in 1995, prior to which he was head of International Economics at Merrill Lynch & Company. Mr. Watt joined BEA in

--------------------------------------------------------------------------------

1995, prior to which he was head of emerging markets investments and research at Gartmore Investment Limited in London. Prior to 1992, he was a director of Kleinwort Benson International Investment in London and was a portfolio manager with Lorithan Regional Council, a public pension plan sponsor in Scotland. Mr. Swift joined BEA in 1995, prior to which he spent three years at Credit Suisse Asset Management in London, where he was Head of Global Equities and portfolio manager for the CS Tiger Fund. For the previous 15 years he was with Wardley Investment Services, a Hong Kong-based subsidiary of the Hong Kong and Shanghai Bank. Mr. Bleiberg has, on an individual basis, been engaged as an investment professional with BEA for more than five years.



    The day-to-day portfolio management of the BEA High Yield Fund is the responsibility of the BEA High Yield Management Team. The Team consists of the following investment professionals: Richard Lindquist (Managing Director), Misia Dudley (Senior Vice President), Marianne Rossi (Vice President), and John Tobin (Vice President). Mr. Lindquist, Ms. Dudley, Ms. Rossi and Mr. Tobin joined BEA in 1995 as a result of BEA's acquisition of CS First Boston Investment Management. Prior to joining CS First Boston, Mr. Lindquist and Ms. Rossi were with Prudential Insurance Company of America. Prior to joining CS First Boston, Ms. Dudley was with Stockbridge Partners, and prior to that had spent five years with E.F. Hutton. Prior to joining CS First Boston, Mr. Tobin managed portfolios for Integrated Resources and prior to that was Vice President and industry analyst with Bankers Trust Company.



    The day to day portfolio management of the BEA Global Telecommunications Fund is the responsibility of the BEA Global Telecommunications management Team. The Team consists of the following investment professionals: Richard Watt (Managing Director), William P. Sterling (Managing Director), Todd M. Rice (Vice President) and Stephen Waite (Vice President). Mr. Rice has been engaged as an investment professional with BEA for more than five years. Mr. Waite joined BEA in 1995, prior to which he was Vice President and Senior European Economist for Merrill Lynch & Company in London.



    For the services provided and expenses assumed by it, BEA is entitled to receive the following fees, computed daily and payable monthly based on a Fund's average daily net assets:



FUND                                  ANNUAL RATE
--------------------------------  --------------------
BEA International Equity........  .80% of the average
                                   daily net assets*
BEA Emerging Markets Equity.....  1.00% of the average
                                   daily net assets*
BEA Global Telecommunications...  1.00% of the average
                                   daily net assets*
BEA High Yield..................  .70% of the average
                                   daily net assets

------------------------------
* This fee is higher than that paid by most investment companies, although the fees are within the range of fees of investment companies with similar investment objectives.



    For the period ended August 31, 1996, the Company paid BEA investment advisory fees, on annualized basis, with respect to the BEA International Equity, BEA Emerging Markets Equity and BEA High Yield Funds .80%, 1.00% and
 .59%, respectively, of the average net assets of the respective Funds, and BEA waived, approximately 0%, 0% and .11%, respectively, of the average net assets of each such Fund. BEA may, at its discretion, from time to time agree to waive voluntarily all or any portion of its advisory fee for any Fund.



    The Advisory Agreements provide that BEA shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Advisory Agreement relates and shall be indemnified for any losses and claims in connection with any claim relating thereto, except liability resulting from willful misfeasance, bad faith or gross negligence on BEA's part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.



    BEA has agreed to reimburse each Fund for the amount, if any, by which the total operating and management expenses of such Fund for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. BEA may assume additional expenses of a Fund from time to time. In certain circumstances, BEA may assume such expenses on the condition that it is reimbursed by the Fund for such

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amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Fund's expense ratio and of decreasing return to investors.


ADMINISTRATORS


    PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp., serves as administrator for the Funds. As administrator, PFPC will provide various services to each Fund, including determining each of the Fund's net asset value, providing all accounting services for the Funds and generally assisting in all aspects of each Fund's operations. As compensation for administrative services, the Company will pay PFPC a fee calculated at the annual rate of .125% of each Fund's average daily net assets. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809. The Company employs BEA as co-administrator. As co-administrator, BEA provides shareholder liaison services to the Company, including responding to shareholder inquiries and providing information on shareholder account. As compensation, the Company pays to BEA a fee calculated at an annual rate of .05% of each Fund's average daily net assets for assets up to $125 million, and .10% thereafter.


DISTRIBUTOR


    Counsellors Securities Inc. ("Counsellors Securities"), serves as the Company's distributor. Counsellors Securities is located at 466 Lexington Avenue, New York, New York 10017-3147. Counsellors Securities receives a fee at an annual rate equal to .25% of the Fund's average daily net assets for distribution services, pursuant to a distribution agreement between Counsellor's Securities and the Company in accordance with a distribution plan (the "12b-1 Plan") adopted by the Company pursuant to Rule 12b-1 under the 1940 Act. Amounts paid to Counsellors Securities under the Company's 12b-1 Plan may be used by Counsellors Securities to cover expenses that are related to (i) the sale of Advisor Shares of the Funds, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Advisor Shares of the Funds, all as set forth in the Company's 12b-1 Plan. Payments under the 12b-1 Plan are not tied exclusively to the distribution expenses actually incurred. Counsellors Securities may delegate some or all of these functions to a Service Organization. See "Shareholder Servicing." The Company's Board of Directors will evaluate the appropriateness of the 12b-1 Plan on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Counsellors Securities and amounts received under the 12b-1 Plan.


TRANSFER AGENT


    Boston Financial Data Services, Inc. ("BFDS") serves as Transfer Agent for the Funds. BFDS's address is Two Heritage Drive, Quincy, MA 02171.


CUSTODIAN


    Brown Brothers Harriman & Co. serves as custodian for the Funds. The 1940 Act and the rules and regulations adopted thereunder permit a Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. In compliance with such rules and regulations, a Fund's portfolio of securities and cash, when invested in securities of foreign issuers, may be held by eligible foreign subcustodians appointed by the custodian.


                                    EXPENSES


    The expenses of each Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser, distributor, administrator and co-administrator and fees and expenses of officers and directors who are not affiliated with the Fund's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Funds and the Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to

--------------------------------------------------------------------------------

a Fund. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company will be allocated among all investment portfolios of the Company based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, registration fees and other costs identified as belonging to a particular class, are allocated to such class.


                             HOW TO PURCHASE SHARES


    BEA Advisor Shares are available for investment by individual investors ("Individuals") and through investment professionals such as broker-dealers, financial planners and other financial intermediaries ("Intermediaries"). The Company reserves the right to make Advisor Shares available to other investors in the future. The minimum initial investment is $2,500. The minimum subsequent investment is $250.



    Shares of the Funds may be purchased either by mail, or with special advance instructions, by wire. If an Individual or Intermediary desires to purchase Shares by mail, a check or money order made payable to "The BEA Family" in U.S. currency should be sent along with a completed account application to Counsellors Securities, the Company's distributor, at the address set forth above. Checks payable to the Individual or Intermediary and endorsed to the Company will not be accepted as payment and will be returned. If payment is received by check in proper form on or before 4:00 p.m. (Eastern time) on a day that a Fund calculates its net asset value (a "business day") the purchase will be made at the Fund's net asset value calculated at the end of that day. If payment is received after 4:00 p.m., the purchase will be effected at the Fund's net asset value determined for the next business day after payment has been received. Checks or money orders that are not in proper form or that are not accompanied or preceeded by a complete application will be returned to sender. Shares purchased by check are entitled to receive dividends and distributions beginning the day after payment has been received. Checks for investments in more than one Fund should be accompanied by a breakdown of amount to be invested in the Funds. If a check used for purchase does not clear, the Funds will cancel the purchase and the Individual or Intermediary may be liable for losses and fees incurred. For a description of the manner of calculating a Fund's net asset value, see "Net Asset Value."



    Individuals and Intermediaries may also purchase Advisor Shares by telephoning BEA Advisor Funds and sending payment by wire. After telephoning
(800) 401-2230 for instructions, an Individual or Intermediary should then wire federal funds to BFDS using the following wire address:



State Street Bank & Trust Co.


225 Franklin Street


Boston, MA 02101


ATTN:Mutual Fund/Custody Dept.


     BEA Advisor Funds -- International Equity, Emerging Markets Equity, Global Telecommunications and High Yield


[SHAREOWNER NAME]


[SHAREHOLDER ACCOUNT NUMBER]



    Orders by wire will not be accepted until a completed account application has been received in proper form, and an account number has been established. If a telephone order is received by the close of regular trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m., Eastern time) AND payment by wire is received on the same day in proper form in accordance with instructions set forth above, the shares will be priced according to the net asset value of the Company on that day and are entitled to dividends and distributions beginning on that day. If payment by wire is received in proper form by the close of the NYSE without a prior telephone order, the purchase will be priced according to the net asset value of the Company on that day and is entitled to dividends and distributions beginning on that day. However, if a wire received in proper form is not preceded by a telephone order AND is received after the close of regular trading on the NYSE, the payment will be held uninvested until the order is effected at the close of business on the next day that the Company calculates its net asset value (a "business day"). Payment for orders that are not accepted will be returned to

--------------------------------------------------------------------------------

the institution after prompt inquiry. Certain organizations that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of customers, with payment to follow no later than the Company's pricing on the following business day. If payment is not received by such time, the organization could be held liable for resulting losses or fees incurred. Third party checks will not be accepted.



    After a shareholder has made an initial investment, additional shares may be purchased at any time in the manner outlined above. Payments for initial and subsequent investments should be preceded by an order placed with the Company or its agent and should clearly indicate the shareholder's account number. In the interest of economy and convenience, physical certificates representing shares in the Company are not normally issued.



    The Company understands that some broker-dealers (other than Counsellors Securities), financial planners and other Intermediaries may impose certain conditions on their clients that invest in the Company, which are in addition to or different than those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Certain features of the Company may be modified in these programs and administrative charges may be imposed for the services rendered. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of the Company shares and should read this Prospectus in light of the terms governing his accounts with the organization. Each Intermediary separately determines the rules applicable to its customers investing in the Company, including minimum initial and subsequent investment requirements and the procedures to be followed to effect purchases, redemptions and exchanges of Advisor Shares. Orders for the purchase of Advisor Shares through an Intermediary are placed with the Intermediary by its customers. The Intermediary is responsible for the prompt transmission of the order to the Company.



RETIREMENT PLANS AND UNIFORM GIFTS TO MINORS



    Shares may be purchased in conjunction with individual retirement accounts ("IRA's"), rollover IRAs, or pension, profit-sharing or other employer benefit plans, and under the Uniform Gifts to Minors Act. The minimum initial investment in conjunction with such plans is $1,000, and the minimum subsequent investment is $500. For further information as to applications and annual fees, please contact BFDS. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              HOW TO REDEEM SHARES

GENERAL


    A shareholder may redeem (sell) shares on any day that the Company's net asset value is calculated (see "Net Asset Value" below).



    Shareholders may redeem Advisor Shares by calling BEA Advisor Funds at (800) 401-2230 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any Business Day. A shareholder making a telephone withdrawal should state (i) the name of the Fund,
(ii) the account number of the Fund, (iii) the name of the shareholder appearing on the Fund's records, (iv) the amount to be withdrawn and (v) the name of the person requesting the redemption. Requests for the redemption (or exchange) of Advisor Shares are placed with an Intermediary by its customers. The Intermediary is responsible for the prompt transmission of its customers' requests to the Company or its agent.



    After receipt of the redemption request, the redemption proceeds will, at the option of the shareholder, be paid by check and mailed to the shareholder of record or be wired to the shareholder's bank as indicated in the account application previously filled out by the shareholder. The Company does not currently impose a service charge for effecting wire transfers but the Company reserves the right to do so in the future. During periods of significant economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact BEA Advisor Funds by telephone, the shareholder may deliver the redemption request to BEA Advisor Funds by mail at Two Heritage Drive, Quincy, MA 02171.


    If a redemption order is received prior to the close of regular trading on the NYSE, the

--------------------------------------------------------------------------------

redemption order will be effected at the net asset value per share as determined on that day. If a redemption order is received after the close of regular trading on the NYSE, the redemption order will be effected at the net asset value as next determined. Redemption proceeds will normally be mailed or wired to a shareholder on the next business day following the date a redemption order is effected. If, however, in the judgment of BEA, immediate payment would adversely affect the Company, the Company reserves the right to pay the redemption proceeds within seven days after the redemption order is effected. Furthermore, the Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of an exchange of shares) for such periods as are permitted under the 1940 Act.



    The proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption. If a shareholder redeems all the shares in his account, all dividends and distributions declared up to and including the date of redemption are paid along with the proceeds of the redemption. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from the date of purchase, pending a determination that the check has cleared.


    A request for redemption must be signed by all persons in whose names the Shares are registered or by an authorized party. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by a bank, broker-dealer, credit union, national securities exchange, savings association or any other organization which qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. In some cases, however, other documents may be necessary.

INVOLUNTARY REDEMPTION


    The Company reserves the right to redeem an account in any Fund of a shareholder at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.



REDEMPTION IN-KIND



    The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their Shares. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund. Shareholders may be required to bear certain administrative or custodial costs in effecting redemption in-kind.


EXCHANGE PRIVILEGE


    An Individual or Intermediary may exchange Advisor Shares of a Fund for Advisor Shares of any other BEA Advisor Fund at their respective net asset values. Exchanges may be effected in the manner described under "Redemption of Shares" above. If an exchange request is received by BEA Advisor Funds prior to 4:00 p.m. (Eastern time), the exchange will be made at each Fund's net asset value determined on the same business day. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.


    The exchange privilege is available to shareholders residing in any state in which the Advisor Shares being acquired may legally be sold. When a shareholder effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the shareholder may realize a taxable gain or

--------------------------------------------------------------------------------

loss in connection with the exchange. For further information regarding the exchange privilege, the shareholder should contact BEA Advisor Funds at (800) 401-2230.



    Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with BFDS. This form is available from BFDS. Once this election has been made, the shareholder may simply contact BFDS by telephone to request the exchange (800) 401-2230. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Company does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Company nor BFDS will be liable for any loss, liability, cost or expense for following the Company's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.



    The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions.



    If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and authorized dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution. If any amount remains in the account from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.


                                NET ASSET VALUE


    The net asset value for each Fund is determined daily as of the close of regular trading on the NYSE on each Business Day. The net asset value of a Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of its Shares outstanding.


                          DIVIDENDS AND DISTRIBUTIONS


    The Company will distribute substantially all of the net realized capital gains, if any, of each of the Funds to each Fund's shareholders annually. The Company will distribute all net investment income, if any, for the BEA International Equity, BEA Emerging Markets Equity and BEA Global Telecommunications Funds annually. The Company will distribute net investment income for the BEA High Yield Fund at least quarterly. All distributions will be reinvested in the form of additional full and fractional Shares of the relevant Fund unless a shareholder elects otherwise. If a shareholder desires to have distributions paid out rather than reinvested, the shareholder should notify BFDS in writing.


                                     TAXES

GENERAL


    The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors

--------------------------------------------------------------------------------

in the Funds should consult their tax advisers with specific reference to their own tax situation.



    Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Fund qualifies for this tax treatment, such Fund will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital or that are designated as exempt interest dividends) regardless of whether such distributions are paid in cash or reinvested in additional Shares.



    Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares or whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39.6%. However, the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.



    Transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character (i.e., ordinary or capital) of gains or losses realized by a Fund, accelerate the recognition of income by a Fund and defer a Fund's losses. Exchange control regulations may restrict repatriations of investment income and capital or of the proceeds of sales of securities by investors such as the Funds. In addition, certain investments (such as zero coupon securities and shares of so-called "passive foreign investment companies" or "PFICS") may cause a Fund to recognize income without the receipt of cash. Each of these circumstances, whether separately or in combination, may limit a Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the Subchapter M and excise tax distributions requirements.



    The Company will send written notices to shareholders annually regarding the tax status of distributions made by each Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.


    Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.


    Shareholders who exchange Shares representing interests in one Fund for Shares representing interests in another Fund will generally recognize capital gain or loss for Federal income tax purposes. Under certain provisions of the Code, some shareholders may be subject to a 31% "backup" withholding tax on reportable dividends, capital gains distributions and redemption payments. Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.



    An investment in one Fund is not intended to constitute a balanced investment program.


FOREIGN INCOME TAXES


    Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known.

--------------------------------------------------------------------------------

    If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Company's shareholders the amount of foreign income taxes paid by each Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required
(i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against U.S. Federal income tax (but not both). In determining the source and character of distributions received from a Fund for the purpose of the foreign tax credit limitation rules of the Code, shareholders will be required to treat allocable portions of a Fund's distributions as foreign source income. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.


MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION


    Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Funds of the Company. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Company which may differ from the Federal income tax consequences described above.


                             SHAREHOLDER SERVICING


    The Company is authorized to offer Advisor Shares to Intermediaries whose clients or customers ("Customers") are beneficial owners of Advisor Shares. Those Intermediaries may enter into service agreements ("Agreements") related to the sale of the Advisor Shares with Counsellors Securities pursuant to a Distribution Plan, as described below. Pursuant to the terms of an Agreement, the Intermediary agrees to perform certain distribution, shareholder servicing, administrative and accounting services for its Customers. Distribution services would be marketing or other services in connection with the promotion and sale of Advisor Shares. Shareholder services that may be provided include responding to Customer inquiries, providing information on Customer investments and providing other shareholder liaison services. Administrative and accounting services related to the sale of the Advisor Shares may include (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's transfer agent, (ii) processing dividend payments from the Company on behalf of Customers and (iii) providing sub-accounting relating to the sale of Advisor Shares beneficially owned by Customers or the information to the Company necessary for subaccounting. The Board of Directors of the Company has approved a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which Counsellors Securities may pay each participating Intermediary a negotiated fee on an annual basis not to exceed .25% of the value of the average daily net assets of its Customers invested in the Advisor Shares. The Company may, in the future, enter into additional Agreements with Intermediaries. The Board of Directors of The Company will evaluate the appropriateness of the Plan on a continuing basis.


                             MULTI-CLASS STRUCTURE


    The Company offers other classes of shares of the Funds which are offered directly to institutional investors and financial institutions pursuant to separate prospectuses. Shares of each class represent equal pro rata interests in the Funds and accrue dividends and calculate net asset value and performance quotations in the same manner. The Company quotes performance of the Institutional and Investor Shares separately from Advisor Shares. Because of different fees paid by the Advisor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional and Investor Shares. Information concerning these other classes may be obtained by calling BFDS at 1-800-401-2230.


                             DESCRIPTION OF SHARES


    The Company has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion

--------------------------------------------------------------------------------

shares are currently classified into 77 different classes of Common Stock (as described in the Statement of Additional Information).



    THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEA ADVISOR CLASSES REPRESENTING AN INTEREST IN THE BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA GLOBAL TELECOMMUNICATIONS AND BEA HIGH YIELD FUNDS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH CLASSES.



    Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable. This Prospectus combines offering information with respect to four Funds; there is a possibility that one Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.



    The Company currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.



    Holders of shares of each of the Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Furthermore, shareholders of all investment portfolios of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning the Company Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all of the directors.



    As of October 1, 1996, to the Company's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Company.


                               OTHER INFORMATION

REPORTS AND INQUIRIES


    Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to BFDS, the Fund's transfer agent.


PERFORMANCE INFORMATION


    From time to time, each of the Funds may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of a Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of any redemption and other fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Mutual Fund Forecaster, Morningstar, Inc. or Weisenberger Investment

--------------------------------------------------------------------------------
Company Service, or with the performance of the Standard & Poor's 500 Stock Index, Standard & Poor's MidCap 400 Index, Moody's Bond Survey Bond Index, Wilshire 5000 Index, Lehman Brothers Bond Indexes, Consumer Price Index, Bond Buyer's 20-Bond Index, Dow Jones Industrial Average, national publications such as Money, Forbes, Barron's, the Wall Street Journal or the New York Times or publications of a local or regional nature, and other industry publications.


    From time to time, the BEA High Yield Fund may also advertise its "30-day yield." The yield refers to the income generated by an investment in the Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share during the period by the maximum public offering price per share of the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.



    The yield on Shares of the Fund will fluctuate and is not necessarily representative of future results. Shareholders should remember that yield is generally a function of portfolio quality and maturity, type of instrument, operating expenses and market conditions. Any fees charged by Intermediaries directly to their customers in connection with investments in the Fund are not reflected in the yields on the Fund's Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments.



HISTORICAL PRO-FORMA INFORMATION



    INSTITUTIONAL CLASS. The table below presents the prior performance history of total return on an annualized basis for the Institutional Class of the BEA International Equity, Emerging Markets Equity and High Yield Funds for period ending August 31, 1996. The investment objectives, policies and strategies of the Institutional Class of these Funds, as well as the investment management teams are identical to those of the Advisor Class. The Institutional Class, which has a minimum investment of $3 million, has lower fees and expenses than the Advisor Class, so that the performance of the Institutional Class will be greater than that of the Advisor Class. In addition, the past performance of the Institutional Class of these Funds is not necessarily indicative of the of the future performance of each Fund. Listed below the performance history for each Fund is a comparative index comprised of securities similar to those in which the Funds invest.



                                                                                         ONE       THREE       SINCE
FUND                                                                                    YEAR       YEARS    INCEPTION*
------------------------------------------------------------------------------------  ---------  ---------  -----------
BEA International Equity............................................................       8.4%       5.0%        9.4%
Morgan Stanley Capital International Europe, Australia & Far East Index.............       8.9%       8.4%       12.7%
BEA Emerging Markets Equity.........................................................       5.4%       1.4%        7.9%
Morgan Stanley Capital International Emerging Markets Free Index....................       5.2%       7.4%       13.6%
BEA High Yield......................................................................      15.3%       9.3%       11.8%
CS First Boston High Yield Index....................................................      10.7%       9.3%       10.3%


------------------------------

*BEA International Equity Fund commenced operations on October 1, 1992; BEA
 Emerging Markets Equity Fund commenced operations on February 1, 1993; BEA High Yield Fund commenced operations on March 31, 1993.



    PRIVATE ACCOUNTS. The table below presents the composite performance history on an annualized basis for private accounts managed by BEA for the period ending September 30, 1996. The investment objectives, policies and strategies of these private accounts are substantially similar to those of the corresponding Fund, although the private accounts have significantly longer operating histories than the corresponding Funds. The management teams for the Funds and the respective private accounts are identical. The composites include all accounts managed in the respective investment objectives, policies and strategies, and show the entire period for which the private accounts were managed by BEA in this manner. The performance information for the private accounts include the reinvestment of dividends received in the underlying securities. The private accounts, which require a minimum investment of $20 million and are only available to BEA's institutional advisory clients, have lower fees and expenses than the Advisor Class of the corresponding Funds. In addition, the past performance of the private accounts is not indicative of the of the future performance of each Fund.

--------------------------------------------------------------------------------

These accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private account composites. Listed below the performance history for each private account is a comparative index comprised of securities similar to those in which the private accounts and the corresponding Funds invest.



                                         ONE         THREE        FIVE         SEVEN         TEN         SINCE
PRIVATE ACCOUNT/INDEX                   YEAR         YEARS        YEARS        YEARS        YEARS     INCEPTION*
-----------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
BEA International Equity
 Composite.........................         8.8%         6.0%         9.6%         6.1%        17.5%        19.4%
Morgan Stanley Capital
 International Europe, Australia &
 Far East Index....................         8.9%         8.4%         8.5%         4.2%         9.0%        14.1%
BEA Emerging Markets Equity
 Composite.........................         5.3%         1.8%        11.2%        16.2%        31.0%        32.4%
Morgan Stanley Capital
 International Emerging Markets
 Free Index........................         5.2%         7.4%        14.8%        14.2%          n/a          n/a
BEA High Yield Composite...........        15.1%        12.7%        17.7%        16.5%          n/a        15.9%
CS First Boston High Yield Index...        10.7%         9.3%        12.7%        12.4%          n/a        11.7%


------------------------

* The BEA International Equity Composite dates from January 1, 1981; the BEA Emerging Markets Equity Composite dates from July 1, 1985; the BEA High Yield Composite dates from July 1, 1989.

                                    APPENDIX



CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS



    The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:



    "AAA" -- This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.



    "AA" -- Debt is considered to have a very strong capacity to pay interest and repay principal and differs from "AAA" issues only in small degree.



    "A" -- Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



    "BBB" -- Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.



    "BB," "B," and "CCC" -- Debt that possesses one of these ratings is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



    "CC" -- This rating is reserved for issues that are currently in arrears on dividends or sinking fund payments but that are currently paying.



    "C" -- This rating is reserved for income bonds on which no interest is being paid.



    "D" -- Debt is in default, and payment of interest and/or repayment of principal is in arrears.



    PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



    The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:



    "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



    "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.



    "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



    "Baa" -- Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    "Ba," "B," "Caa," "Ca," and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.



    Con. (-   -   -) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.



    Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.



MUNICIPAL NOTE RATINGS



    A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Corporation for municipal notes:



    "SP-1" -- The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.



    "SP-2" -- The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.



    "SP-3" -- The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.



    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:



    "MIG-1"/"VMIG-1" -- Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



    "MIG-2"/"VMIG-2" -- Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.



    "MIG-3"/"VMIG-3" -- Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



    "MIG-4"/"VMIG-4" -- Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.



    "SG" -- Loans bearing this designation are of speculative quality and lack margins of protection.

--------------------------------------------------------------------------------


    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  BEA ADVISOR FUNDS

                                INTERNATIONAL EQUITY
                               EMERGING MARKETS EQUITY
                              GLOBAL TELECOMMUNICATIONS
                                     HIGH YIELD
                    (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                         STATEMENT OF ADDITIONAL INFORMATION


          This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Advisor Shares" or the "Shares") representing interests in four investment portfolios (the "Funds") of The RBB Fund, Inc. (the "Company"): BEA International Equity, BEA Emerging Markets Equity, BEA Global Telecommunications and BEA High Yield (collectively, the "Funds"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the BEA Advisor Prospectus, the Funds, dated November 1, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained from the Fund's transfer agent by calling toll-free (800) 401-2230. This Statement of Additional Information is dated November 1, 1996.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                      CONTENTS
                                                                    Prospectus
                                                             Page      Page
                                                             ----   ----------

General ..................................................     2         4
Common Investment Policies -- All Funds ..................     2         4
Supplemental Investment Objectives and Policies --
  BEA International Equity, BEA Emerging
  Markets Equity and BEA Global Telecommunications
  Funds...................................................    26         6
Investment Limitations ...................................    26         7
Risk Factors .............................................    29         8
Directors and Officers ...................................    33       N/A
Investment Advisory and Servicing Arrangements............    36         9
Portfolio Transactions ...................................    41       N/A
Purchase and Redemption Information ......................    44        12
Valuation of Shares ......................................    44        15
Performance and Yield Information.........................    46        15
Taxes ....................................................    48        15
Additional Information Concerning Fund Shares.............    57        18
Miscellaneous ............................................    60        18
Appendix .................................................   N/A       A-1
Financial Statements .....................................   F-1       N/A

                                       GENERAL


          The RBB Fund, Inc. (the "Company") is an open-end management investment company currently operating or proposing to operate nineteen separate investment portfolios. The Company was organized as a Maryland corporation on February 29, 1988.


          Unless otherwise indicated, the following investment policies may be changed by the Board of Directors without an affirmative vote of shareholders. Capitalized terms used herein and not otherwise defined have the same meanings as are given to such terms in the Prospectus.



                       COMMON INVESTMENT POLICIES -- ALL FUNDS

          The following supplements the information contained in the Prospectus concerning the investment objectives and policies of, and techniques used by, the Funds.

          NON-DIVERSIFIED STATUS. Each Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that each Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. Each Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended. See "Taxes." To qualify, each Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of each Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of each Fund's total assets will be invested in the securities of a single issuer and each Fund will not own more than 10% of the outstanding voting securities of a single issuer. To the extent that each Fund assumes large positions in the securities of a small number of issuers, each Fund's return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

          TEMPORARY INVESTMENTS. The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes consist of:
(a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

          REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The Adviser will consider the creditworthiness of a seller in determining whether to have a Fund enter into a repurchase agreement. There are no percentage limits on a Fund's ability to enter into repurchase agreements. Each Fund does not presently intend to invest more than 5% of its net assets in repurchase agreements. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "Investment Company Act" or the "1940 Act").

          REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Each Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser). Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to such Fund's agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and a Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Each Fund also may enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund would forgo principal and interest paid on such securities. A Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act. The Funds do not presently intend to invest more than 5% of net assets in reverse repurchase agreements or dollar rolls.

          WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. Each Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery or on a forward commitment basis. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. Although the Funds have not established a limit on the percentage of its assets that may be committed in connection with such transactions, it will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of its commitment. Each Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund currently anticipates that when-issued securities will not exceed 5% of its net assets. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

          STANDBY COMMITMENT AGREEMENTS. Each Fund may from time to time enter into standby commitment agreements. Such agreements commit such Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement a Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to a Fund. Each Fund will not enter into a standby commitment with a remaining term in excess of 45 days and it will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed

5% of its assets taken at the time of acquisition of such commitment or security. Such Fund will at all times maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

          There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Because the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

          The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment. The Funds do not presently intend to invest more than 5% of net assets in standby commitment agreements.

          ILLIQUID SECURITIES. Each Fund does not presently intend to invest more than 5% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Such securities may include, among other things, loan participations and assignments, options purchased in the over-the-counter markets, repurchase agreements maturing in more than seven days, structured notes and restricted securities other than Rule 144A securities that BEA has determined are liquid pursuant to guidelines established by the Company's Board of Directors. Because of the absence of any liquid trading market currently for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. BEA will monitor the liquidity of restricted securities in each Fund's portfolio and report periodically on such decisions to the Board of Directors of the

Company. Where there are no readily available market quotations, the security shall be valued at fair value as determined in good faith by the Board of Directors of the Company. The Board has adopted a policy that the Funds will not purchase private placements (i.e. restricted securities other than Rule 144A securities). With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Board has adopted a policy that the Funds will not purchase private placements (i.e., restricted securities other than Rule 144A securities). Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          The SEC has recently adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

          The Adviser will monitor the liquidity of restricted securities in a Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


          SECURITIES OF UNSEASONED ISSUERS. Each Fund will not invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, if the aggregate investment in such securities would exceed 5% of such Fund's net assets. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.

          LENDING OF PORTFOLIO SECURITIES. To increase income on its investments, a Fund may lend its portfolio securities with an aggregate value of up to 30% of its total assets to broker/dealers and other institutional investors. Although each Fund does not currently intend to do so, it may lend its portfolio securities on a short or long term basis to broker-dealers or institutional investors that the Adviser deems qualified, but only when the borrower maintains with a Fund's custodian, collateral either in cash or money market instruments, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Collateral for such loans may include cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which is deemed creditworthy by the Adviser. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even the loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

          BORROWING. Each Fund may borrow up to 33 1/3 percent of its total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Additional investments will not be made when borrowings exceed 5% of a Fund's total assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.


          U.S. GOVERNMENT SECURITIES. The U.S. government securities in which a Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal Home Loan Banks, the Student Loan Marketing Association and the Tennessee Valley Authority). The Funds do not presently intend to invest more than 5% of net assets in U.S. government securities.

          FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign government securities in which the Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated, or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.

          BRADY BONDS. Each Fund may invest in so-called "Brady Bonds," which have recently been issued by Costa Rica, Mexico, Uruguay and Venezuela and which may be issued by other Latin American countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds have been issued only recently, and accordingly, they do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers. The Funds do not presently intend to invest more than 5% of net assets in Brady Bonds.

          LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in Latin America are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in each Fund having a contractual relationship only with the Lender, not with the borrower. Each Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Funds may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Funds will acquire Participations only if the Lender interpositioned between the Funds and the borrower is determined by BEA to be creditworthy. Each Fund currently anticipates that it will not invest more than 5% of its net assets in Loan Participations and Assignments.

          CONVERTIBLE SECURITIES. The Funds do not presently intend to invest more than 5% of their net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

          The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment
value.   Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


          The Funds have no current intention of converting any convertible securities it may own into equity or holding them as equity upon conversion, although it may do so for temporary purposes. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

          MORTGAGE-BACKED SECURITIES. The Funds do not presently intend to invest more than 5% of their net assets in mortgage-backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or certain foreign issuers, as well as by private issuers such as commercial investment banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

          Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30-year mortgages, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool.

          Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Funds purchase a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates mortgages underlying securities are prone to prepayment. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund's yield. For this and other reasons, a mortgage-related security's stated maturity may be shortened by an unscheduled prepayment on underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

          The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The Funds may also purchase collateralized mortgage obligations ("CMOs") issued by a U.S. Government instrumentality which are backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. These securities may be considered mortgage derivatives. The Funds may only invest in CMOs issued by FHLMC, FNMA or other agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.


          CMOs provide an investor with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-related securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Coupons can be fixed or variable. If variable, they can move with or in the reverse direction of interest rates. The coupon changes could be a multiple of the actual rate change and there may be limitations on what the coupon can be. Cash flows of pools can also be divided into a principal only class and an interest only class. In this case the principal only class ("PO") will only receive principal cash flows from the pool. All interest cash flows go to the interest only class. The relative payment rights of the various CMO classes may be structured in many ways either sequentially, or by other rules of priority. Generally, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay," i.e. payments of principal are made to two or more classes concurrently.

CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgaged-related obligations.


          The CMO structure returns principal to investors sequentially, rather than according to the pro rata method of a pass-through. In the traditional CMO structure, all classes (called tranches) receive interest at a stated rate, but only one class at a time received principal. All principal payments received on the underlying mortgages or securities are first paid to the "fastest pay" tranche. After this tranche is retired, the next tranche in the sequence becomes the exclusive recipient of principal payments. This sequential process continues until the last tranche is retired. In the event of sufficient early repayments on the underlying mortgages, the "fastest-pay" tranche generally will be retired prior to its maturity. Thus the early retirement of a particular tranche of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security as described above. The Funds do not presently intend to invest more than 5% of net assets in collateralized mortgage obligations.

          ASSET-BACKED SECURITIES. Each Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Funds may also invest in other types of asset-backed securities that may be available in the future. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described above. Asset-backed securities are considered an industry for industry concentration purposes, and the Funds will therefore not purchase any asset-backed securities which would cause 5% or more of a Fund's net assets at the time of purchase to be invested in asset-backed securities.

          Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Because asset-backed securities are relatively new, the market experience in these securities is limited, and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.


          ZERO COUPON SECURITIES. Each Fund may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Fund currently anticipates that zero coupon securities will not exceed 5% of its net assets. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. A Fund anticipates that it will not normally hold zero coupon securities to maturity. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year.

          STRUCTURED NOTES. The Funds may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although BEA generally will not use leverage in its structured note strategies. Normally, these bonds are issued by U.S. government agencies and investment banks arrange the structuring. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes. The Funds do not presently intend to invest more than 5% of their assets in structured notes.

          NON-INVESTMENT GRADE FIXED INCOME SECURITIES. When and if available, fixed income securities may be purchased by a Fund at a discount from face value. From time to time a Fund may purchase securities in default with respect to the paying of principal and/or interest at the time acquired if, in the opinion of BEA, such securities have the potential for future capital appreciation.


          Debt securities purchased by the Funds may bear fixed, fixed and contingent or variable rates of interest and may involve equity features such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit). Conversion of certain debt securities may reduce net income per share and net asset value per share. The occurrence of any income dilution of previously outstanding shares of common stock when debt securities are converted will depend upon whether a Fund can, from the investments made with the proceeds of the debt securities, earn an amount per share issuable upon conversion at least equal to the amount earned with respect to shares of common stock outstanding prior to conversion. If debt securities are converted at a time when the net asset value per share of common stock is greater than the conversion price, the conversion will result in a decrease or dilution in then current net asset value per share of common stock.

          The value of the lower rated fixed income securities that the Funds purchase may fluctuate more than the value of higher rated debt securities. These lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to a Fund but will be reflected in the net asset value of a Fund's shares. The Funds attempt to reduce risk through credit analysis and attention to current developments and trends in both the economy and financial markets. There can be no assurance that such attempts will be successful.

     Lower-rated debt securities may include zero coupon securities or pay-in-kind securities. A zero coupon security bears no interest but is issued at a discount from its value at maturity. When held to maturity, its entire return equals the difference between its issue price and its maturity value. Pay-in-kind securities typically do not provide for cash interest payments but instead provide for the issuance of additional debt securities of the issuer in the face amount of the interest payment amount due in lieu of a cash payment. The market prices of both of these securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

     There are also special considerations associated with investing in lower-rated debt securities structured as zero coupon or pay-in-kind securities. For example, a Fund must include the interest ("original issue discount") on these securities in determining the amount of its required distributions to shareholders for federal income tax and federal excise tax purposes, even though it receives no cash interest until the security's maturity or payment date. Therefore, in order to satisfy these distribution requirements, a Fund may have to sell some of its assets without regard to their investment merit to obtain cash to distribute to shareholders. These actions may occur under disadvantageous circumstances and are likely to reduce a Fund's assets and may thereby increase its expense ratio and decrease its rate of return. For additional information concerning these tax considerations, see "Taxes" below. From time to time, a Fund may also purchase securities not paying interest at the time acquired if, in the opinion of the Fund's Adviser, such securities have the potential for future income or capital appreciation.

          FORWARD CURRENCY CONTRACTS. Each Fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The Fund may enter into forward currency contracts with respect to specific transactions. For example, when a portfolio anticipates the receipt in a foreign currency of interest payments on a security that it holds, a portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

          The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a Fund security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transaction costs. A Fund may enter into a forward contract and maintain a net exposure on such contract only if (1) the consummation of the contract would not obligate a Fund to deliver an amount of foreign currency in excess of the value of a Fund's portfolio securities or other assets denominated in that currency or
(2) a Fund maintains cash, government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of a Fund's total assets committed to the consummation of the contract which value must be marked to market daily. A Fund will comply with guidelines established by the SEC with respect to coverage of forward contracts entered into by mutual funds and, if such guidelines so require, will set aside cash, U.S. government securities or liquid, high-grade debt securities in a segregated account with its custodian in the amount prescribed. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

          At or before the maturity date of a forward contract requiring a portfolio to sell a currency, the Funds may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Funds may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

          The cost to a Fund of engaging in forward currency contracts will vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts will not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it will fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. Moreover, investors should be aware that dollar-denominated securities may not be available in some or all foreign countries, that the forward currency market for the purchase of U.S. dollars in many foreign countries is not highly developed and that in certain countries no forward market for foreign currencies currently exists or that such market may be closed to investment by a Fund.

          Although a Fund will value its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. The Funds do not presently intend to invest more than 5% of net assets in forward currency contracts.

          OPTIONS AND FUTURES CONTRACTS. The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes (including currency hedging) or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into.

     Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     The Funds will engage in unlisted over-the-counter options only with broker/dealers deemed creditworthy by the Adviser. Closing transactions in certain options are usually effected directly with the same broker/dealer that effected the original option transaction. The Funds bear the risk that the broker/dealer will fail to meet its obligations. There is no assurance that the Funds will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     To enter into a futures contract, the Funds must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

     The risks related to the use of options and futures contracts include:
(i) the correlation between movements in the market price of a portfolio's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Funds is subject to the Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, such Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. These instruments and techniques are discussed in greater detail below.

          FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

          The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

          If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

          A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although a Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because the Fund's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Fund's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

          A Fund may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund. In this type of strategy, the Fund's return will tend to involve a larger component of interest income, because the Fund will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.

          FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

          CORRELATION OF PRICE CHANGES. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in that Fund's other investments.

          LIQUIDITY OF FUTURES CONTRACTS. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

          PURCHASING PUT OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security, or a futures contract.

          A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If the Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require the Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

          Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

          PURCHASING CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

          The Funds may purchase call options in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by the Fund. If a Fund is unable to enter into a closing purchase transaction, a Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

          WRITING PUT OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

          A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, the Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because the Fund's cash will be invested in shorter-term securities which usually offer lower yields.

          WRITING CALL OPTIONS. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

          COMBINED OPTION POSITIONS. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          RISKS OF OPTIONS TRANSACTIONS. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

          ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. RBB on behalf of the Funds has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the representation that the Funds will not enter into any commodity futures contract or option on a commodity futures contract if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of a Fund's total assets.

          The Funds' limitations on investments in futures contracts and its policies regarding futures contracts and the Funds' limitations on investments in options and their policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

          Various exchanges and regulatory authorities have recently undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures or options transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.

          SHORT SALES "AGAINST THE BOX." In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. Each Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The Funds do not presently intend to invest more than 5% of net assets in short sales against the box.

          SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the

Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" above.


                 SUPPLEMENTAL INVESTMENT OBJECTIVES AND POLICIES --
             BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY AND
                         BEA GLOBAL TELECOMMUNICATIONS FUNDS

          RIGHTS OFFERINGS AND PURCHASE WARRANTS. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

                               INVESTMENT LIMITATIONS

          Each Fund has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the Investment Company Act). Each Fund may not:

          1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing; (For the purpose of this restriction, collateral arrangements with respect to, if applicable, the writing of options, and futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2);

          2. Issue any senior securities, except as permitted under the Investment Company Act;

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;


          4. Purchase or sell real estate (including real estate limited partnership interests), provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

          5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchange between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

          6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, Loan Participations and Assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; and

          7. Except for BEA Global Telecommunications Fund, purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The BEA Global Telecommunications Fund will concentrate in the telecommunications industry.

          In addition to the fundamental investment limitations specified above, a Fund may not:

          1. Make investments for the purpose of exercising control or management. Investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

          2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that a Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

          3. Purchase or sell interests in mineral leases, oil, gas or other mineral exploration or development programs, except that a Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities; and

          4. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the Adviser or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

          The policies set forth above are not fundamental and thus may be changed by the Company's Board of Directors without a vote of the shareholders.

          In order to permit the sale of the Funds in certain states, the Company on behalf of a Fund has undertaken to adhere to the following investment policies, each of which may be changed without shareholder approval:

          1. That the dollar amount of short sales at any one time shall not exceed 25% of the net equity of a Fund, and the value of securities of any one issuer in which a Fund is short may not exceed the lesser of 2.0% of the value of a Fund's net assets or 2.0% of the securities of any class of any issuer. Short sales may be made only in those securities which are fully listed on a national securities exchange. This provision does not include the sale of securities if the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.

          2. That the investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of a Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

          3. The Funds will only purchase securities of any one company if, as to 75% of the assets of any one company, at the time of purchase, not more than 10% of the voting securities of any one company would be held by such Fund, except that up to 25% of the value of the Fund's assets may be invested without regard to such limitation.

          4. The Funds will only invest in securities of other investment companies if such securities are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary broker's commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

          Except for the percentage restrictions applicable to the borrowing of money and illiquid securities, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

          In order to permit the sale of shares of a Fund in certain states, a Fund may make commitments more restrictive than the investment policies and limitations above. If a Fund determines that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. In addition, a Fund may be subject to investment restrictions imposed by countries in which it invests directly or indirectly.

          Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

                                    RISK FACTORS

          FOREIGN SECURITIES. Investments in foreign securities are subject to certain risks, discussed below.

POLITICAL, ECONOMIC AND MARKET FACTORS. Investments in foreign securities involve risks relating to political and economic developments abroad, as well as those that result from the differences between the regulations to which U.S. and foreign issuers are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of a Fund's assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Securities of many foreign issuers may be less liquid, and their prices may be more volatile, than those of securities of comparable U.S. issuers. Brokerage commissions, custodial services and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign securities markets than there is in the United States.

     In addition, substantial limitations may exist in certain countries with respect to the Funds' ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Funds could be adversely affected by delays in, or a refusal to grant, any required government approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.

REPORTING STANDARDS. Most of the foreign securities held by the Funds will not be registered with the SEC, nor will the issuers thereof be subject to SEC or other U.S. reporting requirements. Accordingly, there will be less publicly available information concerning foreign issuers of securities held by the Fund than will be available concerning U.S. companies. Foreign companies, and in particular, companies in emerging markets, are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

          EXCHANGE RATE FLUCTUATIONS. Because foreign securities ordinarily will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect a Fund's net asset value, the value of interest and dividends earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; conversely, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions.

          INVESTMENT CONTROLS. In certain countries that currently prohibit direct foreign investment in the securities of their companies, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The BEA Portfolios may invest in these investment funds and registered investment companies subject to the provisions of the 1940 Act. If these Funds invest in such investment companies, they will each bear their proportionate share of the costs incurred by such companies, including investment advisory fees.

          CLEARANCE AND SETTLEMENT PROCEDURES. Delays in clearance and settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

          OPERATING EXPENSES. The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities. Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on those securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which a Fund would be subject.

          LOWER- OR NON-RATED CRITERIA FOR DEBT SECURITIES. The BEA High Yield Fund has established no rating criteria for the debt securities in which it may invest. Issuers of low rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

          Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

          The Fund may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

          Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Current laws may have an impact on the market for lower-rated debt securities. The Financial Institutions Reform, Recovery and Enforcement Act of 1989 required federally insured savings associations to divest substantially all their holdings of lower-rated debt securities by July 1, 1994 and prohibits such savings associations from acquiring lower-rated debt securities, except through certain qualified affiliates.


     Finally, there are risks involved in applying credit ratings as a method for evaluating lower-rated debt securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated debt securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, BEA will monitor the issuers of lower-rated debt securities in the Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity so the Fund can meet redemption requests. BEA will not necessarily dispose of a portfolio security when its ratings have been changed.

          SOVEREIGN DEBT. Investments in Sovereign Debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.


          Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

          A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

          The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Adviser intends to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

          Investors should also be aware that certain Sovereign Debt instruments in which a Fund may invest involve great risk. Sovereign Debt issued by issuers in many Emerging Markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such Sovereign Debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. A Fund may have difficulty disposing of certain Sovereign Debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, a Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio and calculating its net asset value. When and if available, fixed income securities may be purchased by a Fund at a discount from face value. However, a Fund does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time a Fund may purchase securities not paying interest at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income or capital appreciation.


                               DIRECTORS AND OFFICERS

          The directors and executive officers of the Company, their business addresses and principal occupations during the past five years are:

                                               Principal Occupation
Name, Address and Age       Position with RBB  During Past Five Years
---------------------       -----------------  ----------------------

Arnold M. Reichman - 48*     Director          Since 1986, Managing
466 Lexington Avenue                           Director and Assistant
New York, NY  10017                            Secretary, E. M. Warburg, Pincus
                                               & Co., Inc.; Since 1990, Chief
                                               Executive Officer and since 1991,
                                               Secretary, Counsellors

                                               Securities, Inc; Officer of
                                               various investment companies
                                               advised by Warburg, Pincus
                                               Counsellors, Inc.


Robert Sablowsky - 58**      Director          Since 1985, Executive
14 Wall Street                                 Vice President of
New York, NY 10005                             Gruntal & Co., Inc.,
                                               a broker-dealer
                                               Director, Gruntal & Co.,
                                               Inc. and Gruntal Financial
                                               Corp., its parent company.


Francis J. McKay - 60        Director          Since 1963, Executive
7701 Burholme Avenue                           Vice President, Fox Chase
Philadelphia, PA 1911                          Cancer Center (Biomedical
                                               research and medical care.)

Marvin E. Sternberg -62      Director          Since 1974, Chairman,
937 Mt. Pleasant Road                          Director and President,
Bryn Mawr, PA 19010                            Moyco Industries, Inc.
                                               (manufacturer of dental supplies
                                               and precision coated abrasives);
                                               Since 1968, Director and
                                               President, Mart MMM, Inc.
                                               (formerly Montgomeryville
                                               Merchandise Mart Inc.) and Mart
                                               PMM, Inc. (formerly Pennsauken
                                               Merchandise Mart, Inc.) (Shopping
                                               Centers); and Since 1975,
                                               Director and Executive Vice
                                               President, Cellucap Mfg. Co.,
                                               Inc. (manufacturer of disposable
                                               headwear).

                                               Principal Occupation
Name, Address and Age       Position with RBB  During Past Five Years
---------------------       -----------------  ----------------------
Julian A. Brodsky -63        Director          Director, Vice Chairman 1969 to
Comcast Corporation                            present, Comcast  Corporation
1234 Market Street                             (cable television and
16th Floor                                     communications); Director,
Philadelphia, PA  19107-3723                   Comcast Cablevision of
                                               Philadelphia (cable television
                                               communications) and Nextel
                                               (wireless communications).

Donald van Roden - 72        Director          Self-employed
1200 Old Mill Lane                             businessman.
Wyomissing, PA  19610                          From February 1980 to March 1987,
                                               Vice Chairman, Smith Kline
                                               Beckman Corporation
                                               (pharmaceuticals); Director, AAA
                                               Mid-Atlantic (auto service);
                                               Director, Keystone Insurance Co.

Edward J. Roach - 72         President and     Certified Public Accountant;
Bellevue Park                Treasurer         Vice Chairman of the
Corporate Center                               of the Board, Fox Chase
400 Bellevue Parkway                           Cancer Center; Vice President
Wilmington, DE  19809                          and Trustee, Pennsylvania School
                                               for the Deaf; Trustee, Immaculata
                                               College; Vice President and
                                               Treasurer of various investment
                                               companies advised by PNC
                                               Institutional Management
                                               Corporation.

Morgan R. Jones - 56         Secretary         Chairman of the law firm of
1100 PNB Bank Building                         Drinker Biddle & Reath,
Broad and Chestnut Streets                     Philadelphia, Pennsylvania;
Philadelphia, PA  19107                        Director, Rocking Horse Child
                                               Care Centers of America, Inc.

---------------


* Mr. Reichman is an "interested person" of the Company as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Company's distributor.

** Mr. Sablowsky is an "interested person" of the Company as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.

          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Company.

          the Company pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any Investment Adviser of sub-advisor of the Company or the Distributor $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Such Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald von Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, each of the following members of the Board of Directors received compensation from the Company in the following amounts:

               Director                        Compensation
               --------                        ------------
               Julian A. Brodsky                 $12,525
               Francis J. McKay                   15,975
               Marvin E. Sternberg                16,725
               Donald van Roden                   21,025

On October 24, 1990 the Company adopted, as a participating employer, the Company Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Company will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by the Company's advisers, custodians, administrators and distributor, the Company itself requires only one part-time employee. No officer, director or employee of BEA or the Distributor currently receives any compensation from the Company.


                   INVESTMENT ADVISORY AND SERVICING ARRANGEMENTS

          ADVISORY AGREEMENTS. BEA Associates renders advisory and administrative services to each of the Funds pursuant to Investment Advisory Agreements. The Advisory Agreements relating to the Funds are dated
September 16, 1992 for the BEA International Equity, BEA Emerging Markets Equity and BEA High Yield Funds, dated July 10, 1996 for the BEA Global
Telecommunications Fund. Such advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

          BEA Associates is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1996, BEA Associates managed approximately $billion in assets. BEA is a wholly-owned subsidiary of Credit Suisse, the second largest Swiss bank, which in turn is subsidiary of CS Holding, a Swiss corporation. Active employees of BEA have a long-term equity incentive plan. BEA Associates is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.


     As an investment adviser, BEA emphasizes a global investment strategy. BEA currently acts as investment adviser for thirteen investment companies registered under the Investment Company Act. They are: Alpha Government Securities Portfolio, BEA Strategic Income Fund, Inc., BEA Income Fund, Inc., BEA Short Duration Fund, The Brazilian Equity Fund, Inc., The Chile Fund, Inc., The Emerging Markets Infrastructure Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Indonesia Fund, Inc., The Latin America Equity Fund, Inc., The Latin America Investment Fund, Inc., and The Portugal Fund, Inc. In addition, BEA acts as sub-adviser to certain portfolios of six other registered investment companies: Frank Russell Investment Company (Fixed Income III Fund and Multistrategy Bond Fund), Oppenheimer (LifeSpan Balanced Portfolio, LifeSpan Income Portfolio and LifeSpan Growth Portfolio), Panorama (LifeSpan Balanced Account, LifeSpan Capital Appreciation Account and LifeSpan Diversified Income Account), SEI Institutional Managed Trust (High Yield Bond Portfolio), WNL Series Trust (BEA Growth and Income Fund), Touchstone International Equity Fund and Touchstone Variable Annuity International Equity Portfolio. BEA also acts as investment adviser for forty-two offshore funds, twenty-two of which are equity funds and twenty of which are debt funds.

          BEA Associates has sole investment discretion for the Funds and will make all decisions affecting assets in the Funds under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. BEA Associates will select investments for the Funds and will place purchase and sale orders on behalf of the Funds. For its services to the BEA International Equity, BEA Emerging Markets Equity, BEA Global Telecommunications and High Yield Funds, Associates will be paid (before any voluntary waivers or reimbursements) a monthly fee computed at an annual rate of .80%, 1.00%, 1.00% and .70% of average daily net assets, respectively.

          For the year ended August 31, 1996, waived advisory fees with respect to the BEA International Equity, BEA Emerging Markets Equity, BEA Global Telecommunications and BEA High Yield Funds in the amount of $0, $0, $0 and $100,763, respectively. During the same period, BEA received advisory fees (after waivers) in the amount of $5,993,072, $1,289,739, $0 and $542,590, respectively.

          As required by various state regulations, BEA Associates will reimburse the Company or the Fund affected (as applicable) if and to the extent that the aggregate operating expenses of the Company or the Fund affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is believed to be 2-1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Company as a whole or to each Fund on an individual basis depends upon the particular regulations of such states.

          Each Fund bears all of its own expenses not specifically assumed by the Adviser. General expenses of the Company not readily identifiable as belonging to a Fund of the Company are allocated among all investment Funds by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to, the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a Fund by BEA Associates; (c) expenses of organizing the Company that are not attributable to a class of the Company; (d) certain of the filing fees and expenses relating to the registration and qualification of the Company and a Fund's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Company's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a Fund for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of independent pricing services to value a Fund's securities; and (q) the cost of investment company literature and other publications provided by the Company to its directors and officers. Transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, organizational expenses and registration fees and other costs identified as belonging to a particular class of the Company are allocated to such class.

          Under the Advisory Contracts, BEA Associates will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Advisory Contracts, and shall be indemnified for any losses and expenses in connection with any claim relating thereto, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BEA Associates in the performance of its duties or reckless disregard by it of its obligations and duties under the Advisory Contracts.

          The Advisory Contracts were approved on July 10, 1996, by vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contracts were approved by each Fund's initial shareholder. Each Advisory Contract is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Fund, at any time without penalty, on 60 days' written notice to BEA Associates. Each of the Advisory Contracts may also be terminated by BEA Associates on 60 days' written notice to the Company. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

          CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Brown Brothers Harriman & Co. ("BBH") acts as the custodian for the Funds and also acts as the custodian for the Funds' foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, BBH (a) maintains a separate account or accounts in the name of each Fund, (b) holds and transfers portfolio securities on account of each Fund, (c) accepts receipts and makes disbursements of money on behalf of each Fund, (d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities, and (e) makes periodic reports to the Company's Board of Directors concerning each Fund's operations. BBH is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that BBH remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the negligent acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, BBH receives a fee which is calculated based upon each Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

          Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street Bank and Trust Company, serves as the transfer and dividend disbursing agent for the Advisor Classes pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which BFDS (a) issues and redeems shares of each of the Advisor Classes, (b) addresses and mails all communications by each Fund to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Company's Board of Directors concerning the operations of each Advisor Class. For its services to the Company under the Transfer Agency Agreement, BFDS receives a fee on a per transaction basis.

          ADMINISTRATION AGREEMENTS. PFPC Inc., an indirect, wholly owned subsidiary of PNC Bank Corp., serves as administrator to the Funds pursuant to an Administration and Accounting Services Agreement dated July 10, 1996 (the "PFPC Administration Agreement"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds, and assist in related aspects of the Funds' operations. The PFPC Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Administration Agreement, PFPC receives a fee calculated at an annual rate of
 .125% of each Fund's average daily net assets, with a minimum annual fee of $75,000.

          BEA serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated July 10, 1996 (the "BEA Co-Administration Agreements"). BEA has agreed to provide shareholder liaison services to the Funds including responding to shareholder inquiries and providing information on shareholder accounts. The BEA Co-Administration Agreements provide that BEA shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BEA Co-Administration Agreements, BEA receives a fee calculated at an annual rate of .05% of each of the Funds' average daily net assets for assets up to $125 million and 10% thereafter.

DISTRIBUTION AND SHAREHOLDER SERVICING

          The Funds have each entered into Distribution Agreements with Counsellors Securities pursuant to their Distribution Plans (the "12b-1 Plans") under Rule 12b-1 of the 1940 Act. In consideration for Services (as defined below), the Distribution Agreement provides that the Funds will each pay Counsellors Securities a fee calculated at an annual rate of .25% of the respective average daily net assets of the Advisor Shares of the Funds. Services performed by Counsellors Securities include (a) the sale of the Advisor Shares, as set forth in the 12b-1 Plans ("Selling Services"), (b) ongoing servicing and/or maintenance of the accounts of shareholders of the Funds, as set forth in the 12b-1 Plans ("Shareholder Services"), and (c) sub-transfer agency services, subaccounting services or administrative services, as set forth in the 12b-1 Plans ("Administrative Services" and collectively with Selling Services and Administrative Services, "Services") including, without limitation, (i) payments reflecting an allocation of overhead and other office expenses of Counsellors Securities related to providing Services; (ii) payments made to, and reimbursement of expenses of, persons who provide support services in connection with the distribution of the Advisor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Funds, and providing any other Shareholder Services; (iii) payments made to compensate selected dealers or other authorized persons for providing any Services; (iv) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; (v) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective shareholders of the Funds; and (vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Counsellors Securities may, from time to time, deem advisable.

                              PORTFOLIO TRANSACTIONS

          Subject to policies established by the Board of Directors, BEA Associates is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, BEA Associates seeks to obtain the best net results for a Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While BEA Associates generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

          Fund transactions for the Funds may be effected on domestic or foreign securities exchanges. In transactions for securities not actively traded on a domestic or foreign securities exchange, a Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options. The Funds have no obligation to deal with any broker in the execution of transactions in portfolio securities. The Funds may use affiliates of Credit Suisse in connection with the purchase or sale of securities in accordance with rules or exemptive orders adopted by the Securities and Exchange Commission (the "SEC") when BEA believes that the charge for the transaction does not exceed usual and customary levels.

          Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. The reasonableness of any negotiated commission paid by the Funds will be evaluated on the basis of the difficulty involved in execution, the time taken to conclude the transaction, the extent of the broker's commitment, if any, of its own capital and the amount involved in the transaction. It should be noted that commission rates in U.S. Markets are negotiated.

          In the case of over-the-counter issues, there is generally no stated commission, but the price usually includes an undisclosed commission or markup, and the Fund will normally deal with the principal market makers unless it can obtain better terms elsewhere.

          No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. BEA Associates may, consistent with the interests of a Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to a Fund and other clients of BEA Associates. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by BEA Associates under his respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that BEA Associates, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of BEA Associates to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

          Corporate debt and U.S. Government securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

          BEA Associates may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Fund prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Fund's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Fund would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

          Investment decisions for each Fund and for other investment accounts managed by BEA Associates are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. A Fund will not purchase securities during the existence of any underwriting or selling group relating to such security of which BEA Associates or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors as deemed necessary and appropriate require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BEA Associates not participate in or benefit from the sale to a Fund.

          In no instance will portfolio securities be purchased from or sold to the Distributor or BEA Associates or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

          During the year ended August 31, 1996, BEA International Equity Portfolio paid $3,192,274.36 of brokerage commissions, BEA Emerging Markets Equity Portfolio paid $704,909.93 of brokerage commissions and for each other Fund no brokerage commissions were paid during such period.

          BEA International Equity, BEA Emerging Markets Equity and BEA Global Telecommunications Portfolios expect that their annual Fund turnover rate should not exceed 100% under normal market conditions. BEA High Yield Portfolio anticipates that its portfolio turnover may exceed 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund. Federal income tax laws may restrict the extent to which a Fund may engage in short term trading of securities. See "Taxes". Each of the Funds anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.

     The Funds have the benefit of an exemptive order issued by the SEC under the 1940 Act authorizing the Funds and other investment companies advised by BEA to acquire jointly securities issued in private placements, subject to the terms and conditions of the order. The Board of the Company has adopted a policy that the Funds will not purchase private placements (i.e. restricted securities other than Rule 144A securities).

                         PURCHASE AND REDEMPTION INFORMATION

          The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Investors will also be required to bear certain transaction costs associated with Redemptions-In-Kind. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under the Investment Company Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of Fund securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          Recently the staff of the SEC has recommended that the SEC consider recommending to the United States Congress that the Investment Company Act be amended to permit so-called "Interval Funds". Such Interval Funds may be structured to permit redemptions less frequently than daily. In the event that the SEC administratively or Congress legislatively permits the creation of such Interval Funds, the Funds may consider appropriate changes in their structures to conform with such provisions and to recognize the nature of the markets in foreign securities.


                                 VALUATION OF SHARES

          The net asset value per share of each Fund is calculated separately as of the close of regular trading of the NYSE on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Securities which are listed on stock exchanges, whether U.S. or foreign are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the valuation. Fund securities primarily traded in foreign markets may be traded in such markets on days which are not Business Days. Because net asset value per share of each Fund is determined only on Business Days, the net asset value of shares of a Fund may be significantly affected on days when an investor does not have access to the Fund. If on any Business Day a foreign securities exchange or foreign market is closed, the securities traded on such exchange or in such market will be valued at the last sale price reported on the previous business day of such foreign exchange or market. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors or its delegates as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Any assets which are denominated in a foreign currency are converted into U.S. dollars at the prevailing market rates for purposes of calculating net asset value.

          Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Fund conducted on a spot basis will be valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

          In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.

                          PERFORMANCE AND YIELD INFORMATION

          TOTAL RETURN. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                             n
                     P(1 + T)  = ERV

        Where:       P =  a hypothetical initial payment of $1,000

                     T =  average annual total return

                     n =  number of years (1, 5 or 10)

                  ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

          Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Company's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Company are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Company.

          The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Calculated according to the SEC rules for the period beginning on the commencement of operations and ended August 31, 1996, the average annual total return for the BEA International Equity Portfolio (commencing October 1, 1992) was 8.98% (annualized), BEA Emerging Markets Equity Portfolio (commencing February 1, 1993) was 7.63% (annualized) and BEA High Yield Portfolio (commencing March 1, 1993) was 7.40% (annualized). For the same period, the aggregate total return for the Funds was 40.80%, 30.13% and 23.89%, respectively.

          Calculated according to the non-standardized computation for the period beginning on the commencement of operations of each of the BEA International Equity and BEA Emerging Markets Equity Portfolios and ending on August 31, 1996, the average annual total return for the Funds was 8.98% and 7.63%, respectively. The aggregate total return for the Funds calculated according to the non-standardized computation for the period beginning on the commencement of operations of each of the Funds and ending August 31, 1996 was 40.08% and 30.13%, respectively.

          YIELD. Certain Funds may also advertise their yield. Under the rules of the SEC, a Fund advertising yield must calculate yield using the following formula:

                                       6
                     YIELD = 2[(a-b +1)  - 1]
                               ---
                                cd

          Where:     a =  dividends and interest earned during the period.

                    b =  expenses accrued for the period (net of reimbursement).

                    c =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d =  the maximum offering price per share on the last day of the period.

          Under the foregoing formula, yield is computed by compounding semi-annually, the net investment income per share earned during a 30 day period divided by the maximum offering price per share on the last day of the period. For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

          Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

          The yields on certain obligations are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Fund's investment adviser will consider whether the Fund should continue to hold the obligation.

                                        TAXES


          GENERAL TAX CONSEQUENCES TO THE COMPANY AND ITS SHAREHOLDERS. The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Company's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion in this Statement of Additional Information and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

          Each Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it (a) distributes an amount equal to the sum of (i) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (ii) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement"), and (b) satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

          In addition to satisfaction of the Distribution Requirement each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments, if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or in options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including accrued original issue discount, "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          Future Treasury regulations may provide that currency gains that are not "directly related" to a Fund's principal business of investing in stock or securities (or in options or futures with respect to stock or securities) will not satisfy the Income Requirements. Income derived by a regulated investment company from a partnership or trust (including a foreign entity that is classified as a partnership or trust for U.S. federal income tax purposes) will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

          In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

          The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. A Fund will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

          Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Company in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          Each Fund intends to distribute to shareholders its excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Fund as capital gain dividends may not exceed the net capital gain of such Fund for any taxable year, determined by excluding any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Company to shareholders not later than 60 days after the close of each Fund's respective taxable year.

          In the case of corporate shareholders, distributions (other than capital gain dividends) of a Fund for any taxable year will qualify for the 70% dividends received deduction, only to the extent of the gross amount of
"qualifying dividends" received by such Fund for the year.   Generally, a
dividend will be treated as a "qualifying dividend" only if it has been received from a domestic corporation. However, if a Fund owns at least 10 percent of the stock (by vote and value) of certain foreign corporations with U.S. source income, then a portion of the dividends paid by such foreign corporations may constitute "qualifying dividends". A dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. The Company will designate the portion, if any, of the distribution made by a Fund that qualifies for the dividends received deduction in a written notice mailed by RBB to shareholders not later than 60 days after the close of the Fund's taxable year.

          Investors should note that recent legislative changes made to the Code have increased the significance of the distinction between capital gain and ordinary income distributions for some individual investors. Under this legislation, the maximum marginal rate on ordinary income for individuals, trusts and estates has nominally been increased only from 28% to 31%. However, due to the phase-out of personal exemptions and the enactment of limitations on itemized deductions for individual taxpayers whose adjusted gross income exceeds certain threshold amounts that depend on the taxpayer's filing status, the actual maximum marginal rate may be significantly greater. By contrast, the maximum rate on the net capital gain of individuals, trusts and estates remains 28%. Capital gains and ordinary income of corporate taxpayers will continue to be taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000). Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

          Corporate taxpayers may be liable for alternative minimum tax, which is imposed at the rate of 20% of "alternative minimum taxable income" (less, in the case of corporate shareholders with "alternative minimum taxable income" of less than $310,000, the applicable "exemption amount"), in lieu of the regular corporate income tax. "Alternative minimum taxable income" is equal to "taxable income" (as determined for corporate income regular tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income" are allowed to exclude exempt interest dividends (other than exempt interest dividends derived from certain private activity bonds ("AMT Preference Dividends"), as explained in the Prospectus) and to utilize the 70% dividends received deduction at the first level of computation, the Code requires (as a second computational step) that "alternative minimum taxable income" be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income."

          Corporate shareholders will have to take into account (1) all exempt interest dividends and (2) the full amount of all dividends from a Fund that are treated as "qualifying dividends" for purposes of the dividends received deduction in determining their "adjusted current earnings." As much as 75% of any exempt interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. Exempt interest dividends received by such a corporate shareholder may accordingly be subject to alternative minimum tax at an effective rate of 15%.

          Corporate investors should also note that the Superfund Amendments and Reauthorization Act of 1986 imposes an environmental tax on corporate taxpayers of 0.14% of the excess of "alternative minimum taxable income" (with certain modifications) over $2,000,000 for taxable years beginning after 1986 and before 1996, regardless of whether such taxpayers are liable for alternative minimum tax.

          If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Fund intends to distribute all of its taxable income currently, no Fund anticipates incurring any liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

          The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

          The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

          Certain states exempt from state income taxation dividends paid by a regulated investment company that are derived from interest on U.S. Government obligations. Each Fund will accordingly inform its shareholders annually of the percentage, if any, of its ordinary dividends that is derived from interest on U.S. Government obligations. Shareholders should consult with their tax advisers as to the availability and extent of any applicable state income tax exemption.


          SPECIAL TAX CONSIDERATIONS. The following discussion relates to the particular Federal income tax consequences of the investment policies of the Funds. The ability of the Funds to engage in options, short sale and futures activities will be somewhat limited by the requirements for their continued qualification as regulated investment companies under the Code, in particular the Distribution Requirement, the Short-Short Gain Test and the Asset Diversification Requirement.

          STRADDLES. The options transactions that the Funds enter into may result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Funds for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Funds must make in order to avoid Federal excise tax. Furthermore, in determining their investment company taxable income and ordinary income, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Funds of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain which (if any) of these elections they will make.

          Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to the Funds of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions. For purposes of the Short-Short Gain Test, current Treasury regulations provide that (except to the extent that the short sale rules discussed below would otherwise apply) the straddle rules will have no effect on the holding period of any straddle position. However, the U.S. Treasury has announced that it is continuing to study the application of the straddle rules for this purpose.

          OPTIONS AND SECTION 1256 CONTRACTS. The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, certain options transactions that the Funds enter into, as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market entered into by the Funds, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of
Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the relevant Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Fund continued to hold. Investors should also note that Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Fund must make to avoid Federal excise tax liability.

          Each of the Funds may elect not to have the year-end marking-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Fund that are not Section 1256 contracts (the "Mixed Straddle Election"). It is unclear under present law how certain gain that the Funds may derive from trading in Section 1256 contracts for which a Mixed Straddle Election is not made will be treated for purposes of the "Short-Short Gain Test." The Funds may seek a ruling from the Internal Revenue Service in order to resolve this issue.

          FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement. A Fund may request a private letter ruling from the Internal Revenue Service for guidance on some or all of these issues.

          Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Fund may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code Section 988 exceed other investment company taxable income during a taxable year, a Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

          PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFIC"), such Fund may be subject to "deferred" Federal income tax on a portion of any "excess distribution" received with respect to such shares or on a portion of any gain recognized upon a disposition of such shares, notwithstanding the distribution of such income to the shareholders of such Fund. Additional charges in the nature of interest may also be imposed on a Fund in respect of such deferred taxes. However, in lieu of sustaining the foregoing tax consequences, a Fund may elect to have its investment in any PFIC taxed as an investment in a "qualified electing fund" ("QEF"). A Fund making a QEF election would be required to include in its income each year a ratable portion, whether or not distributed, of the ordinary earnings and net capital gain of the QEF. Any such QEF inclusions would have to be taken into account by a Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement.

          The Internal Revenue Service has proposed regulations that would permit a Fund to elect (in lieu of paying deferred tax or making a QEF election) to mark-to-market annually any PFIC shares that it owned and to include any gains (but not losses) that it was deemed to realize as ordinary income. A Fund generally would not be subject to deferred Federal income tax on any gains that it was deemed to realize as a consequence of making a mark-to-market election, but such gains would be taken into account by the Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement. The proposed regulations would generally apply only prospectively, to taxable years ending after their promulgation as final regulations.

          SHORT-SHORT GAIN TEST. Because of the Short-Short Gain Test, the Funds may have to limit the sale of appreciated (but not depreciated) securities that they have held for less than three months. The short sale of (including for this purpose the acquisition of a put option on) (1) securities held on the date of the short sale or acquired after the short sale and on or before the date of closing thereof or (2) securities which are "substantially identical" to securities held on the date of the short sale or acquired after the short sale and on or before the date of the closing thereof may reduce the holding period of such securities for purposes of the Short-Short Gain Test.

          Any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of such hedge for purposes of the Short-Short Gain Test. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of the Short-Short Gain Test. Each of the Funds anticipates engaging in hedging transactions that qualify as designated hedges. However, because of the failure of the U.S. Treasury to promulgate regulations as authorized by the Code, it is not clear at the present time whether this treatment will be available to all of the Funds' hedging transactions. To the extent the Funds' transactions do not qualify as designated hedges, the Funds' investments in short sales, options or other transactions may be limited.

          ASSET DIVERSIFICATION REQUIREMENT. For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. However, the Internal Revenue Service has also informally ruled that a put option written by a fund must be treated as a separate asset and its value measured by "the value of the underlying security" for purposes of the Asset Diversification Requirement, regardless (apparently) of whether it is "covered" under the rules of the exchange. The Internal Revenue Service has not explained whether in valuing a written put option in this manner a fund should use the current value of the underlying security (its prospective future investment); the cash consideration that must be paid by the fund if the put option is exercised (its liability); or some other measure that would take into account the fund's unrealized profit or loss in writing the option. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its writing of options in order to stay within the limits of the Asset Diversification Requirement.


                    ADDITIONAL INFORMATION CONCERNING FUND SHARES

          The Company has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock (Laffer/Canto Equity), 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock (Growth & Income Series 2), 100 million shares are classified as Class EE Common Stock (Balanced Series 2), 50 million shares are classified as Class FF (n/i Micro Cap), 50 million shares are classified as Class GG (n/i Growth), 50 million shares are classified as Class HH (n/i Growth & Value), 100 million shares are classified as Class II (BEA Investor International), 100 million shares are classified as Class JJ (BEA Investor Emerging), 100 million shares are classified as Class KK (BEA Investor High Yield), 100 million shares are classified as Class LL (BEA Investor Global Telecom), 100 million shares are classified as Class MM (BEA Advisor International), 100 million shares are classified as Class NN (BEA Advisor Emerging), 100 million shares are classified as Class OO (BEA Advisor High Yield), 100 million shares are classified as Class PP (BEA Advisor Global Telecom), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS (BOSTON PARTNERS ADVISOR LARGE CAP), 700 million shares are classified as Class Janney Money Common Stock, 200 million shares are classified as Class Janney Municipal Money Common Stock, 500 million shares are classified as Class Janney U.S. Government Money Common Stock, 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock, 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class MM, NN, OO and PP Common Stock constitute the BEA Advisor classes. Under the Company's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

          The classes of Common Stock have been grouped into sixteen separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Family, Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in nine non-money market portfolios; the n/i Family represents interests in three non-money market portfolios; the Boston Partners Family represents interests in one non-money market portfolio; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.

          The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. the Company's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

          As stated in the Prospectus, holders of shares of each class of the Company will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

          Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                    MISCELLANEOUS

          COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103 serves as counsel to RBB and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Company's independent directors.

          INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Company's independent accountants. No financial statements appear in this Statement of Additional Information because, as of the date hereof, the Advisor Class had no performance history.

          Control Persons. As of October 1, 1996, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning Fund Shares" above. the Company does not know whether such persons also beneficially own such shares.

FUND                        NAME AND ADDRESS                       PERCENT OWNED
----                       ----------------                       -------------

RBB Money Market            Luanne M. Garvey and Robert J.                11.2
Portfolio                   Garvey
(Class E)                   2729 Woodland Avenue
                            Trooper, PA  19403

                            Harold T. Erfer                               12.2
                            414 Charles Lane
                            Wynnewood, PA  19096

                            Karen M. McElhinny and                        15.8
                            Contribution Account
                            4943 King Arthur Drive
                            Erie, PA  16506

                            John Robert Estrada and                       22.5
                            Shirley Ann Estrada
                            1700 Raton Drive
                            Arlington, TX  76018

                            Eric Levine and Linda & Howard                27.6
                            Levine
                            67 Lanes Pond Road
                            Howell, NJ  07731

RBB Municipal Money         William B. Pettus Trust                       11.4
Market Portfolio            Augustine W. Pettus Trust
(Class F)                   827 Winding Path Lane
                            St. Louis, MO  63021-6635

                            Seymour Fein                                  88.6
                            P.O. Box 486
                            Tremont Post Office
                            Bronx, NY  10457-0486

Cash Preservation Money     Jewish Family and Children's                  56.8
Market Portfolio            Agency of Philadelphia
(Class G)                   Capital Campaign
                            Attn:  S. Ramm
                            1610 Spruce Street
                            Philadelphia, PA  19103

                            Lynda R. Succ Trustee for in                  12.4
                            Trust under The Lynda R. Campbell
                            Caring Trust
                            935 Rutger Street
                            St. Louis, MO  63104

                            Theresa M. Palmer                             7.8
                            5731 N. 4th Street
                            Philadelphia, PA  19120

FUND                        NAME AND ADDRESS                       PERCENT OWNED
----                       ----------------                       -------------

Cash Preservation           Kenneth Farwell and Valerie                   10.8
Municipal Money Market      Farwell Jt. Ten
Portfolio                   3854 Sullivan
(Class H)                   St. Louis, MO  63107

                            Gary L. Lange and                             15.2
                            Susan D. Lange JTTEN
                            13 Muirfield Ct North
                            St. Charles, MO  63309

                            Andrew Diederich and Doris                    5.9
                            Diederich
                            1003 Lindenman
                            Des Peres, MO  63131

                            Marcella L. Haugh Caring Tr Dtd               14.8
                            8/12/91
                            40 Plaza Square
                            Apt. 202
                            St. Louis, MO  63101

                            Emil Hunter and Mary J. Hunter                7.5
                            428 W. Jefferson
                            Kirkwood, MO  63122

                            Gwendoyln Haynes                              5.1
                            2757 Geyer
                            St. Louis, MO

Sansom Street Money         Wasner & Co.                                  20.1
Market Portfolio            FAO Paine Webber and Managed
(Class I)                   Assets Sundry Holdings
                            Attn:  Joe Domizio
                            200 Stevens Drive
                            Lester, PA  19113

                            Saxon and Co.                                 73.3
                            FBO Paine Webber
                            P.O. Box 7780 1888
                            Philadelphia, PA  19182

                            Robertson Stephens & Co.                      6.5
                            FBO Exclusive Benefit Investors
                            c/o Eric Moore
                            555 California Street/No. 2600
                            San Francisco, CA  94101

Bradford Municipal          J.C. Bradford & Co.                           100
Money (Class R)             330 Commerce Street
                            Nashville, TN  37201

FUND                        NAME AND ADDRESS                       PERCENT OWNED
----                       ----------------                       -------------

Bradford Government         J.C. Bradford & Co.                           100
Obligations Money           330 Commerce Street
(Class S)                   Nashville, TN  37201

BEA International           Blue Cross & Blue Shield of                   5.1
Equity                      Massachusetts Inc.
(Class T)                   Retirement Income Trust
                            100 Summmer Street
                            Boston, MA  02310

                            Invest Comm of MAFCO Hold Inc. MT             5.0
                            625 Madison Ave., 4th Floor
                            New York, NY  10022

BEA High Yield              Temple Inland Master Retirement               10.2
Portfolio                   Trust
(Class U)                   303 South Temple Drive
                            Diboll, TX  75941

                            Guenter Full Trst Michelin North              16.7
                            America Inc.
                            Master Trust
                            P. O. Box 19001
                            Greenville, SC 29602-9001

                            Flour Corporation Master                      9.4
                            Retirement Trust
                            2383 Michelson Drive
                            Irvine, CA  92730

                            C S First Boston Pension Fund                 10.0
                            Park Avenue Plaza, 34th Floor
                            55 E. 52nd Street
                            New York, NY  10055
                            Attn:  Steve Medici

                            SC Johnson & Son, Inc. Retirement             13.3
                            Plan
                            1525 Howe Street
                            Racine, WI  53403

                            GCIV Employer Retirement Fund                 6.3
                            8650 Flair Drive
                            E. Monte, CA  96731-3011

BEA Emerging Markets        Wachovia Bank North Carolina                  15.7
Equity Portfolio            Trust for Carolina Power & Light
(Class V)                   Co. Supplemental Retirement Trust
                            301 N. Main Street
                            Winston-Salem, NC  27101

FUND                        NAME AND ADDRESS                       PERCENT OWNED
----                       ----------------                       -------------

                            Wachovia Bank of North Carolina               5.4
                            And For Fleming Companies Inc.
                            TRST _______ Pension Trust
                            307 North Main 3099 Street
                            Winston, Salem, NC 27150

                            Hall Family Foundation                        30.5
                            P.O. Box 419580
                            Kansas City, MO  64208

                            Arkansas Public Emploees                      10.8
                            Retirement System
                            124 W. Capitol Avenue
                            Little Rock, AR  72201

                            Northern Trust                                12.9
                            Trustee for Pillsbury
                            P.O. Box 92956
                            Chicago, IL  60675

                            Amherst H. Wilder Foundation                   5.9
                            919 Lafond Avenue
                            St. Paul, MN  55104

BEA US Core Equity          Bank of New York                              45.3
Portfolio                   Trust APU Buckeye Pipeline
(Class X)                   One Wall Street
                            New York, NY 10286

                            Werner & Pfleiderer Pension                    7.5
                            Plan Employees
                            663 E. Crescent Avenue
                            Ramsey, NJ  07446

                            Washington Hebrew Congregation                11.1
                            3935 Macomb St. NW
                            Washington, DC  20016

                            Shamut Bank                                   6.3
                            TRST Hospital St. Raphael
                            Malpractice TR
                            Attn: DCRF Actions
                            P.O. Box 92800
                            Rochester, NY  14692-8900

BEA US Core Fixed           New England UFCW & Employers'                 24.5
Income Portfolio            Pension Fund Board of Trustees
(Class Y)                   161 Forbes Road, Suite 201
                            Braintree, MA  02184

FUND                        NAME AND ADDRESS                       PERCENT OWNED
----                       ----------------                       -------------

                            W.M. Burke Rehabilitation                     5.4
                            Hospital Inc.
                            Burke Employees Pension Plan
                            795 Mamaroneck Avenue
                            White Plains, NY  10605

                            Patterson & Co.                               8.9
                            P.O. Box 7829
                            Philadelphia, PA  19102

                            MAC & Co                                      6.9
                            FAO 176-655
                            ROBF1766552
                            Mutual Funds Operations
                            P. O. Box 3198
                            Pittsburgh, PA 15230-3198

                            Bank of New York                              9.6
                            Trst Fenway Partners Master Trust
                            One Wall Street, 12th floor
                            New York, NY  10286

                            Citibank NA                                   12.8
                            Trst CS First Boston Corp Emp S/P
                            Attn: Sheila Adams
                            111 Wall Street, 20th floor Z 1
                            New York, NY  10043

BEA Global Fixed Income     Sunkist Master Trust                          36.0
Portfolio (Class Z)         14130 Riverside Drive
                            Sherman Oaks, CA  91423

                            Patterson & Co.                               25.7
                            P. O. Box 7829
                            Philadelphia, PA 19101

                            Key Trust Co. of Ohio                         20.8
                            FBO Eastern Enterp. Collective
                            Inv. Trust
                            P.O. Box 901536
                            Cleveland, OH  44202-1559

                            Mary E. Morten                                6.2
                            C/O Credit Suisse New York
                            12 E. 49th Street, 40th Floor
                            New York, NY  10017
                            Attn:  Portfolio Management


BEA Municipal Bond Fund     William A. Marquard                           37.4
Portfolio                   2199 Maysville Rd.
(Class AA)                  Carlisle, KY  40311

FUND                        NAME AND ADDRESS                       PERCENT OWNED
----                       ----------------                       -------------

                            Arnold Leon                                   12.5
                            c/o Fiduciary Trust Company
                            P.O. Box 3199
                            Church Street Station
                            New York, NY  10008

                            Irwin Bard                                    6.2
                            1750 North East 183rd St. North
                            Miami Beach, FL  33160

                            Matthew M. Sloves and Diane                   5.7
                            Decker Sloves
                            Tenants in Common
                            1304 Stagecoach Road, S.E.
                            Albuquerque, NM  87123

n/i Micro Cap Fund          Charles Schwab & Co. Inc.                     12.8
(Class FF)                  Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery Street
                            San Francisco, CA  94101

                            Chase Manhattan Bank                          30.5
                            Trst Collins Group Trust
                            940 Newport Center Drive
                            Newport Beach, CA  92660

                            Currie & Co.                                  6.4
                            c/o Fiduciary Trust Co. Intl
                            P. O. Box 3199
                            Church Street Station
                            New York, NY  10008

                            Bruce Feizer                                  5.3
                            TRST JEF Memorial Ranch Account
                            P.O. Box 117
                            Vicksburg, MI  49097

n/i Growth Fund             Charles Schwab & Co. Inc.                     20.7
(Class GG)                  Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery Street
                            San Francisco, CA 94101

FUND                        NAME AND ADDRESS                       PERCENT OWNED
----                       ----------------                       -------------

                            U S Equity Investment Portfolio LP            22.7
                            c/o Asset Management Advisors Inc.
                            1001 N. US Hwy
                            Suite 800
                            Jupiter, FL 33447

                            Bank of New York                              10.2
                            Trst Sunkist Growers Inc.
                            14130 Riverside Drive
                            Sherman Oaks, CA 91423-2392

n/i Growth and Value        Charles Schwab & Co. Inc.                     31.6
Fund (Class HH)             Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery Street
                            San Francisco, CA  94104

Janney Montgomery Scott     Janney Montgomery Scott                       100
Money Market Portfolio      1801 Market Street
(Class Janney Money         Philadelphia, PA  19103-1675
Market)

Janney Montgomery Scott     Janney Montgomery Scott                       100
Municipal Money Market      1801 Market Street
Portfolio                   Philadelphia, PA  19103-167
(Class Janney Municipal
Money Market)

Janney Montgomery Scott     Janney Montgomery Scott                       100
Government Obligations      1801 Market Street
Money Market Portfolio      Philadelphia, PA  19103-1675
(Class Janney
Government Obligations
Money)

Janney Montgomery Scott     Janney Montgomery Scott                       100
New York Municipal          1801 Market Street
Money Market Portfolio      Philadelphia, PA  19103-1675
(Class Janney N.Y.
Municipal Money)

     As of the above date, directors and officers as a group owned less than one percent of the shares of RBB.

     LITIGATION. There is currently no material litigation affecting the Company.

     FINANCIAL STATEMENTS. No financial statements are supplied for the Advisor Classes of the Funds because, as of the date of the Prospectus and this Statement of Additional Information, the Advisor Classes of the Funds had no operating history. Financial statements are provided for the Institutional Classes of the Funds representing interests in the BEA International Equity, BEA Emerging Markets Equity and the BEA High Yield Equity.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA International Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COMMON AND CONVERTIBLE STOCKS, WARRANTS AND RIGHTS -- 96.4%
ARGENTINA -- 0.2%
  Sodigas del Sur S.A.+......................      403,923  $    745,416
  Sodigas Pampeana S.A.+.....................      558,962       844,809
                                                            ------------
                                                               1,590,225
                                                            ------------
AUSTRALIA -- 2.0%
  Broken Hill Corp. Ltd......................      240,546     3,273,168
  CRA Ltd....................................      224,900     3,415,701
  News Corp. Ltd. ADR........................       94,000     1,997,500
  News Corp. Ltd. Pfd. ADR...................       46,900       832,475
  WMC Ltd....................................      564,500     3,925,398
                                                            ------------
                                                              13,444,242
                                                            ------------
BRAZIL -- 2.7%
  Banco Bradesco S.A. PN.....................  556,077,084     4,705,099
  Centrais Eletricas Brasileiras S.A. ON.....       63,836        16,957
  Cia. Cervejaria Brahma PN Warrants Expire
    9/30/96**................................      369,916       134,660
  Cia. Tecidos Norte de Minas Gerais PN......    9,556,000     3,243,813
  Cia. Vale do Rio Doce ADR..................      196,900     3,825,570
  Lojas Americanas S.A. PN...................   56,034,786       970,299
  Telecomunicacoes de Sao Paulo S.A. PN......   28,410,000     5,450,561
                                                            ------------
                                                              18,346,959
                                                            ------------
CANADA -- 0.6%
  Magna International, Inc. Class A..........       85,600     4,130,200
                                                            ------------
DENMARK -- 0.3%
  Unidanmark A/S 144A........................       52,990     2,343,788
                                                            ------------
FINLAND -- 1.3%
  Nokia Corp. ADR............................       24,000     1,014,000
  Nokia Corp. Class A........................      102,196     4,344,582
  UPM-Kymmene Corp...........................      139,020     3,178,986
                                                            ------------
                                                               8,537,568
                                                            ------------
FRANCE -- 7.6%
  Accor......................................       24,025     2,908,814
  AXA S.A....................................       56,764     3,186,318
  Bertrand Faure.............................      118,121     3,884,485
  BIC S.A....................................       35,620     5,199,127
  Carrefour Super Marche.....................       14,214     7,184,204
  Christian Dior S.A.........................       32,971     3,972,911
  Compagnie Generale Des Eaux................       39,100     3,771,764

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
FRANCE -- (CONTINUED)
  Compagnie Generale Des Eaux Certificates...        1,002  $     96,657
  Credit Local de France.....................       52,111     4,291,978
  G.T.M. Entrepose S.A.......................       67,182     4,040,474
  G.T.M. Entrepose S.A. Certificates.........        1,912       114,992
  Groupe Danone..............................        6,733       929,561
  L'Air Liquide..............................        8,300     1,413,115
  Legrand....................................        9,764     1,459,875
  Michelin Class B...........................       36,558     1,708,399
  Technip S.A................................       49,209     4,461,175
  Valeo S.A..................................       67,691     3,409,284
                                                            ------------
                                                              52,033,133
                                                            ------------
GERMANY -- 5.4%
  Adidas AG..................................       63,800     5,498,513
  Commerzbank AG.............................        7,950     1,832,466
  Degussa CN.................................        9,950     3,485,930
  Deutsche Bank AG...........................       68,890     3,412,369
  GEA AG Non Voting Pfd......................       10,346     3,356,820
  Hoechst AG.................................      172,450     6,026,541
  Man AG.....................................       12,260     3,082,817
  RWE AG.....................................       55,700     2,028,227
  SAP AG.....................................        5,450       905,509
  SAP AG 144A ADR............................       61,500     3,361,959
  Volkswagen AG..............................       10,821     4,015,634
                                                            ------------
                                                              37,006,785
                                                            ------------
HONG KONG -- 4.5%
  Cheung Kong Holdings Ltd...................      757,500     5,315,188
  Citic Pacific Ltd..........................    1,143,900     5,030,408
  Hong Kong and China Gas....................    2,409,000     3,894,781
  HSBC Holdings PLC..........................      409,408     7,069,381
  New World Development Company..............      858,000     4,161,547
  Sun Hung Kai Properties Ltd................      505,300     4,934,379
                                                            ------------
                                                              30,405,684
                                                            ------------
INDIA -- 0.7%
  India Liberalisation Fund Class A 144A
    **/****..................................      276,532     1,960,612
  Indian Opportunity Fund Ltd. **............      320,156     2,958,241
                                                            ------------
                                                               4,918,853
                                                            ------------
INDONESIA -- 1.1%
  PT Astra International***..................    2,320,100     3,022,125
  PT Telekomunikasi***.......................    2,177,500     3,068,866
  PT Telekomunikasi Indonesia ADR............       41,900     1,167,963
                                                            ------------
                                                               7,258,954
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
ISRAEL -- 1.0%
  Geotek Communications, Inc. Series M
    Cumulative Convertible Pfd.+.............          600  $  6,476,842
                                                            ------------
ITALY -- 2.7%
  Banca Fideuram S.p.A.......................    1,351,600     2,989,236
  Edison S.p.A...............................      460,000     2,485,499
  Istituto Mobiliare Italiano S.p.A..........      746,500     5,882,234
  Telecom Italia Mobile S.p.A**..............    1,014,784     2,089,775
  Telecom Italia Mobile Non-Convertible
    Savings Shares**.........................    1,347,050     1,641,221
  Telecom Italia Non-Convertible Savings
    Shares...................................    1,347,050     2,163,022
  Telecom Italia S.p.A.......................      724,984     1,423,373
                                                            ------------
                                                              18,674,360
                                                            ------------
JAPAN -- 22.2%
  Aida Engineering Ltd.......................       78,000       580,278
  Aoki International Company Ltd.............       58,000     1,121,444
  Aoyama Trading Company.....................       79,000     2,087,561
  Bank of Tokyo - Mitsubshi..................      137,000     2,787,681
  Chudenko Corp..............................       15,000       480,619
  Chugai Pharmaceutical Company Ltd..........      173,000     1,537,105
  Chugoku Bank, Ltd..........................       98,000     1,570,021
  Dai-Ichi Kangyo Bank Ltd...................      244,000     4,043,827
  Daiichi Pharmaceutical Company Ltd.........      203,000     3,102,661
  Daiwa House................................      247,000     3,524,998
  Daiwa Securities Company Ltd...............      107,000     1,211,767
  Danto Corp.................................       47,000       532,271
  Fuji Photo Film Company Ltd................      163,000     4,907,559
  Fujitsu Limited............................      309,000     2,785,296
  Higo Bank..................................      203,000     1,463,484
  Hitachi Cable..............................      153,000     1,119,925
  Hitachi Ltd................................      529,000     4,860,897
  Hitachi Metals Ltd.........................       93,000       856,275
  Hokuetsu Paper Mills.......................      189,000     1,444,342
  House Food Indl............................       92,000     1,677,194
  Industrial Bank of Japan Ltd...............      181,900     3,868,787
  Industrial Bank of Japan Ltd. Rights.......       14,552       150,062
  Kikkoman...................................      160,000     1,168,217
  Kinden Corp................................       83,000     1,268,576
  Kirin Brewery Company Ltd..................      127,000     1,309,640
  Kyocera Corp...............................       25,000     1,698,739
  Kyudenko Company Ltd.......................       53,000       678,298
  Kyushu Electric Power......................      171,000     3,668,447
  Makita Electric Works......................       85,000     1,220,882
  Maruichi Steel Tube........................       48,000       817,604
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
JAPAN -- (CONTINUED)
  Matsushita Electric Works..................      127,000  $  1,262,867
  Mitsubishi ElectricCorp....................      463,000     2,971,283
  Mitsubishi Estate Company Ltd..............      188,000     2,302,182
  Mitsubishi Gas and Chemical Company........      286,000     1,179,707
  Mitsubishi Steel Manufacturing **..........      257,500     1,299,236
  Mitsubishi Trust and Banking Corp..........      101,000     1,515,790
  Mitsui Petrochemical.......................      318,000     2,143,228
  Murata Manufacturing Company Ltd...........       50,000     1,767,793
  NEC Corp...................................      365,000     3,898,352
  Nichicon...................................      212,000     2,908,388
  Nippon Chemi-Con Corp......................      123,000       765,565
  Nippon Meat Packers........................      153,000     2,127,152
  Nippon Oil Company.........................      504,000     3,085,904
  Nippon Paper Industries Co.................      463,000     2,770,923
  Nisshin Steel Company Ltd..................      504,000     1,832,980
  Nomura Securities Company Ltd..............      188,000     3,271,522
  Ricoh Company Ltd..........................      160,000     1,561,550
  Rinnai.....................................       57,000     1,291,041
  Sakura Bank Ltd............................      289,000     2,740,724
  Sanwa Bank.................................      214,000     3,783,077
  Seino Transportation Company Ltd...........      198,000     2,916,858
  Sekisui Chemical Co........................      250,000     2,716,140
  Sekisui House Ltd..........................      463,000     4,902,403
  Shimachu...................................       26,000       742,105
  Shimano Inc................................       76,000     1,406,500
  Shin-Etsu Chemical Co......................      171,000     3,022,926
  Shionogi & Company Ltd.....................      193,000     1,508,673
  Shiseido Company Ltd.......................      238,000     2,892,551
  Sumitomo Bank Ltd..........................      102,000     1,868,889
  SXL Corp...................................      132,000     1,227,511
  Takara Standard............................       63,000       649,664
  Tohoku Electric Power Company..............      169,000     3,641,101
  Tokai Bank Ltd.............................      163,000     1,936,010
  Tokio Marine and Fire Insurance Company....      206,000     2,351,901
  Tokyo Style Corp. Ltd......................       81,000     1,297,671
  Toppan Printing............................      341,000     4,301,353
  Toshiba Corp...............................      526,000     3,399,797
  UNY Company Ltd............................       95,000     1,670,656
  Yakult Honsha..............................       22,000     1,595,065
  Yamaguchi Bank.............................      102,000     1,549,581
  Yamanouchi Pharmaceutical..................      142,000     2,928,644
  Yokogawa Bridge Corp.......................       51,000       638,615
                                                            ------------
                                                             151,188,335
                                                            ------------
MALAYSIA -- 2.3%
  Diversified Resources Berhad...............    1,568,700     5,129,350



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MALAYSIA -- (CONTINUED)
  Malayan Banking Berhad.....................      560,300  $  5,327,627
  Petronas Gas Berhad International..........      955,000     3,984,754
  YTL Corp. Berhad...........................      287,300     1,417,769
                                                            ------------
                                                              15,859,500
                                                            ------------
MEXICO -- 2.7%
  Cementos Mexicanos CPO, S.A................    1,134,500     4,147,232
  Corparacion GEO S.A. de C.V. Class B **....      691,600     3,486,522
  Corporacion Industrial SanLuis S.A. de C.V.
    CPO......................................      601,894     3,570,457
  Grupo Elektra S.A. de C.V. CPO.............      282,600     2,006,451
  Grupo Modelo S.A. de C.V. Class C..........      484,200     2,236,490
  Kimberly Clark de Mexico S.A. de C.V. Class
    A........................................      160,600     2,950,250
  Telefonos de Mexico S.A. de C.V.
    Unsponsored ADR..........................        4,400         6,875
                                                            ------------
                                                              18,404,277
                                                            ------------
NETHERLANDS -- 3.3%
  Akzo Nobel.................................       36,200     4,209,658
  Heineken N.V...............................       15,200     3,383,072
  Internationale Nederlanden Groep N.V.......      115,100     3,587,334
  Nutricia Verenigde Bedrijven N.V...........       26,100     3,493,007
  VNU Verenigd Bezit.........................       15,000       262,659
  Wolters Kluwer.............................       60,400     7,591,878
                                                            ------------
                                                              22,527,608
                                                            ------------
PHILIPPINES -- 1.0%
  Ayala Corp. Class B........................    2,940,600     3,428,452
  Philippine Long Distance Telephone Company
    ADR......................................       53,050     3,176,369
                                                            ------------
                                                               6,604,821
                                                            ------------
PORTUGAL -- 0.6%
  Portugal Telecom S.A. ADR **...............       52,380     1,394,617
  Portugal Telecom S.A. Register.............      103,000     2,755,946
                                                            ------------
                                                               4,150,563
                                                            ------------
PUERTO RICO -- 0.5%
  Cellular Communications of Puerto Rico,
    Inc. ADR **..............................      130,900     3,501,575
                                                            ------------
RUSSIA -- 0.2%
  PLD Telekom, Inc...........................      192,900     1,470,862
                                                            ------------
SINGAPORE -- 2.2%
  DBS Land Ltd...............................      470,600     1,565,878
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
SINGAPORE -- (CONTINUED)
  Overseas-Chinese Banking Corp. Ltd.***.....      458,770  $  5,512,416
  Singapore Press Holdings***................      168,400     2,921,408
  United Overseas Bank Ltd.***...............      488,980     4,693,374
                                                            ------------
                                                              14,693,076
                                                            ------------
SOUTH AFRICA -- 2.2%
  Amalgamated Banks of South Africa Ltd......      602,443     2,779,886
  Anglo American Industrial Corp. Ltd........       80,658     2,984,670
  Gencor Ltd.................................      910,500     3,206,844
  South African Breweries Ltd................      194,412     5,157,162
  South African Breweries Ltd. ADR...........       22,813       604,955
                                                            ------------
                                                              14,733,517
                                                            ------------
SOUTH KOREA -- 1.5%
  Korea Fund, Inc............................      551,525    10,547,916
                                                            ------------
SPAIN -- 2.3%
  Banco Intercontinental Espanol.............       34,400     3,892,212
  Banco Popular..............................       20,000     3,470,334
  Repsol S.A. ADR............................      122,500     3,996,562
  Telefonica de Espana ADR...................       81,700     4,524,137
                                                            ------------
                                                              15,883,245
                                                            ------------
SWEDEN -- 4.8%
  Astra AB Fria Class A......................      168,920     7,145,192
  Autoliv AB.................................      140,800     4,647,602
  Ericsson Telephone Company ADR Class B.....      249,460     5,753,171
  Hennes & Mauritz Fria Class B..............       70,004     7,275,890
  Mo Och Domsjo AB - B Shares................      138,200     3,998,081
  Stora Kopparbergs Bergslags Aktiebolag A
    Shares...................................      255,800     3,593,836
                                                            ------------
                                                              32,413,772
                                                            ------------
SWITZERLAND -- 5.1%
  ABB AG.....................................        5,006     6,171,952
  Ciba Geigy AG Registered...................        4,484     5,662,938
  Holderbank Financiere Glaris AG Class B....        5,507     4,214,260
  Roche Holding AG...........................          665     5,069,544
  Sandoz AG Registered.......................        3,250     3,868,790
  Schweiz Bankgesellschaft B.................        3,627     3,522,387
  Swiss Reinsurance Company Registered.......        6,010     6,497,974
                                                            ------------
                                                              35,007,845
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
THAILAND*** -- 2.3%
  Advanced Information Services Public
    Company Ltd..............................      214,900  $  2,844,891
  Krung Thai Bank Public Company Ltd.........      840,570     3,631,476
  Phatra Thanakit Public Company Ltd.........      325,000     1,932,224
  Siam Cement Company Ltd....................       80,500     3,101,308
  Thai Farmers Bank Public Company Ltd.......      405,300     4,305,208
  Thai Farmers Bank Public Company Ltd.
    Warrants Expire 09/15/2002...............       50,663       136,546
                                                            ------------
                                                              15,951,653
                                                            ------------
UNITED KINGDOM -- 13.1%
  Berkeley Group PLC.........................       20,400       185,199
  British Petroleum PLC......................      463,446     4,489,515
  British Sky Broadcasting Group PLC ADR**...       95,590     5,126,014
  Burton Group PLC...........................      952,800     2,268,455
  Dixons Group PLC...........................      294,921     2,490,930
  EMI Group PLC..............................      301,000     6,771,564
  Flextech PLC **............................      162,092     1,301,984
  General Cable PLC **.......................    1,198,400     3,330,277
  General Cable PLC ADR **...................      339,200     4,621,600
  International Cabletel, Inc. **............      182,842     4,433,918
  Land Securities PLC........................      364,000     3,872,806
  Rank Organisation PLC......................      116,100       812,024
  Reuters Holdings PLC Class B...............      249,520     2,906,048
  Reuters Holdings PLC ADR Class B...........       56,200     3,926,975
  Rolls Royce PLC............................    2,083,300     7,220,434
  Scottish & Newcastle PLC...................      514,100     5,437,703
  Standard Chartered Bank PLC................      941,459    10,435,618
  Unilever PLC...............................      104,800     2,077,077
  United News & Media PLC....................      275,000     3,076,149
  WPP Group PLC..............................    2,824,051    10,162,534
  Zeneca Group PLC...........................      180,900     4,321,043
                                                            ------------
                                                              89,267,867
                                                            ------------
    TOTAL COMMON AND CONVERTIBLE STOCKS,
     WARRANTS AND RIGHTS (Cost
     $610,436,063)...........................                657,374,025
                                                            ------------
                                                   PAR
                                                  (000)
                                               -----------
FOREIGN BONDS**** -- 0.4%
SOUTH AFRICA -- 0.4%
  Sappi BVI Finance Ltd. Convertible 144A
    7.500% 08/01/2002........................  $     3,240     2,948,400
                                                            ------------
    TOTAL FOREIGN BONDS
     (Cost $3,240,000).......................                  2,948,400
                                                            ------------
SHORT-TERM INVESTMENT -- 2.7%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................       18,530    18,530,000
                                                            ------------
    TOTAL SHORT-TERM INVESTMENT
     (Cost $18,530,000)......................                 18,530,000
                                                            ------------
                                                               VALUE
                                                            ------------
  TOTAL INVESTMENTS AT VALUE -- 99.5%
    (Cost $632,206,063)...................................  $678,852,425
  OTHER ASSETS IN EXCESS
    OF LIABILITIES -- 0.5%................................     3,418,376
                                                            ------------
  NET ASSETS (Applicable to
    35,142,215 BEA Shares) -- 100.0%......................  $682,270,801
                                                            ------------
                                                            ------------
  NET ASSET VALUE AND OFFERING
    PRICE PER SHARE
    ($682,270,801  DIVIDED BY 35,142,215).................        $19.41
                                                            ------------
                                                            ------------
  REDEMPTION PRICE PER SHARE
    ($19.41 X .9900)......................................        $19.22
                                                            ------------
                                                            ------------


  * Cost for Federal income tax purposes at August 31, 1996 is $632,398,515. The gross appreciation (depreciation) on a tax basis is as follows:

  Gross Appreciation..........  $    81,589,602
  Gross Depreciation..........      (35,135,692)
                                ---------------
  Net Appreciation............  $    46,453,910
                                ---------------
                                ---------------

  ** Non-income producing securities.
 *** Denotes foreign shares.
**** Certain conditions for public sales may exist.
   + Not readily marketable securities.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                            INVESTMENT ABBREVIATIONS


ADR...........................  American Depository Receipts


AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                               PER
                                   AMOUNT     SHARE
                                ------------  ------
Capital Paid-In...............  $655,735,487  $18.66
Accumulated Net Investment
 Income.......................     4,139,511     .12
Accumulated Net Realized Loss
 on Security and Foreign
 Exchange Transactions........   (24,260,422)   (.69)
Net Unrealized Appreciation on
 Investments and Other........    46,656,225    1.32
----------------------------------------------------
NET ASSETS....................  $682,270,801  $19.41
----------------------------------------------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA Emerging Markets Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COMMON AND CONVERTIBLE STOCKS, WARRANTS AND RIGHTS -- 95.6%
BRAZIL -- 15.7%
  Banco Bradesco S.A. PN.....................  321,471,549  $  2,720,047
  Centrais Eletricas de Santa Catarin PN
    Class B..................................      842,000       745,573
  Cia. Energetica de Minas Gerais 144A
    ADS****..................................          183         5,509
  Cia. Energetica de Minas Gerais ADR........       23,673       712,628
  Cia. Energetica de Minas Gerais PN.........   18,320,000       551,547
  Cia. Paulista de Forca e Luz ON**..........   14,527,220     1,307,793
  Cia. Tecidos Norte de Minas Gerais PN......    2,862,000       971,514
  Lojas Americanas S.A. PN...................   10,047,000       173,974
  Multibras Eletrodo S.A. PN.................      770,000     1,136,364
  Refrigeracao Parana S.A. PN................  573,223,000     1,483,251
  Santista Alimentos S.A.**..................      722,500     1,329,275
  Telecomunicacoes de Minas Gerais PN Class
    B........................................   22,548,000     2,562,273
  Telecomunicacoes de Minas Gerais S.A. ON...      280,905        25,150
  Telecomunicacoes de Sao Paulo S.A. PN......    3,430,928       658,236
  Telecomunicacoes do Parna S.A. PN..........    1,565,000       751,397
  Telecomunicacoes do Rio de Janeiro S.A.
    ON.......................................    2,260,000       240,142
  Telecomunicacoes do Rio de Janeiro S.A.
    PN.......................................   19,756,000     2,118,658
  Usinas Siderurgica de Minas Gerais S.A.
    PN.......................................  554,102,395       577,871
                                                            ------------
                                                              18,071,202
                                                            ------------
CHILE -- 2.8%
  Chilectra S.A. 144A ADR****................       14,849       804,549
  Enersis S.A. ADR...........................       19,400       603,825
  Madeco S.A. Sponsored ADR..................       49,600     1,171,800
  Maderas y Sinteticos ADR...................       46,500       656,813
                                                            ------------
                                                               3,236,987
                                                            ------------
COLOMBIA -- 2.0%
  Banco Ganadero S.A. PFD ADR 8.75%..........       19,100       386,775
  Banco Industrial Colombiano S.A. ADR.......       19,500       363,187

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COLOMBIA -- (CONTINUED)
  Carrulla & CIA 144A S.A. ADR****...........       45,400  $    244,252
  Cementos Diamante S.A. 144A ADS****........       42,300       444,150
  Cementos Paz del Rio 144A ADR****..........       34,200       410,400
  Gran Cadena Almacenes ADR..................       42,300       406,926
                                                            ------------
                                                               2,255,690
                                                            ------------
CROATIA -- 3.1%
  Pliva D.D. GDR 144A****....................       63,000     2,850,750
  Zagrebacka Banka GDR.......................       55,000       704,055
                                                            ------------
                                                               3,554,805
                                                            ------------
ECUADOR -- 0.5%
  Cemento Nacional Ecuador GDR...............        2,896       535,760
                                                            ------------
GHANA -- 2.6%
  Ashanti Goldfields Co. Ltd. Sponsored
    GDR......................................      159,500     2,970,687
                                                            ------------
HONG KONG -- 9.5%
  Cheung Kong Holdings Ltd...................      147,000     1,031,462
  Citic Pacific Ltd..........................      228,000     1,002,651
  Hang Seng Bank Ltd.........................       96,000       984,026
  Henderson Land Development Co. Ltd.........      130,000     1,017,267
  HKR International Ltd......................    1,153,600     1,454,776
  HSBC Holdings PLC..........................       60,000     1,036,021
  Hutchinson Whampoa Ltd.....................      175,000     1,059,303
  Sun Hung Kai Properties Ltd................       90,000       878,872
  Swire Pacific Ltd. Class A.................      106,500       947,019
  Wharf Holdings Ltd.........................      383,000     1,446,498
                                                            ------------
                                                              10,857,895
                                                            ------------
INDIA -- 3.2%
  Hindalco 144A GDR****......................       17,900       595,175
  India Fund Class B.........................      510,670       872,998
  Larsen & Toubro Ltd. GDR Reg. S New........       80,000     1,300,000
  Morgan Stanley India Investment Fund,
    Inc......................................      105,200       959,950
                                                            ------------
                                                               3,728,123
                                                            ------------
INDONESIA*** -- 4.2%
  Bank International Indonesia, PT...........      510,466     1,177,244
  Matahari Putra Prima, PT...................      385,250       505,934
  PT Astra International.....................      494,000       643,476
  PT Bank Dagang Nasional....................    1,071,000       754,709



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
INDONESIA*** -- (CONTINUED)
  PT Hanjaya Mandala Sampoerna...............       82,500  $    794,523
  PT Telekomunikasi..........................      637,000       897,758
                                                            ------------
                                                               4,773,644
                                                            ------------
ISRAEL -- 4.9%
  ECI Telecom Ltd............................       64,140     1,322,887
  Elscint Ltd. ADR...........................       15,050       137,331
  Geotek Communications, Inc.**..............      167,400     1,527,525
  Koor Industries Ltd. ADR**.................       67,300     1,160,925
  Tecnomatix Technologies**..................       38,200       759,225
  Teva Pharmaceutical Industries Ltd. ADR....       19,130       697,049
                                                            ------------
                                                               5,604,942
                                                            ------------
MALAYSIA -- 7.9%
  Diversified Resources Berhad...............      210,000       686,660
  Malayan Banking Berhad.....................      296,500     2,819,278
  Malaysian Resources Corp. Berhad...........      414,000     1,312,177
  New Straits Times Press Berhad.............      244,000     1,370,512
  Renong Berhad Holding Company..............      515,000       752,096
  Time Engineering...........................      391,000       831,414
  Time Engineering New Class A...............      195,500       415,707
  United Engineers Malaysia Ltd..............      128,000       908,967
                                                            ------------
                                                               9,096,811
                                                            ------------
MEXICO -- 9.9%
  Apasco S.A. de C.V.........................      170,240     1,145,792
  Cementos Mexicanos S.A. de C.V. Class B....      395,000     1,636,820
  Corporacion GEO S.A. de C.V. 144A ADR Class
    B**/****.................................       38,100       767,334
  Corporacion GEO S.A. de C.V. Class B**.....      140,780       709,706
  Corporacion Industrial SanLuis S.A. de C.V.
    CPO......................................      414,574     2,459,268
  Grupo Elektra S.A. de C.V. CPO.............      228,000     1,618,792
  Grupo Financiero Banamex Accival S.A. de
    C.V. Class B.............................      508,900     1,079,922
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MEXICO -- (CONTINUED)
  Grupo Modelo S.A. de C.V. Class C..........      295,000  $  1,362,587
  Kimberly Clark de Mexico S.A. de C.V. Class
    A........................................       30,770       565,250
                                                            ------------
                                                              11,345,471
                                                            ------------
PERU -- 1.7%
  Backus y Johnson...........................      476,231       476,231
  Banco Wiese ADR............................       54,900       384,300
  Credicorp Ltd. ADR.........................       27,800       542,100
  Southern Peru Copper Corp. ADR.............       32,800       500,200
                                                            ------------
                                                               1,902,831
                                                            ------------
PHILIPPINES -- 1.8%
  Ayala Corp. Class B........................      908,400     1,059,105
  Philippine National Bank...................       59,000       986,716
                                                            ------------
                                                               2,045,821
                                                            ------------
PORTUGAL -- 3.0%
  Banco Comercial Portugues PFD Series A.....       22,000     1,094,500
  Portugal Telecom S.A. ADR**................       17,300       460,613
  Portugal Telecom S.A. Register**...........       27,000       722,432
  Sonae Industria e Investimentos S.A........       42,050     1,211,328
                                                            ------------
                                                               3,488,873
                                                            ------------
PUERTO RICO -- 0.7%
  Cellular Communications of Puerto Rico,
    Inc. ADR**...............................       30,700       821,225
                                                            ------------
RUSSIA -- 0.7%
  PLD Telekom, Inc.**........................      101,900       776,988
                                                            ------------
SINGAPORE -- 1.7%
  Overseas-Chinese Banking Corp. Ltd.***.....       55,000       660,860
  Straits Steamship Land Ltd.................      215,000       736,793
  United Overseas Bank Ltd.***...............       61,280       588,183
                                                            ------------
                                                               1,985,836
                                                            ------------
SOUTH AFRICA -- 7.8%
  Amalgamated Banks of South Africa Ltd......      114,959       530,462
  Anglo American Industrial Corp. Ltd........       49,916     1,847,092
  Barlow Ltd.................................       65,100       599,338



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
SOUTH AFRICA -- (CONTINUED)
  Gencor Ltd.................................      285,430  $  1,005,304
  Murray and Roberts Holdings................      283,608       979,921
  Nasionale Pers Beperk......................       55,987       586,578
  Nedcor Ltd. Warrants**.....................        7,300        12,775
  Pepkor Ltd.................................      381,000     1,528,756
  SA Iron & Steel Industrial Corp. Ltd.......    1,848,647     1,108,529
  Samancor Ltd...............................       58,500       746,573
                                                            ------------
                                                               8,945,328
                                                            ------------
SOUTH KOREA -- 4.5%
  Korea Asia Fund Ltd. IDR**.................       22,500       500,625
  Korea Electric Power ADR New**.............       58,000     1,232,500
  Korea Fund, Inc............................      176,350     3,372,694
                                                            ------------
                                                               5,105,819
                                                            ------------
THAILAND*** -- 7.4%
  Advanced Information Services Public
    Company Ltd..............................       53,700       710,892
  Bangkok Bank Ltd...........................      152,000     1,927,864
  Krung Thai Bank Public Company Ltd.........      349,980     1,512,002
  Phatra Thanakit Public Company Ltd.........      300,700     1,787,753
  PTT Exploration & Production Public Company
    Ltd......................................       50,600       693,920
  Siam Cement Company Ltd....................       19,800       762,806
  Thai Farmers Bank Public Company Ltd.......      100,000     1,062,227
  Thai Farmers Bank Public Company Ltd.
    Warrants Expire 09/15/2002...............       12,500        33,690
                                                            ------------
                                                               8,491,154
                                                            ------------
    TOTAL COMMON AND CONVERTIBLE STOCKS,
     WARRANTS AND RIGHTS (Cost
     $101,425,342)...........................                109,595,892
                                                            ------------
                                                   PAR
                                                  (000)
                                               -----------
FOREIGN BONDS**** -- 0.8%
COLOMBIA -- 0.8%
  Banco de Colombia Convertible 144A
    5.200% 02/01/1999........................  $     1,100       968,000
                                                            ------------
  TOTAL FOREIGN BONDS
   (Cost $1,218,096).........................                    968,000
                                                            ------------
                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
SHORT-TERM INVESTMENT -- 2.1%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $     2,388  $  2,388,000
                                                            ------------
    TOTAL SHORT-TERM INVESTMENT
     (Cost $2,388,000).......................                  2,388,000
                                                            ------------
  TOTAL INVESTMENTS AT VALUE -- 98.5% (Cost
    $105,031,438).........................................  $112,951,892
  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%...........
                                                               1,739,317
                                                            ------------
  NET ASSETS (Applicable to 6,300,570 BEA Shares) --
    100.0%................................................  $114,691,209
                                                            ------------
                                                            ------------
  NET ASSET VALUE AND OFFERING PRICE PER
    SHARE($114,691,209  DIVIDED BY 6,300,570).............        $18.20
                                                            ------------
                                                            ------------
  REDEMPTION PRICE PER SHARE
    ($18.20 X .9850)......................................        $17.93
                                                            ------------
                                                            ------------


   * Cost for Federal income tax purposes at August 31, 1996 is $105,388,350. The gross appreciation (depreciation) on a tax basis is as follows:


Gross Appreciation...........................  $  15,753,954
Gross Depreciation...........................     (8,190,412)
                                               -------------
Net Appreciation.............................  $   7,563,542
                                               -------------
                                               -------------


  ** Non-income producing securities.
 *** Denotes foreign shares.
**** Certain conditions for public sales may exist.

                            INVESTMENT ABBREVIATIONS

ADR...........................  American Depository Receipts
ADS...........................  American Depository Shares
GDR...........................  Global Depository Receipts

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $ 129,649,735  $   20.58
Accumulated Net Investment Loss....       (152,984)      (.02)
Accumulated Net Realized Loss on
 Security and Foreign Exchange
 Transactions......................    (22,726,257)     (3.61)
Net Unrealized Appreciation on
 Investments and Other.............      7,920,715       1.25
-------------------------------------------------------------
NET ASSETS                           $ 114,691,209  $   18.20
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. Core Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
COMMON AND CONVERTIBLE STOCKS -- 93.7%
AEROSPACE / DEFENSE -- 6.2%
  Coltec Industries, Inc.**..................        80,700    $   1,210,500
  Lockheed Martin Corp.......................        18,000        1,514,250
  Raytheon Company...........................        15,000          772,500
  Whittaker Corp.**..........................        10,000          140,000
                                                               -------------
                                                                   3,637,250
                                                               -------------
BROADCASTING -- 0.5%
  Providence Journal Company**...............        16,000          310,000
                                                               -------------
                                                                     310,000
                                                               -------------
BUSINESS SERVICES -- 5.0%
  Automatic Data
    Processing, Inc..........................        35,000        1,456,875
  DST Systems, Inc.**........................        28,000          861,000
  Equifax, Inc...............................        25,200          642,600
                                                               -------------
                                                                   2,960,475
                                                               -------------
CHEMICALS -- 2.1%
  Great Lakes Chemical Corp..................        12,000          690,000
  The Scotts Company Class A**...............        27,000          506,250
                                                               -------------
                                                                   1,196,250
                                                               -------------
CONGLOMERATES -- 5.4%
  Allied-Signal, Inc.........................         9,500          586,625
  General Electric Co........................        15,000        1,246,875
  Philip Morris Companies, Inc...............         7,550          677,612
  Whitman Corp...............................        30,000          671,250
                                                               -------------
                                                                   3,182,362
                                                               -------------
CONSTRUCTION & BUILDING MATERIALS -- 2.9%
  Fluor Corp.................................        10,000          640,000
  Masco Corp.................................        20,000          582,500
  USG Corporation**..........................        16,000          456,000
                                                               -------------
                                                                   1,678,500
                                                               -------------
CONSUMER PRODUCTS -- 4.1%
  Clorox Co..................................         7,000          655,375
  Colgate-Palmolive Co.......................         7,200          585,000
  Gillette Co................................        10,000          637,500
  Newell Co..................................        17,000          529,125
                                                               -------------
                                                                   2,407,000
                                                               -------------
ELECTRONICS -- 5.7%
  Berg Electronics Corp.**...................        30,000          727,500
  Electronic Data Systems Corp...............        11,000          599,500
  Emerson Electric Co........................        22,000        1,842,500
  Intel Corp.................................         2,500          199,531
                                                               -------------
                                                                   3,369,031
                                                               -------------
ENERGY -- 6.2%
  Exxon Corporation..........................        10,000          813,750
  McDermott International, Inc...............        60,000        1,245,000
  Mobil Corporation..........................         6,000          676,500

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
ENERGY -- (CONTINUED)
  Schlumberger, Ltd..........................        11,000    $     928,125
                                                               -------------
                                                                   3,663,375
                                                               -------------
ENTERTAINMENT -- 3.3%
  GTech Holdings Corporation**...............        70,000        1,942,500
                                                               -------------
FINANCIAL SERVICES -- 13.7%
  ACE Limited Ordinary Shares................        30,000        1,398,750
  Allstate Corp..............................        16,000          714,000
  Associates First Capital Corp..............        20,000          790,000
  Citicorp...................................         6,900          574,425
  EXEL Limited...............................        24,000          804,000
  Federal National Mortgage
    Association..............................        15,000          465,000
  H & R Block, Inc...........................        21,500          537,500
  J.P. Morgan & Co.,
    Incorporated.............................         9,000          788,625
  NationsBank Corporation....................        10,000          851,250
  Southern National Corporation..............        18,000          562,500
  State Street Boston Corporation............        11,400          617,025
                                                               -------------
                                                                   8,103,075
                                                               -------------
FOOD & BEVERAGE -- 3.8%
  Heinz H.J. Company.........................        55,000        1,732,500
  Nabisco Holdings Corporation Class A.......        16,000          538,000
                                                               -------------
                                                                   2,270,500
                                                               -------------
HEALTH CARE -- 5.9%
  Amgen, Inc.**..............................        10,200          594,150
  Boston Scientific Corporation**............        12,200          559,675
  Humana, Inc.**.............................        46,200          866,250
  McKesson Corporation.......................        35,000        1,491,875
                                                               -------------
                                                                   3,511,950
                                                               -------------
INDUSTRIAL GOODS & MATERIALS -- 4.5%
  Canadian Pacific Limited
    Ordinary Shares..........................        38,000          855,000
  Dover Corporation..........................        13,500          592,313
  Illinois Tool Works Inc....................         9,000          622,125
  Tyco International Ltd.....................        14,200          599,950
                                                               -------------
                                                                   2,669,388
                                                               -------------
MANUFACTURING -- 1.2%
  Eastman Kodak Company......................        10,000          725,000
                                                               -------------
PACKAGING -- 2.0%
  Owens-Illinois, Inc.**.....................        75,000        1,153,125
                                                               -------------
PAPER & FOREST PRODUCTS -- 1.6%
  Schweitzer-Mauduit
    International, Inc.......................        30,000          960,000
                                                               -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. CORE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
PHARMACEUTICALS -- 5.1%
  Barr Laboratories, Inc.**..................        27,000    $     695,250
  Pharmacia & Upjohn, Inc.**.................        20,000          840,000
  Smithkline Beecham Plc ADR.................        25,000        1,456,250
                                                               -------------
                                                                   2,991,500
                                                               -------------
PUBLISHING & INFORMATION SERVICES -- 3.2%
  Hollinger International, Inc...............        85,000          924,375
  Tribune Company............................        13,000          934,375
                                                               -------------
                                                                   1,858,750
                                                               -------------
REAL ESTATE -- 2.2%
  Starwood Lodging Trust.....................        17,000          646,000
  Trinet Corporate Realty Trust Inc..........        20,000          630,000
                                                               -------------
                                                                   1,276,000
                                                               -------------
RESTAURANTS HOTELS & GAMING -- 3.4%
  Marriott International, Inc................        20,000        1,097,500
  McDonald's Corporation.....................        20,000          927,500
                                                               -------------
                                                                   2,025,000
                                                               -------------
TELECOMMUNICATIONS -- 2.2%
  AT&T Corp..................................        12,600          661,500
  Frontier Corp..............................        22,000          649,000
                                                               -------------
                                                                   1,310,500
                                                               -------------
TRANSPORTATION -- 3.5%
  AMR Corporation**..........................         9,000          738,000
  Canadian National Railway
    Company..................................        35,000          669,375
  Continental Airlines, Inc.
    Class B**................................        30,000          678,750
                                                               -------------
                                                                   2,086,125
                                                               -------------
  TOTAL COMMON AND
    CONVERTIBLE STOCKS
    (Cost $51,562,892).......................                     55,287,656
                                                               -------------


                                                    PAR
                                                   (000)
                                               -------------
CORPORATE BONDS -- 1.5%
TRANSPORTATION -- 1.5%
  Santa Fe Pacific Pipeline Partners L.P.
    Conv. Debentures
    (Baa3, BB)
    11.000% 08/15/2010.......................  $         735         896,700
                                                               -------------
  TOTAL CORPORATE BONDS
    (Cost $952,300)..........................                        896,700
                                                               -------------

                                                    PAR
                                                   (000)           VALUE
                                               -------------   -------------
SHORT TERM INVESTMENT -- 4.7%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $       2,775   $   2,775,000
                                                               -------------
    TOTAL SHORT TERM
     INVESTMENT
     (Cost $2,775,000).......................                      2,775,000
                                                               -------------
  TOTAL INVESTMENTS AT VALUE -- 99.9%
    (Cost $55,290,192)......................................     $58,959,356
  OTHER ASSETS IN EXCESS OF
    LIABILITIES -- 0.1%.....................................          56,078
                                                               -------------
  NET ASSETS (Applicable to 3,098,175 BEA Shares) --
    100.0%..................................................     $59,015,434
                                                               -------------
                                                               -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
    SHARE ($59,015,434  DIVIDED BY 3,098,175)...............          $19.05
                                                               -------------
                                                               -------------



  * Cost for Federal income tax purposes at August 31, 1996 is $55,282,034. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $   4,785,484
Gross Depreciation...........................     (1,108,162)
                                               -------------
Net Appreciation.............................  $   3,677,322
                                               -------------
                                               -------------



 ** Non-income producing securities.


                            INVESTMENT ABBREVIATIONS

ADR...........................  American Depository Receipts

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  50,559,008  $   16.32
Accumulated Net Investment Income..        410,275        .13
Accumulated Net Realized Gain on
 Security Transactions.............      4,376,987       1.41
Net Unrealized Appreciation on
 Investments and Other.............      3,669,164       1.19
-------------------------------------------------------------
NET ASSETS                           $  59,015,434  $   19.05
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
CORPORATE BONDS -- 23.1%
BANKING -- 3.0%
  Citicorp Medium Term Notes (A2, A)
    6.750% 10/15/2007........................  $      555   $     517,538
  Credit Lyonnais Perpetual Sub Variable Rate
    Notes, Rule 144A (Baa2, NR)****/+/+++
    6.625%...................................         300         290,055
  First Nationwide (Parent) Holdings, Inc.
    Sr. Notes (B2, B)
    12.500% 04/15/2003.......................         435         451,313
  Hongkong & Shanghai Banking Corp Ltd.
    Perpetual Sub. FRN Series 1 (Baa1,
    NR)+/+++
    6.000%...................................         580         492,536
  Hongkong & Shanghai Banking Corp Ltd.
    Perpetual Sub. FRN Series 2 (Baa1,
    NR)+/+++
    5.813%...................................          60          50,619
  Midland Bank Plc Perpetual Sub. FRN Series
    2 (A1, A-)+/+++
    5.750%...................................         390         334,523
  National Westminster Bank PLC Perpetual
    Sub. FRN Series B (Aa3, A+)+/+++
    5.875%...................................         480         418,992
  Santander Financial Issuances Perpetual
    Sub. FRN
    (A2, NR) +/+++
    6.525%...................................         500         493,800
  Swiss Bank Corp. New York Subordinated
    Notes (Aa2, AA)
    6.750% 07/15/2005........................         580         554,625
                                                            -------------
                                                                3,604,001
                                                            -------------
CABLE -- 1.9%
  Adelphia Communications Corporation Senior
    Notes, Series B PIK Bonds (B3, B)
    9.500% 02/15/2004........................          15          12,209
  Falcon Holding Group L.P. Senior
    Subordinated Notes PIK Bonds (NR, NR)
    11.000% 09/15/2003.......................         877         818,180
  Kabelmedia Holding Gmbtt Yankee Senior
    Discount Notes (B3, B-)++
    13.625% 08/01/2006.......................         900         465,750

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
CABLE -- (CONTINUED)
  Summit Communications Group, Inc. Senior
    Subordinated Notes (Ba3, BB+)
    10.500% 04/15/2005.......................  $      865   $     939,606
                                                            -------------
                                                                2,235,745
                                                            -------------
CHEMICALS -- 0.9%
  Reliance Industries Ltd. 144A Yankee Notes
    (NR, NR)
    10.500% 08/06/2046.......................         780         770,250
  UCC Investors Holdings Inc. Subordinated
    Discount Notes (B3, B-)++
    12.000% 05/01/2005.......................         290         249,763
                                                            -------------
                                                                1,020,013
                                                            -------------
CONSTRUCTION & BUILDING MATERIALS -- 0.3%
  J.M. Peters Company, Inc., Senior Notes
    (B3, NR)
    12.750% 05/01/2002.......................         440         404,800
                                                            -------------
ENERGY -- 1.3%
  Gulf Canada Resources Ltd. Yankee Senior
    Notes (Ba2, BB+)
    8.350% 08/01/2006........................         800         777,000
  Gulf Canada Resources Yankee Subordinated
    Debentures (Ba3, BB-)
    9.625% 07/01/2005........................         240         246,600
  PDV America, Inc. Guaranteed Senior Notes
    (Baa3, B)
    7.875% 08/01/2003........................         505         481,644
                                                            -------------
                                                                1,505,244
                                                            -------------
ENTERTAINMENT -- 2.1%
  Six Flags Entertainment Notes (Baa3,
    BBB-)++
    5.293% 12/15/1999........................          15          11,831
  Time Warner, Inc. Debentures (Ba1, BBB-)
    6.850% 01/15/2026........................       2,570       2,451,138
                                                            -------------
                                                                2,462,969
                                                            -------------
ENVIRONMENTAL SERVICES -- 0.3%
  EnviroSource, Inc. Senior Notes (B3, B-)
    9.750% 06/15/2003........................         390         361,725
                                                            -------------
FINANCIAL SERVICES -- 5.6%
  AT&T Capital Corporation Medium Term Notes
    Series 3 (Baa3, A)
    6.030% 10/27/1997........................       1,500       1,491,375



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FINANCIAL SERVICES -- (CONTINUED)
  Fifth Mexican Acceptance Corp. Rule 144A
    Notes Tranche A (NR, NR)****/++++
    8.000% 12/15/1998........................  $      760   $     235,600
  Ford Holdings, Inc. Guaranteed Notes (A1,
    A+)
    9.250% 03/01/2000........................          10          10,638
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    7.250% 07/20/1998........................         125         126,250
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    7.375% 04/15/1999........................       1,120       1,134,000
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.625% 04/24/2000........................       1,290       1,273,875
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.900% 06/06/2000........................         140         139,300
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.900% 07/05/2000........................         165         163,969
  Gentra Inc. Subordinated Debentures (NR,
    NR)
    7.500% 12/31/2001........................         800         667,982
  L'Auxiliare du Credit Foncier de France
    Guaranteed FRN (Ba1, NR)
    5.332% 09/25/2002........................         420         403,116
  L'Auxiliare du Credit Foncier de France Sr.
    Unsubordinated Notes (Baa1, A)
    8.000% 01/14/2002........................         930         960,806
                                                            -------------
                                                                6,606,911
                                                            -------------
FOOD & BEVERAGE -- 0.3%
  Fresh del Monte Produce Senior Notes Series
    B (Caa, CCC+)
    10.000% 05/01/2003.......................         400         375,000
                                                            -------------
INDUSTRIAL GOODS & MATERIALS -- 0.9%
  Specialty Equipment Companies Inc. Senior
    Subordinated Note (B3, B-)
    11.375% 12/01/2003.......................         300         317,250
  Tenneco, Inc. Debentures (Baa2, BBB-)
    7.250% 12/15/2025........................         840         768,600
                                                            -------------
                                                                1,085,850
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
PACKAGING -- 0.4%
  Crown Packaging 144A Units (NR, NR)++
    14.000% 08/01/2006.......................  $      350   $     136,500
  Gaylord Container Corp. Senior Subordinated
    Debentures (Caa, B-)
    12.750% 05/15/2005.......................         300         321,750
  Stone Container Corp. First Mortgage Notes
    (B1, BB-)
    10.750% 10/01/2002.......................          20          20,650
                                                            -------------
                                                                  478,900
                                                            -------------
PAPER & FOREST PRODUCTS -- 0.7%
  P.T. Indah Kiat Pulp & Paper Corp.
    Guaranteed Notes, Series B (Ba2, BB)
    11.875% 06/15/2002.......................         190         198,550
  P.T. Indah Kiat Pulp & Paper Corp. Sr.
    Secured Debentures (Ba2, BB)
    8.875% 11/01/2000........................         610         593,225
                                                            -------------
                                                                  791,775
                                                            -------------
REAL ESTATE -- 0.6%
  Chelsea GCA Realty Inc. Guaranteed Notes
    (Ba2, BB+)
    7.750% 01/26/2001........................         750         741,563
                                                            -------------
RETAIL -- 0.5%
  Hills Stores, Inc. Senior Notes Series B
    (B1, NR)
    12.500% 07/01/2003.......................         320         297,600
  Pueblo Xtra International, Inc. Senior
    Notes (B2, B-)
    9.500% 08/01/2003........................         275         247,500
                                                            -------------
                                                                  545,100
                                                            -------------
STEEL -- 0.3%
  Armco, Inc. Senior Notes (B2, B)
    9.375% 11/01/2000........................         330         326,287
                                                            -------------
                                                                  326,287
                                                            -------------
TELECOMMUNICATIONS -- 2.0%
  BellSouth Telecommunications, Inc.
    Debentures (Aaa, AAA)
    5.850% 11/15/2045........................       1,495       1,444,544
  Nippon Telegraph & Telephone Corp. Yankee
    Notes (Aaa, AAA)
    9.500% 07/27/1998........................          70          73,587
  Rogers Cantel Mobile Communications Inc.
    Yankee Senior Secured Debentures (Ba3,
    BB+)
    9.375% 06/01/2008........................         710         696,687



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  Videotron Holdings Plc Yankee Senior
    Discount Notes (B3, B+)++
    11.000% 08/15/2005.......................  $      325   $     214,094
                                                            -------------
                                                                2,428,912
                                                            -------------
TRANSPORTATION -- 0.7%
  Delta Air Lines, Inc. Debentures (Ba1, BB)
    10.375% 02/01/2011.......................         585         691,031
  NWA Trust Mezzanine Aircraft Notes Series D
    (Ba1, BB+)
    13.875% 06/21/2008.......................          90         105,300
                                                            -------------
                                                                  796,331
                                                            -------------
UTILITIES -- 1.3%
  Long Island Lighting Co. Debentures (Ba3,
    BB+)
    9.000% 11/01/2022........................         990         899,662
  Niagara Mohawk Power Corp. First Mortgage
    Bonds (Ba3, BB-)
    5.875% 09/01/2002........................         420         352,275
  Niagara Mohawk Power Corp. First Mortgage
    Bonds (Ba3, BB-)
    7.375% 08/01/2003........................         305         273,356
  Toledo Edison Co. Debentures (B1, B+)
    8.700% 09/01/2002........................          45          41,175
                                                            -------------
                                                                1,566,468
                                                            -------------
    TOTAL CORPORATE BONDS
      (Cost $27,665,451).....................                  27,337,594
                                                            -------------
FOREIGN GOVERNMENT BONDS -- 2.2%
  Federal Republic of Brazil Interest Due
    Bonds FRN (B1, NR)+
    6.688% 01/01/2001........................         683         655,200
  Republic of Argentina Step-Up Par Bonds
    Non-U.S. Tranche Series L-G-P (B1, BB-)
    5.250% 03/31/2023........................         500         268,125
  Republic of Colombia Yankee Notes (Baa3,
    BBB-)
    7.250% 02/15/2003........................         410         381,813
  Republic of Turkey Trust Series T-2 (Aaa,
    AAA)
    9.400% 11/15/1996........................           1             528
  The Polish People's Republic Discount Bonds
    FRN
    (Baa3, BBB-)+
    6.438% 10/27/2024........................         610         587,506
  United Mexican States Par Bonds Series A
    (Ba2, BB)
    6.250% 12/31/2019........................       1,000         662,500
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FOREIGN GOVERNMENT BONDS -- (CONTINUED)
    TOTAL FOREIGN GOVERNMENT BONDS (Cost
      $2,386,785)............................               $   2,555,672
                                                            -------------
AGENCY OBLIGATIONS -- 32.7%
FEDERAL HOME LOAN MORTGAGE CORP -- 9.6%
  FHLMC
    6.000% 06/01/1999........................  $       20          19,522
    6.000% 11/01/1999........................          59          56,948
    7.000% 08/01/2000........................         101          99,898
    6.000% 01/01/2001........................         272         264,233
    6.000% 02/01/2001........................         214         207,922
    7.000% 04/01/2008........................          29          28,075
    7.000% 08/01/2010........................         267         262,750
    7.000% 09/01/2010........................       2,907       2,850,162
    7.000% 11/01/2010........................         208         204,324
    7.000% 12/01/2010........................         256         250,740
    7.000% 01/01/2011........................         351         344,491
    7.000% 04/01/2011........................          39          38,393
    7.000% 05/01/2011........................         743         728,772
    7.000% 06/01/2011........................         380         372,652
    8.000% 04/01/2025........................         967         968,109
    8.000% 06/01/2025........................         109         109,398
    8.000% 08/01/2025........................         122         121,979
    8.000% 12/01/2025........................         289         288,652
    8.000% 01/01/2026........................         369         369,231
    6.000% 03/01/2026........................         229         205,894
    8.000% 05/01/2026........................         378         378,717
    8.000% 06/01/2026........................       2,459       2,461,559
  FHLMC Series 1014 Class E
    7.950% 02/15/2020........................         768         780,958
                                                            -------------
                                                               11,413,379
                                                            -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.8%
  FNMA
    7.500% 01/01/2000........................          54          54,274
    7.500% 04/01/2000........................         563         565,206
    7.500% 07/01/2000........................          68          68,247
    5.500% 04/01/2001........................          24          22,503
    7.500% 06/01/2001........................         101         101,692
    7.500% 09/01/2001........................         731         734,781
    6.000% 10/01/2001........................       1,727       1,652,415
    7.500% 12/01/2001........................          47          47,183
    6.000% 10/01/2002........................         177         169,246
    7.500% 06/01/2003........................         413         414,973
    7.500% 07/01/2003........................         733         735,970
    10.00% 02/01/2005........................          58          61,268
    10.00% 01/01/2010........................           9           9,211
    6.000% 11/01/2010........................         237         222,503
    6.000% 01/01/2011........................       1,356       1,271,683
    6.000% 02/01/2025........................         211         189,465
    7.000% 07/01/2025........................          26          24,616
    7.000% 09/01/2025........................         729         694,243
    7.000% 10/01/2025........................         728         692,838



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
    6.000% 01/01/2026........................  $      102   $      91,170
    6.000% 02/01/2026........................       1,172       1,052,136
    7.000% 04/01/2026........................       7,087       6,748,205
    7.000% 10/01/2026........................         646         615,152
  FNMA (TBA)**
    7.000% 01/01/2003........................       2,550       2,522,906
  FNMA 1991-165 Class M
    8.250% 12/25/2021........................          13          13,307
                                                            -------------
                                                               18,775,193
                                                            -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.0%
  GNMA
    8.250% 08/15/2004........................           1           1,074
    9.000% 11/15/2004........................           2           1,838
    9.000% 12/15/2004........................           1           1,339
    8.250% 04/15/2006........................           2           2,265
    7.000% 09/01/2008........................         342         336,632
    7.000% 11/15/2008........................         296         291,533
    7.000% 02/01/2009........................         150         147,455
    7.000% 03/15/2009........................         368         361,754
    7.000% 04/15/2009........................         349         343,046
    7.000% 05/01/2009........................         273         268,765
    7.000% 01/15/2011........................         787         774,410
    7.000% 02/15/2011........................         529         520,033
    13.50% 07/15/2014........................           1             924
    9.000% 06/15/2016........................         105         109,845
    8.000% 04/15/2017........................         191         190,830
    9.000% 10/15/2017........................         483         504,247
    9.000% 08/15/2021........................         829         865,106
  GNMA (TBA)**
    8.000% 01/15/2025........................       1,130       1,129,294
                                                            -------------
                                                                5,850,390
                                                            -------------
MISCELLANEOUS -- 2.3%
  National Archive Facility Trust COP (Aaa,
    AAA)
    8.500% 09/01/2019........................         436         468,688
  Tennessee Valley Authority Debentures (NR,
    AAA)
    5.980% 04/01/2036........................           2       2,289,262
                                                            -------------
                                                                2,757,950
                                                            -------------
  TOTAL AGENCY OBLIGATIONS (Cost
    $39,434,857).............................                  38,796,912
                                                            -------------
ASSET BACKED SECURITIES -- 3.0%
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1993-B, Class A (Aaa, AAA)
    4.950% 08/15/2008........................           8           7,514
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1994-A, Class A (Aaa, AAA)
    4.700% 07/15/2009........................  $        8   $       8,075
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1994-B, Class A (Aaa, AAA)
    6.750% 03/15/2010........................          89          88,329
  Goldome Credit Corporation Home Equity
    Trust Series 1990-1, Class A (Aa2, AA)
    10.000% 07/15/2005.......................          22          22,313
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1993-4, Class A-2 (Aa2, NR)
    5.850% 01/15/2019........................         105         103,348
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-5, Class A-3 (Aaa, AAA)
    6.250% 10/15/2025........................         420         407,001
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-6, Class A-2 (Aaa, AAA)
    6.400% 08/15/2025........................       1,210       1,201,315
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-6, Class A-3 (Aaa, AAA)
    6.650% 11/15/2025........................         130         127,770
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-7, Class A-2 (Aaa, AAA)
    6.150% 11/15/2026........................         165         164,250
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-8, Class A-2 (Aaa, AAA)
    6.150% 12/15/2026........................         135         133,636
  New York City Tax Lien Collateralized
    Bonds, Series 1996-1, Class C (NR, A)
    7.110% 02/25/2005........................       1,212       1,209,096



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
  World Omni Automobile Lease Securitization
    Trust, Retail Closed-End Lease Contracts
    Series 1995-A, Class A
    (Aaa, AAA)
    6.050% 11/25/2001........................  $      125   $     124,487
                                                            -------------
    TOTAL ASSET BACKED SECURITIES (Cost
      $3,629,688)............................                   3,597,134
                                                            -------------
COLLATERIZED MORTGAGED BACKED SECURITIES -- 4.3%
  Asset Securitization Corporation Series
    1995-MD4, Class A1 (NR, AAA)
    7.100% 08/13/2029........................         119         114,470
  CBM Funding Corporation Series 1996-1,
    Class B (NR, A)
    7.480% 02/01/2008........................       1,000         983,750
  Carousel Center Finance Inc. Series, 1
    Class C Rule 144A (NR, BBB+)
    7.527% 11/15/2007........................         463         450,368
  Collateralized Mortgage Obligation Trust,
    REMIC Series 54, Class C (Aaa, AAA)
    9.250% 11/01/2013........................           3           2,643
  Kidder Peabody Acceptance Corporation
    Series 1993-C1, Class A-3 (NR, NR)
    6.800% 09/01/2006........................         535         512,367
  Kidder Peabody Acceptance Corporation
    Series 1994-C1, Class B (NR, AA)
    6.850% 02/01/2006........................         790         775,033
  PaineWebber Mortgage Acceptance Corp. IV
    Multifamily Mortgage Pass-Throughs Series
    1995-M1, Class A 144A (NR, NR)****
    6.700% 01/15/2007........................       1,200       1,170,750
  PaineWebber Mortgage Acceptance Corp. IV
    Multifamily Mortgage Pass-Throughs Series
    1995-M1, Class D 144A (NR, NR)****
    7.300% 12/15/2002........................         420         404,742
  Structured Asset Securities Corporation
    Series 1996-CFL, Class A1C (NR, AAA)
    5.944% 02/25/2028........................         670         640,137
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
COLLATERIZED MORTGAGED BACKED SECURITIES -- (CONTINUED)
  U.S. Dept. of Veterans Affairs, Vendee
    Mortgage Trust REMIC, Series 1995-2B,
    Class 2C (NR, NR)
    7.500% 10/15/2015........................  $       10   $       9,921
                                                            -------------
    TOTAL COLLATERIZED MORTGAGED BACKED
      SECURITIES (Cost $5,256,450)...........                   5,064,181
                                                            -------------
MUNICIPAL BONDS -- 0.0%
  South Carolina State Public Service
    Authority Revenue Bonds Series C (Aaa,
    AAA)
    5.125% 01/01/2021........................          30          26,925
                                                            -------------
    TOTAL MUNICIPAL BONDS (Cost $28,440).....                      26,925
                                                            -------------
U.S. TREASURY OBLIGATIONS--32.8%
U.S. TREASURY BONDS--11.4%
  8.750% 08/15/2020..........................       2,610       3,041,746
  7.875% 02/15/2021..........................       9,810      10,471,585
                                                            -------------
                                                               13,513,331
                                                            -------------
U.S. TREASURY NOTES -- 21.4%
  5.375% 05/31/1998..........................         100          98,516
  6.750% 05/31/1999..........................          30          30,182
  7.750% 11/30/1999..........................      16,050      16,592,329
  7.250% 05/15/2004..........................       4,645       4,745,704
  7.500% 02/15/2005..........................       3,765       3,902,723
                                                            -------------
                                                               25,369,454
                                                            -------------
    TOTAL U.S. TREASURY OBLIGATIONS (Cost
      $40,128,991)...........................                  38,882,785
                                                            -------------
SHORT-TERM INVESTMENT -- 3.5%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................       4,179       4,179,000
                                                            -------------
    TOTAL SHORT-TERM INVESTMENT
      (Cost $4,179,000)......................                   4,179,000
                                                            -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                   NUMBER
                                                OF SHARES           VALUE
                                               ----------   -------------
WARRANTS*** -- 0.0%
  Capital Pacific Holdings Group, Inc.
    Warrants expiring 05/01/02...............       1,817           1,181
                                                            -------------
    TOTAL WARRANTS (Cost $1,000).............                       1,181
                                                            -------------
TOTAL INVESTMENTS AT VALUE -- 101.6%
  (Cost $122,710,662*)...................................    $120,441,384
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)..........
                                                              (1,845,109)
                                                            -------------
NET ASSETS (Applicable to 7,873,570 BEA SHARES) --
  100.0%.................................................    $118,596,275
                                                            -------------
                                                            -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  ($118,596,275  DIVIDED BY 7,873,570)...................          $15.06
                                                            -------------
                                                            -------------



   * Also cost for Federal income tax purposes at August 31, 1996. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $     562,416
Gross Depreciation...........................     (2,831,694)
                                               -------------
Net Appreciation.............................  $  (2,269,278)
                                               -------------
                                               -------------


  ** Securites were acquired on a delayed delivery basis.
 *** Non-income producing securities.
**** Certain conditions for public sales may exist.
   + Variable rate obligations --  The interest shown is  the rate as of  August
     31, 1996.
  ++ Step  Bond -- The interest rate as of  August 31, 1996 is 0% and will reset to interest shown at a future date.
 +++ Securities have no stated final maturity date.

++++ Guaranteed by Grupo Sidek, S.A. de C.V. and Grupo Situr S.A. de C.V.



The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.


                            INVESTMENT ABBREVIATIONS

FRN...........................  Floating Rate Note
PIK...........................  Pay In Kind
TBA...........................  To Be Announced

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                        -------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In.....................  $118,137,940  $   15.00
Accumulated Net Investment Income...     1,925,440        .25
Accumulated Net Realized Gain on
 Security and Foreign Exchange
 Transactions.......................       795,189        .10
Net Unrealized Depreciation on
 Investments and Other..............    (2,262,294)      (.29)
-------------------------------------------------------------
NET ASSETS                            $118,596,275  $   15.06
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA Global Fixed Income Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
INTERNATIONAL BONDS -- 61.1%
ARGENTINA -- 1.0%
  Republic of Argentina FRB
    (B1, BB-)
    6.313% 03/31/2005...................  $         495   $     384,862
                                                          -------------
AUSTRALIA -- 2.9%
  Queensland Treasury Corp. Guaranteed
    Bonds
    (NR, NR)
    8.000% 07/14/1999...................     AUD    630         506,896
  Treasury Corporation of Victoria
    Guaranteed Bonds
    (Aa2, AA+)
    8.250% 10/15/2003...................            770         614,158
                                                          -------------
                                                              1,121,054
                                                          -------------
BRAZIL -- 0.7%
  Federal Republic of Brazil Interest
    Due Bonds FRN Series A
    (B1, NR)+
    6.688% 01/01/2001...................  $         228         218,400
                                                          -------------
BULGARIA -- 0.3%
  Republic of Bulgaria Discount Bonds
    Tranche A
    (B3, NR)+
    6.688% 07/28/2004...................            250         127,500
                                                          -------------
CANADA -- 5.4%
  Export Development Corporation Senior
    Unsubordinated Eurobonds
    (Aa2, AA+)
    7.600% 02/14/2001...................   ITL  800,000         501,258
  Government of Canada Debentures
    (Aa1, AAA)
    8.750% 12/01/2005...................    CND   1,960       1,565,651
                                                          -------------
                                                              2,066,909
                                                          -------------
FRANCE -- 2.0%
  Republic of France Treasury Bonds --
    O.A.T.
    (Aaa, NR)
    7.500% 04/25/2005...................    FF    3,600         763,089
                                                          -------------

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
GERMANY -- 8.8%
  Federal Republic of Germany Eurobonds
    (Aaa, NR)
    7.250% 10/21/2002...................     DEM  4,630   $   3,371,882
                                                          -------------
ITALY -- 8.0%
  Republic of Italy Debentures
    (Aa3, AAA)
    8.500% 01/01/2004...................  ITL 4,775,000       3,063,184
                                                          -------------
MEXICO -- 1.3%
  United Mexican States Par Bond Series
    A
    (Ba2, BB)
    6.250% 12/31/2019...................  $         750         496,875
                                                          -------------
NETHERLANDS -- 6.0%
  Netherlands Government Bonds
    (NR, NR)
    9.000% 05/15/2000...................    NLG   3,360       2,307,114
                                                          -------------
SPAIN -- 3.3%
  Kingdom of Spain Debentures
    (NR, NR)
    10.250% 11/30/1998..................    ESP  99,000         834,763
  Kingdom of Spain Debentures
    (NR, NR)
    10.100% 02/28/2001..................         49,800         427,995
                                                          -------------
                                                              1,262,758
                                                          -------------
SUPRANATIONAL -- 10.5%
  International Bank for Reconstruction
    & Development Japanese Yen Global
    Bonds
    (Aaa, AAA)
    5.250% 03/20/2002...................    JPY 379,500       4,044,482
                                                          -------------
SWEDEN -- 3.3%
  Nordic Investment Bank Sr.
    Unsubordinated
    (Aaa, AAA)
    6.250% 02/08/1999...................    SEK   4,500         676,411
  Swedish Government Debentures
    (Aa1, NR)
    11.000% 01/21/1999..................          3,600         597,634
                                                          -------------
                                                              1,274,045
                                                          -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA GLOBAL FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
UNITED KINGDOM -- 7.6%
  U.K. Treasury Gilt Bonds
    (Aaa, NR)
    8.500% 07/16/2007...................    GBP   1,800   $   2,913,574
                                                          -------------
  TOTAL INTERNATIONAL BONDS
    (Cost $22,947,330)..................                     23,415,728
                                                          -------------
U.S. TREASURY OBLIGATIONS -- 22.0%
U.S. TREASURY BONDS -- 3.8%
  7.875% 02/15/2021.....................  $       1,380       1,473,067
                                                          -------------
                                                              1,473,067
                                                          -------------
U.S. TREASURY NOTES -- 18.2%
  5.375% 05/31/1998.....................            155         152,700
  7.250% 05/15/2004.....................          2,610       2,666,585
  7.500% 02/15/2005.....................          4,000       4,146,320
                                                          -------------
                                                              6,965,605
                                                          -------------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $8,927,965)...................                      8,438,672
                                                          -------------
SHORT-TERM INVESTMENT -- 15.4%
  BBH Grand Cayman U.S. Dollar Time
    Deposit
    4.750% 09/03/1996...................          5,901       5,901,000
                                                          -------------
  TOTAL SHORT-TERM INVESTMENT
    (Cost $5,901,000)...................                      5,901,000
                                                          -------------
  TOTAL INVESTMENTS
    AT VALUE -- 98.5%
    (Cost $37,776,295*)................................     $37,755,400
  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%........
                                                                592,100
                                                          -------------
  NET ASSETS (Applicable to 2,434,762 BEA Shares) --
    100.0%.............................................     $38,347,500
                                                          -------------
                                                          -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
    PER SHARE
    ($38,347,500  DIVIDED BY 2,434,762)................          $15.75
                                                          -------------
                                                          -------------



  * Also cost for Federal income tax purposes at August 31, 1996. The gross appreciation (depreciation) on a tax basis is as follows:



    Gross Appreciation.......................  $  500,231
    Gross Depreciation.......................    (521,126)
                                               ----------
    Net Appreciation.........................  $  (20,895)
                                               ----------
                                               ----------



  + Variable rate obligations -- The interest shown is the rate as of August 31, 1996.


The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                             CURRENCY ABBREVIATIONS

AUD...........................  Australian Dollars
CND...........................  Canadian Dollars
DEM...........................  German Deutschemarks
ESP...........................  Spanish Pesetas
FF............................  French Francs
GBP...........................  United Kingdom Pounds
ITL...........................  Italian Lira
JPY...........................  Japanese Yen
NLG...........................  Netherlands Guilder
SEK...........................  Swedish Krona

                            INVESTMENT ABBREVIATIONS

FRB...........................  Floating Rate Bond
FRN...........................  Floating Rate Note

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:


                                         AMOUNT     PER SHARE
                                      ------------  ---------
Capital Paid-In.....................  $ 37,442,838  $   15.38
Accumulated Net Investment Income...       434,739        .18
Accumulated Net Realized Gain on
 Security and Foreign Exchange
 Transactions.......................       665,466        .27
Net Unrealized Depreciation on
 Investments, Forward Currency
 Contracts and Other................      (195,543)      (.08)
-------------------------------------------------------------
NET ASSETS                            $ 38,347,500  $   15.75
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA High Yield Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
CORPORATE BONDS -- 93.7%
BROADCASTING -- 7.3%
  Allbritton Communications Company Senior
    Subordinated Debentures 144A, Series B
    (B3, B-)****
    9.750% 11/30/2007........................  $       700    $     656,250
  Australis Media Limited Unit Yankee
    (CAA, CCC)+
    14.000% 05/15/2003.......................          900          495,000
  EchoStar Communications Corp. Gtd. Senior
    Discount Notes
    (B2, B)+
    12.875% 06/01/2004.......................        1,100          797,500
  Granite Broadcasting Corp. Senior
    Subordinated Notes 144A
    (B3, NR)****
    9.375% 12/01/2005........................          950          891,813
  NWCG Holding Corp. Senior Discount Notes
    Series B
    (Caa, B)
    8.555% 06/15/1999........................        1,000          788,750
  Park Broadcasting, Inc. 144A Senior Notes
    (B2, B)
    11.750% 05/15/2004.......................          500          569,375
  Sinclair Broadcast Group Senior
    Subordinated Notes (B2, B)
    10.000% 09/30/2005.......................          700          691,250
  Young Broadcasting, Inc. Senior
    Subordinated Notes Series B 144A (B2,
    B)****
    9.000% 01/15/2006........................          750          690,000
                                                              -------------
                                                                  5,579,938
                                                              -------------
BUSINESS SERVICES -- 0.6%
  Inter Act Systems Incorporated 144A Units
    (NR, NR)****
    14.000% 08/01/2003.......................          700          474,250
                                                              -------------
CABLE -- 13.6%
  American Telecasting, Inc. Senior Discount
    Notes
    (Caa, CCC+)+
    14.500% 06/15/2004.......................          900          639,000
  Bell Cablemedia PLC Yankee Discount Bonds
    (B2, BB-)+
    11.950% 07/15/2004.......................        1,000          750,000
  Cablevision Systems Corp. Senior
    Subordinated Debentures
    (B2, B)
    9.875% 02/15/2013........................        1,000          943,750

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
CABLE -- (CONTINUED)
  Charter Communications Southeast, L.P.
    Senior Notes (B3, B)
    11.250% 03/15/2006.......................  $       900    $     893,250
  Comcast U.K. Cable Partners Ltd., Yankee
    Senior Debentures
    (B2, B)+
    11.200% 11/15/2007.......................        1,000          625,000
  DIVA Systems Corporation Units 144A (NR,
    NR)
    13.000% 05/15/2006.......................        2,250        1,203,750
  Falcon Holdings Group L.P. Senior
    Subordinated Notes PIK Bonds (NR, NR)
    11.000% 09/15/2003.......................        1,202        1,121,072
  Helicon Group Ltd. Senior Secured Notes
    Series B
    (B1, B)
    9.000% 11/01/2003........................          850          854,250
  Marcus Cable Company Senior Discount Notes
    (Caa, B)+
    14.250% 12/15/2005.......................          950          611,563
  People's Choice TV Corp. Units (Caa, CCC+)+
    13.125% 06/01/2004.......................          950          555,750
  Rifkin Acquisition Partners L.P. Senior
    Subordinated Notes
    (B3, B-)****
    11.125% 01/15/2006.......................          500          502,500
  Rogers Communications, Inc. Yankee Senior
    Notes
    (B2, BB-)
    9.125% 01/15/2006........................          550          517,688
  United International Holdings,Inc. Senior
    Secured Debentures, Series B (B3, B-)
    9.454% 11/15/1999........................        1,650        1,080,750
                                                              -------------
                                                                 10,298,323
                                                              -------------
CHEMICALS -- 1.9%
  Harris Chemical North America Senior
    Secured Debentures
    (B2, B+)
    10.250% 07/15/2001.......................          400          399,500
  Kaiser Aluminum & Chemical Corp. Senior
    Subordinated Notes (B2, B-)
    12.750% 02/01/2003.......................        1,000        1,078,750
                                                              -------------
                                                                  1,478,250
                                                              -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
COMPUTERS -- 1.0%
  Advanced Micro Devices, Inc. Senior Secured
    Notes
    (Ba1, BB-)
    11.000% 08/01/2003.......................  $       750    $     761,250
                                                              -------------
CONSTRUCTION & BUILDING MATERIALS**** -- 1.2%
  Southdown, Inc. 144A Senior Subordinated
    Notes (B2, B+)
    10.000% 03/01/2006.......................          500          498,125
  Waxman Industries, Inc. 144A (Caa, CCC+)
    12.750% 06/01/2004.......................          600          401,250
                                                              -------------
                                                                    899,375
                                                              -------------
CONSUMER PRODUCTS -- 2.3%
  Jordan Industries, Inc. Senior Notes (B3,
    B+)
    10.375% 08/01/2003.......................          700          675,500
  Revlon Worldwide Corp. Senior Secured
    Discount Notes Series B (B3, B-)
    10.795% 03/15/1998.......................        1,250        1,062,500
                                                              -------------
                                                                  1,738,000
                                                              -------------
ELECTRONICS -- 2.1%
  Exide Electronics Group, Inc.
    Units 144A (B3, B)****
    11.500% 03/15/2006.......................          550          559,625
  Unisys Corporation 144A Senior Notes (B1,
    B+)
    12.000% 04/15/2003.......................        1,000        1,025,000
                                                              -------------
                                                                  1,584,625
                                                              -------------
ENERGY -- 2.7%
  Cliffs Drilling Company 144A Senior Notes
    (B1, B)****
    10.250% 05/15/2003.......................          600          609,000
  Mesa Operating Co. Senior Subordinated
    Discount Notes (B2, B)
    11.625% 07/01/2006.......................          750          469,687
  Nuevo Energy Company Senior Subordinated
    Notes (B2, B+)
    9.500% 04/15/2006........................          500          501,250
  Plains Resources, Inc. 144A Senior
    Subordinated Notes
    (B2, B-)****
    10.250% 03/15/2006.......................          500          512,500
                                                              -------------
                                                                  2,092,437
                                                              -------------
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
ENTERTAINMENT -- 1.3%
  American Skiing Company 144A Senior
    Subordinated Notes
    (B3, CCC+)
    12.000% 07/15/2006.......................  $       400    $     390,000
  AMF Group Inc. Senior Subordinated Notes
    144A
    (B2, B-)****
    10.875% 03/15/2006.......................          600          601,500
                                                              -------------
                                                                    991,500
                                                              -------------
FINANCIAL SERVICES -- 0.4%
  Fifth Mexican Acceptance Corp. Rule 144A
    Notes
    (NR, NR)**/****
    8.000% 12/15/1998........................        1,040          322,400
                                                              -------------
FOOD & BEVERAGES -- 2.2%
  Foodbrands America, Inc. Senior
    Subordinated Notes
    (B3, B)
    10.750% 05/15/2006.......................          250          252,812
  Fresh Del Monte Produce Yankee Senior
    Notes, Series B
    (Caa, CCC+)
    10.000% 05/01/2003.......................        1,500        1,406,250
                                                              -------------
                                                                  1,659,062
                                                              -------------
HEALTH CARE -- 3.0%
  General Medical Corp. Subordinated
    Debentures, Series A PIK Bonds
    (Caa, B-)
    12.125% 08/15/2005.......................        1,061        1,061,951
  Health O Meter Units (B3, B-)
    13.000% 08/15/2002.......................          250          270,000
  Paracelsus Healthcare Corp. Senior
    Subordinated Notes
    (B1, B)
    10.000% 08/15/2006.......................          400          403,500
  Regency Health Services, Inc. 144A
    Subordinated Notes
    (B3, B-)
    12.250% 07/15/2003.......................          500          520,625
                                                              -------------
                                                                  2,256,076
                                                              -------------
INDUSTRIAL GOODS & MATERIALS -- 5.7%
  Alpine Group, Inc. Senior Notes, Series B
    (B3, B)
    12.250% 07/15/2003.......................          750          778,125



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
INDUSTRIAL GOODS & MATERIALS -- (CONTINUED)
  Alvey Systems, Inc. 144A Senior
    Subordinated Notes
    (B3, B-)****
    11.375% 01/31/2003.......................  $       100    $     102,875
  BPC Holding Corporation 144A Senior Secured
    Notes
    (Caa, NR)****
    12.500% 06/15/2006.......................          500          508,125
  Collins & Aikman Products Co. Gtd. Senior
    Subordinated Notes (B3, B)
    11.500% 04/15/2006.......................          700          721,000
  Delco Remy International, Inc. 144A Senior
    Subordinated Notes (B2, B-)****
    10.625% 08/01/2006.......................          500          513,125
  G-I Holdings, Inc. Senior Notes 144A (Ba3,
    B+)
    10.000% 02/15/2006.......................          389          378,789
  Haynes International, Inc. Senior Notes
    (B3, B-)
    11.625% 09/01/2004.......................          500          495,000
  Venture Holdings Trust Gtd. Senior
    Subordinated Notes (B3, B)
    9.750% 04/01/2004........................        1,000          830,000
                                                              -------------
                                                                  4,327,039
                                                              -------------
METALS & MINING -- 1.2%
  Acme Metals, Inc. Senior Secured Debentures
    (B1, B)+
    13.500% 08/01/2004.......................        1,000          916,250
                                                              -------------
OFFICE EQUIPMENT & SUPPLIES -- 0.7%
  Knoll Inc. 144A Senior Subordinated Notes
    (B3, B+)****
    10.875% 03/15/2006.......................          500          518,750
                                                              -------------
PAPER & FOREST PRODUCTS -- 7.5%
  Crown Packaging 144A Units Senior Discount
    Notes
    (NR, NR)****
    14.000% 08/01/2006.......................          775          302,250
  Crown Packaging Holdings Senior
    Subordinated Notes, Series B (Caa, NR)+
    12.250% 11/01/2003.......................        3,300        1,278,750
  Crown Paper Co. Senior Subordinated Notes
    (B3, B)
    11.000% 09/01/2005.......................          750          714,375
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
PAPER & FOREST PRODUCTS -- (CONTINUED)
  Florida Coast Paper Company L.L.C. 144A
    First Mortgage Notes (B3, B)
    12.750% 06/01/2003.......................  $       700    $     735,000
  Gaylord Container Corp. Senior Subordinated
    Debentures
    (Caa, B-)+
    12.750% 05/15/2005.......................        1,000        1,072,500
  Printpack, Inc. 144A Senior Subordinated
    Notes (B3, B+)
    10.625% 08/15/2006.......................          600          609,000
  Stone Container Corporation Senior Notes
    (NR, NR)
    11.500% 08/15/2006.......................        1,000          993,750
                                                              -------------
                                                                  5,705,625
                                                              -------------
PUBLISHING & INFORMATION SERVICES -- 0.8%
  Park Newspapers, Inc. 144A Senior Notes
    (B2, B)****
    11.875% 05/15/2004.......................          500          569,375
                                                              -------------
RESTAURANTS, HOTELS & CASINOS -- 12.4%
  Argosy Gaming Company 144A First Mortgage
    Notes
    (B1, B+)****
    13.250% 06/01/2004.......................          750          723,750
  Bally's Casino Holdings Senior Discount
    Notes (B2, B+)
    7.640% 06/15/1998........................          500          435,625
  Casino America Senior Notes
    (B1, B)
    12.500% 08/01/2003.......................          200          200,500
  Casino Magic Finance Corp. First Mortgage
    Notes
    (B1, B+)
    11.500% 10/15/2001.......................        1,000          942,500
  Coast Hotels and Casinos, Inc. 144A Gtd.
    First Mortgage Notes (B3, B)****
    13.000% 12/15/2002.......................        1,000        1,070,000
  GNF Corp. First Mortgage Notes, Series B
    (B1, BB)
    10.625% 04/01/2003.......................        1,000        1,097,500
  Griffin Games & Enertainment, Inc. Senior
    Notes (NR, NR)
    11.000% 09/15/2003.......................          750          804,375
  The Majestic Star Casino, LLC 144A Senior
    Secured Notes (NR, NR)****
    12.750% 05/15/2003.......................          450          483,750



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
RESTAURANTS, HOTELS & CASINOS -- (CONTINUED)
  Mohegan Tribal Gaming Authority Senior
    Secured Notes, Series B 144A (NR, NR)****
    13.500% 11/15/2002.......................  $     1,000    $   1,237,500
  Showboat Marina Casino Partnership 144A
    First Mortgage Notes (B2, B)****
    13.500% 03/15/2003.......................          450          484,875
  Trump Atlantic City Associates, First
    Mortgage Notes
    (B1, BB-)
    11.250% 05/01/2006.......................        1,000          960,000
  Trump's Castle Funding, Inc. Mortgage Bonds
    (Caa, NR)
    11.750% 11/15/2003.......................        1,000          947,500
                                                              -------------
                                                                  9,387,875
                                                              -------------
RETAIL TRADE -- 4.3%
  Farm Fresh, Inc. Senior Notes
    (B2, B-)
    12.250% 10/01/2000.......................        1,100          844,250
  Hills Stores Company Senior Notes (B1, NR)
    12.500% 07/01/2003.......................          900          837,000
  Jitney-Jungle Stores of America, Inc.
    Senior Notes
    (B2, B)
    12.000% 03/01/2006.......................        1,000        1,051,250
  Parisian, Inc. Senior Subordinated Notes
    (Caa, B-)
    9.875% 07/15/2003........................          500          488,750
                                                              -------------
                                                                  3,221,250
                                                              -------------
STEEL -- 0.8%
  Weirton Steel Corporation 144A Senior Notes
    (NR, B)****
    11.375% 07/01/2004.......................          600          579,000
                                                              -------------
TELECOMMUNICATIONS -- 19.0%
  American Communication Services, Inc. Unit
    144A Notes (NR, NR)****/+
    13.000% 11/01/2005.......................        1,500          802,500
  Arch Communications Group, Inc. Senior
    Discount Notes
    (B3, B-)
    10.875% 03/15/2008.......................          500          266,250
  Brooks Fiber Properties, Inc. Senior
    Discount Notes 144A
    (NR, NR)****/+
    10.875% 03/01/2006.......................        1,000          572,500
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  CAI Wireless Systems, Inc. Discount Notes
    (B3, BB-)
    12.250% 09/15/2002.......................  $       350    $     363,125
  CS Wireless Systems, Inc. Units 144A (NR,
    NR)****/+
    11.375% 03/01/2006.......................        1,000          490,000
  Diamond Cable Communications Plc Senior
    Discount Notes
    (B3, B-)
    11.750% 12/15/2005.......................        1,000          620,000
  Geotek Communications, Inc. 144A
    Convertible Senior Subordinated Notes
    (Caa, NR)****
    12.000% 02/15/2001.......................        1,600        1,816,000
  IntelCom Group (U.S.A.), Inc. Senior
    Discount Notes (NR, NR)
    12.500% 05/01/2006.......................        1,000          558,750
  InterCel, Inc. Units (B2, B-)+
    12.000% 02/01/2006.......................        1,300          793,000
  International CableTel, Inc. Senior Notes
    (B3, B)+
    12.750% 04/15/2005.......................          750          495,000
  Metrocall, Inc. Senior Subordinated Notes
    (B3, B-)
    10.375% 10/01/2007.......................          500          382,500
  Mobile Telecommunication Technologies Corp.
    Senior Notes (B2, B-)
    13.500% 12/15/2002.......................          675          688,500
  Nextel Communications Inc. Senior Discount
    Notes (B3, CCC-)+
    9.750% 08/15/2004........................        1,500          885,000
  Pagemart Nationwide Senior Discount Notes
    (NR, NR)+
    15.000% 02/01/2005.......................        1,000          670,000
  People's Telephone Co., Inc. Senior Notes
    (B2, B-)
    12.250% 07/15/2002.......................          450          452,250
  Petersburg Long Distance, Inc. 144A
    Convertible Subordinated Notes (NR,
    NR)****
    9.000% 06/01/2006........................          230          276,000
  Petersburg Long Distance, Inc. Units 144A
    (NR, NR)****
    9.000% 06/01/2004........................        1,610        1,263,850
  PriCellular Wireless Corp. Senior Discount
    Notes (B3, CCC+)
    12.250% 10/01/2003.......................        1,000          792,500



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  Sprint Spectrum L.P. Senior Notes
    (B2, B+)
    11.000% 08/15/2006.......................  $       500    $     507,500
  Teleport Communications Group, Inc. Senior
    Discount Notes (B1, B)
    11.125% 07/01/2007.......................          500          306,250
  Teleport Communications Group, Inc. Senior
    Notes
    (B1, B)
    9.875% 07/01/2006........................          300          300,000
  Vanguard Cellular Systems, Inc. Senior
    Debentures (B1, B+)
    9.375% 04/15/2006........................          500          486,875
  Videotron Holdings Yankee plc Senior
    Discount Notes
    (B3, B+)+
    11.000% 08/15/2005.......................        1,000          658,750
                                                              -------------
                                                                 14,447,100
                                                              -------------
TRANSPORTATION -- 1.7%
  Consorscio G Grupo Dina S.A. / MCII
    Holdings (USA), Inc. 144A Senior Secured
    Notes
    (NR, NR)+
    12.000% 11/15/2002.......................          750          592,500
  US Air, Inc. Senior Notes
    (B3, CCC+)
    10.000% 07/01/2003.......................          750          701,250
                                                              -------------
                                                                  1,293,750
                                                              -------------
  TOTAL CORPORATE BONDS
   (Cost $72,057,715)........................                    71,101,500
                                                              -------------
ASSET-BACKED SECURITIES -- 0.8%
TRANSPORTATION -- 0.8%
  Airplanes Pass Through Trust Series 1,
    Class D (Ba2, BB)
    10.875% 03/15/2019.......................          600          633,000
                                                              -------------
  TOTAL ASSET-BACKED SECURITIES
   (Cost $600,000)...........................                       633,000
                                                              -------------

                                                  NUMBER
                                                OF SHARES         VALUE
                                               ------------   -------------
RIGHTS / WARRANTS*** -- 0.2%
CONSTRUCTION & BUILDING MATERIALS -- 0.0%
  Capital Pacific Holdings Group, Inc........  $    13,000    $       8,216
                                                              -------------
INDUSTRIAL GOODS & MATERIALS -- 0.1%
  Uniroyal Technology Corp. Warrants.........       44,000           78,844
                                                              -------------
ELECTRONICS -- 0.0%
  Exide Electronic Warrants 144A.............        1,000            3,265
                                                              -------------
TELECOMMUNICATIONS -- 0.1%
  American Communication Services, Inc.
    Warrants.................................        2,000           97,500
                                                              -------------
  TOTAL RIGHTS / WARRANTS
    (Cost $104,467)..........................                       187,825
                                                              -------------
PREFERRED STOCKS -- 3.0%
AEROSPACE / DEFENSE -- 1.4%
  GPA Group plc Convertible Cumulative Second
    Preference Shares........................       27,500        1,045,000
                                                              -------------
CABLE -- 0.1%
  DIVA Systems Corporation Series C..........        5,945           49,997
                                                              -------------
CONSUMER PRODUCTS -- 0.7%
  Renaissance Cosmetics 144A.................          500          500,000
                                                              -------------
RESTAURANTS, HOTELS & CASINOS -- 0.8%
  Lady Luck Gaming Corporation Series A......       20,000          587,000
                                                              -------------
    TOTAL PREFERRED STOCKS
      (Cost $2,076,947)......................                     2,181,997
                                                              -------------

                                                   PAR
                                                  (000)
                                               ------------
SHORT-TERM INVESTMENT -- 0.6%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $       433          433,000
                                                              -------------
    TOTAL SHORT-TERM INVESTMENT
      (Cost $433,000)........................                       433,000
                                                              -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                                  VALUE
                                                              -------------
  TOTAL INVESTMENTS -- 98.3%
    (Cost $75,272,129).....................................     $74,537,322
  OTHER ASSETS IN EXCESS OF
    LIABILITIES -- 1.7%....................................       1,311,236
                                                              -------------
  NET ASSETS (Applicable to 4,713,739 BEA Shares) --
    100.0%.................................................     $75,848,558
                                                              -------------
                                                              -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
    SHARE
    ($75,848,558  DIVIDED BY 4,713,739)....................          $16.09
                                                              -------------
                                                              -------------



   * Cost for Federal income tax purposes at August 31, 1996 is $75,291,159. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $   2,072,489
Gross Depreciation...........................     (2,826,326)
                                               -------------
Net Appreciation.............................  $    (753,837)
                                               -------------
                                               -------------


  ** Guaranteed by Grupo Sidek, S.A. de C.V. and Grupo Situr, S.A. de C.V.
 *** Non-income Producing Securities.
**** Certain conditions for public sales may exist.
   + Step Bond -- The interest rate as of August 31, 1996 is 0% and will reset to interest shown at a future date.

The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                            INVESTMENT ABBREVIATIONS

PIK...........................  Pay In Kind

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  91,478,662  $   19.40
Accumulated Net Investment Income..      1,332,623        .28
Accumulated Net Realized Loss on
 Security Transactions.............    (16,227,920)     (3.44)
Net Unrealized Depreciation on
 Investments and Other.............       (734,807)      (.15)
-------------------------------------------------------------
NET ASSETS                           $  75,848,558  $   16.09
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                           PORTFOLIO MANAGER'S LETTER
                                AUGUST 31, 1996
                       BEA MUNICIPAL BOND FUND PORTFOLIO

                                                                          , 1996

Dear Shareholders:

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                    PORTFOLIO MANAGER'S LETTER--(CONTINUED)
                                AUGUST 31, 1996

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                    PORTFOLIO MANAGER'S LETTER--(CONCLUDED)
                                AUGUST 31, 1996

                       BEA MUNICIPAL BOND FUND PORTFOLIO


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE BEA MUNICIPAL BOND FUND PORTFOLIO AND THE LEHMAN BROTHERS
MUNICIPAL BOND INDEX FROM INCEPTION 6/20/94, PERIOD ENDED 7/31/94 AND AT EACH QUARTER END.


  AVERAGE ANNUAL TOTAL RETURN
    One Year                          2.27%
    From Inception                    4.98%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BEA MUNICIPAL BOND FUND PORTFOLIO
Total Returns and Graph Plot
Points
                                                         Lehman Brothers
                                    BEA Municipal Bond    Municipal Bond
                                        Fund Portfolio             Index
06/20/94                                      $ 10,000          $ 10,000
07/31/94                                      $ 10,040          $ 10,038
08/31/94                                      $ 10,040          $ 10,073
11/30/94                                       $ 9,647           $ 9,571
02/28/95                                      $ 10,350          $ 10,354
05/31/95                                      $ 10,846          $ 10,820
08/31/95                                      $ 10,886          $ 10,965
11/30/95                                      $ 11,193          $ 11,079
02/29/96                                      $ 11,216          $ 11,498
5/31/96                                       $ 10,937          $ 11,314
8/31/96                                       $ 11,134          $ 11,539
Average Annual Total Return
One Year                                         2.27%
From Inception                                   4.98%

Note: Past performance is not predictive of future performance.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA Municipal Bond Fund Portfolio

                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
MUNICIPAL BONDS -- 92.4%
ALABAMA -- 0.1%
  Jefferson County AL Sanitation & Sewer
    (Aaa, NR)
    6.750% 03/01/2007........................           15  $     16,631
                                                            ------------
CALIFORNIA -- 9.8%
  California State GO
    (Aaa, AAA)
    5.125% 10/01/2017........................          825       744,563
  Los Angeles CA Department of Water & Power
    Water Revenue (Aa, AA)
    4.500% 05/15/2023........................          705       553,425
  Southern California Public Power Authority
    Power Project Revenue Series A (AMBAC
    Insured) (Aa, AA-)
    5.000% 07/01/2017........................          705       610,706
                                                            ------------
                                                               1,908,694
                                                            ------------
COLORADO -- 3.0%
  Colorado Springs CO Utility Revenue (Aaa,
    AAA)
    5.875% 11/15/2017........................          595       587,563
                                                            ------------
FLORIDA -- 10.8%
  Florida State Board of Education GO (Aa,
    AA)
    5.125% 06/01/2022........................           30        26,925
  Florida State GO (Aa, AA)
    5.500% 10/01/2008........................          710       710,000
  Jacksonville FL Electric Authority Revenue
    2nd Installment (Aaa, AAA)
    6.000% 07/01/2012........................          610       611,525
  Tallahassee FL Electric Revenue First Lien
    (Aaa, AAA)
    6.100% 10/01/2006........................          730       756,463
                                                            ------------
                                                               2,104,913
                                                            ------------
ILLINOIS -- 3.2%
  Illinois State Sales Tax Revenue Series Q
    (A1, AAA)
    5.750% 06/15/2014........................          650       629,688
                                                            ------------

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
INDIANA -- 0.1%
  Indianapolis IN Public Improvement Board
    Revenue (Aaa, AA+)
    6.000% 01/10/2018........................           25  $     25,031
                                                            ------------
LOUISIANA -- 3.4%
  New Orleans LA Home Mortgage Authority SOB
    (Aaa, AAA)
    6.250% 01/15/2011........................          635       674,687
                                                            ------------
MARYLAND -- 4.7%
  Maryland State Transportation Authority
    Project Revenue (Aaa, AAA)
    6.800% 07/01/2016........................          850       922,250
                                                            ------------
MASSACHUSETTS -- 3.0%
  Massachusetts State Water Resources
    Authority General Revenue Series 92A (A,
    A)
    6.500% 07/15/2019........................           20        21,500
  Massachusetts State Water Resources Revenue
    (Aaa, AAA)
    5.000% 12/01/2025........................          660       569,250
                                                            ------------
                                                                 590,750
                                                            ------------
NEW YORK -- 30.2%
  New York NY Series D GO (Baa1, BBB+)
    6.000% 02/15/2025........................           15        13,969
  New York NY Series H GO (Baa1, BBB+)
    7.200% 02/01/2013........................          600       637,500
  New York State Dormitory Authority Revenue
    (Episcopal Health Services) (GNMA Coll.)
    (NR, AAA)
    7.550% 08/01/2029........................          435       468,713
  New York State Dormitory Authority Revenue
    (Judicial Facilities Lease) (MBIA
    Insured) (Aaa, AAA)
    7.375% 07/01/2016........................          630       728,437



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA MUNICIPAL BOND FUND PORTFOLIO

                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
NEW YORK -- (CONTINUED)
  New York State Dormitory Authority Revenue
    (Judicial Facilities Lease) (Aaa, AAA)
    7.375% 07/01/2016........................           40  $     46,250
  New York State Dormitory Authority Revenue
    (Park Ridge Housing Inc. Project) (NR,
    AA)
    7.850% 02/01/2029........................          530       570,412
  New York State Medical Care Facility
    Finance Agency Hospital & Nursing Home
    Insured Mortgage Revenue (NR, AAA)
    5.500% 02/15/2022........................          795       758,231
  New York State Medical Care Facility
    Financial Agency Revenue (NR, AAA)
    5.750% 08/15/2019........................           60        57,900
  New York State Power Authority Revenue &
    General Purpose Electric Revenue Series R
    (Aaa, AAA)
    7.000% 01/01/2010........................          360       411,750
  New York State Power Authority Revenue &
    General Purpose Series G (Aaa, AAA)
    5.375% 01/01/2010........................           40        39,900
  New York State Power Authority Revenue
    Series V (MBIA Insured) (NR, AAA)
    7.875% 01/01/1998........................          790       843,325
  New York State Throughway Authority General
    Revenue Series B (MBIA Ins.)
    (Aaa, AAA)
    5.000% 01/01/2020........................           30        26,775
  Suffolk County NY Water Authority
    Waterworks Revenue Series V
    (NR, AAA)
    6.750% 06/01/2012........................          580       641,625
                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
NEW YORK -- (CONTINUED)
  Triborough Bridge & Tunnel Authority NY
    Mortgage Recording Tax SOB
    (Aaa, AAA)
    7.125% 01/01/2000........................          625  $    678,125
                                                            ------------
                                                               5,922,912
                                                            ------------
PUERTO RICO -- 4.5%
  Commonwealth of Puerto Rico GO (Baa1, A)
    5.400% 07/01/2007........................          730       728,175
  Puerto Rico Electric Power Authority
    Revenue Series N (Baa1, A-)
    7.125% 07/01/2014........................          135       143,944
                                                            ------------
                                                                 872,119
                                                            ------------
SOUTH DAKOTA -- 5.6%
  Heartland Consumers Power District SD
    Electric Revenue (Aaa, AAA)
    6.375% 01/01/2016........................           30        30,375
  Heartland Consumers Power District SD
    Electric Revenue (Aaa, AAA)
    7.000% 01/01/2016........................          970     1,064,575
                                                            ------------
                                                               1,094,950
                                                            ------------
UTAH -- 2.9%
  Utah State School District Finance
    Cooperative Revenue (Capital Imp.
    Financing Pool) (NR, AA+)
    8.375% 08/15/1998........................          535       567,769
                                                            ------------
VIRGIN ISLANDS -- 3.8%
  Virgin Islands Public Finance Authority
    Revenue
    (NR, BBB)
    7.700% 10/01/2004........................          690       746,925
                                                            ------------
VIRGINIA -- 3.7%
  Fairfax County VA Redevelopment & Housing
    Authority Mortgage Revenue (FHA Insured)
    (NR, AAA)
    7.100% 04/01/2019........................          630       726,862
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA MUNICIPAL BOND FUND PORTFOLIO

                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
WASHINGTON -- 3.6%
  King County WA Series A GO (Aa1, AA+)
    6.200% 01/01/2024........................           40  $     40,900
  Seattle WA Water System Revenue (Aa, AA)
    5.250% 12/01/2023........................          735       664,256
                                                            ------------
                                                                 705,156
                                                            ------------
    TOTAL MUNICIPAL BONDS
     (Cost $17,599,756)......................                 18,096,900
                                                            ------------
U.S. TREASURY
OBLIGATIONS -- 2.0%
  U.S. Treasury Bonds
    8.750% 08/15/2020........................          335       390,205
                                                            ------------
    TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $408,315)........................                    390,205
                                                            ------------
SHORT TERM INVESTMENT -- 4.4%
  Smith Barney Tax Free Money Market Fund....          867       867,178
                                                            ------------
    TOTAL SHORT TERM INVESTMENT
      (Cost $867,178)........................                    867,178
                                                            ------------
TOTAL INVESTMENT AT VALUE -- 98.8%
  (Cost $18,875,249).........................               $ 19,354,283
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%.............
                                                                 226,971
                                                            ------------
NET ASSETS (Applicable to 1,336,820 BEA Shares) --
100.0%....................................................  $ 19,581,254
                                                            ------------
                                                            ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE
($19,581,254  DIVIDED BY 1,336,820).......................        $14.65
                                                            ------------
                                                            ------------



   * Cost for Federal income tax purposes at August 31, 1996 is $18,850,672. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $     603,124
Gross Depreciation...........................        (99,513)
                                               -------------
Net Appreciation.............................  $     503,611
                                               -------------
                                               -------------


The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                            INVESTMENT ABBREVIATIONS

GO............................  General Obligations
SOB...........................  Special Obligations Bonds

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  18,602,539  $   13.92
Accumulated Net Investment Income..         42,930        .03
Accumulated Net Realized Gain on
 Security Transactions.............        422,729        .32
Net Unrealized Appreciation on
 Investments and Other.............        513,056        .38
-------------------------------------------------------------
NET ASSETS                           $  19,581,254  $   14.65
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            Statement of Operations
                       For the Year Ended August 31, 1996


                                                                                    BEA        BEA EMERGING
                                                                               INTERNATIONAL     MARKETS       BEA U.S.
                                                                                   EQUITY         EQUITY     CORE EQUITY
                                                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                               --------------  ------------  ------------
INVESTMENT INCOME
  Dividends..................................................................   $ 14,577,259    $2,544,973    $  781,813
  Interest...................................................................      1,714,487       403,084       201,977
  Foreign taxes withheld.....................................................     (1,099,411)     (226,107)           --
                                                                               --------------  ------------  ------------
    Total Investment Income..................................................     15,192,335     2,721,950       983,790
                                                                               --------------  ------------  ------------
EXPENSES
  Investment advisory fees...................................................      5,993,072     1,289,739       328,320
  Administration service fees................................................      1,123,701       193,461        65,664
  Administration fees........................................................        936,418       161,218        54,720
  Custodian fees.............................................................        776,762       320,568        57,798
  Audit fees.................................................................         73,807        12,000         4,201
  Miscellaneous fees.........................................................         45,000        32,000         2,750
  Printing fees..............................................................         37,722         8,000         2,500
  Registration fees..........................................................         35,000        27,337        38,361
  Legal fees.................................................................         33,125         1,950         1,500
  Transfer agent fees........................................................         21,129        22,113        22,241
  Insurance expense..........................................................         18,931         2,700           776
  Directors fees.............................................................         12,500         2,200           796
  Organization expense.......................................................         10,665        10,665         5,208
                                                                               --------------  ------------  ------------
                                                                                   9,117,832     2,083,951       584,835
  Less fees waived...........................................................       (200,151)     (168,635)     (147,075)
                                                                               --------------  ------------  ------------
    Total Expenses...........................................................      8,917,681     1,915,316       437,760
                                                                               --------------  ------------  ------------
Net Investment Income........................................................      6,274,654       806,634       546,030
                                                                               --------------  ------------  ------------
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
 Transactions:
  Net realized gain (loss) from:
    Security transactions....................................................     34,300,823    (8,165,330)    5,046,088
    Foreign exchange transactions............................................      1,834,308      (101,733)           --
                                                                               --------------  ------------  ------------
                                                                                  36,135,131    (8,267,063)    5,046,088
                                                                               --------------  ------------  ------------
  Net unrealized appreciation(depreciation):
    Investments..............................................................      7,908,456    11,411,914       322,074
    Translation of assets and liabilities in foreign currencies..............         16,741          (357)           --
                                                                               --------------  ------------  ------------
                                                                                   7,925,197    11,411,557       322,074
                                                                               --------------  ------------  ------------
Net Gain On Investments And Foreign Currency Transactions....................     44,060,328     3,144,494     5,368,162
                                                                               --------------  ------------  ------------
Net Increase In Net Assets Resulting From Operations.........................   $ 50,334,982    $3,951,128    $5,914,192
                                                                               --------------  ------------  ------------
                                                                               --------------  ------------  ------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996


                                                                      BEA U.S.    BEA GLOBAL                     BEA
                                                                        CORE         FIXED       BEA HIGH     MUNICIPAL
                                                                    FIXED INCOME    INCOME        YIELD       BOND FUND
                                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                    ------------  -----------  ------------  ------------
INVESTMENT INCOME
  Dividends.......................................................   $       --    $      --   $     42,222   $       --
  Interest........................................................    8,335,642    2,079,874      8,967,348    1,297,791
                                                                    ------------  -----------  ------------  ------------
    Total Investment Income.......................................    8,335,642    2,079,874      9,009,570    1,297,791
                                                                    ------------  -----------  ------------  ------------
EXPENSES
  Investment advisory fees........................................      450,786      157,059        643,353      161,784
  Administration service fees.....................................      180,314       47,118        137,861       34,668
  Administration fees.............................................      150,262       39,265        114,885       28,890
  Custodian fees..................................................       66,892       39,448         40,862       19,545
  Audit fees......................................................        9,200        3,250          5,000        5,731
  Miscellaneous fees..............................................       12,000        1,110          4,750        9,000
  Printing fees...................................................        1,162          236         10,058        5,357
  Registration fees...............................................       39,323       22,754         22,000       31,384
  Legal fees......................................................        2,500          544          1,878        2,158
  Transfer agent fees.............................................       21,643       20,701         19,603       19,850
  Insurance expense...............................................        1,600          450          2,737          750
  Directors fees..................................................          875          250          2,173          700
  Organization expense............................................        4,136        5,409         10,665        7,433
                                                                    ------------  -----------  ------------  ------------
                                                                        940,693      337,594      1,015,825      327,250
  Less fees waived................................................     (339,645)    (102,006)      (206,745)     (96,130)
                                                                    ------------  -----------  ------------  ------------
      Total Expenses..............................................      601,048      235,588        809,080      231,120
                                                                    ------------  -----------  ------------  ------------
Net Investment Income.............................................    7,734,594    1,844,286      8,200,490    1,066,671
                                                                    ------------  -----------  ------------  ------------
Realized and Unrealized Gain (Loss) on Investments and Foreign
 Currency Transactions:
  Net realized gain (loss) from:
    Security transactions.........................................    1,269,541      746,851       (524,984)     908,389
    Foreign exchange transactions.................................       16,937      523,986             --           --
                                                                    ------------  -----------  ------------  ------------
                                                                      1,286,478    1,270,837       (524,984)     908,389
                                                                    ------------  -----------  ------------  ------------
  Net unrealized appreciation(depreciation):
    Investments...................................................   (4,182,075)    (278,160)     2,587,803   (1,524,506)
    Translation of assets and liabilities in foreign currencies...      (13,236)    (255,028)            --           --
                                                                    ------------  -----------  ------------  ------------
                                                                     (4,195,311)    (533,188)     2,587,803   (1,524,506)
                                                                    ------------  -----------  ------------  ------------
Net Gain (Loss) On Investments And Foreign Currency Transactions..   (2,908,833)     737,649      2,062,819     (616,117)
                                                                    ------------  -----------  ------------  ------------
Net Increase In Net Assets Resulting From Operations..............   $4,825,761    $2,581,935  $ 10,263,309   $  450,554
                                                                    ------------  -----------  ------------  ------------
                                                                    ------------  -----------  ------------  ------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      Statements of Changes in Net Assets


                                                                  BEA INTERNATIONAL              BEA EMERGING MARKETS
                                                                   EQUITY PORTFOLIO                EQUITY PORTFOLIO
                                                            ------------------------------  ------------------------------
                                                             FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                             ENDED AUGUST    ENDED AUGUST    ENDED AUGUST    ENDED AUGUST
                                                               31, 1996        31, 1995        31, 1996        31, 1995
                                                            --------------  --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income...................................  $    6,274,654   $  2,606,678    $    806,634    $     26,113
  Net gain (loss) on investments and foreign currency
   transactions...........................................      44,060,328    (67,759,705)      3,144,494     (32,385,113)
                                                            --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting from
   operations.............................................      50,334,982    (65,153,027)      3,951,128     (32,359,000)
                                                            --------------  --------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..............................................      (2,649,123)            --        (401,495)       (394,002)
Distributions to shareholders from net realized capital
 gains:
  BEA shares..............................................              --    (32,112,690)             --      (5,374,023)
                                                            --------------  --------------  --------------  --------------
Total distributions to shareholders.......................      (2,649,123)   (32,112,690)       (401,495)     (5,768,025)
                                                            --------------  --------------  --------------  --------------
Net capital share transactions............................    (138,669,688)   103,330,556     (17,180,987)     25,774,209
                                                            --------------  --------------  --------------  --------------
Total increase (decrease) in net assets...................     (90,983,829)     6,064,839     (13,631,354)    (12,352,816)
Net Assets:
  Beginning of year.......................................     773,254,630    767,189,791     128,322,563     140,675,379
                                                            --------------  --------------  --------------  --------------
  End of year.............................................  $  682,270,801   $773,254,630    $114,691,209    $128,322,563
                                                            --------------  --------------  --------------  --------------
                                                            --------------  --------------  --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                          BEA U.S. CORE EQUITY PORTFOLIO      BEA U.S. CORE FIXED INCOME
                                                        ----------------------------------            PORTFOLIO
                                                                          FOR THE PERIOD    ------------------------------
                                                         FOR THE YEAR      SEPTEMBER 1,      FOR THE YEAR    FOR THE YEAR
                                                         ENDED AUGUST   1994(1) TO AUGUST    ENDED AUGUST    ENDED AUGUST
                                                           31, 1996          31, 1995          31, 1996        31, 1995
                                                        --------------  ------------------  --------------  --------------
Increase in net assets:
Operations:
  Net investment income...............................   $    546,030      $    351,583      $  7,734,594    $  4,392,275
  Net gain (loss) on investments and foreign currency
   transactions.......................................      5,368,162         4,351,342        (2,908,833)      3,524,378
                                                        --------------  ------------------  --------------  --------------
  Net increase in net assets resulting from
   operations.........................................      5,914,192         4,702,925         4,825,761       7,916,653
                                                        --------------  ------------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..........................................       (384,500)         (102,838)       (7,217,136)     (3,353,829)
Distributions to shareholders from net realized
 capital gains:
  BEA shares..........................................     (2,961,757)               --        (1,598,598)             --
                                                        --------------  ------------------  --------------  --------------
Total distributions to shareholders...................     (3,346,257)         (102,838)       (8,815,734)     (3,353,829)
                                                        --------------  ------------------  --------------  --------------
Net capital share transactions........................     24,803,723        27,043,539        23,336,409      64,671,197
                                                        --------------  ------------------  --------------  --------------
Total increase in net assets..........................     27,371,658        31,643,626        19,346,436      69,234,021
Net Assets:
  Beginning of year...................................     31,643,776               150        99,249,839      30,015,818
                                                        --------------  ------------------  --------------  --------------
  End of year.........................................   $ 59,015,434      $ 31,643,776      $118,596,275    $ 99,249,839
                                                        --------------  ------------------  --------------  --------------
                                                        --------------  ------------------  --------------  --------------


(1) Commencement of Operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                               BEA GLOBAL FIXED INCOME
                                                                      PORTFOLIO                BEA HIGH YIELD PORTFOLIO
                                                            ------------------------------  ------------------------------
                                                             FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                             ENDED AUGUST    ENDED AUGUST    ENDED AUGUST    ENDED AUGUST
                                                               31, 1995        31, 1996        31, 1995        31, 1996
                                                            --------------  --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income...................................   $  1,844,286    $  1,270,820    $  8,200,490    $ 13,411,565
  Net gain (loss) on investments and foreign currency
   transactions...........................................        737,649         566,554       2,062,819      (2,367,436)
                                                            --------------  --------------  --------------  --------------
  Net increase in net assets resulting from operations....      2,581,935       1,837,374      10,263,309      11,044,129
                                                            --------------  --------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..............................................     (2,322,498)       (924,756)    (10,165,849)    (12,388,703)
Distributions to shareholders from net realized capital
 gains:
  BEA shares..............................................       (267,603)             --              --              --
                                                            --------------  --------------  --------------  --------------
Total distributions to shareholders.......................     (2,590,101)       (924,756)    (10,165,849)    (12,388,703)
                                                            --------------  --------------  --------------  --------------
Net capital share transactions............................     18,790,839      12,351,849     (77,869,859)     11,448,059
                                                            --------------  --------------  --------------  --------------
Total increase (decrease) in net assets...................     18,782,673      13,264,467     (77,772,399)     10,103,485
Net Assets:
  Beginning of year.......................................     19,564,827       6,300,360     153,620,957     143,517,472
                                                            --------------  --------------  --------------  --------------
  End of year.............................................   $ 38,347,500    $ 19,564,827    $ 75,848,558    $153,620,957
                                                            --------------  --------------  --------------  --------------
                                                            --------------  --------------  --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                BEA MUNICIPAL BOND FUND
                                                                                                       PORTFOLIO
                                                                                             ------------------------------
                                                                                              FOR THE YEAR    FOR THE YEAR
                                                                                              ENDED AUGUST    ENDED AUGUST
                                                                                                31, 1996        31, 1995
                                                                                             --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income....................................................................   $  1,066,671    $  2,273,373
  Net gain (loss) on investments and foreign currency transactions.........................       (616,117)      1,835,066
                                                                                             --------------  --------------
  Net increase in net assets resulting from operations.....................................        450,554       4,108,439
                                                                                             --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares...............................................................................     (1,137,175)     (2,400,128)
Distributions to shareholders from net realized capital gains:
  BEA shares...............................................................................       (629,414)       (174,436)
                                                                                             --------------  --------------
Total distributions to shareholders........................................................     (1,766,589)     (2,574,564)
                                                                                             --------------  --------------
Net capital share transactions.............................................................    (28,080,548)      5,134,026
                                                                                             --------------  --------------
Total increase (decrease) in net assets....................................................    (29,396,583)      6,667,901
Net Assets:
  Beginning of year........................................................................     48,977,837      42,309,936
                                                                                             --------------  --------------
  End of year..............................................................................   $ 19,581,254    $ 48,977,837
                                                                                             --------------  --------------
                                                                                             --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          BEA INTERNATIONAL EQUITY PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                          FOR THE             FOR THE             FOR THE        OCTOBER 1, 1992*
                                        YEAR ENDED          YEAR ENDED          YEAR ENDED              TO
                                      AUGUST 31, 1996     AUGUST 31, 1995     AUGUST 31, 1994     AUGUST 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Net asset value, beginning of
 period............................  $        18.24      $        20.73      $        18.73      $        15.00
                                     -----------------   -----------------   -----------------   -----------------
  Income from investment operations
    Net investment income..........            0.19                0.06                0.05                0.04
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            1.05               (1.75)               2.60                3.69
                                     -----------------   -----------------   -----------------   -----------------
    Total from investment
     operations....................            1.24               (1.69)               2.65                3.73
                                     -----------------   -----------------   -----------------   -----------------
  Less Distributions
    Dividends from net investment
     income........................           (0.07)                 --               (0.05)                 --
    Distributions from capital
     gains.........................              --               (0.80)              (0.60)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Total distributions............           (0.07)              (0.80)              (0.65)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Net asset value, end of
     period........................  $        19.41      $        18.24      $        20.73      $        18.73
                                     -----------------   -----------------   -----------------   -----------------
                                     -----------------   -----------------   -----------------   -----------------
Total return.......................         6.81%(d)            (8.06%)(d)           14.23%(d)        24.87%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period......  $  682,270,801      $  773,254,630      $  767,189,791      $  268,403,524
    Ratio of expenses to average
     net assets....................         1.19%(a)            1.25%(a)            1.25%(a)         1.25%(a)(b)
    Ratio of net investment income
     to average net assets.........           0.84%               0.35%               0.33%             0.41%(b)
    Portfolio turnover rate........             86%                 78%                104%              106%(c)
    Average commission rate (e)....  $        .0007                 N/A                 N/A                 N/A



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA International Equity Portfolio would have been 1.22%, 1.26% and 1.30% for the years ended August 31, 1996, 1995 and 1994, respectively, and 1.46% annualized for the period ended August 31, 1993.


(b) Annualized

(c) Not Annualized

(d) Redemption fees not reflected in total return


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                                     ---------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                         FOR THE           FOR THE           FOR THE         FEBRUARY 1,
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED         1993* TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                     ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        17.67    $        24.58    $        18.38    $        15.00
                                     ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income (loss)...            0.10              0.02             (0.03)             0.02
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            0.48             (5.94)             6.64              3.36
                                     ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            0.58             (5.92)             6.61              3.38
                                     ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.05)            (0.07)            (0.09)               --
    Distributions from capital
     gains.........................              --             (0.92)            (0.32)               --
                                     ---------------   ---------------   ---------------   ---------------
    Total distributions............           (0.05)            (0.99)            (0.41)               --
                                     ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        18.20    $        17.67    $        24.58    $        18.38
                                     ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------
Total return.......................         3.33%(d)       (24.42%)(d)         35.99%(d)      22.53%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period......  $  114,691,209    $  128,322,563    $  140,675,379    $   21,988,062
    Ratio of expenses to average
     net assets....................         1.49%(a)          1.50%(a)          1.50%(a)       1.50%(a)(b)
    Ratio of net investment income
     (loss) to average net
     assets........................           0.63%             0.02%             (0.02)%         0.28%(b)
    Portfolio turnover rate........             79%               79%               54%             38%(c)
    Average commission rate (e)....  $        .0005               N/A               N/A               N/A



(a) Without the voluntary waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Emerging Markets Equity Portfolio would have been 1.62%, 1.61% and 2.01% for the years ended August 31, 1996, 1995 and 1994, respectively, and 3.23% annualized for the period ended August 31, 1993.


(b) Annualized

(c) Not Annualized

(d) Redemption fees not reflected in total return


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                      BEA U.S. CORE EQUITY PORTFOLIO
                                     ---------------------------------          BEA U.S. CORE FIXED INCOME PORTFOLIO
                                                                         ---------------------------------------------------
                                                       FOR THE PERIOD                                        FOR THE PERIOD
                                         FOR THE        SEPTEMBER 1,         FOR THE           FOR THE       APRIL 1, 1994*
                                       YEAR ENDED         1994* TO         YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        17.86    $        15.00    $        15.42    $        14.77    $        15.00
                                     ---------------   ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.20              0.22              0.95              0.88              0.42
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            2.81              2.72             (0.16)             0.61             (0.40)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            3.01              2.94              0.79              1.49              0.02
                                     ---------------   ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.21)            (0.08)            (0.93)            (0.84)            (0.25)
    Distributions from capital
     gains.........................           (1.61)               --             (0.22)               --                --
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Total distributions............           (1.82)            (0.08)            (1.15)            (0.84)            (0.25)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        19.05    $        17.86    $        15.06    $        15.42    $        14.77
                                     ---------------   ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Total return.......................          17.59%            19.75%             5.23%            10.60%           0.17%(c)
Ratio/Supplemental Data
    Net assets, end of period......  $   59,015,434    $   31,643,776    $  118,596,275    $   99,249,839    $   30,015,818
    Ratio of expenses to average
     net assets....................         1.00%(a)          1.00%(a)          0.50%(a)          0.50%(a)       0.50%(a)(b)
    Ratio of net investment income
     to average net assets.........           1.25%             1.59%             6.43%             6.47%           6.04%(b)
    Portfolio turnover rate........            127%              123%              201%              304%            186%(c)
    Average commission rate (e)....  $        .0614               N/A               N/A               N/A               N/A



(a) Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Equity Portfolio would have been 1.34% and 1.51% for the years ended August 31, 1996 and 1995. Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Fixed Income Portfolio would have been .78% and .84% for the years ended August 31, 1996 and 1995, respectively, and .99% annualized for the period ended August 31, 1994.


(b) Annualized.

(c) Not annualized.


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              BEA GLOBAL FIXED INCOME PORTFOLIO
                                     ---------------------------------------------------
                                                                         FOR THE PERIOD
                                         FOR THE           FOR THE       JUNE 28, 1994*
                                       YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.67    $        15.00    $        15.00
                                     ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.87              1.06              0.15
    Net gains (losses) on
     securities (both realized and
     unrealized)...................            0.58              0.49             (0.15)
                                     ---------------   ---------------   ---------------
    Total from investment
     operations....................            1.45              1.55                --
                                     ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (1.22)            (0.88)               --
    Distributions from capital
     gains.........................           (0.15)               --                --
                                     ---------------   ---------------   ---------------
    Total distributions............           (1.37)            (0.88)               --
                                     ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        15.75    $        15.67    $        15.00
                                     ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------
Total return.......................           9.65%            10.72%           0.00%(c)
Ratio/Supplemental Data
Net assets, end of period..........  $   38,347,500    $   19,564,827    $    6,300,360
    Ratio of expenses to average
     net assets....................         0.75%(a)          0.75%(a)       0.75%(a)(b)
    Ratio of net investment income
     to average net assets.........           7.37%             7.26%           5.64%(b)
    Portfolio turnover rate........             87%               91%              0%(c)



(a) Without the voluntary waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Global Fixed Income Portfolio would have been 1.07% and 1.29% for the years ended August 31, 1996 and 1995, respectively, and 1.92% annualized for the period ended August 31, 1994.


(b) Annualized.


(c) Not annualized.


*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           BEA HIGH YIELD PORTFOLIO
                                     ---------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                         FOR THE           FOR THE           FOR THE       MARCH 31, 1993*
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                     ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.72    $        15.94    $        16.94    $        15.00
                                     ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            1.47              1.42              1.20              0.52
    Net gains (losses) on
     securities (both realized and
     unrealized)...................            0.40             (0.30)            (0.77)             1.42
                                     ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            1.87              1.12              0.43              1.94
                                     ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (1.50)            (1.34)            (1.43)               --
    Distributions from capital
     gains.........................              --                --                --                --
                                     ---------------   ---------------   ---------------   ---------------
    Total distributions............           (1.50)            (1.34)            (1.43)               --
                                     ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        16.09    $        15.72    $        15.94    $        16.94
                                     ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------
Total return.......................          12.42%           7.79%(d)          2.24%(d)      12.93%(c)(d)
Ratio/Supplemental Data
Net assets, end of period..........  $   75,848,558    $  153,620,957    $  143,517,472    $   98,356,591
    Ratio of expenses to average
     net assets....................         0.88%(a)          1.00%(a)          1.00%(a)       1.00%(a)(b)
    Ratio of net investment income
     to average net assets.........           8.92%             9.37%             7.73%           7.56%(b)
    Portfolio turnover rate........            143%               70%              121%             72%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA High Yield Portfolio would have been 1.11%, 1.08% and 1.13% for the years ended August 31, 1996, 1995 and 1994, respectively, and 1.17% annualized for the period ended August 31, 1993.


(b) Annualized.

(c) Not annualized.

(d) Redemption fees not reflected in total return.

*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              BEA MUNICIPAL BOND FUND PORTFOLIO
                                     ---------------------------------------------------
                                                                         FOR THE PERIOD
                                         FOR THE           FOR THE       JUNE 20, 1994*
                                       YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.46    $        15.06    $        15.00
                                     ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.73              0.71              0.09
    Net gains(losses) on securities
     (both realized and
     unrealized)...................           (0.37)             0.50             (0.03)
                                     ---------------   ---------------   ---------------
    Total from investment
     operations....................            0.36              1.21              0.06
                                     ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.74)            (0.76)               --
    Distributions from capital
     gains.........................           (0.43)            (0.05)               --
                                     ---------------   ---------------   ---------------
    Total distributions............           (1.17)            (0.81)               --
                                     ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        14.65    $        15.46    $        15.06
                                     ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------
Total return.......................           2.27%             8.42%           0.40%(c)
Ratio/Supplemental Data
    Net assets, end of period......  $   19,581,254    $   48,977,837    $   42,309,936
    Ratio of expenses to average
     net assets....................         1.00%(a)          1.00%(a)       1.00%(a)(b)
    Ratio of net investment income
     to average net assets.........           4.62%             4.76%           3.27%(b)
    Portfolio turnover rate........             34%               25%              9%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA Municipal Bond Fund Portfolio would have been 1.42% and 1.19% for the years ended August 31, 1996 and 1995, respectively, and 1.34% annualized for the period ended August 31, 1994.


(b) Annualized.

(c) Not annualized.

*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         Notes to Financial Statements
                                August 31, 1996

NOTE 1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988, and currently has seventeen investment Portfolios, seven of which are included in these financial statements.

    The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations. The BEA Family represents interests in seven portfolios which are covered by this report.

            A) SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

            B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in the Portfolio's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

            C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses, principally transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

            D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and net realized capital gains will be declared and paid at least annually. The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts.

            E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio qualify for and elect the tax treatment applicable to regulated investment companies under the
    Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

            F) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.


            G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    Some countries in which the portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.


    The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.



    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.



    In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and a Portfolio's net asset value.


NOTE 2.TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
    Pursuant to Investment Advisory Agreements, BEA Associates ("BEA"), a U.S. investment advisory firm, serves as investment advisor for each of the seven portfolios described herein.

    For its advisory services, BEA is entitled to receive the following fees, computed daily and payable monthly on a portfolio's average daily net assets:

              PORTFOLIO                              ANNUAL RATE
--------------------------------------  --------------------------------------
BEA International Equity Portfolio      0.80% of average daily net assets
BEA Emerging Markets Equity Portfolio   1.00% of average daily net assets
BEA U.S. Core Equity Portfolio          0.75% of average daily net assets
BEA U.S. Core Fixed Income Portfolio    0.375% of average daily net assets
BEA Global Fixed Income Portfolio       0.50% of average daily net assets
BEA High Yield Portfolio                0.70% of average daily net assets
BEA Municipal Bond Fund Portfolio       0.70% of average daily net assets

    BEA may, at its discretion, voluntarily waive all or any portion of its advisory fee for either of the portfolios. For the year ended August 31, 1996, advisory fees and waivers for each of the seven investment portfolios were as follows:

                                         GROSS                            NET
                                      ADVISORY FEE       WAIVER       ADVISORY FEE
                                     --------------  --------------  --------------
BEA International Equity Portfolio    $   5,993,072    $         --   $   5,993,072
BEA Emerging Markets Equity
Portfolio                                 1,289,739              --       1,289,739
BEA U.S. Core Equity Portfolio              328,320         (93,430)        234,890
BEA U.S. Core Fixed Income
Portfolio                                   450,786        (134,639)        316,147
BEA Global Fixed Income Portfolio           157,059         (53,915)        103,144
BEA High Yield Portfolio                    643,353        (100,763)        542,590
BEA Municipal Bond Fund Portfolio           161,784         (68,790)         92,994

    PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each portfolio's transfer and dividend disbursing agent. In addition, PFPC serves as administrator for each of the seven portfolios. PFPC's administration fee is computed daily and payable monthly at an annual rate of
 .125% of each Portfolio's average daily net assets.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 2.TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
    PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the portfolios. For the year ended August 31, 1996, administration fees for each of the seven investment portfolios were as follows:

                                         GROSS                            NET
                                     ADMINISTRATION                  ADMINISTRATION
                                          FEE            WAIVER           FEE
                                     --------------  --------------  --------------
BEA International Equity Portfolio     $    936,418         $(5,204)   $    931,214
BEA Emerging Markets Equity
Portfolio                                   161,218          (8,509)        152,709
BEA U.S. Core Equity Portfolio               54,720              --          54,720
BEA U.S. Core Fixed Income
Portfolio                                   150,262         (48,084)        102,178
BEA Global Fixed Income Portfolio            39,265          (7,853)         31,412
BEA High Yield Portfolio                    114,885         (12,483)        102,402
BEA Municipal Bond Fund Portfolio            28,890              --          28,890

    Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Counsellors Securities Inc., serves as administrative services agent. An administrative service fee is computed daily and payable monthly at an annual rate of .15% of each portfolio's average daily net assets.

NOTE 3.PURCHASES AND SALES OF SECURITIES
    For the year ended August 31, 1996, purchases and sales of investment securities (other than short-term investments) were as follows:


                                                   INVESTMENT SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                               -----------------------------   ---------------------------
                                                 PURCHASES         SALES        PURCHASES        SALES
                                               -------------   -------------   ------------   ------------
BEA International Equity Portfolio              $620,162,213    $730,006,726     $       --     $       --
BEA Emerging Markets Equity Portfolio             96,948,942     111,827,920             --             --
BEA U.S. Core Equity Portfolio                    72,478,392      52,344,258             --             --
BEA U.S. Core Fixed Income Portfolio             162,070,786     121,353,161    113,926,558    105,129,232
BEA Global Fixed Income Portfolio                 20,983,511       9,433,901     16,996,868     14,091,064
BEA High Yield Portfolio                         115,438,832     181,333,821      8,941,087     21,682,861
BEA Municipal Bond Fund Portfolio                  6,047,590      36,230,309       1,525,89      1,090,739


    For the year ended August 31, 1996, purchases include $6,926,876, $753,018, $13,122,108, and $992,174 of investment securities received from shareholders in exchange for 413,792 shares, 40,650 shares, 833,800 shares, and 68,007 shares sold by the BEA Emerging Markets Equity Portfolio, BEA U.S. Core Equity Portfolio, BEA U.S. Core Fixed Income Portfolio and BEA Municipal Bond Fund Portfolio, respectively. For the year ended August 31, 1996, sales include $93,483,064, and $22,092,445 of investment securities delivered to shareholders in exchange for 4,928,316 shares, and 1,470,868 shares redeemed by the BEA International Equity Portfolio and BEA U.S. Core Fixed Income Portfolio, respectively. This resulted in a gain of $8,745,063 for the BEA International Equity Portfolio and a loss of $371,989 for the BEA U.S. Core Fixed Income Portfolio.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 4.CAPITAL SHARES

    Transactions in capital shares for each period were as follows:

                                  BEA INTERNATIONAL EQUITY                             BEA EMERGING MARKETS EQUITY
                                          PORTFOLIO                                             PORTFOLIO
                    -----------------------------------------------------  ----------------------------------------------------
                        FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                         AUGUST 31, 1996             AUGUST 31, 1995            AUGUST 31, 1996            AUGUST 31, 1995
                    --------------------------  -------------------------  -------------------------  -------------------------
                      SHARES         VALUE        SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
Shares sold           8,492,355  $ 158,914,042    7,555,790  $141,210,504    1,930,842  $ 33,432,364    2,740,756  $ 45,977,774
Shares issued in
  reinvestment of
  dividends             137,894      2,523,456    1,783,551    31,977,179       19,043       323,156      290,750     5,614,374
Shares
  repurchased, net
  of redemption
  fees              (15,886,499)  (300,107,186)  (3,955,727)  (69,857,127)  (2,909,721)  (50,936,507)  (1,493,908)  (25,817,939)
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
Net increase
  (decrease)         (7,256,250) $(138,669,688)   5,383,614  $103,330,556     (959,836) $(17,180,987)   1,537,598  $ 25,774,209
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
BEA Shares
  Authorized        500,000,000                 500,000,000                500,000,000                500,000,000
                    -----------                 -----------                -----------                -----------
                    -----------                 -----------                -----------                -----------

                                   BEA U.S. CORE EQUITY                             BEA U.S. CORE FIXED INCOME
                                        PORTFOLIO                                            PORTFOLIO
                    --------------------------------------------------  ---------------------------------------------------
                       FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED         FOR THE YEAR ENDED
                        AUGUST 31, 1996           AUGUST 31, 1995            AUGUST 31, 1996           AUGUST 31, 1995
                    ------------------------  ------------------------  -------------------------  ------------------------
                      SHARES        VALUE       SHARES        VALUE       SHARES        VALUE        SHARES        VALUE
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
Shares sold           1,435,791  $27,128,776    1,883,469  $28,923,460    4,441,435  $ 68,996,273    4,372,374  $64,282,193
Shares issued in
  reinvestment of
  dividends             188,415    3,346,258        7,112      102,838      576,935     8,756,243      229,407    3,338,279
Shares
  repurchased, net
  of redemption
  fees                 (298,285)  (5,671,311)    (118,327)  (1,982,759)  (3,583,115)  (54,416,107)    (195,402)  (2,949,275)
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
Net increase          1,325,921  $24,803,723    1,772,254  $27,043,539    1,435,255  $ 23,336,409    4,406,379  $64,671,197
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
BEA Shares
  Authorized        500,000,000               500,000,000               500,000,000                500,000,000
                    -----------               -----------               -----------                -----------
                    -----------               -----------               -----------                -----------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 4.CAPITAL SHARES (CONTINUED)

                                 BEA GLOBAL FIXED INCOME                                   BEA HIGH YIELD
                                        PORTFOLIO                                             PORTFOLIO
                    --------------------------------------------------  -----------------------------------------------------
                       FOR THE YEAR ENDED        FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                        AUGUST 31, 1996           AUGUST 31, 1995            AUGUST 31, 1996             AUGUST 31, 1995
                    ------------------------  ------------------------  --------------------------  -------------------------
                      SHARES        VALUE       SHARES        VALUE       SHARES         VALUE         SHARES        VALUE
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
Shares sold           1,105,942  $17,551,485      766,650  $11,427,093    3,372,093  $  54,558,056       580,982  $ 8,824,836
Shares issued in
  reinvestment of
  dividends             162,519    2,519,968       61,519      924,756      629,920      9,902,559       825,245   12,285,993
Shares
  repurchased, net
  of redemption
  fees                  (81,878)  (1,280,614)     --           --        (9,062,440)  (142,330,474)     (632,837)  (9,662,770)
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
Net increase
  (decrease)          1,186,583  $18,790,839      828,169  $12,351,849   (5,060,427) $ (77,869,859)      773,390  $11,448,059
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
BEA Shares
  Authorized        500,000,000               500,000,000               500,000,000                  500,000,000
                    -----------               -----------               -----------                 ------------
                    -----------               -----------               -----------                 ------------

                                                                 BEA MUNICIPAL BOND
                                                                      PORTFOLIO
                                               -------------------------------------------------------
                                                   FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                    AUGUST 31, 1996              AUGUST 31, 1995
                                               --------------------------   --------------------------
                                                 SHARES         VALUE         SHARES         VALUE
                                               -----------   ------------   -----------   ------------
Shares sold                                        315,445   $  4,700,422       935,296   $ 13,666,897
Shares issued in reinvestment of dividends         109,160      1,656,622       123,547      1,831,054
Shares repurchased, net of redemption fees      (2,256,456)   (34,437,592)     (699,839)   (10,363,925)
                                               -----------   ------------   -----------   ------------
Net increase (decrease)                         (1,831,851)  $(28,080,548)      359,004   $  5,134,026
                                               -----------   ------------   -----------   ------------
                                               -----------   ------------   -----------   ------------
BEA Shares Authorized                          500,000,000                  500,000,000
                                               -----------                  -----------
                                               -----------                  -----------

NOTE 5.RESTRICTED SECURITIES
    Certain of the BEA International Equity Portfolio's investments are restricted as to resale and are valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value available. The table below shows the number of shares held, the acquisition date, value as of August 31, 1996, percentage of net assets which the securities comprise, aggregate cost and unit value of the securities.

                              NUMBER OF     ACQUISITION   08/31/96 FAIR  PERCENTAGE OF                   VALUE PER
                               SHARES          DATE           VALUE       NET ASSETS    SECURITY COST      UNIT
                            -------------  -------------  -------------  -------------  -------------  -------------
Sodigas Pampeana                558,962        1/14/93     $   844,809        0.1%       $   566,038     $   1.511
Sodigas del Sur                 403,923        1/14/93         745,416        0.1%           384,038         1.845
Geotek Communications,
Inc.                                600        5/26/95       6,476,842        0.8%         6,000,000        10,795
                                                          -------------                 -------------
                                                           $ 8,067,067                   $ 6,950,076
                                                          -------------                 -------------
                                                          -------------                 -------------

NOTE 6.CAPITAL LOSS CARRYOVER

    At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $26,922,032 in the BEA International Equity Portfolio which expires in 2003, $22,315,875 in the Emerging Markets Equity Portfolio which expires in 2004 and $13,514,163 in the BEA High Yield Portfolio of which $8,528,142 expires in 2001 and $4,986,021 expires in 2003. In addition, deferred post-October 31, 1995 losses were available to offset future net capital gains through August 31, 1996 as follows: $2,694,725 in the BEA High Yield Portfolio.


NOTE 7.FORWARD FOREIGN CURRENCY CONTRACTS
    The Funds will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

    Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's Portfolio Securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended August 31, 1996, the BEA International Equity Portfolio, the BEA U.S. Core Fixed Income Portfolio and the BEA Global Fixed Income Portfolio entered into forward foreign currency contracts.

    The BEA U.S. Core Fixed Income Portfolio's open Forward Foreign Currency Contract at August 31, 1996 was as follows:

                                                                      UNREALIZED
                                   FOREIGN                              FOREIGN
  FORWARD CURRENCY     EXPIRATION  CURRENCY   CONTRACT   CONTRACT      EXCHANGE
      CONTRACT           DATE     TO BE SOLD   AMOUNT      VALUE      GAIN/(LOSS)
---------------------  ---------  ----------  ---------  ---------  ---------------
Canadian Dollars        09/17/96    932,000   $ 678,852  $ 681,586     $  (2,734)
German Deutschemarks    09/17/96    350,000     229,358    236,823        (7,465)
                                              ---------  ---------  ---------------
                                              $ 908,210  $ 918,409     $ (10,199)
                                              ---------  ---------  ---------------
                                              ---------  ---------  ---------------


                                   FOREIGN                            UNREALIZED
                                   CURRENCY                             FOREIGN
  FORWARD CURRENCY     EXPIRATION   TO BE     CONTRACT   CONTRACT      EXCHANGE
      CONTRACT           DATE     PURCHASED    AMOUNT      VALUE      GAIN/(LOSS)
---------------------  ---------  ----------  ---------  ---------  ---------------
German Deutschemarks    09/17/96    350,000   $ 237,649  $ 236,823     $    (826)
                                              ---------  ---------  ---------------
                                              ---------  ---------  ---------------


    The BEA Global Fixed Income Portfolio's open Forward Foreign Currency Contracts at August 31, 1996 were as follows:

                                                                                UNREALIZED
                                     FOREIGN                                      FOREIGN
  FORWARD CURRENCY     EXPIRATION    CURRENCY       CONTRACT      CONTRACT       EXCHANGE
      CONTRACT           DATE       TO BE SOLD       AMOUNT        VALUE         GAIN/LOSS
---------------------  ---------  --------------  ------------  ------------  ---------------
Australian Dollars      09/17/96        355,000   $    280,450  $    280,495    $       (45)
Australian Dolars       09/17/96      1,005,000        793,649       794,077           (428)
Canadian Dollars        09/17/96        740,000        543,970       541,173          2,797
German Deutschemarks    09/17/96         94,000         61,599        63,604         (2,005)
German Deutschemarks    09/17/96      1,900,000      1,250,000     1,285,608        (35,608)
German Deutschemarks    09/17/96      4,424,000      2,897,753     2,993,437        (95,684)
Italian Lira            09/17/96  1,562,000,000      1,009,110     1,032,495        (23,385)
Italian Lira            09/17/96  1,880,000,000      1,214,550     1,189,815         24,735
Japanese Yen            09/17/96    163,620,000      1,500,000     1,509,660         (9,660)
Netherlands Guilder     09/17/96        611,500        358,577       369,081        (10,504)
Netherlands Guilder     09/17/96      6,204,000      3,634,446     3,744,523       (110,077)
Swedish Krona           09/17/96        368,000         54,498        55,572         (1,074)
                                                  ------------  ------------  ---------------
                                                  $ 13,598,602  $ 13,859,540    $  (260,938)
                                                  ------------  ------------  ---------------
                                                  ------------  ------------  ---------------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 1996

NOTE 7.FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED)

                                     FOREIGN                                  UNREALIZED
                                     CURRENCY                                   FOREIGN
  FORWARD CURRENCY     EXPIRATION     TO BE        CONTRACT     CONTRACT       EXCHANGE
      CONTRACT           DATE       PURCHASED       AMOUNT        VALUE        GAIN/LOSS
---------------------  ---------  --------------  -----------  -----------  ---------------
French Francs           09/17/96        273,000   $    52,665  $    53,963     $   1,298
French Francs           09/17/96      4,250,000       820,622      840,080        19,458
French Francs           09/17/96      5,987,000     1,155,792    1,183,427        27,635
German Deutschemarks    09/17/96         94,000        62,499       63,604         1,105
German Deutschemarks    09/17/96      1,800,000     1,196,188    1,217,944        21,756
Great Britain Pounds    09/17/96        220,000       336,600      343,449         6,849
Italian Lira            09/17/96  1,880,000,000     1,203,046    1,189,815       (13,231)
Japanese Yen            09/17/96    175,000,000     1,638,960    1,614,659       (24,301)
Netherlands Guilder     09/17/96        611,500       362,983      369,081         6,098
Netherlands Guilder     09/17/96      1,950,000     1,150,266    1,176,953        26,687
Spanish Pesetas         09/17/96     52,200,000       401,322      416,860        15,538
                                                  -----------  -----------  ---------------
                                                  $ 8,380,943  $ 8,469,835     $  88,892
                                                  -----------  -----------  ---------------
                                                  -----------  -----------  ---------------

                       REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC:



    We have audited the accompanying statements of net assets of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Portfolios of The RBB Fund Inc., as of August 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Portfolios of The RBB Fund Inc., as of August 31, 1996 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 11, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            BEA INSTITUTIONAL FUNDS



                              INTERNATIONAL EQUITY
                            EMERGING MARKETS EQUITY
                                U.S. CORE EQUITY
                                    BALANCED
                             U.S. CORE FIXED INCOME
                              GLOBAL FIXED INCOME
                                   HIGH YIELD
                                 MUNICIPAL BOND
                                 SHORT DURATION


                             ---------------------

                                   PROSPECTUS

                             ---------------------


                                NOVEMBER 1, 1996


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                                                                                                PAGE
                                                                                                                -----
Fee Table..................................................................................................           2
Financial Highlights.......................................................................................           4
The Company................................................................................................          10
Investment Objectives and Policies.........................................................................          10
Investment Limitations.....................................................................................          19
Risk Factors...............................................................................................          20
Management.................................................................................................          21
Expenses...................................................................................................          25
How to Purchase Shares.....................................................................................          26
How to Redeem Shares.......................................................................................          26
Net Asset Value............................................................................................          27
Dividends and Distributions................................................................................          27
Taxes......................................................................................................          27
Multi-Class Structure......................................................................................          29
Description of Shares......................................................................................          29
Other Information..........................................................................................          30

--------------------------------------------------------------------------------

    BEA Institutional Funds consists of nine classes of common stock of The RBB Fund, Inc. ("the Company"), an open-end management investment company. Shares (collectively, the "Institutional Shares" or "Shares") of such classes (the "Institutional Classes" or "Classes") are offered by this Prospectus and represent interests in one of nine of the investment portfolios of the Company described in this Prospectus (collectively, the "Funds"). The investment objective of each Fund described in this Prospectus is as follows:



       BEA  INTERNATIONAL EQUITY FUND  --   to provide long-term appreciation of
    capital. The Fund will invest primarily in equity securities of non-U.S. issuers.



       BEA  EMERGING MARKETS EQUITY FUND   --  to provide long-term appreciation
    of capital. The Fund will invest primarily in equity securities in emerging country markets.



       BEA  U.S. CORE  EQUITY FUND   --   to  provide long  term appreciation of
    capital. The Fund will invest primarily in U.S. equity securities.



       BEA BALANCED  FUND    --    to  maximize  total  return  consistent  with
    preservation of capital through both income and capital appreciation.



       BEA U.S. CORE FIXED INCOME FUND -- to provide high total return. The Fund will invest primarily in domestic fixed-income securities consistent with comparable broad market fixed income indices, such as the Lehman Brothers Aggregate Bond Index.



       BEA HIGH YIELD FUND -- to provide a high total return. The Fund will invest primarily in high yield fixed income securities (also known as "junk bonds") issued by corporations, governments and agencies, both domestic and foreign. The Fund will invest without regard to maturity or credit quality limitations. This Fund was formerly known as the BEA Strategic Fixed Income Fund.



       BEA GLOBAL FIXED INCOME FUND -- to provide high total return. The Fund will invest primarily in both foreign and domestic fixed income securities.



       BEA MUNICIPAL BOND FUND -- to provide high total return. The Fund will invest primarily in municipal bonds issued by state and local authorities.



       BEA SHORT DURATION FUND -- to provide investors with as high a level of current income as is consistent with the preservation of capital.



    There can be, of course, no assurance that a Fund's investment objective will be achieved. Investments in the Funds involve certain risks. See "Risk Factors."



    BEA HIGH YIELD FUND MAY INVEST ITS ASSETS WITHOUT LIMITATION IN SECURITIES WHICH MAY INCLUDE BELOW INVESTMENT-GRADE QUALITY SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF LOSS OF PRINCIPAL AND INTEREST, THAN THOSE INVOLVED WITH INVESTMENT GRADE SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "RISK FACTORS."



    BEA Associates ("BEA" or the "Adviser"), a U.S. investment advisory firm, will act as the investment adviser to each Fund. BEA emphasizes a global investment strategy and, as of September 30, 1996, acted as adviser for approximately $29 billion of assets.



    Generally, the minimum initial investment in a Fund is $3,000,000 and the minimum subsequent investment is $100,000.



    This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated November 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund's transfer Agent by calling (800) 401-2230.



    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                      NOVEMBER 1, 1996

--------------------------------------------------------------------------------
                                   FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES



ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(1)(3)



                                                                      BEA                                      BEA
                                                         BEA        EMERGING                                U.S. CORE
                                                    INTERNATIONAL   MARKETS     BEA U.S.         BEA          FIXED
                                                       EQUITY        EQUITY    CORE EQUITY     BALANCED      INCOME
                                                        FUND          FUND        FUND           FUND         FUND
                                                    -------------   --------   -----------   ------------   ---------
Management fees
 (after waivers)(2)...............................       .80%         1.00%        .54%           .50%         .26%
Other Expenses
 (after reimbursements)...........................       .39%          .49%        .46%           .40%         .24%
                                                         ---           ---         ---            ---          ---
Total Fund
 Operating Expenses (after waivers and
 reimbursements)..................................      1.19%         1.49%       1.00%           .90%         .50%
                                                         ---           ---         ---            ---          ---
                                                         ---           ---         ---            ---          ---



                                                         BEA          BEA                       BEA
                                                    GLOBAL FIXED      HIGH         BEA         SHORT
                                                       INCOME        YIELD      MUNICIPAL    DURATION
                                                        FUND          FUND      BOND FUND      FUND
                                                    -------------   --------   -----------   ---------
Management fees
 (after waivers)(2)...............................       .33%            .45%      .40%         .15%
Other Expenses
 (after reimbursements)...........................       .42%            .25%      .60%         .40%
                                                         ---             ---       ---          ---
Total Fund
 Operating Expenses (after waivers and
 reimbursements)..................................       .75%            .70%     1.00%         .55%
                                                         ---             ---       ---          ---
                                                         ---             ---       ---          ---

------------------------
(1) The operating expenses for the Funds are based on actual expenses for the year ended August 31, 1996.

(2) Management fees are each based on average daily net assets and are calculated daily and paid monthly.

(3) Before expense waivers and reimbursements, Management Fees would be .80%, 1.00%, .75%, .60%, .375%, .50%, .70%, .70% and .15% for the BEA
     International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield, BEA Municipal Bond and BEA Short Duration Funds, respectively. Other expenses would be .42%, .62%, .59%, .54%, .405%, .57%, .41%, .72%, .45% for
     the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield, BEA Municipal Bond and BEA Short Duration Funds,
     respectively and Total Fund Operating Expenses would be 1.22%, 1.62%, 1.34%, 1.14%, .78%, 1.07%, 1.11%, 1.42% and .60% for the BEA International
     Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield, BEA Municipal Bond and BEA Short Duration Funds, respectively.

--------------------------------------------------------------------------------
EXAMPLE


    An investor would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) a 5% annual return, and (2) redemption at the end of each time period.



                                                                         ONE     THREE     FIVE       TEN
                                                                         YEAR    YEARS     YEARS     YEARS
                                                                        ------   ------   -------   -------
BEA International Equity Fund.........................................  $12      $38      $ 65      $144
BEA Emerging Markets Equity Fund......................................  $15      $47      $ 81      $178
BEA U.S. Core Equity Fund.............................................  $10      $32      $ 55      $122
BEA Balanced Fund.....................................................  $ 9      $29         *         *
BEA U.S. Core Fixed Income Fund.......................................  $ 5      $16      $ 28      $ 63
BEA Global Fixed Income Fund..........................................  $ 8      $24      $ 42      $ 93
BEA High Yield Fund...................................................  $ 9      $28      $ 49      $108
BEA Municipal Bond Fund...............................................  $10      $32      $ 55      $122
BEA Short Duration Fund...............................................  $ 6      $18         *         *

------------------------------
*    --



    The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS


THAN THOSE SHOWN.


    The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in each of the Funds will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" below.) The expense figures are based upon fees and costs of the Funds as of August 31, 1996, except for BEA High Yield Fund which has been restated to reflect anticipated fees for the current fiscal year. Actual expenses may be greater or less than such costs and fees. The Fee Table reflects waiver of Management and Administration Fees equal to .04%, .13%, .34%, .24%,
 .28%, .32%, .22%, .42% and .05% for the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield, BEA Municipal Bond Fund and BEA Short Duration Funds respectively. However, there can be no assurance that any future waivers of Management and Administration Fees (if any) will not vary from the figures reflected in the Fee Table. To the extent any service providers assume additional expenses of any Fund, such assumption of additional expenses will have the effect of lowering a Fund's overall expense ratio and increasing its return to investors.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS


    The tables below set forth certain information concerning the investment results of the BEA Institutional Classes representing interests in the BEA International Equity, BEA Emerging Markets Equity, BEA High Yield, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA Municipal Bond Funds for each of the periods indicated. The financial data included in this table for each of the periods ended August 31, 1996, August 31, 1995, August 31, 1994 and August 31, 1993 are a part of the Company's Financial Statements for each of the above Funds which have been audited by Coopers & Lybrand L.L.P., the Company's independent accountants, whose report thereon appears in the Statement of Additional Information along with the financial statements. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information. Financial highlights are not available for the BEA Institutional classes representing interests in the BEA Balanced Fund and BEA Short Duration Fund because, as of the date of this Prospectus such Funds had no operating history.



                           BEA INSTITUTIONAL FUNDS OF
                               THE RBB FUND, INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             BEA INTERNATIONAL EQUITY FUND
                                     -----------------------------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                          FOR THE             FOR THE             FOR THE        OCTOBER 1, 1992*
                                        YEAR ENDED          YEAR ENDED          YEAR ENDED              TO
                                      AUGUST 31, 1996     AUGUST 31, 1995     AUGUST 31, 1994     AUGUST 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Net asset value, beginning of
 period............................  $        18.24      $        20.73      $        18.73      $        15.00
                                     -----------------   -----------------   -----------------   -----------------
  Income from investment operations
    Net investment income (loss)...            0.19                0.06                0.05                0.04
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            1.05               (1.75)               2.60                3.69
                                     -----------------   -----------------   -----------------   -----------------
    Total from investment
     operations....................            1.24               (1.69)               2.65                3.73
                                     -----------------   -----------------   -----------------   -----------------
  Less Distributions
    Dividends from net investment
     income........................           (0.07)               0.00               (0.05)                 --
    Distributions from capital
     gains.........................            0.00               (0.80)              (0.60)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Total distributions............           (0.07)              (0.80)              (0.65)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Net asset value, end of
     period........................  $        19.41      $        18.24      $        20.73      $        18.73
                                     -----------------   -----------------   -----------------   -----------------
                                     -----------------   -----------------   -----------------   -----------------
Total return.......................         6.81%(d)          (8.06%)(d)           14.23%(d)        24.87%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period......  $  682,270,801      $  773,254,630      $  767,189,791      $  268,403,524
    Ratio of expenses to average
     net assets....................         1.19%(a)            1.25%(a)            1.25%(a)         1.25%(a)(b)
    Ratio of net investment income
     (loss) to average net
     assets........................           0.84%               0.35%               0.33%             0.41%(b)
    Portfolio turnover rate........             86%                 78%                104%              106%(c)
    Average commission rate(e).....  $        .0007                 N/A                 N/A                 N/A



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA International Equity Fund would have been 1.22%, 1.26%, 1.30% for the years ended August 31, 1996, 1995 and 1994, respectively and 1.46% annualized for the period ended August 31, 1993.



(b) Annualized.



(c) Not Annualized.



(d) Redemption fees not reflected in total return.



(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.



*   Commencement of operations.

--------------------------------------------------------------------------------

                           BEA INSTITUTIONAL FUNDS OF
                               THE RBB FUND, INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                       BEA EMERGING MARKETS EQUITY FUND
                                     ---------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                         FOR THE           FOR THE           FOR THE         FEBRUARY 1,
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED         1993* TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                     ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        17.67    $        24.58    $        18.38    $        15.00
                                     ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income (loss)...            0.10              0.02             (0.03)             0.02
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            0.48             (5.94)             6.64              3.36
                                     ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            0.58             (5.92)             6.61              3.38
                                     ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.05)            (0.07)            (0.09)               --
    Distributions from capital
     gains.........................            0.00             (0.92)            (0.32)               --
                                     ---------------   ---------------   ---------------   ---------------
    Total distributions............           (0.05)            (0.99)            (0.41)               --
                                     ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        18.20    $        17.67    $        24.58    $        18.38
                                     ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------
Total return.......................         3.33%(d)       (24.42%)(d)         35.99%(d)      22.53%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period......  $  114,691,209    $  128,322,563    $  140,675,379    $   21,988,062
    Ratio of expenses to average
     net assets....................         1.49%(a)          1.50%(a)          1.50%(a)       1.50%(a)(b)
    Ratio of net investment income
     (loss) to average net
     assets........................           0.63%             0.02%           (0.02)%           0.28%(b)
    Portfolio turnover rate........             79%               79%               54%             38%(c)
    Average commission rate(e).....  $        .0005               N/A               N/A               N/A



(a) Without the voluntary waiver of advisory fees and administration fees and without the reimbursement of operating expenses the ratios of expenses to average net assets for the BEA Emerging Markets Equity Fund would have been 1.62%, 1.61%, 2.01% for the years ended August 31, 1996, 1995, and 1994, respectively and 3.23% annualized for the period ended August 31, 1993.



(b) Annualized.



(c) Not Annualized.



(d) Redemption fees not reflected in total return.



(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.



*   Commencement of operations.

--------------------------------------------------------------------------------

                           BEA INSTITUTIONAL FUNDS OF
                               THE RBB FUND, INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                         BEA U.S. CORE EQUITY FUND
                                     ---------------------------------             BEA U.S. CORE FIXED INCOME FUND
                                                                         ---------------------------------------------------
                                                       FOR THE PERIOD                                        FOR THE PERIOD
                                         FOR THE        SEPTEMBER 1,         FOR THE           FOR THE       APRIL 1, 1994*
                                       YEAR ENDED         1994* TO         YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        17.86    $        15.00    $        15.42    $        14.77    $        15.00
                                     ---------------   ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.20              0.22              0.95              0.88              0.42
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            2.81              2.72             (0.16)             0.61             (0.40)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            3.01              2.94              0.79              1.49              0.02
                                     ---------------   ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.21)            (0.08)            (0.93)            (0.84)            (0.25)
    Distributions from capital
     gains.........................           (1.61)               --             (0.22)               --                --
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Total distributions............           (1.82)            (0.08)            (1.15)            (0.84)            (0.25)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        19.05    $        17.86    $        15.06    $        15.42    $        14.77
                                     ---------------   ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Total return.......................          17.59%            19.75%             5.23%            10.60%           0.17%(c)
Ratio/Supplemental Data
    Net assets, end of period......  $   59,015,434    $   31,643,776    $  118,596,275    $   99,249,839    $   30,015,818
    Ratio of expenses to average
     net assets....................         1.00%(a)          1.00%(a)          0.50%(a)          0.50%(a)       0.50%(a)(b)
    Ratio of net investment income
     (loss) to average net
     assets........................           1.25%             1.59%             6.43%             6.47%           6.04%(b)
    Portfolio turnover rate........            127%              123%              201%              304%            186%(c)
    Average commission rate(d).....  $        .0614               N/A               N/A               N/A               N/A



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Equity Fund would have been 1.34%, for the year ended August 31, 1996 and 1.51% for the period ended August 31, 1995. Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Fixed Income Fund would have been .78%, .84% for the years ended August 31, 1996 and 1995 respectively and .99% annualized for the period ended August 31, 1994.



(b) Annualized.



(c) Not annualized.



(d) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.



*   Commencement of operations.

--------------------------------------------------------------------------------

                           BEA INSTITUTIONAL FUNDS OF
                               THE RBB FUND, INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                BEA GLOBAL FIXED INCOME FUND
                                     ---------------------------------------------------
                                                                         FOR THE PERIOD
                                         FOR THE           FOR THE       JUNE 28, 1994*
                                       YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.67    $        15.00    $        15.00
                                     ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.87              1.06              0.15
    Net gains (losses) on
     securities (both realized and
     unrealized)...................            0.58              0.49             (0.15)
                                     ---------------   ---------------   ---------------
    Total from investment
     operations....................            1.45              1.55                --
                                     ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (1.22)            (0.88)               --
    Distributions from capital
     gains.........................           (0.15)               --                --
                                     ---------------   ---------------   ---------------
    Total distributions............           (1.37)            (0.88)               --
                                     ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        15.75    $        15.67    $        15.00
                                     ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------
Total return.......................           9.65%            10.72%           0.00%(c)
Ratio/Supplemental Data
Net assets, end of period..........  $   38,347,500    $   19,564,827    $    6,300,360
    Ratio of expenses to average
     net assets....................         0.75%(a)          0.75%(a)       0.75%(a)(b)
    Ratio of net investment income
     (loss) to average net assets..           7.37%             7.26%           5.64%(b)
    Portfolio turnover rate........             87%               91%              0%(c)



(a) Without the voluntary waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Global Fixed Income Fund would have been 1.07%, 1.29% for the years ended August 31, 1996 and 1995 respectively and 1.92% annualized, for the period ended August 31, 1994.



(b) Annualized.



(c) Not annualized.



*   Commencement of operations.

--------------------------------------------------------------------------------

                           BEA INSTITUTIONAL FUNDS OF
                               THE RBB FUND, INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                              BEA HIGH YIELD FUND
                                     ---------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                         FOR THE           FOR THE           FOR THE       MARCH 31, 1993*
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                     ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.72    $        15.94    $        16.94    $        15.00
                                     ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            1.47              1.42              1.20              0.52
    Net gains (losses) on
     securities (both realized and
     unrealized)...................            0.40             (0.30)            (0.77)             1.42
                                     ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            1.87              1.12              0.43              1.94
                                     ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (1.50)            (1.34)            (1.43)               --
    Distributions from capital
     gains.........................            0.00              0.00                --                --
                                     ---------------   ---------------   ---------------   ---------------
    Total distributions............           (1.50)            (1.34)            (1.43)               --
                                     ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        16.09    $        15.72    $        15.94    $        16.94
                                     ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------
Total return.......................          12.42%           7.79%(d)          2.24%(d)      12.93%(c)(d)
Ratio/Supplemental Data
Net assets, end of period..........  $   75,848,558    $  153,620,957    $  143,517,472    $   98,356,591
    Ratio of expenses to average
     net assets....................         0.88%(a)          1.00%(a)          1.00%(a)       1.00%(a)(b)
    Ratio of net investment income
     (loss) to average net
     assets........................           8.92%             9.37%             7.73%           7.56%(b)
    Portfolio turnover rate........            143%               70%              121%             72%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA High Yield Fund would have been 1.11%, 1.08%, 1.13% for the years ended August 31, 1996, 1995 and 1994, respectively and 1.17% annualized for the period ended August 31, 1993.



(b) Annualized.



(c) Not annualized.



(d) Redemption fees not reflected in total return.



*   Commencement of operations.

--------------------------------------------------------------------------------

                           BEA INSTITUTIONAL FUNDS OF
                               THE RBB FUND, INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   BEA MUNICIPAL BOND FUND
                                     ---------------------------------------------------
                                                                         FOR THE PERIOD
                                         FOR THE           FOR THE       JUNE 20, 1994*
                                       YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.46    $        15.06    $        15.00
                                     ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.73              0.71              0.09
    Net gains (losses) on
     securities (both realized and
     unrealized)...................           (0.37)             0.50             (0.03)
                                     ---------------   ---------------   ---------------
    Total from investment
     operations....................            0.36              1.21              0.06
                                     ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.74)            (0.76)               --
    Distributions from capital
     gains.........................           (0.43)            (0.05)               --
                                     ---------------   ---------------   ---------------
    Total distributions............           (1.17)            (0.81)               --
                                     ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        14.65    $        15.46    $        15.06
                                     ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------
Total return.......................           2.27%             8.42%           0.40%(c)
Ratio/Supplemental Data
    Net assets, end of period......  $   19,581,254    $   48,977,837    $   42,309,936
    Ratio of expenses to average
     net assets....................         1.00%(a)          1.00%(a)       1.00%(a)(b)
    Ratio of net investment income
     (loss) to average net assets..           4.62%             4.76%           3.27%(b)
    Portfolio turnover rate........             34%               25%              9%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA Municipal Bond Fund would have been 1.42%, and 1.19% for the years ended August 31, 1996 and 1995, respectively and 1.34% annualized for the period ended August 31, 1994.



(b) Annualized.



(c) Not annualized.



*   Commencement of operations.

--------------------------------------------------------------------------------


                                  THE COMPANY



    The Company is an open-end management investment company that currently operates or proposes to operate nineteen separate investment portfolios. Each of the nine classes of shares offered by this Prospectus represents interests in one of the nine Funds. Each Fund is non-diversified. The Company was incorporated in Maryland on February 29, 1988.



    The Funds are designed primarily for investors seeking investment of funds held in an institutional, fiduciary, advisory, agency, custodial or other similar capacity, which may include the investment of funds held or managed by broker-dealers, investment counselors, insurance companies, employee benefit plans, colleges, churches, charities, corporations and other institutions. Shares are currently available for purchase by investors who have entered into an investment management agreement with BEA or its affiliates. In addition, Shares may be purchased directly by certain individuals described in "How to Purchase Shares." Institutional investors such as those listed above may purchase Shares for discretionary or non-discretionary accounts maintained by individuals.


                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Fund may not be changed without the affirmative vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). As with other mutual funds, there can be no assurance that any Fund will achieve its investment objective. Because of their different investment emphases, each Fund should be considered as a vehicle for diversification and not as a balanced investment program. The Statement of Additional Information contains a more detailed description of the various investments and investment techniques used by the Funds.



BEA INTERNATIONAL EQUITY FUND



    The BEA International Equity Fund's investment objective is to seek long-term appreciation of capital. The Fund will invest primarily in equity securities of non-U.S. issuers. The Fund defines equity securities of non-U.S. issuers as securities of issuers whose principal activities are outside the United States. The Fund expects that its investments will be concentrated in Argentina, Australia, Austria, Brazil, Canada, Chile, Colombia, Denmark, England, Finland, France, Germany, Greece, Hong Kong, Hungary, Italy, Japan, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand and Venezuela. The Fund may invest in securities of issuers in Emerging Markets, as defined below under "Investment Objectives and Policies -- BEA Emerging Markets Equity Fund," but does not expect to invest more than 40% of its total assets in securities of issuers in Emerging Markets. The Fund will invest in securities of issuers from at least three countries outside the United States.



    Under normal market conditions, the Fund will invest a minimum of 80% of its total assets in equity securities of non-U.S. issuers. Such equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.



    The Fund may invest up to 20% of its total assets in debt securities issued by U.S. or foreign banks, corporations or the following: other business organizations, or by U.S. or foreign governments or governmental entities (including supranational organizations such as the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank"), the Asian Development Bank, the InterAmerican Development Bank and the European Coal and Steel Community), mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls and may lend portfolio securities to broker-dealers or institutional investors. The Fund may choose to take advantage of opportunities for capital appreciation from debt securities, by reason of anticipated changes in such factors as interest rates, currency relationships, or credit standing of individual issuers. The Fund has no limitation on the maturity or the credit quality of the debt securities in which it invests, which may include lower-quality, high

--------------------------------------------------------------------------------
yielding securities, commonly known as "junk bonds." See "Risk Factors -- Lower-Rated Securities."


    The Fund normally will not emphasize dividend or interest income in choosing securities, unless BEA believes the income will contribute to the securities' appreciation potential.



    In accordance with the above-mentioned investment policies, the Fund may also invest in U.S. and foreign government securities, convertible securities, mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls and may lend portfolio securities to broker-dealers or institutional investors. See "Investment Objectives and Policies -- Common Investment Policies" and the Statement of Additional Information.



BEA EMERGING MARKETS EQUITY FUND



    The BEA Emerging Markets Equity Fund's investment objective is to seek long-term appreciation of capital. The Fund will invest primarily in equity securities of issuers in Emerging Markets. As used in this Prospectus, an Emerging Market is any country which is generally considered to be an emerging or developing country by the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations as emerging or developing, at the time of the Fund's investment. The countries that will not be considered Emerging Markets include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Switzerland, the United Kingdom and the United States. Under normal market conditions, the Fund will invest a minimum of 80% of its total assets in equity securities of issuers in Emerging Markets. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country. The Fund will at all times, except during defensive periods, maintain investments in at least three Emerging Markets.



    The Fund normally will not emphasize dividend or interest income in choosing securities, unless BEA believes the income will contribute to the securities' appreciation potential.


    An equity security of an issuer in an Emerging Market is defined as common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies: (i) the principal securities trading market for which is in an Emerging Market; (ii) whose principal trading market is in any country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in Emerging Markets; or (iii) that are organized under the laws of, and with a principal office in, an Emerging Market. Determinations as to eligibility will be made by BEA based on publicly available information and inquiries made to the companies.


    To the extent that the Fund's assets are not invested as described above, the remainder of the assets may be invested in (i) debt securities denominated in the currency of an Emerging Market or issued or guaranteed by an Emerging Market company or the government of an Emerging Market, (ii) equity or debt securities of corporate or governmental issuers located in developed countries, and (iii) short-term and medium-term debt securities of the type described below under "Common Investment Policies -- Temporary Investments." Debt securities in
(i) or (ii) above may include, without limitation, lower-rated debt securities (commonly known as "junk bonds"). See "Risk Factors -- Lower-Rated Securities."



    In accordance with the above-mentioned investment policies, the Fund may also invest in convertible securities, mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls and may lend portfolio securities to broker-dealers or institutional investors, as more fully described in "Investment Objectives and Policies -- Common Investment Policies" and the Statement of Additional Information.



BEA U.S. CORE EQUITY FUND



    The BEA U.S. Core Equity Fund will seek to provide long-term appreciation of capital. The Fund will invest primarily in U.S. equity securities. Under normal market conditions, the BEA


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U.S. Core Equity Fund will invest 65% of the value of its total assets in equity securities. Equity securities include common stocks, preferred stocks, and securities which are convertible into common stock and readily marketable securities, such as rights and warrants, which derive their value from common stock. The BEA U.S. Core Equity Fund may also purchase without limitation dollar-denominated American Depository Receipts ("ADRs") and similar securities. For defensive purposes, the BEA U.S. Core Equity Fund may invest in fixed income securities and in money market instruments.



    The BEA U.S. Core Equity Fund normally will not emphasize dividend or interest income in choosing securities, unless BEA believes the income will contribute to the securities' appreciation potential.



BEA BALANCED FUND



    The BEA Balanced Fund's investment objective is to maximize total return consistent with preservation of capital through both income and capital appreciation.



    The Fund will invest in domestic equity and debt securities and cash equivalent instruments. The proportion of the Fund's assets to be invested in each type of security will vary from time to time in accordance with BEA's assessment of economic conditions and investment opportunities. The asset allocation strategy is based on the premise that, from time to time, certain asset classes are more attractive long-term investments than others. Timely shifts among equity securities, debt securities and cash equivalent instruments, as determined by their relative over-valuation or under-valuation, should produce superior investment returns over the long term. In general, the Fund will not attempt to predict short-term market movements or interest rate changes, focusing instead upon a longer-term outlook. BEA anticipates that under normal market conditions between 35% and 65% of the Fund's total assets will be invested in equity securities, and between 35% and 65% will be invested in debt securities.



    The Fund will be managed by teams of BEA managers, each dedicated to managing a portion of the Fund's assets. The BEA Domestic Equity Management Team will manage the Equity portion of the Fund, which will primarily invest in common stocks, preferred stocks, securities which are convertible into common stocks, and rights and warrants which derive their value from common stocks. The BEA Fixed Income Management Team will manage the Fixed-Income portion of the Fund, which will invest primarily in domestic fixed-income securities consistent with comparable broad market fixed-income indices, such as the Lehman Brothers Aggregate Bond Index. Debt securities include, without limitation, bonds, debentures, notes, equipment leases and trust certificates, mortgage-related securities, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or by states or municipalities. Under normal market conditions, the Fund will seek to maintain an average weighted quality of its debt and convertible securities comparable to the AA rating of S&P. Subject to this condition, the Fund may invest in lower-rated debt securities (commonly known as "junk bonds"). See "Risk Factors -- Lower-Rated Securities." For more information on the Management Teams, see "Management -- Investment Adviser."



    Under normal market conditions, at least 35% of the Fund's total assets will be invested in fixed-income securities and at least 35% will be invested in equity securities. The actual percentage of assets invested in equity and fixed-income securities will vary from time to time in accordance with BEA's analysis of economic conditions and the underlying values of securities.



BEA U.S. CORE FIXED INCOME FUND



    The BEA U.S. Core Fixed Income Fund will seek to provide high total return. The Fund will invest at least 65% of the value of its total assets in domestic fixed income securities consistent with comparable broad market fixed-income indices, such as the Lehman Brothers Aggregate Bond Index. Debt securities may include, without limitation, bonds, debentures, notes, equipment lease and trust certificates, mortgage-related securities, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The BEA U.S. Core Fixed Income Fund may invest up to 35% of the value of its total assets in debt securities of foreign issuers. With respect to 35% of the Fund's

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total assets, the  Fund may also  invest in other  securities including but  not limited to equity and equity-related securities. Under normal market conditions, the Fund will seek to maintain an average weighted quality comparable to the AA rating of Standard & Poor's Corporation ("S&P"). Subject to this condition, however, the Fund may invest in lower-rated debt securities (commonly known as "junk bonds"). See "Risk Factors -- Lower-Rated Securities." The Adviser estimates that the average weighted maturity of the Fund will range between 5 and 15 years.



    Depending upon prevailing market conditions, the BEA U.S. Core Fixed Income Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. An increase in interest rates will generally reduce the value of the fixed income investments in the Fund and a decline in interest rates will generally increase the value of those investments.



BEA GLOBAL FIXED INCOME FUND



    The BEA Global Fixed Income Fund will seek to provide high total return. The Fund will invest 65% of the value of its total assets in fixed income securities issued by foreign and domestic corporations, governments and agencies. Under normal market conditions, the Fund will seek to maintain an average weighted quality comparable to the four highest bond ratings of S&P (i.e., BBB or better, commonly referred to as "investment grade"). The Fund may invest in fixed income securities which may have equity characteristics, such as convertible bonds. The BEA Global Fixed Income Fund will not limit its investments in securities rated below investment grade by recognized rating agencies or in comparable unrated securities (such lower-rated securities are commonly referred to as "junk bonds"). The portion of the Fund's assets invested in various countries will vary from time to time depending on BEA's assessment of market opportunities. There is no limit on investments in any region, country or currency, although the BEA Global Fixed Income Fund will normally invest in at least three different countries.



    In addition to fixed income securities issued by foreign and domestic corporations, the BEA Global Fixed Income Fund may also invest in foreign government securities ("sovereign bonds"), U.S. government securities including government agencies' securities, debt obligations of supranational entities, Brady Bonds, loan participations and assignments, convertible securities, mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls, and the BEA Global Fixed Income Fund may lend portfolio securities to broker-dealers or institutional investors. For defensive purposes the Fund may invest up to 100% of its assets in U.S. government securities, including government agencies' securities and Temporary Investments (as described below). See "Common Investment Policies -- All Funds" and "Common Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these and other investment policies and strategies.



BEA HIGH YIELD FUND



    BEA High Yield Fund seeks to provide high total return. The Fund will invest primarily in high yield fixed income securities (commonly known as "junk bonds") issued by corporations, governments and agencies, both U.S. and foreign. Under normal market conditions, the Fund will invest a minimum of 65% of its total assets in such high yield fixed income securities, with the remainder invested in fixed income securities which may have equity characteristics, such as convertible bonds. The Fund is not limited in the extent to which it can invest in junk bonds (i.e., securities rated below investment grade by recognized rating agencies or in comparable unrated securities). See "Risk Factors -- Lower-Rated Securities." The portion of the Fund's assets invested in various countries will vary from time to time depending on BEA's assessment of market opportunities.



    The value of the securities held by the Fund, and thus the net asset value of the shares of the Fund, generally will vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt or other fixed income security was purchased, such security, if sold, might be sold at a price less

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than its cost. Conversely, if interest rates have declined from the time such  a security was purchased, such security, if sold, might be sold at a price greater than its cost. Also, the value of such securities may be affected by changes in real or perceived creditworthiness of the issuers. Thus, if creditworthiness is enhanced, the price may rise. Conversely, if creditworthiness declines, the price may decline. The Fund is not restricted to any maximum or minimum time to maturity in purchasing portfolio securities, and the average maturity of the Fund's assets will vary based upon BEA's assessment of economic and market conditions.



    In addition to high yield fixed income securities issued by U.S. and foreign corporations, the Fund may also invest in U.S. government securities, foreign government securities ("sovereign bonds"), debt obligations of supranational entities, Brady Bonds, loan participations and assignments, convertible securities, mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls, and the Fund may lend portfolio securities to broker-dealers or institutional investors. See "Common Investment Policies -- All Funds" and "Common Investment Objectives and Policies" in the Statement of Additional
Information for a discussion of these and other investment policies and strategies.



BEA MUNICIPAL BOND FUND



    The BEA Municipal Bond Fund seeks to provide high total return. The Fund will invest at least 65% of the value of its total assets in fixed income securities issued by state and local governments ("Municipal Obligations"), although the BEA Municipal Bond Fund may invest its assets without limitation in securities of below investment-grade quality. The BEA Municipal Bond Fund may invest up to 40% of its assets in municipal obligations the interest on which constitutes an item of tax preference for purposes of the Federal alternative minimum tax ("Alterative Minimum Tax Securities").


    The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

    Purchasable Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered municipal obligations.

    Also included within the general category of Municipal Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property,
disposition   of   the   property   in   the   event   of   foreclosure    might

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prove  difficult. These securities represent a  relatively new type of financing that is not yet as marketable as more conventional securities. Moreover, certain investments in lease obligations may be illiquid and subject to the investment limitations described below.


BEA SHORT DURATION FUND



    The Short Duration Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Adviser will seek to maintain a duration of approximately one year, but may vary the Fund's duration depending upon market conditions. Under normal circumstances, the dollar-weighted average life of the Fund's investment securities will be longer than six months and less than three years. The Fund's duration, under normal circumstances, will not exceed 1.5 years. Since the Fund ordinarily will invest in securities with longer maturities than those found in money market funds, its total return is expected to be higher and fluctuations in its net asset value are expected to be greater. Unlike money market funds, however, the Fund does not seek to maintain a stable net asset value and may not be able to return dollar-for-dollar the money invested. Moreover, there can be no assurance that the Fund's investment objective will be achieved.



    The Short Duration Fund will invest primarily in U.S. Dollar and foreign currency denominated debt securities and securities with debt-like characteristics (e.g., bearing interest or having a stated principal), such as bonds, debentures, notes, mortgage-related securities (including stripped mortgage-backed securities), asset-backed securities, municipal obligations and convertible debt obligations of domestic and foreign issuers throughout the world, including supranational entities. These securities also include money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds, participation interests and other short-term debt instruments, and repurchase agreements. The Fund also may purchase shares of other investment companies that invest in these securities to the extent permitted under the 1940 Act. The Adviser will endeavor to hedge foreign currency denominated debt using various investment techniques in an effort to minimize fluctuations in the Fund's net asset value resulting from fluctuations in currency exchange rates relative to the U.S. dollar.



    The maturity of any single instrument held by the Fund is not limited. The duration of the Fund, however, under normal circumstances, will not exceed 1.5 years. The Adviser will seek to maintain a duration of approximately one year, but may vary the Fund's duration depending upon market conditions. As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration. Since the Fund ordinarily will invest in securities with longer maturities than those found in money market funds, its total return is expected to be higher and fluctuations in its net asset value are expected to be greater.



    The average dollar-weighted credit rating of the securities held by the Fund will be at least the equivalent of A- by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc.

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("Fitch") or Duff  & Phelps, Inc.  ("Duff"). To attempt  to further limit  risk, each security in which the Fund invests must be rated at least Baa by Moody's or BBB by S&P, Fitch or Duff or, if unrated, deemed to be of comparable quality by the Adviser. Debt securities in the lowest investment grade debt category (e.g., bonds rated BBB by S&P or Baa by Moody's) may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the securities purchased and their credit rating without reference to rating subcategories. Subject to the average dollar-weighted portfolio credit rating condition, the Fund may retain a debt security which was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade. In addition, the Fund may invest up to 5% of net assets in lower-rated debt securities. Such lower-rated debt securities are commonly referred to as "junk bonds." See "Risk Factors -- Lower-Rated Securities."



    The Short Duration Fund may engage in currency exchange transactions to attempt to protect against uncertainty in the level of future exchange rates. In addition, the Fund may utilize various other investment techniques and practices, such as options and futures transactions, buying and selling interest rate and currency swaps, caps, floors and collars, and short sales to further hedge against the overall risk to the Fund. The Fund also may engage in leveraging, lending portfolio securities, purchasing securities on a when-issued or forward commitment basis and purchasing illiquid securities.



    For a more detailed description of the investment policies of each Fund, see "Common Investment Policies -- All Funds" below and "Common Investment Policies" in the Statement of Additional Information.



COMMON INVESTMENT POLICIES -- ALL FUNDS



    This section describes certain investment policies that are common to each Fund. These policies are described in more detail in the Statement of Additional Information.



    TEMPORARY INVESTMENTS. For temporary purposes or during periods in which BEA believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptance, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by their investment objectives and policies, the Funds may hold cash or cash equivalents pending investment.



    BORROWING. A Fund may borrow up to 33 1/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow only for temporary or emergency purposes, or to engage in reverse repurchase agreements or dollar roll transactions. See Statement of Additional Information, "Common Investment Policies -- All Funds -- Reverse Repurchase Agreements" and "-- Borrowing."



    RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. Each Fund may invest in Rule 144A securities that BEA has determined are liquid pursuant to guidelines established by the Company's Board of Directors.



    INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies within the limit prescribed by the 1940 Act. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.



    FUND TURNOVER. BEA will effect portfolio transactions in each Fund without regard to


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holding period, if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. As a result of each Fund's investment policies, each Fund may engage in a substantial number of portfolio transactions. The Short Duration Fund anticipates that its annual portfolio turnover rate should not exceed 500% under normal conditions, the International Equity, Emerging Markets Equity, and High Yield Funds anticipate that their annual portfolio turnover rate should not exceed 150% under normal conditions, and the U.S. Core Equity, U.S. Core Fixed Income, Global Fixed Income and Municipal Bond Funds anticipate that their annual portfolio turnover rate should not exceed 100% under normal conditions. The Balanced Fund anticipates that, under normal conditions, the annual portfolio turnover rate for the equity portion should not exceed 100%, and the annual portfolio turnover rate for the fixed income portion should not exceed 100%. However, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year. The anticipated portfolio turnover rate for each Fund is greater than that of many other investment companies. A higher than normal portfolio turnover rate may affect the degree to which a Fund's net asset value fluctuates. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See Statement of Additional Information, "Fund Transactions" and "Taxes."



    The Statement of Additional Information contains additional investment policies and strategies that are common to the Funds.



COMMON INVESTMENT POLICIES -- BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA U.S. CORE EQUITY, BEA BALANCED, BEA U.S. CORE FIXED INCOME, BEA GLOBAL FIXED INCOME, BEA HIGH YIELD, AND BEA SHORT DURATION FUNDS



    CURRENCY HEDGING. BEA may seek to hedge against a decline in value of a Fund's non-dollar denominated portfolio securities resulting from currency devaluations or fluctuations. Unless the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Short Duration Funds engage in currency hedging transactions, they will be subject to the risk of changes in relation to the U.S. dollar of the value of the foreign currencies in which their assets are denominated. These Funds may also seek to protect, during the period prior to its remittance, the value of the amount of interest, dividends and net realized capital gains received or to be received in a local currency that it intends to remit out of a foreign country by investing in high-quality short-term U.S. dollar-denominated debt securities of such country and/or participating in the forward currency market for the purchase of U.S. dollars in the country. There can be no guarantee that suitable U.S. dollar-denominated investments will be available at the time BEA wishes to use them to hedge amounts to be remitted.



SUPPLEMENTAL INVESTMENT POLICIES -- BEA MUNICIPAL BOND FUND



    TAX-EXEMPT DERIVATIVES AND OTHER MUNICIPAL OBLIGATIONS. The BEA Municipal Bond Fund may invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Fund to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. A participation interest gives the Fund an undivided interest in a Municipal Obligation in the proportion the Fund's participation bears to the total principal amount of the Municipal

--------------------------------------------------------------------------------

Obligation, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments.



    During normal market conditions, up to 20% of the BEA Municipal Bond Fund's net assets may be invested in securities which are not Municipal Obligations; at least 80% of the BEA Municipal Bond Fund's net assets will be invested in Municipal Obligations the interest on which is exempt from regular Federal income tax. During temporary defensive periods, the BEA Municipal Bond Fund may invest without limitation in obligations which are not Municipal Obligations and may hold without limitation uninvested cash reserves. Such securities may include, without limitation, bonds, notes, variable rate demand notes and commercial paper, provided such securities are rated within the relevant categories, applicable to Municipal Obligations set forth above, or if unrated, are of comparable quality as determined by the Adviser, and may also include, without limitation, other debt obligations, such as bank obligations. The BEA Municipal Bond Fund may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the BEA Municipal Bond Fund's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The BEA Municipal Bond Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.



    The amount of information regarding the financial condition of issuers of Municipal Obligations may not be as extensive as that which is made available by public corporations and the secondary market for Municipal Obligations may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of the BEA Municipal Bond Fund to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited.



SUPPLEMENTAL INVESTMENT POLICIES -- BEA SHORT DURATION FUND



    INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. The Short Duration Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Fund also may enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the seller of such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments on a notional principal amount from the seller of such interest rate floor. A collar has aspects of both a cap and a floor.



    The Short Duration Fund may enter into these transactions on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Short Duration Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian. If the Fund enters into an interest

--------------------------------------------------------------------------------

rate swap other than on a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Fund will enter into swap, cap or floor transactions with its Custodian, and with other counterparties, but only if: (i) for transactions with maturities under one year, such other counterparty has outstanding short-term paper rated at least A-1 by S&P, Prime-1 by Moody's, F-1 by Fitch or Duff-1 by Duff, or (ii) for transactions with maturities greater than one year, the counterparty has outstanding debt securities rated at least Aa by Moody's or AA by S&P, Fitch or Duff. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. To the extent the Fund sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or high-quality liquid debt securities having an aggregate net asset value at least equal to the full amount accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.



    The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. The Fund may purchase and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.



    PORTFOLIO TURNOVER. Using certain investment techniques may produce higher than normal portfolio turnover and may affect the degree to which the Short Duration Fund's net asset value fluctuates. Higher portfolio turnover rates (100% annually or more) are likely to result in comparatively greater brokerage commissions. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. Under normal market conditions, the Fund's turnover rate generally will not exceed 500%.


                             INVESTMENT LIMITATIONS


    Each Fund is subject to the following fundamental investment limitations, which may not be changed with respect to a Fund except upon the affirmative vote of the holders of a majority of that Fund's outstanding Shares. Each Fund may not:



        Borrow money or issue senior securities, except that each Fund may borrow from institutions and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. Each Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

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                                  RISK FACTORS

    FOREIGN SECURITIES.    Investing  in  the  securities  of  non-U.S.  issuers
involves opportunities and risks that are different from investing in the securities of U.S. issuers. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in Emerging Markets.


    Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars, the value of the Funds' assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in exchange rates. In addition, investors should realize that the value of the Funds' investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations in those foreign nations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Funds' operations. Furthermore, the economies of individual foreign nations may differ from that of the United States, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.



    In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. The Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. Expenses relating to foreign investments are higher than those relating to domestic securities. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.



    LOWER-RATED SECURITIES. The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated debt securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated debt securities and adversely affect the value of outstanding debt securities and the ability of the issuers to repay principal and interest.



    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. The markets for and prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a debt security owned by a Fund defaulted, the Fund could incur additional expenses in seeking recovery with no guaranty of recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and a Fund's net asset value. Lower-rated debt securities also present risks based on payment expectations. For example, lower-rated debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower-rated debt security's value will decrease

--------------------------------------------------------------------------------


in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences unexpected net redemptions, this may force it to sell its lower-rated debt securities, without regard to their investment merits, thereby decreasing the asset base upon which a Fund's expenses can be spread and possibly reducing a Fund's rate of return.



    In addition, to the extent that there is no established retail secondary market, there may be thin trading of lower-rated debt securities, and this may have an impact on both BEA's ability to value accurately lower-rated debt securities and the Fund's assets, as judgment plays a greater role when reliable objective data are unavailable, and to dispose of the debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated debt securities, especially in a thinly traded market.



    FIXED INCOME SECURITIES. The value of the securities held by a Fund, and thus the net asset value of the shares of a Fund, generally will vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt or other fixed income security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time such a security was purchased, such security, if sold, might be sold at a price greater than its cost. Also, the value of such securities may be affected by changes in real or perceived creditworthiness of the issuers. Thus, if creditworthiness is enhanced, the price may rise. Conversely, if creditworthiness declines, the price may decline. A Fund is not restricted to any maximum or minimum time to maturity in purchasing portfolio securities, and the average maturity of the Fund's assets will vary based upon BEA's assessment of economic and market conditions.


                                   MANAGEMENT

BOARD OF DIRECTORS


    The business and affairs of the Company and of each Fund investment portfolio are managed under the direction of the Company's Board of Directors.


INVESTMENT ADVISER


    BEA serves as the investment adviser for each of the Funds pursuant to investment advisory agreements (the "Advisory Agreements"). BEA is a general partnership organized under the laws of the State of New York in December 1990 and, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. BEA is a wholly-owned subsidiary of Credit Swiss, the second largest Swiss bank, which in turn is a subsidiary of CS Holding, a Swiss corporation. Active employees of BEA have a long-term equity incentive plan. BEA is a registered investment advisor under the Investment Advisors Act of 1940, as amended. BEA's principal offices are located at One Citicorp Center, 153 East 53rd Street, New York, New York 10022.



    BEA is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1996, BEA managed approximately $ billion in assets. As an investment adviser, BEA emphasizes a global investment strategy. BEA currently acts as investment adviser for thirteen investment companies registered under the Investment Company Act and acts as sub-adviser to certain portfolios of six other registered investment companies. BEA also acts as investment adviser for forty-two offshore funds, twenty-two of which are equity funds and twenty of which are debt funds.



    BEA will select investments for each of the Funds and will place purchase and sale orders on behalf of each of the Funds. The Funds may use affiliates of Credit Suisse in connection with the purchase or sale of securities in accordance with rules or exemptive orders adopted by the Securities and Exchange Commission (the "SEC") when BEA believes that the charge for the transaction does not exceed usual and customary levels. BEA is also responsible for providing to the Funds' and the Company's service providers prompt and accurate data with respect to the Funds' transactions and the valuation of portfolio securities.

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    The  day-to-day  portfolio management  of BEA  International Equity  and BEA
Emerging Markets Equity Funds is the responsibility of the BEA International Equities Management Team. The Team consists of the following investment professionals: William P. Sterling (Managing Director), Richard Watt (Managing Director), Stephen M. Swift (Managing Director), Steven D. Bleiberg (Senior Vice President), Mr. Sterling joined BEA in 1995, prior to which he was head of International Economics at Merrill Lynch & Company. Mr. Watt joined BEA in 1995, prior to which he was head of emerging markets investments and research at Gartmore Investment Limited in London. Prior to 1992, he was a director of Kleinwort Benson International Investment in London and was a portfolio manager with Lorithan Regional Council, a public pension plan sponsor in Scotland. Mr. Swift joined BEA in 1995, prior to which he spent three years at Credit Suisse Asset Management in London, where he was Head of Global Equities and portfolio manager for the CS Tiger Fund. For the previous 15 years he was with Wardley Investment Services, a Hong Kong-based subsidiary of the Hong Kong and Shanghai Bank. Mr. Bleiberg has, on an individual basis, been engaged as an investment professional with BEA for more than five years.



    The day-to-day portfolio management of the BEA U.S. Core Equity Fund and the equity portion of the BEA Balanced Fund is the responsibility of the BEA Domestic Equity Management Team. The Team consists of the following investment professionals: William W. Priest, Jr. (Chief Executive Officer and Executive Director of BEA), John B. Hurford (Vice Chairman of the Executive Committee and Managing Director), Todd M. Rice (Vice President), James A. Abate (Vice President), Christopher C. Thompson (Vice President). Messrs. Priest, Hurford and Rice have, on an individual basis, been engaged as investment professionals with BEA for more than five years. Mr. Abate joined BEA in 1995; previously, he was a Managing Director for Vert Independent Capital Research. Prior to joining Vert, Mr. Abate was a Manager in Price Waterhouse's Valuation/Corporate Finance Group. Mr. Thompson joined BEA in 1995 as a result of the acquisition by BEA Associates of CS First Boston Investment Management Corporation. Prior to the year and one half he spent at CS First Boston Investment Management, Mr. Thompson spent six and one half years with Brown Brothers Harriman & Company.



    The day-to-day portfolio management of the BEA U.S. Core Fixed Income, BEA Municipal Bond, BEA Global Fixed Income and BEA Short Duration Funds, as well as the fixed income portion of the BEA Balanced Fund, is the responsibility of the BEA Fixed Income Management Team. The Team consists of the following investment professionals: Robert Moore (Executive Director), William P. Sterling (Managing Director), Gregg Diliberto (Managing Director), Mark Silverstein (Senior Vice President), Robert Justich (Senior Vice President). Messrs. Moore and Diliberto have, on an individual basis, been engaged as investment professionals with BEA for more than five years. Mr. Silverstein joined BEA in 1991; prior to joining BEA he was a vice president of First Boston. Mr. Justich joined BEA in 1995, prior to which he worked at Merrill Lynch and as a Manager of Financial Services with Arthur Young & Company.



    The day to day portfolio management of the BEA High Yield Fund is the responsibility of the BEA High Yield Management Team. The Team consists of the following investment professionals: Richard Lindquist (Managing Director), Misia Dudley (Senior Vice President), Marianne Rossi; (Vice President) and John Tobin (Vice President). Mr. Lindquist, Ms. Dudley, Ms. Rossi and Mr. Tobin joined BEA in 1995 as a result of BEA's acquisition of CS First Boston Investment Management. Prior to joining CS First Boston, Mr. Lindquist and Ms. Rossi were with Prudential Insurance Company of America. Prior to joining CS First Boston, Ms. Dudley was with Stockbridge Partners, and prior to that had spent five years with E.F. Hutton. Prior to joining CS First Boston, Mr. Tobin managed portfolios for Integrated Resources and prior to that was Vice President and industry analyst with Banker's Trust Company.

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    For  the services provided  and expenses assumed  by it, BEA  is entitled to receive the following fees, computed daily and payable monthly based on a Fund's average daily net assets:



FUND                                  ANNUAL RATE
--------------------------------  --------------------
BEA International Equity........  .80% of the average
                                   daily net assets*
BEA Emerging Markets Equity.....  1.00% of the average
                                   daily net assets*
BEA U.S. Core Equity............  .75% of the average
                                   daily net assets*
BEA Balanced....................  .60% of the average
                                   daily net assets
BEA U.S. Core Fixed Income......  .375% of the average
                                   daily net assets
BEA Global Fixed Income.........  .50% of the average
                                   daily net assets
BEA High Yield..................  .70% of the average
                                   daily net assets
BEA Municipal Bond..............  .70% of the average
                                   daily net assets
BEA Short Duration..............  .15% of the average
                                   daily net assets

------------------------------
* This fee is higher than that paid by most investment companies, although the fees for the BEA International Equity and Emerging Markets Equity Funds are within the range of fees of investment companies with similar investment objectives.



    BEA may, at its discretion, from time to time agree to waive voluntarily all or any portion of its advisory fee for any Fund.



    For the period ended August 31, 1996, the Company paid BEA investment advisory fees, on annualized basis, with respect to the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA High Yield, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA Municipal Bond and BEA Short Duration Funds .80%, 1.00%, .54%, .50%, .59%, .26%, .33%,
 .40%, and .15%, respectively, of the average net assets of the respective Funds, and BEA waived, approximately 0%, 0%, .21%, .10%, .11%, .115%, .17%, .30% and
0%, respectively, of the average net assets of each such Fund.



    The Advisory Agreements provide that BEA shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Advisory Agreement relates and shall be indemnified for any losses and claims in connection with any claim relating thereto, except liability resulting from willful misfeasance, bad faith or gross negligence on BEA's part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.



    BEA has agreed to reimburse each Fund for the amount, if any, by which the total operating and management expenses of such Fund for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. BEA may assume additional expenses of a Fund from time to time. In certain circumstances, BEA may assume such expenses on the condition that it is reimbursed by the Fund for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Fund's expense ratio and of decreasing return to investors.


ADMINISTRATOR AGENT


    PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp., serves as administrator for the Funds. As compensation for administrative services, the Company will pay to PFPC a fee calculated at the annual rate of
 .125% of each Fund's average daily net assets. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.


ADMINISTRATIVE SERVICES AGENT


    Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Counsellors Securities Inc. ("Counsellors" or the "Distributor"), provides certain administrative services to each of the Funds that are not provided by PFPC, subject to the supervision and direction of the Board of Directors of the Company. As compensation for such administrative services, the Company will pay to Counsellors Service each month a fee for the previous month calculated at the annual rate of .15% of each Fund's average daily net assets.


DISTRIBUTOR


    Counsellors serves as distributor of the Shares. Counsellors is a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc. ("WPC") and is located at 466 Lexington Avenue, New York, New York 10017-3147. WPC is a wholly-owned subsidiary of Warburg, Pincus Counsellors, G.P. No compensation is payable by the Company to Counsellors for distribution services with respect to the Funds.

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TRANSFER AGENT



    Boston Financial Data Services, Inc. ("BFDS") serves as Transfer Agent for the Funds. BFDS's address is Two Heritage Drive, Quincy, MA 02171.


CUSTODIAN


    PNC Bank, National Association serves as the custodian of the assets of the BEA Municipal Bond Fund. Brown Brothers Harriman & Co. serves as custodian for the remaining Funds. The 1940 Act and the rules and regulations adopted thereunder permit a Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. In compliance with such rules and regulations, a Fund's portfolio of securities and cash, when invested in securities of foreign issuers, may be held by eligible foreign subcustodians appointed by the custodian.


                                    EXPENSES


    The expenses of each Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser, administrative services agent fees and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Fund's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Funds and the Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Fund. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company will be allocated among all investment portfolios of the Company based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, registration fees and other costs identified as belonging to a particular class, are allocated to such class.



    For the Company's fiscal year ended August 31, 1996, BEA International Equity Fund's total expenses were 1.22% (annualized) of average net assets (not taking into account waivers and reimbursements of .03% ), 1.62% (annualized) of average net assets with respect to the BEA Emerging Markets Equity Fund (not taking into account waivers and reimbursements of .13%), 1.34% (annualized) of average net assets with respect to the BEA U.S. Core Equity Fund (not taking into account waivers and reimbursements of .34%), 1.11% of average net assets with respect to the BEA High Yield Fund (not taking into account waivers and reimbursements of .23%), .78% (annualized) of average net assets with respect to the BEA U.S. Core Fixed Income Fund (not taking into account waivers and reimbursements of .28%), 1.07% (annualized) of average net assets with respect to the BEA Global Fixed Income Fund (not taking into account waivers and reimbursements of .32%), and 1.42% (annualized) of average net assets with respect to the BEA Municipal Bond Fund (not taking into account waivers and reimbursements of .40%).


                             HOW TO PURCHASE SHARES

GENERAL


    Shares representing interests in the Funds are offered continuously for sale by the Distributor. Except as described below, BEA Institutional Class Shares are currently available for purchase only by investors who have entered into an investment management agreement with BEA or its affiliates. Shares may be purchased initially by completing the application and forwarding the application to the Fund's transfer agent, BFDS. Purchases of Shares may be effected by wire to an account to be specified by BFDS or by mailing a check or Federal Reserve Draft, payable to the order of "The BEA Institutional Funds", The BEA Institutional Funds, P.O. Box 8500, Boston, MA 02266-8500. The name of the Fund for which Shares are

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being  purchased must also appear on the check or Federal Reserve Draft. Federal
Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in any Fund must be at least $3,000,000, except shares may be purchased by existing clients of BEA or its affiliates or by officers of such existing clients (or those holding similar positions) with an initial investment of at least $100,000; all subsequent investments for such persons must be at least $1,000. Subsequent initial investments in any other Fund must be at least $100,000. The Company reserves the right to reject any purchase order.



    Shares of the Funds may be purchased by officers and employees of BEA or its affiliates and any BEA pension or profit-sharing plan, without being subject to the minimum investment limitation or the requirement that investors enter into an investment management agreement.


    Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed).


    The price paid for Shares purchased will be the net asset value next computed after an order is received by the Fund's transfer agent prior to its close of business on such day. Orders received by the Fund's transfer agent after its close of business are priced at the net asset value next determined on the following Business Day.


PURCHASES IN-KIND


    Subject to the approval of the Adviser, investors may acquire Shares of any of the Funds in exchange for portfolio securities that are eligible for investment by the relevant Fund or Funds. Such portfolio securities must (a) meet the investment objectives and policies of the Funds, (b) be acquired for investment and not for resale, (c) be liquid securities which are not restricted as to transfer either by law or liquidity of market, and (d) have a value which is readily ascertainable. Generally an investor will recognize for federal income tax purposes any gain or loss realized on an exchange of property for Shares. Under certain circumstances, initial investors may not recognize gain or loss on such an exchange. Investors, particularly initial investors, are urged to consult their tax advisers in determining the particular federal income tax consequences of their purchase in-kind. Such exchanges will be subject to each Fund's minimum investment requirement. Shareholders may be required to bear certain administrative or custodial costs in effecting purchases in-kind.


                              HOW TO REDEEM SHARES

GENERAL


    Shareholders may redeem for cash some or all of their Shares at any time. To do so, a written request in proper form must be sent directly to The BEA Family, P.O. Box 8500, Boston, MA 02266-8500. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of Shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.


    A request for redemption must be signed by all persons in whose names the Shares are registered or by an authorized party, such as the agent or investment adviser for the Shareholder. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by a bank, broker-dealer, credit union, national securities exchange, savings association or any other organization which qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. In some cases, however, other documents may be necessary.

INVOLUNTARY REDEMPTION


    The Company reserves the right to redeem an account in any Fund of a shareholder (other than an officer or employee of BEA or any BEA pension or profit sharing plan) at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption request. Shareholders will be notified in writing

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that  the value of their account in a Fund is less than $500 and will be allowed
30 days to make additional investments before the redemption is processed.


PAYMENT OF REDEMPTION PROCEEDS


    Payment of the Redemption Price for Shares redeemed will be made by wire or by check mailed within seven days after acceptance by the Fund's transfer agent, BFDS, of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from the date of purchase, pending a determination that the check has cleared.


REDEMPTION IN-KIND


    The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their Shares. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund. Shareholders may be required to bear certain administrative or custodial costs in effecting redemptions in-kind.


EXCHANGE PRIVILEGE


    A Shareholder may exchange Shares of any one of the Institutional Classes for Shares of any other of the Institutional Classes. Such exchange will be effected at the net asset value of the exchanged Class (less any applicable redemption fee) and the net asset value of the Class to be acquired next determined after the transfer agent's receipt of a request for an exchange. The exchange privilege is available to Shareholders residing in any state in which the Institutional Shares being acquired may legally be sold. An exchange of Shares will be treated as a sale for Federal income tax purposes.



    An investor considering an exchange to any of the other BEA Funds should refer to the prospectus and statement of additional information regarding such Fund.



    A shareholder wishing to make an exchange may do so by sending a written request to the Fund's transfer agent. In the case of shareholders holding share certificates, the certificates must accompany the request for an exchange. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Shareholders holding share certificates are not eligible to exchange Shares by telephone because share certificates must accompany all exchange requests. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with BFDS. This form is available from BFDS. Once this election has been made, the shareholder may simply contact BFDS by telephone to request the exchange (800) 401-2230. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Company does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Company nor BFDS will be liable for any loss, liability, cost or expense for following the Company's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.



    The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges

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only  if  the  two  account  registrations  are  identical;  (5)  requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions.


    For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA, other retirement plan accounts, or accounts with attorney-in-fact under power of attorney.


    If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and authorized dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days written notice to shareholders.



    If an exchange is to another BEA Fund, the dollar value of Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for subsequent investments. If any amount remains in the account from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.


                                NET ASSET VALUE


    The net asset value for each Fund is determined daily as of the close of regular trading on the NYSE on each Business Day. The net asset value of a Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of its Shares outstanding.


                          DIVIDENDS AND DISTRIBUTIONS


    The Company will distribute substantially all of the net realized capital gains, if any, of each of the Funds to each Fund's shareholders annually. The Company will distribute all net investment income, if any, for the BEA International Equity, BEA Emerging Markets Equity, and BEA U.S. Core Equity Funds annually. The Company will distribute net investment income, if any, for the BEA Balanced and BEA Short Duration Funds at least annually. The Company will distribute net investment income for the BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Funds at least quarterly. All distributions will be reinvested in the form of additional full and fractional Shares of the relevant Fund unless a shareholder elects otherwise. If a shareholder desires to have distributions paid out rather than reinvested, the shareholder should notify BFDS in writing.


                                     TAXES

GENERAL


    The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.



    Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Fund qualifies for this tax treatment, such Fund will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital or that are designated as exempt interest dividends) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

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    Distributions out of  the "net capital  gain" (the excess  of net  long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares or whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is 31%. However, the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.



    The BEA Municipal Bond Fund intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Fund should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Depending upon market conditions, the BEA Municipal Bond Fund may invest up to 40% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.


    The BEA Municipal Bond Fund will determine annually the percentages of its net investment income which are fully tax-exempt, which constitute an item of tax preference for alternative minimum tax purposes, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.


    Transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character (i.e., ordinary or capital) of gains or losses realized by a Fund, accelerate the recognition of income by a Fund and defer a Fund's losses. Exchange control regulations may restrict repatriations of investment income and capital or of the proceeds of sales of securities by investors such as the Funds. In addition, certain investments (such as zero coupon securities and shares of so-called "passive foreign investment companies" or "PFICS") may cause a Fund to recognize income without the receipt of cash. Each of these circumstances, whether separately or in combination, may limit a Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the Subchapter M and excise tax distributions requirements.



    The Company will send written notices to shareholders annually regarding the tax status of distributions made by each Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.


    Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.

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    Shareholders who  exchange Shares  representing interests  in one  Fund  for
Shares representing interests in another Fund will generally recognize capital gain or loss for Federal income tax purposes.


    Under certain provisions of the Code, some shareholders may be subject to  a
31%   "backup"   withholding  tax   on   reportable  dividends,   capital  gains
distributions and redemption payments.

    Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.


    An investment in one Fund is not intended to constitute a balanced investment program. Shares of the BEA Municipal Bond Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


FOREIGN INCOME TAXES


    Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known.



    If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Company's shareholders the amount of foreign income taxes paid by each Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required
(i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against U.S. Federal income tax (but not both). In determining the source and character of distributions received from a Fund for the purpose of the foreign tax credit limitation rules of the Code, shareholders will be required to treat allocable portions of a Fund's distributions as foreign source income. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.


MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION


    Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Funds of the Company. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Company which may differ from the Federal income tax consequences described above.



                             MULTI-CLASS STRUCTURE



    The Company offers other classes of shares of the Funds which are offered directly to institutional investors and financial planners pursuant to separate prospectuses. Shares of each class represent equal pro rata interests in the Funds and accrue dividends and calculate net asset value and performance quotations in the same manner. The Company quotes performance of the Institutional and Advisor Shares separately from Investor Shares. Because of different fees paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional and Advisor Shares. Information concerning these other classes may be obtained by calling BFDS at 1-800-401-2230.


                             DESCRIPTION OF SHARES


    The Company has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (as described in the Statement of Additional Information).

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    THIS PROSPECTUS  AND THE  STATEMENT OF  ADDITIONAL INFORMATION  INCORPORATED
HEREIN RELATE PRIMARILY TO THE BEA CLASSES REPRESENTING AN INTEREST IN THE BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA HIGH YIELD, BEA U.S. CORE EQUITY, BEA BALANCED, BEA U.S. CORE FIXED INCOME, BEA GLOBAL FIXED INCOME, BEA MUNICIPAL BOND AND BEA SHORT DURATION FUNDS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH CLASSES.



    Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable. This Prospectus combines offering information with respect to nine Funds; there is a possibility that one Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.



    The Company currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.



    Holders of shares of each of the Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Furthermore, shareholders of all investment portfolios of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning the Company's Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all of the directors.



    As of October 1, 1996, to the Company's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Company.


                               OTHER INFORMATION

REPORTS AND INQUIRIES


    Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to BFDS, the Fund's transfer agent.


SHARE CERTIFICATES


    The Company will issue share certificates for any of the Shares only upon the written request of a shareholder sent to BFDS.


PERFORMANCE INFORMATION


    From time to time, each of the Funds may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of a Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of any redemption and other fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Fund's performance with other measures of investment return. For

--------------------------------------------------------------------------------

example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Mutual Fund Forecaster, Morningstar, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, Standard & Poor's MidCap 400 Index, Moody's Bond Survey Bond Index, Wilshire 5000 Index, Lehman Brothers Bond Indexes, Consumer Price Index, Bond Buyer's 20-Bond Index, Dow Jones Industrial Average, national publications such as Money, Forbes, Barron's, the Wall Street Journal or the New York Times or publications of a local or regional nature, and other industry publications. For these purposes, the performance of a Fund, as well as the performance published by such services or experienced by such indices, will usually not reflect redemption fees, the inclusion of which would reduce performance results. If a Fund advertises non-standard computations, however, the Fund will disclose such fees, and will also disclose that the performance data do not reflect such fees and that inclusion of such fees would reduce the performance quoted.



    From time to time, each of the Funds other than the BEA International Equity, BEA Emerging Markets Equity and BEA U.S. Core Equity Funds may also advertise its "30-day yield." The yield refers to the income generated by an investment in a Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share during the period by the maximum public offering price per share of the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.



    The yield on Shares of a Fund will fluctuate and is not necessarily representative of future results. Shareholders should remember that yield is generally a function of portfolio quality and maturity, type of instrument, operating expenses and market conditions. Any fees charged by broker/dealers directly to their customers in connection with investments in a Fund are not reflected in the yields on a Fund's Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments.

                                    APPENDIX



CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS



    The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:



    "AAA" -- This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.



    "AA" -- Debt is considered to have a very strong capacity to pay interest and repay principal and differs from "AAA" issues only in small degree.



    "A" -- Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



    "BBB" -- Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.



    "BB," "B," and "CCC" -- Debt that possesses one of these ratings is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



    "CC" -- This rating is reserved for issues that are currently in arrears on dividends or sinking fund payments but that are currently paying.



    "C" -- This rating is reserved for income bonds on which no interest is being paid.



    "D" -- Debt is in default, and payment of interest and/or repayment of principal is in arrears.



    PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



    The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:



    "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



    "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.



    "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



    "Baa" -- Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    "Ba," "B," "Caa," "Ca," and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.



    Con. (- - -) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.



    Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.



MUNICIPAL NOTE RATINGS



    A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Corporation for municipal notes:



    "SP-1" -- The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.



    "SP-2" -- The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.



    "SP-3" -- The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.



    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:



    "MIG-1"/"VMIG-1" -- Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



    "MIG-2"/"VMIG-2" -- Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.



    "MIG-3"/"VMIG-3" -- Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



    "MIG-4"/"VMIG-4" -- Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.



    "SG" -- Loans bearing this designation are of speculative quality and lack margins of protection.

--------------------------------------------------------------------------------


    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                               Investment Adviser
                                 BEA Associates
                               New York, New York

                               BEA INSTITUTIONAL FUNDS


                                  INTERNATIONAL EQUITY
                                EMERGING MARKETS EQUITY
                                    U.S. CORE EQUITY
                                        BALANCED
                                 U.S. CORE FIXED INCOME
                                  GLOBAL FIXED INCOME
                                       HIGH YIELD
                                     MUNICIPAL BOND
                                    SHORT DURATION
                    (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                         STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information provides supplementary information pertaining to shares of nine classes (the "BEA Institutional Shares" or the "Shares") representing interests in nine investment portfolios (the " Funds") of The RBB Fund, Inc. (the " Company"): BEA International Equity , BEA Emerging Markets Equity BEA, U.S. Core Equity BEA, Balanced BEA, U.S. Core Fixed Income , Global Fixed Income , BEA High Yield, BEA Municipal Bond, and BEA Short Duration Funds (collectively, the " Funds"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Company relating to the Funds, dated November 1, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained from the Fund's transfer agent by calling toll-free (800) 401-2230. This Statement of Additional Information is dated November 1, 1996.

                                       CONTENTS
                                                                Prospectus
                                                         Page      Page
                                                         ----   ----------

General .............................................      2        10
Common Investment Policies -- All Funds ........           2        10
Common Investment Objectives and Policies -- BEA
  International Equity, BEA Emerging Markets Equity,
  BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core
  Fixed Income, BEA high Yield, BEA Global Fixed
  Income and BEA Short Duration Funds.... ...........      8        16
Supplemental Investment Objectives and Policies --
  BEA International Equity, BEA Emerging Markets
  Equity, BEA U.S. Core Equity, BEA Balanced,
  BEA U.S. Core Fixed Income, BEA High Yield, BEA
  Global Fixed Income and BEA Short Duration Funds...     20       N/A
Supplemental Investment Objectives and Policies
  BEA Municipal Bond Fund............................     26        17
Supplemental Investment Objectives and Policies --
  BEA International Equity, BEA Emerging
  Markets Equity, BEA U.S. Core Equity and
  BEA Balanced Funds.................................     27       N/A
Investment Limitations ..............................     27        19
Risk Factors ........................................     30        20
Directors and Officers ..............................     34       N/A
Investment Advisory and Servicing Arrangements.......     37        21
  Fund Transactions ..............................        41       N/A
Purchase and Redemption Information .................     43        26
Valuation of Shares .................................     44        28
Performance and Yield Information....................     45        30
Taxes ...............................................     48        29
Additional Information Concerning RBB Shares........      58        30
Miscellaneous .......................................     61        30
Financial Statements ................................    F-1       N/A
Appendix ............................................    N/A         A-1

                                       GENERAL


         The RBB Fund, Inc. (the " Company") is an open-end management investment company currently operating or proposing to operate nineteen separate investment portfolios. The Company was organized as a Maryland corporation on February 29, 1988.


         Unless otherwise indicated, the following investment policies may be changed by the Board of Directors without an affirmative vote of shareholders. Capitalized terms used herein and not otherwise defined have the same meanings as are given to such terms in the Prospectus.



                       COMMON INVESTMENT POLICIES -- ALL FUNDS

         The following supplements the information contained in the Prospectus concerning the investment objectives and policies of, and techniques used by the Funds.

         NON-DIVERSIFIED STATUS. Each Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that each Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. Each Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended. See "Taxes." To qualify, each Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of each Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of each Fund's total assets will be invested in the securities of a single issuer and each Fund will not own more than 10% of the outstanding voting securities of a single issuer. To the extent that each Fund assumes large positions in the securities of a small number of issuers, each Fund's return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

         TEMPORARY INVESTMENTS. The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes consist of:
(a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

         REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus accrued interest. The Adviser will consider the creditworthiness of a seller in determining whether to have a Fund enter into a repurchase agreement. There are no percentage limits on a Fund's ability to enter into repurchase agreements. Each Fund does not presently intend to invest more than 5% of its net assets in repurchase agreements . Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "Investment Company Act" or the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Each Fund may also enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to such Fund's agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or fund securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and a Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Each Fund also may enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund would forgo principal and interest paid on such securities. A Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements are considered to be borrowings under the Investment

Company Act. The Funds do not presently intend to invest more than 5% of net assets in reverse repurchase agreements or dollar rolls.

         WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. Although the Funds have not established a limit on the percentage of its assets that may be committed in connection with such transactions, it will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of its commitment. Each Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio fund securities to cover such commitments. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund currently anticipates that when-issued securities will not exceed 5% of its net assets.

         STANDBY COMMITMENT AGREEMENTS. Each Fund may from time to time enter into standby commitment agreements. Such agreements commit such Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement a Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to a Fund. Each Fund will not enter into a standby commitment with a remaining term in excess of 45 days and it will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of fund securities subject to legal restrictions on resale, will not exceed 5% of its assets taken at the time of acquisition of such commitment or security. Such Fund will at all times maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or fund securities to cover such commitments.

         There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Because the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.


         The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment. The Funds do not presently intend to invest more than 5% of net assets in standby commitment agreements

         ILLIQUID SECURITIES. Each Fund does not presently intend to invest more than 5% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Company has valued the securities. Such securities may include, among other things, loan participations and assignments, options purchased in the over-the-counter markets, repurchase agreements maturing in more than seven days, structured notes and restricted securities other than Rule 144A securities that BEA has determined are liquid pursuant to guidelines established by the Company's Board of Directors. Because of the absence of any liquid trading market currently for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. BEA will monitor the liquidity of restricted securities in each Fund's portfolio and report periodically on such decisions to the Board of Directors of the Company. Where there are no readily available market quotations, the security shall be valued at fair value as determined in good faith by the Board of Directors of the Company. The Board has adopted a policy that funds will not purchase private placements (i.e. restricted securities other than Rule 144A securities). With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Board has adopted a policy that the Funds will not purchase private placements (i.e., restricted securities other than Rule 144A securities). Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has recently adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


         The Adviser will monitor the liquidity of restricted securities in a Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, inter alia, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


         SECURITIES OF UNSEASONED ISSUERS. Each Fund will not invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, if the aggregate investment in such securities would exceed 5% of such Fund's net assets. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.

         LENDING OF PORTFOLIO SECURITIES.   To increase income on its
investments, a Fund may lend its portfolio securities with an aggregate value of up to 30% of its total assets to broker/dealers and other institutional investors. Although each Fund does not currently intend to do so, it may lend its portfolio securities on a short or long term basis to broker-dealers or institutional investors that the Adviser deems qualified, but only when the borrower maintains with a Fund's custodian, collateral either in cash or money market instruments, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Collateral for such loans may include cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which is deemed creditworthy by the Adviser. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even the loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

         BORROWING. Each Fund may borrow up to 33 1/3 percent of its total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Additional investments will not be made when borrowings exceed 5% of a Fund's total assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

            COMMON INVESTMENT OBJECTIVES AND POLICIES -- BEA INTERNATIONAL
           EQUITY, BEA EMERGING MARKETS EQUITY, BEA U.S. CORE EQUITY, BEA
              BALANCED, BEA U.S. CORE FIXED INCOME, BEA HIGH YIELD, BEA
                   GLOBAL FIXED INCOME AND BEA SHORT DURATION FUNDS

         U.S. GOVERNMENT SECURITIES. The U.S. government securities in which a Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal Home Loan Banks, the Student Loan Marketing Association and the Tennessee Valley Authority).


         FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.


         The foreign government securities in which the Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated, or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


         Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.


         BRADY BONDS. Each Fund may invest in so-called "Brady Bonds," which have recently been issued by Costa Rica, Mexico, Uruguay and Venezuela and which may be issued by other Latin American countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds have been issued only recently, and accordingly, they do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers. The Funds do not presently intend to invest more than 5% of net assets in Brady Bonds.

         LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in Latin America are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in each Fund having a contractual relationship only with the Lender, not with the borrower. Each Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Funds may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Funds will acquire Participations only if the Lender interpositioned between the Funds and the borrower is determined by BEA to be creditworthy. Each Fund currently anticipates that it will not invest more than 5% of its net assets in Loan Participations and Assignments.

         CONVERTIBLE SECURITIES. The Funds do not presently intend to invest more than 5% of its net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

         The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment
value.   Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


         The Funds have no current intention of converting any convertible securities it may own into equity or holding them as equity upon conversion, although it may do so for temporary purposes. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

         MORTGAGE-BACKED SECURITIES. The Funds do not intend to invest more than 5% of their net assets in mortgage- backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or
certain foreign issuers.   Mortgage-backed securities represent
direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.


         Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30-year mortgages, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool.


         Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Funds purchase a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates mortgages underlying securities are prone to prepayment. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund's yield. For this and other reasons, a mortgage-related security's stated maturity may be shortened by an unscheduled prepayment on underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.


         The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.


         COLLATERALIZED MORTGAGE OBLIGATIONS. The Funds may also purchase collateralized mortgage obligations ("CMOs") issued by a U.S. Government instrumentality which are backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Generally, CMOs are partitioned into several classes with a ranked priority by which the classes of obligations are redeemed. The Funds may only invest in CMOs issued by FHLMC, FNMA or other agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.

         CMOs provide an investor with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-related securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Coupons can be fixed or variable. If variable, they can move with or in the reverse direction of interest rates. The coupon changes could be a multiple of the actual rate change and there may be limitations on what the coupon can be. Cash flows of pools can also be divided into a principal only class and an interest only class. In this case the principal only class ("PO") will only receive principal cash flows from the pool. All interest cash flows go to the interest only class. The relative payment rights of the various CMO classes may be structured in many ways either sequentially, or by other rules of priority. Generally, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay," i.e. payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgaged-related obligations.

         The CMO structure returns principal to investors sequentially, rather than according to the pro rata method of a pass-through. In the traditional CMO structure, all classes (called tranches) receive interest at a stated rate, but only one class at a time received principal. All principal payments received on the underlying mortgages or securities are first paid to the "fastest pay" tranche. After this tranche is retired, the next tranche in the sequence becomes the exclusive recipient of principal payments. This sequential process continues until the last tranche is retired. In the event of sufficient early repayments on the underlying mortgages, the "fastest-pay" tranche generally will be retired prior to its maturity. Thus the early retirement of a particular tranche of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security as described above. The Funds do not presently intend to invest more than 5% of net assets in collateralized mortgaged obligations.

         ASSET-BACKED SECURITIES. Each Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Funds may also invest in other types of asset-backed securities that may be available in the future.
Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described above. Asset-backed securities are considered an industry for industry concentration purposes, and the Funds will therefore not purchase any asset-backed securities which would cause 5% or more of its net assets at the time of purchase to be invested in asset-backed securities.

         Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Because asset-backed securities are relatively new, the market experience in these securities is limited, and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.


         ZERO COUPON SECURITIES. Each Fund may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Fund currently anticipates that zero coupon securities will not exceed 5% of its net assets. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. A Fund anticipates that it will not normally hold zero coupon securities to maturity. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year.

         STRUCTURED NOTES. The Funds may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although BEA generally will not use leverage in its structured note strategies. Normally, these bonds are issued by U.S. government agencies and investment banks arrange the structuring. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes. The Funds do not presently intend to invest more than 5% of their net assets in structured notes.

         ADDITIONAL INVESTMENT CONSIDERATIONS AND RISKS--NON-INVESTMENT GRADE FIXED INCOME SECURITIES. When and if available, fixed income securities may be purchased by a Fund at a discount from face value. From time to time a Fund may purchase securities in default with respect to the paying of principal and/or interest at the time acquired if, in the opinion of BEA, such securities have the potential for future capital appreciation.

         Debt securities purchased by the Funds may bear fixed, fixed and contingent or variable rates of interest and may involve equity features such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit). Conversion of certain debt securities may reduce net income per share and net asset value per share. The occurrence of any income dilution of previously outstanding shares of common stock when debt securities are converted will depend upon whether a Fund can, from the investments made with the proceeds of the debt securities, earn an amount per share issuable upon conversion at least equal to the amount earned with respect to shares of common stock outstanding prior to conversion. If debt securities are converted at a time when the net asset value per share of common stock is greater than the conversion price, the conversion will result in a decrease or dilution in then current net asset value per share of common stock.

         The value of the lower rated fixed income securities that the Funds purchase may fluctuate more than the value of higher rated debt securities. These lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to a Fund but will be reflected in the net asset value of a Fund's shares. The Funds attempt to reduce risk through credit analysis and attention to current developments and trends in both the economy and financial markets. There can be no assurance that such attempts will be successful.

         Lower-rated debt securities may include zero coupon securities or pay-in-kind securities. A zero coupon security bears no interest but is issued at a discount from its value at maturity. When held to maturity, its entire return equals the difference between its issue price and its maturity value. Pay-in-kind securities typically do not provide for cash interest payments but instead provide for the issuance of additional debt securities of the issuer in the face amount of the interest payment amount due in lieu of a cash payment. The market prices of both of these securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

    There are also special considerations associated with investing in lower-rated debt securities structured as zero coupon or pay-in-kind securities. For example, a Fund must include the interest ("original issue discount") on these securities in determining the amount of its required distributions to shareholders for federal income tax and federal excise tax purposes, even though it receives no cash interest until the security's maturity or payment date. Therefore, in order to satisfy these distribution requirements, a Fund may have to sell some of its assets without regard to their investment merit to obtain cash to distribute to shareholders. These actions may occur under disadvantageous circumstances and are likely to reduce a Fund's assets and may thereby increase its expense ratio and decrease its rate of return. For additional information concerning these tax considerations, see "Taxes" below. From time to time, a Fund may also purchase securities not paying interest at the time acquired if, in the opinion of the Fund's Adviser, such securities have the potential for future income or capital appreciation.

         HEDGING. Each of the Funds may engaged in various hedging strategies. See "Currency Hedging" in the Prospectus.

         FORWARD CURRENCY CONTRACTS. Each Fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The Fund may enter into forward currency contracts with respect to specific transactions. For example, when a portfolio anticipates the receipt in a foreign currency of interest payments on a security that it holds, a portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a Fund security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.
The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transaction costs. A Fund may enter into a forward contract and maintain a net exposure on such contract only if (1) the consummation of the contract would not obligate a Fund to deliver an amount of foreign currency in excess of the value of a Fund's fund securities or other assets denominated in that currency or (2) a Fund maintains cash, government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of a Fund's total assets committed to the consummation of the contract which value must be marked to market daily. A Fund will comply with guidelines established by the SEC with respect to coverage of forward contracts entered into by mutual funds and, if such guidelines so require, will set aside cash, U.S. government securities or liquid, high-grade debt securities in a segregated account with its custodian in the amount prescribed. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

         At or before the maturity date of a forward contract requiring a portfolio to sell a currency, the Funds may either sell a fund security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Funds may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

         The cost to a Fund of engaging in forward currency contracts will vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts will not eliminate fluctuations
in the prices of the underlying securities a   Fund owns or intends to acquire,
but it will fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         Although a Fund will value its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

         OPTIONS AND FUTURES CONTRACTS. The Funds, except Municipal Bond Fund, may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. These Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes (including currency hedging) or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into.

         Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         These Funds will engage in unlisted over-the-counter options only with broker/dealers deemed creditworthy by the Adviser. Closing transactions in certain options are usually effected directly with the same broker/dealer that effected the original option transaction. The Funds bear the risk that the broker/dealer will fail to meet its obligations. There is no assurance that these Funds will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         To enter into a futures contract, these Funds must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

         The risks related to the use of options and futures contracts include:
(i) the correlation between movements in the market price of a portfolio's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions;
(iii) the need for additional portfolio management skills and techniques; and
(iv) losses due to unanticipated market movements. Successful use of options and futures by these Funds is subject to the Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, such Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. These instruments and techniques are discussed in greater detail below.

         FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

         The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

         If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

         A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although a Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because the Fund's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Fund's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

         A Fund may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund. In this type of strategy, the Fund's return will tend to involve a larger component of interest income, because the Fund will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.

                 SUPPLEMENTAL INVESTMENT OBJECTIVES AND POLICIES --
               BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY,
           BEA BALANCED, BEA U.S. CORE EQUITY, BEA U.S. CORE FIXED INCOME,
        BEA GLOBAL FIXED INCOME, BEA HIGH YIELD AND BEA SHORT DURATION  FUNDS.

         FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

         CORRELATION OF PRICE CHANGES. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in that Fund's other investments.

         LIQUIDITY OF FUTURES CONTRACTS. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

         PURCHASING PUT OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security, or a futures contract.

         A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If the Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require the Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

         PURCHASING CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         The Funds may purchase call options in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by the Fund. If a Fund is unable to enter into a closing purchase transaction, a

Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

         WRITING PUT OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, the Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because the Fund's cash will be invested in shorter-term securities which usually offer lower yields.

         WRITING CALL OPTIONS. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

         COMBINED OPTION POSITIONS. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         RISKS OF OPTIONS TRANSACTIONS. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either
(i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Company on behalf of the Funds will file, if required, a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section
4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the representation that the Funds will not enter into any commodity futures contract or option on a commodity futures contract if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of a Fund's total assets.

         In addition, the Funds will not enter into any futures contract and into any option if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of securities or other instruments underlying the respective Fund's other futures or options positions, would exceed 50% of such Fund's net assets.

         The Funds' limitations on investments in futures contracts and its policies regarding futures contracts and the Funds' limitations on investments in options and their policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.


         Various exchanges and regulatory authorities have recently undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures or options transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.


         SHORT SALES "AGAINST THE BOX." In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. Each Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The Funds do not presently intend to invest more than 5% of net assets in short sales against the box.


         SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" above.

Supplemental Investment Policies -- BEA Municipal Bond Fund Portfolio

    Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Funds from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Fund and its investment adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the basis for such opinions.

    The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on certain private activity bonds issued after August 7, 1986 that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Statement of Additional Information, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

    Although the BEA Municipal Bond Fund Portfolio may invest 25% or more of its net assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, and may invest up to 40% of its total assets in private activity bonds when added together with any taxable investments held by the BEA Municipal Bond Fund Portfolio, they do not presently intend to do so unless in the opinion of the Adviser the investment is warranted. To the extent the BEA Municipal Bond Fund Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the BEA Municipal Bond Fund Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

                 SUPPLEMENTAL INVESTMENT OBJECTIVES AND POLICIES --
                BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY,
                     BEA U.S. CORE EQUITY AND BEA BALANCED FUNDS

         RIGHTS OFFERINGS AND PURCHASE WARRANTS. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

                                INVESTMENT LIMITATIONS

         Each Fund has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the Investment Company Act). Each Fund may not:

         1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing; (For the purpose of this restriction, collateral arrangements with respect to, if applicable, the writing of options, and futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2);


         2. Issue any senior securities, except as permitted under the Investment Company Act;

         3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon disposition of certain fund securities acquired within the limitation on purchases of restricted securities;

         4. Purchase or sell real estate (including real estate limited partnership interests), provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

         5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchange between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;


         6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, Loan Participations and Assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; and


         7. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and
(ii) repurchase agreements secured by the instruments described in clause (i);
(b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         In addition to the fundamental investment limitations specified above, a Fund may not:

              1. Make investments for the purpose of exercising control or management. Investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

              2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that a Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

              3. Purchase or sell interests in mineral leases, oil, gas or other mineral exploration or development programs, except that a Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities; and

              4. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the Adviser or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

         The policies set forth above are not fundamental and thus may be changed by the Company's Board of Directors without a vote of the shareholders.

         In order to permit the sale of the Funds in certain states, the Company on behalf of a Fund has undertaken to adhere to the following investment policies, each of which may be changed without shareholder approval:

              (1) That the dollar amount of short sales at any one time shall not exceed 25% of the net equity of a Fund, and the value of securities of any one issuer in which a Fund is short may not exceed the lesser of 2.0% of the value of a Fund's net assets or 2.0% of the securities of any class of any issuer. Short sales may be made only in those securities which are fully listed on a national securities exchange. This provision does not include the sale of securities if the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.

              (2) That the investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of a Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

              (3) The Funds will only purchase securities of any one company if, as to 75% of the assets of any one company, at the time of purchase, not more than 10% of the voting securities of any one company would be held by such Fund, except that up to 25% of the Value of a Funds assets may be invested without regard to such limitation.

              (4) The Funds will only invest is securities of other investment companies if such securities are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary brokers commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

         Except for the percentage restrictions applicable to the borrowing of money and illiquid securities, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of fund securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

         In order to permit the sale of shares of a Fund in certain states, a Fund may make commitments more restrictive than the investment policies and limitations above. If a Fund determines that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. In addition, a Fund may be subject to investment restrictions imposed by countries in which it invests directly or indirectly.

         Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.


                                     RISK FACTORS

         FOREIGN SECURITIES. Investments in foreign securities are subject to certain risks, discussed below.

POLITICAL, ECONOMIC AND MARKET FACTORS. Investments in foreign securities involve risks relating to political and economic developments abroad, as well as those that result from the differences between the regulations to which U.S. and foreign issuers are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of a Portfolio's assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Securities of many foreign issuers may be less liquid, and their prices may be more volatile, than those of securities of comparable U.S. issuers. Brokerage commissions, custodial services and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign securities markets than there is in the United States.

    In addition, substantial limitations may exist in certain countries with respect to the Funds' ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Portfolios could be adversely affected by delays in, or a refusal to grant, any required government approval for repatriation of capital, as well as by the application to the Portfolios of any restrictions on investments.

REPORTING STANDARDS. Most of the foreign securities held by the Portfolios will not be registered with the SEC, nor will the issuers thereof be subject to SEC or other U.S. reporting requirements. Accordingly, there will be less publicly available information concerning foreign issuers of securities held by the Portfolio than will be available concerning U.S. companies. Foreign companies, and in particular, companies in emerging markets, are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

         EXCHANGE RATE FLUCTUATIONS. Because foreign securities ordinarily will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect a Portfolio's net asset value, the value of interest and dividends earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by a Portfolio. If the value of a foreign currency rises against the U.S. dollar, the value of a Portfolio's assets denominated in that currency will increase; conversely, if the value of a foreign currency declines against the U.S. dollar, the value of a Portfolio's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions.

         INVESTMENT CONTROLS. In certain countries that currently prohibit direct foreign investment in the securities of their companies, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The BEA Portfolios may invest in these investment funds and registered investment companies subject to the provisions of the 1940 Act. If these Portfolios invest in such investment companies, they will each bear their proportionate share of the costs incurred by such companies, including investment advisory fees.

         CLEARANCE AND SETTLEMENT PROCEDURES. Delays in clearance and settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         OPERATING EXPENSES. The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities. Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on those securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which a Fund would be subject.

         NO RATING CRITERIA FOR DEBT SECURITIES. The BEA High Yield, BEA U.S. Core Fixed Income, the BEA Global Fixed Income, and Municipal Bond Funds have established no rating criteria for the debt securities in which it may invest. Issuers of low rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.

         A Fund may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.


         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated securities are likely to adversely affect the Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

         SOVEREIGN DEBT. Investments in Sovereign Debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.


         Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

         A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.


         The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Adviser intends to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

         Investors should also be aware that certain Sovereign Debt instruments in which a Fund may invest involve great risk. Sovereign Debt issued by issuers in many Emerging Markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such Sovereign Debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. A Fund may have difficulty disposing of certain Sovereign Debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, a Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio and calculating its net asset value. When and if available, fixed income securities may be purchased by a Fund at a discount from face value. However, a Fund does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time a Fund may purchase securities not paying interest at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income or capital appreciation.


                                DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, their business addresses and principal occupations during the past five years are:

                                                    Principal Occupation
Name, Address and Age        Position with RBB     During Past Five Years
---------------------        -------------------   ----------------------f

Arnold M. Reichman - 48*     Director              Since 1986, Managing
466 Lexington Avenue                               Director and Assistant
New York, NY  10017                                Secretary, E. M. Warburg,
                                                   Pincus & Co., Inc.; Since
                                                   1990, Chief Executive
                                                   Officer and since 1991,
                                                   Secretary, Counsellors
                                                   Securities, Inc; Officer of
                                                   various investment companies
                                                   advised by Warburg, Pincus
                                                   Counsellors, Inc.

Robert Sablowsky - 58**      Director              Since 1985, Executive
14 Wall Street                                     Vice President of
New York, NY 10005                                 Gruntal & Co., Inc.,
                                                   a broker-dealer
                             Director,             Gruntal & Co.,Inc.
                                                   and Gruntal Financial
                                                   Corp., its parent
                                                   company.


Francis J. McKay - 60        Director              Since 1963, Executive
7701 Burholme Avenue                               Vice President, Fox Chase
Philadelphia, PA 1911                              Cancer Center (Biomedical
                                                   research and medical care.)

Marvin E. Sternberg -  62    Director              Since 1974, Chairman,
937 Mt. Pleasant Road                              Director and President,
Bryn Mawr, PA 19010                                Moyco Industries, Inc.
                                                   (manufacturer of dental
                                                   supplies and precision
                                                   coated abrasives); Since
                                                   1968, Director and
                                                   President, Mart MMM, Inc.
                                                   (formerly Montgomeryville
                                                   Merchandise Mart Inc.) and
                                                   Mart PMM, Inc. (formerly
                                                   Pennsauken Merchandise Mart,
                                                   Inc.) (Shopping Centers);
                                                   and Since 1975, Director and
                                                   Executive Vice President,
                                                   Cellucap Mfg. Co., Inc.
                                                   (manufacturer of disposable
                                                   headwear).

Julian A. Brodsky -  63      Director              Director, Vice Chairman
Comcast Corporation                                1969 to present, Comcast
1234 Market Street                                 Corporation (cable
16th Floor                                         Philadelphia, PA  19107-3723
                             television and
                                                   communications); Director,
                                                   Comcast Cablevision of
                                                   Philadelphia (cable
                                                   television communications)
                                                   and Nextel (wireless
                                                   communications).

Donald van Roden - 72        Director              Self-employed
1200 Old Mill Lane                                 businessman.
Wyomissing, PA  19610                              From February 1980 to March
                                                   1987, Vice Chairman, Smith
                                                   Kline Beckman Corporation
                                                   (pharmaceuticals); Director,
                                                   AAA Mid-Atlantic (auto
                                                   service); Director, Keystone
                                                   Insurance Co.

Edward J. Roach - 72         President and         Certified Public
Bellevue Park                Treasurer             Accountant;
Corporate Center                                   Vice Chairman of the
400 Bellevue Parkway                               of the Board, Fox
ChaseWilmington, DE  19809                         Cancer Center; Vice
                                                   President and Trustee,
                                                   Pennsylvania School for the
                                                   Deaf; Trustee, Immaculata
                                                   College; Vice President and
                                                   Treasurer of various
                                                   investment companies advised
                                                   by PNC Institutional
                                                   Management Corporation.

                                                    Principal Occupation
Name and Address             Position with Fund    During Past Five Years
----------------             ------------------    ----------------------


Morgan R. Jones - 56         Secretary             Chairman of the law firm of
1100 PNB Bank Building                             Drinker Biddle & Reath,
Broad and Chestnut Streets                         Philadelphia, Pennsylvania;
Philadelphia, PA  19107                            Director, Rocking Horse
                                                   Child Care Centers of
                                                   America, Inc.

--------------------


* Mr. Reichman is an "interested person" of the Company as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Company's distributor.

** Mr. Sablowsky is an "interested person" of the Company as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.

          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Company.

          The Company pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any Investment Adviser of sub-advisor of the Company or the Distributor $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Such Directors are reimbursed for any expenses incurred in attending meetings of
the Board of Directors or any committee thereof.   For the year ended August 31,
1996, each of the following members of the Board of Directors received compensation from the Company in the following amounts:


                                DIRECTOR COMPENSATION

          Director                           Compensation
          --------                           ------------

          Julian A. Brodsky                       $12,525
          Francis J. McKay                        15,975
          Marvin E. Sternberg                     16,725
          Donald van Roden                        21,025

On October 24, 1990 the Company adopted, as a participating employer, the Company Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Company will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Company's adviser to certain investment portfolios of the Company, BEA Associates ("BEA Associates"), the Company's adviser to the BEA Funds, Warburg Pincus Counsellors, Inc. (Warburg"), the Company's adviser to the Warburg Pincus Funds, PNC Bank, National Association ("PNC Bank"), the Company's custodian, and Counsellors Securities Inc. (the "Distributor"), the Company's distributor, the Company itself requires only one part-time employee. No officer, director or employee of PIMC, BEA, PNC Bank or the Distributor currently receives any compensation from the Company.


                    INVESTMENT ADVISORY AND SERVICING ARRANGEMENTS

          ADVISORY AGREEMENTS. BEA Associates renders advisory and administrative services to each of the Funds pursuant to Investment Advisory Agreements. The Advisory Agreements relating to the Funds are dated September 16, 1992 for the BEA International Equity, BEA Emerging Markets Equity and BEA High Yield Funds, dated August 31, 1993 for the BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Funds, and dated November 17, 1994 for the BEA Balanced and BEA Short Duration Funds. Such advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

          BEA Associates is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1996, BEA Associates managed approximately $29 billion in assets. BEA is a wholly-owned subsidiary of Credit Suisse, the second largest Swiss bank, which in turn is subsidiary of CS Holding, a Swiss corporation. Active employees of BEA have a long-term equity incentive plan. BEA
Associates is a registered investment adviser under the Investment
Advisers Act of 1940, as amended.

          As an investment adviser, BEA emphasizes a global investment strategy. BEA currently acts as investment adviser for thirteen investment companies registered under the Investment Company Act. They are: Alpha Government Securities Fund, BEA Strategic Income Fund, Inc., BEA Income Fund, Inc., BEA Short Duration Fund, The Brazilian Equity Fund, Inc., The Chile Fund, Inc., The Emerging Markets Infrastructure Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The

Indonesia Fund, Inc., The Latin America Equity Fund, Inc., The Latin America Investment Fund, Inc., and The Portugal Fund, Inc. In addition, BEA acts as sub-adviser to certain portfolios of six other registered investment companies:
Frank Russell Investment Company (Fixed Income III Fund and Multistrategy Bond
Fund), Oppenheimer (LifeSpan Balanced Fund, LifeSpan Income Fund and LifeSpan Growth Fund), Panorama (LifeSpan Balanced Account, LifeSpan Capital Appreciation Account and LifeSpan Diversified Income Account), SEI Institutional Managed Trust (High Yield Bond Fund), WNL Series Trust (BEA Growth and Income Fund), Touchstone International Equity Fund and Touchstone Variable Annuity International Equity Fund. BEA also acts as investment adviser for forty-two offshore funds, twenty-two of which are equity funds and twenty of which are debt funds.

          BEA Associates has sole investment discretion for the Funds and will make all decisions affecting assets in the Funds under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. BEA Associates will select investments for the Funds and will place purchase and sale orders on behalf of the Funds. For its services to the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield, BEA Municipal Bond Fund, BEA Balanced and BEA Short Duration Funds, BEA Associates will be paid (before any voluntary waivers or reimbursements) a monthly fee computed at an annual rate of
 .80%, 1.00%, .75%, .375%, .50%, .70%, .70%, .60% and .15% of average daily net assets, respectively.

          For the year ended August 31, 1995 BEA waived advisory fees with respect to the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Funds in the amount of $0, $0, $93,439, $134,630, $53,915, $100,763 and $68,790 respectively. During the same period, BEA received advisory fees (after waivers) in the amount of $5,993,072, $1,289,739, $234,890, $316,147 $103,144, $542,590, and $92,994 respectively.

          As required by various state regulations, BEA Associates will reimburse the Company or the Fund affected (as applicable) if and to the extent that the aggregate operating expenses of the Company or the Fund affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is believed to be 2-1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Company as a whole or to each Fund on an individual basis depends upon the particular regulations of such states.

          Each Fund bears all of its own expenses not specifically assumed by the Adviser. General expenses of the Company not readily identifiable as belonging to a Fund of the Company are allocated among all investment

  Funds by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to, the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a Fund by BEA Associates; (c) expenses of organizing the Company that are not attributable to a class of the Company; (d) certain of the filing fees and expenses relating to the registration and qualification of the Company and a Fund's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Company's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a Fund for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PFPC's use of independent pricing services to value a Fund's securities; and (q) the cost of investment company literature and other publications provided by the Company to its directors and officers. Transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, organizational expenses and registration fees and other costs identified as belonging to a particular class of the Company are allocated to such class.

          Under the Advisory Contracts, BEA Associates will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Advisory Contracts, and shall be indemnified for any losses and expenses in connection with any claim relating thereto, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BEA Associates in the performance of its duties or reckless disregard by it of its obligations and duties under the Advisory Contracts.

          The Advisory Contracts were approved on July 26, 1995, by vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contracts were approved by each Fund's initial shareholder. Each Advisory Contract is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Fund, at any time without penalty, on 60 days' written notice to BEA Associates. Each of the Advisory Contracts may also be terminated by BEA Associates on 60 days' written notice to the Company. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

          CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank, National Association ("PNC"), serves as custodian for the BEA Municipal Bond Fund pursuant to a custodian agreement (the "PNC Custodian Agreement"). PNC's principal business address is 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103. Brown Brothers Harriman & Co. ("BBH") acts as the custodian for the remaining Funds and also acts as the custodian for the Funds' foreign securities pursuant to a Custodian Agreement (the "BBH Custodian Agreement," and together with the PNC Custodian Agreement, the "Custodian Agreements"). Under the Custodian Agreements, PNC and BBH (the "Custodians") (a) maintain a separate account or accounts in the name of each Fund, (b) hold and transfer fund securities on account of each Fund, (c) accept receipts and make disbursements of money on behalf of each Fund, (d) collect and receive all income and other payments and distributions on account of each Fund's fund securities, and (e) make periodic reports to the Company's Board of Directors concerning each Fund's operations. The Custodians are authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that the Custodians remain responsible for the performance of all their duties under the Custodian Agreements and hold the Company harmless from the negligent acts and omissions of any sub-custodian. For their services to the Company under the Custodian Agreements, each of the Custodians receive a fee which is calculated based upon each Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

            BOSTON FINANCIAL DATA SERVICES, Inc. (" BFDS"), an affiliate of State Street Bank and Trust Company, serves as the transfer and dividend disbursing agent for the BEA Institutional Classes pursuant to a Transfer Agency Agreement, as supplemented (collectively, the "Transfer Agency Agreement"), under which BFDS (a) issues and redeems shares of each of the BEA
Institutional Classes, (b) addresses and mails all communications by each Fund to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Company's Board of Directors concerning the operations of each BEA Institutional Class. For its services to the Company under the Transfer Agency Agreement, BFDS receives a fee on a per transaction basis.

                                PORTFOLIO TRANSACTIONS

          Subject to policies established by the Board of Directors, BEA Associates is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, BEA Associates seeks to obtain the best net results for a Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While BEA Associates generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

          Fund transactions for the Funds may be effected on domestic or foreign securities exchanges. In transactions for securities not actively traded on a domestic or foreign securities exchange, a Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options. The Funds have no obligation to deal with any broker in the execution of transactions in portfolio securities. The Funds may use affiliates of Credit Suisse in connection with the purchase or sale of securities in accordance with rules or exemptive orders adopted by the Securities and Exchange Commission (the "SEC") when BEA believes that the charge for the transaction does not exceed usual and customary levels.

          Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. The reasonableness of any negotiated commission paid by the Funds will be evaluated on the basis of the difficulty involved in execution, the time taken to conclude the transaction, the extent of the broker's commitment, if any, of its own capital and the amount involved in the transaction. It should be noted that commission rates in U.S. Markets are negotiated.

          In the case of over-the-counter issues, there is generally no stated commission, but the price usually includes an undisclosed commission or markup, and the Fund will normally deal with the principal market makers unless it can obtain better terms elsewhere.

          No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. BEA Associates may, consistent with the interests of a Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to a Fund and other clients of BEA Associates. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by BEA Associates under his respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that BEA Associates, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of BEA Associates to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

          Corporate debt and U.S. Government securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

          BEA Associates may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Fund prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Fund's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Fund would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

          Investment decisions for each Fund and for other investment accounts managed by BEA Associates are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. A Fund will not purchase securities during the existence of any underwriting or selling group relating to such security of which BEA Associates or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors as deemed necessary and appropriate require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BEA Associates not participate in or benefit from the sale to a Fund.

          In no instance will fund securities be purchased from or sold to the Distributor or BEA Associates or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

          During the year ended August 31, 1996, BEA International Equity Fund paid $3,192,274.36 of brokerage commissions, BEA Emerging Markets Equity Fund paid $704,909.93 of brokerage commissions, BEA U.S. Core Equity Fund paid $182,796.44 of brokerage commissions, and for each other Fund no brokerage commissions were paid during such period.

          The Short Duration Fund expects that its annual portfolio turnover rate will not exceed 500% under normal market conditions. International Equity, Emerging Markets Equity and High Yield Funds expect that their annual Fund turnover rate should not exceed 150% under normal market conditions. U.S. Core Equity, U.S. Core Fixed Income, Global Fixed Income and Municipal Bond Fund expect that their annual portfolio turnover rate should not exceed 100% under normal market conditions. The Balanced Fund expects that its annual portfolio turnover rate will not exceed 100% under normal market conditions for the equity portion and 100% for the fixed income portion. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund. Federal income tax laws may restrict the extent to which a Fund may engage in short term trading of securities. See "Taxes". Each of the Funds anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of fund securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.

          The Funds have the benefit of an exemptive order issued by the SEC under the 1940 Act authorizing the Funds and other investment companies advised by BEA to acquire jointly securities issued in private placements, subject to the terms and conditions of the order. The Board of RBB has adopted a policy that the Funds will not purchase private placements (i.e. restricted securities other than Rule 144A securities).


                         PURCHASE AND REDEMPTION INFORMATION


          The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under the Investment Company Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of Fund securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          Recently the staff of the SEC has recommended that the SEC consider recommending to the United States Congress that the Investment Company Act be amended to permit so-called "Interval Funds". Such Interval Funds may be structured to permit redemptions less frequently than daily. In the event that the SEC administratively or Congress legislatively permits the creation of such Interval Funds, the Funds may consider appropriate changes in their structures to conform with such provisions and to recognize the nature of the markets in foreign securities.


                                 VALUATION OF SHARES


          The net asset value per share of each Fund is calculated separately as of the close of regular trading of the NYSE on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed).
Securities which are listed on stock exchanges, whether U.S. or foreign are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the valuation. Fund securities primarily traded in foreign markets may be traded in such markets on days which are not Business Days. Because net asset value per share of each Fund is determined only on Business Days, the net asset value of shares of a Fund may be significantly affected on days when an investor does not have access to the Fund. If on any Business Day a foreign securities exchange or foreign market is closed, the securities traded on such exchange or in such market will be valued at the last sale price reported on the previous business day of such foreign exchange or market. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors or its delegates as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Any assets which are denominated in a foreign currency are converted into U.S. dollars at the prevailing market rates for purposes of calculating net asset value.

          Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Fund conducted on a spot basis will be valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

          In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.


                          PERFORMANCE AND YIELD INFORMATION

          TOTAL RETURN. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                       n
               P(1 + T)  = ERV

             Where:   P =  a hypothetical initial payment of $1,000

               T =  average annual total return

               n =  number of years (1, 5 or 10)

              ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.


          Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Company's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Company are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Company.

          The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Calculated according to the SEC rules for the period beginning on the commencement of operations and ending August 31, 1996, the average annual total return for the BEA International Equity Fund (commencing October 1, 1992), BEA Emerging Markets Equity Fund (commencing February 1, 1993), BEA U.S. Core Equity Fund

(commencing September 1, 1994), BEA High Yield Fund (commencing March 1, 1993), BEA U.S. Core Fixed Income Fund (commencing April 1, 1994), BEA Global Fixed Income Fund (commencing June 28, 1994), and BEA Municipal Bond Fund (commencing June 20, 1994), respectively was 8.98% (annualized), 7.63% (annualized), 18.63% (annualized), 7.40% (annualized), 6.54% (annualized), 9.3% (annualized) and 4.98% (annualized). For the same period, the aggregate total return for the Funds was 40.80%, 30.13%, 40.81%, 23.89%, 16.58%, 21.40%, and 11.33%,
respectively.

          Calculated according to the non-standardized computation for the period beginning on the commencement of operations of each of the BEA International Equity and BEA Emerging Markets Equity Funds and ending on August 31, 1996, the average annual total return for the Funds was 8.98% and 7.63%, respectively. The aggregate total return for the Funds calculated according to the non-standardized computation for the period beginning on the commencement of operations of each of the Funds and ending August 31, 1996 was 40.08% and 30.13%, respectively.

          Yield. Certain Funds may also advertise their yield. Under the rules of the SEC, a Fund advertising yield must calculate yield using the following formula:


                                      6
                    YIELD = 2[(a-b +1)  - 1]
                               ---
                               cd

          Where:    a =    dividends and interest earned during the period.

                     b =   expenses accrued for the period (net of
               reimbursement).

                     c =   the average daily number of shares outstanding during
               the period that were entitled to receive dividends.

                     d =   the maximum offering price per share on the last day
               of the period.


          Under the foregoing formula, yield is computed by compounding semi-annually, the net investment income per share earned during a 30 day period divided by the maximum offering price per share on the last day of the period. For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.


          Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the fund securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

          The yields on certain obligations are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Fund's investment adviser will consider whether the Fund should continue to hold the obligation.

                                        TAXES


          GENERAL TAX CONSEQUENCES TO THE COMPANY AND ITS SHAREHOLDERS. The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Company's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion in this Statement of Additional Information and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

          Each Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it (a) distributes an amount equal to the sum of (i) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (ii) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement"), and (b) satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).


          In addition to satisfaction of the Distribution Requirement each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments, if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or in options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including accrued original issue discount, "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          Future Treasury regulations may provide that currency gains that are not "directly related" to a Fund's principal business of investing in stock or securities (or in options or futures with respect to stock or securities) will not satisfy the Income Requirements. Income derived by a regulated investment company from a partnership or trust (including a foreign entity that is classified as a partnership or trust for U.S. federal income tax purposes) will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

          In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

          The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. A Fund will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

          Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Company in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          Each Fund intends to distribute to shareholders its excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Fund as capital gain dividends may not exceed the net capital gain of such Fund for any taxable year, determined by excluding any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Company to shareholders not later than 60 days after the close of each Fund's respective taxable year.

          In the case of corporate shareholders, distributions (other than capital gain dividends) of a Fund for any taxable year will qualify for the 70% dividends received deduction, only to the extent of the gross amount of
"qualifying dividends" received by such Fund for the year.   Generally, a
dividend will be treated as a "qualifying dividend" only if it has been received from a domestic corporation. However, if a Fund owns at least 10 percent of the stock (by vote and value) of certain foreign corporations with U.S. source income, then a portion of the dividends paid by such foreign corporations may constitute "qualifying dividends". A dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. The Company will designate the portion, if any, of the distribution made by a Fund that qualifies for the dividends received deduction in a written notice mailed by the Company to shareholders not later than 60 days after the close of the Fund's taxable year.


          Investors should note that recent legislative changes made to the Code have increased the significance of the distinction between capital gain and ordinary income distributions for some individual investors. Under this legislation, the maximum marginal rate on ordinary income for individuals, trusts and estates has nominally been increased only from 28% to 31%. However, due to the phase-out of personal exemptions and the enactment of limitations on itemized deductions for individual taxpayers whose adjusted gross income exceeds certain threshold amounts that depend on the taxpayer's filing status, the actual maximum marginal rate may be significantly greater. By contrast, the maximum rate on the net capital gain of individuals, trusts and estates remains 28%. Capital gains and ordinary income of corporate taxpayers will continue to be taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000). Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.


          The BEA Municipal Bond Fund is designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders by this Fund are not included in the shareholder's gross income for regular Federal income tax purpose. In order for the Municipal Bond Fund to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of the Fund must consist of exempt interest obligations.



          In addition, the BEA Municipal Bond Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholder.


          A Fund may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments a tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Company will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


          Interest on indebtedness incurred by a shareholder to purchase or carry shares of the BEA Municipal Bond Fund is not deductible for income tax purposes of (as expected) the BEA Municipal Bond Fund distributes exempt interest dividends during the shareholder's taxable year. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including persons subject to alternative minimum tax (see Prospectus and discussion below), financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

          Corporate taxpayers may be liable for alternative minimum tax, which is imposed at the rate of 20% of "alternative minimum taxable income" (less, in the case of corporate shareholders with "alternative minimum taxable income" of less than $310,000, the applicable "exemption amount"), in lieu of the regular corporate income tax. "Alternative minimum taxable income" is equal to "taxable income" (as determined for corporate income regular tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income" are allowed to exclude exempt interest dividends (other than exempt interest dividends derived from certain private activity bonds ("AMT Preference Dividends"), as explained in the Prospectus) and to utilize the 70% dividends received deduction at the first level of computation, the Code requires (as a second computational step) that "alternative minimum taxable income" be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income."


          Corporate shareholders will have to take into account (1) all exempt interest dividends and (2) the full amount of all dividends from a Fund that are treated as "qualifying dividends" for purposes of the dividends received deduction in determining their "adjusted current earnings." As much as 75% of any exempt interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. Exempt interest dividends received by such a corporate shareholder may accordingly be subject to alternative minimum tax at an effective rate of 15%.


          Corporate investors should also note that the Superfund Amendments and Reauthorization Act of 1986 imposes an environmental tax on corporate taxpayers of 0.14% of the excess of "alternative minimum taxable income" (with certain modifications) over $2,000,000 for taxable years beginning after 1986 and before 1996, regardless of whether such taxpayers are liable for alternative minimum tax.

          If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the BEA Municipal Bond Fund ) to the extent of such Fund's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Fund intends to distribute all of its taxable income currently, no Fund anticipates incurring any liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

          The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

          The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

          Certain states exempt from state income taxation dividends paid by a regulated investment company that are derived from interest on U.S. Government obligations. Each Fund will accordingly inform its shareholders annually of the percentage, if any, of its ordinary dividends that is derived from interest on U.S. Government obligations. Shareholders should consult with their tax advisers as to the availability and extent of any applicable state income tax exemption.


          SPECIAL TAX CONSIDERATIONS. The following discussion relates to the particular Federal income tax consequences of the investment policies of the Funds. The ability of the Funds to engage in options, short sale and futures activities will be somewhat limited by the requirements for their continued qualification as regulated investment companies under the Code, in particular the Distribution Requirement, the Short-Short Gain Test and the Asset Diversification Requirement.

          STRADDLES.     The options transactions that the  Funds enter into may
result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the
 Funds for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Funds must make in order to avoid Federal excise tax. Furthermore, in determining their investment company taxable income and ordinary income, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Funds of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain which (if any) of these elections they will make.

          Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to the Funds of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions. For purposes of the Short-Short Gain Test, current Treasury regulations provide that (except to the extent that the short sale rules discussed below would otherwise apply) the straddle rules will have no effect on the holding period of any straddle position.

However, the U.S. Treasury has announced that it is continuing to study the application of the straddle rules for this purpose.


          OPTIONS AND SECTION 1256 CONTRACTS. The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, certain options transactions that the Funds enter into, as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market entered into by the Funds, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date.
Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the relevant Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Fund continued to hold. Investors should also note that Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Fund must make to avoid Federal excise tax liability.

          Each of the Funds may elect not to have the year-end marking-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Fund that are not Section 1256 contracts (the "Mixed Straddle Election"). It is unclear under present law how certain gain that the Funds may derive from trading in Section 1256 contracts for which a Mixed Straddle Election is not made will be treated for purposes of the "Short-Short Gain Test." The Funds may seek a ruling from the Internal Revenue Service in order to resolve this issue.

          FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement. A Fund may request a private letter ruling from the Internal Revenue Service for guidance on some or all of these issues.

          Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Fund may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code Section 988 exceed other investment company taxable income during a taxable year, a Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

          PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFIC"), such Fund may be subject to "deferred" Federal income tax on a portion of any "excess distribution" received with respect to such shares or on a portion of any gain recognized upon a disposition of such shares, notwithstanding the distribution of such income to the shareholders of such Fund. Additional charges in the nature of interest may also be imposed on a Fund in respect of such deferred taxes. However, in lieu of sustaining the foregoing tax consequences, a Fund may elect to have its investment in any PFIC taxed as an investment in a "qualified electing fund" ("QEF"). A Fund making a QEF election would be required to include in its income each year a ratable portion, whether or not distributed, of the ordinary earnings and net capital gain of the QEF. Any such QEF inclusions would have to be taken into account by a Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement.

          The Internal Revenue Service has proposed regulations that would permit a Fund to elect (in lieu of paying deferred tax or making a QEF election) to mark-to-market annually any PFIC shares that it owned and to include any gains (but not losses) that it was deemed to realize as ordinary income. A Fund generally would not be subject to deferred Federal income tax on any gains that it was deemed to realize as a consequence of making a mark-to-market election, but such gains would be taken into account by the

Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement. The proposed regulations would generally apply only prospectively, to taxable years ending after their promulgation as final regulations.

          SHORT-SHORT GAIN TEST. Because of the Short-Short Gain Test, the Funds may have to limit the sale of appreciated (but not depreciated) securities that they have held for less than three months. The short sale of (including for this purpose the acquisition of a put option on) (1) securities held on the date of the short sale or acquired after the short sale and on or before the date of closing thereof or (2) securities which are "substantially identical" to securities held on the date of the short sale or acquired after the short sale and on or before the date of the closing thereof may reduce the holding period of such securities for purposes of the Short-Short Gain Test.

          Any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of such hedge for purposes of the Short-Short Gain Test. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of the Short-Short Gain Test. Each of the Funds anticipates engaging in hedging transactions that qualify as designated hedges. However, because of the failure of the U.S. Treasury to promulgate regulations as authorized by the Code, it is not clear at the present time whether this treatment will be available to all of the Funds' hedging transactions. To the extent the Funds' transactions do not qualify as designated hedges, the Funds' investments in short sales, options or other transactions may be limited.

          ASSET DIVERSIFICATION REQUIREMENT. For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. However, the Internal Revenue Service has also informally ruled that a put option written by a fund must be treated as a separate asset and its value measured by "the value of the underlying security" for purposes of the Asset Diversification Requirement, regardless (apparently) of whether it is "covered" under the rules of the exchange. The Internal Revenue Service has not explained whether in valuing a written put option in this manner a fund should use the current value of the underlying security (its prospective future investment); the cash consideration that must be paid by the fund if the put option is exercised (its liability); or some other measure that would take into account the fund's unrealized profit or loss in writing the option. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its writing of options in order to stay within the limits of the Asset Diversification Requirement.

                 ADDITIONAL INFORMATION CONCERNING THE COMPANY SHARES

          The Company has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock (Laffer/Canto Equity), 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock (Growth & Income Series 2), 100 million shares are classified as Class EE Common Stock (Balanced Series 2), 50 million shares are classified as Class FF (n/i MicroCap), 50 million shares are classified as Class HH (n/i Growth & Value), 100 million shares are classified as Class II (BEA Investor International), 100 million shares are classified as Class JJ (BEA Investor Emerging), 100 million shares are classified as Class KK (BEA Investor High Yield), 100 million shares are classified as Class LL (BEA Investor Global Telecom), 100 million shares are classified as Class MM (BEA Advisor International), 100 million shares are classified as Class NN (BEA Advisor Emerging), 100 million shares are classified as Class OO (BEA Advisor High Yield), 100 million shares are classified as Class PP (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS (Boston Partners Advisors Large Cap), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney U.S. Government Money Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class T, U, V, X, Y, Z, AA, BB and CC Common Stock constituted the BEA Institutional classes. Under the Company's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

          The classes of Common Stock have been grouped into sixteen separate "families": the Company Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market fund as well as the Money Market and Municipal Money Market Funds; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA

Family represents interests in ten non-money market funds ; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds. The n/i Family represents interests in three non-money market funds and the Boston Partners Family represents interest in one non-money market fund.

            The Company does not currently intend to hold annual meetings of
shareholders except as required by the 1940 Act or other applicable law.   The
Company's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

          As stated in the Prospectus, holders of shares of each class of the Company will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

          Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by The RBB's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                    MISCELLANEOUS


          COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103 serves as counsel to RBB, PIMC, PNC, PFPC and the Distributor. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Company's independent directors.

          INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Company's independent accountants. The Funds' financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

          CONTROL PERSONS. As of October 1, 1996, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning the Company Shares" above. The Company does not know whether such persons also beneficially own such shares.

PORTFOLIO                     NAME AND ADDRESS                   PERCENT OWNED
---------                     ----------------                   -------------

RBB Money Market              Luanne M. Garvey and Robert J.        11.2
Portfolio                     Garvey
(Class E)                     2729 Woodland Avenue
                              Trooper, PA  19403

                              Harold T. Erfer                       12.2
                              414 Charles Lane
                              Wynnewood, PA  19096

                              Karen M. McElhinny and                15.8
                              Contribution Account
                              4943 King Arthur Drive
                              Erie, PA  16506

                              John Robert Estrada and               22.5
                              Shirley Ann Estrada
                              1700 Raton Drive
                              Arlington, TX  76018

                              Eric Levine and Linda & Howard        27.6
                              Levine
                              67 Lanes Pond Road
                              Howell, NJ  07731

PORTFOLIO                     NAME AND ADDRESS                   PERCENT OWNED
---------                     ----------------                   -------------


RBB Municipal Money           William B. Pettus Trust               11.4
Market Portfolio              Augustine W. Pettus Trust
(Class F)                     827 Winding Path Lane
                              St. Louis, MO  63021-  6635

                              Seymour Fein                          88.6
                              P.O. Box 486
                              Tremont Post Office
                              Bronx, NY  10457-  0486

Cash Preservation Money       Jewish Family and Children's          56.8
Market Portfolio              Agency of Philadelphia
(Class G)                     Capital Campaign
                              Attn:  S. Ramm
                              1610 Spruce Street
                              Philadelphia, PA  19103

                              Lynda R. Succ Trustee for in          12.4
                              Trust under The Lynda R. Campbell
                              Caring Trust
                              935 Rutger Street
                              St. Louis, MO  63104

                              Theresa M. Palmer                      7.8
                              5731 N. 4th Street
                              Philadelphia, PA 19120

Cash Preservation             Kenneth Farwell and Valerie           10.8
Municipal Money Market        Farwell Jt. Ten
Portfolio                     3854 Sullivan
(Class H)                     St. Louis, MO  63107

                              Gary L. Lange and Susan D. Lange      15.2
                              JTTEN
                              13 Muirfield Ct. North
                              St. Charles, MO  63309

                              Andrew Diederich and Doris Diederich   5.9
                              1003 Lindenman
                              Des Peres, MO 63131

                              Marcella L. Haugh Caring Tr Dtd       14.8
                              8/12/91
                              40 Plaza Square
                              Apt. 202
                              St. Louis, MO 63101

                              Emil Hunter and Mary J. Hunter         7.5
                              428 W. Jefferson
                              Kirkwood, MO 63122

PORTFOLIO                     NAME AND ADDRESS                   PERCENT OWNED
---------                     ----------------                   -------------


                              Gwendoyln Haynes                       5.1
                              2757 Geyer
                              St. Louis, MO

Sansom Street Money           Wasner & Co.                          20.1
Market Portfolio              FAO Paine Webber and Managed
(Class I)                     Assets Sundry Holdings
                              Attn:  Joe Domizio
                              200 Stevens Drive
                              Lester, PA  19113

                              Saxon and Co.                         73.3
                              FBO Paine Webber
                              P.O. Box 7780 1888
                              Philadelphia, PA  19182

                              Robertson Stephens & Co.               6.5
                              FBO Exclusive Benefit Investors
                              c/o Eric Moore
                              555 California Street/No. 2600
                              San Francisco, CA 94101

Bradford Municipal            J.C. Bradford & Co.                 100
Money (Class R)               330 Commerce Street
                              Nashville, TN  37201

Bradford Government           J.C. Bradford & Co.                  100
Obligations Money             330 Commerce Street
(Class S)                     Nashville, TN  37201

BEA International Equity      Blue Cross & Blue Shield of            5.1
(Class T)                     Massachusetts Inc.
                              Retirement Income Trust
                              100 Summer Street
                              Boston, MA 02310

                              Invest Comm. of HAFCO Hold, Inc.,      5.0
                              MT
                              625 Madison Avenue, 4th Floor
                              New York, NY  10022

BEA High Yield Portfolio      Temple Inland Master Retirement       10.2
(Class U)                     Trust
                              303 South Temple Drive
                              Diboll, TX  75941

                              Guenter Full Trust Michelin           16.7
                              North America Inc.
                              Master Trust
                              P. O. Box 19001
                              Greenville, SC 29602-9001

PORTFOLIO                     NAME AND ADDRESS                   PERCENT OWNED
---------                     ----------------                   -------------


                              Flour Corporation Master               9.4
                              Retirement Trust
                              2383 Michelson Drive
                              Irvine, CA 92730

                              C S First Boston Pension Fund         10.0
                              Park Avenue Plaza, 34th Floor
                              55 E. 52nd Street
                              New York, NY  10055
                              Attn:  Steve Medici

                              SC Johnson & Son, Inc. Retirement     13.5
                              Plan
                              1525 Howe Street
                              Racine, WI  53403

                              GCIU Employer Retirement Fund          6.3
                              9650 Flair Drive
                              El Monte, CA   91731-3011

BEA Emerging Markets          Wachovia Bank North Carolina Trust    15.7
Equity Portfolio              for Carolina Power & Light Co.
(Class V)                     Supplemental Retirement Trust
                              301 N. Main Street
                              Winston-Salem, NC  27101

                              Wachovia Bank, North Carolina,         5.4
                              N.A. and For Fleming Companies,
                              Inc.
                              TRST Master Pension Trust
                              307 North Main Street
                              Winston-Salem, NC  27150

                              Hall Family Foundation                30.5
                              P.O. Box 419580
                              Kansas City, MO  64208

                              Arkansas Public Employees             10.8
                              Retirement System
                              124 W. Capitol Avenue
                              Little Rock, AR 72201

                              Northern Trust                        12.9
                              Trustee for Pillsbury
                              P.O. Box 92956
                              Chicago, IL  60675

                              Amherst H. Wilder Foundation           5.9
                              919 Lafond Avenue
                              St. Paul, MN  55104

PORTFOLIO                     NAME AND ADDRESS                   PERCENT OWNED
---------                     ----------------                   -------------


BEA US Core Equity            Bank of New York                      45.3
Portfolio                     Trust APU Buckeye Pipeline
(Class X)                     One Wall Street
                              New York, NY  10286

                              Werner & Pfleiderer Pension            7.5
                              Plan Employees
                              663 E. Crescent Avenue
                              Ramsey, NJ  07446

                              Washington Hebrew Congregation        11.1
                              3935 Macomb St. NW
                              Washington, DC 20016

                              Shammut Bank                           6.3
                              TRSY Hospital St. Raphael
                              Malpractice TR
                              Attn: Corporations
                              P.O. Box 82600
                              Rochester, NY   14692-8900

BEA US Core Fixed             New England UFCW & Employers'         24.5
Income Portfolio              Pension Fund Board of Trustees
(Class Y)                     161 Forbes Road, Suite 201
                              Braintree, MA  02184

                              W.M. Burke Rehabilitation              5.4
                              Hospital, Inc.
                              Burke Employee Pension
                              Plan 785
                              McKardneck Avenue
                              White Plains, NY   10605

                              Patterson & Co.                        8.9
                              P.O. Box 7829
                              Philadelphia, PA  19102

                              MAC & Co                               6.9
                              FAO 176-655
                              ROBF1766552
                              Mutual Funds Operations
                              P. O. Box 3198
                              Pittsburgh, PA 15230-3198

                              Bank of New York                       9.6
                              Trust Fenway Partners Master Trust
                              One Wall Street, 12th floor
                              New York, NY 10286

PORTFOLIO                     NAME AND ADDRESS                   PERCENT OWNED
---------                     ----------------                   -------------


                              Citibank NA                           12.8
                              Trust CS First Boston Corp Emp
                              S/P
                              Attn: Sheila Adams
                              111 Wall Street, 20th floor Z 1
                              New York, NY 10043

BEA Global Fixed Income       Sunkist Master Trust                  36.0
Portfolio  (Class Z)          14130 Riverside Drive
                              Sherman Oaks, CA  91423

                              Patterson & Co.                       25.7
                              P. O. Box 7829
                              Philadelphia, PA 19101

                              Key Trust Co. of Ohio                 20.8
                              FBO Eastern Enterp. Collective
                              Inv. Trust
                              P.O. Box 901536
                              Cleveland, OH  44202-  1559

                              Mary E. Morten                         6.2
                              C/O Credit Suisse New York
                              12 E. 49th Street, 40th Floor
                              New York, NY  10017
                              Attn:  Portfolio Management

BEA Municipal Bond            William A. Marquard                   37.4
Fund Portfolio                2199 Maysville Rd.
(Class AA)                    Carlisle, KY  40311

                              Arnold Leon                           12.5
                              c/o Fiduciary Trust Company
                              P.O. Box 3199
                              Church Street Station
                              New York, NY  10008

                              Irwin Bard                             6.2
                              1750 North East 183rd St. North
                              Miami Beach, FL  33160

                              Matthew M. Sloves and Diane            5.7
                              Decker Sloves
                              Tenants in Common
                              1304 Stagecoach Road, S.E.
                              Albuquerque, NM  87123

PORTFOLIO                     NAME AND ADDRESS                   PERCENT OWNED
---------                     ----------------                   -------------



n/i Micro Cap Fund            Charles Schwab & Co. Inc.             12.8
(Class FF)                    Special Custody Account for the
                              Exclusive Benefit of Customers
                              Attn: Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA 94101

                              Chase Manhattan Bank                  30.5
                              Trust Collins Group Trust
                              940 Newport Center Drive
                              Newport Beach, CA 92660

                              Currie & Co.                           6.4
                              c/o Fiduciary Trust Co. Intl
                              P. O. Box 3199
                              Church Street Station
                              New York, NY 10008

                              Bruce Feizer                           5.3
                              TRST JEF Memorial Ronch Account
                              P.O. Box 117
                              Vicksburg, MI  49097

n/i Growth Fund               Charles Schwab & Co. Inc.             20.7
(Class GG)                    Special Custody Account for the
                              Exclusive Benefit of Customers
                              Attn: Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA 94101

                              U S Equity Investment Portfolio LP    22.7
                              c/o Asset Management Advisors Inc.
                              1001 N. US Hwy
                              Suite 800
                              Jupiter, FL 33447

                              Bank of New York                      10.2
                              Trust Sunkist Growers Inc.
                              14130 Riverside Drive
                              Sherman Oaks, CA 91423-2392

n/i Growth and Value          Charles Schwab & Co. Inc.             31.6
Fund (Class HH)               Special Custody Account for the
                              Exclusive Benefit of Customers
                              Attn: Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA 94104

PORTFOLIO                     NAME AND ADDRESS                   PERCENT OWNED
---------                     ----------------                   -------------


Janney Montgomery Scott       Janney Montgomery Scott              100
Money Market Portfolio        1801 Market Street
(Class Janney Money           Philadelphia, PA  19103-1675
Market)


Janney Montgomery Scott       Janney Montgomery Scott              100
Municipal Money Market        1801 Market Street
Portfolio                     Philadelphia, PA  19103-1675
(Class Janney
Municipal Money Market)

Janney Montgomery Scott       Janney Montgomery Scott              100
Government Obligations        1801 Market Street
Money Market Portfolio        Philadelphia, PA  19103-1675
(Class Janney
Government Obligations
Money)

Janney Montgomery             Janney Montgomery Scott              100
Scott New York Municipal      1801 Market Street
Money Market Portfolio        Philadelphia, PA  19103-1675
(Class Janney N.Y.
Municipal Money)

         As of the above date, directors and officers as a group owned less than one percent of the shares of the Company.

         LITIGATION. There is currently no material litigation affecting the Company.

         FINANCIAL STATEMENTS. The Financial Statements for the Institutional classes of the Funds appear on the following page.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA International Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COMMON AND CONVERTIBLE STOCKS, WARRANTS AND RIGHTS -- 96.4%
ARGENTINA -- 0.2%
  Sodigas del Sur S.A.+......................      403,923  $    745,416
  Sodigas Pampeana S.A.+.....................      558,962       844,809
                                                            ------------
                                                               1,590,225
                                                            ------------
AUSTRALIA -- 2.0%
  Broken Hill Corp. Ltd......................      240,546     3,273,168
  CRA Ltd....................................      224,900     3,415,701
  News Corp. Ltd. ADR........................       94,000     1,997,500
  News Corp. Ltd. Pfd. ADR...................       46,900       832,475
  WMC Ltd....................................      564,500     3,925,398
                                                            ------------
                                                              13,444,242
                                                            ------------
BRAZIL -- 2.7%
  Banco Bradesco S.A. PN.....................  556,077,084     4,705,099
  Centrais Eletricas Brasileiras S.A. ON.....       63,836        16,957
  Cia. Cervejaria Brahma PN Warrants Expire
    9/30/96**................................      369,916       134,660
  Cia. Tecidos Norte de Minas Gerais PN......    9,556,000     3,243,813
  Cia. Vale do Rio Doce ADR..................      196,900     3,825,570
  Lojas Americanas S.A. PN...................   56,034,786       970,299
  Telecomunicacoes de Sao Paulo S.A. PN......   28,410,000     5,450,561
                                                            ------------
                                                              18,346,959
                                                            ------------
CANADA -- 0.6%
  Magna International, Inc. Class A..........       85,600     4,130,200
                                                            ------------
DENMARK -- 0.3%
  Unidanmark A/S 144A........................       52,990     2,343,788
                                                            ------------
FINLAND -- 1.3%
  Nokia Corp. ADR............................       24,000     1,014,000
  Nokia Corp. Class A........................      102,196     4,344,582
  UPM-Kymmene Corp...........................      139,020     3,178,986
                                                            ------------
                                                               8,537,568
                                                            ------------
FRANCE -- 7.6%
  Accor......................................       24,025     2,908,814
  AXA S.A....................................       56,764     3,186,318
  Bertrand Faure.............................      118,121     3,884,485
  BIC S.A....................................       35,620     5,199,127
  Carrefour Super Marche.....................       14,214     7,184,204
  Christian Dior S.A.........................       32,971     3,972,911
  Compagnie Generale Des Eaux................       39,100     3,771,764

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
FRANCE -- (CONTINUED)
  Compagnie Generale Des Eaux Certificates...        1,002  $     96,657
  Credit Local de France.....................       52,111     4,291,978
  G.T.M. Entrepose S.A.......................       67,182     4,040,474
  G.T.M. Entrepose S.A. Certificates.........        1,912       114,992
  Groupe Danone..............................        6,733       929,561
  L'Air Liquide..............................        8,300     1,413,115
  Legrand....................................        9,764     1,459,875
  Michelin Class B...........................       36,558     1,708,399
  Technip S.A................................       49,209     4,461,175
  Valeo S.A..................................       67,691     3,409,284
                                                            ------------
                                                              52,033,133
                                                            ------------
GERMANY -- 5.4%
  Adidas AG..................................       63,800     5,498,513
  Commerzbank AG.............................        7,950     1,832,466
  Degussa CN.................................        9,950     3,485,930
  Deutsche Bank AG...........................       68,890     3,412,369
  GEA AG Non Voting Pfd......................       10,346     3,356,820
  Hoechst AG.................................      172,450     6,026,541
  Man AG.....................................       12,260     3,082,817
  RWE AG.....................................       55,700     2,028,227
  SAP AG.....................................        5,450       905,509
  SAP AG 144A ADR............................       61,500     3,361,959
  Volkswagen AG..............................       10,821     4,015,634
                                                            ------------
                                                              37,006,785
                                                            ------------
HONG KONG -- 4.5%
  Cheung Kong Holdings Ltd...................      757,500     5,315,188
  Citic Pacific Ltd..........................    1,143,900     5,030,408
  Hong Kong and China Gas....................    2,409,000     3,894,781
  HSBC Holdings PLC..........................      409,408     7,069,381
  New World Development Company..............      858,000     4,161,547
  Sun Hung Kai Properties Ltd................      505,300     4,934,379
                                                            ------------
                                                              30,405,684
                                                            ------------
INDIA -- 0.7%
  India Liberalisation Fund Class A 144A
    **/****..................................      276,532     1,960,612
  Indian Opportunity Fund Ltd. **............      320,156     2,958,241
                                                            ------------
                                                               4,918,853
                                                            ------------
INDONESIA -- 1.1%
  PT Astra International***..................    2,320,100     3,022,125
  PT Telekomunikasi***.......................    2,177,500     3,068,866
  PT Telekomunikasi Indonesia ADR............       41,900     1,167,963
                                                            ------------
                                                               7,258,954
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
ISRAEL -- 1.0%
  Geotek Communications, Inc. Series M
    Cumulative Convertible Pfd.+.............          600  $  6,476,842
                                                            ------------
ITALY -- 2.7%
  Banca Fideuram S.p.A.......................    1,351,600     2,989,236
  Edison S.p.A...............................      460,000     2,485,499
  Istituto Mobiliare Italiano S.p.A..........      746,500     5,882,234
  Telecom Italia Mobile S.p.A**..............    1,014,784     2,089,775
  Telecom Italia Mobile Non-Convertible
    Savings Shares**.........................    1,347,050     1,641,221
  Telecom Italia Non-Convertible Savings
    Shares...................................    1,347,050     2,163,022
  Telecom Italia S.p.A.......................      724,984     1,423,373
                                                            ------------
                                                              18,674,360
                                                            ------------
JAPAN -- 22.2%
  Aida Engineering Ltd.......................       78,000       580,278
  Aoki International Company Ltd.............       58,000     1,121,444
  Aoyama Trading Company.....................       79,000     2,087,561
  Bank of Tokyo - Mitsubshi..................      137,000     2,787,681
  Chudenko Corp..............................       15,000       480,619
  Chugai Pharmaceutical Company Ltd..........      173,000     1,537,105
  Chugoku Bank, Ltd..........................       98,000     1,570,021
  Dai-Ichi Kangyo Bank Ltd...................      244,000     4,043,827
  Daiichi Pharmaceutical Company Ltd.........      203,000     3,102,661
  Daiwa House................................      247,000     3,524,998
  Daiwa Securities Company Ltd...............      107,000     1,211,767
  Danto Corp.................................       47,000       532,271
  Fuji Photo Film Company Ltd................      163,000     4,907,559
  Fujitsu Limited............................      309,000     2,785,296
  Higo Bank..................................      203,000     1,463,484
  Hitachi Cable..............................      153,000     1,119,925
  Hitachi Ltd................................      529,000     4,860,897
  Hitachi Metals Ltd.........................       93,000       856,275
  Hokuetsu Paper Mills.......................      189,000     1,444,342
  House Food Indl............................       92,000     1,677,194
  Industrial Bank of Japan Ltd...............      181,900     3,868,787
  Industrial Bank of Japan Ltd. Rights.......       14,552       150,062
  Kikkoman...................................      160,000     1,168,217
  Kinden Corp................................       83,000     1,268,576
  Kirin Brewery Company Ltd..................      127,000     1,309,640
  Kyocera Corp...............................       25,000     1,698,739
  Kyudenko Company Ltd.......................       53,000       678,298
  Kyushu Electric Power......................      171,000     3,668,447
  Makita Electric Works......................       85,000     1,220,882
  Maruichi Steel Tube........................       48,000       817,604
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
JAPAN -- (CONTINUED)
  Matsushita Electric Works..................      127,000  $  1,262,867
  Mitsubishi ElectricCorp....................      463,000     2,971,283
  Mitsubishi Estate Company Ltd..............      188,000     2,302,182
  Mitsubishi Gas and Chemical Company........      286,000     1,179,707
  Mitsubishi Steel Manufacturing **..........      257,500     1,299,236
  Mitsubishi Trust and Banking Corp..........      101,000     1,515,790
  Mitsui Petrochemical.......................      318,000     2,143,228
  Murata Manufacturing Company Ltd...........       50,000     1,767,793
  NEC Corp...................................      365,000     3,898,352
  Nichicon...................................      212,000     2,908,388
  Nippon Chemi-Con Corp......................      123,000       765,565
  Nippon Meat Packers........................      153,000     2,127,152
  Nippon Oil Company.........................      504,000     3,085,904
  Nippon Paper Industries Co.................      463,000     2,770,923
  Nisshin Steel Company Ltd..................      504,000     1,832,980
  Nomura Securities Company Ltd..............      188,000     3,271,522
  Ricoh Company Ltd..........................      160,000     1,561,550
  Rinnai.....................................       57,000     1,291,041
  Sakura Bank Ltd............................      289,000     2,740,724
  Sanwa Bank.................................      214,000     3,783,077
  Seino Transportation Company Ltd...........      198,000     2,916,858
  Sekisui Chemical Co........................      250,000     2,716,140
  Sekisui House Ltd..........................      463,000     4,902,403
  Shimachu...................................       26,000       742,105
  Shimano Inc................................       76,000     1,406,500
  Shin-Etsu Chemical Co......................      171,000     3,022,926
  Shionogi & Company Ltd.....................      193,000     1,508,673
  Shiseido Company Ltd.......................      238,000     2,892,551
  Sumitomo Bank Ltd..........................      102,000     1,868,889
  SXL Corp...................................      132,000     1,227,511
  Takara Standard............................       63,000       649,664
  Tohoku Electric Power Company..............      169,000     3,641,101
  Tokai Bank Ltd.............................      163,000     1,936,010
  Tokio Marine and Fire Insurance Company....      206,000     2,351,901
  Tokyo Style Corp. Ltd......................       81,000     1,297,671
  Toppan Printing............................      341,000     4,301,353
  Toshiba Corp...............................      526,000     3,399,797
  UNY Company Ltd............................       95,000     1,670,656
  Yakult Honsha..............................       22,000     1,595,065
  Yamaguchi Bank.............................      102,000     1,549,581
  Yamanouchi Pharmaceutical..................      142,000     2,928,644
  Yokogawa Bridge Corp.......................       51,000       638,615
                                                            ------------
                                                             151,188,335
                                                            ------------
MALAYSIA -- 2.3%
  Diversified Resources Berhad...............    1,568,700     5,129,350



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MALAYSIA -- (CONTINUED)
  Malayan Banking Berhad.....................      560,300  $  5,327,627
  Petronas Gas Berhad International..........      955,000     3,984,754
  YTL Corp. Berhad...........................      287,300     1,417,769
                                                            ------------
                                                              15,859,500
                                                            ------------
MEXICO -- 2.7%
  Cementos Mexicanos CPO, S.A................    1,134,500     4,147,232
  Corparacion GEO S.A. de C.V. Class B **....      691,600     3,486,522
  Corporacion Industrial SanLuis S.A. de C.V.
    CPO......................................      601,894     3,570,457
  Grupo Elektra S.A. de C.V. CPO.............      282,600     2,006,451
  Grupo Modelo S.A. de C.V. Class C..........      484,200     2,236,490
  Kimberly Clark de Mexico S.A. de C.V. Class
    A........................................      160,600     2,950,250
  Telefonos de Mexico S.A. de C.V.
    Unsponsored ADR..........................        4,400         6,875
                                                            ------------
                                                              18,404,277
                                                            ------------
NETHERLANDS -- 3.3%
  Akzo Nobel.................................       36,200     4,209,658
  Heineken N.V...............................       15,200     3,383,072
  Internationale Nederlanden Groep N.V.......      115,100     3,587,334
  Nutricia Verenigde Bedrijven N.V...........       26,100     3,493,007
  VNU Verenigd Bezit.........................       15,000       262,659
  Wolters Kluwer.............................       60,400     7,591,878
                                                            ------------
                                                              22,527,608
                                                            ------------
PHILIPPINES -- 1.0%
  Ayala Corp. Class B........................    2,940,600     3,428,452
  Philippine Long Distance Telephone Company
    ADR......................................       53,050     3,176,369
                                                            ------------
                                                               6,604,821
                                                            ------------
PORTUGAL -- 0.6%
  Portugal Telecom S.A. ADR **...............       52,380     1,394,617
  Portugal Telecom S.A. Register.............      103,000     2,755,946
                                                            ------------
                                                               4,150,563
                                                            ------------
PUERTO RICO -- 0.5%
  Cellular Communications of Puerto Rico,
    Inc. ADR **..............................      130,900     3,501,575
                                                            ------------
RUSSIA -- 0.2%
  PLD Telekom, Inc...........................      192,900     1,470,862
                                                            ------------
SINGAPORE -- 2.2%
  DBS Land Ltd...............................      470,600     1,565,878
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
SINGAPORE -- (CONTINUED)
  Overseas-Chinese Banking Corp. Ltd.***.....      458,770  $  5,512,416
  Singapore Press Holdings***................      168,400     2,921,408
  United Overseas Bank Ltd.***...............      488,980     4,693,374
                                                            ------------
                                                              14,693,076
                                                            ------------
SOUTH AFRICA -- 2.2%
  Amalgamated Banks of South Africa Ltd......      602,443     2,779,886
  Anglo American Industrial Corp. Ltd........       80,658     2,984,670
  Gencor Ltd.................................      910,500     3,206,844
  South African Breweries Ltd................      194,412     5,157,162
  South African Breweries Ltd. ADR...........       22,813       604,955
                                                            ------------
                                                              14,733,517
                                                            ------------
SOUTH KOREA -- 1.5%
  Korea Fund, Inc............................      551,525    10,547,916
                                                            ------------
SPAIN -- 2.3%
  Banco Intercontinental Espanol.............       34,400     3,892,212
  Banco Popular..............................       20,000     3,470,334
  Repsol S.A. ADR............................      122,500     3,996,562
  Telefonica de Espana ADR...................       81,700     4,524,137
                                                            ------------
                                                              15,883,245
                                                            ------------
SWEDEN -- 4.8%
  Astra AB Fria Class A......................      168,920     7,145,192
  Autoliv AB.................................      140,800     4,647,602
  Ericsson Telephone Company ADR Class B.....      249,460     5,753,171
  Hennes & Mauritz Fria Class B..............       70,004     7,275,890
  Mo Och Domsjo AB - B Shares................      138,200     3,998,081
  Stora Kopparbergs Bergslags Aktiebolag A
    Shares...................................      255,800     3,593,836
                                                            ------------
                                                              32,413,772
                                                            ------------
SWITZERLAND -- 5.1%
  ABB AG.....................................        5,006     6,171,952
  Ciba Geigy AG Registered...................        4,484     5,662,938
  Holderbank Financiere Glaris AG Class B....        5,507     4,214,260
  Roche Holding AG...........................          665     5,069,544
  Sandoz AG Registered.......................        3,250     3,868,790
  Schweiz Bankgesellschaft B.................        3,627     3,522,387
  Swiss Reinsurance Company Registered.......        6,010     6,497,974
                                                            ------------
                                                              35,007,845
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
THAILAND*** -- 2.3%
  Advanced Information Services Public
    Company Ltd..............................      214,900  $  2,844,891
  Krung Thai Bank Public Company Ltd.........      840,570     3,631,476
  Phatra Thanakit Public Company Ltd.........      325,000     1,932,224
  Siam Cement Company Ltd....................       80,500     3,101,308
  Thai Farmers Bank Public Company Ltd.......      405,300     4,305,208
  Thai Farmers Bank Public Company Ltd.
    Warrants Expire 09/15/2002...............       50,663       136,546
                                                            ------------
                                                              15,951,653
                                                            ------------
UNITED KINGDOM -- 13.1%
  Berkeley Group PLC.........................       20,400       185,199
  British Petroleum PLC......................      463,446     4,489,515
  British Sky Broadcasting Group PLC ADR**...       95,590     5,126,014
  Burton Group PLC...........................      952,800     2,268,455
  Dixons Group PLC...........................      294,921     2,490,930
  EMI Group PLC..............................      301,000     6,771,564
  Flextech PLC **............................      162,092     1,301,984
  General Cable PLC **.......................    1,198,400     3,330,277
  General Cable PLC ADR **...................      339,200     4,621,600
  International Cabletel, Inc. **............      182,842     4,433,918
  Land Securities PLC........................      364,000     3,872,806
  Rank Organisation PLC......................      116,100       812,024
  Reuters Holdings PLC Class B...............      249,520     2,906,048
  Reuters Holdings PLC ADR Class B...........       56,200     3,926,975
  Rolls Royce PLC............................    2,083,300     7,220,434
  Scottish & Newcastle PLC...................      514,100     5,437,703
  Standard Chartered Bank PLC................      941,459    10,435,618
  Unilever PLC...............................      104,800     2,077,077
  United News & Media PLC....................      275,000     3,076,149
  WPP Group PLC..............................    2,824,051    10,162,534
  Zeneca Group PLC...........................      180,900     4,321,043
                                                            ------------
                                                              89,267,867
                                                            ------------
    TOTAL COMMON AND CONVERTIBLE STOCKS,
     WARRANTS AND RIGHTS (Cost
     $610,436,063)...........................                657,374,025
                                                            ------------
                                                   PAR
                                                  (000)
                                               -----------
FOREIGN BONDS**** -- 0.4%
SOUTH AFRICA -- 0.4%
  Sappi BVI Finance Ltd. Convertible 144A
    7.500% 08/01/2002........................  $     3,240     2,948,400
                                                            ------------
    TOTAL FOREIGN BONDS
     (Cost $3,240,000).......................                  2,948,400
                                                            ------------
SHORT-TERM INVESTMENT -- 2.7%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................       18,530    18,530,000
                                                            ------------
    TOTAL SHORT-TERM INVESTMENT
     (Cost $18,530,000)......................                 18,530,000
                                                            ------------
                                                               VALUE
                                                            ------------
  TOTAL INVESTMENTS AT VALUE -- 99.5%
    (Cost $632,206,063)...................................  $678,852,425
  OTHER ASSETS IN EXCESS
    OF LIABILITIES -- 0.5%................................     3,418,376
                                                            ------------
  NET ASSETS (Applicable to
    35,142,215 BEA Shares) -- 100.0%......................  $682,270,801
                                                            ------------
                                                            ------------
  NET ASSET VALUE AND OFFERING
    PRICE PER SHARE
    ($682,270,801  DIVIDED BY 35,142,215).................        $19.41
                                                            ------------
                                                            ------------
  REDEMPTION PRICE PER SHARE
    ($19.41 X .9900)......................................        $19.22
                                                            ------------
                                                            ------------


  * Cost for Federal income tax purposes at August 31, 1996 is $632,398,515. The gross appreciation (depreciation) on a tax basis is as follows:

  Gross Appreciation..........  $    81,589,602
  Gross Depreciation..........      (35,135,692)
                                ---------------
  Net Appreciation............  $    46,453,910
                                ---------------
                                ---------------

  ** Non-income producing securities.
 *** Denotes foreign shares.
**** Certain conditions for public sales may exist.
   + Not readily marketable securities.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                            INVESTMENT ABBREVIATIONS


ADR...........................  American Depository Receipts


AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                               PER
                                   AMOUNT     SHARE
                                ------------  ------
Capital Paid-In...............  $655,735,487  $18.66
Accumulated Net Investment
 Income.......................     4,139,511     .12
Accumulated Net Realized Loss
 on Security and Foreign
 Exchange Transactions........   (24,260,422)   (.69)
Net Unrealized Appreciation on
 Investments and Other........    46,656,225    1.32
----------------------------------------------------
NET ASSETS....................  $682,270,801  $19.41
----------------------------------------------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA Emerging Markets Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COMMON AND CONVERTIBLE STOCKS, WARRANTS AND RIGHTS -- 95.6%
BRAZIL -- 15.7%
  Banco Bradesco S.A. PN.....................  321,471,549  $  2,720,047
  Centrais Eletricas de Santa Catarin PN
    Class B..................................      842,000       745,573
  Cia. Energetica de Minas Gerais 144A
    ADS****..................................          183         5,509
  Cia. Energetica de Minas Gerais ADR........       23,673       712,628
  Cia. Energetica de Minas Gerais PN.........   18,320,000       551,547
  Cia. Paulista de Forca e Luz ON**..........   14,527,220     1,307,793
  Cia. Tecidos Norte de Minas Gerais PN......    2,862,000       971,514
  Lojas Americanas S.A. PN...................   10,047,000       173,974
  Multibras Eletrodo S.A. PN.................      770,000     1,136,364
  Refrigeracao Parana S.A. PN................  573,223,000     1,483,251
  Santista Alimentos S.A.**..................      722,500     1,329,275
  Telecomunicacoes de Minas Gerais PN Class
    B........................................   22,548,000     2,562,273
  Telecomunicacoes de Minas Gerais S.A. ON...      280,905        25,150
  Telecomunicacoes de Sao Paulo S.A. PN......    3,430,928       658,236
  Telecomunicacoes do Parna S.A. PN..........    1,565,000       751,397
  Telecomunicacoes do Rio de Janeiro S.A.
    ON.......................................    2,260,000       240,142
  Telecomunicacoes do Rio de Janeiro S.A.
    PN.......................................   19,756,000     2,118,658
  Usinas Siderurgica de Minas Gerais S.A.
    PN.......................................  554,102,395       577,871
                                                            ------------
                                                              18,071,202
                                                            ------------
CHILE -- 2.8%
  Chilectra S.A. 144A ADR****................       14,849       804,549
  Enersis S.A. ADR...........................       19,400       603,825
  Madeco S.A. Sponsored ADR..................       49,600     1,171,800
  Maderas y Sinteticos ADR...................       46,500       656,813
                                                            ------------
                                                               3,236,987
                                                            ------------
COLOMBIA -- 2.0%
  Banco Ganadero S.A. PFD ADR 8.75%..........       19,100       386,775
  Banco Industrial Colombiano S.A. ADR.......       19,500       363,187

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COLOMBIA -- (CONTINUED)
  Carrulla & CIA 144A S.A. ADR****...........       45,400  $    244,252
  Cementos Diamante S.A. 144A ADS****........       42,300       444,150
  Cementos Paz del Rio 144A ADR****..........       34,200       410,400
  Gran Cadena Almacenes ADR..................       42,300       406,926
                                                            ------------
                                                               2,255,690
                                                            ------------
CROATIA -- 3.1%
  Pliva D.D. GDR 144A****....................       63,000     2,850,750
  Zagrebacka Banka GDR.......................       55,000       704,055
                                                            ------------
                                                               3,554,805
                                                            ------------
ECUADOR -- 0.5%
  Cemento Nacional Ecuador GDR...............        2,896       535,760
                                                            ------------
GHANA -- 2.6%
  Ashanti Goldfields Co. Ltd. Sponsored
    GDR......................................      159,500     2,970,687
                                                            ------------
HONG KONG -- 9.5%
  Cheung Kong Holdings Ltd...................      147,000     1,031,462
  Citic Pacific Ltd..........................      228,000     1,002,651
  Hang Seng Bank Ltd.........................       96,000       984,026
  Henderson Land Development Co. Ltd.........      130,000     1,017,267
  HKR International Ltd......................    1,153,600     1,454,776
  HSBC Holdings PLC..........................       60,000     1,036,021
  Hutchinson Whampoa Ltd.....................      175,000     1,059,303
  Sun Hung Kai Properties Ltd................       90,000       878,872
  Swire Pacific Ltd. Class A.................      106,500       947,019
  Wharf Holdings Ltd.........................      383,000     1,446,498
                                                            ------------
                                                              10,857,895
                                                            ------------
INDIA -- 3.2%
  Hindalco 144A GDR****......................       17,900       595,175
  India Fund Class B.........................      510,670       872,998
  Larsen & Toubro Ltd. GDR Reg. S New........       80,000     1,300,000
  Morgan Stanley India Investment Fund,
    Inc......................................      105,200       959,950
                                                            ------------
                                                               3,728,123
                                                            ------------
INDONESIA*** -- 4.2%
  Bank International Indonesia, PT...........      510,466     1,177,244
  Matahari Putra Prima, PT...................      385,250       505,934
  PT Astra International.....................      494,000       643,476
  PT Bank Dagang Nasional....................    1,071,000       754,709



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
INDONESIA*** -- (CONTINUED)
  PT Hanjaya Mandala Sampoerna...............       82,500  $    794,523
  PT Telekomunikasi..........................      637,000       897,758
                                                            ------------
                                                               4,773,644
                                                            ------------
ISRAEL -- 4.9%
  ECI Telecom Ltd............................       64,140     1,322,887
  Elscint Ltd. ADR...........................       15,050       137,331
  Geotek Communications, Inc.**..............      167,400     1,527,525
  Koor Industries Ltd. ADR**.................       67,300     1,160,925
  Tecnomatix Technologies**..................       38,200       759,225
  Teva Pharmaceutical Industries Ltd. ADR....       19,130       697,049
                                                            ------------
                                                               5,604,942
                                                            ------------
MALAYSIA -- 7.9%
  Diversified Resources Berhad...............      210,000       686,660
  Malayan Banking Berhad.....................      296,500     2,819,278
  Malaysian Resources Corp. Berhad...........      414,000     1,312,177
  New Straits Times Press Berhad.............      244,000     1,370,512
  Renong Berhad Holding Company..............      515,000       752,096
  Time Engineering...........................      391,000       831,414
  Time Engineering New Class A...............      195,500       415,707
  United Engineers Malaysia Ltd..............      128,000       908,967
                                                            ------------
                                                               9,096,811
                                                            ------------
MEXICO -- 9.9%
  Apasco S.A. de C.V.........................      170,240     1,145,792
  Cementos Mexicanos S.A. de C.V. Class B....      395,000     1,636,820
  Corporacion GEO S.A. de C.V. 144A ADR Class
    B**/****.................................       38,100       767,334
  Corporacion GEO S.A. de C.V. Class B**.....      140,780       709,706
  Corporacion Industrial SanLuis S.A. de C.V.
    CPO......................................      414,574     2,459,268
  Grupo Elektra S.A. de C.V. CPO.............      228,000     1,618,792
  Grupo Financiero Banamex Accival S.A. de
    C.V. Class B.............................      508,900     1,079,922
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MEXICO -- (CONTINUED)
  Grupo Modelo S.A. de C.V. Class C..........      295,000  $  1,362,587
  Kimberly Clark de Mexico S.A. de C.V. Class
    A........................................       30,770       565,250
                                                            ------------
                                                              11,345,471
                                                            ------------
PERU -- 1.7%
  Backus y Johnson...........................      476,231       476,231
  Banco Wiese ADR............................       54,900       384,300
  Credicorp Ltd. ADR.........................       27,800       542,100
  Southern Peru Copper Corp. ADR.............       32,800       500,200
                                                            ------------
                                                               1,902,831
                                                            ------------
PHILIPPINES -- 1.8%
  Ayala Corp. Class B........................      908,400     1,059,105
  Philippine National Bank...................       59,000       986,716
                                                            ------------
                                                               2,045,821
                                                            ------------
PORTUGAL -- 3.0%
  Banco Comercial Portugues PFD Series A.....       22,000     1,094,500
  Portugal Telecom S.A. ADR**................       17,300       460,613
  Portugal Telecom S.A. Register**...........       27,000       722,432
  Sonae Industria e Investimentos S.A........       42,050     1,211,328
                                                            ------------
                                                               3,488,873
                                                            ------------
PUERTO RICO -- 0.7%
  Cellular Communications of Puerto Rico,
    Inc. ADR**...............................       30,700       821,225
                                                            ------------
RUSSIA -- 0.7%
  PLD Telekom, Inc.**........................      101,900       776,988
                                                            ------------
SINGAPORE -- 1.7%
  Overseas-Chinese Banking Corp. Ltd.***.....       55,000       660,860
  Straits Steamship Land Ltd.................      215,000       736,793
  United Overseas Bank Ltd.***...............       61,280       588,183
                                                            ------------
                                                               1,985,836
                                                            ------------
SOUTH AFRICA -- 7.8%
  Amalgamated Banks of South Africa Ltd......      114,959       530,462
  Anglo American Industrial Corp. Ltd........       49,916     1,847,092
  Barlow Ltd.................................       65,100       599,338



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
SOUTH AFRICA -- (CONTINUED)
  Gencor Ltd.................................      285,430  $  1,005,304
  Murray and Roberts Holdings................      283,608       979,921
  Nasionale Pers Beperk......................       55,987       586,578
  Nedcor Ltd. Warrants**.....................        7,300        12,775
  Pepkor Ltd.................................      381,000     1,528,756
  SA Iron & Steel Industrial Corp. Ltd.......    1,848,647     1,108,529
  Samancor Ltd...............................       58,500       746,573
                                                            ------------
                                                               8,945,328
                                                            ------------
SOUTH KOREA -- 4.5%
  Korea Asia Fund Ltd. IDR**.................       22,500       500,625
  Korea Electric Power ADR New**.............       58,000     1,232,500
  Korea Fund, Inc............................      176,350     3,372,694
                                                            ------------
                                                               5,105,819
                                                            ------------
THAILAND*** -- 7.4%
  Advanced Information Services Public
    Company Ltd..............................       53,700       710,892
  Bangkok Bank Ltd...........................      152,000     1,927,864
  Krung Thai Bank Public Company Ltd.........      349,980     1,512,002
  Phatra Thanakit Public Company Ltd.........      300,700     1,787,753
  PTT Exploration & Production Public Company
    Ltd......................................       50,600       693,920
  Siam Cement Company Ltd....................       19,800       762,806
  Thai Farmers Bank Public Company Ltd.......      100,000     1,062,227
  Thai Farmers Bank Public Company Ltd.
    Warrants Expire 09/15/2002...............       12,500        33,690
                                                            ------------
                                                               8,491,154
                                                            ------------
    TOTAL COMMON AND CONVERTIBLE STOCKS,
     WARRANTS AND RIGHTS (Cost
     $101,425,342)...........................                109,595,892
                                                            ------------
                                                   PAR
                                                  (000)
                                               -----------
FOREIGN BONDS**** -- 0.8%
COLOMBIA -- 0.8%
  Banco de Colombia Convertible 144A
    5.200% 02/01/1999........................  $     1,100       968,000
                                                            ------------
  TOTAL FOREIGN BONDS
   (Cost $1,218,096).........................                    968,000
                                                            ------------
                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
SHORT-TERM INVESTMENT -- 2.1%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $     2,388  $  2,388,000
                                                            ------------
    TOTAL SHORT-TERM INVESTMENT
     (Cost $2,388,000).......................                  2,388,000
                                                            ------------
  TOTAL INVESTMENTS AT VALUE -- 98.5% (Cost
    $105,031,438).........................................  $112,951,892
  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%...........
                                                               1,739,317
                                                            ------------
  NET ASSETS (Applicable to 6,300,570 BEA Shares) --
    100.0%................................................  $114,691,209
                                                            ------------
                                                            ------------
  NET ASSET VALUE AND OFFERING PRICE PER
    SHARE($114,691,209  DIVIDED BY 6,300,570).............        $18.20
                                                            ------------
                                                            ------------
  REDEMPTION PRICE PER SHARE
    ($18.20 X .9850)......................................        $17.93
                                                            ------------
                                                            ------------


   * Cost for Federal income tax purposes at August 31, 1996 is $105,388,350. The gross appreciation (depreciation) on a tax basis is as follows:


Gross Appreciation...........................  $  15,753,954
Gross Depreciation...........................     (8,190,412)
                                               -------------
Net Appreciation.............................  $   7,563,542
                                               -------------
                                               -------------


  ** Non-income producing securities.
 *** Denotes foreign shares.
**** Certain conditions for public sales may exist.

                            INVESTMENT ABBREVIATIONS

ADR...........................  American Depository Receipts
ADS...........................  American Depository Shares
GDR...........................  Global Depository Receipts

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $ 129,649,735  $   20.58
Accumulated Net Investment Loss....       (152,984)      (.02)
Accumulated Net Realized Loss on
 Security and Foreign Exchange
 Transactions......................    (22,726,257)     (3.61)
Net Unrealized Appreciation on
 Investments and Other.............      7,920,715       1.25
-------------------------------------------------------------
NET ASSETS                           $ 114,691,209  $   18.20
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. Core Equity Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
COMMON AND CONVERTIBLE STOCKS -- 93.7%
AEROSPACE / DEFENSE -- 6.2%
  Coltec Industries, Inc.**..................        80,700    $   1,210,500
  Lockheed Martin Corp.......................        18,000        1,514,250
  Raytheon Company...........................        15,000          772,500
  Whittaker Corp.**..........................        10,000          140,000
                                                               -------------
                                                                   3,637,250
                                                               -------------
BROADCASTING -- 0.5%
  Providence Journal Company**...............        16,000          310,000
                                                               -------------
                                                                     310,000
                                                               -------------
BUSINESS SERVICES -- 5.0%
  Automatic Data
    Processing, Inc..........................        35,000        1,456,875
  DST Systems, Inc.**........................        28,000          861,000
  Equifax, Inc...............................        25,200          642,600
                                                               -------------
                                                                   2,960,475
                                                               -------------
CHEMICALS -- 2.1%
  Great Lakes Chemical Corp..................        12,000          690,000
  The Scotts Company Class A**...............        27,000          506,250
                                                               -------------
                                                                   1,196,250
                                                               -------------
CONGLOMERATES -- 5.4%
  Allied-Signal, Inc.........................         9,500          586,625
  General Electric Co........................        15,000        1,246,875
  Philip Morris Companies, Inc...............         7,550          677,612
  Whitman Corp...............................        30,000          671,250
                                                               -------------
                                                                   3,182,362
                                                               -------------
CONSTRUCTION & BUILDING MATERIALS -- 2.9%
  Fluor Corp.................................        10,000          640,000
  Masco Corp.................................        20,000          582,500
  USG Corporation**..........................        16,000          456,000
                                                               -------------
                                                                   1,678,500
                                                               -------------
CONSUMER PRODUCTS -- 4.1%
  Clorox Co..................................         7,000          655,375
  Colgate-Palmolive Co.......................         7,200          585,000
  Gillette Co................................        10,000          637,500
  Newell Co..................................        17,000          529,125
                                                               -------------
                                                                   2,407,000
                                                               -------------
ELECTRONICS -- 5.7%
  Berg Electronics Corp.**...................        30,000          727,500
  Electronic Data Systems Corp...............        11,000          599,500
  Emerson Electric Co........................        22,000        1,842,500
  Intel Corp.................................         2,500          199,531
                                                               -------------
                                                                   3,369,031
                                                               -------------
ENERGY -- 6.2%
  Exxon Corporation..........................        10,000          813,750
  McDermott International, Inc...............        60,000        1,245,000
  Mobil Corporation..........................         6,000          676,500

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
ENERGY -- (CONTINUED)
  Schlumberger, Ltd..........................        11,000    $     928,125
                                                               -------------
                                                                   3,663,375
                                                               -------------
ENTERTAINMENT -- 3.3%
  GTech Holdings Corporation**...............        70,000        1,942,500
                                                               -------------
FINANCIAL SERVICES -- 13.7%
  ACE Limited Ordinary Shares................        30,000        1,398,750
  Allstate Corp..............................        16,000          714,000
  Associates First Capital Corp..............        20,000          790,000
  Citicorp...................................         6,900          574,425
  EXEL Limited...............................        24,000          804,000
  Federal National Mortgage
    Association..............................        15,000          465,000
  H & R Block, Inc...........................        21,500          537,500
  J.P. Morgan & Co.,
    Incorporated.............................         9,000          788,625
  NationsBank Corporation....................        10,000          851,250
  Southern National Corporation..............        18,000          562,500
  State Street Boston Corporation............        11,400          617,025
                                                               -------------
                                                                   8,103,075
                                                               -------------
FOOD & BEVERAGE -- 3.8%
  Heinz H.J. Company.........................        55,000        1,732,500
  Nabisco Holdings Corporation Class A.......        16,000          538,000
                                                               -------------
                                                                   2,270,500
                                                               -------------
HEALTH CARE -- 5.9%
  Amgen, Inc.**..............................        10,200          594,150
  Boston Scientific Corporation**............        12,200          559,675
  Humana, Inc.**.............................        46,200          866,250
  McKesson Corporation.......................        35,000        1,491,875
                                                               -------------
                                                                   3,511,950
                                                               -------------
INDUSTRIAL GOODS & MATERIALS -- 4.5%
  Canadian Pacific Limited
    Ordinary Shares..........................        38,000          855,000
  Dover Corporation..........................        13,500          592,313
  Illinois Tool Works Inc....................         9,000          622,125
  Tyco International Ltd.....................        14,200          599,950
                                                               -------------
                                                                   2,669,388
                                                               -------------
MANUFACTURING -- 1.2%
  Eastman Kodak Company......................        10,000          725,000
                                                               -------------
PACKAGING -- 2.0%
  Owens-Illinois, Inc.**.....................        75,000        1,153,125
                                                               -------------
PAPER & FOREST PRODUCTS -- 1.6%
  Schweitzer-Mauduit
    International, Inc.......................        30,000          960,000
                                                               -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. CORE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
PHARMACEUTICALS -- 5.1%
  Barr Laboratories, Inc.**..................        27,000    $     695,250
  Pharmacia & Upjohn, Inc.**.................        20,000          840,000
  Smithkline Beecham Plc ADR.................        25,000        1,456,250
                                                               -------------
                                                                   2,991,500
                                                               -------------
PUBLISHING & INFORMATION SERVICES -- 3.2%
  Hollinger International, Inc...............        85,000          924,375
  Tribune Company............................        13,000          934,375
                                                               -------------
                                                                   1,858,750
                                                               -------------
REAL ESTATE -- 2.2%
  Starwood Lodging Trust.....................        17,000          646,000
  Trinet Corporate Realty Trust Inc..........        20,000          630,000
                                                               -------------
                                                                   1,276,000
                                                               -------------
RESTAURANTS HOTELS & GAMING -- 3.4%
  Marriott International, Inc................        20,000        1,097,500
  McDonald's Corporation.....................        20,000          927,500
                                                               -------------
                                                                   2,025,000
                                                               -------------
TELECOMMUNICATIONS -- 2.2%
  AT&T Corp..................................        12,600          661,500
  Frontier Corp..............................        22,000          649,000
                                                               -------------
                                                                   1,310,500
                                                               -------------
TRANSPORTATION -- 3.5%
  AMR Corporation**..........................         9,000          738,000
  Canadian National Railway
    Company..................................        35,000          669,375
  Continental Airlines, Inc.
    Class B**................................        30,000          678,750
                                                               -------------
                                                                   2,086,125
                                                               -------------
  TOTAL COMMON AND
    CONVERTIBLE STOCKS
    (Cost $51,562,892).......................                     55,287,656
                                                               -------------


                                                    PAR
                                                   (000)
                                               -------------
CORPORATE BONDS -- 1.5%
TRANSPORTATION -- 1.5%
  Santa Fe Pacific Pipeline Partners L.P.
    Conv. Debentures
    (Baa3, BB)
    11.000% 08/15/2010.......................  $         735         896,700
                                                               -------------
  TOTAL CORPORATE BONDS
    (Cost $952,300)..........................                        896,700
                                                               -------------

                                                    PAR
                                                   (000)           VALUE
                                               -------------   -------------
SHORT TERM INVESTMENT -- 4.7%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $       2,775   $   2,775,000
                                                               -------------
    TOTAL SHORT TERM
     INVESTMENT
     (Cost $2,775,000).......................                      2,775,000
                                                               -------------
  TOTAL INVESTMENTS AT VALUE -- 99.9%
    (Cost $55,290,192)......................................     $58,959,356
  OTHER ASSETS IN EXCESS OF
    LIABILITIES -- 0.1%.....................................          56,078
                                                               -------------
  NET ASSETS (Applicable to 3,098,175 BEA Shares) --
    100.0%..................................................     $59,015,434
                                                               -------------
                                                               -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
    SHARE ($59,015,434  DIVIDED BY 3,098,175)...............          $19.05
                                                               -------------
                                                               -------------



  * Cost for Federal income tax purposes at August 31, 1996 is $55,282,034. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $   4,785,484
Gross Depreciation...........................     (1,108,162)
                                               -------------
Net Appreciation.............................  $   3,677,322
                                               -------------
                                               -------------



 ** Non-income producing securities.


                            INVESTMENT ABBREVIATIONS

ADR...........................  American Depository Receipts

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  50,559,008  $   16.32
Accumulated Net Investment Income..        410,275        .13
Accumulated Net Realized Gain on
 Security Transactions.............      4,376,987       1.41
Net Unrealized Appreciation on
 Investments and Other.............      3,669,164       1.19
-------------------------------------------------------------
NET ASSETS                           $  59,015,434  $   19.05
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
CORPORATE BONDS -- 23.1%
BANKING -- 3.0%
  Citicorp Medium Term Notes (A2, A)
    6.750% 10/15/2007........................  $      555   $     517,538
  Credit Lyonnais Perpetual Sub Variable Rate
    Notes, Rule 144A (Baa2, NR)****/+/+++
    6.625%...................................         300         290,055
  First Nationwide (Parent) Holdings, Inc.
    Sr. Notes (B2, B)
    12.500% 04/15/2003.......................         435         451,313
  Hongkong & Shanghai Banking Corp Ltd.
    Perpetual Sub. FRN Series 1 (Baa1,
    NR)+/+++
    6.000%...................................         580         492,536
  Hongkong & Shanghai Banking Corp Ltd.
    Perpetual Sub. FRN Series 2 (Baa1,
    NR)+/+++
    5.813%...................................          60          50,619
  Midland Bank Plc Perpetual Sub. FRN Series
    2 (A1, A-)+/+++
    5.750%...................................         390         334,523
  National Westminster Bank PLC Perpetual
    Sub. FRN Series B (Aa3, A+)+/+++
    5.875%...................................         480         418,992
  Santander Financial Issuances Perpetual
    Sub. FRN
    (A2, NR) +/+++
    6.525%...................................         500         493,800
  Swiss Bank Corp. New York Subordinated
    Notes (Aa2, AA)
    6.750% 07/15/2005........................         580         554,625
                                                            -------------
                                                                3,604,001
                                                            -------------
CABLE -- 1.9%
  Adelphia Communications Corporation Senior
    Notes, Series B PIK Bonds (B3, B)
    9.500% 02/15/2004........................          15          12,209
  Falcon Holding Group L.P. Senior
    Subordinated Notes PIK Bonds (NR, NR)
    11.000% 09/15/2003.......................         877         818,180
  Kabelmedia Holding Gmbtt Yankee Senior
    Discount Notes (B3, B-)++
    13.625% 08/01/2006.......................         900         465,750

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
CABLE -- (CONTINUED)
  Summit Communications Group, Inc. Senior
    Subordinated Notes (Ba3, BB+)
    10.500% 04/15/2005.......................  $      865   $     939,606
                                                            -------------
                                                                2,235,745
                                                            -------------
CHEMICALS -- 0.9%
  Reliance Industries Ltd. 144A Yankee Notes
    (NR, NR)
    10.500% 08/06/2046.......................         780         770,250
  UCC Investors Holdings Inc. Subordinated
    Discount Notes (B3, B-)++
    12.000% 05/01/2005.......................         290         249,763
                                                            -------------
                                                                1,020,013
                                                            -------------
CONSTRUCTION & BUILDING MATERIALS -- 0.3%
  J.M. Peters Company, Inc., Senior Notes
    (B3, NR)
    12.750% 05/01/2002.......................         440         404,800
                                                            -------------
ENERGY -- 1.3%
  Gulf Canada Resources Ltd. Yankee Senior
    Notes (Ba2, BB+)
    8.350% 08/01/2006........................         800         777,000
  Gulf Canada Resources Yankee Subordinated
    Debentures (Ba3, BB-)
    9.625% 07/01/2005........................         240         246,600
  PDV America, Inc. Guaranteed Senior Notes
    (Baa3, B)
    7.875% 08/01/2003........................         505         481,644
                                                            -------------
                                                                1,505,244
                                                            -------------
ENTERTAINMENT -- 2.1%
  Six Flags Entertainment Notes (Baa3,
    BBB-)++
    5.293% 12/15/1999........................          15          11,831
  Time Warner, Inc. Debentures (Ba1, BBB-)
    6.850% 01/15/2026........................       2,570       2,451,138
                                                            -------------
                                                                2,462,969
                                                            -------------
ENVIRONMENTAL SERVICES -- 0.3%
  EnviroSource, Inc. Senior Notes (B3, B-)
    9.750% 06/15/2003........................         390         361,725
                                                            -------------
FINANCIAL SERVICES -- 5.6%
  AT&T Capital Corporation Medium Term Notes
    Series 3 (Baa3, A)
    6.030% 10/27/1997........................       1,500       1,491,375



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FINANCIAL SERVICES -- (CONTINUED)
  Fifth Mexican Acceptance Corp. Rule 144A
    Notes Tranche A (NR, NR)****/++++
    8.000% 12/15/1998........................  $      760   $     235,600
  Ford Holdings, Inc. Guaranteed Notes (A1,
    A+)
    9.250% 03/01/2000........................          10          10,638
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    7.250% 07/20/1998........................         125         126,250
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    7.375% 04/15/1999........................       1,120       1,134,000
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.625% 04/24/2000........................       1,290       1,273,875
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.900% 06/06/2000........................         140         139,300
  General Motors Acceptance Corp. Medium Term
    Notes (A3, A-)
    6.900% 07/05/2000........................         165         163,969
  Gentra Inc. Subordinated Debentures (NR,
    NR)
    7.500% 12/31/2001........................         800         667,982
  L'Auxiliare du Credit Foncier de France
    Guaranteed FRN (Ba1, NR)
    5.332% 09/25/2002........................         420         403,116
  L'Auxiliare du Credit Foncier de France Sr.
    Unsubordinated Notes (Baa1, A)
    8.000% 01/14/2002........................         930         960,806
                                                            -------------
                                                                6,606,911
                                                            -------------
FOOD & BEVERAGE -- 0.3%
  Fresh del Monte Produce Senior Notes Series
    B (Caa, CCC+)
    10.000% 05/01/2003.......................         400         375,000
                                                            -------------
INDUSTRIAL GOODS & MATERIALS -- 0.9%
  Specialty Equipment Companies Inc. Senior
    Subordinated Note (B3, B-)
    11.375% 12/01/2003.......................         300         317,250
  Tenneco, Inc. Debentures (Baa2, BBB-)
    7.250% 12/15/2025........................         840         768,600
                                                            -------------
                                                                1,085,850
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
PACKAGING -- 0.4%
  Crown Packaging 144A Units (NR, NR)++
    14.000% 08/01/2006.......................  $      350   $     136,500
  Gaylord Container Corp. Senior Subordinated
    Debentures (Caa, B-)
    12.750% 05/15/2005.......................         300         321,750
  Stone Container Corp. First Mortgage Notes
    (B1, BB-)
    10.750% 10/01/2002.......................          20          20,650
                                                            -------------
                                                                  478,900
                                                            -------------
PAPER & FOREST PRODUCTS -- 0.7%
  P.T. Indah Kiat Pulp & Paper Corp.
    Guaranteed Notes, Series B (Ba2, BB)
    11.875% 06/15/2002.......................         190         198,550
  P.T. Indah Kiat Pulp & Paper Corp. Sr.
    Secured Debentures (Ba2, BB)
    8.875% 11/01/2000........................         610         593,225
                                                            -------------
                                                                  791,775
                                                            -------------
REAL ESTATE -- 0.6%
  Chelsea GCA Realty Inc. Guaranteed Notes
    (Ba2, BB+)
    7.750% 01/26/2001........................         750         741,563
                                                            -------------
RETAIL -- 0.5%
  Hills Stores, Inc. Senior Notes Series B
    (B1, NR)
    12.500% 07/01/2003.......................         320         297,600
  Pueblo Xtra International, Inc. Senior
    Notes (B2, B-)
    9.500% 08/01/2003........................         275         247,500
                                                            -------------
                                                                  545,100
                                                            -------------
STEEL -- 0.3%
  Armco, Inc. Senior Notes (B2, B)
    9.375% 11/01/2000........................         330         326,287
                                                            -------------
                                                                  326,287
                                                            -------------
TELECOMMUNICATIONS -- 2.0%
  BellSouth Telecommunications, Inc.
    Debentures (Aaa, AAA)
    5.850% 11/15/2045........................       1,495       1,444,544
  Nippon Telegraph & Telephone Corp. Yankee
    Notes (Aaa, AAA)
    9.500% 07/27/1998........................          70          73,587
  Rogers Cantel Mobile Communications Inc.
    Yankee Senior Secured Debentures (Ba3,
    BB+)
    9.375% 06/01/2008........................         710         696,687



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  Videotron Holdings Plc Yankee Senior
    Discount Notes (B3, B+)++
    11.000% 08/15/2005.......................  $      325   $     214,094
                                                            -------------
                                                                2,428,912
                                                            -------------
TRANSPORTATION -- 0.7%
  Delta Air Lines, Inc. Debentures (Ba1, BB)
    10.375% 02/01/2011.......................         585         691,031
  NWA Trust Mezzanine Aircraft Notes Series D
    (Ba1, BB+)
    13.875% 06/21/2008.......................          90         105,300
                                                            -------------
                                                                  796,331
                                                            -------------
UTILITIES -- 1.3%
  Long Island Lighting Co. Debentures (Ba3,
    BB+)
    9.000% 11/01/2022........................         990         899,662
  Niagara Mohawk Power Corp. First Mortgage
    Bonds (Ba3, BB-)
    5.875% 09/01/2002........................         420         352,275
  Niagara Mohawk Power Corp. First Mortgage
    Bonds (Ba3, BB-)
    7.375% 08/01/2003........................         305         273,356
  Toledo Edison Co. Debentures (B1, B+)
    8.700% 09/01/2002........................          45          41,175
                                                            -------------
                                                                1,566,468
                                                            -------------
    TOTAL CORPORATE BONDS
      (Cost $27,665,451).....................                  27,337,594
                                                            -------------
FOREIGN GOVERNMENT BONDS -- 2.2%
  Federal Republic of Brazil Interest Due
    Bonds FRN (B1, NR)+
    6.688% 01/01/2001........................         683         655,200
  Republic of Argentina Step-Up Par Bonds
    Non-U.S. Tranche Series L-G-P (B1, BB-)
    5.250% 03/31/2023........................         500         268,125
  Republic of Colombia Yankee Notes (Baa3,
    BBB-)
    7.250% 02/15/2003........................         410         381,813
  Republic of Turkey Trust Series T-2 (Aaa,
    AAA)
    9.400% 11/15/1996........................           1             528
  The Polish People's Republic Discount Bonds
    FRN
    (Baa3, BBB-)+
    6.438% 10/27/2024........................         610         587,506
  United Mexican States Par Bonds Series A
    (Ba2, BB)
    6.250% 12/31/2019........................       1,000         662,500
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FOREIGN GOVERNMENT BONDS -- (CONTINUED)
    TOTAL FOREIGN GOVERNMENT BONDS (Cost
      $2,386,785)............................               $   2,555,672
                                                            -------------
AGENCY OBLIGATIONS -- 32.7%
FEDERAL HOME LOAN MORTGAGE CORP -- 9.6%
  FHLMC
    6.000% 06/01/1999........................  $       20          19,522
    6.000% 11/01/1999........................          59          56,948
    7.000% 08/01/2000........................         101          99,898
    6.000% 01/01/2001........................         272         264,233
    6.000% 02/01/2001........................         214         207,922
    7.000% 04/01/2008........................          29          28,075
    7.000% 08/01/2010........................         267         262,750
    7.000% 09/01/2010........................       2,907       2,850,162
    7.000% 11/01/2010........................         208         204,324
    7.000% 12/01/2010........................         256         250,740
    7.000% 01/01/2011........................         351         344,491
    7.000% 04/01/2011........................          39          38,393
    7.000% 05/01/2011........................         743         728,772
    7.000% 06/01/2011........................         380         372,652
    8.000% 04/01/2025........................         967         968,109
    8.000% 06/01/2025........................         109         109,398
    8.000% 08/01/2025........................         122         121,979
    8.000% 12/01/2025........................         289         288,652
    8.000% 01/01/2026........................         369         369,231
    6.000% 03/01/2026........................         229         205,894
    8.000% 05/01/2026........................         378         378,717
    8.000% 06/01/2026........................       2,459       2,461,559
  FHLMC Series 1014 Class E
    7.950% 02/15/2020........................         768         780,958
                                                            -------------
                                                               11,413,379
                                                            -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.8%
  FNMA
    7.500% 01/01/2000........................          54          54,274
    7.500% 04/01/2000........................         563         565,206
    7.500% 07/01/2000........................          68          68,247
    5.500% 04/01/2001........................          24          22,503
    7.500% 06/01/2001........................         101         101,692
    7.500% 09/01/2001........................         731         734,781
    6.000% 10/01/2001........................       1,727       1,652,415
    7.500% 12/01/2001........................          47          47,183
    6.000% 10/01/2002........................         177         169,246
    7.500% 06/01/2003........................         413         414,973
    7.500% 07/01/2003........................         733         735,970
    10.00% 02/01/2005........................          58          61,268
    10.00% 01/01/2010........................           9           9,211
    6.000% 11/01/2010........................         237         222,503
    6.000% 01/01/2011........................       1,356       1,271,683
    6.000% 02/01/2025........................         211         189,465
    7.000% 07/01/2025........................          26          24,616
    7.000% 09/01/2025........................         729         694,243
    7.000% 10/01/2025........................         728         692,838



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
    6.000% 01/01/2026........................  $      102   $      91,170
    6.000% 02/01/2026........................       1,172       1,052,136
    7.000% 04/01/2026........................       7,087       6,748,205
    7.000% 10/01/2026........................         646         615,152
  FNMA (TBA)**
    7.000% 01/01/2003........................       2,550       2,522,906
  FNMA 1991-165 Class M
    8.250% 12/25/2021........................          13          13,307
                                                            -------------
                                                               18,775,193
                                                            -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.0%
  GNMA
    8.250% 08/15/2004........................           1           1,074
    9.000% 11/15/2004........................           2           1,838
    9.000% 12/15/2004........................           1           1,339
    8.250% 04/15/2006........................           2           2,265
    7.000% 09/01/2008........................         342         336,632
    7.000% 11/15/2008........................         296         291,533
    7.000% 02/01/2009........................         150         147,455
    7.000% 03/15/2009........................         368         361,754
    7.000% 04/15/2009........................         349         343,046
    7.000% 05/01/2009........................         273         268,765
    7.000% 01/15/2011........................         787         774,410
    7.000% 02/15/2011........................         529         520,033
    13.50% 07/15/2014........................           1             924
    9.000% 06/15/2016........................         105         109,845
    8.000% 04/15/2017........................         191         190,830
    9.000% 10/15/2017........................         483         504,247
    9.000% 08/15/2021........................         829         865,106
  GNMA (TBA)**
    8.000% 01/15/2025........................       1,130       1,129,294
                                                            -------------
                                                                5,850,390
                                                            -------------
MISCELLANEOUS -- 2.3%
  National Archive Facility Trust COP (Aaa,
    AAA)
    8.500% 09/01/2019........................         436         468,688
  Tennessee Valley Authority Debentures (NR,
    AAA)
    5.980% 04/01/2036........................           2       2,289,262
                                                            -------------
                                                                2,757,950
                                                            -------------
  TOTAL AGENCY OBLIGATIONS (Cost
    $39,434,857).............................                  38,796,912
                                                            -------------
ASSET BACKED SECURITIES -- 3.0%
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1993-B, Class A (Aaa, AAA)
    4.950% 08/15/2008........................           8           7,514
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1994-A, Class A (Aaa, AAA)
    4.700% 07/15/2009........................  $        8   $       8,075
  Fleetwood Credit Corporation Grantor Trust
    Retail Installment Sale Contracts Series
    1994-B, Class A (Aaa, AAA)
    6.750% 03/15/2010........................          89          88,329
  Goldome Credit Corporation Home Equity
    Trust Series 1990-1, Class A (Aa2, AA)
    10.000% 07/15/2005.......................          22          22,313
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1993-4, Class A-2 (Aa2, NR)
    5.850% 01/15/2019........................         105         103,348
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-5, Class A-3 (Aaa, AAA)
    6.250% 10/15/2025........................         420         407,001
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-6, Class A-2 (Aaa, AAA)
    6.400% 08/15/2025........................       1,210       1,201,315
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-6, Class A-3 (Aaa, AAA)
    6.650% 11/15/2025........................         130         127,770
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-7, Class A-2 (Aaa, AAA)
    6.150% 11/15/2026........................         165         164,250
  Green Tree Financial Corporation
    Manufactured Housing Contracts Series
    1995-8, Class A-2 (Aaa, AAA)
    6.150% 12/15/2026........................         135         133,636
  New York City Tax Lien Collateralized
    Bonds, Series 1996-1, Class C (NR, A)
    7.110% 02/25/2005........................       1,212       1,209,096



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
  World Omni Automobile Lease Securitization
    Trust, Retail Closed-End Lease Contracts
    Series 1995-A, Class A
    (Aaa, AAA)
    6.050% 11/25/2001........................  $      125   $     124,487
                                                            -------------
    TOTAL ASSET BACKED SECURITIES (Cost
      $3,629,688)............................                   3,597,134
                                                            -------------
COLLATERIZED MORTGAGED BACKED SECURITIES -- 4.3%
  Asset Securitization Corporation Series
    1995-MD4, Class A1 (NR, AAA)
    7.100% 08/13/2029........................         119         114,470
  CBM Funding Corporation Series 1996-1,
    Class B (NR, A)
    7.480% 02/01/2008........................       1,000         983,750
  Carousel Center Finance Inc. Series, 1
    Class C Rule 144A (NR, BBB+)
    7.527% 11/15/2007........................         463         450,368
  Collateralized Mortgage Obligation Trust,
    REMIC Series 54, Class C (Aaa, AAA)
    9.250% 11/01/2013........................           3           2,643
  Kidder Peabody Acceptance Corporation
    Series 1993-C1, Class A-3 (NR, NR)
    6.800% 09/01/2006........................         535         512,367
  Kidder Peabody Acceptance Corporation
    Series 1994-C1, Class B (NR, AA)
    6.850% 02/01/2006........................         790         775,033
  PaineWebber Mortgage Acceptance Corp. IV
    Multifamily Mortgage Pass-Throughs Series
    1995-M1, Class A 144A (NR, NR)****
    6.700% 01/15/2007........................       1,200       1,170,750
  PaineWebber Mortgage Acceptance Corp. IV
    Multifamily Mortgage Pass-Throughs Series
    1995-M1, Class D 144A (NR, NR)****
    7.300% 12/15/2002........................         420         404,742
  Structured Asset Securities Corporation
    Series 1996-CFL, Class A1C (NR, AAA)
    5.944% 02/25/2028........................         670         640,137
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
COLLATERIZED MORTGAGED BACKED SECURITIES -- (CONTINUED)
  U.S. Dept. of Veterans Affairs, Vendee
    Mortgage Trust REMIC, Series 1995-2B,
    Class 2C (NR, NR)
    7.500% 10/15/2015........................  $       10   $       9,921
                                                            -------------
    TOTAL COLLATERIZED MORTGAGED BACKED
      SECURITIES (Cost $5,256,450)...........                   5,064,181
                                                            -------------
MUNICIPAL BONDS -- 0.0%
  South Carolina State Public Service
    Authority Revenue Bonds Series C (Aaa,
    AAA)
    5.125% 01/01/2021........................          30          26,925
                                                            -------------
    TOTAL MUNICIPAL BONDS (Cost $28,440).....                      26,925
                                                            -------------
U.S. TREASURY OBLIGATIONS--32.8%
U.S. TREASURY BONDS--11.4%
  8.750% 08/15/2020..........................       2,610       3,041,746
  7.875% 02/15/2021..........................       9,810      10,471,585
                                                            -------------
                                                               13,513,331
                                                            -------------
U.S. TREASURY NOTES -- 21.4%
  5.375% 05/31/1998..........................         100          98,516
  6.750% 05/31/1999..........................          30          30,182
  7.750% 11/30/1999..........................      16,050      16,592,329
  7.250% 05/15/2004..........................       4,645       4,745,704
  7.500% 02/15/2005..........................       3,765       3,902,723
                                                            -------------
                                                               25,369,454
                                                            -------------
    TOTAL U.S. TREASURY OBLIGATIONS (Cost
      $40,128,991)...........................                  38,882,785
                                                            -------------
SHORT-TERM INVESTMENT -- 3.5%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................       4,179       4,179,000
                                                            -------------
    TOTAL SHORT-TERM INVESTMENT
      (Cost $4,179,000)......................                   4,179,000
                                                            -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                   NUMBER
                                                OF SHARES           VALUE
                                               ----------   -------------
WARRANTS*** -- 0.0%
  Capital Pacific Holdings Group, Inc.
    Warrants expiring 05/01/02...............       1,817           1,181
                                                            -------------
    TOTAL WARRANTS (Cost $1,000).............                       1,181
                                                            -------------
TOTAL INVESTMENTS AT VALUE -- 101.6%
  (Cost $122,710,662*)...................................    $120,441,384
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)..........
                                                              (1,845,109)
                                                            -------------
NET ASSETS (Applicable to 7,873,570 BEA SHARES) --
  100.0%.................................................    $118,596,275
                                                            -------------
                                                            -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  ($118,596,275  DIVIDED BY 7,873,570)...................          $15.06
                                                            -------------
                                                            -------------



   * Also cost for Federal income tax purposes at August 31, 1996. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $     562,416
Gross Depreciation...........................     (2,831,694)
                                               -------------
Net Appreciation.............................  $  (2,269,278)
                                               -------------
                                               -------------


  ** Securites were acquired on a delayed delivery basis.
 *** Non-income producing securities.
**** Certain conditions for public sales may exist.
   + Variable rate obligations --  The interest shown is  the rate as of  August
     31, 1996.
  ++ Step  Bond -- The interest rate as of  August 31, 1996 is 0% and will reset to interest shown at a future date.
 +++ Securities have no stated final maturity date.

++++ Guaranteed by Grupo Sidek, S.A. de C.V. and Grupo Situr S.A. de C.V.



The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.


                            INVESTMENT ABBREVIATIONS

FRN...........................  Floating Rate Note
PIK...........................  Pay In Kind
TBA...........................  To Be Announced

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                        -------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In.....................  $118,137,940  $   15.00
Accumulated Net Investment Income...     1,925,440        .25
Accumulated Net Realized Gain on
 Security and Foreign Exchange
 Transactions.......................       795,189        .10
Net Unrealized Depreciation on
 Investments and Other..............    (2,262,294)      (.29)
-------------------------------------------------------------
NET ASSETS                            $118,596,275  $   15.06
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA Global Fixed Income Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
INTERNATIONAL BONDS -- 61.1%
ARGENTINA -- 1.0%
  Republic of Argentina FRB
    (B1, BB-)
    6.313% 03/31/2005...................  $         495   $     384,862
                                                          -------------
AUSTRALIA -- 2.9%
  Queensland Treasury Corp. Guaranteed
    Bonds
    (NR, NR)
    8.000% 07/14/1999...................     AUD    630         506,896
  Treasury Corporation of Victoria
    Guaranteed Bonds
    (Aa2, AA+)
    8.250% 10/15/2003...................            770         614,158
                                                          -------------
                                                              1,121,054
                                                          -------------
BRAZIL -- 0.7%
  Federal Republic of Brazil Interest
    Due Bonds FRN Series A
    (B1, NR)+
    6.688% 01/01/2001...................  $         228         218,400
                                                          -------------
BULGARIA -- 0.3%
  Republic of Bulgaria Discount Bonds
    Tranche A
    (B3, NR)+
    6.688% 07/28/2004...................            250         127,500
                                                          -------------
CANADA -- 5.4%
  Export Development Corporation Senior
    Unsubordinated Eurobonds
    (Aa2, AA+)
    7.600% 02/14/2001...................   ITL  800,000         501,258
  Government of Canada Debentures
    (Aa1, AAA)
    8.750% 12/01/2005...................    CND   1,960       1,565,651
                                                          -------------
                                                              2,066,909
                                                          -------------
FRANCE -- 2.0%
  Republic of France Treasury Bonds --
    O.A.T.
    (Aaa, NR)
    7.500% 04/25/2005...................    FF    3,600         763,089
                                                          -------------

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
GERMANY -- 8.8%
  Federal Republic of Germany Eurobonds
    (Aaa, NR)
    7.250% 10/21/2002...................     DEM  4,630   $   3,371,882
                                                          -------------
ITALY -- 8.0%
  Republic of Italy Debentures
    (Aa3, AAA)
    8.500% 01/01/2004...................  ITL 4,775,000       3,063,184
                                                          -------------
MEXICO -- 1.3%
  United Mexican States Par Bond Series
    A
    (Ba2, BB)
    6.250% 12/31/2019...................  $         750         496,875
                                                          -------------
NETHERLANDS -- 6.0%
  Netherlands Government Bonds
    (NR, NR)
    9.000% 05/15/2000...................    NLG   3,360       2,307,114
                                                          -------------
SPAIN -- 3.3%
  Kingdom of Spain Debentures
    (NR, NR)
    10.250% 11/30/1998..................    ESP  99,000         834,763
  Kingdom of Spain Debentures
    (NR, NR)
    10.100% 02/28/2001..................         49,800         427,995
                                                          -------------
                                                              1,262,758
                                                          -------------
SUPRANATIONAL -- 10.5%
  International Bank for Reconstruction
    & Development Japanese Yen Global
    Bonds
    (Aaa, AAA)
    5.250% 03/20/2002...................    JPY 379,500       4,044,482
                                                          -------------
SWEDEN -- 3.3%
  Nordic Investment Bank Sr.
    Unsubordinated
    (Aaa, AAA)
    6.250% 02/08/1999...................    SEK   4,500         676,411
  Swedish Government Debentures
    (Aa1, NR)
    11.000% 01/21/1999..................          3,600         597,634
                                                          -------------
                                                              1,274,045
                                                          -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA GLOBAL FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                               PAR
                                              (000)           VALUE
                                          -------------   -------------
UNITED KINGDOM -- 7.6%
  U.K. Treasury Gilt Bonds
    (Aaa, NR)
    8.500% 07/16/2007...................    GBP   1,800   $   2,913,574
                                                          -------------
  TOTAL INTERNATIONAL BONDS
    (Cost $22,947,330)..................                     23,415,728
                                                          -------------
U.S. TREASURY OBLIGATIONS -- 22.0%
U.S. TREASURY BONDS -- 3.8%
  7.875% 02/15/2021.....................  $       1,380       1,473,067
                                                          -------------
                                                              1,473,067
                                                          -------------
U.S. TREASURY NOTES -- 18.2%
  5.375% 05/31/1998.....................            155         152,700
  7.250% 05/15/2004.....................          2,610       2,666,585
  7.500% 02/15/2005.....................          4,000       4,146,320
                                                          -------------
                                                              6,965,605
                                                          -------------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $8,927,965)...................                      8,438,672
                                                          -------------
SHORT-TERM INVESTMENT -- 15.4%
  BBH Grand Cayman U.S. Dollar Time
    Deposit
    4.750% 09/03/1996...................          5,901       5,901,000
                                                          -------------
  TOTAL SHORT-TERM INVESTMENT
    (Cost $5,901,000)...................                      5,901,000
                                                          -------------
  TOTAL INVESTMENTS
    AT VALUE -- 98.5%
    (Cost $37,776,295*)................................     $37,755,400
  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%........
                                                                592,100
                                                          -------------
  NET ASSETS (Applicable to 2,434,762 BEA Shares) --
    100.0%.............................................     $38,347,500
                                                          -------------
                                                          -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
    PER SHARE
    ($38,347,500  DIVIDED BY 2,434,762)................          $15.75
                                                          -------------
                                                          -------------



  * Also cost for Federal income tax purposes at August 31, 1996. The gross appreciation (depreciation) on a tax basis is as follows:



    Gross Appreciation.......................  $  500,231
    Gross Depreciation.......................    (521,126)
                                               ----------
    Net Appreciation.........................  $  (20,895)
                                               ----------
                                               ----------



  + Variable rate obligations -- The interest shown is the rate as of August 31, 1996.


The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                             CURRENCY ABBREVIATIONS

AUD...........................  Australian Dollars
CND...........................  Canadian Dollars
DEM...........................  German Deutschemarks
ESP...........................  Spanish Pesetas
FF............................  French Francs
GBP...........................  United Kingdom Pounds
ITL...........................  Italian Lira
JPY...........................  Japanese Yen
NLG...........................  Netherlands Guilder
SEK...........................  Swedish Krona

                            INVESTMENT ABBREVIATIONS

FRB...........................  Floating Rate Bond
FRN...........................  Floating Rate Note

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:


                                         AMOUNT     PER SHARE
                                      ------------  ---------
Capital Paid-In.....................  $ 37,442,838  $   15.38
Accumulated Net Investment Income...       434,739        .18
Accumulated Net Realized Gain on
 Security and Foreign Exchange
 Transactions.......................       665,466        .27
Net Unrealized Depreciation on
 Investments, Forward Currency
 Contracts and Other................      (195,543)      (.08)
-------------------------------------------------------------
NET ASSETS                            $ 38,347,500  $   15.75
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA High Yield Portfolio
                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
CORPORATE BONDS -- 93.7%
BROADCASTING -- 7.3%
  Allbritton Communications Company Senior
    Subordinated Debentures 144A, Series B
    (B3, B-)****
    9.750% 11/30/2007........................  $       700    $     656,250
  Australis Media Limited Unit Yankee
    (CAA, CCC)+
    14.000% 05/15/2003.......................          900          495,000
  EchoStar Communications Corp. Gtd. Senior
    Discount Notes
    (B2, B)+
    12.875% 06/01/2004.......................        1,100          797,500
  Granite Broadcasting Corp. Senior
    Subordinated Notes 144A
    (B3, NR)****
    9.375% 12/01/2005........................          950          891,813
  NWCG Holding Corp. Senior Discount Notes
    Series B
    (Caa, B)
    8.555% 06/15/1999........................        1,000          788,750
  Park Broadcasting, Inc. 144A Senior Notes
    (B2, B)
    11.750% 05/15/2004.......................          500          569,375
  Sinclair Broadcast Group Senior
    Subordinated Notes (B2, B)
    10.000% 09/30/2005.......................          700          691,250
  Young Broadcasting, Inc. Senior
    Subordinated Notes Series B 144A (B2,
    B)****
    9.000% 01/15/2006........................          750          690,000
                                                              -------------
                                                                  5,579,938
                                                              -------------
BUSINESS SERVICES -- 0.6%
  Inter Act Systems Incorporated 144A Units
    (NR, NR)****
    14.000% 08/01/2003.......................          700          474,250
                                                              -------------
CABLE -- 13.6%
  American Telecasting, Inc. Senior Discount
    Notes
    (Caa, CCC+)+
    14.500% 06/15/2004.......................          900          639,000
  Bell Cablemedia PLC Yankee Discount Bonds
    (B2, BB-)+
    11.950% 07/15/2004.......................        1,000          750,000
  Cablevision Systems Corp. Senior
    Subordinated Debentures
    (B2, B)
    9.875% 02/15/2013........................        1,000          943,750

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
CABLE -- (CONTINUED)
  Charter Communications Southeast, L.P.
    Senior Notes (B3, B)
    11.250% 03/15/2006.......................  $       900    $     893,250
  Comcast U.K. Cable Partners Ltd., Yankee
    Senior Debentures
    (B2, B)+
    11.200% 11/15/2007.......................        1,000          625,000
  DIVA Systems Corporation Units 144A (NR,
    NR)
    13.000% 05/15/2006.......................        2,250        1,203,750
  Falcon Holdings Group L.P. Senior
    Subordinated Notes PIK Bonds (NR, NR)
    11.000% 09/15/2003.......................        1,202        1,121,072
  Helicon Group Ltd. Senior Secured Notes
    Series B
    (B1, B)
    9.000% 11/01/2003........................          850          854,250
  Marcus Cable Company Senior Discount Notes
    (Caa, B)+
    14.250% 12/15/2005.......................          950          611,563
  People's Choice TV Corp. Units (Caa, CCC+)+
    13.125% 06/01/2004.......................          950          555,750
  Rifkin Acquisition Partners L.P. Senior
    Subordinated Notes
    (B3, B-)****
    11.125% 01/15/2006.......................          500          502,500
  Rogers Communications, Inc. Yankee Senior
    Notes
    (B2, BB-)
    9.125% 01/15/2006........................          550          517,688
  United International Holdings,Inc. Senior
    Secured Debentures, Series B (B3, B-)
    9.454% 11/15/1999........................        1,650        1,080,750
                                                              -------------
                                                                 10,298,323
                                                              -------------
CHEMICALS -- 1.9%
  Harris Chemical North America Senior
    Secured Debentures
    (B2, B+)
    10.250% 07/15/2001.......................          400          399,500
  Kaiser Aluminum & Chemical Corp. Senior
    Subordinated Notes (B2, B-)
    12.750% 02/01/2003.......................        1,000        1,078,750
                                                              -------------
                                                                  1,478,250
                                                              -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
COMPUTERS -- 1.0%
  Advanced Micro Devices, Inc. Senior Secured
    Notes
    (Ba1, BB-)
    11.000% 08/01/2003.......................  $       750    $     761,250
                                                              -------------
CONSTRUCTION & BUILDING MATERIALS**** -- 1.2%
  Southdown, Inc. 144A Senior Subordinated
    Notes (B2, B+)
    10.000% 03/01/2006.......................          500          498,125
  Waxman Industries, Inc. 144A (Caa, CCC+)
    12.750% 06/01/2004.......................          600          401,250
                                                              -------------
                                                                    899,375
                                                              -------------
CONSUMER PRODUCTS -- 2.3%
  Jordan Industries, Inc. Senior Notes (B3,
    B+)
    10.375% 08/01/2003.......................          700          675,500
  Revlon Worldwide Corp. Senior Secured
    Discount Notes Series B (B3, B-)
    10.795% 03/15/1998.......................        1,250        1,062,500
                                                              -------------
                                                                  1,738,000
                                                              -------------
ELECTRONICS -- 2.1%
  Exide Electronics Group, Inc.
    Units 144A (B3, B)****
    11.500% 03/15/2006.......................          550          559,625
  Unisys Corporation 144A Senior Notes (B1,
    B+)
    12.000% 04/15/2003.......................        1,000        1,025,000
                                                              -------------
                                                                  1,584,625
                                                              -------------
ENERGY -- 2.7%
  Cliffs Drilling Company 144A Senior Notes
    (B1, B)****
    10.250% 05/15/2003.......................          600          609,000
  Mesa Operating Co. Senior Subordinated
    Discount Notes (B2, B)
    11.625% 07/01/2006.......................          750          469,687
  Nuevo Energy Company Senior Subordinated
    Notes (B2, B+)
    9.500% 04/15/2006........................          500          501,250
  Plains Resources, Inc. 144A Senior
    Subordinated Notes
    (B2, B-)****
    10.250% 03/15/2006.......................          500          512,500
                                                              -------------
                                                                  2,092,437
                                                              -------------
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
ENTERTAINMENT -- 1.3%
  American Skiing Company 144A Senior
    Subordinated Notes
    (B3, CCC+)
    12.000% 07/15/2006.......................  $       400    $     390,000
  AMF Group Inc. Senior Subordinated Notes
    144A
    (B2, B-)****
    10.875% 03/15/2006.......................          600          601,500
                                                              -------------
                                                                    991,500
                                                              -------------
FINANCIAL SERVICES -- 0.4%
  Fifth Mexican Acceptance Corp. Rule 144A
    Notes
    (NR, NR)**/****
    8.000% 12/15/1998........................        1,040          322,400
                                                              -------------
FOOD & BEVERAGES -- 2.2%
  Foodbrands America, Inc. Senior
    Subordinated Notes
    (B3, B)
    10.750% 05/15/2006.......................          250          252,812
  Fresh Del Monte Produce Yankee Senior
    Notes, Series B
    (Caa, CCC+)
    10.000% 05/01/2003.......................        1,500        1,406,250
                                                              -------------
                                                                  1,659,062
                                                              -------------
HEALTH CARE -- 3.0%
  General Medical Corp. Subordinated
    Debentures, Series A PIK Bonds
    (Caa, B-)
    12.125% 08/15/2005.......................        1,061        1,061,951
  Health O Meter Units (B3, B-)
    13.000% 08/15/2002.......................          250          270,000
  Paracelsus Healthcare Corp. Senior
    Subordinated Notes
    (B1, B)
    10.000% 08/15/2006.......................          400          403,500
  Regency Health Services, Inc. 144A
    Subordinated Notes
    (B3, B-)
    12.250% 07/15/2003.......................          500          520,625
                                                              -------------
                                                                  2,256,076
                                                              -------------
INDUSTRIAL GOODS & MATERIALS -- 5.7%
  Alpine Group, Inc. Senior Notes, Series B
    (B3, B)
    12.250% 07/15/2003.......................          750          778,125



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
INDUSTRIAL GOODS & MATERIALS -- (CONTINUED)
  Alvey Systems, Inc. 144A Senior
    Subordinated Notes
    (B3, B-)****
    11.375% 01/31/2003.......................  $       100    $     102,875
  BPC Holding Corporation 144A Senior Secured
    Notes
    (Caa, NR)****
    12.500% 06/15/2006.......................          500          508,125
  Collins & Aikman Products Co. Gtd. Senior
    Subordinated Notes (B3, B)
    11.500% 04/15/2006.......................          700          721,000
  Delco Remy International, Inc. 144A Senior
    Subordinated Notes (B2, B-)****
    10.625% 08/01/2006.......................          500          513,125
  G-I Holdings, Inc. Senior Notes 144A (Ba3,
    B+)
    10.000% 02/15/2006.......................          389          378,789
  Haynes International, Inc. Senior Notes
    (B3, B-)
    11.625% 09/01/2004.......................          500          495,000
  Venture Holdings Trust Gtd. Senior
    Subordinated Notes (B3, B)
    9.750% 04/01/2004........................        1,000          830,000
                                                              -------------
                                                                  4,327,039
                                                              -------------
METALS & MINING -- 1.2%
  Acme Metals, Inc. Senior Secured Debentures
    (B1, B)+
    13.500% 08/01/2004.......................        1,000          916,250
                                                              -------------
OFFICE EQUIPMENT & SUPPLIES -- 0.7%
  Knoll Inc. 144A Senior Subordinated Notes
    (B3, B+)****
    10.875% 03/15/2006.......................          500          518,750
                                                              -------------
PAPER & FOREST PRODUCTS -- 7.5%
  Crown Packaging 144A Units Senior Discount
    Notes
    (NR, NR)****
    14.000% 08/01/2006.......................          775          302,250
  Crown Packaging Holdings Senior
    Subordinated Notes, Series B (Caa, NR)+
    12.250% 11/01/2003.......................        3,300        1,278,750
  Crown Paper Co. Senior Subordinated Notes
    (B3, B)
    11.000% 09/01/2005.......................          750          714,375
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
PAPER & FOREST PRODUCTS -- (CONTINUED)
  Florida Coast Paper Company L.L.C. 144A
    First Mortgage Notes (B3, B)
    12.750% 06/01/2003.......................  $       700    $     735,000
  Gaylord Container Corp. Senior Subordinated
    Debentures
    (Caa, B-)+
    12.750% 05/15/2005.......................        1,000        1,072,500
  Printpack, Inc. 144A Senior Subordinated
    Notes (B3, B+)
    10.625% 08/15/2006.......................          600          609,000
  Stone Container Corporation Senior Notes
    (NR, NR)
    11.500% 08/15/2006.......................        1,000          993,750
                                                              -------------
                                                                  5,705,625
                                                              -------------
PUBLISHING & INFORMATION SERVICES -- 0.8%
  Park Newspapers, Inc. 144A Senior Notes
    (B2, B)****
    11.875% 05/15/2004.......................          500          569,375
                                                              -------------
RESTAURANTS, HOTELS & CASINOS -- 12.4%
  Argosy Gaming Company 144A First Mortgage
    Notes
    (B1, B+)****
    13.250% 06/01/2004.......................          750          723,750
  Bally's Casino Holdings Senior Discount
    Notes (B2, B+)
    7.640% 06/15/1998........................          500          435,625
  Casino America Senior Notes
    (B1, B)
    12.500% 08/01/2003.......................          200          200,500
  Casino Magic Finance Corp. First Mortgage
    Notes
    (B1, B+)
    11.500% 10/15/2001.......................        1,000          942,500
  Coast Hotels and Casinos, Inc. 144A Gtd.
    First Mortgage Notes (B3, B)****
    13.000% 12/15/2002.......................        1,000        1,070,000
  GNF Corp. First Mortgage Notes, Series B
    (B1, BB)
    10.625% 04/01/2003.......................        1,000        1,097,500
  Griffin Games & Enertainment, Inc. Senior
    Notes (NR, NR)
    11.000% 09/15/2003.......................          750          804,375
  The Majestic Star Casino, LLC 144A Senior
    Secured Notes (NR, NR)****
    12.750% 05/15/2003.......................          450          483,750



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
RESTAURANTS, HOTELS & CASINOS -- (CONTINUED)
  Mohegan Tribal Gaming Authority Senior
    Secured Notes, Series B 144A (NR, NR)****
    13.500% 11/15/2002.......................  $     1,000    $   1,237,500
  Showboat Marina Casino Partnership 144A
    First Mortgage Notes (B2, B)****
    13.500% 03/15/2003.......................          450          484,875
  Trump Atlantic City Associates, First
    Mortgage Notes
    (B1, BB-)
    11.250% 05/01/2006.......................        1,000          960,000
  Trump's Castle Funding, Inc. Mortgage Bonds
    (Caa, NR)
    11.750% 11/15/2003.......................        1,000          947,500
                                                              -------------
                                                                  9,387,875
                                                              -------------
RETAIL TRADE -- 4.3%
  Farm Fresh, Inc. Senior Notes
    (B2, B-)
    12.250% 10/01/2000.......................        1,100          844,250
  Hills Stores Company Senior Notes (B1, NR)
    12.500% 07/01/2003.......................          900          837,000
  Jitney-Jungle Stores of America, Inc.
    Senior Notes
    (B2, B)
    12.000% 03/01/2006.......................        1,000        1,051,250
  Parisian, Inc. Senior Subordinated Notes
    (Caa, B-)
    9.875% 07/15/2003........................          500          488,750
                                                              -------------
                                                                  3,221,250
                                                              -------------
STEEL -- 0.8%
  Weirton Steel Corporation 144A Senior Notes
    (NR, B)****
    11.375% 07/01/2004.......................          600          579,000
                                                              -------------
TELECOMMUNICATIONS -- 19.0%
  American Communication Services, Inc. Unit
    144A Notes (NR, NR)****/+
    13.000% 11/01/2005.......................        1,500          802,500
  Arch Communications Group, Inc. Senior
    Discount Notes
    (B3, B-)
    10.875% 03/15/2008.......................          500          266,250
  Brooks Fiber Properties, Inc. Senior
    Discount Notes 144A
    (NR, NR)****/+
    10.875% 03/01/2006.......................        1,000          572,500
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  CAI Wireless Systems, Inc. Discount Notes
    (B3, BB-)
    12.250% 09/15/2002.......................  $       350    $     363,125
  CS Wireless Systems, Inc. Units 144A (NR,
    NR)****/+
    11.375% 03/01/2006.......................        1,000          490,000
  Diamond Cable Communications Plc Senior
    Discount Notes
    (B3, B-)
    11.750% 12/15/2005.......................        1,000          620,000
  Geotek Communications, Inc. 144A
    Convertible Senior Subordinated Notes
    (Caa, NR)****
    12.000% 02/15/2001.......................        1,600        1,816,000
  IntelCom Group (U.S.A.), Inc. Senior
    Discount Notes (NR, NR)
    12.500% 05/01/2006.......................        1,000          558,750
  InterCel, Inc. Units (B2, B-)+
    12.000% 02/01/2006.......................        1,300          793,000
  International CableTel, Inc. Senior Notes
    (B3, B)+
    12.750% 04/15/2005.......................          750          495,000
  Metrocall, Inc. Senior Subordinated Notes
    (B3, B-)
    10.375% 10/01/2007.......................          500          382,500
  Mobile Telecommunication Technologies Corp.
    Senior Notes (B2, B-)
    13.500% 12/15/2002.......................          675          688,500
  Nextel Communications Inc. Senior Discount
    Notes (B3, CCC-)+
    9.750% 08/15/2004........................        1,500          885,000
  Pagemart Nationwide Senior Discount Notes
    (NR, NR)+
    15.000% 02/01/2005.......................        1,000          670,000
  People's Telephone Co., Inc. Senior Notes
    (B2, B-)
    12.250% 07/15/2002.......................          450          452,250
  Petersburg Long Distance, Inc. 144A
    Convertible Subordinated Notes (NR,
    NR)****
    9.000% 06/01/2006........................          230          276,000
  Petersburg Long Distance, Inc. Units 144A
    (NR, NR)****
    9.000% 06/01/2004........................        1,610        1,263,850
  PriCellular Wireless Corp. Senior Discount
    Notes (B3, CCC+)
    12.250% 10/01/2003.......................        1,000          792,500



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
TELECOMMUNICATIONS -- (CONTINUED)
  Sprint Spectrum L.P. Senior Notes
    (B2, B+)
    11.000% 08/15/2006.......................  $       500    $     507,500
  Teleport Communications Group, Inc. Senior
    Discount Notes (B1, B)
    11.125% 07/01/2007.......................          500          306,250
  Teleport Communications Group, Inc. Senior
    Notes
    (B1, B)
    9.875% 07/01/2006........................          300          300,000
  Vanguard Cellular Systems, Inc. Senior
    Debentures (B1, B+)
    9.375% 04/15/2006........................          500          486,875
  Videotron Holdings Yankee plc Senior
    Discount Notes
    (B3, B+)+
    11.000% 08/15/2005.......................        1,000          658,750
                                                              -------------
                                                                 14,447,100
                                                              -------------
TRANSPORTATION -- 1.7%
  Consorscio G Grupo Dina S.A. / MCII
    Holdings (USA), Inc. 144A Senior Secured
    Notes
    (NR, NR)+
    12.000% 11/15/2002.......................          750          592,500
  US Air, Inc. Senior Notes
    (B3, CCC+)
    10.000% 07/01/2003.......................          750          701,250
                                                              -------------
                                                                  1,293,750
                                                              -------------
  TOTAL CORPORATE BONDS
   (Cost $72,057,715)........................                    71,101,500
                                                              -------------
ASSET-BACKED SECURITIES -- 0.8%
TRANSPORTATION -- 0.8%
  Airplanes Pass Through Trust Series 1,
    Class D (Ba2, BB)
    10.875% 03/15/2019.......................          600          633,000
                                                              -------------
  TOTAL ASSET-BACKED SECURITIES
   (Cost $600,000)...........................                       633,000
                                                              -------------

                                                  NUMBER
                                                OF SHARES         VALUE
                                               ------------   -------------
RIGHTS / WARRANTS*** -- 0.2%
CONSTRUCTION & BUILDING MATERIALS -- 0.0%
  Capital Pacific Holdings Group, Inc........  $    13,000    $       8,216
                                                              -------------
INDUSTRIAL GOODS & MATERIALS -- 0.1%
  Uniroyal Technology Corp. Warrants.........       44,000           78,844
                                                              -------------
ELECTRONICS -- 0.0%
  Exide Electronic Warrants 144A.............        1,000            3,265
                                                              -------------
TELECOMMUNICATIONS -- 0.1%
  American Communication Services, Inc.
    Warrants.................................        2,000           97,500
                                                              -------------
  TOTAL RIGHTS / WARRANTS
    (Cost $104,467)..........................                       187,825
                                                              -------------
PREFERRED STOCKS -- 3.0%
AEROSPACE / DEFENSE -- 1.4%
  GPA Group plc Convertible Cumulative Second
    Preference Shares........................       27,500        1,045,000
                                                              -------------
CABLE -- 0.1%
  DIVA Systems Corporation Series C..........        5,945           49,997
                                                              -------------
CONSUMER PRODUCTS -- 0.7%
  Renaissance Cosmetics 144A.................          500          500,000
                                                              -------------
RESTAURANTS, HOTELS & CASINOS -- 0.8%
  Lady Luck Gaming Corporation Series A......       20,000          587,000
                                                              -------------
    TOTAL PREFERRED STOCKS
      (Cost $2,076,947)......................                     2,181,997
                                                              -------------

                                                   PAR
                                                  (000)
                                               ------------
SHORT-TERM INVESTMENT -- 0.6%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.750% 09/03/1996........................  $       433          433,000
                                                              -------------
    TOTAL SHORT-TERM INVESTMENT
      (Cost $433,000)........................                       433,000
                                                              -------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            BEA HIGH YIELD PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                                  VALUE
                                                              -------------
  TOTAL INVESTMENTS -- 98.3%
    (Cost $75,272,129).....................................     $74,537,322
  OTHER ASSETS IN EXCESS OF
    LIABILITIES -- 1.7%....................................       1,311,236
                                                              -------------
  NET ASSETS (Applicable to 4,713,739 BEA Shares) --
    100.0%.................................................     $75,848,558
                                                              -------------
                                                              -------------
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
    SHARE
    ($75,848,558  DIVIDED BY 4,713,739)....................          $16.09
                                                              -------------
                                                              -------------



   * Cost for Federal income tax purposes at August 31, 1996 is $75,291,159. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $   2,072,489
Gross Depreciation...........................     (2,826,326)
                                               -------------
Net Appreciation.............................  $    (753,837)
                                               -------------
                                               -------------


  ** Guaranteed by Grupo Sidek, S.A. de C.V. and Grupo Situr, S.A. de C.V.
 *** Non-income Producing Securities.
**** Certain conditions for public sales may exist.
   + Step Bond -- The interest rate as of August 31, 1996 is 0% and will reset to interest shown at a future date.

The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                            INVESTMENT ABBREVIATIONS

PIK...........................  Pay In Kind

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  91,478,662  $   19.40
Accumulated Net Investment Income..      1,332,623        .28
Accumulated Net Realized Loss on
 Security Transactions.............    (16,227,920)     (3.44)
Net Unrealized Depreciation on
 Investments and Other.............       (734,807)      (.15)
-------------------------------------------------------------
NET ASSETS                           $  75,848,558  $   16.09
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                           PORTFOLIO MANAGER'S LETTER
                                AUGUST 31, 1996
                       BEA MUNICIPAL BOND FUND PORTFOLIO

                                                                          , 1996

Dear Shareholders:

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                    PORTFOLIO MANAGER'S LETTER--(CONTINUED)
                                AUGUST 31, 1996

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                    PORTFOLIO MANAGER'S LETTER--(CONCLUDED)
                                AUGUST 31, 1996

                       BEA MUNICIPAL BOND FUND PORTFOLIO


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE BEA MUNICIPAL BOND FUND PORTFOLIO AND THE LEHMAN BROTHERS
MUNICIPAL BOND INDEX FROM INCEPTION 6/20/94, PERIOD ENDED 7/31/94 AND AT EACH QUARTER END.


  AVERAGE ANNUAL TOTAL RETURN
    One Year                          2.27%
    From Inception                    4.98%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BEA MUNICIPAL BOND FUND PORTFOLIO
Total Returns and Graph Plot
Points
                                                         Lehman Brothers
                                    BEA Municipal Bond    Municipal Bond
                                        Fund Portfolio             Index
06/20/94                                      $ 10,000          $ 10,000
07/31/94                                      $ 10,040          $ 10,038
08/31/94                                      $ 10,040          $ 10,073
11/30/94                                       $ 9,647           $ 9,571
02/28/95                                      $ 10,350          $ 10,354
05/31/95                                      $ 10,846          $ 10,820
08/31/95                                      $ 10,886          $ 10,965
11/30/95                                      $ 11,193          $ 11,079
02/29/96                                      $ 11,216          $ 11,498
5/31/96                                       $ 10,937          $ 11,314
8/31/96                                       $ 11,134          $ 11,539
Average Annual Total Return
One Year                                         2.27%
From Inception                                   4.98%

Note: Past performance is not predictive of future performance.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA Municipal Bond Fund Portfolio

                            STATEMENT OF NET ASSETS
                                August 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
MUNICIPAL BONDS -- 92.4%
ALABAMA -- 0.1%
  Jefferson County AL Sanitation & Sewer
    (Aaa, NR)
    6.750% 03/01/2007........................           15  $     16,631
                                                            ------------
CALIFORNIA -- 9.8%
  California State GO
    (Aaa, AAA)
    5.125% 10/01/2017........................          825       744,563
  Los Angeles CA Department of Water & Power
    Water Revenue (Aa, AA)
    4.500% 05/15/2023........................          705       553,425
  Southern California Public Power Authority
    Power Project Revenue Series A (AMBAC
    Insured) (Aa, AA-)
    5.000% 07/01/2017........................          705       610,706
                                                            ------------
                                                               1,908,694
                                                            ------------
COLORADO -- 3.0%
  Colorado Springs CO Utility Revenue (Aaa,
    AAA)
    5.875% 11/15/2017........................          595       587,563
                                                            ------------
FLORIDA -- 10.8%
  Florida State Board of Education GO (Aa,
    AA)
    5.125% 06/01/2022........................           30        26,925
  Florida State GO (Aa, AA)
    5.500% 10/01/2008........................          710       710,000
  Jacksonville FL Electric Authority Revenue
    2nd Installment (Aaa, AAA)
    6.000% 07/01/2012........................          610       611,525
  Tallahassee FL Electric Revenue First Lien
    (Aaa, AAA)
    6.100% 10/01/2006........................          730       756,463
                                                            ------------
                                                               2,104,913
                                                            ------------
ILLINOIS -- 3.2%
  Illinois State Sales Tax Revenue Series Q
    (A1, AAA)
    5.750% 06/15/2014........................          650       629,688
                                                            ------------

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
INDIANA -- 0.1%
  Indianapolis IN Public Improvement Board
    Revenue (Aaa, AA+)
    6.000% 01/10/2018........................           25  $     25,031
                                                            ------------
LOUISIANA -- 3.4%
  New Orleans LA Home Mortgage Authority SOB
    (Aaa, AAA)
    6.250% 01/15/2011........................          635       674,687
                                                            ------------
MARYLAND -- 4.7%
  Maryland State Transportation Authority
    Project Revenue (Aaa, AAA)
    6.800% 07/01/2016........................          850       922,250
                                                            ------------
MASSACHUSETTS -- 3.0%
  Massachusetts State Water Resources
    Authority General Revenue Series 92A (A,
    A)
    6.500% 07/15/2019........................           20        21,500
  Massachusetts State Water Resources Revenue
    (Aaa, AAA)
    5.000% 12/01/2025........................          660       569,250
                                                            ------------
                                                                 590,750
                                                            ------------
NEW YORK -- 30.2%
  New York NY Series D GO (Baa1, BBB+)
    6.000% 02/15/2025........................           15        13,969
  New York NY Series H GO (Baa1, BBB+)
    7.200% 02/01/2013........................          600       637,500
  New York State Dormitory Authority Revenue
    (Episcopal Health Services) (GNMA Coll.)
    (NR, AAA)
    7.550% 08/01/2029........................          435       468,713
  New York State Dormitory Authority Revenue
    (Judicial Facilities Lease) (MBIA
    Insured) (Aaa, AAA)
    7.375% 07/01/2016........................          630       728,437



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA MUNICIPAL BOND FUND PORTFOLIO

                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
NEW YORK -- (CONTINUED)
  New York State Dormitory Authority Revenue
    (Judicial Facilities Lease) (Aaa, AAA)
    7.375% 07/01/2016........................           40  $     46,250
  New York State Dormitory Authority Revenue
    (Park Ridge Housing Inc. Project) (NR,
    AA)
    7.850% 02/01/2029........................          530       570,412
  New York State Medical Care Facility
    Finance Agency Hospital & Nursing Home
    Insured Mortgage Revenue (NR, AAA)
    5.500% 02/15/2022........................          795       758,231
  New York State Medical Care Facility
    Financial Agency Revenue (NR, AAA)
    5.750% 08/15/2019........................           60        57,900
  New York State Power Authority Revenue &
    General Purpose Electric Revenue Series R
    (Aaa, AAA)
    7.000% 01/01/2010........................          360       411,750
  New York State Power Authority Revenue &
    General Purpose Series G (Aaa, AAA)
    5.375% 01/01/2010........................           40        39,900
  New York State Power Authority Revenue
    Series V (MBIA Insured) (NR, AAA)
    7.875% 01/01/1998........................          790       843,325
  New York State Throughway Authority General
    Revenue Series B (MBIA Ins.)
    (Aaa, AAA)
    5.000% 01/01/2020........................           30        26,775
  Suffolk County NY Water Authority
    Waterworks Revenue Series V
    (NR, AAA)
    6.750% 06/01/2012........................          580       641,625
                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
NEW YORK -- (CONTINUED)
  Triborough Bridge & Tunnel Authority NY
    Mortgage Recording Tax SOB
    (Aaa, AAA)
    7.125% 01/01/2000........................          625  $    678,125
                                                            ------------
                                                               5,922,912
                                                            ------------
PUERTO RICO -- 4.5%
  Commonwealth of Puerto Rico GO (Baa1, A)
    5.400% 07/01/2007........................          730       728,175
  Puerto Rico Electric Power Authority
    Revenue Series N (Baa1, A-)
    7.125% 07/01/2014........................          135       143,944
                                                            ------------
                                                                 872,119
                                                            ------------
SOUTH DAKOTA -- 5.6%
  Heartland Consumers Power District SD
    Electric Revenue (Aaa, AAA)
    6.375% 01/01/2016........................           30        30,375
  Heartland Consumers Power District SD
    Electric Revenue (Aaa, AAA)
    7.000% 01/01/2016........................          970     1,064,575
                                                            ------------
                                                               1,094,950
                                                            ------------
UTAH -- 2.9%
  Utah State School District Finance
    Cooperative Revenue (Capital Imp.
    Financing Pool) (NR, AA+)
    8.375% 08/15/1998........................          535       567,769
                                                            ------------
VIRGIN ISLANDS -- 3.8%
  Virgin Islands Public Finance Authority
    Revenue
    (NR, BBB)
    7.700% 10/01/2004........................          690       746,925
                                                            ------------
VIRGINIA -- 3.7%
  Fairfax County VA Redevelopment & Housing
    Authority Mortgage Revenue (FHA Insured)
    (NR, AAA)
    7.100% 04/01/2019........................          630       726,862
                                                            ------------



                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.

                       BEA MUNICIPAL BOND FUND PORTFOLIO

                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1996

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
WASHINGTON -- 3.6%
  King County WA Series A GO (Aa1, AA+)
    6.200% 01/01/2024........................           40  $     40,900
  Seattle WA Water System Revenue (Aa, AA)
    5.250% 12/01/2023........................          735       664,256
                                                            ------------
                                                                 705,156
                                                            ------------
    TOTAL MUNICIPAL BONDS
     (Cost $17,599,756)......................                 18,096,900
                                                            ------------
U.S. TREASURY
OBLIGATIONS -- 2.0%
  U.S. Treasury Bonds
    8.750% 08/15/2020........................          335       390,205
                                                            ------------
    TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $408,315)........................                    390,205
                                                            ------------
SHORT TERM INVESTMENT -- 4.4%
  Smith Barney Tax Free Money Market Fund....          867       867,178
                                                            ------------
    TOTAL SHORT TERM INVESTMENT
      (Cost $867,178)........................                    867,178
                                                            ------------
TOTAL INVESTMENT AT VALUE -- 98.8%
  (Cost $18,875,249).........................               $ 19,354,283
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%.............
                                                                 226,971
                                                            ------------
NET ASSETS (Applicable to 1,336,820 BEA Shares) --
100.0%....................................................  $ 19,581,254
                                                            ------------
                                                            ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE
($19,581,254  DIVIDED BY 1,336,820).......................        $14.65
                                                            ------------
                                                            ------------



   * Cost for Federal income tax purposes at August 31, 1996 is $18,850,672. The gross appreciation (depreciation) on a tax basis is as follows:



Gross Appreciation...........................  $     603,124
Gross Depreciation...........................        (99,513)
                                               -------------
Net Appreciation.............................  $     503,611
                                               -------------
                                               -------------


The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated are the most recent ratings available at August 31, 1996 and are unaudited.

                            INVESTMENT ABBREVIATIONS

GO............................  General Obligations
SOB...........................  Special Obligations Bonds

AT AUGUST 31, 1996, NET ASSETS CONSISTED OF:

                                            AMOUNT
                                       ---------------
                                                    PER
                                                    SHARE
                                                    --
Capital Paid-In....................  $  18,602,539  $   13.92
Accumulated Net Investment Income..         42,930        .03
Accumulated Net Realized Gain on
 Security Transactions.............        422,729        .32
Net Unrealized Appreciation on
 Investments and Other.............        513,056        .38
-------------------------------------------------------------
NET ASSETS                           $  19,581,254  $   14.65
-------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            Statement of Operations
                       For the Year Ended August 31, 1996


                                                                                    BEA        BEA EMERGING
                                                                               INTERNATIONAL     MARKETS       BEA U.S.
                                                                                   EQUITY         EQUITY     CORE EQUITY
                                                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                               --------------  ------------  ------------
INVESTMENT INCOME
  Dividends..................................................................   $ 14,577,259    $2,544,973    $  781,813
  Interest...................................................................      1,714,487       403,084       201,977
  Foreign taxes withheld.....................................................     (1,099,411)     (226,107)           --
                                                                               --------------  ------------  ------------
    Total Investment Income..................................................     15,192,335     2,721,950       983,790
                                                                               --------------  ------------  ------------
EXPENSES
  Investment advisory fees...................................................      5,993,072     1,289,739       328,320
  Administration service fees................................................      1,123,701       193,461        65,664
  Administration fees........................................................        936,418       161,218        54,720
  Custodian fees.............................................................        776,762       320,568        57,798
  Audit fees.................................................................         73,807        12,000         4,201
  Miscellaneous fees.........................................................         45,000        32,000         2,750
  Printing fees..............................................................         37,722         8,000         2,500
  Registration fees..........................................................         35,000        27,337        38,361
  Legal fees.................................................................         33,125         1,950         1,500
  Transfer agent fees........................................................         21,129        22,113        22,241
  Insurance expense..........................................................         18,931         2,700           776
  Directors fees.............................................................         12,500         2,200           796
  Organization expense.......................................................         10,665        10,665         5,208
                                                                               --------------  ------------  ------------
                                                                                   9,117,832     2,083,951       584,835
  Less fees waived...........................................................       (200,151)     (168,635)     (147,075)
                                                                               --------------  ------------  ------------
    Total Expenses...........................................................      8,917,681     1,915,316       437,760
                                                                               --------------  ------------  ------------
Net Investment Income........................................................      6,274,654       806,634       546,030
                                                                               --------------  ------------  ------------
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
 Transactions:
  Net realized gain (loss) from:
    Security transactions....................................................     34,300,823    (8,165,330)    5,046,088
    Foreign exchange transactions............................................      1,834,308      (101,733)           --
                                                                               --------------  ------------  ------------
                                                                                  36,135,131    (8,267,063)    5,046,088
                                                                               --------------  ------------  ------------
  Net unrealized appreciation(depreciation):
    Investments..............................................................      7,908,456    11,411,914       322,074
    Translation of assets and liabilities in foreign currencies..............         16,741          (357)           --
                                                                               --------------  ------------  ------------
                                                                                   7,925,197    11,411,557       322,074
                                                                               --------------  ------------  ------------
Net Gain On Investments And Foreign Currency Transactions....................     44,060,328     3,144,494     5,368,162
                                                                               --------------  ------------  ------------
Net Increase In Net Assets Resulting From Operations.........................   $ 50,334,982    $3,951,128    $5,914,192
                                                                               --------------  ------------  ------------
                                                                               --------------  ------------  ------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996


                                                                      BEA U.S.    BEA GLOBAL                     BEA
                                                                        CORE         FIXED       BEA HIGH     MUNICIPAL
                                                                    FIXED INCOME    INCOME        YIELD       BOND FUND
                                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                    ------------  -----------  ------------  ------------
INVESTMENT INCOME
  Dividends.......................................................   $       --    $      --   $     42,222   $       --
  Interest........................................................    8,335,642    2,079,874      8,967,348    1,297,791
                                                                    ------------  -----------  ------------  ------------
    Total Investment Income.......................................    8,335,642    2,079,874      9,009,570    1,297,791
                                                                    ------------  -----------  ------------  ------------
EXPENSES
  Investment advisory fees........................................      450,786      157,059        643,353      161,784
  Administration service fees.....................................      180,314       47,118        137,861       34,668
  Administration fees.............................................      150,262       39,265        114,885       28,890
  Custodian fees..................................................       66,892       39,448         40,862       19,545
  Audit fees......................................................        9,200        3,250          5,000        5,731
  Miscellaneous fees..............................................       12,000        1,110          4,750        9,000
  Printing fees...................................................        1,162          236         10,058        5,357
  Registration fees...............................................       39,323       22,754         22,000       31,384
  Legal fees......................................................        2,500          544          1,878        2,158
  Transfer agent fees.............................................       21,643       20,701         19,603       19,850
  Insurance expense...............................................        1,600          450          2,737          750
  Directors fees..................................................          875          250          2,173          700
  Organization expense............................................        4,136        5,409         10,665        7,433
                                                                    ------------  -----------  ------------  ------------
                                                                        940,693      337,594      1,015,825      327,250
  Less fees waived................................................     (339,645)    (102,006)      (206,745)     (96,130)
                                                                    ------------  -----------  ------------  ------------
      Total Expenses..............................................      601,048      235,588        809,080      231,120
                                                                    ------------  -----------  ------------  ------------
Net Investment Income.............................................    7,734,594    1,844,286      8,200,490    1,066,671
                                                                    ------------  -----------  ------------  ------------
Realized and Unrealized Gain (Loss) on Investments and Foreign
 Currency Transactions:
  Net realized gain (loss) from:
    Security transactions.........................................    1,269,541      746,851       (524,984)     908,389
    Foreign exchange transactions.................................       16,937      523,986             --           --
                                                                    ------------  -----------  ------------  ------------
                                                                      1,286,478    1,270,837       (524,984)     908,389
                                                                    ------------  -----------  ------------  ------------
  Net unrealized appreciation(depreciation):
    Investments...................................................   (4,182,075)    (278,160)     2,587,803   (1,524,506)
    Translation of assets and liabilities in foreign currencies...      (13,236)    (255,028)            --           --
                                                                    ------------  -----------  ------------  ------------
                                                                     (4,195,311)    (533,188)     2,587,803   (1,524,506)
                                                                    ------------  -----------  ------------  ------------
Net Gain (Loss) On Investments And Foreign Currency Transactions..   (2,908,833)     737,649      2,062,819     (616,117)
                                                                    ------------  -----------  ------------  ------------
Net Increase In Net Assets Resulting From Operations..............   $4,825,761    $2,581,935  $ 10,263,309   $  450,554
                                                                    ------------  -----------  ------------  ------------
                                                                    ------------  -----------  ------------  ------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      Statements of Changes in Net Assets


                                                                  BEA INTERNATIONAL              BEA EMERGING MARKETS
                                                                   EQUITY PORTFOLIO                EQUITY PORTFOLIO
                                                            ------------------------------  ------------------------------
                                                             FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                             ENDED AUGUST    ENDED AUGUST    ENDED AUGUST    ENDED AUGUST
                                                               31, 1996        31, 1995        31, 1996        31, 1995
                                                            --------------  --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income...................................  $    6,274,654   $  2,606,678    $    806,634    $     26,113
  Net gain (loss) on investments and foreign currency
   transactions...........................................      44,060,328    (67,759,705)      3,144,494     (32,385,113)
                                                            --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting from
   operations.............................................      50,334,982    (65,153,027)      3,951,128     (32,359,000)
                                                            --------------  --------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..............................................      (2,649,123)            --        (401,495)       (394,002)
Distributions to shareholders from net realized capital
 gains:
  BEA shares..............................................              --    (32,112,690)             --      (5,374,023)
                                                            --------------  --------------  --------------  --------------
Total distributions to shareholders.......................      (2,649,123)   (32,112,690)       (401,495)     (5,768,025)
                                                            --------------  --------------  --------------  --------------
Net capital share transactions............................    (138,669,688)   103,330,556     (17,180,987)     25,774,209
                                                            --------------  --------------  --------------  --------------
Total increase (decrease) in net assets...................     (90,983,829)     6,064,839     (13,631,354)    (12,352,816)
Net Assets:
  Beginning of year.......................................     773,254,630    767,189,791     128,322,563     140,675,379
                                                            --------------  --------------  --------------  --------------
  End of year.............................................  $  682,270,801   $773,254,630    $114,691,209    $128,322,563
                                                            --------------  --------------  --------------  --------------
                                                            --------------  --------------  --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                          BEA U.S. CORE EQUITY PORTFOLIO      BEA U.S. CORE FIXED INCOME
                                                        ----------------------------------            PORTFOLIO
                                                                          FOR THE PERIOD    ------------------------------
                                                         FOR THE YEAR      SEPTEMBER 1,      FOR THE YEAR    FOR THE YEAR
                                                         ENDED AUGUST   1994(1) TO AUGUST    ENDED AUGUST    ENDED AUGUST
                                                           31, 1996          31, 1995          31, 1996        31, 1995
                                                        --------------  ------------------  --------------  --------------
Increase in net assets:
Operations:
  Net investment income...............................   $    546,030      $    351,583      $  7,734,594    $  4,392,275
  Net gain (loss) on investments and foreign currency
   transactions.......................................      5,368,162         4,351,342        (2,908,833)      3,524,378
                                                        --------------  ------------------  --------------  --------------
  Net increase in net assets resulting from
   operations.........................................      5,914,192         4,702,925         4,825,761       7,916,653
                                                        --------------  ------------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..........................................       (384,500)         (102,838)       (7,217,136)     (3,353,829)
Distributions to shareholders from net realized
 capital gains:
  BEA shares..........................................     (2,961,757)               --        (1,598,598)             --
                                                        --------------  ------------------  --------------  --------------
Total distributions to shareholders...................     (3,346,257)         (102,838)       (8,815,734)     (3,353,829)
                                                        --------------  ------------------  --------------  --------------
Net capital share transactions........................     24,803,723        27,043,539        23,336,409      64,671,197
                                                        --------------  ------------------  --------------  --------------
Total increase in net assets..........................     27,371,658        31,643,626        19,346,436      69,234,021
Net Assets:
  Beginning of year...................................     31,643,776               150        99,249,839      30,015,818
                                                        --------------  ------------------  --------------  --------------
  End of year.........................................   $ 59,015,434      $ 31,643,776      $118,596,275    $ 99,249,839
                                                        --------------  ------------------  --------------  --------------
                                                        --------------  ------------------  --------------  --------------


(1) Commencement of Operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                               BEA GLOBAL FIXED INCOME
                                                                      PORTFOLIO                BEA HIGH YIELD PORTFOLIO
                                                            ------------------------------  ------------------------------
                                                             FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                             ENDED AUGUST    ENDED AUGUST    ENDED AUGUST    ENDED AUGUST
                                                               31, 1995        31, 1996        31, 1995        31, 1996
                                                            --------------  --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income...................................   $  1,844,286    $  1,270,820    $  8,200,490    $ 13,411,565
  Net gain (loss) on investments and foreign currency
   transactions...........................................        737,649         566,554       2,062,819      (2,367,436)
                                                            --------------  --------------  --------------  --------------
  Net increase in net assets resulting from operations....      2,581,935       1,837,374      10,263,309      11,044,129
                                                            --------------  --------------  --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares..............................................     (2,322,498)       (924,756)    (10,165,849)    (12,388,703)
Distributions to shareholders from net realized capital
 gains:
  BEA shares..............................................       (267,603)             --              --              --
                                                            --------------  --------------  --------------  --------------
Total distributions to shareholders.......................     (2,590,101)       (924,756)    (10,165,849)    (12,388,703)
                                                            --------------  --------------  --------------  --------------
Net capital share transactions............................     18,790,839      12,351,849     (77,869,859)     11,448,059
                                                            --------------  --------------  --------------  --------------
Total increase (decrease) in net assets...................     18,782,673      13,264,467     (77,772,399)     10,103,485
Net Assets:
  Beginning of year.......................................     19,564,827       6,300,360     153,620,957     143,517,472
                                                            --------------  --------------  --------------  --------------
  End of year.............................................   $ 38,347,500    $ 19,564,827    $ 75,848,558    $153,620,957
                                                            --------------  --------------  --------------  --------------
                                                            --------------  --------------  --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                BEA MUNICIPAL BOND FUND
                                                                                                       PORTFOLIO
                                                                                             ------------------------------
                                                                                              FOR THE YEAR    FOR THE YEAR
                                                                                              ENDED AUGUST    ENDED AUGUST
                                                                                                31, 1996        31, 1995
                                                                                             --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income....................................................................   $  1,066,671    $  2,273,373
  Net gain (loss) on investments and foreign currency transactions.........................       (616,117)      1,835,066
                                                                                             --------------  --------------
  Net increase in net assets resulting from operations.....................................        450,554       4,108,439
                                                                                             --------------  --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  BEA shares...............................................................................     (1,137,175)     (2,400,128)
Distributions to shareholders from net realized capital gains:
  BEA shares...............................................................................       (629,414)       (174,436)
                                                                                             --------------  --------------
Total distributions to shareholders........................................................     (1,766,589)     (2,574,564)
                                                                                             --------------  --------------
Net capital share transactions.............................................................    (28,080,548)      5,134,026
                                                                                             --------------  --------------
Total increase (decrease) in net assets....................................................    (29,396,583)      6,667,901
Net Assets:
  Beginning of year........................................................................     48,977,837      42,309,936
                                                                                             --------------  --------------
  End of year..............................................................................   $ 19,581,254    $ 48,977,837
                                                                                             --------------  --------------
                                                                                             --------------  --------------


                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          BEA INTERNATIONAL EQUITY PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                          FOR THE             FOR THE             FOR THE        OCTOBER 1, 1992*
                                        YEAR ENDED          YEAR ENDED          YEAR ENDED              TO
                                      AUGUST 31, 1996     AUGUST 31, 1995     AUGUST 31, 1994     AUGUST 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Net asset value, beginning of
 period............................  $        18.24      $        20.73      $        18.73      $        15.00
                                     -----------------   -----------------   -----------------   -----------------
  Income from investment operations
    Net investment income..........            0.19                0.06                0.05                0.04
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            1.05               (1.75)               2.60                3.69
                                     -----------------   -----------------   -----------------   -----------------
    Total from investment
     operations....................            1.24               (1.69)               2.65                3.73
                                     -----------------   -----------------   -----------------   -----------------
  Less Distributions
    Dividends from net investment
     income........................           (0.07)                 --               (0.05)                 --
    Distributions from capital
     gains.........................              --               (0.80)              (0.60)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Total distributions............           (0.07)              (0.80)              (0.65)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Net asset value, end of
     period........................  $        19.41      $        18.24      $        20.73      $        18.73
                                     -----------------   -----------------   -----------------   -----------------
                                     -----------------   -----------------   -----------------   -----------------
Total return.......................         6.81%(d)            (8.06%)(d)           14.23%(d)        24.87%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period......  $  682,270,801      $  773,254,630      $  767,189,791      $  268,403,524
    Ratio of expenses to average
     net assets....................         1.19%(a)            1.25%(a)            1.25%(a)         1.25%(a)(b)
    Ratio of net investment income
     to average net assets.........           0.84%               0.35%               0.33%             0.41%(b)
    Portfolio turnover rate........             86%                 78%                104%              106%(c)
    Average commission rate (e)....  $        .0007                 N/A                 N/A                 N/A



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA International Equity Portfolio would have been 1.22%, 1.26% and 1.30% for the years ended August 31, 1996, 1995 and 1994, respectively, and 1.46% annualized for the period ended August 31, 1993.


(b) Annualized

(c) Not Annualized

(d) Redemption fees not reflected in total return


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                                     ---------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                         FOR THE           FOR THE           FOR THE         FEBRUARY 1,
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED         1993* TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                     ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        17.67    $        24.58    $        18.38    $        15.00
                                     ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income (loss)...            0.10              0.02             (0.03)             0.02
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            0.48             (5.94)             6.64              3.36
                                     ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            0.58             (5.92)             6.61              3.38
                                     ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.05)            (0.07)            (0.09)               --
    Distributions from capital
     gains.........................              --             (0.92)            (0.32)               --
                                     ---------------   ---------------   ---------------   ---------------
    Total distributions............           (0.05)            (0.99)            (0.41)               --
                                     ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        18.20    $        17.67    $        24.58    $        18.38
                                     ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------
Total return.......................         3.33%(d)       (24.42%)(d)         35.99%(d)      22.53%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period......  $  114,691,209    $  128,322,563    $  140,675,379    $   21,988,062
    Ratio of expenses to average
     net assets....................         1.49%(a)          1.50%(a)          1.50%(a)       1.50%(a)(b)
    Ratio of net investment income
     (loss) to average net
     assets........................           0.63%             0.02%             (0.02)%         0.28%(b)
    Portfolio turnover rate........             79%               79%               54%             38%(c)
    Average commission rate (e)....  $        .0005               N/A               N/A               N/A



(a) Without the voluntary waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Emerging Markets Equity Portfolio would have been 1.62%, 1.61% and 2.01% for the years ended August 31, 1996, 1995 and 1994, respectively, and 3.23% annualized for the period ended August 31, 1993.


(b) Annualized

(c) Not Annualized

(d) Redemption fees not reflected in total return


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                      BEA U.S. CORE EQUITY PORTFOLIO
                                     ---------------------------------          BEA U.S. CORE FIXED INCOME PORTFOLIO
                                                                         ---------------------------------------------------
                                                       FOR THE PERIOD                                        FOR THE PERIOD
                                         FOR THE        SEPTEMBER 1,         FOR THE           FOR THE       APRIL 1, 1994*
                                       YEAR ENDED         1994* TO         YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        17.86    $        15.00    $        15.42    $        14.77    $        15.00
                                     ---------------   ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.20              0.22              0.95              0.88              0.42
    Net gain (loss) on securities
     (both realized and
     unrealized)...................            2.81              2.72             (0.16)             0.61             (0.40)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            3.01              2.94              0.79              1.49              0.02
                                     ---------------   ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.21)            (0.08)            (0.93)            (0.84)            (0.25)
    Distributions from capital
     gains.........................           (1.61)               --             (0.22)               --                --
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Total distributions............           (1.82)            (0.08)            (1.15)            (0.84)            (0.25)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        19.05    $        17.86    $        15.06    $        15.42    $        14.77
                                     ---------------   ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Total return.......................          17.59%            19.75%             5.23%            10.60%           0.17%(c)
Ratio/Supplemental Data
    Net assets, end of period......  $   59,015,434    $   31,643,776    $  118,596,275    $   99,249,839    $   30,015,818
    Ratio of expenses to average
     net assets....................         1.00%(a)          1.00%(a)          0.50%(a)          0.50%(a)       0.50%(a)(b)
    Ratio of net investment income
     to average net assets.........           1.25%             1.59%             6.43%             6.47%           6.04%(b)
    Portfolio turnover rate........            127%              123%              201%              304%            186%(c)
    Average commission rate (e)....  $        .0614               N/A               N/A               N/A               N/A



(a) Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Equity Portfolio would have been 1.34% and 1.51% for the years ended August 31, 1996 and 1995. Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Fixed Income Portfolio would have been .78% and .84% for the years ended August 31, 1996 and 1995, respectively, and .99% annualized for the period ended August 31, 1994.


(b) Annualized.

(c) Not annualized.


(e) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              BEA GLOBAL FIXED INCOME PORTFOLIO
                                     ---------------------------------------------------
                                                                         FOR THE PERIOD
                                         FOR THE           FOR THE       JUNE 28, 1994*
                                       YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.67    $        15.00    $        15.00
                                     ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.87              1.06              0.15
    Net gains (losses) on
     securities (both realized and
     unrealized)...................            0.58              0.49             (0.15)
                                     ---------------   ---------------   ---------------
    Total from investment
     operations....................            1.45              1.55                --
                                     ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (1.22)            (0.88)               --
    Distributions from capital
     gains.........................           (0.15)               --                --
                                     ---------------   ---------------   ---------------
    Total distributions............           (1.37)            (0.88)               --
                                     ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        15.75    $        15.67    $        15.00
                                     ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------
Total return.......................           9.65%            10.72%           0.00%(c)
Ratio/Supplemental Data
Net assets, end of period..........  $   38,347,500    $   19,564,827    $    6,300,360
    Ratio of expenses to average
     net assets....................         0.75%(a)          0.75%(a)       0.75%(a)(b)
    Ratio of net investment income
     to average net assets.........           7.37%             7.26%           5.64%(b)
    Portfolio turnover rate........             87%               91%              0%(c)



(a) Without the voluntary waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Global Fixed Income Portfolio would have been 1.07% and 1.29% for the years ended August 31, 1996 and 1995, respectively, and 1.92% annualized for the period ended August 31, 1994.


(b) Annualized.


(c) Not annualized.


*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           BEA HIGH YIELD PORTFOLIO
                                     ---------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                         FOR THE           FOR THE           FOR THE       MARCH 31, 1993*
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                     ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.72    $        15.94    $        16.94    $        15.00
                                     ---------------   ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            1.47              1.42              1.20              0.52
    Net gains (losses) on
     securities (both realized and
     unrealized)...................            0.40             (0.30)            (0.77)             1.42
                                     ---------------   ---------------   ---------------   ---------------
    Total from investment
     operations....................            1.87              1.12              0.43              1.94
                                     ---------------   ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (1.50)            (1.34)            (1.43)               --
    Distributions from capital
     gains.........................              --                --                --                --
                                     ---------------   ---------------   ---------------   ---------------
    Total distributions............           (1.50)            (1.34)            (1.43)               --
                                     ---------------   ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        16.09    $        15.72    $        15.94    $        16.94
                                     ---------------   ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------   ---------------
Total return.......................          12.42%           7.79%(d)          2.24%(d)      12.93%(c)(d)
Ratio/Supplemental Data
Net assets, end of period..........  $   75,848,558    $  153,620,957    $  143,517,472    $   98,356,591
    Ratio of expenses to average
     net assets....................         0.88%(a)          1.00%(a)          1.00%(a)       1.00%(a)(b)
    Ratio of net investment income
     to average net assets.........           8.92%             9.37%             7.73%           7.56%(b)
    Portfolio turnover rate........            143%               70%              121%             72%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA High Yield Portfolio would have been 1.11%, 1.08% and 1.13% for the years ended August 31, 1996, 1995 and 1994, respectively, and 1.17% annualized for the period ended August 31, 1993.


(b) Annualized.

(c) Not annualized.

(d) Redemption fees not reflected in total return.

*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              BEA MUNICIPAL BOND FUND PORTFOLIO
                                     ---------------------------------------------------
                                                                         FOR THE PERIOD
                                         FOR THE           FOR THE       JUNE 20, 1994*
                                       YEAR ENDED        YEAR ENDED            TO
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                     ---------------   ---------------   ---------------
Net asset value, beginning of
 period............................  $        15.46    $        15.06    $        15.00
                                     ---------------   ---------------   ---------------
  Income from investment operations
    Net investment income..........            0.73              0.71              0.09
    Net gains(losses) on securities
     (both realized and
     unrealized)...................           (0.37)             0.50             (0.03)
                                     ---------------   ---------------   ---------------
    Total from investment
     operations....................            0.36              1.21              0.06
                                     ---------------   ---------------   ---------------
  Less Distributions
    Dividends from net investment
     income........................           (0.74)            (0.76)               --
    Distributions from capital
     gains.........................           (0.43)            (0.05)               --
                                     ---------------   ---------------   ---------------
    Total distributions............           (1.17)            (0.81)               --
                                     ---------------   ---------------   ---------------
    Net asset value, end of
     period........................  $        14.65    $        15.46    $        15.06
                                     ---------------   ---------------   ---------------
                                     ---------------   ---------------   ---------------
Total return.......................           2.27%             8.42%           0.40%(c)
Ratio/Supplemental Data
    Net assets, end of period......  $   19,581,254    $   48,977,837    $   42,309,936
    Ratio of expenses to average
     net assets....................         1.00%(a)          1.00%(a)       1.00%(a)(b)
    Ratio of net investment income
     to average net assets.........           4.62%             4.76%           3.27%(b)
    Portfolio turnover rate........             34%               25%              9%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA Municipal Bond Fund Portfolio would have been 1.42% and 1.19% for the years ended August 31, 1996 and 1995, respectively, and 1.34% annualized for the period ended August 31, 1994.


(b) Annualized.

(c) Not annualized.

*   Commencement of operations

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         Notes to Financial Statements
                                August 31, 1996

NOTE 1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988, and currently has seventeen investment Portfolios, seven of which are included in these financial statements.

    The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations. The BEA Family represents interests in seven portfolios which are covered by this report.

            A) SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

            B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in the Portfolio's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

            C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses, principally transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

            D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and net realized capital gains will be declared and paid at least annually. The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts.

            E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio qualify for and elect the tax treatment applicable to regulated investment companies under the
    Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

            F) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.


            G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    Some countries in which the portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.


    The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.



    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.



    In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and a Portfolio's net asset value.


NOTE 2.TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
    Pursuant to Investment Advisory Agreements, BEA Associates ("BEA"), a U.S. investment advisory firm, serves as investment advisor for each of the seven portfolios described herein.

    For its advisory services, BEA is entitled to receive the following fees, computed daily and payable monthly on a portfolio's average daily net assets:

              PORTFOLIO                              ANNUAL RATE
--------------------------------------  --------------------------------------
BEA International Equity Portfolio      0.80% of average daily net assets
BEA Emerging Markets Equity Portfolio   1.00% of average daily net assets
BEA U.S. Core Equity Portfolio          0.75% of average daily net assets
BEA U.S. Core Fixed Income Portfolio    0.375% of average daily net assets
BEA Global Fixed Income Portfolio       0.50% of average daily net assets
BEA High Yield Portfolio                0.70% of average daily net assets
BEA Municipal Bond Fund Portfolio       0.70% of average daily net assets

    BEA may, at its discretion, voluntarily waive all or any portion of its advisory fee for either of the portfolios. For the year ended August 31, 1996, advisory fees and waivers for each of the seven investment portfolios were as follows:

                                         GROSS                            NET
                                      ADVISORY FEE       WAIVER       ADVISORY FEE
                                     --------------  --------------  --------------
BEA International Equity Portfolio    $   5,993,072    $         --   $   5,993,072
BEA Emerging Markets Equity
Portfolio                                 1,289,739              --       1,289,739
BEA U.S. Core Equity Portfolio              328,320         (93,430)        234,890
BEA U.S. Core Fixed Income
Portfolio                                   450,786        (134,639)        316,147
BEA Global Fixed Income Portfolio           157,059         (53,915)        103,144
BEA High Yield Portfolio                    643,353        (100,763)        542,590
BEA Municipal Bond Fund Portfolio           161,784         (68,790)         92,994

    PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each portfolio's transfer and dividend disbursing agent. In addition, PFPC serves as administrator for each of the seven portfolios. PFPC's administration fee is computed daily and payable monthly at an annual rate of
 .125% of each Portfolio's average daily net assets.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 2.TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
    PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the portfolios. For the year ended August 31, 1996, administration fees for each of the seven investment portfolios were as follows:

                                         GROSS                            NET
                                     ADMINISTRATION                  ADMINISTRATION
                                          FEE            WAIVER           FEE
                                     --------------  --------------  --------------
BEA International Equity Portfolio     $    936,418         $(5,204)   $    931,214
BEA Emerging Markets Equity
Portfolio                                   161,218          (8,509)        152,709
BEA U.S. Core Equity Portfolio               54,720              --          54,720
BEA U.S. Core Fixed Income
Portfolio                                   150,262         (48,084)        102,178
BEA Global Fixed Income Portfolio            39,265          (7,853)         31,412
BEA High Yield Portfolio                    114,885         (12,483)        102,402
BEA Municipal Bond Fund Portfolio            28,890              --          28,890

    Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Counsellors Securities Inc., serves as administrative services agent. An administrative service fee is computed daily and payable monthly at an annual rate of .15% of each portfolio's average daily net assets.

NOTE 3.PURCHASES AND SALES OF SECURITIES
    For the year ended August 31, 1996, purchases and sales of investment securities (other than short-term investments) were as follows:


                                                   INVESTMENT SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                               -----------------------------   ---------------------------
                                                 PURCHASES         SALES        PURCHASES        SALES
                                               -------------   -------------   ------------   ------------
BEA International Equity Portfolio              $620,162,213    $730,006,726     $       --     $       --
BEA Emerging Markets Equity Portfolio             96,948,942     111,827,920             --             --
BEA U.S. Core Equity Portfolio                    72,478,392      52,344,258             --             --
BEA U.S. Core Fixed Income Portfolio             162,070,786     121,353,161    113,926,558    105,129,232
BEA Global Fixed Income Portfolio                 20,983,511       9,433,901     16,996,868     14,091,064
BEA High Yield Portfolio                         115,438,832     181,333,821      8,941,087     21,682,861
BEA Municipal Bond Fund Portfolio                  6,047,590      36,230,309       1,525,89      1,090,739


    For the year ended August 31, 1996, purchases include $6,926,876, $753,018, $13,122,108, and $992,174 of investment securities received from shareholders in exchange for 413,792 shares, 40,650 shares, 833,800 shares, and 68,007 shares sold by the BEA Emerging Markets Equity Portfolio, BEA U.S. Core Equity Portfolio, BEA U.S. Core Fixed Income Portfolio and BEA Municipal Bond Fund Portfolio, respectively. For the year ended August 31, 1996, sales include $93,483,064, and $22,092,445 of investment securities delivered to shareholders in exchange for 4,928,316 shares, and 1,470,868 shares redeemed by the BEA International Equity Portfolio and BEA U.S. Core Fixed Income Portfolio, respectively. This resulted in a gain of $8,745,063 for the BEA International Equity Portfolio and a loss of $371,989 for the BEA U.S. Core Fixed Income Portfolio.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 4.CAPITAL SHARES

    Transactions in capital shares for each period were as follows:

                                  BEA INTERNATIONAL EQUITY                             BEA EMERGING MARKETS EQUITY
                                          PORTFOLIO                                             PORTFOLIO
                    -----------------------------------------------------  ----------------------------------------------------
                        FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                         AUGUST 31, 1996             AUGUST 31, 1995            AUGUST 31, 1996            AUGUST 31, 1995
                    --------------------------  -------------------------  -------------------------  -------------------------
                      SHARES         VALUE        SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
Shares sold           8,492,355  $ 158,914,042    7,555,790  $141,210,504    1,930,842  $ 33,432,364    2,740,756  $ 45,977,774
Shares issued in
  reinvestment of
  dividends             137,894      2,523,456    1,783,551    31,977,179       19,043       323,156      290,750     5,614,374
Shares
  repurchased, net
  of redemption
  fees              (15,886,499)  (300,107,186)  (3,955,727)  (69,857,127)  (2,909,721)  (50,936,507)  (1,493,908)  (25,817,939)
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
Net increase
  (decrease)         (7,256,250) $(138,669,688)   5,383,614  $103,330,556     (959,836) $(17,180,987)   1,537,598  $ 25,774,209
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
                    -----------  -------------  -----------  ------------  -----------  ------------  -----------  ------------
BEA Shares
  Authorized        500,000,000                 500,000,000                500,000,000                500,000,000
                    -----------                 -----------                -----------                -----------
                    -----------                 -----------                -----------                -----------

                                   BEA U.S. CORE EQUITY                             BEA U.S. CORE FIXED INCOME
                                        PORTFOLIO                                            PORTFOLIO
                    --------------------------------------------------  ---------------------------------------------------
                       FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED         FOR THE YEAR ENDED
                        AUGUST 31, 1996           AUGUST 31, 1995            AUGUST 31, 1996           AUGUST 31, 1995
                    ------------------------  ------------------------  -------------------------  ------------------------
                      SHARES        VALUE       SHARES        VALUE       SHARES        VALUE        SHARES        VALUE
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
Shares sold           1,435,791  $27,128,776    1,883,469  $28,923,460    4,441,435  $ 68,996,273    4,372,374  $64,282,193
Shares issued in
  reinvestment of
  dividends             188,415    3,346,258        7,112      102,838      576,935     8,756,243      229,407    3,338,279
Shares
  repurchased, net
  of redemption
  fees                 (298,285)  (5,671,311)    (118,327)  (1,982,759)  (3,583,115)  (54,416,107)    (195,402)  (2,949,275)
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
Net increase          1,325,921  $24,803,723    1,772,254  $27,043,539    1,435,255  $ 23,336,409    4,406,379  $64,671,197
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
                    -----------  -----------  -----------  -----------  -----------  ------------  -----------  -----------
BEA Shares
  Authorized        500,000,000               500,000,000               500,000,000                500,000,000
                    -----------               -----------               -----------                -----------
                    -----------               -----------               -----------                -----------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1996

NOTE 4.CAPITAL SHARES (CONTINUED)

                                 BEA GLOBAL FIXED INCOME                                   BEA HIGH YIELD
                                        PORTFOLIO                                             PORTFOLIO
                    --------------------------------------------------  -----------------------------------------------------
                       FOR THE YEAR ENDED        FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                        AUGUST 31, 1996           AUGUST 31, 1995            AUGUST 31, 1996             AUGUST 31, 1995
                    ------------------------  ------------------------  --------------------------  -------------------------
                      SHARES        VALUE       SHARES        VALUE       SHARES         VALUE         SHARES        VALUE
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
Shares sold           1,105,942  $17,551,485      766,650  $11,427,093    3,372,093  $  54,558,056       580,982  $ 8,824,836
Shares issued in
  reinvestment of
  dividends             162,519    2,519,968       61,519      924,756      629,920      9,902,559       825,245   12,285,993
Shares
  repurchased, net
  of redemption
  fees                  (81,878)  (1,280,614)     --           --        (9,062,440)  (142,330,474)     (632,837)  (9,662,770)
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
Net increase
  (decrease)          1,186,583  $18,790,839      828,169  $12,351,849   (5,060,427) $ (77,869,859)      773,390  $11,448,059
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
                    -----------  -----------  -----------  -----------  -----------  -------------  ------------  -----------
BEA Shares
  Authorized        500,000,000               500,000,000               500,000,000                  500,000,000
                    -----------               -----------               -----------                 ------------
                    -----------               -----------               -----------                 ------------

                                                                 BEA MUNICIPAL BOND
                                                                      PORTFOLIO
                                               -------------------------------------------------------
                                                   FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                    AUGUST 31, 1996              AUGUST 31, 1995
                                               --------------------------   --------------------------
                                                 SHARES         VALUE         SHARES         VALUE
                                               -----------   ------------   -----------   ------------
Shares sold                                        315,445   $  4,700,422       935,296   $ 13,666,897
Shares issued in reinvestment of dividends         109,160      1,656,622       123,547      1,831,054
Shares repurchased, net of redemption fees      (2,256,456)   (34,437,592)     (699,839)   (10,363,925)
                                               -----------   ------------   -----------   ------------
Net increase (decrease)                         (1,831,851)  $(28,080,548)      359,004   $  5,134,026
                                               -----------   ------------   -----------   ------------
                                               -----------   ------------   -----------   ------------
BEA Shares Authorized                          500,000,000                  500,000,000
                                               -----------                  -----------
                                               -----------                  -----------

NOTE 5.RESTRICTED SECURITIES
    Certain of the BEA International Equity Portfolio's investments are restricted as to resale and are valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value available. The table below shows the number of shares held, the acquisition date, value as of August 31, 1996, percentage of net assets which the securities comprise, aggregate cost and unit value of the securities.

                              NUMBER OF     ACQUISITION   08/31/96 FAIR  PERCENTAGE OF                   VALUE PER
                               SHARES          DATE           VALUE       NET ASSETS    SECURITY COST      UNIT
                            -------------  -------------  -------------  -------------  -------------  -------------
Sodigas Pampeana                558,962        1/14/93     $   844,809        0.1%       $   566,038     $   1.511
Sodigas del Sur                 403,923        1/14/93         745,416        0.1%           384,038         1.845
Geotek Communications,
Inc.                                600        5/26/95       6,476,842        0.8%         6,000,000        10,795
                                                          -------------                 -------------
                                                           $ 8,067,067                   $ 6,950,076
                                                          -------------                 -------------
                                                          -------------                 -------------

NOTE 6.CAPITAL LOSS CARRYOVER

    At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $26,922,032 in the BEA International Equity Portfolio which expires in 2003, $22,315,875 in the Emerging Markets Equity Portfolio which expires in 2004 and $13,514,163 in the BEA High Yield Portfolio of which $8,528,142 expires in 2001 and $4,986,021 expires in 2003. In addition, deferred post-October 31, 1995 losses were available to offset future net capital gains through August 31, 1996 as follows: $2,694,725 in the BEA High Yield Portfolio.


NOTE 7.FORWARD FOREIGN CURRENCY CONTRACTS
    The Funds will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

    Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's Portfolio Securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended August 31, 1996, the BEA International Equity Portfolio, the BEA U.S. Core Fixed Income Portfolio and the BEA Global Fixed Income Portfolio entered into forward foreign currency contracts.

    The BEA U.S. Core Fixed Income Portfolio's open Forward Foreign Currency Contract at August 31, 1996 was as follows:

                                                                      UNREALIZED
                                   FOREIGN                              FOREIGN
  FORWARD CURRENCY     EXPIRATION  CURRENCY   CONTRACT   CONTRACT      EXCHANGE
      CONTRACT           DATE     TO BE SOLD   AMOUNT      VALUE      GAIN/(LOSS)
---------------------  ---------  ----------  ---------  ---------  ---------------
Canadian Dollars        09/17/96    932,000   $ 678,852  $ 681,586     $  (2,734)
German Deutschemarks    09/17/96    350,000     229,358    236,823        (7,465)
                                              ---------  ---------  ---------------
                                              $ 908,210  $ 918,409     $ (10,199)
                                              ---------  ---------  ---------------
                                              ---------  ---------  ---------------


                                   FOREIGN                            UNREALIZED
                                   CURRENCY                             FOREIGN
  FORWARD CURRENCY     EXPIRATION   TO BE     CONTRACT   CONTRACT      EXCHANGE
      CONTRACT           DATE     PURCHASED    AMOUNT      VALUE      GAIN/(LOSS)
---------------------  ---------  ----------  ---------  ---------  ---------------
German Deutschemarks    09/17/96    350,000   $ 237,649  $ 236,823     $    (826)
                                              ---------  ---------  ---------------
                                              ---------  ---------  ---------------


    The BEA Global Fixed Income Portfolio's open Forward Foreign Currency Contracts at August 31, 1996 were as follows:

                                                                                UNREALIZED
                                     FOREIGN                                      FOREIGN
  FORWARD CURRENCY     EXPIRATION    CURRENCY       CONTRACT      CONTRACT       EXCHANGE
      CONTRACT           DATE       TO BE SOLD       AMOUNT        VALUE         GAIN/LOSS
---------------------  ---------  --------------  ------------  ------------  ---------------
Australian Dollars      09/17/96        355,000   $    280,450  $    280,495    $       (45)
Australian Dolars       09/17/96      1,005,000        793,649       794,077           (428)
Canadian Dollars        09/17/96        740,000        543,970       541,173          2,797
German Deutschemarks    09/17/96         94,000         61,599        63,604         (2,005)
German Deutschemarks    09/17/96      1,900,000      1,250,000     1,285,608        (35,608)
German Deutschemarks    09/17/96      4,424,000      2,897,753     2,993,437        (95,684)
Italian Lira            09/17/96  1,562,000,000      1,009,110     1,032,495        (23,385)
Italian Lira            09/17/96  1,880,000,000      1,214,550     1,189,815         24,735
Japanese Yen            09/17/96    163,620,000      1,500,000     1,509,660         (9,660)
Netherlands Guilder     09/17/96        611,500        358,577       369,081        (10,504)
Netherlands Guilder     09/17/96      6,204,000      3,634,446     3,744,523       (110,077)
Swedish Krona           09/17/96        368,000         54,498        55,572         (1,074)
                                                  ------------  ------------  ---------------
                                                  $ 13,598,602  $ 13,859,540    $  (260,938)
                                                  ------------  ------------  ---------------
                                                  ------------  ------------  ---------------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 1996

NOTE 7.FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED)

                                     FOREIGN                                  UNREALIZED
                                     CURRENCY                                   FOREIGN
  FORWARD CURRENCY     EXPIRATION     TO BE        CONTRACT     CONTRACT       EXCHANGE
      CONTRACT           DATE       PURCHASED       AMOUNT        VALUE        GAIN/LOSS
---------------------  ---------  --------------  -----------  -----------  ---------------
French Francs           09/17/96        273,000   $    52,665  $    53,963     $   1,298
French Francs           09/17/96      4,250,000       820,622      840,080        19,458
French Francs           09/17/96      5,987,000     1,155,792    1,183,427        27,635
German Deutschemarks    09/17/96         94,000        62,499       63,604         1,105
German Deutschemarks    09/17/96      1,800,000     1,196,188    1,217,944        21,756
Great Britain Pounds    09/17/96        220,000       336,600      343,449         6,849
Italian Lira            09/17/96  1,880,000,000     1,203,046    1,189,815       (13,231)
Japanese Yen            09/17/96    175,000,000     1,638,960    1,614,659       (24,301)
Netherlands Guilder     09/17/96        611,500       362,983      369,081         6,098
Netherlands Guilder     09/17/96      1,950,000     1,150,266    1,176,953        26,687
Spanish Pesetas         09/17/96     52,200,000       401,322      416,860        15,538
                                                  -----------  -----------  ---------------
                                                  $ 8,380,943  $ 8,469,835     $  88,892
                                                  -----------  -----------  ---------------
                                                  -----------  -----------  ---------------

                       REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC:



    We have audited the accompanying statements of net assets of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Portfolios of The RBB Fund Inc., as of August 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Portfolios of The RBB Fund Inc., as of August 31, 1996 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 11, 1996

                                     PART C

                                OTHER INFORMATION



Item 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements:

     (1)  Included in Part A of the Registration Statement:


          (I) Per Share Data and Ratios for the periods ended August 31, 1989 through August 31, 1996 for the BEA Institutional Classes: representing interests in the International Equity, Emerging Markets Equity, U.S. Core Equity, U.S. Core Fixed Income, Global Fixed Income, High Yield, and Municipal Bond Funds.

          (II) No Per Share Data and Ratios is given for the fiscal year ended August 31, 1996, as no such shares had been sold to the public for:

               (A)  BEA Institutional Class (Balanced Fund)
               (B)  BEA Institutional Class (Short Duration Fund)
               (C) Bea Investor Classes (representing interests in International Equity, Emerging Markets Equity, High Yield and Global Telecommunications Funds)
               (D) Bea Advisor Classes (representing interests in International Equity, Emerging Markets Equity, High Yield and Global Telecommunications Funds)


          Included in Part B of the Registration Statement:


               Bea International Equity Fund (Institutional Class)
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1996.
                    Statement of Operations for the fiscal year ended
                    August 31, 1996.
                    Statement of Changes in Net Assets for the fiscal year ended August 31, 1995 and for fiscal year ended August 31, 1996. Selected Per Share Data and Ratios

               Bea Emerging Markets Equity Fund (Institutional Class)
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1996.
                    Statement of Operations for the fiscal year ended
                    August 31, 1996.
                    Statement of Changes in Net Assets for the fiscal year ended August 31, 1995 and for fiscal year ended August 31, 1996. Selected Per Share Data and Ratios

               Bea U.S. Core Equity Fund (Institutional Class)
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1996. Statement of Operations for the fiscal year ended August 31, 1996.

                                                                      See Note #
                                                                      ----------

                    Statement of Changes in Net Assets for the period September 1, 1994 (Commencement of Operations) to August 31, 1995 and for fiscal year ended August 31, 1996.
                    Selected Per Share Data and Ratios

               Bea U.S. Core Fixed Income Fund (Institutional Class)
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1996.
                    Statement of Operations for the fiscal year ended
                    August 31, 1996.
                    Statement of Changes in Net Assets for the period April 1, 1994 (Commencement of Operations) to August 31, 1995 and for fiscal year ended August 31, 1996.
                    Selected Per Share Data and Ratios

               Bea Global Fixed Income Fund (Institutional Class)
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1996.
                    Statement of Operations for the fiscal year ended
                    August 31, 1996.
                    Statement of Changes in Net Assets for the period June 28, 1994 (Commencement of Operations) to August 31, 1995 and for fiscal year ended August 31, 1996.
                    Selected Per Share Data and Ratios

               Bea High Yield Fund (Institutional Class)
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1996.
                    Statement of Operations for the fiscal year ended
                    August 31, 1996.
                    Statement of Changes in Net Assets for the fiscal year ended August 31, 1995 and for fiscal year ended August 31, 1996. Selected Per Share Data and Ratios

               Bea Municipal Bond Fund Fund (Institutional Class)
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1996.
                    Statement of Operations for the fiscal year ended
                    August 31, 1996.
                    Statement of Changes in Net Assets for the period
                    June 30, 1994 (Commencement of Operations) to
                    August 31, 1995 and for fiscal year ended August 31, 1996. Selected Per Share Data and Ratios

Notes to Financial Statements

(b)  Exhibits:                                                        See Note #
                                                                      ----------

          (1) (a)   Articles of Incorporation of Registrant                1
[cad 228]
              (b)   Articles Supplementary of Registrant.                  1

              (c)   Articles of Amendment to Articles of
                     Incorporation of Registrant.                          2

              (d)   Articles Supplementary of Registrant.                  2

              (e)   Articles Supplementary of Registrant.                  5

              (f)   Articles Supplementary of Registrant.                  6

              (g)   Articles Supplementary of Registrant.                  9

              (h)   Articles Supplementary of Registrant.                  10

              (i)   Articles Supplementary of Registrant.                  14

              (j)   Articles Supplementary of Registrant.                  14

              (k)   Articles Supplementary of Registrant.                  19

              (l)   Articles Supplementary of Registrant.                  19

              (m)   Articles Supplementary of Registrant.                  19

              (n)   Articles Supplementary of Registrant.                  19

              (o)   Articles Supplementary of Registrant.                  20

              (p)   Articles Supplementary of Registrant.                  23


              (q)   Articles Supplementary of Registrant.


          (2)  Amended By-Laws adopted August 16, 1988.                    3

              (a)  Amendment to By-Laws adopted July 25, 1989.             4

              (b)  By-Laws amended through October 24, 1989.               5

              (c)  By-Laws amended through April 24, 1996.                 23

          (3)  None.

                                                                      See Note #
                                                                      ----------


          (4)  Specimen Certificates
               a)   SafeGuard Equity Growth and Income Shares              3
               b)   SafeGuard Fixed Income Shares                          3
               c)   SafeGuard Balanced Shares                              3
               d)   SafeGuard Tax-Free Shares                              3
               e)   SafeGuard Money Market Shares                          3
               f)   SafeGuard Tax-Free Money Market Shares                 3
               g)   Cash Preservation Money Market Shares                  3
               h)   Cash Preservation Tax-Free Money
                     Market Shares                                         3
               i)   Sansom Street Money Market Shares                      3
               j)   Sansom Street Tax-Free Money Market Shares             3
               k)   Sansom Street Government Obligations Money             3
                      Market Shares
               l)   Bedford Money Market Shares                            3
               m)   Bedford Tax-Free Money Market Shares                   3
               n)   Bedford Government Obligations Money Market            3
                      Shares
               o)   Bedford New York Municipal Money
                     Market Shares                                         5
               p)   SafeGuard Government Securities Shares                 5
               q)   Income Opportunities High Yield Bond Shares            6
               r)   Bradford Tax-Free Money Market Shares                  8
               s)   Bradford Government Obligations Money Market           8
                      Shares
               t)   Alpha 1 Money Market Shares                            8
               u)   Alpha 2 Tax-Free Money Market Shares                   8
               v)   Alpha 3 Government Obligations Money Market            8
                      Shares
               w)   Alpha 4 New York Municipal Money Market                8
                      Shares
               x)   Beta 1 Money Market Shares                             8
               y)   Beta 2 Tax-Free Money Market Shares                    8
               z)   Beta 3 Government Obligations Money Market             8
                      Shares
                 aa)     Beta 4 New York Municipal Money Market            8
                           Shares
                 bb)     Gamma 1 Money Market Shares                       8
                 cc)     Gamma 2 Tax-Free Money Market Shares              8
                 dd)     Gamma 3 Government Obligations Money              8
                           Market Shares
                 ee)     Gamma 4 New York Municipal Money Market           8
                           Shares
                 ff)     Delta 1 Money Market Shares                       8
                 gg)     Delta 2 Tax-Free Money Market Shares              8
                 hh)     Delta 3 Government Obligations Money              8
                           Market Shares
                 ii)     Delta 4 New York Municipal Money
                           Market Shares                                   8
                 jj)     Epsilon 1 Money Market Shares                     8
                 kk)     Epsilon 2 Tax-Free Money Market Shares            8
                 ll)     Epsilon 3 Government Obligations Money
                           Market Shares                                   8

                                                                      See Note #
                                                                      ----------

                 mm)     Epsilon 4 New York Municipal Money
                           Market Shares                                   8
                 nn)     Zeta 1 Money Market Shares                        8
                 oo)     Zeta 2 Tax-Free Money Market Shares               8
                 pp)     Zeta 3 Government Obligations Money
                           Market Shares                                   8
                 qq)     Zeta 4 New York Municipal Money Market
                           Shares
                 rr)     Eta 1 Money Market Shares                         8
                 ss)     Eta 2 Tax-Free Money Market Shares                8
                 tt)     Eta 3 Government Obligations Money
                           Market Shares                                   8
                 uu)     Eta 4 New York Municipal Money Market
                           Shares                                          8
                 vv)     Theta 1 Money Market Shares                       8
                 ww)     Theta 2 Tax-Free Money Market Shares              8
                 xx)     Theta 3 Government Obligations Money
                           Market Shares                                   8
                 yy)     Theta 4 New York Municipal Money Market
                           Shares                                          8
                 zz)     BEA International Equity Shares                   9
                 a1)     BEA Strategic Fixed Income Shares                 9
                 a2)     BEA Emerging Markets Equity Shares                9
                 a3)     Laffer/Canto Equity Shares                        12
                 a4)     BEA U.S. Core Equity Shares                       13
                 a5)     BEA U.S. Core Fixed Income Shares                 13
                 a6)     BEA Global Fixed Income Shares                    13
                 a7)     BEA Municipal Bond Shares                         13
                 a8)     BEA Balanced Shares                               16
                 a9)     BEA Short Duration Shares                         16
                a10)     Warburg Growth & Income Shares                    18
                a11)     Warburg Balanced Shares                           18


          (5) (a)   Investment Advisory Agreement (Money)                  3
                    between Registrant and Provident
                    Institutional Management Corporation,
                    dated as of August 16, 1988.

              (b)   Sub-Advisory Agreement (Money) between                 3
                    Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

              (c)   Investment Advisory Agreement                          3
                    (Tax -Free Money) between Registrant and
                    Provident Institutional Management
                    Corporation, dated as of August 16, 1988.

              (d)   Sub-Advisory Agreement (Tax-Free Money)                3
                    between Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

                                                                      See Note #
                                                                      ----------

              (e)   Investment Advisory Agreement                          3
                    (Government Money) between Registrant and
                    Provident Institutional Management
                    Corporation, dated as of August 16, 1988.

              (f)   Sub-Advisory Agreement (Government Money)              3
                    between Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

              (k)   Investment Advisory Agreement (Balanced)               3
                    between Registrant and Provident
                    Institutional Management Corporation,
                    dated as of August 16, 1988.

              (l)   Sub-Advisory Agreement (Balanced) between              4
                    Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

              (m)   Investment Advisory Agreement (Tax-Free)               3
                    between Registrant and Provident
                    Institutional Management Corporation,
                    dated as of August 16, 1988.

              (n)   Sub-Advisory Agreement (Tax-Free) between              3
                    Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

              (s)   Investment Advisory Agreement                          8
                    (Government Securities) between Registrant and Provident Institutional Management
                    Corporation dated as of April 8, 1991.

              (t)   Investment Advisory Agreement                          8
                    (High Yield Bond) between Registrant
                    and Provident Institutional Management
                    Corporation dated as of April 8, 1991.

              (u)   Sub-Advisory Agreement (High Yield Bond)               8
                    between Registrant and Warburg,
                    Pincus Counsellors, Inc.
                    dated as of April 8, 1991.

              (v)   Investment Advisory Agreement                          9
                    (New York Municipal Money Market) between
                    Registrant and Provident Institutional
                    Management Corporation dated
                     November 5, 1991.

                                                                      See Note #
                                                                      ----------

              (w)   Investment Advisory Agreement (Equity)                 10
                    between Registrant and Provident
                    Institutional Management Corporation
                    dated November 5, 1991.

              (x)   Sub-Advisory Agreement (Equity) between                10
                    Registrant, Provident Institutional
                    Management Corporation and Warburg,
                    Pincus Counsellors, Inc. dated
                    November 5, 1991.

              (y)   Investment Advisory Agreement                          10
                    (Tax-Free Money Market) between
                    Registrant and Provident Institutional
                    Management Corporation dated
                    April 21, 1992.

              (z)   Investment Advisory Agreement                          11
                    (BEA International Equity Portfolio)
                    between Registrant and BEA Associates.

              (aa)  Investment Advisory Agreement                          11
                    (BEA Strategic Fixed Income Portfolio)
                    between Registrant and BEA Associates.

              (bb)  Investment Advisory Agreement                          11
                    (BEA Emerging Markets Equity Portfolio)
                    between Registrant and BEA Associates.

              (cc)  Investment Advisory Agreement                          14
                    (Laffer/Canto Equity Portfolio)
                    between Registrant and Laffer Advisors
                    Incorporated, dated as of July 21, 1993.

              (dd)  Sub-Advisory Agreement                                 12
                    (Laffer/Canto Sector Equity Portfolio)
                    between PNC Institutional Management
                    Corporation and Laffer Advisors
                    Incorporated, dated as of July 21, 1993.

              (ee)  Investment Advisory Agreement                          15
                    (BEA U.S. Core Equity Portfolio) between
                    Registrant and BEA Associates, dated as
                    of October 27, 1993.

              (ff)  Investment Advisory Agreement                          15
                    (BEA U.S. Core Fixed Income Portfolio)
                    between Registrant and BEA Associates,
                    dated as of October 27, 1993.

              (gg)  Investment Advisory Agreement                          15

                                                                      See Note #
                                                                      ----------

                    (BEA Global Fixed Income Portfolio)
                    between Registrant and BEA Associates,
                    dated as of October 27, 1993.

              (hh)  Investment Advisory Agreement                          15
                    (BEA Municipal Bond Fund Portfolio)
                    between Registrant and BEA Associates,
                    dated as of October 27, 1993.

              (ii)  Investment Advisory Agreement                          14
                    (Warburg Pincus Growth and Income Fund)
                    between Registrant and Warburg,
                    Pincus Counsellors, Inc.

              (jj)  Investment Advisory Agreement                          16
                    (Warburg Pincus Balanced Fund) between
                    Registrant and Warburg, Pincus Counsellors,
                    Inc.

              (kk)  Investment Advisory Agreement                          16
                    (BEA Balanced) between Registrant and
                    BEA Associates.

              (ll)  Investment Advisory Agreement                          16
                    (BEA Short Duration Portfolio) between
                    Registrant and BEA Associates.

              (mm)  Investment Advisory Agreement (Warburg                 21
                    Pincus Tax Free Fund) between Registrant and Warburg, Pincus Counsellors, Inc.

              (nn)  Investment Advisory Agreement (NI                      23
                    Micro Cap Fund) between Registrant and
                    Numeric Investors, L.P.

              (oo)  Investment Advisory Agreement (NI                      23
                    Growth Fund) between Registrant and
                    Numeric Investors, L.P.

              (pp)  Investment Advisory Agreement (ni                      23
                    Growth & Value Fund) between Registrant
                    and Numeric Investors, L.P.

              (qq)  Form of Investment Advisory Agreement (BEA             24
                    Global Telecommunications Portfolio)
                    between Registrant and BEA Associates.

          (6) (r)   Distribution Agreement and Supplements                 8
                    (Classes A through Q) between the
                    Registrant and Counsellors Securities Inc.
                    dated as of April 10, 1991.

                                                                      See Note #
                                                                      ----------

              (s)   Distribution Agreement Supplement                      9
                    (Classes L, M, N and O) between the
                    Registrant and Counsellors Securities
                    Inc. dated as of November 5, 1991.

              (t)   Distribution Agreement Supplements                     9
                    (Classes R, S, and Alpha 1 through Theta 4) between the Registrant and Counsellors
                    Securities Inc. dated as of November
                    5, 1991.

              (u)   Distribution Agreement Supplement                      10
                    (Classes T, U and V) between the Registrant and Counsellors Securities Inc.
                    dated as of September 18, 1992.

              (v)   Distribution Agreement Supplement                      14
                    (Class W) between the Registrant and
                    Counsellors Securities Inc. dated as of
                    July 21, 1993.

              (w)   Distribution Agreement Supplement                      14
                    (Classes X, Y, Z and AA) between the
                    Registrant and Counselors Securities Inc.

              (x)   Distribution Agreement Supplement                      18
                    (Classes BB and CC) between Registrant
                    and Counsellor's Securities Inc. dated
                    as of October 26, 1994.

              (y)   Distribution Agreement Supplement                      18
                    (Classes DD and EE) between Registrant and
                    Counsellor's Securities Inc. dated as of October 26, 1994.

              (z)   Distribution Agreement Supplement                      19
                    (Classes L, M, N and O) between the
                    Registrant and Counsellor's Securities
                    Inc.

              (aa)  Distribution Agreement Supplement                      19
                    (Classes R, S) between the Registrant and
                    Counsellor's Securities Inc.

              (bb)  Distribution Agreement Supplements                     19
                    (Classes Alpha 1 through Theta 4) between the Registrant and Counsellor's Securities
                    Inc.

              (cc)  Distribution Agreement Supplement Janney               20
                    Classes (Alpha 1, Alpha 2, Alpha 3 and

                                                                      See Note #
                                                                      ----------

                    Alpha 4 between the Registrant and
                    Counsellor's Securities, Inc.

              (dd)  Distribution Agreement Supplement NI                   23
                    Classes (Classes FF, GG and HH)

              (ee)  Form of Distribution Agreement Supplement              24
                    (Classes II, JJ, KK, and LL)

              (ff)  Form of Distribution Agreement Supplement              24
                    (Classes MM, NN, OO, and PP)

          (7)       Fund Office Retirement Profit-Sharing and              7
                    Trust Agreement, dated as of
                    October 24, 1990.

          (8) (a)   Custodian Agreement between Registrant and             3
                    Provident National Bank dated as of
                    August 16, 1988.

              (b)   Sub-Custodian Agreement among                          10
                    The Chase Manhattan Bank, N.A., the
                    Registrant and Provident National Bank,
                    dated as of July 13, 1992, relating to
                    custody of Registrant's foreign securities.

              (e)   Amendment No. 1 to Custodian Agreement                 9
                    dated August 16, 1988.

              (f)   Agreement between Brown Brothers Harriman              10
                    & Co. and Registrant on behalf of
                    BEA International Equity Portfolio,
                    dated September 18, 1992.

              (g)   Agreement between Brown Brothers Harriman &            10
                    Co. and Registrant on behalf of BEA
                    Strategic Fixed Income Portfolio, dated
                    September 18, 1992.

              (h)   Agreement between Brown Brothers Harriman              10
                    & Co. and Registrant on behalf of
                    BEA Emerging Markets Equity Portfolio,
                    dated September 18, 1992.

              (i)   Agreement between Brown Brothers Harriman              15
                    & Co. and Registrant on behalf of BEA
                    Emerging Markets Equity, BEA International
                    Equity, BEA Strategic Fixed Income and BEA
                    Global Fixed Income Portfolios,
                    dated as of November 29, 1993.

                                                                      See Note #
                                                                      ----------

              (j)   Agreement between Brown Brothers Harriman              15
                    & Co. and Registrant on behalf of
                    BEA U.S. Core Equity and BEA U.S. Core
                    Fixed Income Portfolio dated as of
                    November 29, 1993.

              (k)   Custodian Contract between                             18
                    Registrant and State Street Bank and
                    Trust Company.

              (l)   Form of Custody Agreement between the                  23
                    Registrant and Custodial Trust Company on behalf of NI Micro Cap Fund, NI Growth Fund and NI Growth & Value Fund, Portfolios of the Registrant.

          (9) (a)   Transfer Agency Agreement (Sansom Street)              3
                    between Registrant and Provident
                    Financial Processing Corporation,
                    dated as of August 16, 1988.

              (b)   Transfer Agency Agreement (Cash                        3
                    Preservation) between Registrant and
                    Provident Financial Processing Corporation, dated as of August 16, 1988.

              (c)   Shareholder Servicing Agreement                        3
                    (Sansom Street Money).

              (d)   Shareholder Servicing Agreement                        3
                    (Sansom Street Tax-Free Money).

              (e)   Shareholder Servicing Agreement                        3
                    (Sansom Street Government Money).

              (f)   Shareholder Services Plan                              3
                    (Sansom Street Money).

              (g)   Shareholder Services Plan                              3
                    (Sansom Street Tax-Free Money).

              (h)   Shareholder Services Plan                              3
                    (Sansom Street Government Money).

              (i)   Transfer Agency Agreement (SafeGuard)                  3
                    between Registrant and Provident Financial
                    Processing Corporation, dated as of
                    August 16, 1988.

                                                                      See Note #
                                                                      ----------

              (j)   Transfer Agency Agreement (Bedford)                    3
                    between Registrant and Provident
                    Financial Processing Corporation,
                    dated as of August 16, 1988.

              (k)   Transfer Agency Agreement                              7
                    (Income Opportunities) between Registrant and Provident Financial Processing
                    Corporation dated June 25, 1990.

              (l)   Administration and Accounting Services                 8
                    Agreement between Registrant and
                    Provident Financial Processing
                    Corporation, relating to Government
                    Securities Portfolio, dated as of
                    April 10, 1991.

              (m)   Administration and Accounting Services                 9
                    Agreement between Registrant and
                    Provident Financial Processing
                    Corporation, relating to
                    New York Municipal Money Market
                    Portfolio dated as of November 5, 1991.

              (n)   Administration and Accounting Services                 9
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to Equity Portfolio dated as of November 5, 1991.

              (o)   Administration and Accounting Services                 9
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to High Yield Bond Portfolio, dated as of April 10, 1991.

              (p)   Administration and Accounting Services                 10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation
                    (International) dated September 18, 1992.

              (q)   Administration and Accounting Services                 10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation (Strategic) dated September 18, 1992;

              (r)   Administration and Accounting Services                 10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation (Emerging) dated September 18, 1992.

                                                                      See Note #
                                                                      ----------

              (s)   Transfer Agency Agreement and Supplements              9
                    (Bradford, Alpha, Beta, Gamma, Delta,
                    Epsilon, Zeta, Eta and Theta) between
                    Registrant and Provident Financial
                    Processing Corporation dated as of
                    November 5, 1991.

              (t)   Transfer Agency Agreement Supplement                   10
                    (BEA) between Registrant and Provident
                    Financial Processing Corporation
                    dated as of September 18, 1992.

              (u)   Administrative Services Agreement between              10
                    Registrant and Counsellor's Fund
                    Services, Inc. (BEA Portfolios)
                    dated September 18, 1992.

              (v)   Administration and Accounting Services                 10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to Tax-Free Money Market Portfolio, dated as of April 21, 1992.

              (w)   Transfer Agency Agreement Supplement                   12
                    (Laffer) between Registrant and PFPC Inc.
                    dated as of July 21, 1993.

              (x)   Administration and Accounting Services                 12
                    Agreement between Registrant and PFPC Inc., relating to Laffer/Canto Equity Fund, dated July 21, 1993.

              (y)   Transfer Agency Agreement Supplement                   15
                    (BEA U.S. Core Equity, BEA U.S.
                    Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund) between
                    Registrant and PFPC Inc. dated as of
                    October 27, 1993.

              (z)   Administration and Accounting Services                 15
                    Agreement between Registrant and PFPC Inc.
                    relating to (Core Equity) dated as of
                    October 27, 1993.

              (aa)  Administration and Accounting Services                 15
                    Agreement between Registrant and PFPC Inc.
                    (Core Fixed Income) dated
                    October 27, 1993.

                                                                      See Note #
                                                                      ----------

              (bb)  Administration and Accounting Services                 15
                    Agreement between Registrant and
                    PFPC Inc. (International Fixed Income)
                    dated October 27, 1993

              (cc)  Administration and Accounting Services                 15
                    Agreement between Registrant and PFPC Inc.
                    (Municipal Bond) dated October 27, 1993.

              (dd)  Transfer Agency Agreement Supplement                   18
                    (BEA Balanced and Short Duration) between
                    Registrant and PFPC Inc. dated
                    October 26, 1994.

              (ee)  Administration and Accounting Services                 18
                    Agreement between Registrant and PFPC Inc.
                    (BEA Balanced) dated October 26, 1994.

              (ff)  Administration and Accounting Services                 18
                    Agreement between Registrant and PFPC Inc.
                    (BEA Short Duration) dated
                    October 26, 1994.

              (gg)  Co-Administration Agreement between                    18
                    Registrant and PFPC Inc. (Warburg Pincus
                    Growth & Income Fund) dated
                    August 4, 1994.

              (hh)  Co-Administration Agreement between                    18
                    Registrant and PFPC Inc. (Warburg Pincus
                    Balanced Fund) dated August 4, 1994.

              (ii)  Co-Administration Agreement between                    18
                    Registrant and Counsellors Funds Services,
                    Inc. (Warburg Pincus Growth & Income Fund) dated August 4, 1994.

              (jj)  Co-Administration Agreement between                    18
                    Registrant and Counsellors Funds Services,
                    Inc. (Warburg Pincus Balanced Fund) dated
                    August 4, 1994.

              (kk)  Administrative Services Agreement Supplement           18
                    between Registrant and Counsellor's Fund
                    Services, Inc. (BEA Classes) dated
                    October 26, 1994.

              (ll)  Co-Administration Agreement between                    21
                    Registrant and PFPC Inc. (Warburg Pincus
                    Tax Free Fund) dated March 31, 1995.

                                                                      See Note #
                                                                      ----------

              (mm)  Co-Administration Agreement between                    21
                    Registrant and Counsellors Funds
                    Services, Inc. (Warburg Pincus Tax Free
                    Fund) dated March 31, 1995.

              (nn)  Transfer Agency and Service Agreement                  21
                    between Registrant and State Street
                    Bank and Trust Company and PFPC, Inc.
                    dated February 1, 1995.


              (oo)  Supplement to Transfer Agency and Service              21
                    Agreement between Registrant, State Street
                    Bank and Trust Company, Inc. and PFPC
                    dated April 10, 1995.

              (pp)  Amended and Restated Credit Agreement dated            22
                    December 15, 1994.

              (qq)  Transfer Agency Agreement Supplement (ni               23
                    Micro Cap Fund, NI Growth Fund and
                    NI Growth & Value Fund) between
                    Registrant and PFPC, Inc. dated
                    April 24, 1996.

              (rr)  Administration and Accounting Services                 23
                    Agreement between Registrant and PFPC, Inc.
                    (NI Micro Cap Fund) dated April 24, 1996.

              (ss)  Administration and Accounting Services                 23
                    Agreement between Registrant and PFPC, Inc.
                    (NI Growth Fund) dated April 24, 1996.

              (tt)  Administration and Accounting Services                 23
                    Agreement between Registrant and PFPC, Inc.
                    (NI Growth & Value Fund) dated
                    April 24, 1996.

                                                                      See Note #
                                                                      ----------

              (uu)  Administrative Services Agreement between              23
                    Registrant and Counsellors Fund Services,
                    Inc. (NI Micro Cap Fund, NI
                    Growth Fund and NI Growth &
                    Value Fund) dated April 24, 1996.

              (vv)  Form of Administration and Accounting Services         24
                    Agreement between  REGISTRANT and PFPC, Inc.
                    (BEA Global Telecommunications).

              (ww)  Form of Co-Administration Agreement between            24
                    Registrant Investor and BEA Associates
                    (BEA International Equity Investor
                    Portfolio).

              (xx)  Form of Co-Administration Agreement between            24
                    Registrant and BEA Associates (BEA
                    International Equity Advisor Portfolio).

              (yy)  Form of Co-Administration Agreement between            24
                    Registrant and BEA Associates (BEA
                    Emerging Markets Equity Investor
                    Portfolio).

              (zz)  Form of Co-Administration Agreement between            24
                    Registrant and BEA Associates (BEA
                    Emerging Markets Equity Advisor
                    Portfolio).

              (aaa) Form of Co-Administration Agreement between            24
                    Registrant and BEA Associates (BEA
                    High Yield Investor Portfolio).

              (bbb) Form of Co-Administration Agreement between            24
                    Registrant and BEA Associates (BEA
                    High Yield Advisor Portfolio).

              (ccc) Form of Co-Administration Agreement between            24
                    Registrant and BEA Associates (BEA
                    Global Telecommunications Investor
                    Portfolio).

              (ddd) Form of Co-Administration Agreement between            24
                    Registrant and BEA Associates (BEA
                    Global Telecommunications Advisor
                    Portfolio).

              (eee) Form of Transfer Agreement and Service                 24
                    Agreement between Registrant and State
                    Street Bank and Trust Company.

                                                                      See Note #
                                                                      ----------


          (10)(a)   Incorporated by reference herein to
                    Registrant's 24f-2 Notice for the
                    fiscal year ended August 31, 1995
                    filed on October 26, 1995.  Opinion
                    of Counsel.

          (10)(b)   Opinion and Consent of Counsel.


          (11)      Consent of Independent Accountants.

          (12)      None.

          (13)(a)   Subscription Agreement (relating to                    2
                     Classes A through N).

              (b)   Subscription Agreement between Registrant              7
                    and Planco Financial Services, Inc.,
                    relating to Classes O and P.

              (c)   Subscription Agreement between Registrant and          7
                    Planco Financial Services, Inc., relating to
                    Class Q.

              (d)   Subscription Agreement between Registrant              9
                    and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4.

              (e)   Subscription Agreement between Registrant              10
                    and Counsellors Securities Inc. relating to Classes T, U and V.

              (f)   Subscription Agreement between Registrant              18
                    and Counsellor's Securities Inc. relating to Classes BB and CC.

              (g)   Purchase Agreement between Registrant and              21
                    Counsellors Securities Inc. relating to
                    Class DD (Warburg Pincus Growth & Income
                    Fund Series 2).

              (h)   Purchase Agreement between Registrant and              21
                    Counsellors Securities Inc. relating to
                    Class EE (Warburg Pincus Balanced Fund
                    Series 2).

              (i)   Purchase Agreement between Registrant and              23
                    Numeric Investors, L.P. relating to
                    Class FF (NI Micro Cap Fund).

              (j)   Purchase Agreement between Registrant and              23
                    Numeric Investors, L.P. relating to

                                                                      See Note #
                                                                      ----------

                    Class GG (NI Growth Fund).

              (k)   Purchase Agreement between Registrant and              23
                    Numeric Investors, L.P. relating to

                    Class HH (NI Growth & Value Fund)

              (l)   Form of Subscription Agreement between                 24
                    Registrant and Counsellors Securities,
                    Inc. relating to Classes II through PP.

          (14)      None.

          (15)(a)   Plan of Distribution (Sansom Street Money).            3

              (b)   Plan of Distribution (Sansom Street Tax-Free           3
                    Money).

              (c)   Plan of Distribution (Sansom Street                    3
                     Government Money).

              (d)   Plan of Distribution (Cash Preservation                3
                     Money).

              (e)   Plan of Distribution (Cash Preservation                3
                    Tax-Free Money).

              (f)   Plan of Distribution (SafeGuard Equity).               3

              (g)   Plan of Distribution                                   3
                    (SafeGuard Fixed Income).

              (h)   Plan of Distribution (SafeGuard Balanced).             3

              (i)   Plan of Distribution (SafeGuard Tax-Free).             3

              (j)   Plan of Distribution (SafeGuard Money).                3

              (k)   Plan of Distribution (SafeGuard Tax-Free
                    Money).                                                3

              (l)   Plan of Distribution (Bedford Money).                  3

              (m)   Plan of Distribution (Bedford Tax-Free                 3
                    Money).

              (n)   Plan of Distribution (Bedford Government               3
                    Money).

              (o)   Plan of Distribution (Bedford New York                 7
                    Municipal Money).

                                                                      See Note #
                                                                      ----------

              (p)   Plan of Distribution (SafeGuard Government             7
                    Securities).

              (q)   Plan of Distribution (Income Opportunities             7
                    High Yield).

              (r)   Amendment No. 1 to Plans of Distribution               8
                    (Classes A through Q).

              (s)   Plan of Distribution (Bradford Tax-Free                9
                    Money).

              (t)   Plan of Distribution (Bradford Government              9
                    Money).

              (u)   Plan of Distribution (Alpha Money).                    9

              (v)   Plan of Distribution (Alpha Tax-Free                   9
                    Money).

              (w)   Plan of Distribution (Alpha Government                 9
                    Money).

              (x)   Plan of Distribution (Alpha New York                   9
                    Money).

              (y)   Plan of Distribution (Beta Money).                     9

              (z)   Plan of Distribution (Beta Tax-Free                    9
                    Money).

              (aa)  Plan of Distribution (Beta Government                  9
                    Money).

              (bb)  Plan of Distribution (Beta New York                    9
                    Money).

              (cc)  Plan of Distribution (Gamma Money).                    9

              (dd)  Plan of Distribution (Gamma Tax-Free                   9
                    Money).

              (ee)  Plan of Distribution (Gamma Government                 9
                    Money).

              (ff)  Plan of Distribution (Gamma New York                   9
                    Money).

              (gg)  Plan of Distribution (Delta Money).                    9

              (hh)  Plan of Distribution (Delta Tax-Free                   9

                                                                      See Note #
                                                                      ----------

                    Money).

              (ii)  Plan of Distribution (Delta Government                 9
                    Money).

              (jj)  Plan of Distribution (Delta New York                   9
                    Money).

              (kk)  Plan of Distribution (Epsilon Money).                  9

              (ll)  Plan of Distribution (Epsilon Tax-Free                 9
                    Money).

              (mm)  Plan of Distribution (Epsilon Government               9
                    Money).

              (nn)  Plan of Distribution (Epsilon New York                 9
                    Money).

              (oo)  Plan of Distribution (Zeta Money).                     9

              (pp)  Plan of Distribution (Zeta Tax-Free                    9
                    Money).

              (qq)  Plan of Distribution (Zeta Government                  9
                    Money).

              (rr)  Plan of Distribution (Zeta New York                    9
                    Money).

              (ss)  Plan of Distribution (Eta Money).                      9

              (tt)  Plan of Distribution (Eta Tax-Free Money).             9

              (uu)  Plan of Distribution (Eta Government                   9
                    Money).

              (vv)  Plan of Distribution (Eta New York                     9
                    Money).

              (ww)  Plan of Distribution (Theta Money).                    9

              (xx)  Plan of Distribution (Theta Tax-Free                   9
                    Money).

              (yy)  Plan of Distribution (Theta Government                 9
                    Money).

              (zz)  Plan of Distribution (Theta New York                   9
                    Money).

                                                                      See Note #
                                                                      ----------

              (aaa) Plan of Distribution (Laffer Equity).                  12

              (bbb) Plan Distribution (Warburg Pincus Growth               18
                    & Income Series 2).

              (ccc) Plan of Distribution (Warburg Pincus                   18
                    Balanced Series 2).

              (ddd) Form of Plan of Distribution (BEA                      24
                    International Equity Investor).

              (eee) Form of Plan of Distribution (BEA                      24
                    International Equity Advisor).

              (fff) Form of Plan of Distribution (BEA Emerging             24
                    Markets Equity Investor).

              (ggg) Form of Plan of Distribution (BEA Emerging             24
                    Markets Equity Advisor).

              (hhh) Form of Plan of Distribution (BEA High Yield           24
                    Investor).

              (iii) Form of Plan of Distribution (BEA High Yield           24
                    Advisor).

              (jjj) Form of Plan of Distribution (BEA Global               24
                    Telecommunications Investor).

              (kkk) Form of Plan of Distribution (BEA Global               24
                    Telecommunications Advisor).

              (16)  Schedule of Computation of Performance                 3
                    Quotations.


              (17)  Financial Data Schedule


              (18)  Rule 18f-3 Plan.                                       21


              (19)  Representation of Ballard Spahr Andrews
                    & Ingersoll pursuant to Rule 485(b) under the Securities Act of 1933.


_________________

Note #
------

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

                                                                      See Note #
                                                                      ----------

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

Note #
------

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registrant Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.


24 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

          The following information is given as of July 24, 1996.


     Title of Class of Common Stock                     Number of Record Holders
     ------------------------------                     ------------------------

     a)   RBB Money Market                                          11
     b)   RBB Municipal Money Market                                 2
     c)   Cash Preservation Money Market                            35
     d)   Cash Preservation Municipal Money Market                  67
     e)   Sansom Street Money Market                                 3
     f)   Sansom Street Municipal Money Market                       0
     g)   Sansom Street Government Obligations                       0
          Money Market
     h)   Bedford Money Market                                  96,325
     i)   Bedford Municipal Money Market                         4,495
     j)   Bedford Government Obligations Money                   3,532
          Market
     k)   Bedford New York Municipal Money Market                2,809
     l)   RBB Government Securities                                536
     m)   Bradford Municipal Money Market                            1
     n)   Bradford Government Obligations Money                      1
          Market
     o)   BEA International Equity                                 206
     p)   BEA High Yield                                            48
     q)   BEA Emerging Markets Equity                               37
     r)   BEA U.S. Core Equity                                      70

     s)   BEA U.S. Core Fixed Income                                49
     t)   BEA U.S. Global Fixed Income                              10
     u)   BEA Municipal Bond fund                                   35
     v)   BEA Short Duration                                         0
     w)   BEA Balanced                                               0
     x)   Janney Montgomery Scott                                    1
          Money Market
     y)   Janney Montgomery Scott                                    1
          Municipal Money Market
     z)   Janney Montgomery Scott                                    1
          Government Obligations Money Market
     aa)  Janney Montgomery Scott                                    1
          New York Municipal Money Market
     bb)  ni Micro Cap                                             346
     cc)  ni Growth                                                381
     dd)  ni Growth & Value                                        181

Item 27.  INDEMNIFICATION

          Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

               Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

               Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

               Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Information as to any other business, profession, vocation or employment of a substantial nature in which any directors and officers of PIMC, BEA, and Warburg are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's Form ADV (File No. 801-13304) filed on March 28, 1993, Schedules B and D of BEA's Form ADV (File No. 801-37170) filed on March 30, 1993, and Schedules A and D of Warburg's Form ADV (File No. 801-07321) filed on August 28, 1992, respectively.

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                         PNC BANK, NATIONAL ASSOCIATION

                             Directors and Officers

          To the knowledge of Registrant, none of the directors or officers of PNC except those set forth below, is or has been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of PNC Bank also hold various positions with, and engage in business for, PNC Bank Corp. (formerly PNC Financial Corp), which owns all the outstanding stock of PNC Bank, or other subsidiaries of PNC Bank Corp. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of PNC Bank who are engaged in any other business, profession, vocation or employment of substantial nature.


                                                   PNC BANK, NATIONAL ASSOCIATION

Position with
  PNC Bank,
  National                                                       Other Business                          Type of
 Association                  Name                                Connections                            Business
--------------                ----                               --------------                          --------
Director                      B.R. Brown                         President and C.E.O. of                 Coal
                                                                 Consol, Inc.
                                                                 Pittsburgh, PA (22)

Director                      Constance E. Clayton               Superintendent of Schools               Educator
                                                                 The School District of
                                                                 Philadelphia
                                                                 Philadelphia, PA (23)

Director                      F. Eugene Dixon, Jr.               Private Trustee                         Trustee
                                                                 Lafayette Hill, PA (24)

Director                      A. James Freeman                   Vice Chairman and C.E.O.                Manufacturing
                                                                 Lord Corporation
                                                                 Erie, PA (25)

                                                                 Director                                Banking
                                                                 Marine Bank
                                                                 Erie, PA (26)

Director                      Dr. Stuart Heydt                   President and C.E.O.                    Medical
                                                                 Geisinger Foundation
                                                                 Danville, PA (27)

Director                      Edward P. Junker, III              Chairman and C.E.O.                     Banking
                                                                 Marine Bank
                                                                 Erie, PA (26)

Director                      Thomas A. McConomy                 President, C.E.O. and                   Manufacturing
                                                                 Chairman, Calgon Carbon
                                                                 Corporation
                                                                 Pittsburgh, PA (28)

Director                      Robert C. Milsom                   Retired
                                                                 Pittsburgh, PA*

Director                      Thomas H. O'Brien                  Chairman and C.E.O.                     Bank
                                                                 PNC Bank Corp. (14)                     Holding

Director                      Dr. J. Dennis O'Connor             Chancellor                              Education
                                                                 University of Pittsburgh
                                                                 Pittsburgh, PA (29)


                                       28


Position with
  PNC Bank,
  National                                                       Other Business                          Type of
 Association                  Name                                Connections                            Business
--------------                ----                               --------------                          --------
Director                      Rocco A. Ortenzio                  Chairman and C.E.O.                     Medical
                                                                 Continental Medical
                                                                 Systems, Inc.
                                                                 Mechanicsburg, PA (30)

Director                      Robert C. Robb, Jr.                Partner                                 Financial
                                                                 Lewis, Eckert, Robb &                   and
                                                                 Company                                 Management
                                                                 Plymouth Meeting, PA (31)               Consultants

Director                      Daniel M. Rooney                   President, Pittsburgh                   Football
                                                                 Steelers Football Club
                                                                 of the National Football
                                                                 League
                                                                 Pittsburgh, PA (32)

Director                      Seth E. Schofield                  Chairman, President and                 Airline
                                                                 C.E.O.
                                                                 USAir Group, Inc. and
                                                                 USAir, Inc.
                                                                 Arlington, VA (33)

Director                      Robert M. Valentini                President and C.E.O. Bell               Communica-
                                                                 of Pennsylvania and                      tions
                                                                 Chairman Network Policy
                                                                 Council of Bell
                                                                 Atlantic Corporation
                                                                 Philadelphia, PA (34)

President and                 James E. Rohr                      President                               Bank
Chief Executive                                                  PNC Bank Corp.                          Holding
Officer                                                          (14)                                    Company

President and                 Bruce E. Robbins                   None.
Chief Executive
Officer of PNC
Bank, National
Association,
Pittsburgh

Senior                        Edward V. Randall, Jr.             None.
Executive
Vice President

Executive                     J. Richard Carnall                 Director                                Banking
Vice President                                                   PNC National Bank (2)

                                                                 Chairman and Director                   Financial-
                                                                 PFPC Inc. (3)                           Related
                                                                                                         Services


                                       29


Position with
  PNC Bank,
  National                                                       Other Business                          Type of
 Association                  Name                                Connections                            Business
--------------                ----                               --------------                          --------

                                                                 Director
                                                                 PNC Trust Company                       Fiduciary
                                                                 of New York (11)                        Activities

                                                                 Director                                Equipment
                                                                 Hayden Bolts, Inc.*                     Leasing

                                                                 Director,                               Real Estate
                                                                 Parkway Real Estate
                                                                 Company*

                                                                 Director                                Investment
                                                                 Provident Capital                       Advisory
                                                                 Management, Inc. (5)

                                                                 Director                                Investment
                                                                 Advanced Investment                     Advisory
                                                                 Management, Inc. (15)


Executive                     Richard C. Caldwell                Director                                Banking
Vice President                                                   PNC National Bank (2)

                                                                 Director                                Investment
                                                                 Provident Capital                       Advisory
                                                                 Management, Inc. (5)

                                                                 Director                                Fiduciary
                                                                 PNC Trust Company                       Activities
                                                                 of New York (11)

                                                                 Executive Vice President                Bank
                                                                 PNC Bank Corp. (14)                     Holding
                                                                                                         Company

                                                                 Director                                Investment
                                                                 Advanced Investment                     Advisory
                                                                 Management, Inc. (15)

                                                                 Director                                Banking
                                                                 PNC Bank, New Jersey,
                                                                 New Jersey, National
                                                                 Association (16)

                                                                 Director                                Financial-
                                                                 PFPC Inc. (3)                           Related
                                                                                                         Services

Executive Vice                Herbert G.                         None.
President                     Summerfield, Jr.


                                       30


Position with
  PNC Bank,
  National                                                       Other Business                          Type of
 Association                  Name                                Connections                            Business
--------------                ----                               --------------                          --------
Executive Vice                Joe R. Irwin                       None.
President

President and                 Richard L. Smoot                   Senior Vice President                   Banking
Chief Executive                                                  Operations
Officer of PNC                                                   PNC Bank Corp. (20)
Bank, National
Association,                                                     Director                                Fiduciary
Philadelphia                                                     PNC Trust Company of                    Activities
                                                                 New York (11)

                                                                 Director                                Investment
                                                                 PNC Institutional                       Advisory
                                                                 Management Corporation (28)

                                                                 Director                                Financial
                                                                 PFPC Inc. (3)                           Related
                                                                                                         Services

Executive Vice                W. Herbert Crowder, III            None.
President

Executive Vice                Walter L. West                     None.
President

Senior Vice                   George Lula                        None.
President

Secretary                     William F. Strome                  Director                                International
                                                                 PNC Bank International (35)             Banking
                                                                                                         Services

                                                                 Managing General Counsel                Bank Holding
                                                                 and Senior Vice President               Company
                                                                 PNC Bank Corp.

Senior Vice                   James P. Conley                    None.
President/
Credit Policy


____________________

* For more information, contact William F. Strome, PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, PA 19101.


(1)  PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA
     19103.
(2)  PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.
(3)  PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

(4)  PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.
(5) Provident Capital Management, Inc., 30 S. 17th Street, Site 1500, Philadelphia, PA 19103.
(6) PNC National Investment Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101.
(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(8)  Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(9)  PNC Bancorp, Inc. 3411 Silverside Park, Wilmington, DE 19810
(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.
(11) PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.
(12) Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
     19101.
(13) PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.
(14) PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.
(15) Advanced Investment Management, Inc., 27th Floor, One Oliver Plaza, Pittsburgh, PA 15265.
(16) PNC Bank of New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.
(17) PNC Institutional Management Corporation, 400 Bellevue Parkway, Wilmington, DE 19809.
(18) Provident National Leasing Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101
(19) Provident National Bank Corp. New Jersey, 1 Centennial Square, Haddonfield, NJ 08033
(20) The Clayton Bank and Trust Company, Clayton, DE 19938
(21) Keystone Life Insurance Company, 1207 Chestnut Street, Philadelphia, PA 19107-4101
(22) Consol, Inc., Consol Plaza, Pittsburgh, PA  15241
(23) School District of Philadelphia, 21 Street and The Parkway, Philadelphia, PA 19103-1099
(24) F. Eugene Dixon, Jr., Private Trustee, 665 Thomas Road, Lafayette Hill, PA 19444-0178
(25) Lord Corporation, 2000 W. Grandview Boulevard, Erie, PA  16514
(26) Marine Bank, Ninth and State Streets, Erie, PA  16553
(27) Geisinger Foundation, 100 N. Academy Avenue, Danville, PA  17822
(28) Calgon Carbon Corporation, P.O. Box 717, Pittsburgh, PA  15230-0717
(29) University of Pittsburgh, 107 Cathedral of Learning, Pittsburgh, PA 15260
(30) Continental Medical Systems, Inc., P.O. Box 715, Mechanicsburg, PA  17055
(31) Lewis, Eckert, Robb & Company, 425 One Plymouth Meeting, Plymouth Meeting, PA 19462
(32) Football Club of the National Football League, 300 Stadium Circle, Pittsburgh, PA 15212
(33) USAir Group, Inc. and USAir, Inc., 2345 Crystal Drive, Arlington, VA  22227
(34) Bell of Pennsylvania, One Parkway, Philadelphia, PA  19102
(35) PNC Bank International, 5th and Wood Streets, Pittsburgh, PA  15222

Item 29.  PRINCIPAL UNDERWRITER

          (a) Counsellors Securities Inc. (the "Distributor") acts as distributor for the following investment companies:

               Warburg, Pincus Cash Reserve Fund
               Warburg, Pincus New York Tax Exempt Fund
               Warburg, Pincus New York Municipal Bond Fund
               Warburg, Pincus Intermediate Maturity Government Fund Warburg, Pincus Fixed Income Fund
               Warburg, Pincus Global Fixed Income Fund
               Warburg, Pincus Capital Appreciation Fund
               Warburg, Pincus Emerging Growth Fund
               Warburg, Pincus International Equity Fund
               Warburg, Pincus Japan OTC Fund
               Counsellors Tandem Securities Fund
               Warburg Pincus Growth & Income Fund
               Warburg Pincus Balanced Fund
               Warburg Pincus Tax Free Fund

The Distributor acts as a principal underwriter, depositor or investment adviser for the following investment companies: None other than Registrant and companies listed above.

          (b) Information for each director or officer of the Distributor is set forth below:

Name and Principal            Positions and Offices        Positions and Offices
 Business Address             with the Distributor         with Registrant
-----------------             ---------------------        ---------------------

John L. Vogelstein                   Director
466 Lexington Avenue
New York, New York  10017

Lionel I. Pincus                     Director
466 Lexington Avenue
New York, New York  10017

Reuben S. Leibowitz                  Director,
466 Lexington Avenue                 President and Chief
New York, New York  10017            Financial Officer

John L. Furth                        Director
466 Lexington Avenue
New York, New York  10017

Arnold M. Reichman                   Vice President,             Director
466 Lexington Avenue                 Secretary and
New York, New York  10017            Chief Operating Officer

Roger Reinlieb                       Vice President
466 Lexington Avenue
New York, New York  10017

Karen Amato                          Assistant Secretary
466 Lexington Avenue
New York, New York  10017

Stephen Distler                      Treasurer
466 Lexington Avenue
New York, New York  10017


          (c) Information as to commissions and other compensation received by the principal underwriter is set forth below.

                    Net
 Name of       Underwriting      Compensation
Principal      Discounts and     on Redemption     Brokerage        Other
Underwriter     Commissions      and Repurchase    Commissions   Compensation
-----------    -------------     --------------    -----------   ------------

Counsellors    $  0              $  0              $  0          $  0
Securities
  Inc.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     (1) PNC Bank, National Association (successor by merger to Provident National Bank), Broad and Chestnut Street, Philadelphia, PA 19101 (records relating to its functions as sub-adviser and custodian).

     (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

     (3) PNC Institutional Management Corporation (formerly Provident Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

     (4) PFPC Inc. (formerly Provident Financial Processing Corporation), Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

     (5) Ballard Spahr Andrews & Ingersoll, 1735 Market Street - 51st Floor, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

     (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

     (7) Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York, New York 10017-3147 (records relating to its functions as investment adviser).


Item 31.  MANAGEMENT SERVICES

          None.


Item 32.  UNDERTAKINGS

          (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

          (b) Registrant hereby undertakes to file a post-effective amendment, using unaudited financial statements for RBB Boston Partners Large Cap Value Fund (Investor Class, Advisor Class and Institutional Class); n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund; BEA International Equity, BEA Emerging Markets Equity, BEA GLOBAL Telecommunications and BEA High Yield Portfolios Investor Classes and Advisor Classes which need not be certified, within four to six months from effective date of this Registration Statement.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on October 10, 1996.


                                   THE RBB FUND, INC.


                                   By: /s/ Edward J. Roach
                                       -----------------------
                                        Edward J. Roach
                                        President and
                                        Treasurer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      Signature                     Title                      Date
      ---------                     -----                      ----


/s/ Edward J. Roach           President (Principal          OCTOBER 10, 1996
-------------------------     Executive Officer) and
Edward J. Roach               Treasurer (Principal
                              Financial and Accounting
                              Officer)

/s/ Donald van Roden          Director                      OCTOBER 10, 1996
-------------------------
Donald van Roden

                              Director
-------------------------
Francis J. McKay

/s/ Marvin E. Sternberg      Director                       OCTOBER 10, 1996
-------------------------
Marvin E. Sternberg

/s/ Julian A. Brodsky         Director                      OCTOBER 10, 1996
-------------------------
Julian A. Brodsky

/s/ Arnold M. Reichman        Director                      OCTOBER 10, 1996
-------------------------
Arnold M. Reichman

/s/ Robert Sablowsky          Director                      OCTOBER 10, 1996
-------------------------
Robert Sablowsky

                               THE RBB FUND, INC.

                                   RBB CLASSES
                            CASH PRESERVATION CLASSES
                              SANSOM STREET CLASSES
                                 BEDFORD CLASSES
                                BRADFORD CLASSES
                            BEA INSTITUTIONAL CLASSES
                              BEA INVESTOR CLASSES
                               BEA ADVISOR CLASSES
                      BOSTON PARTNERS INSTITUTIONAL CLASSES
                        BOSTON PARTNERS INVESTOR CLASSES
                         BOSTON PARTNERS ADVISOR CLASSES
                             JANNEY (ALPHA) CLASSES
                                   N/I CLASSES
                                  BETA CLASSES
                                  GAMMA CLASSES
                                  DELTA CLASSES
                                 EPSILON CLASSES
                                  ZETA CLASSES
                                   ETA CLASSES
                                  THETA CLASSES


                                  EXHIBIT INDEX

Exhibit
-------



EX.-99B(1)(q)            ARTICLES OF SUPPLEMENTARY
EX.-99B(10)(b)           Consent of Counsel
EX.-99B(11)              Consent of Independent Accountants
EX.-99B(19)              REPRESENTATION OF BALLARD SPAHR ANDREWS & INGERSOLL
                         PURSUANT TO RULE 485(b) UNDER SECURITIES ACT OF 1933
EX.-27.1                 BEA INTERNATIONAL EQUITY (Financial Data Schedule)
EX.-27.2                 BEA EMERGENCY MALUTS EQUITY (Financial Data Schedule)
EX.-27.3                 BEA U.S. CORE EQUITY (Financial Data Schedule)
EX.-27.4                 BEA U.S. CORE FIXED INCOME (Financial Data Schedule)
EX.-27.5                 BEA GLOBAL FIXED INCOME (Financial Data Schedule)
EX.-27.6                 BEA HIGH YIELD (Financial Data Schedule)
EX.-27.7                 BEA MUNICIPAL BOND (Financial Data Schedule)